  As filed with the Securities and Exchange Commission on April 12, 2007


                                                      Registration No. 033-87382
                                                                       811-08904

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 27                   ( X )


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 74                          ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                            Judy R. Bartlett, Esq.
                New York Life Insurance and Annuity Corporation
                               1 Rockwood Road
                        Sleepy Hollow, New York 10591
                   (Name and Address of Agent for Service)
                                    Copy to:


Richard T. Choi, Esq.                            Thomas F. English, Esq.
Jorden Burt LLP                                  Senior Vice President
1025 Thomas Jefferson Street, NW                 and General Counsel
Suite 400 East                                   New York Life Insurance Company
Washington, DC  20007-5208                       51 Madison Avenue
                                                 New York, New York 10010



Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]  on May 1,2007 pursuant to paragraph (b) of Rule 485.


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on __________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2007


                                      FOR


                         NEW YORK LIFE VARIABLE ANNUITY


            (FORMERLY NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Prospectus describes the individual flexible premium New York Life Variable Annuity policies issued by New York Life Insurance and Annuity Corporation, ("NYLIAC"). We have discontinued sales of the policies. However, we will still accept purchase payments under outstanding policies. We designed these policies to assist individuals with their long-term retirement or other long-term planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals, (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the Fixed Account option, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the variable Investment Divisions listed below.


-    MainStay VP Balanced--Service Class
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Conservative Allocation--Service Class
-    MainStay VP Convertible
-    MainStay VP Developing Growth
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth Allocation--Service Class
-    MainStay VP High Yield Corporate Bond
-    MainStay VP ICAP Select Equity (formerly MainStay VP
     Basic Value)
-    MainStay VP Income & Growth*
-    MainStay VP International Equity
-    MainStay VP Large Cap Growth
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Mid Cap Value
-    MainStay VP Moderate Allocation--Service Class
-    MainStay VP Moderate Growth Allocation--Service Class
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value
-    Alger American Small Capitalization**
-    CVS Calvert Social Balanced Portfolio
-    Columbia Small Cap Value Fund, Variable Series--Class
     B
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
-    Royce Micro-Cap Portfolio--Investment Class
-    Royce Small-Cap Portfolio--Investment Class
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity
-    Victory VIF Diversified Stock--Class A Shares



* The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.


** Effective June 1, 2007, allocations to the Alger American Small
   Capitalization Investment Division, including transfers and new premiums, will no longer be accepted.


    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

    We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information, ("SAI"), dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission, ("SEC"), and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    4
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE VARIABLE ANNUITY................   21
  How Do I Contact NYLIAC?.............   25
FINANCIAL STATEMENTS...................   26
CONDENSED FINANCIAL INFORMATION........   26
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   32
  New York Life Insurance and Annuity
     Corporation.......................   32
  The Separate Account.................   32
  The Portfolios.......................   32
  Additions, Deletions or Substitutions
     of Investments....................   35
  Reinvestment.........................   35
THE POLICIES...........................   35
  Selecting the Variable Annuity That's
     Right for You.....................   36
  Qualified and Non-Qualified
     Policies..........................   38
  Policy Application and Premium
     Payments..........................   38
  Payments Returned for Insufficient
     Funds.............................   39
  Your Right to Cancel ("Free Look")...   39
  Issue Ages...........................   39
  Transfers............................   39
  Limits on Transfers..................   40
  Virtual Service Center and
     Interactive Voice Response
     System............................   42
  Dollar Cost Averaging ("DCA")
     Programs..........................   43
     (a) Traditional Dollar  Cost
         Averaging.....................   44
     (b) The DCA Advantage  Plan.......   44
  Automatic Asset Reallocation.........   45
  Interest Sweep.......................   45
  Accumulation Period..................   46
     (a) Crediting of Premium
          Payments.....................   46
     (b) Valuation of Accumulation
          Units........................   46
  Riders...............................   46
     (a) Living Needs Benefit Rider....   46
     (b) Unemployment Benefit  Rider...   47
     (c) Investment Protection Plan
         Rider (optional)..............   47
     (d) Enhanced Beneficiary Benefit
         Rider (optional)..............   48
     (e) Enhanced Spousal Continuance
         Rider (optional)..............   50
     (f) Upromise Account Rider
         (optional)....................   51
  Policyowner Inquiries................   51
  Records and Reports..................   51
CHARGES AND DEDUCTIONS.................   51
  Surrender Charges....................   51
  Amount of Surrender Charge...........   52
  Exceptions to Surrender Charges......   52
  Other Charges........................   52
     (a) Mortality and Expense Risk
          Charges......................   52



                                         PAGE
                                         ----
     (b) Administration Fee............   53
     (c) Policy Service Charge.........   53
     (d) Fund Charges..................   53
     (e) Investment Protection Plan
         Rider Charge (optional).......   53
     (f) Rider Risk Charge Adjustment
         (optional)....................   53
     (g) Transfer Fees.................   54
     (h) Enhanced Beneficiary Benefit
         Rider Charge..................   54
  Group and Sponsored Arrangements.....   54
  Taxes................................   54
DISTRIBUTIONS UNDER THE POLICY.........   55
  Surrenders and Withdrawals...........   55
     (a) Surrenders....................   55
     (b) Partial Withdrawals...........   55
     (c) Periodic Partial
         Withdrawals...................   56
     (d) Hardship Withdrawals..........   56
  Required Minimum Distribution
      Option...........................   56
  Our Right to Cancel..................   56
  Annuity Commencement Date............   56
  Death Before Annuity Commencement....   57
  Income Payments......................   58
     (a) Election of Income Payment
          Options......................   58
     (b) Proof of Survivorship.........   59
  Delay of Payments....................   59
  Designation of Beneficiary...........   59
  Restrictions Under Code Section
     403(b)(11)........................   59
  Loans................................   60
THE FIXED ACCOUNT......................   60
     (a) Interest Crediting............   61
     (b) Transfers to Investment
          Divisions....................   61
     (c) Fixed Account Initial  Premium
         Guarantee.....................   61
THE DCA ADVANTAGE PLAN ACCOUNTS........   62
FEDERAL TAX MATTERS....................   62
  Introduction.........................   62
  Taxation of Annuities in General.....   62
  Qualified Policies...................   63
     (a) 403(b) Plans..................   64
     (b) Individual Retirement
          Annuities....................   64
     (c) Roth Individual Retirement
          Annuities....................   64
     (d) Deferred Compensation
          Plans........................   64
     (e) Inherited IRAs................   64
     (f) SIMPLE IRAs...................   64
  Taxation of Death Benefits...........   65
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   65
VOTING RIGHTS..........................   66
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   67


THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.


ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.


ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.



NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY."


PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.


POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                7.00%
 as a percentage of the amount withdrawn(1)
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each            $30
 transfer over 12 in a Policy Year (currently no charge for
 the first 12 transfers in a Policy Year).

 (1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 6% during Payment Years 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 --------------------------------------------------------------------
 Maximum Annual Policy Service Charge (charge is the lesser      $30
 of $30 or 2% of the Accumulation Value for policies with
 less than $20,000 of Accumulation Value).
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL         1.40%
 EXPENSES CHARGE (calculated as an annualized percentage of
 the daily average Variable Accumulation Value, including
 mortality and expense risk and administrative fees).

                             OPTIONAL RIDER CHARGES


 --------------------------------------------------------------------
   GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE   1.00%
   (calculated as an annualized percentage of the amount that is guaranteed under this rider, deducted on a quarterly
   basis).
     Current Investment Protection Plan Rider Charge            0.45%
   GUARANTEED MAXIMUM RIDER RISK ADJUSTMENT CHARGE (one-time    2.00%
   charge for cancellation of the Investment Protection Plan
   Rider; calculated as an annualized percentage of the
   amount that is guaranteed under the Investment Protection
   Plan Rider; please contact your Registered Representative
   to determine the percentage We are currently charging
   before you select this feature).
   GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER        1.00%
   CHARGE (calculated as an annualized percentage of the
   policy's Accumulation Value, deducted on a quarterly
   basis).
     Current Enhanced Beneficiary Benefit Rider Charge          0.30%


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


 ------------------------------------------------------------------------------------
                                                                 MINIMUM     MAXIMUM
 ------------------------------------------------------------------------------------
 For policies purchased on or after June 2, 2003: Expenses        0.52%       1.98%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/06.
 For policies purchased prior to June 2, 2003: Expenses that      0.35%       1.63%
 are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
 expenses as of 12/31/06.



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2006. The Fund or its agents provided the fees and charges that are based on 2006 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  ----------------------------------------------------------------------------------------------------------------------------
                                                                               ESTIMATED        TOTAL FUND
                                                                               UNDERLYING     ANNUAL EXPENSES   EXPENSE WAIVER
                          ADVISORY    ADMINISTRATION    12B-1      OTHER     PORTFOLIO FEES   (BEFORE EXPENSE       AND/OR
          FUND              FEE            FEE         FEES(**)   EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP
  Conservative
  Allocation -- Service
  Class                    0.00%          0.00%         0.25%      0.28%(a)          0.61%(b)       1.14%           0.03%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth
  Allocation -- Service
  Class                    0.00%          0.00%         0.25%      0.24%(a)          0.74%(b)       1.23%           0.00%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP ICAP
  Select
  Equity -- Service
  Class*                   0.60%(c)       0.20%         0.25%      0.13%(d)          0.00%          1.18%(e)        0.05%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP ICAP
  Select
  Equity -- Initial
  Class*                   0.60%(c)       0.20%         0.00%      0.13%(d)          0.00%          0.93%(e)        0.05%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap
  Core -- Service Class    0.85%(f)       0.00%         0.25%      0.08%             0.01%          1.19%(e)        0.00%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap
  Core -- Initial Class    0.85%(f)       0.00%         0.00%      0.08%             0.01%          0.94%(e)        0.00%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap
  Value -- Service
  Class                    0.70%(g)       0.00%         0.25%      0.06%             0.02%          1.03%(e)        0.00%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap
  Value -- Initial
  Class                    0.70%(g)       0.00%         0.00%      0.06%             0.02%          0.78%(e)        0.00%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Allocation -- Service
  Class                    0.00%          0.00%         0.25%      0.15%(a)          0.64%(b)       1.04%           0.00%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Growth Allocation --
  Service Class            0.00%          0.00%         0.25%      0.13%(a)          0.70%(b)       1.08%           0.00%
  ----------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT
  Mid-Cap Growth --
  Class S                  0.83%(h)       0.00%         0.25%      0.08%               N/A          1.16%           0.00%
  ----------------------------------------------------------------------------------------------------------------------------

  ---------------------  ---------------
                         NET TOTAL FUND
                         ANNUAL EXPENSES
                          AFTER EXPENSE
          FUND           REIMBURSEMENTS
  ---------------------  ---------------
  MainStay VP
  Conservative
  Allocation -- Service
  Class                       1.11%
  ------------------------------------------------------
  MainStay VP Growth
  Allocation -- Service
  Class                       1.23%
  ----------------------------------------------------------------------
  MainStay VP ICAP
  Select
  Equity -- Service
  Class*                      1.13%
  --------------------------------------------------------------------------------------
  MainStay VP ICAP
  Select
  Equity -- Initial
  Class*                      0.88%
  ------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap
  Core -- Service Class       1.19%
  ----------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap
  Core -- Initial Class       0.94%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap
  Value -- Service
  Class                       1.03%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap
  Value -- Initial
  Class                       0.78%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Allocation -- Service
  Class                       1.04%
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Growth Allocation --
  Service Class               1.08%
  ----------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT
  Mid-Cap Growth --
  Class S                  1.16%(i)
  ----------------------------------------------------------------------------------------------------------------------------



 *  Formerly MainStay VP Basic Value.



(#) Shown as a percentage of average net assets for the fiscal year ended
    December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios based on the allocation of the Fund's assets among the Underlying Portfolios during the Portfolio's fiscal year ended December 31, 2006. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios and the actual expenses of the Underlying Portfolios.

(c) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has contractually agreed to waive its advisory fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. Without this contractual waiver, the actual advisory fee would be 0.60% on assets up to $250 million and 0.55% on assets in excess of $250 million. The contractual waiver may be modified or terminated only with the approval of the Board of Directors.



(d) Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(e) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



(f) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets and reflects an aggregate fee for advisory and administrative services. Effective January 1, 2007, NYLIM has contractually agreed to waive a portion of its management fee so that the management fee is 0.80% for assets over $500 million. Without this contractual waiver, the actual management fee would be 0.85% on all asset levels. This contractual waiver may be modified or terminated only with the approval of the Board of Directors.



(g) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



(h) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



(i) Class S: Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL
                                                                                                                         FUND
                                                                  ADVISORY     ADMINISTRATION    12B-1      OTHER       ANNUAL
                              FUND                                  FEES            FEES        FEES(**)   EXPENSES   EXPENSE(A)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class                            0.75%(b)        0.00%         0.25%      0.10%(c)    1.10%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond -- Service Class                                0.25%           0.20%         0.25%      0.07%(c)    0.77%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond -- Initial Class                                0.25%           0.20%         0.00%      0.07%(c)    0.52%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation -- Service Class                0.36%           0.20%         0.25%      0.06%(c)    0.87%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation -- Initial Class                0.36%           0.20%         0.00%      0.06%(c)    0.62%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                                      0.25%(e)        0.20%         0.00%      0.07%       0.52%
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Service Class                        0.25%           0.20%         0.25%      0.07%(c)    0.77%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Initial Class                        0.25%           0.20%         0.00%      0.07%(c)    0.52%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible -- Service Class                         0.36%           0.20%         0.25%      0.08%(c)    0.89%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible -- Initial Class                         0.36%           0.20%         0.00%      0.08%(c)    0.64%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth -- Service Class                   0.60%(f)        0.20%         0.25%      0.16%(c)    1.21%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth -- Initial Class                   0.60%(f)        0.20%         0.00%      0.16%(c)    0.96%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Floating Rate -- Service Class                       0.60%(b)        0.00%         0.25%      0.10%       0.95%
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government -- Service Class                          0.30%           0.20%         0.25%      0.07%(c)    0.82%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government -- Initial Class                          0.30%           0.20%         0.00%      0.07%(c)    0.57%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond -- Service Class           0.30%           0.20%         0.25%      0.06%(c)    0.81%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond -- Initial Class           0.30%           0.20%         0.00%      0.06%(c)    0.56%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth -- Service Class*                    0.50%(g)        0.20%         0.25%      0.12%(c)    1.07%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth -- Initial Class*                    0.50%(g)        0.20%         0.00%      0.12%(c)    0.82%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity -- Service Class                0.60%           0.20%         0.25%      0.12%(c)    1.17%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity -- Initial Class                0.60%           0.20%         0.00%      0.12%(c)    0.92%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Large Cap Growth -- Service Class                    0.50%(h)        0.20%         0.25%      0.10%(c)    1.05%(d)
  ------------------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL
                                                                                                                         FUND
                                                                  ADVISORY     ADMINISTRATION    12B-1      OTHER       ANNUAL
                              FUND                                  FEES            FEES        FEES(**)   EXPENSES   EXPENSE(A)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Large Cap Growth -- Initial Class                    0.50%(h)        0.20%         0.00%      0.10%(c)    0.80%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth -- Service Class                      0.75%(b)        0.00%         0.25%      0.07%(c)    1.07%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth -- Initial Class                      0.75%(b)        0.00%         0.00%      0.07%(c)    0.82%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index -- Service Class                       0.09%(i)        0.20%         0.25%      0.06%(c)    0.60%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index -- Initial Class                       0.09%(i)        0.20%         0.00%      0.06%(c)    0.35%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth -- Service Class                    0.90%(b)        0.00%         0.25%      0.08%(c)    1.23%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth -- Initial Class                    0.90%(b)        0.00%         0.00%      0.08%(c)    0.98%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return -- Service Class                        0.32%           0.20%         0.25%      0.07%(c)    0.84%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return -- Initial Class                        0.32%           0.20%         0.00%      0.07%(c)    0.59%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value -- Service Class                               0.36%           0.20%         0.25%      0.07%(c)    0.88%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value -- Initial Class                               0.36%           0.20%         0.00%      0.07%(c)    0.63%(d)
  ------------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization -- Class S Shares            0.81%(j)        0.00%         0.25%      0.12%       1.18%
  ------------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization -- Class O Shares            0.81%(j)        0.00%         0.00%      0.12%       0.93%
  ------------------------------------------------------------------------------------------------------------------------------
  CVS Calvert Social Balanced Portfolio                            0.70%(k)        0.00%         0.00%      0.21%       0.91%(l)
  ------------------------------------------------------------------------------------------------------------------------------
  Columbia Small Cap Value Fund, Variable Series -- Class B        0.80%(k)        0.00%         0.25%      0.11%       1.16%
  ------------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth -- Service Shares                   0.75%(x)        0.00%         0.25%      0.12%(y)    1.12%
  ------------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth -- Initial Shares                   0.75%(x)        0.00%         0.00%      0.11%(y)    0.86%
  ------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R) -- Service Class 2                 0.57%(k)        0.00%         0.25%      0.09%       0.91%(m)
  ------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R) -- Initial Class                   0.57%(k)        0.00%         0.00%      0.09%       0.66%(m)
  ------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity Income -- Service Class 2                 0.47%(k)        0.00%         0.25%      0.10%       0.82%
  ------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity Income -- Initial Class                   0.47%(k)        0.00%         0.00%      0.10%       0.57%(m)
  ------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Mid Cap -- Service Class 2                       0.57%(k)        0.00%         0.25%      0.11%       0.93%(m)
  ------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced -- Service Shares                    0.55%(n)        0.00%         0.25%      0.03%       0.83%(o)
  ------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced -- Institutional Shares              0.55%(n)        0.00%         0.00%      0.03%       0.58%(o)
  ------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth -- Service Shares(p)         0.60%(n)        0.00%         0.25%      0.05%       0.90%(o)
  ------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares(p)                                                      0.60%(n)        0.00%         0.00%      0.04%       0.64%(o)
  ------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class                   0.75%(k)        0.00%         0.25%(q)   0.11%       1.11%(r)
  ------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Initial Class                   0.75%(k)        0.00%         0.00%      0.11%       0.86%(r)
  ------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series -- Service Class                          0.75%(k)        0.00%         0.25%(q)   0.14%       1.14%(r)
  ------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series -- Initial Class                          0.75%(k)        0.00%         0.00%      0.14%       0.89%(r)
  ------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class                         0.75%(k)        0.00%         0.25%(q)   0.11%       1.11%(r)
  ------------------------------------------------------------------------------------------------------------------------------
  Royce Micro-Cap Portfolio -- Investment Class                    1.25%           0.00%         0.00%      0.06%       1.31%
  ------------------------------------------------------------------------------------------------------------------------------
  Royce Small-Cap Portfolio -- Investment Class                    1.00%           0.00%         0.00%      0.08%       1.08%
  ------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio -- II                      0.85%(s)        0.00%         0.25%      0.00%       1.10%
  ------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio                            0.85%(s)        0.00%         0.00%      0.00%       0.85%
  ------------------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets Fund                               1.00%           0.00%         0.00%      0.13%       1.13%
  ------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity -- Class II(t)            1.23%(k)        0.00%         0.35%      0.40%       1.98%(u)
  ------------------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL
                                                                                                                         FUND
                                                                  ADVISORY     ADMINISTRATION    12B-1      OTHER       ANNUAL
                              FUND                                  FEES            FEES        FEES(**)   EXPENSES   EXPENSE(A)
  ------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity -- Class I(t)             1.23%(k)        0.00%         0.00%      0.40%       1.63%(u)
  ------------------------------------------------------------------------------------------------------------------------------
  Victory VIF Diversified Stock -- Class A Shares                  0.30%(k)        0.00%         0.25%      0.57%(v)    1.12%(w)
  ------------------------------------------------------------------------------------------------------------------------------



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(*) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending Shareholder approval, the merger is expected to be effective as of August 17, 2007.



(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



(e) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.25% up to $500 million and 0.20% on assets in excess of $500 million.



(f) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% on assets up to $200 million, 0.55% from $200 million to $500 million, 0.525% from $500 million to $1 billion and 0.50% on assets in excess of $1 billion.



(g) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $100 million, 0.45% from $100 million to $200 million and 0.40% on assets in excess of $200 million.



(h) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $200 million and 0.40% on assets in excess of $200 million.



(i) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has voluntarily agreed to waive a portion of its advisory fee so that the advisory fee is 0.05% on assets up to $1 billion and 0.025% on assets in excess of $1 billion. Without this waiver, the actual advisory fee would be 0.10% up to $1 billion and 0.075% on assets in excess of $1 billion.



(j) Previously, the portfolio's Advisory Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.



(k) The fees designated as "Advisory Fees" reflect "Management Fees".



(l) Total Fund Annual Expense" reflects an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash deposit with the bank. These credits are used to reduce the Portfolio's expenses. Total Fund Annual Expense after reductions for fees paid indirectly and fee waivers would be as follows: CVS Calvert Social Balanced 0.90%.



(m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.65% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.56% for Fidelity(R) VIP
    Equity-Income -- Initial Class and 0.91% for Fidelity(R) VIP Mid
    Cap -- Service Class 2. These offsets may be discontinued at any time.



(n) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.



(o) Total Fund Annual Expenses are stated without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown in the fund Statement of Additional Information reflect the application of such limits. The expense limits are detailed in the Fund Statement of Additional Information. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.



(p) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Refer to the "Management Expenses" section in the Fund Prospectus for additional information with further description in the Fund Statement of Additional Information.



(q) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the Fund prospectus.

(r) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(s) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



(t) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



(u) UIF Emerging Market Equity expense cap decreased from 1.65% to 1.60% for Class I and from 1.70% to 1.65% for Class II on June 1, 2006.



(v) Includes an administrative service fee of up to 0.25%.



(w) In addition to any voluntary or contractual fee waivers or expenses, any reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.



(x) The Advisory Fees reflect the amount paid to the Dreyfus Corporation for providing management services.



(y) Other expenses include expenses of 0.01% for acquired fund fees and expenses.

Examples


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $20,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes under surrender of the policy or the Annuity Commencement Date.


     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,107.21   $1,872.11   $3,882.12

MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $  898.81   $  778.68   $1,330.34   $2,833.09
with IPP Rider.......................  $  942.14   $  916.65   $1,558.80   $3,280.25
with EBB Rider.......................  $  927.70   $  870.81   $1,483.14   $3,133.45
with IPP & EBB Riders................  $  971.03   $1,008.79   $1,711.60   $3,580.60

MAINSTAY VP CAPITAL APPRECIATION--
  SERVICE CLASS
without any Riders...................  $  908.38   $  809.28   $1,381.20   $2,933.64
with IPP Rider.......................  $  951.67   $  946.84   $1,608.47   $3,375.94
with EBB Rider.......................  $  937.24   $  901.13   $1,533.20   $3,230.71
with IPP & EBB Riders................  $  980.54   $1,038.69   $1,760.48   $3,673.01

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  874.86   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................  $  918.31   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................  $  903.83   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................  $  947.27   $  933.78   $1,588.49   $3,345.46

MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $  898.81   $  778.68   $1,330.34   $2,833.09
with IPP Rider.......................  $  942.14   $  916.65   $1,558.80   $3,280.25
with EBB Rider.......................  $  927.70   $  870.81   $1,483.14   $3,133.45
with IPP & EBB Riders................  $  971.03   $1,008.79   $1,711.60   $3,580.60

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $  898.81   $1,456.47   $1,838.67   $2,833.09
with IPP Rider.......................  $  942.14   $1,585.31   $2,055.75   $3,280.25
with EBB Rider.......................  $  927.70   $1,542.50   $1,983.86   $3,133.45
with IPP & EBB Riders................  $  971.03   $1,671.35   $2,200.95   $3,580.60
MAINSTAY VP CAPITAL APPRECIATION--
  SERVICE CLASS
without any Riders...................  $  908.38   $1,485.05   $1,886.99   $2,933.64
with IPP Rider.......................  $  951.67   $1,613.50   $2,102.95   $3,375.94
with EBB Rider.......................  $  937.24   $1,570.82   $2,031.43   $3,230.71
with IPP & EBB Riders................  $  980.54   $1,699.27   $2,247.40   $3,673.01
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  874.86   $1,384.77   $1,716.96   $2,577.38
with IPP Rider.......................  $  918.31   $1,514.61   $1,936.89   $3,036.85
with EBB Rider.......................  $  903.83   $1,471.47   $1,864.05   $2,885.98
with IPP & EBB Riders................  $  947.27   $1,601.31   $2,083.98   $3,345.46
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $  898.81   $1,456.47   $1,838.67   $2,833.09
with IPP Rider.......................  $  942.14   $1,585.31   $2,055.75   $3,280.25
with EBB Rider.......................  $  927.70   $1,542.50   $1,983.86   $3,133.45
with IPP & EBB Riders................  $  971.03   $1,671.35   $2,200.95   $3,580.60
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,774.35   $2,371.81   $3,918.01

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $363.81   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $253.26   $  778.68   $1,330.34   $2,833.09
with IPP Rider.......................  $299.51   $  916.65   $1,558.80   $3,280.25
with EBB Rider.......................  $284.10   $  870.81   $1,483.14   $3,133.45
with IPP & EBB Riders................  $330.34   $1,008.79   $1,711.60   $3,580.60
MAINSTAY VP CAPITAL APPRECIATION--
  SERVICE CLASS
without any Riders...................  $263.48   $  809.28   $1,381.20   $2,933.64
with IPP Rider.......................  $309.68   $  946.84   $1,608.47   $3,375.94
with EBB Rider.......................  $294.28   $  901.13   $1,533.20   $3,230.71
with IPP & EBB Riders................  $340.49   $1,038.69   $1,760.48   $3,673.01
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $227.71   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................  $274.07   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................  $258.62   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................  $304.98   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $253.26   $  778.68   $1,330.34   $2,833.09
with IPP Rider.......................  $299.51   $  916.65   $1,558.80   $3,280.25
with EBB Rider.......................  $284.10   $  870.81   $1,483.14   $3,133.45
with IPP & EBB Riders................  $330.34   $1,008.79   $1,711.60   $3,580.60
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $367.87   $1,119.10   $1,891.42   $3,918.01

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $  910.30   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................  $  953.58   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................  $  939.15   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................  $  982.44   $1,044.66   $1,770.22   $3,691.38

MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders...................  $  940.94   $  912.84   $1,552.52   $3,268.12
with IPP Rider.......................  $  984.08   $1,048.97   $1,775.80   $3,694.25
with EBB Rider.......................  $  969.70   $1,003.74   $1,701.85   $3,554.34
with IPP & EBB Riders................  $1,012.85   $1,139.88   $1,925.13   $3,980.46

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  916.04   $  833.72   $1,421.74   $3,013.37
with IPP Rider.......................  $  959.30   $  970.93   $1,648.05   $3,451.79
with EBB Rider.......................  $  944.88   $  925.34   $1,573.10   $3,307.86
with IPP & EBB Riders................  $  988.14   $1,062.56   $1,799.42   $3,746.29

MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,023.75   $1,736.06   $3,626.91

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  942.85   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................  $  985.99   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................  $  971.61   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................  $1,014.75   $1,145.80   $1,934.74   $3,998.23

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,020.76   $1,731.18   $3,617.67

MAINSTAY VP ICAP SELECT EQUITY--
  SERVICE CLASS
without any Riders...................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,130.97   $1,910.69   $3,953.75

MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $  927.53   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................  $  970.74   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................  $  956.34   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................  $  999.54   $1,098.30   $1,857.63   $3,855.13

MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders...................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,128.01   $1,905.89   $3,944.84

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $  910.30   $1,490.75   $1,896.64   $2,953.64
with IPP Rider.......................  $  953.58   $1,619.12   $2,112.37   $3,394.96
with EBB Rider.......................  $  939.15   $1,576.47   $2,040.92   $3,250.05
with IPP & EBB Riders................  $  982.44   $1,704.84   $2,256.65   $3,691.38
MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders...................  $  940.94   $1,581.75   $2,049.79   $3,268.12
with IPP Rider.......................  $  984.08   $1,708.87   $2,261.94   $3,694.25
with EBB Rider.......................  $  969.70   $1,666.63   $2,191.68   $3,554.34
with IPP & EBB Riders................  $1,012.85   $1,793.75   $2,403.84   $3,980.46
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  916.04   $1,507.87   $1,925.52   $3,013.37
with IPP Rider.......................  $  959.30   $1,635.99   $2,140.56   $3,451.79
with EBB Rider.......................  $  944.88   $1,593.42   $2,069.34   $3,307.86
with IPP & EBB Riders................  $  988.14   $1,721.56   $2,284.40   $3,746.29
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,685.32   $2,224.19   $3,626.91
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  942.85   $1,587.42   $2,059.29   $3,287.43
with IPP Rider.......................  $  985.99   $1,714.47   $2,271.24   $3,712.64
with EBB Rider.......................  $  971.61   $1,672.25   $2,201.04   $3,573.03
with IPP & EBB Riders................  $1,014.75   $1,799.28   $2,412.97   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,682.52   $2,219.56   $3,617.67
MAINSTAY VP ICAP SELECT EQUITY--
  SERVICE CLASS
without any Riders...................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $  927.53   $1,542.02   $1,983.04   $3,131.76
with IPP Rider.......................  $  970.74   $1,669.68   $2,196.76   $3,564.49
with EBB Rider.......................  $  956.34   $1,627.26   $2,125.97   $3,422.41
with IPP & EBB Riders................  $  999.54   $1,754.93   $2,339.70   $3,855.13
MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders...................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,782.67   $2,385.56   $3,944.84

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $265.53   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................  $311.72   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................  $296.32   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................  $342.52   $1,044.66   $1,770.22   $3,691.38
MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders...................  $298.23   $  912.84   $1,552.52   $3,268.12
with IPP Rider.......................  $344.27   $1,048.97   $1,775.80   $3,694.25
with EBB Rider.......................  $328.92   $1,003.74   $1,701.85   $3,554.34
with IPP & EBB Riders................  $374.97   $1,139.88   $1,925.13   $3,980.46
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $271.66   $  833.72   $1,421.74   $3,013.37
with IPP Rider.......................  $317.82   $  970.93   $1,648.05   $3,451.79
with EBB Rider.......................  $302.43   $  925.34   $1,573.10   $3,307.86
with IPP & EBB Riders................  $348.60   $1,062.56   $1,799.42   $3,746.29
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $335.41   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $300.27   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................  $346.31   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................  $330.96   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................  $377.00   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $334.40   $1,020.76   $1,731.18   $3,617.67
MAINSTAY VP ICAP SELECT EQUITY--
  SERVICE CLASS
without any Riders...................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $371.92   $1,130.97   $1,910.69   $3,953.75
MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $283.92   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................  $330.03   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................  $314.66   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................  $360.77   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders...................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $370.91   $1,128.01   $1,905.89   $3,944.84

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $  925.62   $  864.20   $1,472.20   $3,112.11
with IPP Rider.......................  $  968.83   $1,001.00   $1,697.35   $3,545.80
with EBB Rider.......................  $  954.43   $  955.54   $1,622.78   $3,403.39
with IPP & EBB Riders................  $  997.64   $1,092.34   $1,847.93   $3,837.09

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $  939.02   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................  $  982.18   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................  $  967.79   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................  $1,010.95   $1,133.95   $1,915.51   $3,962.68

MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $  927.53   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................  $  970.74   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................  $  956.34   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................  $  999.54   $1,098.30   $1,857.63   $3,855.13

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $  923.70   $  858.10   $1,462.13   $3,092.45
with IPP Rider.......................  $  966.93   $  994.99   $1,687.52   $3,527.07
with EBB Rider.......................  $  952.52   $  949.50   $1,612.86   $3,384.38
with IPP & EBB Riders................  $  995.74   $1,086.39   $1,838.25   $3,819.00

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,089.37   $1,843.10   $3,828.04

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,101.26   $1,862.45   $3,864.13

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $  882.52   $  726.50   $1,243.39   $2,659.90
with IPP Rider.......................  $  925.93   $  865.21   $1,473.88   $3,115.40
with EBB Rider.......................  $  911.46   $  819.12   $1,397.53   $2,965.81
with IPP & EBB Riders................  $  954.87   $  957.82   $1,628.01   $3,421.32

MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $  942.85   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................  $  985.99   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................  $  971.61   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................  $1,014.75   $1,145.80   $1,934.74   $3,998.23

MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,029.72   $1,745.83   $3,645.38

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $  925.62   $1,536.33   $1,973.46   $3,112.11
with IPP Rider.......................  $  968.83   $1,664.07   $2,187.41   $3,545.80
with EBB Rider.......................  $  954.43   $1,621.62   $2,116.55   $3,403.39
with IPP & EBB Riders................  $  997.64   $1,749.36   $2,330.49   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $  939.02   $1,576.09   $2,040.28   $3,248.75
with IPP Rider.......................  $  982.18   $1,703.28   $2,252.66   $3,675.83
with EBB Rider.......................  $  967.79   $1,661.02   $2,182.32   $3,535.60
with IPP & EBB Riders................  $1,010.95   $1,788.21   $2,394.70   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $  927.53   $1,542.02   $1,983.04   $3,131.76
with IPP Rider.......................  $  970.74   $1,669.68   $2,196.76   $3,564.49
with EBB Rider.......................  $  956.34   $1,627.26   $2,125.97   $3,422.41
with IPP & EBB Riders................  $  999.54   $1,754.93   $2,339.70   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $  923.70   $1,530.64   $1,963.89   $3,092.45
with IPP Rider.......................  $  966.93   $1,658.46   $2,178.06   $3,527.07
with EBB Rider.......................  $  952.52   $1,615.99   $2,107.13   $3,384.38
with IPP & EBB Riders................  $  995.74   $1,743.81   $2,321.29   $3,819.00
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,757.69   $2,344.28   $3,864.13
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $  882.52   $1,407.75   $1,756.04   $2,659.90
with IPP Rider.......................  $  925.93   $1,537.27   $1,975.06   $3,115.40
with EBB Rider.......................  $  911.46   $1,494.23   $1,902.51   $2,965.81
with IPP & EBB Riders................  $  954.87   $1,623.75   $2,121.53   $3,421.32
MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $  942.85   $1,587.42   $2,059.29   $3,287.43
with IPP Rider.......................  $  985.99   $1,714.47   $2,271.24   $3,712.64
with EBB Rider.......................  $  971.61   $1,672.25   $2,201.04   $3,573.03
with IPP & EBB Riders................  $1,014.75   $1,799.28   $2,412.97   $3,998.23
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,690.89   $2,233.48   $3,645.38

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $281.88   $  864.20   $1,472.20   $3,112.11
with IPP Rider.......................  $328.00   $1,001.00   $1,697.35   $3,545.80
with EBB Rider.......................  $312.62   $  955.54   $1,622.78   $3,403.39
with IPP & EBB Riders................  $358.74   $1,092.34   $1,847.93   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $296.18   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................  $342.24   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................  $326.89   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................  $372.94   $1,133.95   $1,915.51   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $283.92   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................  $330.03   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................  $314.66   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................  $360.77   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $279.83   $  858.10   $1,462.13   $3,092.45
with IPP Rider.......................  $325.96   $  994.99   $1,687.52   $3,527.07
with EBB Rider.......................  $310.59   $  949.50   $1,612.86   $3,384.38
with IPP & EBB Riders................  $356.71   $1,086.39   $1,838.25   $3,819.00
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $361.78   $1,101.26   $1,862.45   $3,864.13
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $235.89   $  726.50   $1,243.39   $2,659.90
with IPP Rider.......................  $282.21   $  865.21   $1,473.88   $3,115.40
with EBB Rider.......................  $266.77   $  819.12   $1,397.53   $2,965.81
with IPP & EBB Riders................  $313.10   $  957.82   $1,628.01   $3,421.32
MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $300.27   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................  $346.31   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................  $330.96   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................  $377.00   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $337.44   $1,029.72   $1,745.83   $3,645.38

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
 1/3wMAINSTAY VP VALUE--SERVICE
  CLASS
without any Riders...................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,041.66   $1,765.34   $3,682.20

ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS S SHARES
without any Riders...................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,130.97   $1,910.69   $3,953.75

CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,125.03   $1,901.06   $3,935.89

DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders...................  $  932.32   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................  $  975.50   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................  $  961.11   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................  $1,004.29   $1,113.16   $1,881.77   $3,900.09

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

FIDELITY(R) VIP EQUITY
  INCOME--SERVICE CLASS 2
without any Riders...................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,023.75   $1,736.06   $3,626.91

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,056.59   $1,789.70   $3,728.03

JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $  904.55   $  797.04   $1,360.88   $2,893.54
with IPP Rider.......................  $  947.86   $  934.78   $1,588.64   $3,337.79
with EBB Rider.......................  $  933.43   $  889.01   $1,513.21   $3,191.93
with IPP & EBB Riders................  $  976.73   $1,026.74   $1,740.95   $3,636.15

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------

  CLASS
without any Riders...................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,702.04   $2,252.02   $3,682.20
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS S SHARES
without any Riders...................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders...................  $  932.32   $1,556.22   $2,006.92   $3,180.66
with IPP Rider.......................  $  975.50   $1,683.69   $2,220.08   $3,611.03
with EBB Rider.......................  $  961.11   $1,641.34   $2,149.48   $3,469.72
with IPP & EBB Riders................  $1,004.29   $1,768.80   $2,362.65   $3,900.09
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73
FIDELITY(R) VIP EQUITY
  INCOME--SERVICE CLASS 2
without any Riders...................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,685.32   $2,224.19   $3,626.91
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,715.98   $2,275.16   $3,728.03
JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $  904.55   $1,473.62   $1,867.68   $2,893.54
with IPP Rider.......................  $  947.86   $1,602.24   $2,084.11   $3,337.79
with EBB Rider.......................  $  933.43   $1,559.50   $2,012.43   $3,191.93
with IPP & EBB Riders................  $  976.73   $1,688.10   $2,228.84   $3,636.15

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------

  CLASS
without any Riders...................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $341.50   $1,041.66   $1,765.34   $3,682.20
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS S SHARES
without any Riders...................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................  $371.92   $1,130.97   $1,910.69   $3,953.75
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $369.89   $1,125.03   $1,901.06   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders...................  $289.03   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................  $335.11   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................  $319.75   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................  $365.84   $1,113.16   $1,881.77   $3,900.09
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73
FIDELITY(R) VIP EQUITY
  INCOME--SERVICE CLASS 2
without any Riders...................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $335.41   $1,023.75   $1,736.06   $3,626.91
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $346.57   $1,056.59   $1,789.70   $3,728.03
JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $259.39   $  797.04   $1,360.88   $2,893.54
with IPP Rider.......................  $305.62   $  934.78   $1,588.64   $3,337.79
with EBB Rider.......................  $290.21   $  889.01   $1,513.21   $3,191.93
with IPP & EBB Riders................  $336.43   $1,026.74   $1,740.95   $3,636.15

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................  $  983.38   $1,047.64   $1,775.09   $3,700.56

MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders...................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,110.18   $1,876.95   $3,891.12

MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,110.18   $1,876.95   $3,891.12

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,125.03   $1,901.06   $3,935.89

ROYCE MICRO-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $  950.51   $  943.17   $1,602.45   $3,364.36
with IPP Rider.......................  $  993.62   $1,078.88   $1,824.56   $3,785.82
with EBB Rider.......................  $  979.25   $1,033.79   $1,750.99   $3,647.45
with IPP & EBB Riders................  $1,022.35   $1,169.51   $1,973.12   $4,068.93

ROYCE SMALL-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,101.26   $1,862.45   $3,864.13

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO-II
without any Riders...................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,107.21   $1,872.11   $3,882.12

VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,116.13   $1,886.60   $3,909.06

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................  $  983.38   $1,707.63   $2,261.28   $3,700.56
MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders...................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
ROYCE MICRO-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $  950.51   $1,610.08   $2,097.23   $3,364.36
with IPP Rider.......................  $  993.62   $1,736.80   $2,308.27   $3,785.82
with EBB Rider.......................  $  979.25   $1,694.69   $2,238.38   $3,647.45
with IPP & EBB Riders................  $1,022.35   $1,821.42   $2,449.44   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,757.69   $2,344.28   $3,864.13
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO-II
without any Riders...................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,771.58   $2,367.24   $3,909.06

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................  $343.52   $1,047.64   $1,775.09   $3,700.56
MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders...................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $364.83   $1,110.18   $1,876.95   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $367.87   $1,119.10   $1,891.42   $3,918.01
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $364.83   $1,110.18   $1,876.95   $3,891.12
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $369.89   $1,125.03   $1,901.06   $3,935.89
ROYCE MICRO-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $308.45   $  943.17   $1,602.45   $3,364.36
with IPP Rider.......................  $354.45   $1,078.88   $1,824.56   $3,785.82
with EBB Rider.......................  $339.11   $1,033.79   $1,750.99   $3,647.45
with IPP & EBB Riders................  $385.11   $1,169.51   $1,973.12   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $361.78   $1,101.26   $1,862.45   $3,864.13
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO-II
without any Riders...................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $363.81   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $366.86   $1,116.13   $1,886.60   $3,909.06

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $1,014.67   $1,144.70   $1,931.52   $3,984.87
with IPP Rider.......................  $1,057.48   $1,277.64   $2,145.97   $4,376.27
with EBB Rider.......................  $1,043.21   $1,233.47   $2,074.95   $4,247.79
with IPP & EBB Riders................  $1,086.02   $1,366.41   $2,289.39   $4,639.18

VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  932.32   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................  $  975.50   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................  $  961.11   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................  $1,004.29   $1,113.16   $1,881.77   $3,900.09

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $1,014.67   $1,798.25   $2,409.90   $3,984.87
with IPP Rider.......................  $1,057.48   $1,922.38   $2,613.65   $4,376.27
with EBB Rider.......................  $1,043.21   $1,881.14   $2,546.18   $4,247.79
with IPP & EBB Riders................  $1,086.02   $2,005.27   $2,749.92   $4,639.18
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  932.32   $1,556.22   $2,006.92   $3,180.66
with IPP Rider.......................  $  975.50   $1,683.69   $2,220.08   $3,611.03
with EBB Rider.......................  $  961.11   $1,641.34   $2,149.48   $3,469.72
with IPP & EBB Riders................  $1,004.29   $1,768.80   $2,362.65   $3,900.09

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $376.91   $1,144.70   $1,931.52   $3,984.87
with IPP Rider.......................  $422.60   $1,277.64   $2,145.97   $4,376.27
with EBB Rider.......................  $407.37   $1,233.47   $2,074.95   $4,247.79
with IPP & EBB Riders................  $453.06   $1,366.41   $2,289.39   $4,639.18
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $289.03   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................  $335.11   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................  $319.75   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................  $365.84   $1,113.16   $1,881.77   $3,900.09

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,107.21   $1,872.11   $3,882.12

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $  874.86   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................  $  918.31   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................  $  903.83   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................  $  947.27   $  933.78   $1,588.49   $3,345.46

MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $  884.44   $  732.66   $1,253.65   $2,680.42
with IPP Rider.......................  $  927.84   $  871.27   $1,483.90   $3,134.94
with EBB Rider.......................  $  913.37   $  825.21   $1,407.64   $2,985.69
with IPP & EBB Riders................  $  956.77   $  963.83   $1,637.88   $3,440.21

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  874.86   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................  $  918.31   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................  $  903.83   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................  $  947.27   $  933.78   $1,588.49   $3,345.46

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $  874.86   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................  $  918.31   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................  $  903.83   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................  $  947.27   $  933.78   $1,588.49   $3,345.46

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $  886.35   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................  $  929.75   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................  $  915.28   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................  $  958.67   $  969.83   $1,647.73   $3,459.05

MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $  917.00   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................  $  960.25   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................  $  945.83   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................  $  989.08   $1,065.54   $1,804.28   $3,755.41

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $  874.86   $1,384.77   $1,716.96   $2,577.38
with IPP Rider.......................  $  918.31   $1,514.61   $1,936.89   $3,036.85
with EBB Rider.......................  $  903.83   $1,471.47   $1,864.05   $2,885.98
with IPP & EBB Riders................  $  947.27   $1,601.31   $2,083.98   $3,345.46
MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $  884.44   $1,413.50   $1,765.79   $2,680.42
with IPP Rider.......................  $  927.84   $1,542.94   $1,984.59   $3,134.94
with EBB Rider.......................  $  913.37   $1,499.92   $1,912.12   $2,985.69
with IPP & EBB Riders................  $  956.77   $1,629.36   $2,130.91   $3,440.21
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  874.86   $1,384.77   $1,716.96   $2,577.38
with IPP Rider.......................  $  918.31   $1,514.61   $1,936.89   $3,036.85
with EBB Rider.......................  $  903.83   $1,471.47   $1,864.05   $2,885.98
with IPP & EBB Riders................  $  947.27   $1,601.31   $2,083.98   $3,345.46
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $  874.86   $1,384.77   $1,716.96   $2,577.38
with IPP Rider.......................  $  918.31   $1,514.61   $1,936.89   $3,036.85
with EBB Rider.......................  $  903.83   $1,471.47   $1,864.05   $2,885.98
with IPP & EBB Riders................  $  947.27   $1,601.31   $2,083.98   $3,345.46
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $  886.35   $1,419.24   $1,775.54   $2,700.92
with IPP Rider.......................  $  929.75   $1,548.59   $1,994.11   $3,154.44
with EBB Rider.......................  $  915.28   $1,505.60   $1,921.71   $3,005.53
with IPP & EBB Riders................  $  958.67   $1,634.96   $2,140.27   $3,459.05
MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $  917.00   $1,510.71   $1,930.31   $3,023.28
with IPP Rider.......................  $  960.25   $1,638.80   $2,145.26   $3,461.24
with EBB Rider.......................  $  945.83   $1,596.23   $2,074.07   $3,317.45
with IPP & EBB Riders................  $  989.08   $1,724.33   $2,289.02   $3,755.41

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $363.81   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $227.71   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................  $274.07   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................  $258.62   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................  $304.98   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $237.93   $  732.66   $1,253.65   $2,680.42
with IPP Rider.......................  $284.25   $  871.27   $1,483.90   $3,134.94
with EBB Rider.......................  $268.81   $  825.21   $1,407.64   $2,985.69
with IPP & EBB Riders................  $315.13   $  963.83   $1,637.88   $3,440.21
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $227.71   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................  $274.07   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................  $258.62   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................  $304.98   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $227.71   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................  $274.07   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................  $258.62   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................  $304.98   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $367.87   $1,119.10   $1,891.42   $3,918.01
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $239.97   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................  $286.28   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................  $270.85   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................  $317.15   $  969.83   $1,647.73   $3,459.05
MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $272.67   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................  $318.84   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................  $303.45   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................  $349.61   $1,065.54   $1,804.28   $3,755.41

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  916.04   $  833.72   $1,421.74   $3,013.37
with IPP Rider.......................  $  959.30   $  970.93   $1,648.05   $3,451.79
with EBB Rider.......................  $  944.88   $  925.34   $1,573.10   $3,307.86
with IPP & EBB Riders................  $  988.14   $1,062.56   $1,799.42   $3,746.29

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $  879.66   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................  $  923.08   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................  $  908.60   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................  $  952.03   $  948.81   $1,613.21   $3,392.94

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  942.85   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................  $  985.99   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................  $  971.61   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................  $1,014.75   $1,145.80   $1,934.74   $3,998.23

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $  878.69   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................  $  922.12   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................  $  907.64   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................  $  951.07   $  945.81   $1,608.27   $3,383.47

MAINSTAY VP ICAP SELECT EQUITY--
  INITIAL CLASS
without any Riders...................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,056.59   $1,789.70   $3,728.03

MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,023.75   $1,736.06   $3,626.91

MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................  $  985.28   $1,053.61   $1,784.83   $3,718.89

MAINSTAY VP LARGE CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  901.68   $  787.85   $1,345.61   $2,863.37
with IPP Rider.......................  $  945.00   $  925.71   $1,573.71   $3,309.06
with EBB Rider.......................  $  930.56   $  879.91   $1,498.17   $3,162.72
with IPP & EBB Riders................  $  973.88   $1,017.76   $1,726.28   $3,608.41

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $  915.08   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................  $  958.34   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................  $  943.92   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................  $  987.18   $1,059.58   $1,794.56   $3,737.16

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  916.04   $1,507.87   $1,925.52   $3,013.37
with IPP Rider.......................  $  959.30   $1,635.99   $2,140.56   $3,451.79
with EBB Rider.......................  $  944.88   $1,593.42   $2,069.34   $3,307.86
with IPP & EBB Riders................  $  988.14   $1,721.56   $2,284.40   $3,746.29
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $  879.66   $1,399.15   $1,741.41   $2,629.04
with IPP Rider.......................  $  923.08   $1,528.78   $1,960.76   $3,086.01
with EBB Rider.......................  $  908.60   $1,485.71   $1,888.12   $2,935.98
with IPP & EBB Riders................  $  952.03   $1,615.34   $2,107.46   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  942.85   $1,587.42   $2,059.29   $3,287.43
with IPP Rider.......................  $  985.99   $1,714.47   $2,271.24   $3,712.64
with EBB Rider.......................  $  971.61   $1,672.25   $2,201.04   $3,573.03
with IPP & EBB Riders................  $1,014.75   $1,799.28   $2,412.97   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $  878.69   $1,396.27   $1,736.52   $2,618.72
with IPP Rider.......................  $  922.12   $1,525.95   $1,955.99   $3,076.19
with EBB Rider.......................  $  907.64   $1,482.86   $1,883.30   $2,925.98
with IPP & EBB Riders................  $  951.07   $1,612.54   $2,102.77   $3,383.47
MAINSTAY VP ICAP SELECT EQUITY--
  INITIAL CLASS
without any Riders...................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,715.98   $2,275.16   $3,728.03
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,685.32   $2,224.19   $3,626.91
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................  $  985.28   $1,713.20   $2,270.54   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  901.68   $1,465.04   $1,853.18   $2,863.37
with IPP Rider.......................  $  945.00   $1,593.77   $2,069.93   $3,309.06
with EBB Rider.......................  $  930.56   $1,551.00   $1,998.14   $3,162.72
with IPP & EBB Riders................  $  973.88   $1,679.73   $2,214.90   $3,608.41
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $  915.08   $1,505.01   $1,920.70   $3,003.43
with IPP Rider.......................  $  958.34   $1,633.18   $2,135.87   $3,442.35
with EBB Rider.......................  $  943.92   $1,590.59   $2,064.61   $3,298.25
with IPP & EBB Riders................  $  987.18   $1,718.77   $2,279.78   $3,737.16

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $271.66   $  833.72   $1,421.74   $3,013.37
with IPP Rider.......................  $317.82   $  970.93   $1,648.05   $3,451.79
with EBB Rider.......................  $302.43   $  925.34   $1,573.10   $3,307.86
with IPP & EBB Riders................  $348.60   $1,062.56   $1,799.42   $3,746.29
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $232.82   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................  $279.17   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................  $263.72   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................  $310.06   $  948.81   $1,613.21   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $300.27   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................  $346.31   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................  $330.96   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................  $377.00   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $231.80   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................  $278.14   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................  $262.69   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................  $309.04   $  945.81   $1,608.27   $3,383.47
MAINSTAY VP ICAP SELECT EQUITY--
  INITIAL CLASS
without any Riders...................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $346.57   $1,056.59   $1,789.70   $3,728.03
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $335.41   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................  $345.55   $1,053.61   $1,784.83   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $256.32   $  787.85   $1,345.61   $2,863.37
with IPP Rider.......................  $302.56   $  925.71   $1,573.71   $3,309.06
with EBB Rider.......................  $287.15   $  879.91   $1,498.17   $3,162.72
with IPP & EBB Riders................  $333.38   $1,017.76   $1,726.28   $3,608.41
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $270.63   $  830.66   $1,416.67   $3,003.43
with IPP Rider.......................  $316.80   $  967.92   $1,643.11   $3,442.35
with EBB Rider.......................  $301.41   $  922.30   $1,568.12   $3,298.25
with IPP & EBB Riders................  $347.58   $1,059.58   $1,794.56   $3,737.16

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,023.75   $1,736.06   $3,626.91

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $  899.76   $  781.74   $1,335.44   $2,843.21
with IPP Rider.......................  $  943.09   $  919.68   $1,563.77   $3,289.86
with EBB Rider.......................  $  928.65   $  873.84   $1,488.14   $3,143.20
with IPP & EBB Riders................  $  971.98   $1,011.78   $1,716.49   $3,589.87

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,089.37   $1,843.10   $3,828.04

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,101.26   $1,862.45   $3,864.13

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $  858.59   $  649.47   $1,114.41   $2,399.84
with IPP Rider.......................  $  902.11   $  789.24   $1,347.89   $2,867.88
with EBB Rider.......................  $  887.60   $  742.80   $1,270.57   $2,714.19
with IPP & EBB Riders................  $  931.12   $  882.55   $1,504.05   $3,182.22

MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  918.91   $  842.87   $1,436.90   $3,043.09
with IPP Rider.......................  $  962.16   $  979.96   $1,662.87   $3,480.10
with EBB Rider.......................  $  947.74   $  934.40   $1,588.02   $3,336.61
with IPP & EBB Riders................  $  990.99   $1,071.50   $1,814.01   $3,773.64

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $  953.93   $  954.83   $1,623.10   $3,411.90

MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $  885.40   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................  $  928.80   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................  $  914.33   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................  $  957.73   $  966.83   $1,642.82   $3,449.64

ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,056.59   $1,789.70   $3,728.03

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................  $  975.78   $1,685.32   $2,224.19   $3,626.91
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $  899.76   $1,459.33   $1,843.51   $2,843.21
with IPP Rider.......................  $  943.09   $1,588.13   $2,060.48   $3,289.86
with EBB Rider.......................  $  928.65   $1,545.33   $1,988.62   $3,143.20
with IPP & EBB Riders................  $  971.98   $1,674.14   $2,205.60   $3,589.87
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,757.69   $2,344.28   $3,864.13
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $  858.59   $1,335.82   $1,633.47   $2,399.84
with IPP Rider.......................  $  902.11   $1,466.33   $1,855.34   $2,867.88
with EBB Rider.......................  $  887.60   $1,422.97   $1,781.87   $2,714.19
with IPP & EBB Riders................  $  931.12   $1,553.47   $2,003.74   $3,182.22
MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  918.91   $1,516.41   $1,939.92   $3,043.09
with IPP Rider.......................  $  962.16   $1,644.42   $2,154.64   $3,480.10
with EBB Rider.......................  $  947.74   $1,601.89   $2,083.52   $3,336.61
with IPP & EBB Riders................  $  990.99   $1,729.91   $2,298.26   $3,773.64
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $  885.40   $1,416.37   $1,770.68   $2,690.68
with IPP Rider.......................  $  928.80   $1,545.77   $1,989.35   $3,144.69
with EBB Rider.......................  $  914.33   $1,502.76   $1,916.91   $2,995.62
with IPP & EBB Riders................  $  957.73   $1,632.17   $2,135.60   $3,449.64
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,715.98   $2,275.16   $3,728.03

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................  $335.41   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $254.28   $  781.74   $1,335.44   $2,843.21
with IPP Rider.......................  $300.52   $  919.68   $1,563.77   $3,289.86
with EBB Rider.......................  $285.11   $  873.84   $1,488.14   $3,143.20
with IPP & EBB Riders................  $331.35   $1,011.78   $1,716.49   $3,589.87
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $361.78   $1,101.26   $1,862.45   $3,864.13
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $210.34   $  649.47   $1,114.41   $2,399.84
with IPP Rider.......................  $256.78   $  789.24   $1,347.89   $2,867.88
with EBB Rider.......................  $241.30   $  742.80   $1,270.57   $2,714.19
with IPP & EBB Riders................  $287.75   $  882.55   $1,504.05   $3,182.22
MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $274.72   $  842.87   $1,436.90   $3,043.09
with IPP Rider.......................  $320.87   $  979.96   $1,662.87   $3,480.10
with EBB Rider.......................  $305.49   $  934.40   $1,588.02   $3,336.61
with IPP & EBB Riders................  $351.64   $1,071.50   $1,814.01   $3,773.64
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $238.96   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................  $285.27   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................  $269.83   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................  $316.15   $  966.83   $1,642.82   $3,449.64
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $346.57   $1,056.59   $1,789.70   $3,728.03

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,125.03   $1,901.06   $3,935.89

DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,035.70   $1,755.60   $3,663.83

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $  888.27   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................  $  931.65   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................  $  917.19   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................  $  960.57   $  975.83   $1,657.58   $3,477.85

FIDELITY(R) VIP EQUITY
  INCOME--INITIAL CLASS
without any Riders...................  $  879.66   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................  $  923.08   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................  $  908.60   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................  $  952.03   $  948.81   $1,613.21   $3,392.94

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,056.59   $1,789.70   $3,728.03

JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $  880.61   $  720.36   $1,233.12   $2,639.32
with IPP Rider.......................  $  924.03   $  859.14   $1,463.84   $3,095.82
with EBB Rider.......................  $  909.55   $  813.02   $1,387.41   $2,945.92
with IPP & EBB Riders................  $  952.97   $  951.81   $1,618.15   $3,402.43

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $  886.35   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................  $  929.75   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................  $  915.28   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................  $  958.67   $  969.83   $1,647.73   $3,459.05

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,035.70   $1,755.60   $3,663.83

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,696.47   $2,242.76   $3,663.83
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $  888.27   $1,424.98   $1,785.28   $2,721.37
with IPP Rider.......................  $  931.65   $1,554.25   $2,003.60   $3,173.90
with EBB Rider.......................  $  917.19   $1,511.29   $1,931.30   $3,025.32
with IPP & EBB Riders................  $  960.57   $1,640.57   $2,149.63   $3,477.85
FIDELITY(R) VIP EQUITY
  INCOME--INITIAL CLASS
without any Riders...................  $  879.66   $1,399.15   $1,741.41   $2,629.04
with IPP Rider.......................  $  923.08   $1,528.78   $1,960.76   $3,086.01
with EBB Rider.......................  $  908.60   $1,485.71   $1,888.12   $2,935.98
with IPP & EBB Riders................  $  952.03   $1,615.34   $2,107.46   $3,392.94
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,715.98   $2,275.16   $3,728.03
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $  880.61   $1,402.02   $1,746.28   $2,639.32
with IPP Rider.......................  $  924.03   $1,531.61   $1,965.53   $3,095.82
with EBB Rider.......................  $  909.55   $1,488.54   $1,892.90   $2,945.92
with IPP & EBB Riders................  $  952.97   $1,618.15   $2,112.16   $3,402.43
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $  886.35   $1,419.24   $1,775.54   $2,700.92
with IPP Rider.......................  $  929.75   $1,548.59   $1,994.11   $3,154.44
with EBB Rider.......................  $  915.28   $1,505.60   $1,921.71   $3,005.53
with IPP & EBB Riders................  $  958.67   $1,634.96   $2,140.27   $3,459.05
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,696.47   $2,242.76   $3,663.83

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $369.89   $1,125.03   $1,901.06   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $339.47   $1,035.70   $1,755.60   $3,663.83
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $242.02   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................  $288.32   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................  $272.88   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................  $319.18   $  975.83   $1,657.58   $3,477.85
FIDELITY(R) VIP EQUITY
  INCOME--INITIAL CLASS
without any Riders...................  $232.82   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................  $279.17   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................  $263.72   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................  $310.06   $  948.81   $1,613.21   $3,392.94
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $346.57   $1,056.59   $1,789.70   $3,728.03
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $233.84   $  720.36   $1,233.12   $2,639.32
with IPP Rider.......................  $280.18   $  859.14   $1,463.84   $3,095.82
with EBB Rider.......................  $264.73   $  813.02   $1,387.41   $2,945.92
with IPP & EBB Riders................  $311.07   $  951.81   $1,618.15   $3,402.43
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $239.97   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................  $286.28   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................  $270.85   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................  $317.15   $  969.83   $1,647.73   $3,459.05
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $339.47   $1,035.70   $1,755.60   $3,663.83

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $  910.30   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................  $  953.58   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................  $  939.15   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................  $  982.44   $1,044.66   $1,770.22   $3,691.38

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,110.18   $1,876.95   $3,891.12

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,125.03   $1,901.06   $3,935.89

ROYCE MICRO-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $  950.51   $  943.17   $1,602.45   $3,364.36
with IPP Rider.......................  $  993.62   $1,078.88   $1,824.56   $3,785.82
with EBB Rider.......................  $  979.25   $1,033.79   $1,750.99   $3,647.45
with IPP & EBB Riders................  $1,022.35   $1,169.51   $1,973.12   $4,068.93

ROYCE SMALL-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,101.26   $1,862.45   $3,864.13

T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,032.71   $1,750.71   $3,654.59

VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,116.13   $1,886.60   $3,909.06

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $  981.16   $1,039.78   $1,760.78   $3,665.93
with IPP Rider.......................  $1,024.12   $1,174.15   $1,979.20   $4,072.79
with EBB Rider.......................  $1,009.80   $1,129.50   $1,906.86   $3,939.20
with IPP & EBB Riders................  $1,052.76   $1,263.90   $2,125.30   $4,346.10

VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  932.32   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................  $  975.50   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................  $  961.11   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................  $1,004.29   $1,113.16   $1,881.77   $3,900.09

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $  910.30   $1,490.75   $1,896.64   $2,953.64
with IPP Rider.......................  $  953.58   $1,619.12   $2,112.37   $3,394.96
with EBB Rider.......................  $  939.15   $1,576.47   $2,040.92   $3,250.05
with IPP & EBB Riders................  $  982.44   $1,704.84   $2,256.65   $3,691.38
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
ROYCE MICRO-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $  950.51   $1,610.08   $2,097.23   $3,364.36
with IPP Rider.......................  $  993.62   $1,736.80   $2,308.27   $3,785.82
with EBB Rider.......................  $  979.25   $1,694.69   $2,238.38   $3,647.45
with IPP & EBB Riders................  $1,022.35   $1,821.42   $2,449.44   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,757.69   $2,344.28   $3,864.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,693.69   $2,238.11   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $  981.16   $1,700.28   $2,247.67   $3,665.93
with IPP Rider.......................  $1,024.12   $1,825.75   $2,455.21   $4,072.79
with EBB Rider.......................  $1,009.80   $1,784.06   $2,386.47   $3,939.20
with IPP & EBB Riders................  $1,052.76   $1,909.55   $2,594.02   $4,346.10
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  932.32   $1,556.22   $2,006.92   $3,180.66
with IPP Rider.......................  $  975.50   $1,683.69   $2,220.08   $3,611.03
with EBB Rider.......................  $  961.11   $1,641.34   $2,149.48   $3,469.72
with IPP & EBB Riders................  $1,004.29   $1,768.80   $2,362.65   $3,900.09

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $265.53   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................  $311.72   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................  $296.32   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................  $342.52   $1,044.66   $1,770.22   $3,691.38
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $364.83   $1,110.18   $1,876.95   $3,891.12
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................  $369.89   $1,125.03   $1,901.06   $3,935.89
ROYCE MICRO-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $308.45   $  943.17   $1,602.45   $3,364.36
with IPP Rider.......................  $354.45   $1,078.88   $1,824.56   $3,785.82
with EBB Rider.......................  $339.11   $1,033.79   $1,750.99   $3,647.45
with IPP & EBB Riders................  $385.11   $1,169.51   $1,973.12   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--
  INVESTMENT CLASS
without any Riders...................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $361.78   $1,101.26   $1,862.45   $3,864.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $338.46   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $366.86   $1,116.13   $1,886.60   $3,909.06
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $341.15   $1,039.78   $1,760.78   $3,665.93
with IPP Rider.......................  $387.00   $1,174.15   $1,979.20   $4,072.79
with EBB Rider.......................  $371.72   $1,129.50   $1,906.86   $3,939.20
with IPP & EBB Riders................  $417.57   $1,263.90   $2,125.30   $4,346.10
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $289.03   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................  $335.11   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................  $319.75   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................  $365.84   $1,113.16   $1,881.77   $3,900.09

           QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY



     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.



1. WHAT IS NEW YORK LIFE VARIABLE ANNUITY?



     A New York Life Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to 44 Investment Divisions of the Separate Account, as well as the Fixed Account. In addition you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Plan Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account currently consists of 74 investment divisions, 44 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan.").

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. The maximum amount you are allowed to transfer from the Fixed Account during any Policy Year is 20%. (See "THE FIXED ACCOUNT.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. (See "THE POLICIES--Transfers.")

     You can make transfers to the investment divisions, from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus. You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                        PAYMENT YEAR                          SURRENDER CHARGE
                        ------------                          ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first business day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Adjustment Charge. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the Policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $500 or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments")



     You may allocate the initial premium payment in the Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Account. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?


     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")


9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals ("proportional" withdrawals in New York), and applicable surrender charges since the most recent "reset date."

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICIES--Your Right to Cancel ("Free Look").")


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA"), you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")


15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?



     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:



REGULAR MAIL    NYLIAC Variable Products Service Center
                Madison Square Station
                P.O. Box 922
                New York, NY 10159

EXPRESS MAIL    NYLIAC Variable Products Service Center
                51 Madison Avenue, Room 651
                New York, NY 10010



     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.



     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?



     A. BY TELEPHONE:



          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")



     B. BY INTERNET:



          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")



     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.



17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?



     Subsequent premium payments and loan repayments must be sent to one of the following addresses:



REGULAR MAIL    NYLIAC
                75 Remittance Drive
                Suite 3021
                Chicago, IL 60675-3021

EXPRESS MAIL    NYLIAC, Suite 3021
                c/o The Northern Trust Bank
                350 North Orleans Street
                Receipt & Dispatch, 8th Floor
                Chicago, IL 60654



     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2006, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.


                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2001 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                            MAINSTAY VP                 MAINSTAY VP
                             BALANCED--                    BOND--
                           SERVICE CLASS               SERVICE CLASS                   MAINSTAY VP BOND--INITIAL CLASS
                          ----------------   ----------------------------------   ------------------------------------------
                           2006    2005(G)    2006     2005     2004    2003(C)    2006     2005     2004     2003     2002
                          ------   -------   ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $10.46   $10.00    $10.20   $10.15   $ 9.91   $10.00    $16.14   $16.01   $15.60   $15.14   $14.02
Accumulation Unit Value
 (end of period)........  $11.38   $10.46    $10.49   $10.20   $10.15   $ 9.91    $16.64   $16.14   $16.01   $15.60   $15.14
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,111    3,115     1,297    1,110      737      296     6,999    8,911   10,346   12,616   14,282


                               MAINSTAY VP BOND--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.01   $12.02   $12.37   $11.50   $10.64
Accumulation Unit Value
 (end of period)........  $14.02   $13.01   $12.02   $12.37   $11.50
Number of Units
 Outstanding (in 000s)
 (end of period)........  11,339    6,588    6,871    4,993    1,981


                                     MAINSTAY VP
                                CAPITAL APPRECIATION--
                                    SERVICE CLASS                MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.17   $11.42   $11.15   $10.00    $17.85   $16.70   $16.26   $12.98   $19.03   $25.14
Accumulation Unit Value
 (end of period)........  $12.51   $12.17   $11.42   $11.15    $18.38   $17.85   $16.70   $16.26   $12.98   $19.03
Number of Units
 Outstanding (in 000s)
 (end of period)........  $  859      788      653      248    12,330   15,825   20,255   23,240   25,441   29,099


                          MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $28.55   $23.09   $16.95   $13.92
Accumulation Unit Value
 (end of period)........  $25.14   $28.55   $23.09   $16.95
Number of Units
 Outstanding (in 000s)
 (end of period)........  29,793   23,024   15,940   11,001




                                                             MAINSTAY VP CASH MANAGEMENT
                          -------------------------------------------------------------------------------------------------
                           2006      2005      2004      2003      2002      2001      2000      1999      1998      1997
                          -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit Value
 (beginning of
 period)................    $1.27     $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10     $1.06
Accumulation Unit Value
 (end of period)........    $1.31     $1.27     $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10
Number of Units
 Outstanding (in 000s)
 (end of period)........   71,765    82,631   100,042   130,435   208,084   205,310   133,091   248,786   105,842    43,157



                                     MAINSTAY VP
                                    COMMON STOCK--
                                    SERVICE CLASS               MAINSTAY VP COMMON STOCK--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.17   $12.44   $11.40   $10.00    $23.61   $22.23   $20.33   $16.31   $21.84
Accumulation Unit Value
 (end of period)........  $15.09   $13.17   $12.44   $11.40    $27.11   $23.61   $22.23   $20.33   $16.31
Number of Units
 Outstanding (in 000s)
 (end of period)........     662      539      387      162     8,043    9,934   12,168   13,689   14,959


                           MAINSTAY VP COMMON STOCK--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $26.71   $28.02   $21.87   $17.52   $14.01
Accumulation Unit Value
 (end of period)........  $21.84   $26.71   $28.02   $21.87   $17.52
Number of Units
 Outstanding (in 000s)
 (end of period)........  16,447   15,714   11,321    8,239    4,979


---------------


(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                           MAINSTAY VP
                          CONSERVATIVE               MAINSTAY VP
                          ALLOCATION--              CONVERTIBLE--
                          SERVICE CLASS             SERVICE CLASS                MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                          -------------   ----------------------------------   ------------------------------------------
                             2006(H)       2006     2005     2004    2003(C)    2006     2005     2004     2003     2002
                          -------------   ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................     $10.00       $12.03   $11.48   $10.99   $10.00    $18.49   $17.59   $16.81   $13.95   $15.36
Accumulation Unit Value
 (end of period)........     $10.66       $13.07   $12.03   $11.48   $10.99    $20.13   $18.49   $17.59   $16.81   $13.95
Number of Units
 Outstanding (in 000s)
 (end of period)........      1,612        1,248    1,105      884      347     6,442    7,778    9,263   10,078    9,467


                            MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $15.92   $17.00   $12.14   $11.78   $10.35
Accumulation Unit Value
 (end of period)........  $15.36   $15.92   $17.00   $12.14   $11.78
Number of Units
 Outstanding (in 000s)
 (end of period)........   9,385    7,873    3,826    3,139    2,205



                                     MAINSTAY VP
                                 DEVELOPING GROWTH--
                                    SERVICE CLASS
                          ----------------------------------
                           2006     2005     2004    2003(C)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.34   $12.11   $11.63   $10.00
Accumulation Unit Value
 (end of period)........  $14.78   $13.34   $12.11   $11.63
Number of Units
 Outstanding (in 000s)
 (end of period)........     316      235      161       55


                                                                                                              MAINSTAY VP
                                                                                                            FLOATING RATE--
                                           MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS                      SERVICE CLASS
                          -------------------------------------------------------------------------------   ----------------
                           2006     2005     2004     2003     2002     2001     2000     1999    1998(A)    2006    2005(G)
                          ------   ------   ------   ------   ------   ------   ------   ------   -------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $ 9.57   $ 8.66   $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12   $10.00    $10.10   $10.00
Accumulation Unit Value
 (end of period)........  $10.62   $ 9.57   $ 8.66   $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12    $10.52   $10.10
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,389    1,609    2,817    3,094    2,893    2,959    3,141    2,276    1,573     6,301    3,612



                                    MAINSTAY VP
                                    GOVERNMENT--
                                   SERVICE CLASS               MAINSTAY VP GOVERNMENT--INITIAL CLASS
                          --------------------------------   ------------------------------------------
                           2006    2005    2004    2003(C)    2006     2005     2004     2003     2002
                          ------   -----   -----   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $ 9.97   $9.91   $9.75   $10.00    $15.61   $15.46   $15.17   $15.10   $13.94
Accumulation Unit Value
 (end of period)........  $10.21   $9.97   $9.91   $ 9.75    $16.02   $15.61   $15.46   $15.17   $15.10
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,005     881     614      272     5,160    6,756    8,248   11,183   15,260


                            MAINSTAY VP GOVERNMENT--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.26   $11.98   $12.37   $11.51   $10.66
Accumulation Unit Value
 (end of period)........  $13.94   $13.26   $11.98   $12.37   $11.51
Number of Units
 Outstanding (in 000s)
 (end of period)........   8,293    4,508    5,008    3,208    1,103


                           MAINSTAY VP
                             GROWTH                  MAINSTAY VP
                          ALLOCATION--       HIGH YIELD CORPORATE BOND--
                          SERVICE CLASS             SERVICE CLASS              MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                          -------------   ----------------------------------   ---------------------------------------------------
                             2006(H)       2006     2005     2004    2003(C)    2006     2005     2004     2003     2002     2001
                          -------------   ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................     $10.00       $12.81   $12.65   $11.41   $10.00    $23.05   $22.70   $20.42   $15.19   $15.09   $14.59
Accumulation Unit Value
 (end of period)........     $11.08       $14.12   $12.81   $12.65   $11.41    $25.46   $23.05   $22.70   $20.42   $15.19   $15.09
Number of Units
 Outstanding (in 000s)
 (end of period)........      1,524        4,654    3,920    2,643      920    18,683   23,132   27,478   30,240   27,478   28,228


                        MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $15.72   $14.12   $13.95   $12.52
Accumulation Unit Value
 (end of period)........  $14.59   $15.72   $14.12   $13.95
Number of Units
 Outstanding (in 000s)
 (end of period)........  25,693   25,509   21,960   14,577



                                     MAINSTAY VP
                                 ICAP SELECT EQUITY--
                                    SERVICE CLASS                 MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.87   $12.40   $11.32   $10.00    $11.63   $11.18   $10.18   $ 8.07   $10.61   $11.27
Accumulation Unit Value
 (end of period)........  $15.10   $12.87   $12.40   $11.32    $13.68   $11.63   $11.18   $10.18   $ 8.07   $10.61
Number of Units
 Outstanding (in 000s)
 (end of period)........     413      332      251       73     2,640    2,904    3,342    3,407    4,314    4,211


                          MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                          -------------------------
                           2000     1999    1998(A)
                          ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $10.72   $10.19   $10.00
Accumulation Unit Value
 (end of period)........  $11.27   $10.72   $10.19
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,356    2,397    1,629


---------------


(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.



(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.



(h) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.


                                     MAINSTAY VP
                                  INCOME & GROWTH--
                                    SERVICE CLASS              MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.64   $12.27   $11.07   $10.00    $11.55   $11.19   $10.07   $ 7.94   $10.00
Accumulation Unit Value
 (end of period)........  $14.53   $12.64   $12.27   $11.07    $13.31   $11.55   $11.19   $10.07   $ 7.94
Number of Units
 Outstanding (in 000s)
 (end of period)........     372      302      200       45     2,835    3,636    4,151    4,374    5,461


                        MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.08   $12.59   $10.86   $10.00
Accumulation Unit Value
 (end of period)........  $10.00   $11.08   $12.59   $10.86
Number of Units
 Outstanding (in 000s)
 (end of period)........   5,593    5,454    3,997    2,263


                                     MAINSTAY VP
                                INTERNATIONAL EQUITY--
                                    SERVICE CLASS                MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $14.39   $13.55   $11.74   $10.00    $19.26   $18.09   $15.63   $12.19   $12.94   $15.26
Accumulation Unit Value
 (end of period)........  $18.59   $14.39   $13.55   $11.74    $24.94   $19.26   $18.09   $15.63   $12.19   $12.94
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,339      869      441      114     3,643    3,484    2,925    2,229    1,933    1,537


                          MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS -
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $18.88   $14.95   $12.32   $11.88
Accumulation Unit Value
 (end of period)........  $15.26   $18.88   $14.95   $12.32
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,556    1,204    1,012      932



                                     MAINSTAY VP
                                  LARGE CAP GROWTH--
                                    SERVICE CLASS              MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $10.96   $10.67   $11.11   $10.00    $12.33   $11.98   $12.44   $ 9.85   $13.92
Accumulation Unit Value
 (end of period)........  $11.56   $10.96   $10.67   $11.11    $13.04   $12.33   $11.98   $12.44   $ 9.85
Number of Units
 Outstanding (in 000s)
 (end of period)........     419      278      191       74     4,322    5,180    6,615    7,818    8,375


                        MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.92   $19.06   $11.68   $10.00
Accumulation Unit Value
 (end of period)........  $13.92   $16.92   $19.06   $11.68
Number of Units
 Outstanding (in 000s)
 (end of period)........   9,537    9,323    2,730    1,408


                                     MAINSTAY VP
                                       MID CAP
                                        CORE--                              MAINSTAY VP MID CAP CORE--
                                    SERVICE CLASS                                 INITIAL CLASS
                          ----------------------------------   ----------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002    2001(B)
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.17   $14.19   $11.80   $10.00    $14.77   $12.92   $10.73   $ 8.03   $ 9.35   $10.00
Accumulation Unit Value
 (end of period)........  $18.28   $16.17   $14.19   $11.80    $16.74   $14.77   $12.92   $10.73   $ 8.03   $ 9.35
Number of Units
 Outstanding (in 000s)
 (end of period)........     986      740      414      125     2,876    3,204    2,964    2,245    1,872      734

                                     MAINSTAY VP
                                       MID CAP
                                       GROWTH--
                                    SERVICE CLASS
                          ----------------------------------
                           2006     2005     2004    2003(D)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.77   $14.56   $12.07   $10.00
Accumulation Unit Value
 (end of period)........  $18.02   $16.77   $14.56   $12.07
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,334    1,104      653      197



                                                                                        MAINSTAY VP MID CAP
                                      MAINSTAY VP MID CAP GROWTH--                            VALUE--
                                             INITIAL CLASS                                 SERVICE CLASS
                          ----------------------------------------------------   ----------------------------------
                           2006     2005     2004     2003     2002    2001(B)    2006     2005     2004    2003(C)
                          ------   ------   ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.76   $11.05   $ 9.14   $ 6.40   $ 9.09   $10.00    $13.94   $13.41   $11.60   $10.00
Accumulation Unit Value
 (end of period)........  $13.75   $12.76   $11.05   $ 9.14   $ 6.40   $ 9.09    $15.64   $13.94   $13.41   $11.60
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,615    5,239    4,905    3,998    1,768      855     1,582    1,298      688      207


                                          MAINSTAY VP MID CAP
                                          VALUE--INITIAL CLASS
                          ----------------------------------------------------
                           2006     2005     2004     2003     2002    2001(B)
                          ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.72   $12.20   $10.53   $ 8.28   $ 9.83   $10.00
Accumulation Unit Value
 (end of period)........  $14.31   $12.72   $12.20   $10.53   $ 8.28   $ 9.83
Number of Units
 Outstanding (in 000s)
 (end of period)........   6,320    7,547    7,353    6,201    5,378    1,781


---------------

(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.



(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(d) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                           MAINSTAY VP
                           MAINSTAY VP      MODERATE
                            MODERATE         GROWTH                  MAINSTAY VP
                          ALLOCATION--    ALLOCATION--             S&P 500 INDEX--
                          SERVICE CLASS   SERVICE CLASS             SERVICE CLASS
                          -------------   -------------   ----------------------------------
                             2006(H)         2006(H)       2006     2005     2004    2003(C)
                          -------------   -------------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................     $10.00          $10.00       $12.61   $12.24   $11.26   $10.00
Accumulation Unit Value
 (end of period)........     $10.83          $11.03       $14.32   $12.61   $12.24   $11.26
Number of Units
 Outstanding (in 000s)
 (end of period)........      2,780           3,194        3,049    2,570    1,713      606


                                                 MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                          ---------------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $23.35   $22.60   $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97
Accumulation Unit Value
 (end of period)........  $26.58   $23.35   $22.60   $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30
Number of Units
 Outstanding (in 000s)
 (end of period)........  16,021   19,872   23,603   25,814   27,274   30,265   30,595   24,805   17,575    9,982



                                     MAINSTAY VP
                                  SMALL CAP GROWTH--
                                    SERVICE CLASS                  MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                          ----------------------------------   ----------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002    2001(B)
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.48   $13.17   $12.24   $10.00    $10.64   $10.37   $ 9.61   $ 6.88   $ 9.48   $10.00
Accumulation Unit Value
 (end of period)........  $14.10   $13.48   $13.17   $12.24    $11.16   $10.64   $10.37   $ 9.61   $ 6.88   $ 9.48
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,048      921      593      192     2,996    3,613    4,375    4,177    2,600    1,286


                                     MAINSTAY VP
                                    TOTAL RETURN--
                                    SERVICE CLASS
                          ----------------------------------
                           2006     2005     2004    2003(C)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.76   $11.23   $10.73   $10.00
Accumulation Unit Value
 (end of period)........  $12.66   $11.76   $11.23   $10.73
Number of Units
 Outstanding (in 000s)
 (end of period)........     720      665      501      171




                                                  MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                          ---------------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $18.74   $17.84   $17.01   $14.41   $17.52   $19.89   $21.09   $18.28   $14.58   $12.55
Accumulation Unit Value
 (end of period)........  $20.23   $18.74   $17.84   $17.01   $14.41   $17.52   $19.89   $21.09   $18.28   $14.58
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,691    9,593   12,145   13,754   14,813   16,939   17,027   14,509   11,136    7,629



                                     MAINSTAY VP
                                       VALUE--
                                    SERVICE CLASS                       MAINSTAY VP VALUE--INITIAL CLASS
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.21   $12.64   $11.55   $10.00    $20.95   $19.99   $18.22   $14.51   $18.64   $18.82
Accumulation Unit Value
 (end of period)........  $15.44   $13.21   $12.64   $11.55    $24.56   $20.95   $19.99   $18.22   $14.51   $18.64
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,121      888      633      223     7,477    8,804   10,255   11,104   11,706   11,482


                          MAINSTAY VP VALUE--INITIAL CLASS
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $16.91   $15.76   $16.67   $13.76
Accumulation Unit Value
 (end of period)........  $18.82   $16.91   $15.76   $16.67
Number of Units
 Outstanding (in 000s)
 (end of period)........   8,963    9,782   10,004    7,236



                                        ALGER
                                    AMERICAN SMALL
                                   CAPITALIZATION--
                                    CLASS S SHARES             ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $16.04   $13.95   $12.16   $10.00    $11.43   $ 9.92   $ 8.63   $ 6.15   $ 8.45   $12.16
Accumulation Unit Value
 (end of period)........  $18.93   $16.04   $13.95   $12.16    $13.53   $11.43   $ 9.92   $ 8.63   $ 6.15   $ 8.45
Number of Units
 Outstanding (in 000s)
 (end of period)........     564      364      210       55     5,028    5,793    6,515    6,994    7,192    7,864


                        ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $16.93   $11.97   $10.51   $ 9.57
Accumulation Unit Value
 (end of period)........  $12.16   $16.93   $11.97   $10.51
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,657    3,063    1,904    1,060



                                                   CVS CALVERT SOCIAL BALANCED PORTFOLIO
                          ---------------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $18.61   $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46
Accumulation Unit Value
 (end of period)........  $19.96   $18.61   $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,268    1,536    1,684    1,655    1,627    1,668    1,484      987      594      282


---------------


(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(h) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                             COLUMBIA SMALL CAP
                                 VALUE FUND,                      DREYFUS IP
                              VARIABLE SERIES--              TECHNOLOGY GROWTH--            DREYFUS IP TECHNOLOGY
                                   CLASS B                      SERVICE SHARES              GROWTH--INITIAL SHARES
                          -------------------------   ----------------------------------   ------------------------
                           2006     2005    2004(E)    2006     2005     2004    2003(C)    2006     2005     2004
                          ------   ------   -------   ------   ------   ------   -------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.03   $10.61   $10.00    $11.87   $11.63   $11.77   $10.00    $ 8.87   $ 8.67   $ 8.75
Accumulation Unit Value
 (end of period)........  $12.99   $11.03   $10.61    $12.18   $11.87   $11.63   $11.77    $ 9.12   $ 8.87   $ 8.67
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,275      704       49       476      396      277      104     1,284    1,423    1,936


                            DREYFUS IP TECHNOLOGY      FIDELITY(R) VIP CONTRAFUND(R)--
                           GROWTH--INITIAL SHARES              SERVICE CLASS 2
                          -------------------------   ----------------------------------
                           2003     2002    2001(B)    2006     2005     2004    2003(C)
                          ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $ 5.88   $ 9.84   $10.00    $15.27   $13.27   $11.69   $10.00
Accumulation Unit Value
 (end of period)........  $ 8.75   $ 5.88   $ 9.84    $16.78   $15.27   $13.27   $11.69
Number of Units
 Outstanding (in 000s)
 (end of period)........   2,027      815      325     2,697    1,792      955      318



                                               FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                          ---------------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $24.21   $21.00   $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63
Accumulation Unit Value
 (end of period)........  $26.67   $24.21   $21.00   $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01
Number of Units
 Outstanding (in 000s)
 (end of period)........  12,342   14,328   15,206   15,836   16,358   17,160   16,983   12,004    7,022    3,079

                           FIDELITY(R) VIP EQUITY-INCOME--
                                   SERVICE CLASS 2
                          ----------------------------------
                           2006     2005     2004    2003(C)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.16   $12.64   $11.53   $10.00
Accumulation Unit Value
 (end of period)........  $15.57   $13.16   $12.64   $11.53
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,806    1,344      810      251


                                                                                                                    FIDELITY(R) VIP
                                                                                                                       MID CAP--
                                               FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS                         SERVICE CLASS 2
                          ---------------------------------------------------------------------------------------   ---------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997     2006     2005
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $18.45   $17.67   $16.07   $12.50   $15.26   $16.29   $15.23   $14.53   $13.20   $10.45   $16.12   $13.85
Accumulation Unit Value
 (end of period)........  $21.86   $18.45   $17.67   $16.07   $12.50   $15.26   $16.29   $15.23   $14.53   $13.20   $17.87   $16.12
Number of Units
 Outstanding (in 000s)
 (end of period)........   8,089    9,399   10,725   11,179   11,548   11,501    9,762    8,139    5,850    2,267    3,833    3,580

                        FIDELITY(R) VIP
                             MID CAP--
                        SERVICE CLASS 2
                          ----------------
                           2004    2003(D)
                          ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.27   $10.00
Accumulation Unit Value
 (end of period)........  $13.85   $11.27
Number of Units
 Outstanding (in 000s)
 (end of period)........   2,037      199



                            JANUS ASPEN SERIES BALANCED--
                                    SERVICE SHARES              JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.92   $11.23   $10.52   $10.00    $21.84   $20.52   $19.17   $17.05   $18.48   $19.66
Accumulation Unit Value
 (end of period)........  $12.98   $11.92   $11.23   $10.52    $23.85   $21.84   $20.52   $19.17   $17.05   $18.48
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,416    1,217      924      410    15,886   20,068   24,437   28,250   31,372   32,862


                          JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES S 2
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $20.40   $16.32   $12.32   $10.24
Accumulation Unit Value
 (end of period)........  $19.66   $20.40   $16.32   $12.32
Number of Units
 Outstanding (in 000s)
 (end of period)........  30,425   16,575    6,418    2,043


                             JANUS ASPEN SERIES WORLDWIDE
                                       GROWTH--
                                    SERVICE SHARES              JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                          ----------------------------------   ------------------------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002     2001     2000
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.37   $11.88   $11.53   $10.00    $15.85   $15.18   $14.70   $12.02   $16.36   $21.39   $25.73
Accumulation Unit Value
 (end of period)........  $14.38   $12.37   $11.88   $11.53    $18.48   $15.85   $15.18   $14.70   $12.02   $16.36   $21.39
Number of Units
 Outstanding (in 000s)
 (end of period)........     476      416      297      121     9,403   11,939   15,251   18,103   20,859   23,563   23,672


                          JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                          ------------------------
                           1999     1998     1997
                          ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $15.86   $12.48   $10.36
Accumulation Unit Value
 (end of period)........  $25.73   $15.86   $12.48
Number of Units
 Outstanding (in 000s)
 (end of period)........  12,816    7,855    4,392


                                        MFS(R)
                               INVESTORS TRUST SERIES--
                                    SERVICE CLASS              MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.56   $11.91   $10.86   $10.00    $ 9.90   $ 9.35   $ 8.52   $ 7.07   $ 9.07
Accumulation Unit Value
 (end of period)........  $13.96   $12.56   $11.91   $10.86    $11.03   $ 9.90   $ 9.35   $ 8.52   $ 7.07
Number of Units
 Outstanding (in 000s)
 (end of period)........     100       92       70       12     1,764    2,160    2,599    2,885    3,138


                        MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $10.95   $11.12   $10.57   $10.00
Accumulation Unit Value
 (end of period)........  $ 9.07   $10.95   $11.12   $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,303    2,695    1,685      435


---------------


(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.



(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(d) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(e) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                        MFS(R)
                                  RESEARCH SERIES--
                                    SERVICE CLASS                MFS(R) RESEARCH SERIES--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.33   $12.56   $11.02   $10.00    $10.73   $10.09   $ 8.84   $ 7.19   $ 9.66
Accumulation Unit Value
 (end of period)........  $14.48   $13.33   $12.56   $11.02    $11.69   $10.73   $10.09   $ 8.84   $ 7.19
Number of Units
 Outstanding (in 000s)
 (end of period)........     130      112       74       35     2,180    2,867    3,422    3,779    4,107


                          MFS(R) RESEARCH SERIES--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.44   $13.25   $10.83   $10.00
Accumulation Unit Value
 (end of period)........  $ 9.66   $12.44   $13.25   $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,857    4,054      999      252



                                                                                          ROYCE              ROYCE
                                                      NEUBERGER BERMAN AMT MID-CAP      MICRO-CAP          SMALL-CAP
                          MFS(R) UTILITIES SERIES--             GROWTH--               PORTFOLIO--        PORTFOLIO--
                                SERVICE CLASS                   CLASS S              INVESTMENT CLASS   INVESTMENT CLASS
                          -------------------------   ----------------------------   ----------------   ----------------
                           2006     2005    2004(F)    2006      2005     2004(F)     2006    2005(G)    2006    2005(G)
                          ------   ------   -------   -------   -------   --------   ------   -------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $15.94   $13.86   $10.83    $13.96    $12.48     $10.91    $12.16   $10.00    $11.18   $10.00
Accumulation Unit Value
 (end of period)........  $20.58   $15.94   $13.86    $15.76    $13.96     $12.48    $14.51   $12.16    $12.72   $11.18
Number of Units
 Outstanding (in 000s)
 (end of period)........   5,493    4,346    1,092       349       236        109     1,051      159       907      387


                                    T. ROWE PRICE
                              EQUITY INCOME PORTFOLIO II         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(C)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.94   $12.66   $11.20   $10.00    $14.22   $13.88   $12.25   $ 9.90   $11.55
Accumulation Unit Value
 (end of period)........  $15.15   $12.94   $12.66   $11.20    $16.69   $14.22   $13.88   $12.25   $ 9.90
Number of Units
 Outstanding (in 000s)
 (end of period)........  $1,906    1,460      765      224     8,977   10,552   10,397    9,625    9,056


                          T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ----------------------------------
                           2001     2000     1999    1998(A)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.55   $10.36   $10.13   $10.00
Accumulation Unit Value
 (end of period)........  $11.55   $11.55   $10.36   $10.13
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,398    3,679    2,387      995



                                                   VAN ECK WORLDWIDE HARD ASSETS
                          -------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999    1998(A)
                          ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $23.26   $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00
Accumulation Unit Value
 (end of period)........  $28.55   $23.26   $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,296    2,840    1,271      805      714      378      469      216       53

                               VAN KAMPEN UIF EMERGING
                               MARKETS EQUITY--CLASS II
                          ----------------------------------
                           2006     2005     2004    2003(C)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $21.93   $16.63   $13.71   $10.00
Accumulation Unit Value
 (end of period)........  $29.67   $21.93   $16.63   $13.71
Number of Units
 Outstanding (in 000s)
 (end of period)........     526      304      134       31



                                              VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                          ---------------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $16.76   $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Accumulation Unit Value
 (end of period)........  $22.66   $16.76   $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,407    3,378    3,076    3,161    3,213    3,172    3,358    1,659      841      827

                          VICTORY VIF DIVERSIFIED STOCK--
                                  CLASS A SHARES
                          -------------------------------
                            2006       2005      2004(F)
                          --------   --------   ---------
Accumulation Unit Value
 (beginning of
 period)................   $12.00     $11.19      $10.00
Accumulation Unit Value
 (end of period)........   $13.45     $12.00      $11.19
Number of Units
 Outstanding (in 000s)
 (end of period)........      578        483         184


---------------


(a) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.



(c) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(f) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.



(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $76.4 billion at the end of 2006. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations, (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account currently has 74 Investment Divisions, 44 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus. The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.


     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the Policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.



     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.



FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                 -                                   -
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Conservative Allocation;
                                 Management LLC                      MainStay VP Growth Allocation;
                                                                     MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation
                                 Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                 ("MacKay")                          MainStay VP Bond;
                                                                     MainStay VP Capital Appreciation;
                                                                     MainStay VP Cash Management;
                                                                     MainStay VP Common Stock;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Floating Rate;
                                                                     MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth;
                                                                     MainStay VP Mid Cap Value;
                                                                     MainStay VP S&P 500 Index;
                                                                     MainStay VP Small Cap Growth;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: Institutional Capital   MainStay VP ICAP Select Equity
                                 LLC
                                 Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                 Management, Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization


FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                 -                                   -
Calvert Variable Series, Inc.    Calvert Asset Management Company,   Calvert Social Balanced Portfolio
                                 Inc.
                                 Subadvisers (equity portion): New
                                 Amsterdam Partners LLC and SSgA
                                 Funds Management, Inc. (No
                                 subadviser on fixed income
                                 portion)
Columbia Funds Variable          Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Insurance Trust
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadviser: Fidelity Management &   Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                            MFS(R) Research Series;
                                                                     MFS(R) Utilities Series
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio
                                                                     Royce Small-Cap Portfolio
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio II
Inc.
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
Victory Variable Insurance       Victory Capital Management, Inc.    Victory VIF Diversified Stock
Funds



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.


     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.


     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other Separate Accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.


     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features such as those mentioned in the chart may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.



----------------------------------------------------------------------------------------------------------------
                                                NEW YORK LIFE                                  NEW YORK LIFE
                          NEW YORK LIFE       LONGEVITY BENEFIT         NEW YORK LIFE        PREMIUM PLUS ELITE
                        VARIABLE ANNUITY#     VARIABLE ANNUITY#    ELITE VARIABLE ANNUITY#   VARIABLE ANNUITY#
----------------------------------------------------------------------------------------------------------------
Surrender Charge       6 Years (7%, 7%, 7%,   10 Years (8%, 8%,    8 Years (8%, 8%, 8%,      10 Years (8%, 8%,
Period                 6%, 5%, 4% -- based   8%, 7%, 6%, 5%, 4%,      7%, 6%, 5%, 4%,       8%, 7%, 6%, 5%, 4%,
                         on each premium     3%, 3%, 3% -- based    3% -- based on each     3%, 3%, 3% -- based
                          payment date)      on the Policy Date)*  premium payment date)*     on each premium
                                                                                               payment date)*
----------------------------------------------------------------------------------------------------------------
DCA Advantage Plan     Yes (6, 12, 18 month      Yes (6 month      Yes (6 month account)        Yes (6 month
                            accounts)              account)                                       account)
----------------------------------------------------------------------------------------------------------------
Interest Sweep                 Yes                   Yes                    Yes                     Yes
----------------------------------------------------------------------------------------------------------------
Longevity Benefit               No                   Yes                    No                       No
----------------------------------------------------------------------------------------------------------------
Premium Credit                  No                   Yes                    Yes                      No
----------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes                   Yes                    Yes                     Yes
                             One-Year              One-Year              One-Year                - One-Year
----------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age         Optional              Optional                 Optional
Guarantee                       85           Annual reset to age   Annual reset to age 80   Annual reset to age
                                                      80                                             80
----------------------------------------------------------------------------------------------------------------
Annual Death Benefit           N/A                  0.30%          Ages 65 or               Ages 65 or
Reset Charge                                                       younger:     0.30%       younger:     0.30%
                                                                   Ages 66 to 75: 0.35%     Ages 66 to 75: 0.35%
----------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.40%                 1.35%                 1.70%                    1.90%
Risk and               Based on assets of    Based on Adjusted     Based on Adjusted        Based on Adjusted
Administration Costs   the Separate          Premium Payments.     Premium Payments.        Premium Payments.
Charge                 Account.              Charge is not         Charge is not reflected  Charge is not
                       Charge is reflected   reflected in the      in the Accumulation      reflected in the
                       in the Accumulation   Accumulation Unit     Unit Value               Accumulation Unit
                       Unit Value            Value                                          Value
----------------------------------------------------------------------------------------------------------------
Longevity Benefit              N/A           1.00%                          N/A                     N/A
Charge                                       Based on the total
                                             premium payment made
                                             to the policy.
----------------------------------------------------------------------------------------------------------------
Annual Policy Service     Lesser of $30              $30                    $30                     $30
Charge                       or 2% of
                        Accumulation Value
----------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $20,000               $100,000              $100,000                 $100,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------

---------------------  --------------------------------------------------------------------------------------
                          NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                         PREMIUM PLUS II       SELECT VARIABLE       FLEXIBLE PREMIUM      ACCESS VARIABLE
                        VARIABLE ANNUITY#          ANNUITY#         VARIABLE ANNUITY#          ANNUITY#
---------------------  --------------------------------------------------------------------------------------
Surrender Charge       8 Years (8%, 8%, 8%,    3 Years (8%, 8%,    9 Years (7%, 7%, 7%,          None
Period                   7%, 6%, 5%, 4%,     7% -- based on each   6%, 5%, 4%, 3%, 2%,
                       3% -- based on each     premium payment        1% -- based on
                         premium payment            date)              policy date)
                              date)*
----------------------------------------------------------------------------------------------------------------
DCA Advantage Plan         Yes (6 month      Yes (6 and 12 month            No                    No
                             account)             accounts)
----------------------------------------------------------------------------------------------------------------
Interest Sweep                 Yes                   Yes                   Yes                    No
----------------------------------------------------------------------------------------------------------------
Longevity Benefit               No                    No                    No                    No
----------------------------------------------------------------------------------------------------------------
Premium Credit                 Yes                    No                    No                    No
----------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes                   Yes                   Yes                   Yes
                             One-Year              One-Year              One-Year              One-Year
----------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age   Annual reset to age   3 year reset to age     Annual reset to
Guarantee                       80                    80                    85                  age 80
----------------------------------------------------------------------------------------------------------------
Annual Death Benefit           N/A                   N/A                   N/A                   N/A
Reset Charge
----------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.75%                 1.85%                 1.40%                 1.55%
Risk and               Based on assets of    Based on assets of    Based on assets of    Based on assets of
Administration Costs   the Separate          the Separate          the Separate          the Separate
Charge                 Account.              Account.              Account.              Account.
                       Charge is reflected   Charge is reflected   Charge is reflected   Charge is reflected
                       in the Accumulation   in the Accumulation   in the Accumulation   in the Accumulation
                       Unit Value            Unit Value            Unit Value            Unit Value
----------------------------------------------------------------------------------------------------------------
Longevity Benefit              N/A                   N/A                   N/A                   N/A
Charge
----------------------------------------------------------------------------------------------------------------
Annual Policy Service          $30                   $50                   $30                   $40*
Charge
----------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000              $100,000              $20,000               $50,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------


     All policies and features may not be available in all jurisdictions.

 #  Each formerly a LifeStages(R) Variable Annuity.

 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified Retirement Plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this Policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:



     - A guaranteed death benefit, as explained in this Prospectus.


     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.


     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the Policy.


     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.



     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 44 Investment Divisions, the DCA Advantage Plan Accounts and the Fixed Account. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Allocation Alternative at the time a premium payment is made.


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time. For residents of the states of Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The current available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.



     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 15 of this Prospectus, and We agree.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth the provision in your policy.


     ISSUE AGES


     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.


     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. In addition, you can also transfer from the DCA Advantage Plan Accounts. You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")


        - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this Prospectus (or any other address We indicate to you in writing);


        - use the IVR at 800-598-2019;

        - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

        - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.


     For more details, see "Virtual Service Center and Interactive Voice Response System."

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund


     - limit the dollar amount, frequency, or number of transfers.



     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.


     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the Investment Company Act of 1940, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.


     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.


     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               (a) impeding a portfolio manager's ability to sustain an
                   investment objective;

               (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               (c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.


          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies.

     We may revoke VSC and IVR Privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number ("PIN"). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, WWW.NEWYORKLIFE.COM, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.


     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.


     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.

     We make the VSC and IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable.

     VSC


     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).


     The VSC enables you to:


        - e-mail your Registered Representative or VPSC;


        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments;

        - reset your PIN;

        - change your address; and

        - obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        - obtain current Policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments; and

        - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information, (Social Security number, address of record, date of birth), before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.



     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.


     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC also offers the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.



     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:



            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers, (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging Option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month except the 29th, 30th or 31st. In order to process transfers under Our Traditional Dollar Cost Averaging option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date the transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the Dollar Cost Averaging transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed.



     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan


     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.


     You can enroll in any one, two or all three DCA Advantage Plan Accounts. YOU MUST ALLOCATE A MINIMUM OF $5,000 IN EACH DCA ADVANTAGE PLAN ACCOUNT THAT IS SELECTED. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2007 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2007, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2007 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to a DCA Advantage Plan account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.


     You can make partial withdrawals and transfers, (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under to this option.



     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Variable Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.


     This feature is available to you at no additional cost.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or

31st of a month). To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date the transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).


     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.


     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such lower amount as We may determine.


     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25, or such lower amount as We may permit. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.


     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two Riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit Riders each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. The riders are only available in those jurisdictions where they have been approved. Please consult with your Registered Representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a

10% IRS penalty. This rider is in effect in all states where approved. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)


     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.


     The amount that is guaranteed under the rider will depend on when you select or reset it:

           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.


           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.



          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")


     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.



     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either VPSC or the Registered Representative receives your cancellation request.



     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.


     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount; ($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you or the Annuitant (if you are not the Annuitant) die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")


     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.


     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.


     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.


     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (See, "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, (or the Annuitant, if you are not the Annuitant), die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated, (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated, (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, (see above), your policy will, subject to state availability, also include the Enhanced Spousal Continuance, ("ESC"), Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.


     Under the ESC Rider, if your spouse is the sole primary Beneficiary upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record, (excluding the DCA Advantage Plan Accounts).


     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The Rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account.

     POLICYOWNER INQUIRIES


     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE VARIABLE ANNUITY--Questions 15, 16 and 17.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.


     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the

Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        PAYMENT YEAR                          CHARGE
                        ------------                          ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    5%
6...........................................................    4%
7+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year, or (iii) the Accumulation Value less accumulated premium payments.


     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you select an Income Payment Option in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy; and

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges


     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (e) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis, (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (f) Rider Risk Charge Adjustment (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC or the Registered Representative receives your cancellation request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the

Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.


     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     (h) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider, (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis, (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.


     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.


     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Fax transmissions are not acceptable and will not be honored at any time. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. NYLIAC will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy, (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals, (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts (where available) in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made, (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day, (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the withdrawals are scheduled to begin. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. You must specify the Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNT--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus.

     The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made, less any outstanding loan balance, less any withdrawals, ("proportional withdrawals" in New York)*, made since the most recent Reset Anniversary and any surrender charges applicable to such withdrawals (proportional withdrawals in New York).

     We recalculate the reset value, with respect to applications signed prior to May 19, 2000, every three years, (six years in Texas), from the date of the initial premium payment, ("Reset Anniversary"), until you or the Annuitant reaches age 85, unless otherwise required by applicable state laws. For applications signed on or after May 19, 2000 (in states where approved), We recalculate the reset value each year on the Policy Anniversary. Please consult with your Registered Representative regarding the reset value that is available under your particular policy. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those withdrawals since the last Reset Anniversary date less any rider charges. The greater of the compared values will be the new reset value.

     We have set forth below an example of how the death benefit is calculated in a state where We calculate the reset value every year. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary; and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

           The death benefit is the greater of:

(a)  Accumulation Value                   =  $175,000
(b)  Premium payments less                =  $180,000 ($200,000 - $20,000)
     any partial withdrawals; or
(c)  Reset value (Accumulation Value      =  $220,000
     on first Policy Anniversary)

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments, (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals),

---------------

*Note: A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by; a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first policy year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent policy years, less any rider charges.

independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law), in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     NYLIAC will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.



     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship


     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents, (including documents necessary to comply with federal and state tax law), in connection with a request at one of the addresses listed in Question 15 of this Prospectus.


     Situations where payment may be delayed:


          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:


             (a) The New York Stock Exchange, ("NYSE"), is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission, ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.



          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.


     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988, (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

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

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974, ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.


     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125%, (110% in New York), of the outstanding loan balance.


     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.



     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.


     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out, ("FIFO"), basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts, (including transfers from other Investment Divisions), allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of: (i) $500, or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.


     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through Our Virtual Service Center. Facsimile requests will not be accepted or processed.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis, (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Account.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Account or a DCA Advantage Plan Account.

     See the policy itself for details and a description of the Fixed Account.

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

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Section 403(b) TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.



     Although the tax consequences may vary depending on the Income Payment Option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC, (or, its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions, (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2, (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA, ("Social Security"), taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.


          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.


          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary, (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.



          (f) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2007 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulation issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).


     Beginning in 2006, regulations under Code Section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking into account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.


     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.


     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.


     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Variable Annuity policies during the fiscal years ended December 31, 2006, 2005, and 2004 were $2,445,953, $2,827,907, and $3,965,708. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1



     How to obtain a New York Life Variable Annuity Statement of Additional
                                  Information.


               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------


           Please send me a New York Life Variable Annuity Statement


                  of Additional Information dated May 1, 2007:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2007

                                      FOR


                         NEW YORK LIFE VARIABLE ANNUITY


            (FORMERLY NEW YORK LIFE LIFESTAGES(R) Variable Annuity)

                                      From
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  Investing in
                  NYLIAC Variable Annuity Separate Account-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Variable Annuity Prospectus dated May 1, 2007. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Variable Annuity Prospectus.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
THE POLICIES................................................     2
  Valuation of Accumulation Units...........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................     3
  Tax Status of the Policies................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     5
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), by the following formula:

                                   (a/b) - c

Where: a = the result of:


             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;


          b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and



          c = a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 60 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured), by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary, or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued, and thus, no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an Annual Statement with the Delaware Commissioner of Insurance on or before, March 1 of each year, covering the operations and reporting on the financial condition of NYLIAC as of, December 31, of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.


     IT IS IMPORTANT THAT YOU INFORM NEW YORK LIFE OR NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET? " IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance, (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2006 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2007



                   to the Prospectuses dated May 1, 2007 for


                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY


                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY


                     NEW YORK LIFE SELECT VARIABLE ANNUITY


                         NEW YORK LIFE VARIABLE ANNUITY


                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY


               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND


                      NEW YORK LIFE ELITE VARIABLE ANNUITY


               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY


                     NEW YORK LIFE ACCESS VARIABLE ANNUITY


                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.


This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2006 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS


1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        (a) for New York Life Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


          (c) for New York Life Essentials policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (d) for New York Life Select policies:

              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (e) for New York Life Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (f) for New York Life Premium Plus Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.


          (g) for New York Life Access policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments


1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:



        (a) for New York Life Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


        (b) for New York Life Premium Plus and New York Life Premium Plus II policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


        (c) for New York Life Essentials policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


        (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (e) for New York Life Elite policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (f) for New York Life Premium Plus Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.


          (g) for New York Life Access policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders


1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:


        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).


2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity, and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:


        For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.
--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                          PROSPECTUS DATED MAY 1, 2007


                                      FOR

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY


                (FORMERLY LIFESTAGES(R) ACCESS VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Prospectus describes the individual flexible premium New York Life Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option and the Investment Divisions listed below.


  -    MainStay VP Balanced--Service Class
  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock
  -    MainStay VP Conservative Allocation--Service Class
  -    MainStay VP Convertible
  -    MainStay VP Developing Growth
  -    MainStay VP Floating Rate--Service Class
  -    MainStay VP Government
  -    MainStay VP Growth Allocation--Service Class
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP ICAP Select Equity (formerly Mainstay VP Basic
         Value)
  -    MainStay VP Income & Growth*
  -    MainStay VP International Equity
  -    MainStay VP Large Cap Growth
  -    MainStay VP Mid Cap Core
  -    MainStay VP Mid Cap Growth
  -    MainStay VP Mid Cap Value
  -    MainStay VP Moderate Allocation--Service Class
  -    MainStay VP Moderate Growth Allocation--Service Class
  -    MainStay VP S&P 500 Index
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    Alger American Small Capitalization**
  -    CVS Calvert Social Balanced Portfolio
  -    Columbia Small Cap Value Fund, Variable Series--Class B
  -    Dreyfus IP Technology Growth
  -    Fidelity(R) VIP Contrafund(R)
  -    Fidelity(R) VIP Equity-Income
  -    Fidelity(R) VIP Mid Cap--Service Class 2
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series--Service Class
  -    Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
  -    Royce Micro-Cap Portfolio--Investment Class
  -    Royce Small-Cap Portfolio--Investment Class
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity
  -    Victory VIF Diversified Stock--Class A Shares



* The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.



** Effective June 1, 2007, allocations to the Alger American Small
   Capitalization Investment Division, including transfers and new premiums, will no longer be accepted.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    4
EXAMPLES...............................   10
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE ACCESS VARIABLE ANNUITY.........   16
  How Do I Contact NYLIAC?.............   19
FINANCIAL STATEMENTS...................   20
CONDENSED FINANCIAL INFORMATION........   21
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   25
  New York Life Insurance and Annuity
     Corporation.......................   25
  The Separate Account.................   25
  The Portfolios.......................   25
  Additions, Deletions or Substitutions
     of Investments....................   27
  Reinvestment.........................   28
THE POLICIES...........................   28
  Selecting the Variable Annuity That's
     Right for You.....................   28
  Qualified and Non-Qualified
     Policies..........................   31
  Policy Application and Premium
     Payments..........................   31
  Payments Returned for Insufficient
     Funds.............................   32
  Your Right to Cancel ("Free Look")...   32
  Issue Ages...........................   32
  Transfers............................   32
     (a) Limits on Transfers...........   33
  Virtual Service Center and
     Interactive Voice Response
     System............................   35
  Dollar Cost Averaging (DCA)
     Program...........................   36
  Automatic Asset Reallocation.........   37
  Accumulation Period..................   37
     (a) Crediting of Premium
          Payments.....................   37
     (b) Valuation of Accumulation
          Units........................   38
  Riders...............................   38
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)..............   38
     (b) Enhanced Spousal Continuance
         Rider (Optional)..............   39
  Policyowner Inquiries................   40
  Records and Reports..................   40
CHARGES AND DEDUCTIONS.................   40



                                         PAGE
                                         ----
  Separate Account Charge..............   40
  Policy Service Charge................   41
  Transfer Fees........................   41
  Group and Sponsored Arrangements.....   41
  Taxes................................   41
  Fund Charges.........................   41
  Enhanced Beneficiary Benefit Rider
     Charge............................   42
DISTRIBUTIONS UNDER THE POLICY.........   42
  Surrenders and Withdrawals...........   42
     (a) Surrenders....................   42
     (b) Partial Withdrawals...........   42
     (c) Periodic Partial
          Withdrawals..................   43
     (d) Hardship Withdrawals..........   43
  Required Minimum Distribution........   43
  Our Right to Cancel..................   43
  Annuity Commencement Date............   43
  Death Before Annuity Commencement....   43
  Income Payments......................   45
     (a) Election of Income Payment
          Options......................   45
     (b) Proof of Survivorship.........   45
  Delay of Payments....................   45
  Designation of Beneficiary...........   46
  Restrictions Under Code Section
     403(b)(11)........................   46
THE FIXED ACCOUNT......................   46
     (a) Interest Crediting............   47
     (b) Transfers to Investment
          Divisions....................   47
     (c) Transfers to Fixed Account....   47
FEDERAL TAX MATTERS....................   47
  Introduction.........................   47
  Taxation of Annuities in General.....   47
  Qualified Policies...................   48
     (a) 403(b) Plans..................   49
     (b) Individual Retirement
          Annuities....................   49
     (c) Roth Individual Retirement
          Annuities....................   49
     (d) Inherited IRAs................   49
     (e) SIMPLE IRAs...................   49
  Taxation of Death Benefits...........   50
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   50
VOTING RIGHTS..........................   51
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   52


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.


ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation, Value of a policy.


ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY."


PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.


POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 ---------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                    None
 (as a percentage of the amount withdrawn)
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each               $30
 transfer over 12 in a Policy Year
 (currently no charge for the first 12 transfers in a Policy
 Year).

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 ---------------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than          $40
 $50,000 Accumulation Value; may be lower in some
 jurisdictions).
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL            1.55%
 EXPENSES CHARGE
 (calculated as an annualized percentage of the daily average
 Variable Accumulation Value, including mortality and expense risk and administrative fees).


                             OPTIONAL RIDER CHARGES



 ---------------------------------------------------------------------------
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER         1.00%
     CHARGE (calculated as an annualized percentage of the
     policy's Accumulation Value, deducted on a quarterly
     basis).
        Current Enhanced Beneficiary Benefit Rider Charge          0.30%


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


 ------------------------------------------------------------------------------------
                                                                 MINIMUM     MAXIMUM
 ------------------------------------------------------------------------------------
 For policies purchased on or after November 15, 2004:            0.52%       1.98%
 Expenses that are deducted from the Investment Division
 assets, including management fees, 12b-1 fees,
 administration fees and other expenses as of 12/31/06.
 For policies purchased prior to November 15, 2004: Expenses      0.35%       1.63%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/06.



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2006. The Fund or its agents provided the fees and charges that are based on 2006 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  ----------------------------------------------------------------------------------------------------------------------------
                                                                               ESTIMATED        TOTAL FUND
                                                                               UNDERLYING     ANNUAL EXPENSES   EXPENSE WAIVER
                          ADVISORY    ADMINISTRATION    12B-1      OTHER     PORTFOLIO FEES   (BEFORE EXPENSE       AND/OR
          FUND              FEE            FEE         FEES(**)   EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP
  Conservative
  Allocation--
  Service Class            0.00%          0.00%         0.25%      0.28%(a)          0.61%(b)      1.14%            0.03%
  MainStay VP Growth
  Allocation--
  Service Class            0.00%          0.00%         0.25%      0.24%(a)          0.74%(b)      1.23%            0.00%
  MainStay VP ICAP
  Select Equity--
  Service Class*           0.60%(c)       0.20%         0.25%      0.13%(d)          0.00%         1.18%(e)         0.05%
  MainStay VP ICAP
  Select Equity--
  Initial Class*           0.60%(c)       0.20%         0.00%      0.13%(d)          0.00%         0.93%(e)         0.05%
  MainStay VP Mid Cap
  Core--
  Service Class            0.85%(f)       0.00%         0.25%      0.08%             0.01%         1.19%(e)         0.00%
  MainStay VP Mid Cap
  Core--Initial Class      0.85%(f)       0.00%         0.00%      0.08%             0.01%         0.94%(e)         0.00%
  MainStay VP Mid Cap
  Value--
  Service Class            0.70%(g)       0.00%         0.25%      0.06%             0.02%         1.03%(e)         0.00%
  MainStay VP Mid Cap
  Value--
  Initial Class            0.70%(g)       0.00%         0.00%      0.06%             0.02%         0.78%(e)         0.00%
  MainStay VP Moderate
  Allocation--
  Service Class            0.00%          0.00%         0.25%      0.15%(a)          0.64%(b)      1.04%            0.00%
  MainStay VP Moderate
  Growth Allocation--
  Service Class            0.00%          0.00%         0.25%      0.13%(a)          0.70%(b)      1.08%            0.00%
  Neuberger Berman AMT
  Mid- Cap Growth--
  Class S                  0.83%(h)       0.00%         0.25%      0.08%               N/A         1.16%            0.00%

  ---------------------  ---------------
                         NET TOTAL FUND
                         ANNUAL EXPENSES
                          AFTER EXPENSE
          FUND           REIMBURSEMENTS
  ---------------------  ---------------
  MainStay VP
  Conservative
  Allocation--
  Service Class               1.11%
  MainStay VP Growth
  Allocation--
  Service Class               1.23%
  MainStay VP ICAP
  Select Equity--
  Service Class*              1.13%
  MainStay VP ICAP
  Select Equity--
  Initial Class*              0.88%
  MainStay VP Mid Cap
  Core--
  Service Class               1.19%
  MainStay VP Mid Cap
  Core--Initial Class         0.94%
  MainStay VP Mid Cap
  Value--
  Service Class               1.03%
  MainStay VP Mid Cap
  Value--
  Initial Class               0.78%
  MainStay VP Moderate
  Allocation--
  Service Class               1.04%
  MainStay VP Moderate
  Growth Allocation--
  Service Class               1.08%
  Neuberger Berman AMT
  Mid- Cap Growth--
  Class S                  1.16%(i)



   * Formerly MainStay VP Basic Value.



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



 (b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios based on the allocation of the Fund's assets among the Underlying Portfolios during the

     Portfolio's fiscal year ended December 31, 2006. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios and the actual expenses of the Underlying Portfolios.



 (c) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has contractually agreed to waive its advisory fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. Without this contractual waiver, the actual advisory fee would be 0.60% on assets up to $250 million and 0.55% on assets in excess of $250 million. The contractual waiver may be modified or terminated only with the approval of the Board of Directors.



 (d) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



 (e) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



 (f) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets and reflects an aggregate fee for advisory and administrative services. Effective January 1, 2007, NYLIM has contractually agreed to waive a portion of its management fee so that the management fee is 0.80% for assets over $500 million. Without this contractual waiver, the actual management fee would be 0.85% on all asset levels. This contractual waiver may be modified or terminated only with the approval of the Board of Directors.



 (g) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



 (h) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



 (i) Class S: Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEES           FEES        FEES(**)    EXPENSES   EXPENSE(A)
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced--Service Class                    0.75%(b)       0.00%          0.25%      0.10%(c)    1.10%(d)
  MainStay VP Bond--Service Class                        0.25%          0.20%          0.25%      0.07%(c)    0.77%(d)
  MainStay VP Bond--Initial Class                        0.25%          0.20%          0.00%      0.07%(c)    0.52%(d)
  MainStay VP Capital Appreciation--Service Class        0.36%          0.20%          0.25%      0.06%(c)    0.87%(d)
  MainStay VP Capital Appreciation--Initial Class        0.36%          0.20%          0.00%      0.06%(c)    0.62%(d)
  MainStay VP Cash Management                            0.25%(e)       0.20%          0.00%      0.07%       0.52%
  MainStay VP Common Stock--Service Class                0.25%          0.20%          0.25%      0.07%(c)    0.77%(d)
  MainStay VP Common Stock--Initial Class                0.25%          0.20%          0.00%      0.07%(c)    0.52%(d)
  MainStay VP Convertible--Service Class                 0.36%          0.20%          0.25%      0.08%(c)    0.89%(d)
  MainStay VP Convertible--Initial Class                 0.36%          0.20%          0.00%      0.08%(c)    0.64%(d)
  MainStay VP Developing Growth--Service Class           0.60%(f)       0.20%          0.25%      0.16%(c)    1.21%(d)
  MainStay VP Developing Growth--Initial Class           0.60%(f)       0.20%          0.00%      0.16%(c)    0.96%(d)
  MainStay VP Floating Rate--Service Class               0.60%(b)       0.00%          0.25%      0.10%       0.95%
  MainStay VP Government--Service Class                  0.30%          0.20%          0.25%      0.07%(c)    0.82%(d)
  MainStay VP Government--Initial Class                  0.30%          0.20%          0.00%      0.07%(c)    0.57%(d)
  MainStay VP High Yield Corporate Bond--Service
    Class                                                0.30%          0.20%          0.25%      0.06%(c)    0.81%(d)

  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEES           FEES        FEES(**)    EXPENSES   EXPENSE(A)
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond--Initial
    Class                                                0.30%          0.20%          0.00%      0.06%(c)    0.56%(d)
  MainStay VP Income & Growth--Service Class*            0.50%(g)       0.20%          0.25%      0.12%(c)    1.07%(d)
  MainStay VP Income & Growth--Initial Class*            0.50%(g)       0.20%          0.00%      0.12%(c)    0.82%(d)
  MainStay VP International Equity--Service Class        0.60%          0.20%          0.25%      0.12%(c)    1.17%(d)
  MainStay VP International Equity--Initial Class        0.60%          0.20%          0.00%      0.12%(c)    0.92%(d)
  MainStay VP Large Cap Growth--Service Class            0.50%(h)       0.20%          0.25%      0.10%(c)    1.05%(d)
  MainStay VP Large Cap Growth--Initial Class            0.50%(h)       0.20%          0.00%      0.10%(c)    0.80%(d)
  MainStay VP Mid Cap Growth--Service Class              0.75%(b)       0.00%          0.25%      0.07%(c)    1.07%(d)
  MainStay VP Mid Cap Growth--Initial Class              0.75%(b)       0.00%          0.00%      0.07%(c)    0.82%(d)
  MainStay VP S&P 500 Index--Service Class               0.09%(i)       0.20%          0.25%      0.06%(c)    0.60%(d)
  MainStay VP S&P 500 Index--Initial Class               0.09%(i)       0.20%          0.00%      0.06%(c)    0.35%(d)
  MainStay VP Small Cap Growth--Service Class            0.90%(b)       0.00%          0.25%      0.08%(c)    1.23%(d)
  MainStay VP Small Cap Growth--Initial Class            0.90%(b)       0.00%          0.00%      0.08%(c)    0.98%(d)
  MainStay VP Total Return--Service Class                0.32%          0.20%          0.25%      0.07%(c)    0.84%(d)
  MainStay VP Total Return--Initial Class                0.32%          0.20%          0.00%      0.07%(c)    0.59%(d)
  MainStay VP Value--Service Class                       0.36%          0.20%          0.25%      0.07%(c)    0.88%(d)
  MainStay VP Value--Initial Class                       0.36%          0.20%          0.00%      0.07%(c)    0.63%(d)
  Alger American Small Capitalization--Class S Shares    0.81%(j)       0.00%          0.25%      0.12%       1.18%
  Alger American Small Capitalization--Class O Shares    0.81%(j)       0.00%          0.00%      0.12%       0.93%
  CVS Calvert Social Balanced Portfolio                  0.70%(k)       0.00%          0.00%      0.21%       0.91%(l)
  Columbia Small Cap Value Fund, Variable Series--
    Class B                                              0.80%(k)       0.00%          0.25%      0.11%       1.16%
  Dreyfus IP Technology Growth--Service Shares           0.75%(x)       0.00%          0.25%      0.12%(y)    1.12%
  Dreyfus IP Technology Growth--Initial Shares           0.75%(x)       0.00%          0.00%      0.11%(y)    0.86%
  Fidelity(R) VIP Contrafund(R)--Service Class 2         0.57%(k)       0.00%          0.25%      0.09%       0.91%(m)
  Fidelity(R) VIP Contrafund(R)--Initial Class           0.57%(k)       0.00%          0.00%      0.09%       0.66%(m)
  Fidelity(R) VIP Equity Income--Service Class 2         0.47%(k)       0.00%          0.25%      0.10%       0.82%
  Fidelity(R) VIP Equity Income--Initial Class           0.47%(k)       0.00%          0.00%      0.10%       0.57%(m)
  Fidelity(R) VIP Mid Cap--Service Class 2               0.57%(k)       0.00%          0.25%      0.11%       0.93%(m)
  Janus Aspen Series Balanced--Service Shares            0.55%(n)       0.00%          0.25%      0.03%       0.83%(o)
  Janus Aspen Series Balanced--Institutional Shares      0.55%(n)       0.00%          0.00%      0.03%       0.58%(o)
  Janus Aspen Series Worldwide Growth--Service
    Shares(p)                                            0.60%(n)       0.00%          0.25%      0.05%       0.90%(o)

  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEES           FEES        FEES(**)    EXPENSES   EXPENSE(A)
  --------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth--Institutional
    Shares(p)                                            0.60%(n)       0.00%          0.00%      0.04%       0.64%(o)
  MFS(R) Investors Trust Series--Service Class           0.75%(k)       0.00%          0.25%(q)   0.11%       1.11%(r)
  MFS(R) Investors Trust Series--Initial Class           0.75%(k)       0.00%          0.00%      0.11%       0.86%(r)
  MFS(R) Research Series--Service Class                  0.75%(k)       0.00%          0.25%(q)   0.14%       1.14%(r)
  MFS(R) Research Series--Initial Class                  0.75%(k)       0.00%          0.00%      0.14%       0.89%(r)
  MFS(R) Utilities Series--Service Class                 0.75%(k)       0.00%          0.25%(q)   0.11%       1.11%(r)
  Royce Micro-Cap Portfolio--Investment Class            1.25%          0.00%          0.00%      0.06%       1.31%
  Royce Small-Cap Portfolio--Investment Class            1.00%          0.00%          0.00%      0.08%       1.08%
  T. Rowe Price Equity Income Portfolio--II              0.85%(s)       0.00%          0.25%      0.00%       1.10%
  T. Rowe Price Equity Income Portfolio                  0.85%(s)       0.00%          0.00%      0.00%       0.85%
  Van Eck Worldwide Hard Assets Fund                     1.00%          0.00%          0.00%      0.13%       1.13%
  Van Kampen UIF Emerging Markets Equity--Class II(t)    1.23%(k)       0.00%          0.35%      0.40%       1.98%(u)
  Van Kampen UIF Emerging Markets Equity--Class I(t)     1.23%(k)       0.00%          0.00%      0.40%       1.63%(u)
  Victory VIF Diversified Stock--Class A Shares          0.30%(k)       0.00%          0.25%      0.57%(v)    1.12%(w)



 (**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



   * The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending Shareholder approval, the merger is expected to be effective as of August 17, 2007.



 (a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



 (c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



 (d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



 (e) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.25% up to $500 million and 0.20% on assets in excess of $500 million.



 (f) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% on assets up to $200 million, 0.55% from $200 million to $500 million, 0.525% from $500 million to $1 billion and 0.50% on assets in excess of $1 billion.



 (g) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $100 million, 0.45% from $100 million to $200 million and 0.40% on assets in excess of $200 million.



 (h) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $200 million and 0.40% on assets in excess of $200 million.



 (i) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has voluntarily agreed to waive a portion of its advisory fee so that the advisory fee is 0.05% on assets up to $1 billion and 0.025% on assets in excess of $1 billion. Without this waiver, the actual advisory fee would be 0.10% up to $1 billion and 0.075% on assets in excess of $1 billion.



 (j) Previously, the portfolio's Advisory Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.



 (k) The fees designated as "Advisory Fees" reflect "Management Fees".

 (l) "Total Fund Annual Expense" reflects an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash deposit with the bank. These credits are used to reduce the Portfolio's expenses. Total Fund Annual Expense after reductions for fees paid indirectly and fee waivers would be as follows: CVS Calvert Social Balanced 0.90%.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Fidelity(R) VIP Contrafund(R)--Service Class 2, 0.65% for Fidelity(R) VIP Contrafund(R)--Initial Class, 0.56% for Fidelity(R) VIP Equity-Income--Initial Class and 0.91% for Fidelity(R) VIP Mid Cap--Service Class
     2. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.



 (o) Total Fund Annual Expenses are stated without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown in the Fund Statement of Additional Information reflect the application of such limits. The expense limits are detailed in the Fund Statement of Additional Information. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.



 (p) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Refer to the "Management Expenses" section in the Fund Prospectus for additional information with further description in the Fund Statement of Additional Information.



 (q) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the Fund prospectus.



 (r) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



 (s) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



 (t) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



 (u) UIF Emerging Market Equity expense cap decreased from 1.65% to 1.60% for Class I and from 1.70% to 1.65% for Class II on June 1, 2006.



 (v) Includes an administrative service fee of up to 0.25%.



 (w) In addition to any voluntary or contractual fee waivers or expenses, any reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.



 (x) The Advisory Fees reflect the amount paid to the Dreyfus Corporation for providing management services.



 (y) Other expenses include expenses of 0.01% for acquired fund fees and expenses.

EXAMPLES


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), Separate Account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.


     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

     FOR POLICES PURCHASED ON OR AFTER NOVEMBER 15, 2004


INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider..............................................  $318.68   $  973.47   $1,652.22   $3,459.76
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..........................................  $254.22   $  781.55   $1,335.12   $2,842.60
with EBB Rider..............................................  $285.01   $  873.53   $1,487.64   $3,142.21
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..........................................  $264.45   $  812.19   $1,386.03   $2,943.19
with EBB Rider..............................................  $295.21   $  903.88   $1,537.74   $3,239.53
MAINSTAY VP CASH MANAGEMENT
without any Riders..........................................  $228.64   $  704.69   $1,206.93   $2,586.75
with EBB Rider..............................................  $259.50   $  797.37   $1,361.42   $2,894.62
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..........................................  $254.22   $  781.55   $1,335.12   $2,842.60
with EBB Rider..............................................  $285.01   $  873.53   $1,487.64   $3,142.21
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider..............................................  $322.76   $  985.54   $1,672.02   $3,497.56
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..........................................  $266.50   $  818.32   $1,396.20   $2,963.19
with EBB Rider..............................................  $297.25   $  909.95   $1,547.74   $3,258.88
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..........................................  $299.25   $  915.88   $1,557.53   $3,277.80
with EBB Rider..............................................  $329.90   $1,006.63   $1,706.57   $3,563.31
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..........................................  $272.64   $  836.66   $1,426.61   $3,022.95
with EBB Rider..............................................  $303.37   $  928.13   $1,577.70   $3,316.71
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..........................................  $259.34   $  796.89   $1,360.62   $2,893.04
with EBB Rider..............................................  $290.11   $  888.72   $1,512.72   $3,190.99
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $301.29   $  921.96   $1,567.54   $3,297.15
with EBB Rider..............................................  $331.94   $1,012.65   $1,716.43   $3,582.01
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider..............................................  $289.09   $  885.68   $1,507.70   $3,181.25
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders..........................................  $296.18   $  906.77   $1,542.51   $3,248.75
with EBB Rider..............................................  $326.84   $  997.59   $1,691.78   $3,535.20

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders..........................................  $284.92   $  873.28   $1,487.22   $3,141.40
with EBB Rider..............................................  $315.61   $  964.40   $1,637.34   $3,431.32
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..........................................  $295.15   $  903.72   $1,537.49   $3,239.03
with EBB Rider..............................................  $325.82   $  994.58   $1,686.84   $3,525.79
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders..........................................  $282.87   $  867.19   $1,477.14   $3,121.77
with EBB Rider..............................................  $313.57   $  958.37   $1,627.43   $3,412.31
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..........................................  $297.20   $  909.81   $1,547.52   $3,258.43
with EBB Rider..............................................  $327.86   $1,000.60   $1,696.70   $3,544.57
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..........................................  $284.92   $  873.28   $1,487.22   $3,141.40
with EBB Rider..............................................  $315.61   $  964.40   $1,637.34   $3,431.32
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..........................................  $280.83   $  861.09   $1,467.05   $3,102.08
with EBB Rider..............................................  $311.53   $  952.32   $1,617.50   $3,393.27
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider..............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider..............................................  $316.64   $  967.43   $1,642.32   $3,440.82
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..........................................  $236.83   $  729.33   $1,248.11   $2,669.31
with EBB Rider..............................................  $267.67   $  821.79   $1,401.97   $2,974.53
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..........................................  $301.29   $  921.96   $1,567.54   $3,297.15
with EBB Rider..............................................  $331.94   $1,012.65   $1,716.43   $3,582.01
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..........................................  $261.39   $  803.02   $1,370.80   $2,913.14
with EBB Rider..............................................  $292.15   $  894.79   $1,522.75   $3,210.45
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider..............................................  $296.23   $  906.92   $1,542.76   $3,249.24
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders..........................................  $296.18   $  906.77   $1,542.51   $3,248.75
with EBB Rider..............................................  $326.84   $  997.59   $1,691.78   $3,535.20
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..........................................  $294.14   $  900.68   $1,532.47   $3,229.31
with EBB Rider..............................................  $324.80   $  991.56   $1,681.90   $3,516.38
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..........................................  $290.04   $  888.51   $1,512.38   $3,190.33
with EBB Rider..............................................  $320.72   $  979.51   $1,662.13   $3,478.68
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
FIDELITY(R) VIP EQUITY INCOME--SERVICE CLASS 2
without any Riders..........................................  $259.34   $  796.89   $1,360.62   $2,893.04
with EBB Rider..............................................  $290.11   $  888.72   $1,512.72   $3,190.99
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider..............................................  $301.33   $  922.07   $1,567.71   $3,297.48
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..........................................  $260.36   $  799.95   $1,365.71   $2,903.07
with EBB Rider..............................................  $291.13   $  891.76   $1,517.74   $3,200.72
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider..............................................  $298.27   $  912.99   $1,552.75   $3,268.57
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..........................................  $289.01   $  885.46   $1,507.34   $3,180.56
with EBB Rider..............................................  $319.70   $  976.49   $1,657.18   $3,469.22
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider..............................................  $322.76   $  985.54   $1,672.02   $3,497.56
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..........................................  $289.01   $  885.46   $1,507.34   $3,180.56
with EBB Rider..............................................  $319.70   $  976.49   $1,657.18   $3,469.22
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..........................................  $294.14   $  900.68   $1,532.47   $3,229.31
with EBB Rider..............................................  $324.80   $  991.56   $1,681.90   $3,516.38
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..........................................  $309.48   $  946.25   $1,607.52   $3,374.10
with EBB Rider..............................................  $340.10   $1,036.71   $1,755.77   $3,656.47
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider..............................................  $316.64   $  967.43   $1,642.32   $3,440.82
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders..........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider..............................................  $318.68   $  973.47   $1,652.22   $3,459.76
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..........................................  $291.06   $  891.55   $1,517.40   $3,200.09
with EBB Rider..............................................  $321.74   $  982.52   $1,667.07   $3,488.12
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..........................................  $378.05   $1,148.03   $1,936.90   $3,994.82
with EBB Rider..............................................  $408.47   $1,236.64   $2,080.05   $4,257.05
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..........................................  $290.04   $  888.51   $1,512.38   $3,190.33
with EBB Rider..............................................  $320.72   $  979.51   $1,662.13   $3,478.68


     FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004


INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without EBB Rider...........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider..............................................  $318.68   $  973.47   $1,652.22   $3,459.76
MAINSTAY VP BOND--INITIAL CLASS
without EBB Rider...........................................  $228.64   $  704.69   $1,206.93   $2,586.75
with EBB Rider..............................................  $259.50   $  797.37   $1,361.42   $2,894.62

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without EBB Rider...........................................  $238.87   $  735.48   $1,258.37   $2,689.85
with EBB Rider..............................................  $269.71   $  827.89   $1,412.08   $2,994.40
MAINSTAY VP CASH MANAGEMENT
without EBB Rider...........................................  $228.64   $  704.69   $1,206.93   $2,586.75
with EBB Rider..............................................  $259.50   $  797.37   $1,361.42   $2,894.62
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without EBB Rider...........................................  $228.64   $  704.69   $1,206.93   $2,586.75
with EBB Rider..............................................  $259.50   $  797.37   $1,361.42   $2,894.62
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider..............................................  $322.76   $  985.54   $1,672.02   $3,497.56
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without EBB Rider...........................................  $240.92   $  741.64   $1,268.65   $2,710.36
with EBB Rider..............................................  $271.75   $  833.98   $1,422.18   $3,014.23
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without EBB Rider...........................................  $273.67   $  839.72   $1,431.68   $3,032.87
with EBB Rider..............................................  $304.40   $  931.16   $1,582.68   $3,326.33
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without EBB Rider...........................................  $272.64   $  836.66   $1,426.61   $3,022.95
with EBB Rider..............................................  $303.37   $  928.13   $1,577.70   $3,316.71
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without EBB Rider...........................................  $233.75   $  720.10   $1,232.68   $2,638.42
with EBB Rider..............................................  $264.60   $  812.64   $1,386.77   $2,944.65
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $301.29   $  921.96   $1,567.54   $3,297.15
with EBB Rider..............................................  $331.94   $1,012.65   $1,716.43   $3,582.01
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without EBB Rider...........................................  $232.73   $  717.02   $1,227.54   $2,628.11
with EBB Rider..............................................  $263.59   $  809.59   $1,381.71   $2,934.66
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without EBB Rider...........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider..............................................  $301.33   $  922.07   $1,567.71   $3,297.48
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without EBB Rider...........................................  $259.34   $  796.89   $1,360.62   $2,893.04
with EBB Rider..............................................  $290.11   $  888.72   $1,512.72   $3,190.99
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without EBB Rider...........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider..............................................  $300.32   $  919.05   $1,562.74   $3,287.85
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without EBB Rider...........................................  $257.29   $  790.76   $1,350.43   $2,872.89
with EBB Rider..............................................  $288.07   $  882.65   $1,502.70   $3,171.51
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without EBB Rider...........................................  $271.62   $  833.61   $1,421.55   $3,013.01
with EBB Rider..............................................  $302.36   $  925.10   $1,572.71   $3,307.11
MAINSTAY VP MID CAP GROWTH--INITIAL CLASS
without EBB Rider...........................................  $259.34   $  796.89   $1,360.62   $2,893.04
with EBB Rider..............................................  $290.11   $  888.72   $1,512.72   $3,190.99
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without EBB Rider...........................................  $255.25   $  784.63   $1,340.24   $2,852.71
with EBB Rider..............................................  $286.03   $  876.58   $1,492.67   $3,152.00

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider..............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP MODERATE GROWTH--ALLOCATION SERVICE CLASS
without EBB Rider...........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider..............................................  $316.64   $  967.43   $1,642.32   $3,440.82
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without EBB Rider...........................................  $211.24   $  652.19   $1,118.97   $2,409.11
with EBB Rider..............................................  $242.15   $  745.35   $1,274.84   $2,722.74
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without EBB Rider...........................................  $275.72   $  845.83   $1,441.79   $3,052.69
with EBB Rider..............................................  $306.44   $  937.20   $1,592.63   $3,345.49
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without EBB Rider...........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider..............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP VALUE--INITIAL CLASS
without EBB Rider...........................................  $239.89   $  738.56   $1,263.50   $2,700.10
with EBB Rider..............................................  $270.72   $  830.92   $1,417.11   $3,004.32
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without EBB Rider...........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider..............................................  $301.33   $  922.07   $1,567.71   $3,297.48
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without EBB Rider...........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without EBB Rider...........................................  $294.14   $  900.68   $1,532.47   $3,229.31
with EBB Rider..............................................  $324.80   $  991.56   $1,681.90   $3,516.38
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without EBB Rider...........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider..............................................  $294.19   $  900.86   $1,532.76   $3,229.85
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without EBB Rider...........................................  $242.97   $  747.79   $1,278.90   $2,730.81
with EBB Rider..............................................  $273.79   $  840.08   $1,432.27   $3,034.04
FIDELITY(R) VIP EQUITY INCOME--INITIAL CLASS
without EBB Rider...........................................  $233.75   $  720.10   $1,232.68   $2,638.42
with EBB Rider..............................................  $264.60   $  812.64   $1,386.77   $2,944.65
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without EBB Rider...........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider..............................................  $301.33   $  922.07   $1,567.71   $3,297.48
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without EBB Rider...........................................  $234.78   $  723.18   $1,237.82   $2,648.73
with EBB Rider..............................................  $265.63   $  815.69   $1,391.84   $2,954.60
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without EBB Rider...........................................  $240.92   $  741.64   $1,268.65   $2,710.36
with EBB Rider..............................................  $271.75   $  833.98   $1,422.18   $3,014.23
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without EBB Rider...........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider..............................................  $294.19   $  900.86   $1,532.76   $3,229.85
MFS(R) RESEARCH SERIES--INITIAL CLASS
without EBB Rider...........................................  $266.50   $  818.32   $1,396.20   $2,963.19
with EBB Rider..............................................  $297.25   $  909.95   $1,547.74   $3,258.88

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..........................................  $289.01   $  885.46   $1,507.34   $3,180.56
with EBB Rider..............................................  $319.70   $  976.49   $1,657.18   $3,469.22
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..........................................  $294.14   $  900.68   $1,532.47   $3,229.31
with EBB Rider..............................................  $324.80   $  991.56   $1,681.90   $3,516.38
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..........................................  $309.48   $  946.25   $1,607.52   $3,374.10
with EBB Rider..............................................  $340.10   $1,036.71   $1,755.77   $3,656.47
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders..........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider..............................................  $316.64   $  967.43   $1,642.32   $3,440.82
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without EBB Rider...........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider..............................................  $293.17   $  897.82   $1,527.74   $3,220.15
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider...........................................  $291.06   $  891.55   $1,517.40   $3,200.09
with EBB Rider..............................................  $321.74   $  982.52   $1,667.07   $3,488.12
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without EBB Rider...........................................  $342.23   $1,042.97   $1,765.99   $3,675.77
with EBB Rider..............................................  $372.75   $1,132.55   $1,911.79   $3,948.37
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without EBB Rider...........................................  $290.04   $  888.51   $1,512.38   $3,190.33
with EBB Rider..............................................  $320.72   $  979.51   $1,662.13   $3,478.68

       QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY



     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.



1. WHAT IS NEW YORK LIFE ACCESS VARIABLE ANNUITY?



     A New York Life Access Variable Annuity is a flexible premium deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to 44 Investment Divisions of the Separate Account as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        SEPARATE ACCOUNT

             The Separate Account currently consists of 74 investment divisions 44 of which are available under this product. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account, to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Data Page.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options. (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value each applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.

The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $10,000 for Non-Qualified Policies. Additional premium payments must be at least $1,000 or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions and/or Fixed Account which you selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments.")



     You may allocate the initial premium payment and thereafter maintain the Accumulation Value in up to 40 Investment Divisions plus the Fixed Account at any one time. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY ONE PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.


7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to applicable state law. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?


     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")


9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

        (a) the Accumulation Value,

        (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges, or

        (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary."

     If the Beneficiary is the spouse of the Annuitant and owner, see Question
11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?



     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICY--Your Right to Cancel ("Free Look")."


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.


15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?



     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:



        REGULAR MAIL        NYLIAC Variable Products Service Center
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159

        EXPRESS MAIL        NYLIAC Variable Products Service Center
                            51 Madison Avenue
                            Room 651
                            New York, NY 10010

     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.



     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.



16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?



     A. BY TELEPHONE:



          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")



     B. BY INTERNET:



          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")



     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.



17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS?



     Subsequent premium payments must be sent to one of the following addresses:



        REGULAR MAIL        NYLIAC
                            75 Remittance Drive
                            Suite 3021
                            Chicago, IL 60675-3021

        EXPRESS MAIL        NYLIAC, Suite 3021
                            c/o The Northern Trust Bank
                            350 North Orleans Street
                            Receipt & Dispatch, 8th Floor
                            Chicago, IL 60654



     Subsequent premium payments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2006, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                                MAINSTAY VP
                                 BALANCED--            MAINSTAY VP
                               SERVICE CLASS       BOND-- SERVICE CLASS
                              ----------------   ------------------------
                               2006    2005(E)    2006     2005     2004
                              ------   -------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.41   $10.00    $10.06   $10.02   $10.00
Accumulation Unit value
 (end of period)............  $11.32   $10.41    $10.33   $10.06   $10.02
Number of units outstanding
 (in 000s) (end of
 period)....................     272      136        83       35        1


                                            MAINSTAY VP BOND--INITIAL CLASS
                              ------------------------------------------------------------
                               2006     2005     2004     2003     2002     2001    2000*
                              ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $13.08   $13.00   $12.68   $12.32   $11.43   $10.62   $10.00
Accumulation Unit value
 (end of period)............  $13.46   $13.08   $13.00   $12.68   $12.32   $11.43   $10.62
Number of units outstanding
 (in 000s) (end of
 period)....................      71       87       96      121      170       96       16


                               MAINSTAY VP CAPITAL
                                  APPRECIATION--                  MAINSTAY VP CAPITAL APPRECIATION--
                                  SERVICE CLASS                             INITIAL CLASS
                             ------------------------   ------------------------------------------------------
                              2006     2005     2004    2006    2005    2004    2003    2002    2001    2000*
                             ------   ------   ------   -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)...... $10.98   $10.31   $10.00   $6.68   $6.26   $6.11   $4.88   $7.17   $9.48   $10.00
Accumulation Unit value
 (end of period)............ $11.26   $10.98   $10.31   $6.87   $6.68   $6.26   $6.11   $4.88   $7.17   $ 9.48
Number of units outstanding
 (in 000s) (end of
 period)....................     18        7        1      50      98     138     160     174     186      123


                                               MAINSTAY VP CASH MANAGEMENT
                              --------------------------------------------------------------
                               2006     2005     2004     2003     2002      2001     2000*
                              ------   ------   ------   ------   -------   -------   ------
Accumulation Unit value
 (beginning of period)......  $ 1.04   $ 1.03   $ 1.04   $ 1.05   $  1.05   $  1.03   $ 1.00
Accumulation Unit value
 (end of period)............  $ 1.08   $ 1.04   $ 1.03   $ 1.04   $  1.05   $  1.05   $ 1.03
Number of units outstanding
 (in 000s) (end of
 period)....................   4,894    3,332    3,618    3,657    25,991    15,454    4,074



                                   MAINSTAY VP
                                  COMMON STOCK--
                                  SERVICE CLASS                MAINSTAY VP COMMON STOCK-- INITIAL CLASS
                             ------------------------   ------------------------------------------------------
                              2006     2005     2004    2006    2005    2004    2003    2002    2001    2000*
                             ------   ------   ------   -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)...... $10.54   $10.00   $10.00   $8.22   $7.75   $7.10   $5.71   $7.65   $9.37   $10.00
Accumulation Unit value
 (end of period)............ $12.05   $10.54   $10.00   $9.43   $8.22   $7.75   $7.10   $5.71   $7.65   $ 9.37
Number of units outstanding
 (in 000s) (end of
 period)....................     32        3        0      72     110     137     152     219     230      139

                                  MAINSTAY VP
                                 CONSERVATIVE             MAINSTAY VP
                              ALLOCATION--SERVICE     CONVERTIBLE--SERVICE
                                     CLASS                   CLASS
                              -------------------   ------------------------
                                    2006(F)          2006     2005     2004
                              -------------------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......        $10.00          $10.58   $10.11   $10.00
Accumulation Unit value
 (end of period)............        $10.62          $11.47   $10.58   $10.11
Number of units outstanding
 (in 000s) (end of
 period)....................           179             113       34        2


                                                                                              MAINSTAY VP
                                                                                               DEVELOPING
                                                                                                GROWTH--
                                     MAINSTAY VP CONVERTIBLE-- INITIAL CLASS                 SERVICE CLASS
                             --------------------------------------------------------   ------------------------
                              2006     2005    2004    2003    2002    2001    2000*     2006     2005     2004
                             ------   ------   -----   -----   -----   -----   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $10.42   $ 9.93   $9.50   $7.89   $8.71   $9.04   $10.00   $11.00   $10.00   $10.00
Accumulation Unit value
 (end of period)............ $11.33   $10.42   $9.93   $9.50   $7.89   $8.71   $ 9.04   $12.17   $11.00   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................    111      126     153     168     209     199      150       12        4        0


                                   MAINSTAY VP DEVELOPING GROWTH-- INITIAL CLASS
                              -------------------------------------------------------
                               2006    2005    2004    2003    2002    2001    2000*
                              ------   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $ 9.14   $8.28   $7.95   $5.83   $8.33   $9.13   $10.00
Accumulation Unit value
 (end of period)............  $10.13   $9.14   $8.28   $7.95   $5.83   $8.33   $ 9.13
Number of units outstanding
 (in 000s) (end of
 period)....................      18      21      21      28      19       6        9


                               MAINSTAY VP
                                 FLOATING             MAINSTAY VP
                                  RATE--              GOVERNMENT--
                              SERVICE CLASS          SERVICE CLASS
                             ----------------   ------------------------
                              2006    2005(E)    2006     2005     2004
                             ------   -------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $10.14   $10.00    $10.06   $10.01   $10.00
Accumulation Unit value
 (end of period)............ $10.56   $10.14    $10.28   $10.06   $10.01
Number of units outstanding
 (in 000s) (end of
 period)....................    797      373        42       30        0


                                         MAINSTAY VP GOVERNMENT-- INITIAL CLASS
                              ------------------------------------------------------------
                               2006     2005     2004     2003     2002     2001    2000*
                              ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $12.38   $12.28   $12.07   $12.04   $11.13   $10.60   $10.00
Accumulation Unit value
 (end of period)............  $12.69   $12.38   $12.28   $12.07   $12.04   $11.13   $10.60
Number of units outstanding
 (in 000s) (end of
 period)....................      57       86      117      162      287      128       27

                               MAINSTAY VP
                                 GROWTH
                              ALLOCATION--
                              SERVICE CLASS
                              -------------
                                 2006(F)
                              -------------
Accumulation Unit value
 (beginning of period)......     $10.00
Accumulation Unit value
 (end of period)............     $10.73
Number of units outstanding
 (in 000s) (end of
 period)....................         53

                                    MAINSTAY VP
                                     HIGH YIELD
                                  CORPORATE BOND--
                                   SERVICE CLASS
                              ------------------------
                               2006     2005     2004
                              ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.29   $10.18   $10.00
Accumulation Unit value
 (end of period)............  $11.32   $10.29   $10.18
Number of units outstanding
 (in 000s) (end of
 period)....................     552      242        6


------------
 *   The policies were first offered on March 13, 2000.


(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.



(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                                MAINSTAY VP
                                      MAINSTAY VP HIGH YIELD CORPORATE BOND--               ICAP SELECT EQUITY--
                                                   INITIAL CLASS                               SERVICE CLASS
                             ----------------------------------------------------------   ------------------------
                              2006     2005     2004     2003    2002    2001    2000*     2006     2005     2004
                             ------   ------   ------   ------   -----   -----   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $14.57   $14.38   $12.95   $ 9.65   $9.60   $9.29   $10.00   $10.53   $10.00   $10.00
Accumulation Unit value
 (end of period)............ $16.07   $14.57   $14.38   $12.95   $9.65   $9.60   $ 9.29   $12.33   $10.53   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................    232      213      396      375     255     149       85       27        3        0


                                    MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                              ----------------------------------------------------------
                               2006     2005     2004    2003    2002     2001    2000*
                              ------   ------   ------   -----   -----   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.74   $10.34   $ 9.43   $7.49   $9.86   $10.49   $10.00
Accumulation Unit value
 (end of period)............  $12.62   $10.74   $10.34   $9.43   $7.49   $ 9.86   $10.49
Number of units outstanding
 (in 000s) (end of
 period)....................      24       31       38      40      41       34       17


                                   MAINSTAY VP
                                INCOME & GROWTH--
                                  SERVICE CLASS               MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                             ------------------------   -------------------------------------------------------
                              2006     2005     2004     2006    2005    2004    2003    2002    2001    2000*
                             ------   ------   ------   ------   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)...... $10.43   $10.14   $10.00   $ 9.52   $9.24   $8.33   $6.57   $8.29   $9.21   $10.00
Accumulation Unit value
 (end of period)............ $11.97   $10.43   $10.14   $10.96   $9.52   $9.24   $8.33   $6.57   $8.29   $ 9.21
Number of units outstanding
 (in 000s) (end of
 period)....................     51       30        1       16      33      34      37      32       9       17

                                    MAINSTAY VP
                               INTERNATIONAL EQUITY--
                                   SERVICE CLASS
                              ------------------------
                               2006     2005     2004
                              ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.82   $10.19   $10.00
Accumulation Unit value
 (end of period)............  $13.95   $10.82   $10.19
Number of units outstanding
 (in 000s) (end of
 period)....................     172       56        1


                                                                                               MAINSTAY VP
                                                                                            LARGE CAP GROWTH--
                                  MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS             SERVICE CLASS
                             ---------------------------------------------------------   ------------------------
                              2006     2005     2004    2003    2002    2001    2000*     2006     2005     2004
                             ------   ------   ------   -----   -----   -----   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $11.72   $11.02   $ 9.54   $7.45   $7.92   $9.35   $10.00   $11.32   $10.00   $10.00
Accumulation Unit value
 (end of period)............ $15.16   $11.72   $11.02   $9.54   $7.45   $7.92   $9.35    $11.92   $11.32   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................     78       54       52     45      34      32       18        25        6        0


                                   MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                              ------------------------------------------------------
                              2006    2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $6.88   $6.70   $6.96   $5.52   $7.81   $9.51   $10.00
Accumulation Unit value
 (end of period)............  $7.27   $6.88   $6.70   $6.96   $5.52   $7.81   $ 9.51
Number of units outstanding
 (in 000s) (end of
 period)....................    47      64      71      91      87      69        55


                                   MAINSTAY VP
                                     MID CAP
                                      CORE--                            MAINSTAY VP MID CAP
                                  SERVICE CLASS                         CORE--INITIAL CLASS
                             ------------------------   ----------------------------------------------------
                              2006     2005     2004     2006     2005     2004     2003     2002    2001(A)
                             ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit value
 (beginning of period)...... $11.60   $10.19   $10.00   $15.89   $13.93   $11.57   $ 8.67   $10.00   $10.00
Accumulation Unit value
 (end of period)............ $13.09   $11.60   $10.19   $17.98   $15.89   $13.93   $11.57   $ 8.67   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................     74       28        1       26       20       11       15        8        0

                                    MAINSTAY VP
                                      MID CAP
                                      GROWTH--                           MAINSTAY VP MID CAP
                                   SERVICE CLASS                        GROWTH--INITIAL CLASS
                              ------------------------   ---------------------------------------------------
                               2006     2005     2004     2006     2005     2004     2003     2002     2001
                              ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $11.78   $10.24   $10.00   $16.26   $14.10   $11.68   $ 8.19   $11.65   $10.00
Accumulation Unit value
 (end of period)............  $12.64   $11.78   $10.24   $17.49   $16.26   $14.10   $11.68   $ 8.19   $11.65
Number of units outstanding
 (in 000s) (end of
 period)....................      75       51        1       21       29       21       17       17        5



                                   MAINSTAY VP                                                                    MAINSTAY VP
                                     MID CAP                                                                       MODERATE
                                     VALUE--                                                                  ALLOCATION--SERVICE
                                  SERVICE CLASS              MAINSTAY VP MID CAP VALUE--INITIAL CLASS                CLASS
                             ------------------------   ---------------------------------------------------   -------------------
                              2006     2005     2004     2006     2005     2004     2003    2002    2001(A)         2006(F)
                             ------   ------   ------   ------   ------   ------   ------   -----   -------   -------------------
Accumulation Unit value
 (beginning of period)...... $10.69   $10.29   $10.00   $12.59   $12.10   $10.45   $ 8.23   $9.78   $10.00          $10.00
Accumulation Unit value
 (end of period)............ $11.97   $10.69   $10.29   $14.14   $12.59   $12.10   $10.45   $8.23   $ 9.78          $10.68
Number of units outstanding
 (in 000s) (end of
 period)....................    108       49        3       43       57       67       65      67       11             215

                                  MAINSTAY VP
                                   MODERATE
                                    GROWTH                MAINSTAY VP
                              ALLOCATION--SERVICE       S&P 500 INDEX--
                                     CLASS               SERVICE CLASS
                              -------------------   ------------------------
                                    2006(F)          2006     2005     2004
                              -------------------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......        $10.00          $10.55   $10.25   $10.00
Accumulation Unit value
 (end of period)............        $10.82          $11.96   $10.55   $10.25
Number of units outstanding
 (in 000s) (end of
 period)....................           353             126       61        2


                                                                                          MAINSTAY VP SMALL
                                                                                             CAP GROWTH--
                                    MAINSTAY VP S&P 500 INDEX--INITIAL CLASS                SERVICE CLASS
                             -------------------------------------------------------   ------------------------
                              2006    2005    2004    2003    2002    2001    2000*     2006     2005     2004
                             ------   -----   -----   -----   -----   -----   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $ 8.83   $8.56   $7.87   $6.23   $8.14   $9.40   $10.00   $10.53   $10.30   $10.00
Accumulation Unit value
 (end of period)............ $10.04   $8.83   $8.56   $7.87   $6.23   $8.14   $ 9.40   $10.99   $10.53   $10.30
Number of units outstanding
 (in 000s) (end of
 period)....................    112     179     210     227     250     224      135       33       20        1


                                 MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                              --------------------------------------------------
                               2006     2005     2004    2003    2002    2001(A)
                              ------   ------   ------   -----   -----   -------
Accumulation Unit value
 (beginning of period)......  $10.89   $10.63   $ 9.86   $7.07   $9.76   $10.00
Accumulation Unit value
 (end of period)............  $11.40   $10.89   $10.63   $9.86   $7.07   $ 9.76
Number of units outstanding
 (in 000s) (end of
 period)....................      15       33       42      43      38       28


------------
 *   The policies were first offered on March 13, 2000.


(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.


                                MAINSTAY VP TOTAL
                              RETURN--SERVICE CLASS            MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                             ------------------------   ------------------------------------------------------
                              2006     2005     2004    2006    2005    2004    2003    2002    2001    2000*
                             ------   ------   ------   -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)...... $10.57   $10.11   $10.00   $8.60   $8.20   $7.83   $6.64   $8.09   $9.20   $10.00
Accumulation Unit value
 (end of period)............ $11.37   $10.57   $10.11   $9.27   $8.60   $8.20   $7.83   $6.64   $8.09   $ 9.20
Number of units outstanding
 (in 000s) (end of
 period)....................     14        1        0      39      58      88     242     278     302      297

                                    MAINSTAY VP
                                      VALUE--
                                   SERVICE CLASS
                              ------------------------
                               2006     2005     2004
                              ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.65   $10.21   $10.00
Accumulation Unit value
 (end of period)............  $12.44   $10.65   $10.21
Number of units outstanding
 (in 000s) (end of
 period)....................      70       18        1


                                                                                              ALGER AMERICAN SMALL
                                                                                                CAPITALIZATION--
                                           MAINSTAY VP VALUE--INITIAL CLASS                      CLASS S SHARES
                             ------------------------------------------------------------   ------------------------
                              2006     2005     2004     2003     2002     2001    2000*     2006     2005     2004
                             ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $12.20   $11.66   $10.64   $ 8.49   $10.92   $11.04   $10.00   $11.95   $10.41   $10.00
Accumulation Unit value
 (end of period)............ $14.28   $12.20   $11.66   $10.64   $ 8.49   $10.92   $11.04   $14.09   $11.95   $10.41
Number of units outstanding
 (in 000s) (end of
 period)....................     51       77       87      101      106       73       22       29       11        1


                                      ALGER AMERICAN SMALL CAPITALIZATION--
                                                  CLASS O SHARES
                              ------------------------------------------------------
                              2006    2005    2004    2003    2002    2001    2000*
                              -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $7.99   $6.94   $6.05   $4.31   $5.94   $8.56   $10.00
Accumulation Unit value
 (end of period)............  $9.44   $7.99   $6.94   $6.05   $4.31   $5.94   $ 8.56
Number of units outstanding
 (in 000s) (end of
 period)....................     43      54      64      69      97      87       69



                                                                                       COLUMBIA SMALL CAP VALUE
                                                                                        FUND, VARIABLE SERIES--
                                      CVS CALVERT SOCIAL BALANCED PORTFOLIO                     CLASS B
                             -------------------------------------------------------   -------------------------
                              2006    2005    2004    2003    2002    2001    2000*     2006     2005    2004(D)
                             ------   -----   -----   -----   -----   -----   ------   ------   ------   -------
Accumulation Unit value
 (beginning of period)...... $ 9.66   $9.29   $8.71   $7.42   $8.57   $9.36   $10.00   $10.66   $10.26   $10.00
Accumulation Unit value
 (end of period)............ $10.35   $9.66   $9.29   $8.71   $7.42   $8.57   $ 9.36   $12.52   $10.66   $10.26
Number of units outstanding
 (in 000s) (end of
 period)....................     21      16      17      14      15      11       11       82       24        1

                                     DREYFUS IP
                                     TECHNOLOGY
                                      GROWTH--
                                   SERVICE SHARES
                              ------------------------
                               2006     2005     2004
                              ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $11.00   $10.00   $10.00
Accumulation Unit value
 (end of period)............  $11.27   $11.00   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................       9        6        0


                                                                                        FIDELITY(R) VIP
                                                                                        CONTRAFUND(R)--
                                 DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES           SERVICE CLASS 2
                             ----------------------------------------------------   ------------------------
                              2006     2005     2004     2003     2002    2001(A)    2006     2005     2004
                             ------   ------   ------   ------   ------   -------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $10.79   $10.56   $10.67   $ 7.18   $12.03   $10.00    $11.79   $10.26   $10.00
Accumulation Unit value
 (end of period)............ $11.08   $10.79   $10.56   $10.67   $ 7.18   $12.03    $12.93   $11.79   $10.26
Number of units outstanding
 (in 000s) (end of
 period)....................     20        8       11       17       22        2       258       98        3


                                    FIDELITY(R) VIP CONTRAFUND(R)-- INITIAL CLASS
                              ---------------------------------------------------------
                               2006     2005     2004    2003    2002    2001    2000*
                              ------   ------   ------   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $12.68   $11.02   $ 9.69   $7.66   $8.58   $9.93   $10.00
Accumulation Unit value
 (end of period)............  $13.95   $12.68   $11.02   $9.69   $7.66   $8.58   $ 9.93
Number of units outstanding
 (in 000s) (end of
 period)....................     130      126      133     136     128     103       46


                                 FIDELITY(R) VIP
                                     EQUITY-
                                 INCOME--SERVICE
                                     CLASS 2                    FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                             ------------------------   ------------------------------------------------------------
                              2006     2005     2004     2006     2005     2004     2003     2002     2001    2000*
                             ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $10.56   $10.16   $10.00   $11.97   $11.49   $10.46   $ 8.15   $ 9.97   $10.65   $10.00
Accumulation Unit value
 (end of period)............ $12.47   $10.56   $10.16   $14.17   $11.97   $11.49   $10.46   $ 8.15   $ 9.97   $10.65
Number of units outstanding
 (in 000s) (end of
 period)....................    213       63        1       66       55      119       84       77       53       27


                                       FIDELITY(R) VIP                   JANUS ASPEN
                                          MID CAP--                   SERIES BALANCED--
                                       SERVICE CLASS 2                  SERVICE SHARES
                              ----------------------------------   ------------------------
                               2006     2005     2004    2003(B)    2006     2005     2004
                              ------   ------   ------   -------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $14.50   $12.48   $10.17   $10.00    $10.84   $10.23   $10.00
Accumulation Unit value
 (end of period)............  $16.05   $14.50   $12.48   $10.17    $11.79   $10.84   $10.23
Number of units outstanding
 (in 000s) (end of
 period)....................     101       39        7        0        84       55        1


                                                                                             JANUS ASPEN SERIES
                                                 JANUS ASPEN SERIES                          WORLDWIDE GROWTH--
                                           BALANCED--INSTITUTIONAL SHARES                      SERVICE SHARES
                             ----------------------------------------------------------   ------------------------
                              2006     2005     2004    2003    2002     2001    2000*     2006     2005     2004
                             ------   ------   ------   -----   -----   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)...... $11.29   $10.62   $ 9.94   $8.85   $9.61   $10.24   $10.00   $10.43   $10.00   $10.00
Accumulation Unit value
 (end of period)............ $12.31   $11.29   $10.62   $9.94   $8.85   $ 9.61   $10.24   $12.11   $10.43   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................    112      167      205     264     283      264      160       15       11        0


                                       JANUS ASPEN SERIES WORLDWIDE GROWTH--
                                               INSTITUTIONAL SHARES
                              -------------------------------------------------------
                               2006    2005    2004    2003    2002    2001    2000*
                              ------   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $ 6.74   $6.46   $6.27   $5.13   $7.00   $9.16   $10.00
Accumulation Unit value
 (end of period)............  $ 7.84   $6.74   $6.46   $6.27   $5.13   $7.00   $ 9.16
Number of units outstanding
 (in 000s) (end of
 period)....................      88     123     152     181     199     159      127


------------
 *   The policies were first offered on March 13, 2000.


(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(b) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                              MFS(R) INVESTORS TRUST
                              SERIES--SERVICE CLASS          MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                             ------------------------   ------------------------------------------------------
                              2006     2005     2004    2006    2005    2004    2003    2002    2001    2000*
                             ------   ------   ------   -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)...... $10.73   $10.00   $10.00   $8.75   $8.28   $7.55   $6.28   $8.07   $9.75   $10.00
Accumulation Unit value
 (end of period)............ $11.90   $10.73   $10.00   $9.73   $8.75   $8.28   $7.55   $6.28   $8.07   $ 9.75
Number of units outstanding
 (in 000s) (end of
 period)....................      6       --        0      33      37      44      45      41      29       11

                              MFS(R) RESEARCH SERIES--
                                   SERVICE CLASS
                              ------------------------
                               2006     2005     2004
                              ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $10.77   $10.00   $10.00
Accumulation Unit value
 (end of period)............  $11.68   $10.77   $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................       4        5        0



                                                                                          MFS(R) UTILITIES
                                     MFS(R) RESEARCH SERIES--INITIAL CLASS              SERIES--SERVICE CLASS
                             ------------------------------------------------------   -------------------------
                             2006    2005    2004    2003    2002    2001    2000*     2006     2005    2004(C)
                             -----   -----   -----   -----   -----   -----   ------   ------   ------   -------
Accumulation Unit value
 (beginning of period)...... $7.59   $7.15   $6.27   $5.10   $6.87   $8.86   $10.00   $14.29   $12.45   $10.00
Accumulation Unit value
 (end of period)............ $8.25   $7.59   $7.15   $6.27   $5.10   $6.87   $ 8.86   $18.42   $14.29   $12.45
Number of units outstanding
 (in 000s) (end of
 period)....................    29      32      42      49      53      55       66      271      127       12

                                  NEUBERGER BERMAN
                                     AMT MID CAP
                                   GROWTH--CLASS S
                              -------------------------
                               2006     2005    2004(C)
                              ------   ------   -------
Accumulation Unit value
 (beginning of period)......  $11.92   $10.67   $10.00
Accumulation Unit value
 (end of period)............  $13.44   $11.92   $10.67
Number of units outstanding
 (in 000s) (end of
 period)....................       6        3        0


                                     ROYCE                    ROYCE
                                   MICRO-CAP                SMALL-CAP               T. ROWE PRICE
                             PORTFOLIO--INVESTMENT    PORTFOLIO--INVESTMENT         EQUITY INCOME
                                     CLASS                    CLASS                  PORTFOLIO-II
                             ----------------------   ----------------------   ------------------------
                               2006       2005(E)       2006       2005(E)      2006     2005     2004
                             ---------   ----------   ---------   ----------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $12.27        $10.00     $10.56        $10.00    $10.55   $10.33   $10.00
Accumulation Unit value
 (end of period)............  $14.62        $12.27     $12.01        $10.56    $12.32   $10.55   $10.33
Number of units outstanding
 (in 000s) (end of
 period)....................      44             4         53           119       183       84        2


                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                              ------------------------------------------------------------
                               2006     2005     2004     2003     2002     2001    2000*
                              ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $13.54   $13.24   $11.70   $ 9.47   $11.07   $11.08   $10.00
Accumulation Unit value
 (end of period)............  $15.86   $13.54   $13.24   $11.70   $ 9.47   $11.07   $11.08
Number of units outstanding
 (in 000s) (end of
 period)....................      98       91      112      130      110       81       13






                                                                                             VAN KAMPEN UIF EMERGING
                                            VAN ECK WORLDWIDE HARD ASSETS                   MARKETS EQUITY-- CLASS II
                             -----------------------------------------------------------   ---------------------------
                              2006     2005     2004     2003    2002     2001    2000*     2006      2005      2004
                             ------   ------   ------   ------   -----   ------   ------   -------   -------   -------
Accumulation Unit value
 (beginning of period)...... $23.01   $15.41   $12.62   $ 8.83   $9.24   $10.48   $10.00   $14.06    $10.67    $10.00
Accumulation Unit value
 (end of period)............ $28.20   $23.01   $15.41   $12.62   $8.83   $ 9.24   $10.48   $18.98    $14.06    $10.67
Number of units outstanding
 (in 000s) (end of
 period)....................    115       56       19       15       6        3        2       46        13         0



                                                                                         VICTORY VIF DIVERSIFIED STOCK--
                                 VAN KAMPEN UIF EMERGING MARKETS EQUITY-- CLASS I                CLASS A SHARES
                             --------------------------------------------------------   ---------------------------------
                              2006     2005    2004    2003    2002    2001    2000*      2006        2005       2004(C)
                             ------   ------   -----   -----   -----   -----   ------   ---------   ---------   ---------
Accumulation Unit value
 (beginning of period)...... $12.07   $ 9.15   $7.55   $5.12   $5.72   $6.21   $10.00    $10.67      $10.00      $10.00
Accumulation Unit value
 (end of period)............ $16.30   $12.07   $9.15   $7.55   $5.12   $5.72   $ 6.21    $11.94      $10.67      $10.00
Number of units outstanding
 (in 000s) (end of
 period)....................     51       47      18      92      21   1,019        6        34          13           0


------------
 *   The policies were first offered on March 13, 2000.


(c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.



(e) For the Period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $76.4 billion at the end of 2006. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Account and any other separate account of NYLIAC.


     The Separate Account currently has 74 investment divisions 44 of which are available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.



     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the Policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.



     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



FUND                                     INVESTMENT ADVISERS                         ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.            New York Life Investment Management LLC     MainStay VP Conservative Allocation;
                                                                                     MainStay VP Growth Allocation;
                                                                                     MainStay VP Moderate Allocation;
                                                                                     MainStay VP Moderate Growth Allocation
                                         Subadviser: MacKay Shields LLC ("MacKay")   MainStay VP Balanced;
                                                                                     MainStay VP Bond;
                                                                                     MainStay VP Capital Appreciation;
                                                                                     MainStay VP Cash Management;
                                                                                     MainStay VP Common Stock;
                                                                                     MainStay VP Convertible;
                                                                                     MainStay VP Floating Rate;
                                                                                     MainStay VP Government;
                                                                                     MainStay VP High Yield Corporate Bond;
                                                                                     MainStay VP International Equity;
                                                                                     MainStay VP Mid Cap Core;
                                                                                     MainStay VP Mid Cap Growth;
                                                                                     MainStay VP Mid Cap Value;
                                                                                     MainStay VP S&P 500 Index;
                                                                                     MainStay VP Small Cap Growth;
                                                                                     MainStay VP Total Return;
                                                                                     MainStay VP Value
                                         Subadviser: American Century Investment     MainStay VP Income & Growth
                                         Management, Inc.
                                         Subadviser: Institutional Capital LLC       MainStay VP ICAP Select Equity
                                         Subadviser: Winslow Capital Management,     MainStay VP Large Cap Growth
                                         Inc.
                                         Subadviser: Lord Abbett & Company LLC       MainStay VP Developing Growth
-----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund                  Fred Alger Management, Inc.                 Alger American Small Capitalization
-----------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.            Calvert Asset Management Company, Inc.      Calvert Social Balanced Portfolio
                                         Subadvisers (equity portion): New
                                         Amsterdam Partners LLC and SSgA Funds
                                         Management, Inc. (No subadviser on fixed
                                         income portion)
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust  Columbia Management Advisors Inc.           Columbia Small Cap Value Fund, Variable
                                                                                     Series
-----------------------------------------------------------------------------------------------------------------------------


FUND                                     INVESTMENT ADVISERS                         ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios            The Dreyfus Corporation                     Dreyfus IP Technology Growth
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products     Fidelity Management and Research Company    Fidelity(R) VIP Contrafund(R)
Fund                                     Subadviser: Fidelity Management & Research
                                         (U.K.) Inc. ("FMRUK"), Fidelity Management
                                         & Research (Far East) Inc. ("FMRFE"),
                                         Fidelity Investments Japan Limited
                                         ("FIJL"), FMR Co., Inc. ("FMRC")
                                         Subadviser: FMRC                            Fidelity(R) VIP Equity-Income
                                         Subadviser: FMRUK, FMRFE, FIJL, FMRC        Fidelity(R) VIP Mid Cap
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                       Janus Capital Management LLC                Janus Aspen Series Balanced
                                                                                     Janus Aspen Series Worldwide Growth
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM)      MFS(R) Investment Management                MFS(R) Investors Trust Series
                                                                                     MFS(R) Research Series
                                                                                     MFS(R) Utilities Series
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management     Neuberger Berman Management Inc.            Neuberger Berman AMT Mid-Cap Growth
Trust                                    Subadviser: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund                   Royce & Associates, LLC                     Royce Micro-Cap Portfolio
                                                                                     Royce Small-Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.        T. Rowe Price Associates, Inc.              T. Rowe Price Equity Income Portfolio II
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust        Van Eck Associates Corporation              Van Eck Worldwide Hard Assets
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.  Morgan Stanley Investment Management Inc.   Van Kampen UIF Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds         Victory Capital Management Inc.             Victory VIF Diversified Stock



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, SAI, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.


     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if we determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.


     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.


     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life Access Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

-----------------------------------------------------------------------------------------------------------------------------------
                                                NEW YORK LIFE
                          NEW YORK LIFE           LONGEVITY           NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                         ACCESS VARIABLE       BENEFIT VARIABLE     PREMIUM PLUS ELITE          ELITE               ESSENTIALS
                             ANNUITY#              ANNUITY#         VARIABLE ANNUITY#     VARIABLE ANNUITY#     VARIABLE ANNUITY#
-----------------------------------------------------------------------------------------------------------------------------------
Surrender Charge               None           10 Years (8%, 8%,     10 Years (8%, 8%,    8 Years (8%, 8%, 8%,  7 Years (7%, 7%, 7%,
Period                                       8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,     7%, 6%, 5%, 4%,         6%, 6%, 5%,
                                             3%, 3%, 3% -- based   3%, 3%, 3% -- based   3% -- based on each   4% -- based on each
                                             on the Policy Date)*    on each premium       premium payment       premium payment
                                                                      payment date)*            date)*                date)
-----------------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan              No               Yes (6 month          Yes (6 month          Yes (6 month      Yes (6, 12, 18 month
                                                   account)              account)              account)             accounts)
-----------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  No                   Yes                   Yes                   Yes                   Yes
-----------------------------------------------------------------------------------------------------------------------------------
Longevity Benefit               No                   Yes                    No                    No                    No
-----------------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                   Yes                   Yes                    No                    No
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes                   Yes                   Yes                   Yes                   Yes
                             One-Year              One-Year              One-Year              One-Year             - One-Year
                                                                                                                   - Three-Year
-----------------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      Annual reset to           Optional              Optional              Optional        Annual reset to age
Guarantee                     age 80         Annual reset to age   Annual reset to age   Annual reset to age            80
                                                      80                    80                    80
-----------------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit           N/A                  0.30%          Ages 65 or            Ages 65 or                    N/A
Reset Charge                                                       younger:     0.30%    younger:     0.30%
                                                                   Ages 66 to 75: 0.35%  Ages 66 to 75: 0.35%
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.55%                 1.35%                 1.90%                 1.70%                 1.45%
Risk and               Based on assets of    Based on Adjusted     Based on Adjusted     Based on Adjusted     Based on assets of
Administration Costs   the Separate          Premium Payments.     Premium Payments.     Premium Payments.     the Separate
Charge                 Account.              Charge is not         Charge is not         Charge is not         Account.
                       Charge is reflected   reflected in the      reflected in the      reflected in the      Charge is reflected
                       in the Accumulation   Accumulation Unit     Accumulation Unit     Accumulation Unit     in the Accumulation
                       Unit Value            Value                 Value                 Value                 Unit Value
-----------------------------------------------------------------------------------------------------------------------------------
Longevity Benefit              N/A           1.00%                         N/A                   N/A                   N/A
Charge                                       Based on the total
                                             premium payment made
                                             to the policy.
-----------------------------------------------------------------------------------------------------------------------------------
Annual Policy Service          $40*                  $30                   $30                   $30                   $30
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $50,000               $100,000              $100,000              $100,000              $50,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------------------------------------------------
                                                                      NEW YORK LIFE
                          NEW YORK LIFE         NEW YORK LIFE            FLEXIBLE
                         PREMIUM PLUS II            SELECT           PREMIUM VARIABLE
                        VARIABLE ANNUITY#     VARIABLE ANNUITY#          ANNUITY#
---------------------  ----------------------------------------------------------------
Surrender Charge       8 Years (8%, 8%, 8%,    3 Years (8%, 8%,    9 Years (7%, 7%, 7%,
Period                   7%, 6%, 5%, 4%,     7% -- based on each   6%, 5%, 4%, 3%, 2%,
                       3% -- based on each     premium payment        1% -- based on
                         premium payment            date)              policy date)
                              date)*
-------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan         Yes (6 month      Yes (6 and 12 month            No
                             account)             accounts)
-----------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                 Yes                   Yes                   Yes
-----------------------------------------------------------------------------------------------------------------------------------
Longevity Benefit               No                    No                    No
-----------------------------------------------------------------------------------------------------------------------------------
Premium Credit                 Yes                    No                    No
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes                   Yes                   Yes
                             One-Year              One-Year              One-Year
-----------------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age   Annual reset to age   3 year reset to age
Guarantee                       80                    80                    85
-----------------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit           N/A                   N/A                   N/A
Reset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.75%                 1.85%                 1.40%
Risk and               Based on assets of    Based on assets of    Based on assets of
Administration Costs   the Separate          the Separate          the Separate
Charge                 Account.              Account.              Account.
                       Charge is reflected   Charge is reflected   Charge is reflected
                       in the Accumulation   in the Accumulation   in the Accumulation
                       Unit Value            Unit Value            Unit Value
-----------------------------------------------------------------------------------------------------------------------------------
Longevity Benefit              N/A                   N/A                   N/A
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Annual Policy Service          $30                   $50                   $30
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000              $100,000              $20,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------------------


     All policies and features may not be available in all jurisdictions.

  # Each formerly a LifeStages(R) Variable Annuity.

  * May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Code Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.


     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:



     - A guaranteed death benefit, as explained in this Prospectus.


     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.



     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


     You may allocate the initial premium payments, and thereafter, may maintain the Accumulation Value in up to 44 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $10,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as We may permit at any time. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. The currently available methods of payment are direct payments to NYLIAC and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.



     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth the provision in your policy.


     ISSUE AGES


     To purchase a Non-Qualified Policy, you and the Annuitant must not be older than age 80. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 90, unless We agree otherwise.


     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").


     - submit your request in writing on a form We approve to the VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);


     - use the IVR at 800-598-2019;

     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.


     (a) Limits on Transfers.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund


     - limit the dollar amount, frequency, or number of transfers.



     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in question 15 of this Prospectus. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the Investment Company Act of 1940, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.


     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies that invest in the Fund portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the policyowners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.


     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               a) impeding a portfolio manager's ability to sustain an investment objective;

               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or


               c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.


          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies.

     We may revoke VSC and IVR privileges for certain policyowners (See "Limits on Transfers").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, WWW.NEWYORKLIFE.COM, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.


     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.


     Service requests are binding on all owners if the policy is jointly owned. Transfer requests received after 4:00 p.m. (Eastern Time) will be priced as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable.

     VSC


     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10:00 p.m. (Eastern Time).


     The VSC enables you to:

        - email your Registered Representative or the VPSC;

        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments;

        - change your address; and

        - obtain service forms.

        - reset your PIN;

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments; and

        - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).


     You may authorize a third party to have access through a Customer Service Representative in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies -- Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.


     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.


     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.


     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
                 ----                ------                  -----
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.


     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Date page. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under our Dollar Cost Averaging Option, VPSC must have received a completed Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Dollar Cost Averaging request form is not received within the five Business Days, the dollar cost averaging transfer will commence on the day requested in the following month. All completed Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.



     You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine or if the maximum amount has been transferred to the Fixed Account from the Investment Divisions for the Policy Year. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is not received within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.



     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as We may permit). We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are deposited by NYLIAC.


     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     The EBB Rider is available for an additional charge. The Enhanced Spousal Continuance Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Enhanced Beneficiary Benefit Rider (optional)


     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND
DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")


     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.


     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.


     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or
5) if you transfer ownership of the policy. As discussed below in THE
POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.


     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 X 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (b) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.


     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES


     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY--Questions 15, 16 and 17.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or though other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE


     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.


     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES


     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.


     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or SAI.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this Rider.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Fax transmissions are not acceptable and will not be honored at any time. If the request is complete and We have received all information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written withdrawal request, less any outstanding taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan). (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.


     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (except on the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.


     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:


     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

                       (a)  Accumulation Value: $175,000
                       (b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
                       (c)  Reset value - the greater of: a) Current Accumulation Value - $175,000; and
                                                          b) Last Reset Value, plus premiums, less proportional withdrawals.
                                                          That is:
                                                          $220,000 + $0 - (($20,000/$250,000)($220,000))
                                                          =$220,000 - (0.08)($220,000)
                                                          =$220,000 - $17,600
                                                          =$202,400

     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges)" independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.



     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship


     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

     Situations where payment may be delayed:


          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:


             (a) The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


          2. We may delay payment of any amounts due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.



          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.


     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     With respect to TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of the statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM AMOUNT THAT MAY BE TRANSFERRED INTO THE FIXED ACCOUNT IN A POLICY YEAR FROM THE INVESTMENT DIVISIONS IS DESCRIBED IN THE POLICY DATA PAGE. You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through Our Virtual Service Center.

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The SAI discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.


     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself.

Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.



          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA Policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.



          (e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2007 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year than an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.


     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.


     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for the New York Life Access Variable Annuity policies during the fiscal years ended December 31, 2006, 2005, and 2004 were $949,546, $1,099,889 and $2,068,182, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1


           How to obtain a New York Life Access Variable Annuity SAI.


               Call (800) 598-2019 or send this request form to:

                     NYLIAC Variable Products Service Center
                     Madison Square Station
                     P.O. Box 922
                     New York, NY 10159

--------------------------------------------------------------------------------


 Please send me a New York Life Access Variable Annuity Statement of Additional
                         Information dated May 1, 2007:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2007

                                      FOR

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY


                (FORMERLY LIFESTAGES(R) ACCESS VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                          51 MADISON AVENUE, ROOM 651
                            NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Access Variable Annuity Prospectus. You should read the SAI in conjunction with the New York Life Access Variable Annuity Prospectus. You may obtain a copy of the Prospectus by calling 800-598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the May 1, 2007 New York Life Access Variable Annuity Prospectus.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or sex, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received, deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2006 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2007



                   to the Prospectuses dated May 1, 2007 for


                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY


                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY


                     NEW YORK LIFE SELECT VARIABLE ANNUITY


                         NEW YORK LIFE VARIABLE ANNUITY


                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY


               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND


                      NEW YORK LIFE ELITE VARIABLE ANNUITY


               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY


                     NEW YORK LIFE ACCESS VARIABLE ANNUITY


                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2007 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS


1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        (a) for New York Life Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


          (c) for New York Life Essentials policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (d) for New York Life Select policies:

              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (e) for New York Life Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (f) for New York Life Premium Plus Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.


          (g) for New York Life Access policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments


1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:



        (a) for New York Life Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


        (b) for New York Life Premium Plus and New York Life Premium Plus II policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


        (c) for New York Life Essentials policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


        (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (f) for New York Life Premium Plus Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.


          (g) for New York Life Access policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders


1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:


        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).


2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:


        For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.
--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                          PROSPECTUS DATED MAY 1, 2007

                                      FOR

                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY


              (FORMERLY LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


    This Prospectus describes the individual flexible premium New York Life Essentials Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.


    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the two Fixed Accounts, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the variable Investment Divisions listed below.


-    MainStay VP Balanced--Service Class
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Conservative Allocation--Service Class
-    MainStay VP Convertible
-    MainStay VP Developing Growth
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth Allocation--Service Class
-    MainStay VP High Yield Corporate Bond
-    MainStay VP ICAP Select Equity (formerly MainStay VP
     Basic Value)
-    MainStay VP Income & Growth*
-    MainStay VP International Equity
-    MainStay VP Large Cap Growth
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Mid Cap Value
-    MainStay VP Moderate Allocation--Service Class
-    MainStay VP Moderate Growth Allocation--Service Class
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value
-    Alger American Small Capitalization**
-    CVS Calvert Social Balanced Portfolio
-    Columbia Small Cap Value Fund, Variable Series--Class B
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
-    Royce Micro-Cap Portfolio--Investment Class
-    Royce Small-Cap Portfolio--Investment Class
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity
-    Victory VIF Diversified Stock--Class A Shares



* The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.



** Effective June 1, 2007, allocations to the Alger American Small
   Capitalization Investment Division, including transfers and new premiums, will no longer be accepted.


    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

    We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.



    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    5
QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
  ESSENTIALS VARIABLE ANNUITY............   22
HOW DO I CONTACT NYLIAC?.................   26
FINANCIAL STATEMENTS.....................   27
CONDENSED FINANCIAL INFORMATION..........   27
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   32
  New York Life Insurance and Annuity
    Corporation..........................   32
  The Separate Account...................   32
  The Portfolios.........................   32
  Additions, Deletions or Substitutions
    of Investments.......................   35
  Reinvestment...........................   35
THE POLICIES.............................   35
  Selecting the Variable Annuity That's
    Right for You........................   36
  Qualified and Non-Qualified Policies...   38
  Policy Application and Premium
    Payments.............................   38
  Payments Returned for Insufficient
    Funds................................   39
  Your Right to Cancel ("Free Look").....   39
  Issue Ages.............................   39
  Transfers..............................   39
    Limits on Transfers..................   40
  Virtual Service Center and Interactive
    Voice Response System................   42
  Dollar Cost Averaging (DCA) Programs...   43
    (a) Traditional Dollar Cost
        Averaging........................   44
    (b) The DCA Advantage Plan...........   44
  Automatic Asset Reallocation...........   45
  Interest Sweep.........................   46
  Accumulation Period....................   46
    (a) Crediting of Premium Payments....   46
    (b) Valuation of Accumulation
        Units............................   46
  Riders.................................   46
    (a) Living Needs Benefit Rider.......   47
    (b) Unemployment Benefit Rider.......   47
    (c) Investment Protection Plan Rider
        (optional).......................   47
    (d) Enhanced Beneficiary Benefit
        Rider (optional).................   49
    (e) Enhanced Spousal Continuance
        Rider (optional).................   50
    (f) Upromise Account Rider
        (optional).......................   51
  Policyowner Inquiries..................   51
  Records and Reports....................   51
CHARGES AND DEDUCTIONS...................   51
  Surrender Charges......................   51
  Amount of Surrender Charge.............   52
  Exceptions to Surrender Charges........   52



                                           PAGE
                                           ----
  Other Charges..........................   53
    (a) Separate Account Charge..........   53
    (b) Policy Service Charge............   53
    (c) Fund Charges.....................   53
    (d) Investment Protection Plan Rider
        Charge (optional)................   53
    (e) Rider Risk Charge Adjustment
        (optional).......................   53
    (f) Enhanced Beneficiary Benefit
        Rider Charge (optional)..........   54
    (g) Transfer Fees....................   54
  Group and Sponsored Arrangements.......   54
  Taxes..................................   54
DISTRIBUTIONS UNDER THE POLICY...........   55
  Surrenders and Withdrawals.............   55
    (a) Surrenders.......................   55
    (b) Partial Withdrawals..............   55
    (c) Periodic Partial Withdrawals.....   56
    (d) Hardship Withdrawals.............   56
  Required Minimum Distribution Option...   56
  Our Right to Cancel....................   56
  Annuity Commencement Date..............   57
  Death Before Annuity Commencement......   57
  Income Payments........................   58
    (a) Election of Income Payment
         Options.........................   58
    (b) Proof of Survivorship............   59
  Delay of Payments......................   59
  Designation of Beneficiary.............   59
  Restrictions Under Code Section
    403(b)(11)...........................   60
  Loans..................................   60
THE FIXED ACCOUNTS.......................   61
    (a) Interest Crediting...............   61
    (b) Transfers to Investment
        Divisions........................   61
    (c) Fixed Account Initial  Premium
        Guarantee........................   62
THE DCA ADVANTAGE PLAN ACCOUNTS..........   62
FEDERAL TAX MATTERS......................   62
  Introduction...........................   62
  Taxation of Annuities in General.......   63
  Qualified Policies.....................   64
    (a) 403(b) Plans.....................   64
    (b) Individual Retirement
        Annuities........................   64
    (c) Roth Individual Retirement
         Annuities.......................   64
    (d) Inherited IRAs...................   64
    (e) SIMPLE IRAs......................   65
  Taxation of Death Benefits.............   65
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   65
VOTING RIGHTS............................   66
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION.................   67


THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.


ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value, and the DCA Accumulation Value of a policy.


ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges and policy service charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.


POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE                7.00%
 (as a percentage of the amount withdrawn)(1)
 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each            $30
 transfer over 12 in a Policy Year (currently no charge for
 the first 12 transfers in a Policy Year).
 --------------------------------------------------------------------

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 6% during Payment Years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 --------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than       $30
 $50,000 Accumulation Value)
 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL         1.45%
 EXPENSES CHARGE (calculated as an annualized percentage of
 the daily average Variable Accumulation Value, including
 mortality and expense risk and administrative fees).
 --------------------------------------------------------------------


                             OPTIONAL RIDER CHARGES



 --------------------------------------------------------------------
   GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE   1.00%
   (calculated as an annualized percentage of the amount that is guaranteed under this rider, deducted on a quarterly
   basis).
 --------------------------------------------------------------------
     Current Investment Protection Plan Rider Charge            0.45%
 --------------------------------------------------------------------
   GUARANTEED MAXIMUM RIDER RISK ADJUSTMENT CHARGE (one-time    2.00%
   charge for cancellation of the Investment Protection Plan
   Rider; calculated as an annualized percentage of the
   amount that is guaranteed under the Investment Protection
   Plan Rider; please contact your Registered Representative
   to determine the percentage We are currently charging
   before you select this feature).
 --------------------------------------------------------------------
   GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER        1.00%
   CHARGE (calculated as an annualized percentage of the
   policy's Accumulation Value, deducted on a quarterly
   basis).
 --------------------------------------------------------------------
     Current Enhanced Beneficiary Benefit Rider Charge          0.30%
 --------------------------------------------------------------------


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.


             TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES (#)



 ----------------------------------------------------------------------------------
                                                                MINIMUM    MAXIMUM
 ----------------------------------------------------------------------------------
 For policies purchased on or after June 2, 2003: Expenses       0.52%       1.98%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/06.
 ----------------------------------------------------------------------------------
 For policies purchased prior to June 2, 2003: Expenses that     0.35%       1.63%
 are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
 expenses as of 12/31/06.
 ----------------------------------------------------------------------------------



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2006. The Fund or its agents provided the fees and charges that are based on 2006 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  -------------------------------------------------------------------------------------------------------------------------
                                                                                             TOTAL FUND
                                                                                               ANNUAL
                                                                            ESTIMATED         EXPENSES          EXPENSE
                                                                            UNDERLYING         (BEFORE           WAIVER
                         ADVISORY    ADMINISTRATION   12B-1     OTHER     PORTFOLIO FEES       EXPENSE           AND/OR
          FUND              FEE           FEE         FEES**   EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  -------------------------------------------------------------------------------------------------------------------------
  MainStay VP
  Conservative
  Allocation --
  Service Class            0.00%         0.00%        0.25%     0.28%(a)          0.61%(b)      1.14%            0.03%
  MainStay VP
  Growth Allocation --
  Service Class            0.00%         0.00%        0.25%     0.24%(a)          0.74%(b)      1.23%            0.00%
  MainStay VP ICAP
  Select Equity --
  Service Class*           0.60%(c)      0.20%        0.25%     0.13%(d)          0.00%         1.18%(e)         0.05%
  MainStay VP ICAP
  Select Equity --
  Initial Class*           0.60%(c)      0.20%        0.00%     0.13%(d)          0.00%         0.93%(e)         0.05%
  MainStay VP Mid Cap
  Core --
  Service Class            0.85%(f)      0.00%        0.25%     0.08%             0.01%         1.19%(e)         0.00%
  MainStay VP Mid Cap
  Core --
  Initial Class            0.85%(f)      0.00%        0.00%     0.08%             0.01%         0.94%(e)         0.00%
  MainStay VP Mid Cap
  Value --
  Service Class            0.70%(g)      0.00%        0.25%     0.06%             0.02%         1.03%(e)         0.00%
  MainStay VP Mid Cap
  Value --
  Initial Class            0.70%(g)      0.00%        0.00%     0.06%             0.02%         0.78%(e)         0.00%
  MainStay VP Moderate
  Allocation --
  Service Class            0.00%         0.00%        0.25%     0.15%(a)          0.64%(b)      1.04%            0.00%
  MainStay VP Moderate
  Growth Allocation --
  Service Class            0.00%         0.00%        0.25%     0.13%(a)          0.70%(b)      1.08%            0.00%
  Neuberger Berman AMT
  Mid-Cap Growth --
  Class S                  0.83%(h)      0.00%        0.25%     0.08%               N/A         1.16%            0.00%

  ---------------------  ---------------

                         NET TOTAL FUND
                         ANNUAL EXPENSES
                          AFTER EXPENSE
          FUND           REIMBURSEMENTS
  ---------------------  ---------------
  MainStay VP
  Conservative
  Allocation --
  Service Class               1.11%
  MainStay VP
  Growth Allocation --
  Service Class               1.23%
  MainStay VP ICAP
  Select Equity --
  Service Class*              1.13%
  MainStay VP ICAP
  Select Equity --
  Initial Class*              0.88%
  MainStay VP Mid Cap
  Core --
  Service Class               1.19%
  MainStay VP Mid Cap
  Core --
  Initial Class               0.94%
  MainStay VP Mid Cap
  Value --
  Service Class               1.03%
  MainStay VP Mid Cap
  Value --
  Initial Class               0.78%
  MainStay VP Moderate
  Allocation --
  Service Class               1.04%
  MainStay VP Moderate
  Growth Allocation --
  Service Class               1.08%
  Neuberger Berman AMT
  Mid-Cap Growth --
  Class S                     1.16%(i)



 *   Formerly MainStay VP Basic Value.



(#) Shown as a percentage of average net assets for the fiscal year ended
    December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



** Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios based on the allocation of the Fund's assets among the Underlying Portfolios during the Portfolio's fiscal year ended December 31, 2006. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios and the actual expenses of the Underlying Portfolios.

(c) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has contractually agreed to waive its advisory fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. Without this contractual waiver, the actual advisory fee would be 0.60% on assets up to $250 million and 0.55% on assets in excess of $250 million. The contractual waiver may be modified or terminated only with the approval of the Board of Directors.



(d) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(e) The Total Fund Annual Expense may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



(f) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets and reflects an aggregate fee for advisory and administrative services. Effective January 1, 2007, NYLIM has contractually agreed to waive a portion of its management fee so that the management fee is 0.80% for assets over $500 million. Without this contractual waiver, the actual management fee would be 0.85% on all asset levels. This contractual waiver may be modified or terminated only with the approval of the Board of Directors.



(g) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



(h) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees."



(i) Class S: Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       TOTAL
                                                                                                                        FUND
                                                                           ADMINISTRATION      12B-1       OTHER       ANNUAL
                           FUND                            ADVISORY FEES        FEES          FEES**      EXPENSES   EXPENSE(A)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class                        0.75%(b)        0.00%           0.25%       0.10%(c)    1.10%(d)
  MainStay VP Bond -- Service Class                            0.25%           0.20%           0.25%       0.07%(c)    0.77%(d)
  MainStay VP Bond -- Initial Class                            0.25%           0.20%           0.00%       0.07%(c)    0.52%(d)
  MainStay VP Capital Appreciation -- Service Class            0.36%           0.20%           0.25%       0.06%(c)    0.87%(d)
  MainStay VP Capital Appreciation -- Initial Class            0.36%           0.20%           0.00%       0.06%(c)    0.62%(d)
  MainStay VP Cash Management                                  0.25%(e)        0.20%           0.00%       0.07%       0.52%
  MainStay VP Common Stock -- Service Class                    0.25%           0.20%           0.25%       0.07%(c)    0.77%(d)
  MainStay VP Common Stock -- Initial Class                    0.25%           0.20%           0.00%       0.07%(c)    0.52%(d)
  MainStay VP Convertible -- Service Class                     0.36%           0.20%           0.25%       0.08%(c)    0.89%(d)
  MainStay VP Convertible -- Initial Class                     0.36%           0.20%           0.00%       0.08%(c)    0.64%(d)
  MainStay VP Developing Growth -- Service Class               0.60%(f)        0.20%           0.25%       0.16%(c)    1.21%(d)
  MainStay VP Developing Growth -- Initial Class               0.60%(f)        0.20%           0.00%       0.16%(c)    0.96%(d)
  MainStay VP Floating Rate -- Service Class                   0.60%(b)        0.00%           0.25%       0.10%       0.95%
  MainStay VP Government -- Service Class                      0.30%           0.20%           0.25%       0.07%(c)    0.82%(d)
  MainStay VP Government -- Initial Class                      0.30%           0.20%           0.00%       0.07%(c)    0.57%(d)
  MainStay VP High Yield Corporate Bond -- Service Class       0.30%           0.20%           0.25%       0.06%(c)    0.81%(d)
  MainStay VP High Yield Corporate Bond -- Initial Class       0.30%           0.20%           0.00%       0.06%(c)    0.56%(d)
  MainStay VP Income & Growth -- Service Class*                0.50%(g)        0.20%           0.25%       0.12%(c)    1.07%(d)
  MainStay VP Income & Growth -- Initial Class*                0.50%(g)        0.20%           0.00%       0.12%(c)    0.82%(d)
  MainStay VP International Equity -- Service Class            0.60%           0.20%           0.25%       0.12%(c)    1.17%(d)
  MainStay VP International Equity -- Initial Class            0.60%           0.20%           0.00%       0.12%(c)    0.92%(d)
  MainStay VP Large Cap Growth -- Service Class                0.50%(h)        0.20%           0.25%       0.10%(c)    1.05%(d)
  MainStay VP Large Cap Growth -- Initial Class                0.50%(h)        0.20%           0.00%       0.10%(c)    0.80%(d)
  MainStay VP Mid Cap Growth -- Service Class                  0.75%(b)        0.00%           0.25%       0.07%(c)    1.07%(d)
  MainStay VP Mid Cap Growth -- Initial Class                  0.75%(b)        0.00%           0.00%       0.07%(c)    0.82%(d)
  MainStay VP S&P 500 Index -- Service Class                   0.09%(i)        0.20%           0.25%       0.06%(c)    0.60%(d)

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       TOTAL
                                                                                                                        FUND
                                                                           ADMINISTRATION      12B-1       OTHER       ANNUAL
                           FUND                            ADVISORY FEES        FEES          FEES**      EXPENSES   EXPENSE(A)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index -- Initial Class                   0.09%(i)        0.20%           0.00%       0.06%(c)    0.35%(d)
  MainStay VP Small Cap Growth -- Service Class                0.90%(b)        0.00%           0.25%       0.08%(c)    1.23%(d)
  MainStay VP Small Cap Growth -- Initial Class                0.90%(b)        0.00%           0.00%       0.08%(c)    0.98%(d)
  MainStay VP Total Return -- Service Class                    0.32%           0.20%           0.25%       0.07%(c)    0.84%(d)
  MainStay VP Total Return -- Initial Class                    0.32%           0.20%           0.00%       0.07%(c)    0.59%(d)
  MainStay VP Value -- Service Class                           0.36%           0.20%           0.25%       0.07%(c)    0.88%(d)
  MainStay VP Value -- Initial Class                           0.36%           0.20%           0.00%       0.07%(c)    0.63%(d)
  Alger American Small Capitalization -- Class S Shares        0.81%(j)        0.00%           0.25%       0.12%       1.18%
  Alger American Small Capitalization -- Class O Shares        0.81%(j)        0.00%           0.00%       0.12%       0.93%
  CVS Calvert Social Balanced Portfolio                        0.70%(k)        0.00%           0.00%       0.21%       0.91%(l)
  Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                            0.80%(k)        0.00%           0.25%       0.11%       1.16%
  Dreyfus IP Technology Growth -- Service Shares               0.75%(x)        0.00%           0.25%       0.12%(y)    1.12%
  Dreyfus IP Technology Growth -- Initial Shares               0.75%(x)        0.00%           0.00%       0.11%(y)    0.86%
  Fidelity(R) VIP Contrafund(R) -- Service Class 2             0.57%(k)        0.00%           0.25%       0.09%       0.91%(m)
  Fidelity(R) VIP Contrafund(R) -- Initial Class               0.57%(k)        0.00%           0.00%       0.09%       0.66%(m)
  Fidelity(R) VIP Equity Income -- Service Class 2             0.47%(k)        0.00%           0.25%       0.10%       0.82%
  Fidelity(R) VIP Equity Income -- Initial Class               0.47%(k)        0.00%           0.00%       0.10%       0.57%(m)
  Fidelity(R) VIP Mid Cap -- Service Class 2                   0.57%(k)        0.00%           0.25%       0.11%       0.93%(m)
  Janus Aspen Series Balanced -- Service Shares                0.55%(n)        0.00%           0.25%       0.03%       0.83%(o)
  Janus Aspen Series Balanced -- Institutional Shares          0.55%(n)        0.00%           0.00%       0.03%       0.58%(o)
  Janus Aspen Series Worldwide Growth -- Service
  Shares(p)                                                    0.60%(n)        0.00%           0.25%       0.05%       0.90%(o)
  Janus Aspen Series Worldwide Growth -- Institutional
  Shares(p)                                                    0.60%(n)        0.00%           0.00%       0.04%       0.64%(o)
  MFS(R) Investors Trust Series -- Service Class               0.75%(k)        0.00%           0.25%(q)    0.11%       1.11%(r)
  MFS(R) Investors Trust Series -- Initial Class               0.75%(k)        0.00%           0.00%       0.11%       0.86%(r)
  MFS(R) Research Series -- Service Class                      0.75%(k)        0.00%           0.25%(q)    0.14%       1.14%(r)
  MFS(R) Research Series -- Initial Class                      0.75%(k)        0.00%           0.00%       0.14%       0.89%(r)
  MFS(R) Utilities Series -- Service Class                     0.75%(k)        0.00%           0.25%(q)    0.11%       1.11%(r)
  Royce Micro-Cap Portfolio -- Investment Class                1.25%           0.00%           0.00%       0.06%       1.31%
  Royce Small-Cap Portfolio -- Investment Class                1.00%           0.00%           0.00%       0.08%       1.08%
  T. Rowe Price Equity Income Portfolio -- II                  0.85%(s)        0.00%           0.25%       0.00%       1.10%
  T. Rowe Price Equity Income Portfolio                        0.85%(s)        0.00%           0.00%       0.00%       0.85%
  Van Eck Worldwide Hard Assets Fund                           1.00%           0.00%           0.00%       0.13%       1.13%
  Van Kampen UIF Emerging Markets Equity -- Class II(t)        1.23%(k)        0.00%           0.35%       0.40%       1.98%(u)
  Van Kampen UIF Emerging Markets Equity -- Class I(t)         1.23%(k)        0.00%           0.00%       0.40%       1.63%(u)
  Victory VIF Diversified Stock -- Class A Shares              0.30%(k)        0.00%           0.25%       0.57%(v)    1.12%(w)



  ** Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



    * The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending Shareholder approval, the merger is expected to be effective as of August 17, 2007.



 (a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



 (c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



 (d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.

 (e) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.25% up to $500 million and 0.20% on assets in excess of $500 million.



  (f) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% on assets up to $200 million, 0.55% from $200 million to $500 million, 0.525% from $500 million to $1 billion and 0.50% on assets in excess of $1 billion.



 (g) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $100 million, 0.45% from $100 million to $200 million and 0.40% on assets in excess of $200 million.



 (h) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $200 million and 0.40% on assets in excess of $200 million.



  (i) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has voluntarily agreed to waive a portion of its advisory fee so that the advisory fee is 0.05% on assets up to $1 billion and 0.025% on assets in excess of $1 billion. Without this waiver, the actual advisory fee would be 0.10% up to $1 billion and 0.075% on assets in excess of $1 billion.



  (j) Previously, the portfolio's Advisory Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.



 (k) The fees designated as "Advisory Fees" reflect "Management Fees."



  (l) "Total Fund Annual Expense" reflects an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash deposit with the bank. These credits are used to reduce the Portfolio's expenses. Total Fund Annual Expense after reductions for fees paid indirectly and fee waivers would be as follows: CVS Calvert Social Balanced 0.90%.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.65% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.56% for Fidelity(R) VIP Equity-
     Income -- Initial Class and 0.91% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.



 (o) Total Fund Annual Expenses are stated without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown in the Fund Statement of Additional Information reflect the application of such limits. The expense limits are detailed in the Fund Statement of Additional Information. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.



 (p) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Refer to the "Management Expenses" section in the Fund Prospectus for additional information with further description in the Fund Statement of Additional Information.



 (q) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the Fund prospectus.



  (r) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



 (s) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



  (t) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



 (u) UIF Emerging Market Equity expense cap decreased from 1.65% to 1.60% for Class I and from 1.70% to 1.65% for Class II on June 1, 2006.



 (v) Includes an administrative service fee of up to 0.25%.



 (w) In addition to any voluntary or contractual fee waivers or expenses, any reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.



 (x) The Advisory Fees reflect the amount paid to the Dreyfus Corporation for providing management services.



 (y) Other expenses include expenses of 0.01% for acquired fund fees and expenses.

Examples


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.


     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  920.80   $  848.88   $1,446.86   $3,062.59   $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.....................  $  949.58   $  940.23   $1,597.60   $3,355.05   $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB Riders..............  $  992.76   $1,077.03   $1,823.01   $3,790.46   $  992.76   $1,735.07   $2,403.57   $3,790.46

MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $  889.15   $  747.77   $1,278.87   $2,730.77   $  889.15   $1,427.61   $1,891.93   $2,730.77
with IPP Rider.....................  $  932.47   $  885.98   $1,508.19   $3,182.20   $  932.47   $1,556.67   $2,107.56   $3,182.20
with EBB Rider.....................  $  918.03   $  840.05   $1,432.24   $3,033.96   $  918.03   $1,513.78   $2,036.14   $3,033.96
with IPP & EBB Riders..............  $  961.34   $  978.25   $1,661.55   $3,485.38   $  961.34   $1,642.83   $2,251.77   $3,485.38

MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders.................  $  898.74   $  778.48   $1,330.02   $2,832.46   $  898.74   $1,456.29   $1,940.03   $2,832.46
with IPP Rider.....................  $  942.01   $  916.26   $1,558.15   $3,278.99   $  942.01   $1,584.94   $2,154.54   $3,278.99
with EBB Rider.....................  $  927.59   $  870.47   $1,482.58   $3,132.38   $  927.59   $1,542.19   $2,083.48   $3,132.38
with IPP & EBB Riders..............  $  970.86   $1,008.26   $1,710.71   $3,578.90   $  970.86   $1,670.85   $2,297.99   $3,578.90

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  865.18   $  670.72   $1,150.06   $2,472.08   $  865.18   $1,355.66   $1,770.80   $2,472.08
with IPP Rider.....................  $  908.60   $  809.99   $1,382.38   $2,935.98   $  908.60   $1,485.71   $1,989.26   $2,935.98
with EBB Rider.....................  $  894.13   $  763.71   $1,305.43   $2,783.64   $  894.13   $1,442.50   $1,916.91   $2,783.64
with IPP & EBB Riders..............  $  937.55   $  902.97   $1,537.74   $3,247.52   $  937.55   $1,572.54   $2,135.36   $3,247.52

MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $  889.15   $  747.77   $1,278.87   $2,730.77   $  889.15   $1,427.61   $1,891.93   $2,730.77
with IPP Rider.....................  $  932.47   $  885.98   $1,508.19   $3,182.20   $  932.47   $1,556.67   $2,107.56   $3,182.20
with EBB Rider.....................  $  918.03   $  840.05   $1,432.24   $3,033.96   $  918.03   $1,513.78   $2,036.14   $3,033.96
with IPP & EBB Riders..............  $  961.34   $  978.25   $1,661.55   $3,485.38   $  961.34   $1,642.83   $2,251.77   $3,485.38

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  924.64   $  861.08   $1,467.06   $3,102.07   $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.....................  $  967.79   $  997.73   $1,691.99   $3,535.60   $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.....................  $  953.41   $  952.33   $1,617.49   $3,393.24   $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB Riders..............  $  996.56   $1,088.96   $1,842.44   $3,826.79   $  996.56   $1,746.21   $2,421.84   $3,826.79

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.....................  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB Riders..............  $353.53   $1,077.03   $1,823.01   $3,790.46
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $242.96   $  747.77   $1,278.87   $2,730.77
with IPP Rider.....................  $289.18   $  885.98   $1,508.19   $3,182.20
with EBB Rider.....................  $273.78   $  840.05   $1,432.24   $3,033.96
with IPP & EBB Riders..............  $320.00   $  978.25   $1,661.55   $3,485.38
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders.................  $253.19   $  778.48   $1,330.02   $2,832.46
with IPP Rider.....................  $299.37   $  916.26   $1,558.15   $3,278.99
with EBB Rider.....................  $283.98   $  870.47   $1,482.58   $3,132.38
with IPP & EBB Riders..............  $330.16   $1,008.26   $1,710.71   $3,578.90
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $217.38   $  670.72   $1,150.06   $2,472.08
with IPP Rider.....................  $263.72   $  809.99   $1,382.38   $2,935.98
with EBB Rider.....................  $248.27   $  763.71   $1,305.43   $2,783.64
with IPP & EBB Riders..............  $294.61   $  902.97   $1,537.74   $3,247.52
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $242.96   $  747.77   $1,278.87   $2,730.77
with IPP Rider.....................  $289.18   $  885.98   $1,508.19   $3,182.20
with EBB Rider.....................  $273.78   $  840.05   $1,432.24   $3,033.96
with IPP & EBB Riders..............  $320.00   $  978.25   $1,661.55   $3,485.38
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.....................  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.....................  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB Riders..............  $357.59   $1,088.96   $1,842.44   $3,826.79

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $  900.66   $  784.61   $1,340.22   $2,852.69   $  900.66   $1,462.01   $1,949.62   $2,852.69
with IPP Rider.....................  $  943.92   $  922.30   $1,568.12   $3,298.25   $  943.92   $1,590.59   $2,163.91   $3,298.25
with EBB Rider.....................  $  929.50   $  876.55   $1,492.63   $3,151.94   $  929.50   $1,547.86   $2,092.93   $3,151.94
with IPP & EBB Riders..............  $  972.76   $1,014.24   $1,720.52   $3,597.48   $  972.76   $1,676.44   $2,307.21   $3,597.48

MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.................  $  931.35   $  882.42   $1,502.32   $3,170.78   $  931.35   $1,553.34   $2,102.04   $3,170.78
with IPP Rider.....................  $  974.47   $1,018.77   $1,726.45   $3,601.00   $  974.47   $1,680.67   $2,312.77   $3,601.00
with EBB Rider.....................  $  960.10   $  973.46   $1,652.20   $3,459.73   $  960.10   $1,638.35   $2,242.97   $3,459.73
with IPP & EBB Riders..............  $1,003.22   $1,109.81   $1,876.32   $3,889.94   $1,003.22   $1,765.67   $2,453.70   $3,889.94

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  906.41   $  803.00   $1,370.77   $2,913.09   $  906.41   $1,479.19   $1,978.35   $2,913.09
with IPP Rider.....................  $  949.65   $  940.44   $1,597.95   $3,355.73   $  949.65   $1,607.52   $2,191.96   $3,355.73
with EBB Rider.....................  $  935.24   $  894.77   $1,522.71   $3,210.39   $  935.24   $1,564.87   $2,121.21   $3,210.39
with IPP & EBB Riders..............  $  978.47   $1,032.21   $1,749.90   $3,653.04   $  978.47   $1,693.22   $2,334.83   $3,653.04

MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $  893.95   $  763.15   $1,304.48   $2,781.77   $  893.95   $1,441.97   $1,916.02   $2,781.77
with IPP Rider.....................  $  937.24   $  901.13   $1,533.20   $3,230.71   $  937.24   $1,570.82   $2,131.07   $3,230.71
with EBB Rider.....................  $  922.81   $  855.28   $1,457.44   $3,083.28   $  922.81   $1,528.00   $2,059.84   $3,083.28
with IPP & EBB Riders..............  $  966.11   $  993.26   $1,686.16   $3,532.27   $  966.11   $1,656.85   $2,274.91   $3,532.27

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  933.27   $  888.52   $1,512.39   $3,190.34   $  933.27   $1,559.04   $2,111.51   $3,190.34
with IPP Rider.....................  $  976.38   $1,024.77   $1,736.25   $3,619.60   $  976.38   $1,686.27   $2,322.00   $3,619.60
with EBB Rider.....................  $  962.01   $  979.49   $1,662.11   $3,478.65   $  962.01   $1,643.99   $2,252.28   $3,478.65
with IPP & EBB Riders..............  $1,005.12   $1,115.75   $1,885.99   $3,907.93   $1,005.12   $1,771.23   $2,462.79   $3,907.93

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $  892.99   $  760.07   $1,299.36   $2,771.57   $  892.99   $1,439.09   $1,911.20   $2,771.57
with IPP Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,126.38   $3,221.04
with EBB Rider.....................  $  921.85   $  852.23   $1,452.40   $3,073.44   $  921.85   $1,525.16   $2,055.11   $3,073.44
with IPP & EBB Riders..............  $  965.15   $  990.27   $1,681.25   $3,522.91   $  965.15   $1,654.05   $2,270.29   $3,522.91

MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders.................  $  928.48   $  873.28   $1,487.23   $3,141.41   $  928.48   $1,544.81   $2,087.85   $3,141.41
with IPP Rider.....................  $  971.61   $1,009.76   $1,711.70   $3,573.03   $  971.61   $1,672.25   $2,298.91   $3,573.03
with EBB Rider.....................  $  957.23   $  964.41   $1,637.34   $3,431.30   $  957.23   $1,629.91   $2,229.00   $3,431.30
with IPP & EBB Riders..............  $1,000.37   $1,100.88   $1,861.82   $3,862.94   $1,000.37   $1,757.33   $2,440.06   $3,862.94

MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders.................  $  917.92   $  839.71   $1,431.67   $3,032.87   $  917.92   $1,513.46   $2,035.61   $3,032.87
with IPP Rider.....................  $  961.11   $  976.65   $1,657.44   $3,469.72   $  961.11   $1,641.34   $2,247.89   $3,469.72
with EBB Rider.....................  $  946.71   $  931.14   $1,582.65   $3,326.28   $  946.71   $1,598.83   $2,177.57   $3,326.28
with IPP & EBB Riders..............  $  989.90   $1,068.07   $1,808.41   $3,763.14   $  989.90   $1,726.70   $2,389.85   $3,763.14

MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.................  $  927.51   $  870.22   $1,482.17   $3,131.58   $  927.51   $1,541.96   $2,083.10   $3,131.58
with IPP Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,294.28   $3,563.68
with EBB Rider.....................  $  956.27   $  961.38   $1,632.38   $3,421.80   $  956.27   $1,627.08   $2,224.33   $3,421.80
with IPP & EBB Riders..............  $  999.41   $1,097.89   $1,856.96   $3,853.90   $  999.41   $1,754.55   $2,435.49   $3,853.90

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $255.24   $  784.61   $1,340.22   $2,852.69
with IPP Rider.....................  $301.41   $  922.30   $1,568.12   $3,298.25
with EBB Rider.....................  $286.02   $  876.55   $1,492.63   $3,151.94
with IPP & EBB Riders..............  $332.19   $1,014.24   $1,720.52   $3,597.48
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.................  $287.99   $  882.42   $1,502.32   $3,170.78
with IPP Rider.....................  $334.01   $1,018.77   $1,726.45   $3,601.00
with EBB Rider.....................  $318.67   $  973.46   $1,652.20   $3,459.73
with IPP & EBB Riders..............  $364.70   $1,109.81   $1,876.32   $3,889.94
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $261.38   $  803.00   $1,370.77   $2,913.09
with IPP Rider.....................  $307.52   $  940.44   $1,597.95   $3,355.73
with EBB Rider.....................  $292.14   $  894.77   $1,522.71   $3,210.39
with IPP & EBB Riders..............  $338.29   $1,032.21   $1,749.90   $3,653.04
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $248.08   $  763.15   $1,304.48   $2,781.77
with IPP Rider.....................  $294.28   $  901.13   $1,533.20   $3,230.71
with EBB Rider.....................  $278.88   $  855.28   $1,457.44   $3,083.28
with IPP & EBB Riders..............  $325.09   $  993.26   $1,686.16   $3,532.27
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $290.04   $  888.52   $1,512.39   $3,190.34
with IPP Rider.....................  $336.05   $1,024.77   $1,736.25   $3,619.60
with EBB Rider.....................  $320.71   $  979.49   $1,662.11   $3,478.65
with IPP & EBB Riders..............  $366.73   $1,115.75   $1,885.99   $3,907.93
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $247.05   $  760.07   $1,299.36   $2,771.57
with IPP Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
with EBB Rider.....................  $277.86   $  852.23   $1,452.40   $3,073.44
with IPP & EBB Riders..............  $324.07   $  990.27   $1,681.25   $3,522.91
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders.................  $284.93   $  873.28   $1,487.23   $3,141.41
with IPP Rider.....................  $330.96   $1,009.76   $1,711.70   $3,573.03
with EBB Rider.....................  $315.62   $  964.41   $1,637.34   $3,431.30
with IPP & EBB Riders..............  $361.65   $1,100.88   $1,861.82   $3,862.94
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders.................  $273.66   $  839.71   $1,431.67   $3,032.87
with IPP Rider.....................  $319.75   $  976.65   $1,657.44   $3,469.72
with EBB Rider.....................  $304.39   $  931.14   $1,582.65   $3,326.28
with IPP & EBB Riders..............  $350.48   $1,068.07   $1,808.41   $3,763.14
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.................  $283.90   $  870.22   $1,482.17   $3,131.58
with IPP Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
with EBB Rider.....................  $314.59   $  961.38   $1,632.38   $3,421.80
with IPP & EBB Riders..............  $360.63   $1,097.89   $1,856.96   $3,853.90

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders.................  $  916.00   $  833.60   $1,421.54   $3,013.00   $  916.00   $1,507.76   $2,026.08   $3,013.00
with IPP Rider.....................  $  959.20   $  970.62   $1,647.54   $3,450.82   $  959.20   $1,635.70   $2,238.59   $3,450.82
with EBB Rider.....................  $  944.80   $  925.08   $1,572.69   $3,307.08   $  944.80   $1,593.18   $2,168.21   $3,307.08
with IPP & EBB Riders..............  $  987.99   $1,062.10   $1,798.69   $3,744.90   $  987.99   $1,721.13   $2,380.71   $3,744.90

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $  929.43   $  876.32   $1,492.25   $3,151.21   $  929.43   $1,547.65   $2,092.57   $3,151.21
with IPP Rider.....................  $  972.56   $1,012.76   $1,716.61   $3,582.36   $  972.56   $1,675.05   $2,303.53   $3,582.36
with EBB Rider.....................  $  958.18   $  967.41   $1,642.29   $3,440.79   $  958.18   $1,632.71   $2,233.65   $3,440.79
with IPP & EBB Riders..............  $1,001.32   $1,103.86   $1,866.66   $3,871.95   $1,001.32   $1,760.12   $2,444.61   $3,871.95

MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders.................  $  917.92   $  839.71   $1,431.67   $3,032.87   $  917.92   $1,513.46   $2,035.61   $3,032.87
with IPP Rider.....................  $  961.11   $  976.65   $1,657.44   $3,469.72   $  961.11   $1,641.34   $2,247.89   $3,469.72
with EBB Rider.....................  $  946.71   $  931.14   $1,582.65   $3,326.28   $  946.71   $1,598.83   $2,177.57   $3,326.28
with IPP & EBB Riders..............  $  989.90   $1,068.07   $1,808.41   $3,763.14   $  989.90   $1,726.70   $2,389.85   $3,763.14

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $  914.09   $  827.49   $1,411.41   $2,993.10   $  914.09   $1,502.05   $2,016.56   $2,993.10
with IPP Rider.....................  $  957.29   $  964.59   $1,637.66   $3,431.90   $  957.29   $1,630.08   $2,229.29   $3,431.90
with EBB Rider.....................  $  942.89   $  919.03   $1,562.70   $3,287.80   $  942.89   $1,587.53   $2,158.82   $3,287.80
with IPP & EBB Riders..............  $  986.09   $1,056.13   $1,788.94   $3,726.59   $  986.09   $1,715.55   $2,371.54   $3,726.59

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  915.05   $  830.55   $1,416.48   $3,003.05   $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.....................  $  943.85   $  922.07   $1,567.71   $3,297.46   $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB Riders..............  $  987.04   $1,059.13   $1,793.83   $3,735.76   $  987.04   $1,718.35   $2,376.13   $3,735.76

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  918.89   $  842.77   $1,436.73   $3,042.80   $  918.89   $1,516.32   $2,040.37   $3,042.80
with IPP Rider.....................  $  962.07   $  979.66   $1,662.37   $3,479.15   $  962.07   $1,644.14   $2,252.53   $3,479.15
with EBB Rider.....................  $  947.67   $  934.18   $1,587.65   $3,335.88   $  947.67   $1,601.67   $2,182.27   $3,335.88
with IPP & EBB Riders..............  $  990.85   $1,071.07   $1,813.30   $3,772.27   $  990.85   $1,729.51   $2,394.44   $3,772.27

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $  872.85   $  695.43   $1,191.43   $2,555.55   $  872.85   $1,378.73   $1,809.71   $2,555.55
with IPP Rider.....................  $  916.24   $  834.35   $1,422.79   $3,015.43   $  916.24   $1,508.45   $2,027.26   $3,015.43
with EBB Rider.....................  $  901.78   $  788.18   $1,346.16   $2,864.42   $  901.78   $1,465.35   $1,955.20   $2,864.42
with IPP & EBB Riders..............  $  945.17   $  927.10   $1,577.50   $3,324.27   $  945.17   $1,595.07   $2,172.74   $3,324.27

MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.................  $  933.27   $  888.52   $1,512.39   $3,190.34   $  933.27   $1,559.04   $2,111.51   $3,190.34
with IPP Rider.....................  $  976.38   $1,024.77   $1,736.25   $3,619.60   $  976.38   $1,686.27   $2,322.00   $3,619.60
with EBB Rider.....................  $  962.01   $  979.49   $1,662.11   $3,478.65   $  962.01   $1,643.99   $2,252.28   $3,478.65
with IPP & EBB Riders..............  $1,005.12   $1,115.75   $1,885.99   $3,907.93   $1,005.12   $1,771.23   $2,462.79   $3,907.93

MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $  895.87   $  769.28   $1,314.69   $2,802.06   $  895.87   $1,447.69   $1,925.62   $2,802.06
with IPP Rider.....................  $  939.15   $  907.18   $1,543.18   $3,250.05   $  939.15   $1,576.47   $2,140.46   $3,250.05
with EBB Rider.....................  $  924.73   $  861.36   $1,467.50   $3,102.96   $  924.73   $1,533.68   $2,069.30   $3,102.96
with IPP & EBB Riders..............  $  968.01   $  999.26   $1,695.98   $3,550.93   $  968.01   $1,662.44   $2,284.14   $3,550.93

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders.................  $271.62   $  833.60   $1,421.54   $3,013.00
with IPP Rider.....................  $317.71   $  970.62   $1,647.54   $3,450.82
with EBB Rider.....................  $302.35   $  925.08   $1,572.69   $3,307.08
with IPP & EBB Riders..............  $348.44   $1,062.10   $1,798.69   $3,744.90
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $285.94   $  876.32   $1,492.25   $3,151.21
with IPP Rider.....................  $331.98   $1,012.76   $1,716.61   $3,582.36
with EBB Rider.....................  $316.63   $  967.41   $1,642.29   $3,440.79
with IPP & EBB Riders..............  $362.66   $1,103.86   $1,866.66   $3,871.95
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders.................  $273.66   $  839.71   $1,431.67   $3,032.87
with IPP Rider.....................  $319.75   $  976.65   $1,657.44   $3,469.72
with EBB Rider.....................  $304.39   $  931.14   $1,582.65   $3,326.28
with IPP & EBB Riders..............  $350.48   $1,068.07   $1,808.41   $3,763.14
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $269.57   $  827.49   $1,411.41   $2,993.10
with IPP Rider.....................  $315.67   $  964.59   $1,637.66   $3,431.90
with EBB Rider.....................  $300.31   $  919.03   $1,562.70   $3,287.80
with IPP & EBB Riders..............  $346.41   $1,056.13   $1,788.94   $3,726.59
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.....................  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB Riders..............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $274.69   $  842.77   $1,436.73   $3,042.80
with IPP Rider.....................  $320.77   $  979.66   $1,662.37   $3,479.15
with EBB Rider.....................  $305.41   $  934.18   $1,587.65   $3,335.88
with IPP & EBB Riders..............  $351.50   $1,071.07   $1,813.30   $3,772.27
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $225.56   $  695.43   $1,191.43   $2,555.55
with IPP Rider.....................  $271.87   $  834.35   $1,422.79   $3,015.43
with EBB Rider.....................  $256.43   $  788.18   $1,346.16   $2,864.42
with IPP & EBB Riders..............  $302.74   $  927.10   $1,577.50   $3,324.27
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.................  $290.04   $  888.52   $1,512.39   $3,190.34
with IPP Rider.....................  $336.05   $1,024.77   $1,736.25   $3,619.60
with EBB Rider.....................  $320.71   $  979.49   $1,662.11   $3,478.65
with IPP & EBB Riders..............  $366.73   $1,115.75   $1,885.99   $3,907.93
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $250.13   $  769.28   $1,314.69   $2,802.06
with IPP Rider.....................  $296.32   $  907.18   $1,543.18   $3,250.05
with EBB Rider.....................  $280.92   $  861.36   $1,467.50   $3,102.96
with IPP & EBB Riders..............  $327.12   $  999.26   $1,695.98   $3,550.93

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $  899.71   $  781.55   $1,335.12   $2,842.58   $  899.71   $1,459.15   $1,944.82   $2,842.58
with IPP Rider.....................  $  942.97   $  919.28   $1,563.12   $3,288.61   $  942.97   $1,587.77   $2,159.21   $3,288.61
with EBB Rider.....................  $  928.55   $  873.52   $1,487.61   $3,142.17   $  928.55   $1,545.03   $2,088.21   $3,142.17
with IPP & EBB Riders..............  $  971.82   $1,011.26   $1,715.63   $3,588.20   $  971.82   $1,673.65   $2,302.61   $3,588.20

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $  928.48   $  873.28   $1,487.23   $3,141.41   $  928.48   $1,544.81   $2,087.85   $3,141.41
with IPP Rider.....................  $  971.61   $1,009.76   $1,711.70   $3,573.03   $  971.61   $1,672.25   $2,298.91   $3,573.03
with EBB Rider.....................  $  957.23   $  964.41   $1,637.34   $3,431.30   $  957.23   $1,629.91   $2,229.00   $3,431.30
with IPP & EBB Riders..............  $1,000.37   $1,100.88   $1,861.82   $3,862.94   $1,000.37   $1,757.33   $2,440.06   $3,862.94

CVS CALVERT SOCIAL BALANCED
  PORTFOLIO
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  926.56   $  867.18   $1,477.14   $3,121.75   $  926.56   $1,539.12   $2,078.36   $3,121.75
with IPP Rider.....................  $  969.70   $1,003.74   $1,701.85   $3,554.34   $  969.70   $1,666.63   $2,289.65   $3,554.34
with EBB Rider.....................  $  955.32   $  958.36   $1,627.42   $3,412.30   $  955.32   $1,624.26   $2,219.66   $3,412.30
with IPP & EBB Riders..............  $  998.47   $1,094.92   $1,852.13   $3,844.86   $  998.47   $1,751.77   $2,430.95   $3,844.86

DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders.................  $  922.72   $  854.98   $1,456.96   $3,082.35   $  922.72   $1,527.72   $2,059.39   $3,082.35
with IPP Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,271.10   $3,516.82
with EBB Rider.....................  $  951.50   $  946.27   $1,607.55   $3,374.16   $  951.50   $1,612.97   $2,200.98   $3,374.16
with IPP & EBB Riders..............  $  994.66   $1,083.00   $1,832.72   $3,808.64   $  994.66   $1,740.64   $2,412.70   $3,808.64

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

FIDELITY(R) VIP EQUITY
  INCOME--SERVICE CLASS 2
without any Riders.................  $  893.95   $  763.15   $1,304.48   $2,781.77   $  893.95   $1,441.97   $1,916.02   $2,781.77
with IPP Rider.....................  $  937.24   $  901.13   $1,533.20   $3,230.71   $  937.24   $1,570.82   $2,131.07   $3,230.71
with EBB Rider.....................  $  922.81   $  855.28   $1,457.44   $3,083.28   $  922.81   $1,528.00   $2,059.84   $3,083.28
with IPP & EBB Riders..............  $  966.11   $  993.26   $1,686.16   $3,532.27   $  966.11   $1,656.85   $2,274.91   $3,532.27

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  904.50   $  796.87   $1,360.60   $2,893.01   $  904.50   $1,473.46   $1,968.79   $2,893.01
with IPP Rider.....................  $  947.74   $  934.40   $1,588.02   $3,336.61   $  947.74   $1,601.89   $2,182.62   $3,336.61
with EBB Rider.....................  $  933.33   $  888.70   $1,512.70   $3,190.96   $  933.33   $1,559.21   $2,111.81   $3,190.96
with IPP & EBB Riders..............  $  976.57   $1,026.22   $1,740.11   $3,634.55   $  976.57   $1,687.63   $2,325.63   $3,634.55

JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders.................  $  894.91   $  766.20   $1,309.58   $2,791.91   $  894.91   $1,444.82   $1,920.81   $2,791.91
with IPP Rider.....................  $  938.19   $  904.15   $1,538.19   $3,240.39   $  938.19   $1,573.64   $2,135.77   $3,240.39
with EBB Rider.....................  $  923.76   $  858.31   $1,462.46   $3,093.11   $  923.76   $1,530.83   $2,064.56   $3,093.11
with IPP & EBB Riders..............  $  967.05   $  996.25   $1,691.07   $3,541.60   $  967.05   $1,659.64   $2,279.52   $3,541.60

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $254.22   $  781.55   $1,335.12   $2,842.58
with IPP Rider.....................  $300.40   $  919.28   $1,563.12   $3,288.61
with EBB Rider.....................  $285.01   $  873.52   $1,487.61   $3,142.17
with IPP & EBB Riders..............  $331.18   $1,011.26   $1,715.63   $3,588.20
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $284.93   $  873.28   $1,487.23   $3,141.41
with IPP Rider.....................  $330.96   $1,009.76   $1,711.70   $3,573.03
with EBB Rider.....................  $315.62   $  964.41   $1,637.34   $3,431.30
with IPP & EBB Riders..............  $361.65   $1,100.88   $1,861.82   $3,862.94
CVS CALVERT SOCIAL BALANCED
  PORTFOLIO
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $282.88   $  867.18   $1,477.14   $3,121.75
with IPP Rider.....................  $328.92   $1,003.74   $1,701.85   $3,554.34
with EBB Rider.....................  $313.58   $  958.36   $1,627.42   $3,412.30
with IPP & EBB Riders..............  $359.62   $1,094.92   $1,852.13   $3,844.86
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders.................  $278.78   $  854.98   $1,456.96   $3,082.35
with IPP Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
with EBB Rider.....................  $309.49   $  946.27   $1,607.55   $3,374.16
with IPP & EBB Riders..............  $355.56   $1,083.00   $1,832.72   $3,808.64
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
FIDELITY(R) VIP EQUITY
  INCOME--SERVICE CLASS 2
without any Riders.................  $248.08   $  763.15   $1,304.48   $2,781.77
with IPP Rider.....................  $294.28   $  901.13   $1,533.20   $3,230.71
with EBB Rider.....................  $278.88   $  855.28   $1,457.44   $3,083.28
with IPP & EBB Riders..............  $325.09   $  993.26   $1,686.16   $3,532.27
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $259.33   $  796.87   $1,360.60   $2,893.01
with IPP Rider.....................  $305.49   $  934.40   $1,588.02   $3,336.61
with EBB Rider.....................  $290.10   $  888.70   $1,512.70   $3,190.96
with IPP & EBB Riders..............  $336.25   $1,026.22   $1,740.11   $3,634.55
JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders.................  $249.10   $  766.20   $1,309.58   $2,791.91
with IPP Rider.....................  $295.30   $  904.15   $1,538.19   $3,240.39
with EBB Rider.....................  $279.90   $  858.31   $1,462.46   $3,093.11
with IPP & EBB Riders..............  $326.10   $  996.25   $1,691.07   $3,541.60

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $  901.62   $  787.69   $1,345.33   $2,862.79   $  901.62   $1,464.89   $1,954.42   $2,862.79
with IPP Rider.....................  $  944.88   $  925.34   $1,573.10   $3,307.86   $  944.88   $1,593.42   $2,168.59   $3,307.86
with EBB Rider.....................  $  930.46   $  879.59   $1,497.64   $3,161.70   $  930.46   $1,550.70   $2,097.64   $3,161.70
with IPP & EBB Riders..............  $  973.72   $1,017.24   $1,725.42   $3,606.78   $  973.72   $1,679.24   $2,311.82   $3,606.78

MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.................  $  921.76   $  851.92   $1,451.90   $3,072.47   $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.....................  $  964.92   $  988.69   $1,677.19   $3,507.42   $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.....................  $  950.54   $  943.25   $1,602.58   $3,364.63   $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB Riders..............  $  993.70   $1,080.01   $1,827.87   $3,799.56   $  993.70   $1,737.85   $2,408.14   $3,799.56

MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $  924.64   $  861.08   $1,467.06   $3,102.07   $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.....................  $  967.79   $  997.73   $1,691.99   $3,535.60   $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.....................  $  953.41   $  952.33   $1,617.49   $3,393.24   $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB Riders..............  $  996.56   $1,088.96   $1,842.44   $3,826.79   $  996.56   $1,746.21   $2,421.84   $3,826.79

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  921.76   $  851.92   $1,451.90   $3,072.47   $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.....................  $  964.92   $  988.69   $1,677.19   $3,507.42   $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.....................  $  950.54   $  943.25   $1,602.58   $3,364.63   $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB Riders..............  $  993.70   $1,080.01   $1,827.87   $3,799.56   $  993.70   $1,737.85   $2,408.14   $3,799.56

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $  926.56   $  867.18   $1,477.14   $3,121.75   $  926.56   $1,539.12   $2,078.36   $3,121.75
with IPP Rider.....................  $  969.70   $1,003.74   $1,701.85   $3,554.34   $  969.70   $1,666.63   $2,289.65   $3,554.34
with EBB Rider.....................  $  955.32   $  958.36   $1,627.42   $3,412.30   $  955.32   $1,624.26   $2,219.66   $3,412.30
with IPP & EBB Riders..............  $  998.47   $1,094.92   $1,852.13   $3,844.86   $  998.47   $1,751.77   $2,430.95   $3,844.86

ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders.................  $  940.94   $  912.85   $1,552.52   $3,268.13   $  940.94   $1,581.76   $2,149.25   $3,268.13
with IPP Rider.....................  $  984.02   $1,048.78   $1,775.48   $3,693.64   $  984.02   $1,708.68   $2,358.88   $3,693.64
with EBB Rider.....................  $  969.66   $1,003.61   $1,701.64   $3,553.94   $  969.66   $1,666.51   $2,289.45   $3,553.94
with IPP & EBB Riders..............  $1,012.74   $1,139.54   $1,924.59   $3,979.44   $1,012.74   $1,793.44   $2,499.07   $3,979.44

ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders.................  $  918.89   $  842.77   $1,436.73   $3,042.80   $  918.89   $1,516.32   $2,040.37   $3,042.80
with IPP Rider.....................  $  962.07   $  979.66   $1,662.37   $3,479.15   $  962.07   $1,644.14   $2,252.53   $3,479.15
with EBB Rider.....................  $  947.67   $  934.18   $1,587.65   $3,335.88   $  947.67   $1,601.67   $2,182.27   $3,335.88
with IPP & EBB Riders..............  $  990.85   $1,071.07   $1,813.30   $3,772.27   $  990.85   $1,729.51   $2,394.44   $3,772.27

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $  920.80   $  848.88   $1,446.86   $3,062.59   $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.....................  $  949.58   $  940.23   $1,597.60   $3,355.05   $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB Riders..............  $  992.76   $1,077.03   $1,823.01   $3,790.46   $  992.76   $1,735.07   $2,403.57   $3,790.46

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  923.68   $  858.02   $1,461.99   $3,092.22   $  923.68   $1,530.56   $2,064.12   $3,092.22
with IPP Rider.....................  $  966.83   $  994.72   $1,687.07   $3,526.22   $  966.83   $1,658.20   $2,275.75   $3,526.22
with EBB Rider.....................  $  952.45   $  949.29   $1,612.51   $3,383.71   $  952.45   $1,615.79   $2,205.65   $3,383.71
with IPP & EBB Riders..............  $  995.61   $1,085.97   $1,837.57   $3,817.71   $  995.61   $1,743.41   $2,417.26   $3,817.71

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $256.27   $  787.69   $1,345.33   $2,862.79
with IPP Rider.....................  $302.43   $  925.34   $1,573.10   $3,307.86
with EBB Rider.....................  $287.05   $  879.59   $1,497.64   $3,161.70
with IPP & EBB Riders..............  $333.21   $1,017.24   $1,725.42   $3,606.78
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.................  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.....................  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.....................  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB Riders..............  $354.54   $1,080.01   $1,827.87   $3,799.56
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.....................  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.....................  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB Riders..............  $357.59   $1,088.96   $1,842.44   $3,826.79
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.....................  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.....................  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB Riders..............  $354.54   $1,080.01   $1,827.87   $3,799.56
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $282.88   $  867.18   $1,477.14   $3,121.75
with IPP Rider.....................  $328.92   $1,003.74   $1,701.85   $3,554.34
with EBB Rider.....................  $313.58   $  958.36   $1,627.42   $3,412.30
with IPP & EBB Riders..............  $359.62   $1,094.92   $1,852.13   $3,844.86
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders.................  $298.23   $  912.85   $1,552.52   $3,268.13
with IPP Rider.....................  $344.20   $1,048.78   $1,775.48   $3,693.64
with EBB Rider.....................  $328.88   $1,003.61   $1,701.64   $3,553.94
with IPP & EBB Riders..............  $374.85   $1,139.54   $1,924.59   $3,979.44
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders.................  $274.69   $  842.77   $1,436.73   $3,042.80
with IPP Rider.....................  $320.77   $  979.66   $1,662.37   $3,479.15
with EBB Rider.....................  $305.41   $  934.18   $1,587.65   $3,335.88
with IPP & EBB Riders..............  $351.50   $1,071.07   $1,813.30   $3,772.27
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.....................  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB Riders..............  $353.53   $1,077.03   $1,823.01   $3,790.46
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $279.80   $  858.02   $1,461.99   $3,092.22
with IPP Rider.....................  $325.86   $  994.72   $1,687.07   $3,526.22
with EBB Rider.....................  $310.51   $  949.29   $1,612.51   $3,383.71
with IPP & EBB Riders..............  $356.57   $1,085.97   $1,837.57   $3,817.71

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $1,005.19   $1,115.12   $1,883.50   $3,895.83   $1,005.19   $1,770.63   $2,460.43   $3,895.83
with IPP Rider.....................  $1,047.98   $1,248.27   $2,098.76   $4,290.98   $1,047.98   $1,894.95   $2,662.81   $4,290.98
with EBB Rider.....................  $1,033.72   $1,204.03   $2,027.46   $4,161.26   $1,033.72   $1,853.65   $2,595.78   $4,161.26
with IPP & EBB Riders..............  $1,076.51   $1,337.16   $2,242.70   $4,556.39   $1,076.51   $1,977.96   $2,798.14   $4,556.39

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $  922.72   $  854.98   $1,456.96   $3,082.35   $  922.72   $1,527.72   $2,059.39   $3,082.35
with IPP Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,271.10   $3,516.82
with EBB Rider.....................  $  951.50   $  946.27   $1,607.55   $3,374.16   $  951.50   $1,612.97   $2,200.98   $3,374.16
with IPP & EBB Riders..............  $  994.66   $1,083.00   $1,832.72   $3,808.64   $  994.66   $1,740.64   $2,412.70   $3,808.64

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $366.80   $1,115.12   $1,883.50   $3,895.83
with IPP Rider.....................  $412.47   $1,248.27   $2,098.76   $4,290.98
with EBB Rider.....................  $397.25   $1,204.03   $2,027.46   $4,161.26
with IPP & EBB Riders..............  $442.92   $1,337.16   $2,242.70   $4,556.39
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $278.78   $  854.98   $1,456.96   $3,082.35
with IPP Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
with EBB Rider.....................  $309.49   $  946.27   $1,607.55   $3,374.16
with IPP & EBB Riders..............  $355.56   $1,083.00   $1,832.72   $3,808.64

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  920.80   $  848.88   $1,446.86   $3,062.59   $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.....................  $  949.58   $  940.23   $1,597.60   $3,355.05   $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB Riders..............  $  992.76   $1,077.03   $1,823.01   $3,790.46   $  992.76   $1,735.07   $2,403.57   $3,790.46

MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $  865.18   $  670.72   $1,150.06   $2,472.08   $  865.18   $1,355.66   $1,770.80   $2,472.08
with IPP Rider.....................  $  908.60   $  809.99   $1,382.38   $2,935.98   $  908.60   $1,485.71   $1,989.26   $2,935.98
with EBB Rider.....................  $  894.13   $  763.71   $1,305.43   $2,783.64   $  894.13   $1,442.50   $1,916.91   $2,783.64
with IPP & EBB Riders..............  $  937.55   $  902.97   $1,537.74   $3,247.52   $  937.55   $1,572.54   $2,135.36   $3,247.52

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.................  $  874.77   $  701.59   $1,201.74   $2,576.31   $  874.77   $1,384.49   $1,819.40   $2,576.31
with IPP Rider.....................  $  918.15   $  840.43   $1,432.85   $3,035.18   $  918.15   $1,514.13   $2,036.72   $3,035.18
with EBB Rider.....................  $  903.69   $  794.30   $1,356.31   $2,884.51   $  903.69   $1,471.06   $1,964.75   $2,884.51
with IPP & EBB Riders..............  $  947.07   $  933.13   $1,587.42   $3,343.37   $  947.07   $1,600.70   $2,182.07   $3,343.37

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  865.18   $  670.72   $1,150.06   $2,472.08   $  865.18   $1,355.66   $1,770.80   $2,472.08
with IPP Rider.....................  $  908.60   $  809.99   $1,382.38   $2,935.98   $  908.60   $1,485.71   $1,989.26   $2,935.98
with EBB Rider.....................  $  894.13   $  763.71   $1,305.43   $2,783.64   $  894.13   $1,442.50   $1,916.91   $2,783.64
with IPP & EBB Riders..............  $  937.55   $  902.97   $1,537.74   $3,247.52   $  937.55   $1,572.54   $2,135.36   $3,247.52

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $  865.18   $  670.72   $1,150.06   $2,472.08   $  865.18   $1,355.66   $1,770.80   $2,472.08
with IPP Rider.....................  $  908.60   $  809.99   $1,382.38   $2,935.98   $  908.60   $1,485.71   $1,989.26   $2,935.98
with EBB Rider.....................  $  894.13   $  763.71   $1,305.43   $2,783.64   $  894.13   $1,442.50   $1,916.91   $2,783.64
with IPP & EBB Riders..............  $  937.55   $  902.97   $1,537.74   $3,247.52   $  937.55   $1,572.54   $2,135.36   $3,247.52

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  924.64   $  861.08   $1,467.06   $3,102.07   $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.....................  $  967.79   $  997.73   $1,691.99   $3,535.60   $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.....................  $  953.41   $  952.33   $1,617.49   $3,393.24   $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB Riders..............  $  996.56   $1,088.96   $1,842.44   $3,826.79   $  996.56   $1,746.21   $2,421.84   $3,826.79

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $  876.69   $  707.76   $1,212.06   $2,597.07   $  876.69   $1,390.25   $1,829.11   $2,597.07
with IPP Rider.....................  $  920.06   $  846.50   $1,442.92   $3,054.91   $  920.06   $1,519.81   $2,046.19   $3,054.91
with EBB Rider.....................  $  905.60   $  800.41   $1,366.47   $2,904.58   $  905.60   $1,476.77   $1,974.31   $2,904.58
with IPP & EBB Riders..............  $  948.97   $  939.15   $1,597.33   $3,362.44   $  948.97   $1,606.32   $2,191.38   $3,362.44

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.................  $  907.38   $  806.06   $1,375.86   $2,923.13   $  907.38   $1,482.04   $1,983.13   $2,923.13
with IPP Rider.....................  $  950.61   $  943.46   $1,602.92   $3,365.30   $  950.61   $1,610.34   $2,196.64   $3,365.30
with EBB Rider.....................  $  936.20   $  897.81   $1,527.72   $3,220.10   $  936.20   $1,567.71   $2,125.93   $3,220.10
with IPP & EBB Riders..............  $  979.43   $1,035.20   $1,754.78   $3,662.28   $  979.43   $1,696.01   $2,339.42   $3,662.28

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.....................  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB Riders..............  $353.53   $1,077.03   $1,823.01   $3,790.46
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $217.38   $  670.72   $1,150.06   $2,472.08
with IPP Rider.....................  $263.72   $  809.99   $1,382.38   $2,935.98
with EBB Rider.....................  $248.27   $  763.71   $1,305.43   $2,783.64
with IPP & EBB Riders..............  $294.61   $  902.97   $1,537.74   $3,247.52
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.................  $227.61   $  701.59   $1,201.74   $2,576.31
with IPP Rider.....................  $273.91   $  840.43   $1,432.85   $3,035.18
with EBB Rider.....................  $258.48   $  794.30   $1,356.31   $2,884.51
with IPP & EBB Riders..............  $304.77   $  933.13   $1,587.42   $3,343.37
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $217.38   $  670.72   $1,150.06   $2,472.08
with IPP Rider.....................  $263.72   $  809.99   $1,382.38   $2,935.98
with EBB Rider.....................  $248.27   $  763.71   $1,305.43   $2,783.64
with IPP & EBB Riders..............  $294.61   $  902.97   $1,537.74   $3,247.52
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $217.38   $  670.72   $1,150.06   $2,472.08
with IPP Rider.....................  $263.72   $  809.99   $1,382.38   $2,935.98
with EBB Rider.....................  $248.27   $  763.71   $1,305.43   $2,783.64
with IPP & EBB Riders..............  $294.61   $  902.97   $1,537.74   $3,247.52
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.....................  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.....................  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB Riders..............  $357.59   $1,088.96   $1,842.44   $3,826.79
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $229.66   $  707.76   $1,212.06   $2,597.07
with IPP Rider.....................  $275.94   $  846.50   $1,442.92   $3,054.91
with EBB Rider.....................  $260.52   $  800.41   $1,366.47   $2,904.58
with IPP & EBB Riders..............  $306.80   $  939.15   $1,597.33   $3,362.44
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.................  $262.41   $  806.06   $1,375.86   $2,923.13
with IPP Rider.....................  $308.55   $  943.46   $1,602.92   $3,365.30
with EBB Rider.....................  $293.17   $  897.81   $1,527.72   $3,220.10
with IPP & EBB Riders..............  $339.31   $1,035.20   $1,754.78   $3,662.28

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  906.41   $  803.00   $1,370.77   $2,913.09   $  906.41   $1,479.19   $1,978.35   $2,913.09
with IPP Rider.....................  $  949.65   $  940.44   $1,597.95   $3,355.73   $  949.65   $1,607.52   $2,191.96   $3,355.73
with EBB Rider.....................  $  935.24   $  894.77   $1,522.71   $3,210.39   $  935.24   $1,564.87   $2,121.21   $3,210.39
with IPP & EBB Riders..............  $  978.47   $1,032.21   $1,749.90   $3,653.04   $  978.47   $1,693.22   $2,334.83   $3,653.04

MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $  869.97   $  686.17   $1,175.93   $2,524.34   $  869.97   $1,370.08   $1,795.14   $2,524.34
with IPP Rider.....................  $  913.37   $  825.21   $1,407.64   $2,985.69   $  913.37   $1,499.92   $2,013.02   $2,985.69
with EBB Rider.....................  $  898.91   $  779.01   $1,330.89   $2,834.19   $  898.91   $1,456.78   $1,940.85   $2,834.19
with IPP & EBB Riders..............  $  942.31   $  918.05   $1,562.61   $3,295.57   $  942.31   $1,586.62   $2,158.74   $3,295.57

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  933.27   $  888.52   $1,512.39   $3,190.34   $  933.27   $1,559.04   $2,111.51   $3,190.34
with IPP Rider.....................  $  976.38   $1,024.77   $1,736.25   $3,619.60   $  976.38   $1,686.27   $2,322.00   $3,619.60
with EBB Rider.....................  $  962.01   $  979.49   $1,662.11   $3,478.65   $  962.01   $1,643.99   $2,252.28   $3,478.65
with IPP & EBB Riders..............  $1,005.12   $1,115.75   $1,885.99   $3,907.93   $1,005.12   $1,771.23   $2,462.79   $3,907.93

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $  869.02   $  683.08   $1,170.76   $2,513.90   $  869.02   $1,367.20   $1,790.27   $2,513.90
with IPP Rider.....................  $  912.42   $  822.17   $1,402.59   $2,975.77   $  912.42   $1,497.08   $2,008.27   $2,975.77
with EBB Rider.....................  $  897.95   $  775.96   $1,325.80   $2,824.11   $  897.95   $1,453.93   $1,936.06   $2,824.11
with IPP & EBB Riders..............  $  941.36   $  915.04   $1,557.64   $3,285.96   $  941.36   $1,583.81   $2,154.06   $3,285.96

MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders.................  $  904.50   $  796.87   $1,360.60   $2,893.01   $  904.50   $1,473.46   $1,968.79   $2,893.01
with IPP Rider.....................  $  947.74   $  934.40   $1,588.02   $3,336.61   $  947.74   $1,601.89   $2,182.62   $3,336.61
with EBB Rider.....................  $  933.33   $  888.70   $1,512.70   $3,190.96   $  933.33   $1,559.21   $2,111.81   $3,190.96
with IPP & EBB Riders..............  $  976.57   $1,026.22   $1,740.11   $3,634.55   $  976.57   $1,687.63   $2,325.63   $3,634.55

MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders.................  $  893.95   $  763.15   $1,304.48   $2,781.77   $  893.95   $1,441.97   $1,916.02   $2,781.77
with IPP Rider.....................  $  937.24   $  901.13   $1,533.20   $3,230.71   $  937.24   $1,570.82   $2,131.07   $3,230.71
with EBB Rider.....................  $  922.81   $  855.28   $1,457.44   $3,083.28   $  922.81   $1,528.00   $2,059.84   $3,083.28
with IPP & EBB Riders..............  $  966.11   $  993.26   $1,686.16   $3,532.27   $  966.11   $1,656.85   $2,274.91   $3,532.27

MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.................  $  903.54   $  793.82   $1,355.52   $2,882.94   $  903.54   $1,470.61   $1,964.00   $2,882.94
with IPP Rider.....................  $  946.79   $  931.38   $1,583.05   $3,327.04   $  946.79   $1,599.06   $2,177.95   $3,327.04
with EBB Rider.....................  $  932.37   $  885.67   $1,507.69   $3,181.21   $  932.37   $1,556.38   $2,107.09   $3,181.21
with IPP & EBB Riders..............  $  975.62   $1,023.24   $1,735.22   $3,625.32   $  975.62   $1,684.84   $2,321.04   $3,625.32

MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $  892.03   $  757.00   $1,294.24   $2,761.39   $  892.03   $1,436.23   $1,906.39   $2,761.39
with IPP Rider.....................  $  935.33   $  895.08   $1,523.21   $3,211.35   $  935.33   $1,565.16   $2,121.68   $3,211.35
with EBB Rider.....................  $  920.90   $  849.18   $1,447.36   $3,063.58   $  920.90   $1,522.31   $2,050.36   $3,063.58
with IPP & EBB Riders..............  $  964.20   $  987.26   $1,676.33   $3,513.55   $  964.20   $1,651.25   $2,265.67   $3,513.55

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $261.38   $  803.00   $1,370.77   $2,913.09
with IPP Rider.....................  $307.52   $  940.44   $1,597.95   $3,355.73
with EBB Rider.....................  $292.14   $  894.77   $1,522.71   $3,210.39
with IPP & EBB Riders..............  $338.29   $1,032.21   $1,749.90   $3,653.04
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $222.49   $  686.17   $1,175.93   $2,524.34
with IPP Rider.....................  $268.81   $  825.21   $1,407.64   $2,985.69
with EBB Rider.....................  $253.37   $  779.01   $1,330.89   $2,834.19
with IPP & EBB Riders..............  $299.69   $  918.05   $1,562.61   $3,295.57
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $290.04   $  888.52   $1,512.39   $3,190.34
with IPP Rider.....................  $336.05   $1,024.77   $1,736.25   $3,619.60
with EBB Rider.....................  $320.71   $  979.49   $1,662.11   $3,478.65
with IPP & EBB Riders..............  $366.73   $1,115.75   $1,885.99   $3,907.93
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $221.47   $  683.08   $1,170.76   $2,513.90
with IPP Rider.....................  $267.79   $  822.17   $1,402.59   $2,975.77
with EBB Rider.....................  $252.35   $  775.96   $1,325.80   $2,824.11
with IPP & EBB Riders..............  $298.68   $  915.04   $1,557.64   $3,285.96
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders.................  $259.33   $  796.87   $1,360.60   $2,893.01
with IPP Rider.....................  $305.49   $  934.40   $1,588.02   $3,336.61
with EBB Rider.....................  $290.10   $  888.70   $1,512.70   $3,190.96
with IPP & EBB Riders..............  $336.25   $1,026.22   $1,740.11   $3,634.55
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders.................  $248.08   $  763.15   $1,304.48   $2,781.77
with IPP Rider.....................  $294.28   $  901.13   $1,533.20   $3,230.71
with EBB Rider.....................  $278.88   $  855.28   $1,457.44   $3,083.28
with IPP & EBB Riders..............  $325.09   $  993.26   $1,686.16   $3,532.27
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.................  $258.32   $  793.82   $1,355.52   $2,882.94
with IPP Rider.....................  $304.47   $  931.38   $1,583.05   $3,327.04
with EBB Rider.....................  $289.09   $  885.67   $1,507.69   $3,181.21
with IPP & EBB Riders..............  $335.24   $1,023.24   $1,735.22   $3,625.32
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $246.03   $  757.00   $1,294.24   $2,761.39
with IPP Rider.....................  $292.25   $  895.08   $1,523.21   $3,211.35
with EBB Rider.....................  $276.84   $  849.18   $1,447.36   $3,063.58
with IPP & EBB Riders..............  $323.05   $  987.26   $1,676.33   $3,513.55

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $  905.46   $  799.95   $1,365.70   $2,903.06   $  905.46   $1,476.34   $1,973.58   $2,903.06
with IPP Rider.....................  $  948.70   $  937.44   $1,593.00   $3,346.20   $  948.70   $1,604.72   $2,187.30   $3,346.20
with EBB Rider.....................  $  934.29   $  891.74   $1,517.71   $3,200.69   $  934.29   $1,562.05   $2,116.51   $3,200.69
with IPP & EBB Riders..............  $  977.53   $1,029.23   $1,745.01   $3,643.81   $  977.53   $1,690.43   $2,330.24   $3,643.81

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.................  $  893.95   $  763.15   $1,304.48   $2,781.77   $  893.95   $1,441.97   $1,916.02   $2,781.77
with IPP Rider.....................  $  937.24   $  901.13   $1,533.20   $3,230.71   $  937.24   $1,570.82   $2,131.07   $3,230.71
with EBB Rider.....................  $  922.81   $  855.28   $1,457.44   $3,083.28   $  922.81   $1,528.00   $2,059.84   $3,083.28
with IPP & EBB Riders..............  $  966.11   $  993.26   $1,686.16   $3,532.27   $  966.11   $1,656.85   $2,274.91   $3,532.27

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $  890.12   $  750.85   $1,284.00   $2,740.99   $  890.12   $1,430.49   $1,896.76   $2,740.99
with IPP Rider.....................  $  933.43   $  889.01   $1,513.21   $3,191.93   $  933.43   $1,559.50   $2,112.28   $3,191.93
with EBB Rider.....................  $  918.99   $  843.10   $1,437.28   $3,043.85   $  918.99   $1,516.63   $2,040.89   $3,043.85
with IPP & EBB Riders..............  $  962.30   $  981.26   $1,666.48   $3,494.78   $  962.30   $1,645.64   $2,256.40   $3,494.78

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  915.05   $  830.55   $1,416.48   $3,003.05   $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.....................  $  943.85   $  922.07   $1,567.71   $3,297.46   $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB Riders..............  $  987.04   $1,059.13   $1,793.83   $3,735.76   $  987.04   $1,718.35   $2,376.13   $3,735.76

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $  918.89   $  842.77   $1,436.73   $3,042.80   $  918.89   $1,516.32   $2,040.37   $3,042.80
with IPP Rider.....................  $  962.07   $  979.66   $1,662.37   $3,479.15   $  962.07   $1,644.14   $2,252.53   $3,479.15
with EBB Rider.....................  $  947.67   $  934.18   $1,587.65   $3,335.88   $  947.67   $1,601.67   $2,182.27   $3,335.88
with IPP & EBB Riders..............  $  990.85   $1,071.07   $1,813.30   $3,772.27   $  990.85   $1,729.51   $2,394.44   $3,772.27

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $  848.87   $  618.11   $1,061.70   $2,292.52   $  848.87   $1,306.53   $1,687.72   $2,292.52
with IPP Rider.....................  $  892.37   $  758.09   $1,296.06   $2,765.02   $  892.37   $1,437.25   $1,908.10   $2,765.02
with EBB Rider.....................  $  877.87   $  711.56   $1,218.42   $2,609.84   $  877.87   $1,393.80   $1,835.09   $2,609.84
with IPP & EBB Riders..............  $  921.37   $  851.55   $1,452.79   $3,082.35   $  921.37   $1,524.52   $2,055.48   $3,082.35

MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $  909.30   $  812.19   $1,386.03   $2,943.18   $  909.30   $1,487.77   $1,992.70   $2,943.18
with IPP Rider.....................  $  952.52   $  949.50   $1,612.86   $3,384.38   $  952.52   $1,615.99   $2,205.98   $3,384.38
with EBB Rider.....................  $  938.11   $  903.88   $1,537.73   $3,239.50   $  938.11   $1,573.38   $2,135.33   $3,239.50
with IPP & EBB Riders..............  $  981.33   $1,041.19   $1,764.56   $3,680.69   $  981.33   $1,701.60   $2,348.62   $3,680.69

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $  871.89   $  692.34   $1,186.26   $2,545.16   $  871.89   $1,375.85   $1,804.85   $2,545.16
with IPP Rider.....................  $  915.28   $  831.29   $1,417.73   $3,005.53   $  915.28   $1,505.60   $2,022.51   $3,005.53
with EBB Rider.....................  $  900.82   $  785.11   $1,341.05   $2,854.34   $  900.82   $1,462.48   $1,950.40   $2,854.34
with IPP & EBB Riders..............  $  944.21   $  924.09   $1,572.54   $3,314.72   $  944.21   $1,592.26   $2,168.08   $3,314.72

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $260.36   $  799.95   $1,365.70   $2,903.06
with IPP Rider.....................  $306.51   $  937.44   $1,593.00   $3,346.20
with EBB Rider.....................  $291.13   $  891.74   $1,517.71   $3,200.69
with IPP & EBB Riders..............  $337.28   $1,029.23   $1,745.01   $3,643.81
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.................  $248.08   $  763.15   $1,304.48   $2,781.77
with IPP Rider.....................  $294.28   $  901.13   $1,533.20   $3,230.71
with EBB Rider.....................  $278.88   $  855.28   $1,457.44   $3,083.28
with IPP & EBB Riders..............  $325.09   $  993.26   $1,686.16   $3,532.27
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $243.99   $  750.85   $1,284.00   $2,740.99
with IPP Rider.....................  $290.21   $  889.01   $1,513.21   $3,191.93
with EBB Rider.....................  $274.80   $  843.10   $1,437.28   $3,043.85
with IPP & EBB Riders..............  $321.02   $  981.26   $1,666.48   $3,494.78
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders.................  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.....................  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB Riders..............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders.................  $274.69   $  842.77   $1,436.73   $3,042.80
with IPP Rider.....................  $320.77   $  979.66   $1,662.37   $3,479.15
with EBB Rider.....................  $305.41   $  934.18   $1,587.65   $3,335.88
with IPP & EBB Riders..............  $351.50   $1,071.07   $1,813.30   $3,772.27
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $199.97   $  618.11   $1,061.70   $2,292.52
with IPP Rider.....................  $246.39   $  758.09   $1,296.06   $2,765.02
with EBB Rider.....................  $230.92   $  711.56   $1,218.42   $2,609.84
with IPP & EBB Riders..............  $277.34   $  851.55   $1,452.79   $3,082.35
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $264.46   $  812.19   $1,386.03   $2,943.18
with IPP Rider.....................  $310.59   $  949.50   $1,612.86   $3,384.38
with EBB Rider.....................  $295.21   $  903.88   $1,537.73   $3,239.50
with IPP & EBB Riders..............  $341.34   $1,041.19   $1,764.56   $3,680.69
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $224.54   $  692.34   $1,186.26   $2,545.16
with IPP Rider.....................  $270.85   $  831.29   $1,417.73   $3,005.53
with EBB Rider.....................  $255.41   $  785.11   $1,341.05   $2,854.34
with IPP & EBB Riders..............  $301.72   $  924.09   $1,572.54   $3,314.72

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $  875.73   $  704.68   $1,206.90   $2,586.71   $  875.73   $1,387.37   $1,824.26   $2,586.71
with IPP Rider.....................  $  919.10   $  843.47   $1,437.89   $3,045.06   $  919.10   $1,516.98   $2,041.46   $3,045.06
with EBB Rider.....................  $  904.64   $  797.35   $1,361.39   $2,894.56   $  904.64   $1,473.91   $1,969.52   $2,894.56
with IPP & EBB Riders..............  $  948.02   $  936.14   $1,592.38   $3,352.91   $  948.02   $1,603.51   $2,186.73   $3,352.91

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $  904.50   $  796.87   $1,360.60   $2,893.01   $  904.50   $1,473.46   $1,968.79   $2,893.01
with IPP Rider.....................  $  947.74   $  934.40   $1,588.02   $3,336.61   $  947.74   $1,601.89   $2,182.62   $3,336.61
with EBB Rider.....................  $  933.33   $  888.70   $1,512.70   $3,190.96   $  933.33   $1,559.21   $2,111.81   $3,190.96
with IPP & EBB Riders..............  $  976.57   $1,026.22   $1,740.11   $3,634.55   $  976.57   $1,687.63   $2,325.63   $3,634.55

CVS CALVERT SOCIAL BALANCED
  PORTFOLIO
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  926.56   $  867.18   $1,477.14   $3,121.75   $  926.56   $1,539.12   $2,078.36   $3,121.75
with IPP Rider.....................  $  969.70   $1,003.74   $1,701.85   $3,554.34   $  969.70   $1,666.63   $2,289.65   $3,554.34
with EBB Rider.....................  $  955.32   $  958.36   $1,627.42   $3,412.30   $  955.32   $1,624.26   $2,219.66   $3,412.30
with IPP & EBB Riders..............  $  998.47   $1,094.92   $1,852.13   $3,844.86   $  998.47   $1,751.77   $2,430.95   $3,844.86

DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.................  $  897.79   $  775.42   $1,324.92   $2,822.35   $  897.79   $1,453.43   $1,935.23   $2,822.35
with IPP Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,149.85   $3,269.37
with EBB Rider.....................  $  926.64   $  867.43   $1,477.56   $3,122.58   $  926.64   $1,539.35   $2,078.76   $3,122.58
with IPP & EBB Riders..............  $  969.91   $1,005.26   $1,705.81   $3,569.59   $  969.91   $1,668.05   $2,293.38   $3,569.59

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $  878.61   $  713.93   $1,222.37   $2,617.75   $  878.61   $1,396.01   $1,838.80   $2,617.75
with IPP Rider.....................  $  921.97   $  852.60   $1,453.00   $3,074.60   $  921.97   $1,525.50   $2,055.67   $3,074.60
with EBB Rider.....................  $  907.52   $  806.51   $1,376.61   $2,924.60   $  907.52   $1,482.46   $1,983.83   $2,924.60
with IPP & EBB Riders..............  $  950.88   $  945.18   $1,607.24   $3,381.46   $  950.88   $1,611.95   $2,200.70   $3,381.46

FIDELITY(R) VIP EQUITY
  INCOME--INITIAL CLASS
without any Riders.................  $  869.97   $  686.17   $1,175.93   $2,524.34   $  869.97   $1,370.08   $1,795.14   $2,524.34
with IPP Rider.....................  $  913.37   $  825.21   $1,407.64   $2,985.69   $  913.37   $1,499.92   $2,013.02   $2,985.69
with EBB Rider.....................  $  898.91   $  779.01   $1,330.89   $2,834.19   $  898.91   $1,456.78   $1,940.85   $2,834.19
with IPP & EBB Riders..............  $  942.31   $  918.05   $1,562.61   $3,295.57   $  942.31   $1,586.62   $2,158.74   $3,295.57

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  904.50   $  796.87   $1,360.60   $2,893.01   $  904.50   $1,473.46   $1,968.79   $2,893.01
with IPP Rider.....................  $  947.74   $  934.40   $1,588.02   $3,336.61   $  947.74   $1,601.89   $2,182.62   $3,336.61
with EBB Rider.....................  $  933.33   $  888.70   $1,512.70   $3,190.96   $  933.33   $1,559.21   $2,111.81   $3,190.96
with IPP & EBB Riders..............  $  976.57   $1,026.22   $1,740.11   $3,634.55   $  976.57   $1,687.63   $2,325.63   $3,634.55

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $228.63   $  704.68   $1,206.90   $2,586.71
with IPP Rider.....................  $274.92   $  843.47   $1,437.89   $3,045.06
with EBB Rider.....................  $259.49   $  797.35   $1,361.39   $2,894.56
with IPP & EBB Riders..............  $305.78   $  936.14   $1,592.38   $3,352.91
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $259.33   $  796.87   $1,360.60   $2,893.01
with IPP Rider.....................  $305.49   $  934.40   $1,588.02   $3,336.61
with EBB Rider.....................  $290.10   $  888.70   $1,512.70   $3,190.96
with IPP & EBB Riders..............  $336.25   $1,026.22   $1,740.11   $3,634.55
CVS CALVERT SOCIAL BALANCED
  PORTFOLIO
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $282.88   $  867.18   $1,477.14   $3,121.75
with IPP Rider.....................  $328.92   $1,003.74   $1,701.85   $3,554.34
with EBB Rider.....................  $313.58   $  958.36   $1,627.42   $3,412.30
with IPP & EBB Riders..............  $359.62   $1,094.92   $1,852.13   $3,844.86
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.................  $252.17   $  775.42   $1,324.92   $2,822.35
with IPP Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
with EBB Rider.....................  $282.96   $  867.43   $1,477.56   $3,122.58
with IPP & EBB Riders..............  $329.15   $1,005.26   $1,705.81   $3,569.59
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $231.71   $  713.93   $1,222.37   $2,617.75
with IPP Rider.....................  $277.98   $  852.60   $1,453.00   $3,074.60
with EBB Rider.....................  $262.56   $  806.51   $1,376.61   $2,924.60
with IPP & EBB Riders..............  $308.83   $  945.18   $1,607.24   $3,381.46
FIDELITY(R) VIP EQUITY
  INCOME--INITIAL CLASS
without any Riders.................  $222.49   $  686.17   $1,175.93   $2,524.34
with IPP Rider.....................  $268.81   $  825.21   $1,407.64   $2,985.69
with EBB Rider.....................  $253.37   $  779.01   $1,330.89   $2,834.19
with IPP & EBB Riders..............  $299.69   $  918.05   $1,562.61   $3,295.57
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $259.33   $  796.87   $1,360.60   $2,893.01
with IPP Rider.....................  $305.49   $  934.40   $1,588.02   $3,336.61
with EBB Rider.....................  $290.10   $  888.70   $1,512.70   $3,190.96
with IPP & EBB Riders..............  $336.25   $1,026.22   $1,740.11   $3,634.55

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.................  $  870.94   $  689.26   $1,181.11   $2,534.75   $  870.94   $1,372.97   $1,800.00   $2,534.75
with IPP Rider.....................  $  914.33   $  828.25   $1,412.68   $2,995.62   $  914.33   $1,502.76   $2,017.76   $2,995.62
with EBB Rider.....................  $  899.87   $  782.07   $1,335.99   $2,844.29   $  899.87   $1,459.64   $1,945.64   $2,844.29
with IPP & EBB Riders..............  $  943.26   $  921.08   $1,567.58   $3,305.16   $  943.26   $1,589.44   $2,163.41   $3,305.16

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $  876.69   $  707.76   $1,212.06   $2,597.07   $  876.69   $1,390.25   $1,829.11   $2,597.07
with IPP Rider.....................  $  920.06   $  846.50   $1,442.92   $3,054.91   $  920.06   $1,519.81   $2,046.19   $3,054.91
with EBB Rider.....................  $  905.60   $  800.41   $1,366.47   $2,904.58   $  905.60   $1,476.77   $1,974.31   $2,904.58
with IPP & EBB Riders..............  $  948.97   $  939.15   $1,597.33   $3,362.44   $  948.97   $1,606.32   $2,191.38   $3,362.44

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.................  $  897.79   $  775.42   $1,324.92   $2,822.35   $  897.79   $1,453.43   $1,935.23   $2,822.35
with IPP Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,149.85   $3,269.37
with EBB Rider.....................  $  926.64   $  867.43   $1,477.56   $3,122.58   $  926.64   $1,539.35   $2,078.76   $3,122.58
with IPP & EBB Riders..............  $  969.91   $1,005.26   $1,705.81   $3,569.59   $  969.91   $1,668.05   $2,293.38   $3,569.59

MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $  900.66   $  784.61   $1,340.22   $2,852.69   $  900.66   $1,462.01   $1,949.62   $2,852.69
with IPP Rider.....................  $  943.92   $  922.30   $1,568.12   $3,298.25   $  943.92   $1,590.59   $2,163.91   $3,298.25
with EBB Rider.....................  $  929.50   $  876.55   $1,492.63   $3,151.94   $  929.50   $1,547.86   $2,092.93   $3,151.94
with IPP & EBB Riders..............  $  972.76   $1,014.24   $1,720.52   $3,597.48   $  972.76   $1,676.44   $2,307.21   $3,597.48

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  921.76   $  851.92   $1,451.90   $3,072.47   $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.....................  $  964.92   $  988.69   $1,677.19   $3,507.42   $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.....................  $  950.54   $  943.25   $1,602.58   $3,364.63   $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB Riders..............  $  993.70   $1,080.01   $1,827.87   $3,799.56   $  993.70   $1,737.85   $2,408.14   $3,799.56

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $  926.56   $  867.18   $1,477.14   $3,121.75   $  926.56   $1,539.12   $2,078.36   $3,121.75
with IPP Rider.....................  $  969.70   $1,003.74   $1,701.85   $3,554.34   $  969.70   $1,666.63   $2,289.65   $3,554.34
with EBB Rider.....................  $  955.32   $  958.36   $1,627.42   $3,412.30   $  955.32   $1,624.26   $2,219.66   $3,412.30
with IPP & EBB Riders..............  $  998.47   $1,094.92   $1,852.13   $3,844.86   $  998.47   $1,751.77   $2,430.95   $3,844.86

ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders.................  $  940.94   $  912.85   $1,552.52   $3,268.13   $  940.94   $1,581.76   $2,149.25   $3,268.13
with IPP Rider.....................  $  984.02   $1,048.78   $1,775.48   $3,693.64   $  984.02   $1,708.68   $2,358.88   $3,693.64
with EBB Rider.....................  $  969.66   $1,003.61   $1,701.64   $3,553.94   $  969.66   $1,666.51   $2,289.45   $3,553.94
with IPP & EBB Riders..............  $1,012.74   $1,139.54   $1,924.59   $3,979.44   $1,012.74   $1,793.44   $2,499.07   $3,979.44

ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders.................  $  918.89   $  842.77   $1,436.73   $3,042.80   $  918.89   $1,516.32   $2,040.37   $3,042.80
with IPP Rider.....................  $  962.07   $  979.66   $1,662.37   $3,479.15   $  962.07   $1,644.14   $2,252.53   $3,479.15
with EBB Rider.....................  $  947.67   $  934.18   $1,587.65   $3,335.88   $  947.67   $1,601.67   $2,182.27   $3,335.88
with IPP & EBB Riders..............  $  990.85   $1,071.07   $1,813.30   $3,772.27   $  990.85   $1,729.51   $2,394.44   $3,772.27

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.................  $223.52   $  689.26   $1,181.11   $2,534.75
with IPP Rider.....................  $269.83   $  828.25   $1,412.68   $2,995.62
with EBB Rider.....................  $254.39   $  782.07   $1,335.99   $2,844.29
with IPP & EBB Riders..............  $300.71   $  921.08   $1,567.58   $3,305.16
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $229.66   $  707.76   $1,212.06   $2,597.07
with IPP Rider.....................  $275.94   $  846.50   $1,442.92   $3,054.91
with EBB Rider.....................  $260.52   $  800.41   $1,366.47   $2,904.58
with IPP & EBB Riders..............  $306.80   $  939.15   $1,597.33   $3,362.44
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.................  $252.17   $  775.42   $1,324.92   $2,822.35
with IPP Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
with EBB Rider.....................  $282.96   $  867.43   $1,477.56   $3,122.58
with IPP & EBB Riders..............  $329.15   $1,005.26   $1,705.81   $3,569.59
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $255.24   $  784.61   $1,340.22   $2,852.69
with IPP Rider.....................  $301.41   $  922.30   $1,568.12   $3,298.25
with EBB Rider.....................  $286.02   $  876.55   $1,492.63   $3,151.94
with IPP & EBB Riders..............  $332.19   $1,014.24   $1,720.52   $3,597.48
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.....................  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.....................  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB Riders..............  $354.54   $1,080.01   $1,827.87   $3,799.56
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $282.88   $  867.18   $1,477.14   $3,121.75
with IPP Rider.....................  $328.92   $1,003.74   $1,701.85   $3,554.34
with EBB Rider.....................  $313.58   $  958.36   $1,627.42   $3,412.30
with IPP & EBB Riders..............  $359.62   $1,094.92   $1,852.13   $3,844.86
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders.................  $298.23   $  912.85   $1,552.52   $3,268.13
with IPP Rider.....................  $344.20   $1,048.78   $1,775.48   $3,693.64
with EBB Rider.....................  $328.88   $1,003.61   $1,701.64   $3,553.94
with IPP & EBB Riders..............  $374.85   $1,139.54   $1,924.59   $3,979.44
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders.................  $274.69   $  842.77   $1,436.73   $3,042.80
with IPP Rider.....................  $320.77   $  979.66   $1,662.37   $3,479.15
with EBB Rider.....................  $305.41   $  934.18   $1,587.65   $3,335.88
with IPP & EBB Riders..............  $351.50   $1,071.07   $1,813.30   $3,772.27

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $  896.82   $  772.35   $1,319.81   $2,812.20   $  896.82   $1,450.56   $1,930.43   $2,812.20
with IPP Rider.....................  $  940.10   $  910.21   $1,548.17   $3,259.73   $  940.10   $1,579.29   $2,145.16   $3,259.73
with EBB Rider.....................  $  925.68   $  864.39   $1,472.53   $3,112.77   $  925.68   $1,536.51   $2,074.03   $3,112.77
with IPP & EBB Riders..............  $  968.96   $1,002.26   $1,700.90   $3,560.28   $  968.96   $1,665.25   $2,288.77   $3,560.28

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  923.68   $  858.02   $1,461.99   $3,092.22   $  923.68   $1,530.56   $2,064.12   $3,092.22
with IPP Rider.....................  $  966.83   $  994.72   $1,687.07   $3,526.22   $  966.83   $1,658.20   $2,275.75   $3,526.22
with EBB Rider.....................  $  952.45   $  949.29   $1,612.51   $3,383.71   $  952.45   $1,615.79   $2,205.65   $3,383.71
with IPP & EBB Riders..............  $  995.61   $1,085.97   $1,837.57   $3,817.71   $  995.61   $1,743.41   $2,417.26   $3,817.71

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $  971.62   $1,009.81   $1,711.78   $3,573.19   $  971.62   $1,672.30   $2,298.98   $3,573.19
with IPP Rider.....................  $1,014.57   $1,144.41   $1,931.03   $3,983.97   $1,014.57   $1,797.98   $2,505.12   $3,983.97
with EBB Rider.....................  $1,000.25   $1,099.67   $1,858.40   $3,849.09   $1,000.25   $1,756.21   $2,436.84   $3,849.09
with IPP & EBB Riders..............  $1,043.20   $1,234.27   $2,077.65   $4,259.85   $1,043.20   $1,881.89   $2,642.98   $4,259.85

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $  922.72   $  854.98   $1,456.96   $3,082.35   $  922.72   $1,527.72   $2,059.39   $3,082.35
with IPP Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,271.10   $3,516.82
with EBB Rider.....................  $  951.50   $  946.27   $1,607.55   $3,374.16   $  951.50   $1,612.97   $2,200.98   $3,374.16
with IPP & EBB Riders..............  $  994.66   $1,083.00   $1,832.72   $3,808.64   $  994.66   $1,740.64   $2,412.70   $3,808.64

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $251.15   $  772.35   $1,319.81   $2,812.20
with IPP Rider.....................  $297.34   $  910.21   $1,548.17   $3,259.73
with EBB Rider.....................  $281.94   $  864.39   $1,472.53   $3,112.77
with IPP & EBB Riders..............  $328.13   $1,002.26   $1,700.90   $3,560.28
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $279.80   $  858.02   $1,461.99   $3,092.22
with IPP Rider.....................  $325.86   $  994.72   $1,687.07   $3,526.22
with EBB Rider.....................  $310.51   $  949.29   $1,612.51   $3,383.71
with IPP & EBB Riders..............  $356.57   $1,085.97   $1,837.57   $3,817.71
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $330.98   $1,009.81   $1,711.78   $3,573.19
with IPP Rider.....................  $376.81   $1,144.41   $1,931.03   $3,983.97
with EBB Rider.....................  $361.53   $1,099.67   $1,858.40   $3,849.09
with IPP & EBB Riders..............  $407.36   $1,234.27   $2,077.65   $4,259.85
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $278.78   $  854.98   $1,456.96   $3,082.35
with IPP Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
with EBB Rider.....................  $309.49   $  946.27   $1,607.55   $3,374.16
with IPP & EBB Riders..............  $355.56   $1,083.00   $1,832.72   $3,808.64

     QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY



     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.



1. WHAT IS NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY?



     A New York Life ESSENTIALS VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, or to the Fixed Accounts. In addition, you may also allocate premium payments to the DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account currently consists of 74 Investment Divisions, 44 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate.

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. (See "THE FIXED ACCOUNTS.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the Investment Divisions from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNTS" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus. You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.45% of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first seven Payment

Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Adjustment Charge. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult with your Registered Representative to determine the percentages We are currently charging before you select the EBB Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $500 or such lower amount as We may permit at any time. In the states of Alabama, Maryland, Massachusetts,

New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. (See "THE POLICIES--Policy Application and Premium Payments").



     You may allocate the initial premium payment in the Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Accounts. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?


     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")


9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges; or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation. (See "THE POLICIES--Your Right to Cancel ("Free Look").")


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")


15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?



     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:



REGULAR MAIL    NYLIAC Variable Products Service Center
                Madison Square Station
                P.O. Box 922
                New York, NY 10159

EXPRESS MAIL    NYLIAC Variable Products Service Center
                51 Madison Avenue, Room 651
                New York, NY 10010



     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.



16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?



     A. BY TELEPHONE:



          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")



     B. BY INTERNET:



          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")



     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.



17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?



     Subsequent premium payments and loan repayments must be sent to one of the following addresses:



REGULAR MAIL    NYLIAC
                75 Remittance Drive
                Suite 3021
                Chicago, IL 60675-3021

EXPRESS MAIL    NYLIAC, Suite 3021
                c/o The Northern Trust Bank
                350 North Orleans Street
                Receipt & Dispatch, 8th Floor
                Chicago, IL 60654



     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2006, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.


                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                                      MAINSTAY VP                    MAINSTAY VP                     MAINSTAY VP
                                       BALANCED--                       BOND--                          BOND--
                                     SERVICE CLASS                  SERVICE CLASS                   INITIAL CLASS
                                 ----------------------   ----------------------------------   ------------------------
                                  2006       2005(F)       2006     2005     2004    2003(B)    2006     2005     2004
                                 ------   -------------   ------   ------   ------   -------   ------   ------   ------
Accumulation Unit Value
  (beginning of period)........  $10.45      $10.00       $10.19   $10.15   $ 9.92   $10.00    $11.47   $11.39   $11.10
Accumulation Unit Value (end of
  period)......................  $11.38      $10.45       $10.48   $10.19   $10.15   $ 9.92    $11.82   $11.47   $11.39
Number of Units Outstanding (in
  000s) (end of period)........   2,181       1,320        2,488    2,275    1,649      592     1,014    1,158    1,276

                                   MAINSTAY VP
                                      BOND--
                                  INITIAL CLASS
                                 ----------------
                                  2003    2002(A)
                                 ------   -------
Accumulation Unit Value
  (beginning of period)........  $10.77   $10.00
Accumulation Unit Value (end of
  period)......................  $11.10   $10.77
Number of Units Outstanding (in
  000s) (end of period)........   1,552      571


                                            MAINSTAY VP                              MAINSTAY VP
                                       CAPITAL APPRECIATION--                  CAPITAL APPRECIATION--               MAINSTAY VP
                                           SERVICE CLASS                            INITIAL CLASS                 CASH MANAGEMENT
                                 ----------------------------------   -----------------------------------------   ---------------
                                  2006     2005     2004    2003(B)    2006     2005    2004    2003    2002(A)    2006     2005
                                 ------   ------   ------   -------   ------   ------   -----   -----   -------   ------   ------
Accumulation Unit Value
  (beginning of period)........  $12.16   $11.41   $11.14   $10.00    $10.25   $ 9.59   $9.34   $7.46   $10.00    $ 1.00   $ 0.98
Accumulation Unit Value (end of
  period)......................  $12.48   $12.16   $11.41   $11.14    $10.55   $10.25   $9.59   $9.34   $ 7.46    $ 1.03   $ 1.00
Number of Units Outstanding (in
  000s) (end of period)........     953      968      926      406       715      839     937     943      396    25,518   18,974


                                        MAINSTAY VP
                                    CASH MANAGEMENT
                                 -------------------------
                                  2004     2003    2002(A)
                                 ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $ 0.99   $ 1.00   $ 1.00
Accumulation Unit Value (end of
  period)......................  $ 0.98   $ 0.99   $ 1.00
Number of Units Outstanding (in
  000s) (end of period)........  17,751   16,593    4,949



                                                                                                                     MAINSTAY VP
                                            MAINSTAY VP                               MAINSTAY VP                   CONSERVATIVE
                                           COMMON STOCK--                           COMMON STOCK--                  ALLOCATION--
                                           SERVICE CLASS                             INITIAL CLASS                  SERVICE CLASS
                                 ----------------------------------   -------------------------------------------   -------------
                                  2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)      2006(G)
                                 ------   ------   ------   -------   ------   ------   ------   ------   -------   -------------
Accumulation Unit Value
  (beginning of period)........  $13.15   $12.43   $11.40   $10.00    $11.68   $11.00   $10.07   $ 8.08   $10.00       $10.00
Accumulation Unit Value (end of
  period)......................  $15.06   $13.15   $12.43   $11.40    $13.41   $11.68   $11.00   $10.07   $ 8.08       $10.58
Number of Units Outstanding (in
  000s) (end of period)........   1,161    1,063      810      293       730      805      856      870      367          681



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                                                      MAINSTAY VP
                                            MAINSTAY VP                               MAINSTAY VP                     DEVELOPING
                                           CONVERTIBLE--                             CONVERTIBLE--                     GROWTH--
                                           SERVICE CLASS                             INITIAL CLASS                   SERVICE CLASS
                                 ----------------------------------   -------------------------------------------   ---------------
                                  2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)    2006     2005
                                 ------   ------   ------   -------   ------   ------   ------   ------   -------   ------   ------
Accumulation Unit Value
  (beginning of period)........  $11.96   $11.41   $10.94   $10.00    $12.28   $11.68   $11.17   $ 9.27   $10.00    $13.31   $12.09
Accumulation Unit Value (end of
  period)......................  $12.98   $11.96   $11.41   $10.94    $13.36   $12.28   $11.68   $11.17   $ 9.27    $14.74   $13.31
Number of Units Outstanding (in
  000s) (end of period)........   2,370    2,141    1,754      644       881      987    1,087    1,083      396       458      421

                                   MAINSTAY VP
                                    DEVELOPING
                                     GROWTH--
                                  SERVICE CLASS
                                 ----------------
                                  2004    2003(B)
                                 ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.62   $10.00
Accumulation Unit Value (end of
  period)......................  $12.09   $11.62
Number of Units Outstanding (in
  000s) (end of period)........     357      117



                                                 MAINSTAY VP
                                                 DEVELOPING                      MAINSTAY VP                 MAINSTAY VP
                                                  GROWTH--                     FLOATING RATE--               GOVERNMENT--
                                                INITIAL CLASS                   SERVICE CLASS               SERVICE CLASS
                                 -------------------------------------------   ----------------   ----------------------------------
                                  2006     2005     2004     2003    2002(A)    2006    2005(F)    2006     2005     2004    2003(B)
                                 ------   ------   ------   ------   -------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $12.15   $11.00   $10.54   $ 7.72   $10.00    $10.09   $10.00    $ 9.97   $ 9.91   $ 9.76   $10.00
Accumulation Unit Value (end of
  period)......................  $13.48   $12.15   $11.00   $10.54   $ 7.72    $10.52   $10.09    $10.20   $ 9.97   $ 9.91   $ 9.76
Number of Units Outstanding (in
  000s) (end of period)........     115      130      139      132       42     3,353    1,052     1,630    1,481    1,136      425



                                                                                MAINSTAY VP               MAINSTAY VP
                                                 MAINSTAY VP                      GROWTH                   HIGH YIELD
                                                GOVERNMENT--                   ALLOCATION--             CORPORATE BOND--
                                                INITIAL CLASS                  SERVICE CLASS             SERVICE CLASS
                                 -------------------------------------------   -------------   ----------------------------------
                                  2006     2005     2004     2003    2002(A)      2006(G)       2006     2005     2004    2003(B)
                                 ------   ------   ------   ------   -------   -------------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.08   $10.98   $10.78   $10.74   $10.00       $10.00       $12.86   $12.71   $11.47   $10.00
Accumulation Unit Value (end of
  period)......................  $11.36   $11.08   $10.98   $10.78   $10.74       $11.07       $14.17   $12.86   $12.71   $11.47
Number of Units Outstanding (in
  000s) (end of period)........     893    1,082    1,262    1,641      865          999        8,698    8,052    6,041    2,224


                                                 MAINSTAY VP
                                                 HIGH YIELD                               MAINSTAY VP
                                              CORPORATE BOND--                        ICAP SELECT EQUITY--
                                                INITIAL CLASS                            SERVICE CLASS
                                 -------------------------------------------   ----------------------------------
                                  2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)
                                 ------   ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $14.65   $14.44   $12.99   $ 9.67   $10.00    $12.82   $12.37   $11.29   $10.00
Accumulation Unit Value (end of
  period)......................  $16.17   $14.65   $14.44   $12.99   $ 9.67    $15.04   $12.82   $12.37   $11.29
Number of Units Outstanding (in
  000s) (end of period)........   2,142    2,554    2,920    2,759      776       732      563      461      181


                                                 MAINSTAY VP
                                            ICAP SELECT EQUITY--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.49   $11.06   $10.07   $ 7.99   $10.00
Accumulation Unit Value (end of
  period)......................  $13.51   $11.49   $11.06   $10.07   $ 7.99
Number of Units Outstanding (in
  000s) (end of period)........     283      272      284      281      101


                                            MAINSTAY VP                               MAINSTAY VP
                                              INCOME &                                 INCOME &
                                              GROWTH--                                 GROWTH--
                                           SERVICE CLASS                             INITIAL CLASS
                                 ----------------------------------   -------------------------------------------
                                  2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $12.91   $12.53   $11.32   $10.00    $11.85   $11.48   $10.34   $ 8.15   $10.00
Accumulation Unit Value (end of
  period)......................  $14.83   $12.91   $12.53   $11.32    $13.64   $11.85   $11.48   $10.34   $ 8.15
Number of Units Outstanding (in
  000s) (end of period)........     634      590      410      123       187      200      214      195       65


                                            MAINSTAY VP
                                       INTERNATIONAL EQUITY--
                                           SERVICE CLASS
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $14.21   $13.38   $11.60   $10.00
Accumulation Unit Value (end of
  period)......................  $18.35   $14.21   $13.38   $11.60
Number of Units Outstanding (in
  000s) (end of period)........   2,724    1,829    1,027      246



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                 MAINSTAY VP
                                           INTERNATIONAL EQUITY--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $13.91   $13.07   $11.30   $ 8.82   $10.00
Accumulation Unit Value (end of
  period)......................  $18.01   $13.91   $13.07   $11.30   $ 8.82
Number of Units Outstanding (in
  000s) (end of period)........     478      417      351      291       80

                                            MAINSTAY VP
                                         LARGE CAP GROWTH--
                                           SERVICE CLASS
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $10.93   $10.65   $11.09   $10.00
Accumulation Unit Value (end of
  period)......................  $11.52   $10.93   $10.65   $11.09
Number of Units Outstanding (in
  000s) (end of period)........     842      505      480      201

                                                 MAINSTAY VP
                                             LARGE CAP GROWTH--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $ 9.87   $ 9.60   $ 9.97   $ 7.90   $10.00
Accumulation Unit Value (end of
  period)......................  $10.43   $ 9.87   $ 9.60   $ 9.97   $ 7.90
Number of Units Outstanding (in
  000s) (end of period)........     291      304      364      362      141


                                            MAINSTAY VP
                                           MID CAP CORE--
                                           SERVICE CLASS
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $16.05   $14.09   $11.73   $10.00
Accumulation Unit Value (end of
  period)......................  $18.14   $16.05   $14.09   $11.73
Number of Units Outstanding (in
  000s) (end of period)........   1,527    1,220      719      228

                                                 MAINSTAY VP
                                               MID CAP CORE--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $14.96   $13.10   $10.88   $ 8.14   $10.00
Accumulation Unit Value (end of
  period)......................  $16.95   $14.96   $13.10   $10.88   $ 8.14
Number of Units Outstanding (in
  000s) (end of period)........     416      456      445      393      152

                                            MAINSTAY VP
                                          MID CAP GROWTH--
                                           SERVICE CLASS
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $16.42   $14.26   $11.83   $10.00
Accumulation Unit Value (end of
  period)......................  $17.63   $16.42   $14.26   $11.83
Number of Units Outstanding (in
  000s) (end of period)........   2,150    1,884    1,224      432


                                                 MAINSTAY VP
                                              MID CAP GROWTH--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $13.96   $12.09   $10.01   $ 7.01   $10.00
Accumulation Unit Value (end of
  period)......................  $15.02   $13.96   $12.09   $10.01   $ 7.01
Number of Units Outstanding (in
  000s) (end of period)........     600      672      657      592      199

                                            MAINSTAY VP
                                          MID CAP VALUE--
                                           SERVICE CLASS
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $13.92   $13.40   $11.59   $10.00
Accumulation Unit Value (end of
  period)......................  $15.61   $13.92   $13.40   $11.59
Number of Units Outstanding (in
  000s) (end of period)........   3,074    2,741    1,580      442

                                                 MAINSTAY VP
                                               MID CAP VALUE--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $12.42   $11.92   $10.29   $ 8.09   $10.00
Accumulation Unit Value (end of
  period)......................  $13.96   $12.42   $11.92   $10.29   $ 8.09
Number of Units Outstanding (in
  000s) (end of period)........   1,021    1,127    1,158    1,114      422


                                                  MAINSTAY VP
                                  MAINSTAY VP      MODERATE
                                   MODERATE         GROWTH                  MAINSTAY VP
                                 ALLOCATION--    ALLOCATION--             S&P 500 INDEX--
                                 SERVICE CLASS   SERVICE CLASS             SERVICE CLASS
                                 -------------   -------------   ----------------------------------
                                    2006(G)         2006(G)       2006     2005     2004    2003(B)
                                 -------------   -------------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........     $10.00          $10.00       $12.59   $12.23   $11.26   $10.00
Accumulation Unit Value (end of
  period)......................     $10.76          $10.97       $14.29   $12.59   $12.23   $11.26
Number of Units Outstanding (in
  000s) (end of period)........      1,962           1,981        4,488    4,057    3,132    1,038


                                                 MAINSTAY VP
                                               S&P 500 INDEX--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.66   $11.29   $10.37   $ 8.20   $10.00
Accumulation Unit Value (end of
  period)......................  $13.26   $11.66   $11.29   $10.37   $ 8.20
Number of Units Outstanding (in
  000s) (end of period)........   1,647    1,826    1,935    1,839      660


                                            MAINSTAY VP
                                             SMALL CAP
                                              GROWTH--
                                           SERVICE CLASS
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $13.21   $12.91   $12.01   $10.00
Accumulation Unit Value (end of
  period)......................  $13.81   $13.21   $12.91   $12.01
Number of Units Outstanding (in
  000s) (end of period)........   1,579    1,524    1,122      353

                                                 MAINSTAY VP
                                                  SMALL CAP
                                                  GROWTH--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.45   $11.16   $10.35   $ 7.41   $10.00
Accumulation Unit Value (end of
  period)......................  $12.00   $11.45   $11.16   $10.35   $ 7.41
Number of Units Outstanding (in
  000s) (end of period)........     590      677      726      726      243


                                            MAINSTAY VP
                                           TOTAL RETURN--
                                           SERVICE CLASS
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.88   $11.35   $10.86   $10.00
Accumulation Unit Value (end of
  period)......................  $12.79   $11.88   $11.35   $10.86
Number of Units Outstanding (in
  000s) (end of period)........     878      842      749      299


                                                 MAINSTAY VP
                                               TOTAL RETURN--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.33   $10.79   $10.29   $ 8.73   $10.00
Accumulation Unit Value (end of
  period)......................  $12.22   $11.33   $10.79   $10.29   $ 8.73
Number of Units Outstanding (in
  000s) (end of period)........     526      573      636      647      236

                                            MAINSTAY VP
                                              VALUE--
                                           SERVICE CLASS
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $13.39   $12.82   $11.72   $10.00
Accumulation Unit Value (end of
  period)......................  $15.64   $13.39   $12.82   $11.72
Number of Units Outstanding (in
  000s) (end of period)........   1,753    1,409    1,101      392

                                                 MAINSTAY VP
                                                   VALUE--
                                                INITIAL CLASS
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.06   $10.56   $ 9.63   $ 7.67   $10.00
Accumulation Unit Value (end of
  period)......................  $12.95   $11.06   $10.56   $ 9.63   $ 7.67
Number of Units Outstanding (in
  000s) (end of period)........     967    1,046    1,135    1,147      505



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                           ALGER AMERICAN                           ALGER AMERICAN
                                               SMALL                                     SMALL
                                          CAPITALIZATION--                         CAPITALIZATION--
                                              CLASS S                                   CLASS O
                                               SHARES                                   SHARES
                                 ----------------------------------   -------------------------------------------
                                  2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $15.95   $13.88   $12.11   $10.00    $15.20   $13.20   $11.49   $ 8.19   $10.00
Accumulation Unit Value
  (end of period)..............  $18.82   $15.95   $13.88   $12.11    $17.98   $15.20   $13.20   $11.49   $ 8.19
Number of Units Outstanding
  (in 000s) (end of period)....   1,003      685      432      132       202      204      185      175       46


                                             CVS CALVERT SOCIAL
                                             BALANCED PORTFOLIO
                                 -------------------------------------------
                                  2006     2005     2004     2003    2002(A)
                                 ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $12.06   $11.58   $10.85   $ 9.23   $10.00
Accumulation Unit Value
  (end of period)..............  $12.92   $12.06   $11.58   $10.85   $ 9.23
Number of Units Outstanding
  (in 000s) (end of period)....     451      421      382      210       38


                                    COLUMBIA SMALL CAP                   DREYFUS IP                      DREYFUS IP
                                        VALUE FUND,                      TECHNOLOGY                      TECHNOLOGY
                                     VARIABLE SERIES--                    GROWTH--                        GROWTH--
                                          CLASS B                      SERVICE CLASS                   INITIAL CLASS
                                 -------------------------   ----------------------------------   ------------------------
                                  2006     2005    2004(E)    2006     2005     2004    2003(B)    2006     2005     2004
                                 ------   ------   -------   ------   ------   ------   -------   ------   ------   ------
Accumulation Unit Value
  (beginning of period)........  $10.96   $10.54   $10.00    $11.77   $11.54   $11.68   $10.00    $10.79   $10.55   $10.65
Accumulation Unit Value
  (end of period)..............  $12.90   $10.96   $10.54    $12.07   $11.77   $11.54   $11.68    $11.09   $10.79   $10.55
Number of Units Outstanding
  (in 000s) (end of period)....     880      495       41       694      597      512      230       170      200      228

                                    DREYFUS IP
                                    TECHNOLOGY
                                     GROWTH--
                                  INITIAL CLASS
                                 ----------------
                                  2003    2002(A)
                                 ------   -------
Accumulation Unit Value
  (beginning of period)........  $ 7.16   $10.00
Accumulation Unit Value
  (end of period)..............  $10.65   $ 7.16
Number of Units Outstanding
  (in 000s) (end of period)....     207       51


                                          FIDELITY(R) VIP                           FIDELITY(R) VIP                 FIDELITY(R) VIP
                                          CONTRAFUND(R)--                           CONTRAFUND(R)--                 EQUITY-INCOME--
                                          SERVICE CLASS 2                            INITIAL CLASS                  SERVICE CLASS 2
                                 ----------------------------------   -------------------------------------------   ---------------
                                  2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)    2006     2005
                                 ------   ------   ------   -------   ------   ------   ------   ------   -------   ------   ------
Accumulation Unit Value
  (beginning of period)........  $15.42   $13.41   $11.82   $10.00    $14.33   $12.43   $10.93   $ 8.63   $10.00    $13.09   $12.58
Accumulation Unit Value
  (end of period)..............  $16.94   $15.42   $13.41   $11.82    $15.78   $14.33   $12.43   $10.93   $ 8.63    $15.48   $13.09
Number of Units Outstanding
  (in 000s) (end of period)....   5,137    3,612    2,004      467     1,269   $1,259    1,149    1,070      425     2,883    2,307

                               FIDELITY(R) VIP
                                 EQUITY-INCOME--
                               SERVICE CLASS 2
                                 ----------------
                                  2004    2003(B)
                                 ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.48   $10.00
Accumulation Unit Value
  (end of period)..............  $12.58   $11.48
Number of Units Outstanding
  (in 000s) (end of period)....   1,542      421


                                               FIDELITY(R) VIP                          FIDELITY(R) VIP
                                               EQUITY-INCOME--                             MID CAP--
                                                INITIAL CLASS                           SERVICE CLASS 2
                                 -------------------------------------------   ----------------------------------
                                  2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(C)
                                 ------   ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $12.01   $11.51   $10.47   $ 8.15   $10.00    $16.31   $14.02   $11.41   $10.00
Accumulation Unit Value
  (end of period)..............  $14.23   $12.01   $11.51   $10.47   $ 8.15    $18.07   $16.31   $14.02   $11.41
Number of Units Outstanding
  (in 000s) (end of period)....     772      782      801      773      270     2,390    1,867    1,020       95

                                            JANUS ASPEN
                                         SERIES BALANCED--
                                           SERVICE SHARES
                                 ----------------------------------
                                  2006     2005     2004    2003(B)
                                 ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.91   $11.22   $10.51   $10.00
Accumulation Unit Value
  (end of period)..............  $12.96   $11.91   $11.22   $10.51
Number of Units Outstanding
  (in 000s) (end of period)....   2,425    2,327    1,869      722


                                                                                          JANUS ASPEN
                                                 JANUS ASPEN                            SERIES WORLDWIDE
                                              SERIES BALANCED--                             GROWTH--
                                            INSTITUTIONAL SHARES                         SERVICE SHARES
                                 -------------------------------------------   ----------------------------------
                                  2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)
                                 ------   ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.76   $11.05   $10.33   $ 9.19   $10.00    $12.27   $11.79   $11.44   $10.00
Accumulation Unit Value
  (end of period)..............  $12.83   $11.76   $11.05   $10.33   $ 9.19    $14.26   $12.27   $11.79   $11.44
Number of Units Outstanding
  (in 000s) (end of period)....   1,523    1,691    1,916    2,032      884       691      640      515      195

                                                JANUS ASPEN
                                             SERIES WORLDWIDE
                                                 GROWTH--
                                           INSTITUTIONAL SHARES
                                 -----------------------------------------
                                  2006     2005    2004    2003    2002(A)
                                 ------   ------   -----   -----   -------
Accumulation Unit Value
  (beginning of period)........  $10.25   $ 9.83   $9.52   $7.79   $10.00
Accumulation Unit Value
  (end of period)..............  $11.94   $10.25   $9.83   $9.52   $ 7.79
Number of Units Outstanding
  (in 000s) (end of period)....     504      557     612     659      267



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(e) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                               MFS(R)                                   MFS(R)                         MFS(R)
                                             INVESTORS                                INVESTORS                       RESEARCH
                                           TRUST SERIES--                           TRUST SERIES--                    SERIES--
                                           SERVICE CLASS                            INITIAL CLASS                   SERVICE CLASS
                                 ----------------------------------   ------------------------------------------   ---------------
                                  2006     2005     2004    2003(B)    2006     2005     2004    2003    2002(A)    2006     2005
                                 ------   ------   ------   -------   ------   ------   ------   -----   -------   ------   ------
Accumulation Unit Value
  (beginning of period)........  $12.68   $12.02   $10.97   $10.00    $11.37   $10.75   $ 9.80   $8.14   $10.00    $12.99   $12.25
Accumulation Unit Value
  (end of period)..............  $14.08   $12.68   $12.02   $10.97    $12.67   $11.37   $10.75   $9.80   $ 8.14    $14.11   $12.99
Number of Units Outstanding
  (in 000s) (end of period)....     148      140       91       43       104      113      123     126       57       184      168

                                     MFS(R)
                                    RESEARCH
                                    SERIES--
                                  SERVICE CLASS
                                 ---------------
                                  2004     2003
                                 ------   ------
Accumulation Unit Value
  (beginning of period)........  $10.75   $10.00
Accumulation Unit Value
  (end of period)..............  $12.25   $10.75
Number of Units Outstanding
  (in 000s) (end of period)....     131       43



                                                   MFS(R)
                                                  RESEARCH                        MFS(R) UTILITIES          NEUBERGER BERMAN AMT
                                                  SERIES--                            SERIES--                     MID-CAP
                                               INITIAL CLASS                        SERVICE CLASS              GROWTH--CLASS S
                                 ------------------------------------------   -------------------------   -------------------------
                                  2006     2005     2004    2003    2002(A)    2006     2005    2004(D)    2006     2005    2004(D)
                                 ------   ------   ------   -----   -------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.76   $11.07   $ 9.69   $7.89   $10.00    $16.85   $14.67   $11.46    $14.47   $12.95   $11.32
Accumulation Unit Value (end of
  period)......................  $12.80   $11.76   $11.07   $9.69   $ 7.89    $21.75   $16.85   $14.67    $16.33   $14.47   $12.95
Number of Units Outstanding (in
  000s) (end of period)........      84       96      102     107       45     2,919    2,044      444       317      213      116

                                   ROYCE MICRO-
                                       CAP
                                   PORTFOLIO--
                                    INVESTMENT
                                      CLASS
                                 ----------------
                                  2006    2005(F)
                                 ------   -------
Accumulation Unit Value
  (beginning of period)........  $11.85   $10.00
Accumulation Unit Value (end of
  period)......................  $14.14   $11.85
Number of Units Outstanding (in
  000s) (end of period)........     821      190



                                 ROYCE SMALL-CAP
                                   PORTFOLIO--                T. ROWE PRICE                         T. ROWE PRICE EQUITY
                                 INVESTMENT CLASS      EQUITY INCOME PORTFOLIO--II                   INCOME PORTFOLIO--I
                                 ----------------   ----------------------------------   -------------------------------------------
                                  2006    2005(F)    2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)
                                 ------   -------   ------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $10.98   $10.00    $12.96   $12.68   $11.23   $10.00    $11.79   $11.51   $10.17   $ 8.22   $10.00
Accumulation Unit Value (end of
  period)......................  $12.49   $10.98    $15.16   $12.96   $12.68   $11.23    $13.83   $11.79   $11.51   $10.17   $ 8.22
Number of Units Outstanding (in
  000s) (end of period)........     694      284     4,290    3,492    1,941      478     1,176    1,236    1,154    1,084      420



                                                                                         VAN KAMPEN UIF
                                              VAN ECK WORLDWIDE                         EMERGING MARKETS
                                                 HARD ASSETS                            EQUITY--CLASS II
                                 -------------------------------------------   ----------------------------------
                                  2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)
                                 ------   ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $22.00   $14.71   $12.04   $ 8.42   $10.00    $21.82   $16.55   $13.65   $10.00
Accumulation Unit Value (end of
  period)......................  $26.99   $22.00   $14.71   $12.04   $ 8.42    $29.49   $21.82   $16.55   $13.65
Number of Units Outstanding (in
  000s) (end of period)........   1,871    1,242      480      121       39       924      582      287       53



                                                                                      VICTORY VIF
                                               VAN KAMPEN UIF                     DIVERSIFIED STOCK--
                                          EMERGING MARKETS--CLASS I                 CLASS A SHARES
                                 -------------------------------------------   -------------------------
                                  2006     2005     2004     2003    2002(A)    2006     2005    2004(D)
                                 ------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)........  $18.60   $14.10   $11.62   $ 7.88   $10.00    $11.68   $10.90   $10.00
Accumulation Unit Value (end of
  period)......................  $25.14   $18.60   $14.10   $11.62   $ 7.88    $13.08   $11.68   $10.90
Number of Units Outstanding (in
  000s) (end of period)........     223      203      139      110       58       498      361      147



(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $76.4 billion at the end of 2006. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account currently has 74 Investment Divisions, 44 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.



     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the Policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.



     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Conservative Allocation;
                                 Management LLC                      MainStay VP Growth Allocation;
                                                                     MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation

                                 Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                 ("MacKay")                          MainStay VP Bond;
                                                                     MainStay VP Capital Appreciation;
                                                                     MainStay VP Cash Management;
                                                                     MainStay VP Common Stock;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Floating Rate;
                                                                     MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth;
                                                                     MainStay VP Mid Cap Value;
                                                                     MainStay VP S&P 500 Index;
                                                                     MainStay VP Small Cap Growth;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value

                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.

                                 Subadviser: Institutional Capital   MainStay VP ICAP Select Equity
                                 LLC

                                 Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                 Management, Inc.

                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------


FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Company,   Calvert Social Balanced Portfolio
                                 Inc.
                                 Subadvisors (equity portion): New
                                 Amsterdam Partners LLC and SSgA
                                 Funds Management, Inc. (No
                                 subadvisor on fixed income
                                 portion)
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable          Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadvisers: FMRUK, FMRFE, FIJL,    Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                            Series; MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio II
Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management, Inc.    Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------



     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, SAI and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.


     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.


     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.


     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death. The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action taken We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life Essentials Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.




-----------------------------------------------------------------------------------------------------------------------------------
                          NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                            ESSENTIALS        LONGEVITY BENEFIT     PREMIUM PLUS ELITE      ELITE VARIABLE       PREMIUM PLUS II
                        VARIABLE ANNUITY#     VARIABLE ANNUITY#     VARIABLE ANNUITY#          ANNUITY#         VARIABLE ANNUITY#
-----------------------------------------------------------------------------------------------------------------------------------
Surrender Charge       7 Years (7%, 7%, 7%,   10 Years (8%, 8%,     10 Years (8%, 8%,    8 Years (8%, 8%, 8%,  8 Years (8%, 8%, 8%,
Period                     6%, 6%, 5%,       8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,     7%, 6%, 5%, 4%,       7%, 6%, 5%, 4%,
                       4% -- based on each   3%, 3%, 3% -- based   3%, 3%, 3% -- based   3% -- based on each   3% -- based on each
                         premium payment     on the Policy Date)*    on each premium       premium payment       premium payment
                              date)                                   payment date)*            date)*                date)*
-----------------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan     Yes (6, 12, 18 month      Yes (6 month          Yes (6 month          Yes (6 month          Yes (6 month
                            accounts)              account)              account)              account)              account)
-----------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                 Yes                   Yes                   Yes                   Yes                   Yes
-----------------------------------------------------------------------------------------------------------------------------------
Longevity Benefit               No                   Yes                    No                    No                    No
-----------------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                   Yes                   Yes                    No                   Yes
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes                   Yes                   Yes                   Yes                   Yes
                            - One-Year             One-Year              One-Year              One-Year              One-Year
                           - Three-Year
-----------------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age         Optional              Optional              Optional        Annual reset to age
Guarantee                       80           Annual reset to age   Annual reset to age   Annual reset to age            80
                                                      80                    80                    80
-----------------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit           N/A                  0.30%          Ages 65 or            Ages 65 or                    N/A
Reset Charge                                                       younger:     0.30%    younger:     0.30%
                                                                   Ages 66 to 75: 0.35%  Ages 66 to 75: 0.35%
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.45%                 1.35%                 1.90%                 1.70%                 1.75%
Risk and               Based on assets of    Based on Adjusted     Based on Adjusted     Based on Adjusted     Based on assets of
Administration Costs   the Separate          Premium Payments.     Premium Payments.     Premium Payments.     the Separate
Charge                 Account.              Charge is not         Charge is not         Charge is not         Account.
                       Charge is reflected   reflected in the      reflected in the      reflected in the      Charge is reflected
                       in the Accumulation   Accumulation Unit     Accumulation Unit     Accumulation Unit     in the Accumulation
                       Unit Value            Value                 Value                 Value                 Unit Value
-----------------------------------------------------------------------------------------------------------------------------------
Longevity Benefit              N/A           1.00%                         N/A                   N/A                   N/A
Charge                                       Based on the total
                                             premium payment made
                                             to the policy.
-----------------------------------------------------------------------------------------------------------------------------------
Annual Policy Service          $30                   $30                   $30                   $30                   $30
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $50,000               $100,000              $100,000              $100,000              $100,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------------------------------------------------
                          NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                         SELECT VARIABLE       FLEXIBLE PREMIUM      ACCESS VARIABLE
                             ANNUITY#         VARIABLE ANNUITY#          ANNUITY#
---------------------  ----------------------------------------------------------------
Surrender Charge         3 Years (8%, 8%,    9 Years (7%, 7%, 7%,          None
Period                 7% -- based on each   6%, 5%, 4%, 3%, 2%,
                         premium payment        1% -- based on
                              date)              policy date)
------------------------------------------------------------------------------------------------------------
DCA Advantage Plan     Yes (6 and 12 month            No                    No
                            accounts)
----------------------------------------------------------------------------------------------------------------------------------
Interest Sweep                 Yes                   Yes                    No
-----------------------------------------------------------------------------------------------------------------------------------
Longevity Benefit               No                    No                    No
-----------------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                    No                    No
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes                   Yes                   Yes
                             One-Year              One-Year              One-Year
-----------------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age   3 year reset to age     Annual reset to
Guarantee                       80                    85                  age 80
-----------------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit           N/A                   N/A                   N/A
Reset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.85%                 1.40%                 1.55%
Risk and               Based on assets of    Based on assets of    Based on assets of
Administration Costs   the Separate          the Separate          the Separate
Charge                 Account.              Account.              Account.
                       Charge is reflected   Charge is reflected   Charge is reflected
                       in the Accumulation   in the Accumulation   in the Accumulation
                       Unit Value            Unit Value            Unit Value
-----------------------------------------------------------------------------------------------------------------------------------
Longevity Benefit              N/A                   N/A                   N/A
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Annual Policy Service          $50                   $30                   $40*
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000              $20,000               $50,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------------------



       All policies and features may not be available in all
       jurisdictions.
   #   Each formerly a LifeStages(R) Variable Annuity.
   *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs, SEPs and SIMPLE IRAs;

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:



     - A guaranteed death benefit, as explained in this Prospectus.


     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.


     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.


     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.



     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 44 Investment Divisions, the DCA Advantage Plan Accounts, plus the Fixed Accounts. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Allocation Alternative at the time a premium payment is made.



     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 for Non-Qualified and Qualified Policies, (age 80 in New York and Pennsylvania). The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.



     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 15 of this Prospectus, and We agree.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth the provision in your Policy.


     ISSUE AGES


     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.


     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the 3-Year Fixed Account. In addition, you can also transfer from the DCA Advantage Plan Accounts into the Investment Divisions and the 1-Year Fixed Account, (see "The DCA Advantage Plan"). You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the 1-Year Fixed Account is $500.

Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNTS.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")


     - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);


     - use the IVR at 1-800-598-2019;

     - speak to a Customer Service Representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.


     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.


     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund


     - limit the dollar amount, frequency, or number of transfers.



     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost

Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.


     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the Investment Company Act of 1940, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.


     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.


     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

       (1) an adverse effect on portfolio management, such as:

            a) impeding a portfolio manager's ability to sustain an investment objective;

            b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or


            c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.


       (2) increased administrative and Fund brokerage expenses.

       (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies. We may revoke VSC and IVR privileges for certain policyowners (see "THE POLICIES -- Limits on Transfers").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number ("PIN"). With your Social Security Number, the PIN will give you access to both the VSC on Our Corporate website, WWW.NEWYORKLIFE.COM, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.


     We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.


     Service requests are binding on all owners if the policy is jointly owned. Financial requests received Saturday and Sunday and after 4:00 p.m. ("Eastern Time") or on non-Business Days Monday through Friday will be processed as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable.

     VSC


     The VSC is available Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. ("Eastern Time").


     The VSC enables you to:


        -- e-mail your Registered Representative or VPSC;


        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- reset your PIN;

        -- change your address; and

        -- obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        -- obtain current Policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- request a loan on your policy; and

        -- speak with one of Our Customer Service Representatives Monday through
           Friday from 9:00 a.m. to 6:00 p.m. ("Eastern Time").


     You can authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. To authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "THE POLICIES -- Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.



     Facsimile requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.


     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.



     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:



 ------------------------------------------------------------------
             AMOUNT           ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE           PURCHASED
 ------------------------------------------------------------------
 1             $100              $10.00                10.00
 ------------------------------------------------------------------
 2             $100              $ 8.00                12.50
 ------------------------------------------------------------------
 3             $100              $12.50                 8.00
 ------------------------------------------------------------------
 4             $100              $ 7.50                13.33
 ------------------------------------------------------------------
Total          $400              $38.00                43.83
 ------------------------------------------------------------------

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make Dollar Cost Averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under Our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.



     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan


     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 15 of this Prospectus.


     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Accounts. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. (You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account.) You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in

18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2007 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2007, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or 1-Year Fixed Account by December 31, 2007 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur, (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under to this option.



     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.


     This feature is available to you at no additional cost.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers, (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers, (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date the transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).


     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.


     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such lower amount as We may determine.


     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25, (or such lower amount as We may permit).


     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNTS" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit ("EBB") Riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider, (if the EBB Rider is elected), and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the owner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)


     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.


     The amount that is guaranteed under the rider will depend on when you select or reset it:

           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.


           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 15 of this Prospectus.



          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.


     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of: (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.



     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--Rider Risk Charge Adjustment.") The cancellation of the rider will be effective as of the date either VPSC or the Registered Representative receives your cancellation request.



     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP-IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.


     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000-$25,000) = $75,000. If this policy is
surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")


     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


AGE OF OLDEST OWNER                                                 RANGE OF
OR ANNUITANT                                                 APPLICABLE PERCENTAGES
-------------------                                          ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.


     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.


     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.


     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, if you are not the Annuitant, or the Annuitant, die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated, (Accumulation Value - Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.


     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements at VPSC), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).


     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you, (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.

     POLICYOWNER INQUIRIES


     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY--Questions 15, 16 and 17.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NOT ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.


     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS. (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth payment year, 4% in the seventh payment year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  CHARGE
------------                                                  ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    6%
6...........................................................    5%
7...........................................................    4%
8+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free withdrawals during the Policy Year, or (iii) the Accumulation Value less accumulated premium payments.


     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Separate Account Charge


     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.


     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $50,000. This charge of $30 is imposed at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (d) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC or the Registered Representative receives your cancellation request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the

Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.


     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider. This charge will not change once your policy is issued.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.


     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.


     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to US to VPSC at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or Fixed Accounts from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise.

     Electing any periodic partial withdrawal will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNTS--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greatest of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date, ("Reset Anniversary"), until you or the Annuitant reaches age
80. On the First Policy Anniversary, We calculate the reset value by comparing
(a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary, (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greatest of:

(a)  Accumulation Value: $175,000
(b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
(c)  Reset value--the greater of:    a)  Current Accumulation Value--$175,000; and
                                     b)  Last Reset Value, plus premiums, less withdrawals. That is:
                                         $220,000 + $0 - (($20,000/$250,000)($220,000))
                                         = $220,000 - (0.08)($220,000)
                                         = $220,000 - $17,600
                                         = $202,400

In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals, less any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     NYLIAC will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     NYLIAC will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.



     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship


     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.


     Situations where payment may be delayed:


          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:


             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.



          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity

Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or after a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code. Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.


     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro-rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.


     For all loans, of the assets being held in the Fixed Account(s) to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account(s) to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.



     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.


     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Accounts on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.


     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis, (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Accounts.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy which occurs within the lifetime you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Accounts or a DCA Account.

     See the policy itself for details and a description of the Fixed Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.


     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.



          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by the Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to of $2,500 for 2007 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.


     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulation issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).


     Beginning in 2006, regulations under Code Section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking into account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.


     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.


     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for New York Life Essentials Variable Annuity policies during the fiscal years ended December 31, 2006, 2005, and 2004 were $12,043,901, $11,896,403 and $13,697,763, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
FINANCIAL STATEMENTS........................................  F-1



     How to obtain a New York Life Essentials Variable Annuity Statement of
                            Additional Information.


               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------


      Please send me a New York Life Essentials Variable Annuity Statement


                  of Additional Information dated May 1, 2007:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2007

                                      FOR

                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY


              (FORMERLY LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Essentials Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Essentials Variable Annuity Prospectus dated May 1, 2007. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Essentials Variable Annuity Prospectus.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
THE POLICIES................................................     2
     Valuation of Accumulation Units........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     3
     Tax Status of the Policies.............................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     5
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
FINANCIAL STATEMENTS........................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), is determined by the following formula:

                                    (a/b)-c

Where: a = the result of:


             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;


          b = is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and



          c = is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.45% of the daily average Variable Accumulation Value. (See "Charges and Deductions -- Other Charges.")


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 61 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENT BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.


     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2006 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2007



                   to the Prospectuses dated May 1, 2007 for


                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY


                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY


                     NEW YORK LIFE SELECT VARIABLE ANNUITY


                         NEW YORK LIFE VARIABLE ANNUITY


                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY


               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND


                      NEW YORK LIFE ELITE VARIABLE ANNUITY


               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY


                     NEW YORK LIFE ACCESS VARIABLE ANNUITY


                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2007 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS


1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        (a) for New York Life Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


          (c) for New York Life Essentials policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (d) for New York Life Select policies:

              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (e) for New York Life Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (f) for New York Life Premium Plus Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.


          (g) for New York Life Access policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments


1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:



        (a) for New York Life Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


        (b) for New York Life Premium Plus and New York Life Premium Plus II policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


        (c) for New York Life Essentials policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


        (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (e) for New York Life Elite policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (f) for New York Life Premium Plus Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.


          (g) for New York Life Access policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders


1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:


        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).


2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:


        For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.
--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                          PROSPECTUS DATED MAY 1, 2007


                                      FOR

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY


                  (FORMERLY MAINSTAY ACCESS VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


    This Prospectus describes the individual flexible premium New York Life Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can Use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.



    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES. Below is a list of 44 Investment Divisions available in your policy in addition to the Fixed Account.



  -    MainStay VP Balanced--Service Class
  -    MainStay VP Bond--Initial Class
  -    MainStay VP Capital Appreciation--Initial Class
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock--Initial Class
  -    MainStay VP Conservative Allocation--Service Class
  -    MainStay VP Convertible--Initial Class
  -    MainStay VP Developing Growth--Initial Class
  -    MainStay VP Floating Rate--Service Class
  -    MainStay VP Government--Initial Class
  -    MainStay VP Growth Allocation--Service Class
  -    MainStay VP High Yield Corporate Bond--Initial
       Class
  -    MainStay VP ICAP Select Equity--Initial Class(1)
  -    MainStay VP Income & Growth--Initial Class(2)
  -    MainStay VP International Equity--Initial Class
  -    MainStay VP Large Cap Growth--Initial Class
  -    MainStay VP Mid Cap Core--Service Class
  -    MainStay VP Mid Cap Growth--Service Class
  -    MainStay VP Mid Cap Value--Initial Class
  -    MainStay VP Moderate Allocation--Service Class
  -    MainStay VP Moderate Growth Allocation--Service
       Class
  -    MainStay VP S&P 500 Index--Initial Class
  -    MainStay VP Small Cap Growth--Initial Class
  -    MainStay VP Total Return--Initial Class
  -    MainStay VP Value--Initial Class
  -    Alger American Small Capitalization--Class O
       Shares
  -    CVS Calvert Social Balanced Portfolio
  -    Columbia Small Cap Value Fund, Variable Series--
       Class B
  -    Dreyfus IP Technology Growth--Initial Shares
  -    Fidelity(R) VIP Contrafund(R)--Initial Class
  -    Fidelity(R) VIP Equity-Income--Initial Class
  -    Fidelity(R) VIP Mid Cap--Service Class 2
  -    Janus Aspen Series Balanced--Institutional Shares
  -    Janus Aspen Series Worldwide Growth--Institutional
       Shares
  -    MFS(R) Investors Trust Series--Initial Class
  -    MFS(R) Research Series--Initial Class
  -    MFS(R) Utilities Series--Initial Class
  -    Neuberger Berman AMT Mid-Cap Growth Portfolio--
       Class I
  -    Royce Micro-Cap Portfolio--Investment Class
  -    Royce Small-Cap Portfolio--Investment Class
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity--Class I
  -    Victory VIF Diversified Stock--Class A Shares


---------------


(1) Formerly MainStay VP Basic Value



(2) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.


    We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.


    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Neuberger Berman Advisers Management Trust, the Victory Variable Insurance Funds, the Royce Capital Fund and the Van Eck Worldwide Insurance Trust (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio. Please contact Us at (800) 762-6212 or Your registered representative if you do not have the accompanying book of underlying fund prospectuses.



    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.


    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    5
EXAMPLES...............................    9
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE ACCESS VARIABLE ANNUITY.........   12
  How Do I Contact NYLIAC?.............   14
FINANCIAL STATEMENTS...................   14
CONDENSED FINANCIAL INFORMATION........   15
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   19
  New York Life Insurance and Annuity
     Corporation.......................   19
  The Separate Account.................   19
  The Portfolios.......................   19
  Additions, Deletions, or
     Substitutions of Investments......   21
  Reinvestment.........................   22
THE POLICIES...........................   22
  Qualified and Non-Qualified
     Policies..........................   22
  Transfers............................   23
  Limits on Transfers..................   23
  Procedures for Telephone/Web
     Transactions......................   25
  Dollar Cost Averaging (DCA)
     Program...........................   25
  Automatic Asset Reallocation.........   27
  Accumulation Period..................   27
     (a) Valuation of Accumulation
          Units........................   27
  Riders...............................   27
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)..............   27
     (b) Enhanced Spousal Continuance
         Rider (Optional)..............   29
  Policyowner Inquiries................   29
  Records and Reports..................   30
CHARGES AND DEDUCTIONS.................   30
  Separate Account Charge..............   30
  Policy Service Charge................   30
  Transfer Fees........................   30
  Group and Sponsored Arrangements.....   30

                                         PAGE
                                         ----
  Taxes................................   31
  Fund Charges.........................   31
  Enhanced Beneficiary Benefit Rider
     Charge (optional).................   31
DISTRIBUTIONS UNDER THE POLICY.........   31
  Surrenders and Withdrawals...........   31
     (a) Surrenders....................   32
     (b) Partial Withdrawals...........   32
     (c) Periodic Partial
          Withdrawals..................   32
     (d) Hardship Withdrawals..........   32
  Required Minimum Distribution
     Option............................   32
  Our Right to Cancel..................   33
  Annuity Commencement Date............   33
  Death Before Annuity Commencement....   33
  Income Payments......................   34
     (a) Election of Income Payment
          Options......................   34
     (b) Proof of Survivorship.........   35
  Delay of Payments....................   35
  Designation of Beneficiary...........   35
  Restrictions Under Code Section
     403(b)(11)........................   36
THE FIXED ACCOUNT......................   36
     (a) Interest Crediting............   36
     (b) Transfers to Investment
          Divisions....................   36
     (c) Transfers to Fixed Account....   36
FEDERAL TAX MATTERS....................   37
  Introduction.........................   37
  Taxation of Annuities in General.....   37
  Qualified Policies...................   38
     (a) Section 403(b) Plans..........   38
     (b) Individual Retirement
          Annuities....................   38
     (c) Roth Individual Retirement
          Annuities....................   38
     (d) Inherited IRAs................   39
  Taxation of Death Benefits...........   39
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   39
VOTING RIGHTS..........................   40
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").......   41

     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. With respect to any written service requests, however, "NYLIAC, We, Our or Us" means the New York Life (NYL) Annuity Service Center at one of the addresses listed in Question 11 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY".


PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.


POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted. THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.


                        POLICYOWNER TRANSACTION EXPENSES

 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (calculated
   as a percentage of the amount withdrawn).                     None
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each
 transfer over 12 in a Policy Year
 (currently no charge for the first 12 transfers in a Policy
 Year).                                                           $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 --------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than
 $50,000 Accumulation Value; may be lower in some
 jurisdictions).                                                  $40
   CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL
   EXPENSES CHARGE (calculated as an annualized percentage of the daily average Variable Accumulation Value, including
   mortality and expense risk and administrative fees).         1.55%


                             OPTIONAL RIDER CHARGES



 --------------------------------------------------------------------
   GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER
   CHARGE (calculated as an annualized percentage of the
   policy's Accumulation Value, deducted on a quarterly
   basis).                                                      1.00%
     Current Enhanced Beneficiary Benefit Rider Charge          0.30%


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


                                                               -------------------
                                                               MINIMUM    MAXIMUM
 ---------------------------------------------------------------------------------
 Expenses that are deducted from the Investment Division        0.35%      1.63%
   assets, including management fees, 12b-1 fees,
   administration fees and other expenses as of December 31,
   2006.



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  --------------------------------------------------------------------------------------------------------------------------------
                                                                                   ESTIMATED        TOTAL FUND
                                                                                   UNDERLYING     ANNUAL EXPENSES   EXPENSE WAIVER
                              ADVISORY    ADMINISTRATION    12B-1      OTHER     PORTFOLIO FEES   (BEFORE EXPENSE       AND/OR
            FUND                FEE            FEE         FEES(**)   EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  --------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Conservative
   Allocation -- Service
   Class                       0.00%          0.00%          0.25%     0.28%(a)          0.61%(b)      1.14%            0.03%
  MainStay VP Growth
   Allocation -- Service
   Class                       0.00%          0.00%          0.25%     0.24%(a)          0.74%(b)      1.23%            0.00%
  MainStay VP ICAP Select
   Equity -- Initial Class
   (formerly MainStay VP
   Basic Value)                0.60%(c)       0.20%          0.00%     0.13%(d)          0.00%         0.93%(c)         0.05%
  MainStay VP Mid Cap
   Core -- Service Class       0.85%(f)       0.00%          0.25%     0.08%             0.01%         1.19%(e)         0.00%
  MainStay VP Mid Cap
   Value -- Initial Class      0.70%(g)       0.00%          0.00%     0.06%             0.02%         0.78%(e)         0.00%
  MainStay VP Moderate
   Allocation -- Service
   Class                       0.00%          0.00%          0.25%     0.15%(a)          0.64%(b)      1.04%            0.00%
  MainStay VP Moderate
   Growth Allocation --
   Service Class               0.00%          0.00%          0.25%     0.13%(a)          0.70%(b)      1.08%            0.00%
  Neuberger Berman AMT Mid
   Cap Growth -- Class I       0.83%(h)       0.00%(h)       0.00%     0.08%               n/a         0.91%            0.00%

  -------------------------  ---------------
                             NET TOTAL FUND
                             ANNUAL EXPENSES
                              AFTER EXPENSE
            FUND             REIMBURSEMENTS
  -------------------------  ---------------
  MainStay VP Conservative
   Allocation -- Service
   Class                          1.11%
  MainStay VP Growth
   Allocation -- Service
   Class                          1.23%
  MainStay VP ICAP Select
   Equity -- Initial Class
   (formerly MainStay VP
   Basic Value)                   0.88%
  MainStay VP Mid Cap
   Core -- Service Class          1.19%
  MainStay VP Mid Cap
   Value -- Initial Class         0.78%
  MainStay VP Moderate
   Allocation -- Service
   Class                          1.04%
  MainStay VP Moderate
   Growth Allocation --
   Service Class                  1.08%
  Neuberger Berman AMT Mid
   Cap Growth -- Class I          0.91%(i)



(#) Shown as a percentage of average net assets for the fiscal year ended
    December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios based on the allocation of the Fund's assets among the Underlying Portfolios during the Portfolio's fiscal year ended, December 31, 2006. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios and the actual expenses of the Underlying Portfolios.



(c) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has contractually agreed to waive its advisory fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. Without this contractual waiver, the actual advisory fee would be 0.60% on assets up to $250 million and 0.55% on assets in excess of $250 million. The contractual waiver may be modified or terminated only with the approval of the Board of Directors.



(d) Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(e) The Total Fund Annual Expense may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



(f) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets and reflects an aggregate fee for advisory and administrative services. Effective January 1, 2007, NYLIM has contractually agreed to waive a portion of its management fee so that the management fee is 0.80% for assets over $500 million. Without this contractual waiver, the actual management fee would be 0.85% on all asset levels. This contractual waiver may be modified or terminated only with the approval of the Board of Directors.



(g) The fees designated as "Advisory Fees" reflect "Management Fees," The Management Fee reflects an aggregate fee for advisory and administrative services.



(h) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



(i) Class I: Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Mid-Cap Growth and Partners Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

  ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    TOTAL FUND
                                                                ADVISORY     ADMINISTRATION    12B-1      OTHER       ANNUAL
                             FUND                                 FEES            FEES        FEES(**)   EXPENSES   EXPENSE(A)
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class                           0.75%(b)       0.00%         0.25%      0.10%(c)    1.10%(d)
  MainStay VP Bond -- Initial Class                               0.25%          0.20%         0.00%      0.07%(c)    0.52%(d)
  MainStay VP Capital Appreciation -- Initial Class               0.36%          0.20%         0.00%      0.06%(c)    0.62%(d)
  MainStay VP Cash Management                                     0.25%(e)       0.20%         0.00%      0.07%       0.52%
  MainStay VP Common Stock -- Initial Class                       0.25%          0.20%         0.00%      0.07%(c)    0.52%(d)
  MainStay VP Convertible -- Initial Class                        0.36%          0.20%         0.00%      0.08%(c)    0.64%(d)
  MainStay VP Developing Growth -- Initial Class                  0.60%(f)       0.20%         0.00%      0.16%(c)    0.96%(d)
  MainStay VP Floating Rate -- Service Class                      0.60%(b)       0.00%         0.25%      0.10%       0.95%
  MainStay VP Government -- Initial Class                         0.30%          0.20%         0.00%      0.07%(c)    0.57%(d)
  MainStay VP High Yield Corporate Bond -- Initial Class          0.30%          0.20%         0.00%      0.06%(c)    0.56%(d)
  MainStay VP Income & Growth -- Initial Class*                   0.50%(f)       0.20%         0.00%      0.12%(c)    0.82%(d)
  MainStay VP International Equity -- Initial Class               0.60%          0.20%         0.00%      0.12%(c)    0.92%(d)
  MainStay VP Large Cap Growth -- Initial Class                   0.50%(g)       0.20%         0.00%      0.10%(c)    0.80%(d)
  MainStay VP Mid Cap Growth -- Service Class                     0.75%(b)       0.00%         0.25%      0.07%(c)    1.07%(d)
  MainStay VP S&P 500 Index -- Initial Class                      0.09%(h)       0.20%         0.00%      0.06%(c)    0.35%(d)
  MainStay VP Small Cap Growth -- Initial Class                   0.90%(b)       0.00%         0.00%      0.08%(c)    0.98%(d)
  MainStay VP Total Return -- Initial Class                       0.32%          0.20%         0.00%      0.07%(c)    0.59%(d)
  MainStay VP Value -- Initial Class                              0.36%          0.20%         0.00%      0.07%(c)    0.63%(d)
  Alger American Small Capitalization -- Class O Shares           0.81%(i)       0.00%         0.00%      0.12%       0.93%
  CVS Calvert Social Balanced Portfolio                           0.70%(j)       0.00%         0.00%      0.21%       0.91%(k)
  Columbia Small Cap Value Fund, Variable Series -- Class B       0.80%(j)       0.00%         0.25%      0.11%       1.16%
  Dreyfus IP Technology Growth -- Initial Shares                  0.75%          0.00%         0.00%      0.11%(w)    0.86%
  Fidelity(R) VIP Contrafund(R) -- Initial Class                  0.57%(j)       0.00%         0.00%      0.09%       0.66%(l)
  Fidelity(R) VIP Equity Income -- Initial Class                  0.47%(j)       0.00%         0.00%      0.10%       0.57%(l)
  Fidelity(R) VIP Mid Cap -- Service Class 2                      0.57%(j)       0.00%         0.25%      0.11%       0.93%(l)
  Janus Aspen Series Balanced -- Institutional Shares             0.55%(m)       0.00%         0.00%      0.03%       0.58%(n)
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares(o)                                                     0.60%(m)       0.00%         0.00%      0.04%       0.64%(n)
  MFS(R) Investors Trust Series -- Initial Class                  0.75%(j)       0.00%         0.00%      0.11%       0.86%(p)
  MFS(R) Research Series -- Initial Class                         0.75%(j)       0.00%         0.00%      0.14%       0.89%(p)
  MFS(R) Utilities Series -- Initial Class                        0.75%(j)       0.00%         0.00%      0.11%       0.86%(p)
  Royce Micro-Cap Portfolio -- Investment Class                   1.25%          0.00%         0.00%      0.06%       1.31%
  Royce Small-Cap Portfolio -- Investment Class                   1.00%          0.00%         0.00%      0.08%       1.08%
  T. Rowe Price Equity Income Portfolio                           0.85%(q)       0.00%         0.00%      0.00%       0.85%
  Van Eck Worldwide Hard Assets Fund                              1.00%          0.00%         0.00%      0.13%       1.13%
  Van Kampen UIF Emerging Markets Equity -- Class I(t)            1.23%(j)       0.00%         0.00%      0.40%       1.63%(r)
  Victory VIF Diversified Stock -- Class A Shares                 0.30%(s)       0.00%         0.25%      0.57%(t)    1.12%(u)



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(*) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending Shareholder approval, the merger is expected to be effective as of August 17, 2007.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(d) The "Total Fund Annual Portfolio Operating Expense" may differ from the amounts shown in the Financial Highlights section of the fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



(e) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.25% up to $500 million and 0.20% on assets in excess of $500 million.



(f) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $100 million, 0.45% from $100 million to $200 million and 0.40% on assets in excess of $200 million.



(g) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $200 million and 0.40% on assets in excess of $200 million.



(h) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has voluntarily agreed to waive a portion of its advisory fee so that the advisory fee is 0.05% on assets up to $1 billion and 0.025% on assets in excess of $1 billion. Without this waiver, the actual advisory fee would be 0.10% up to $1 billion and 0.075% on assets in excess of $1 billion.



(i) Previously, the portfolio's Advisory Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.



(j)  The fees designated as "Advisory Fees" reflect "Management Fees".



(k) "Total Fund Annual Expenses" reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash deposit with the bank. These credits are used to reduce the Portfolio's expenses. Total Fund Annual expenses after reductions for fees paid indirectly and fee waivers would be as follows: CVS Calvert Social Balanced 0.90%.



(l) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.56% for Fidelity(R) VIP Equity-Income -- Initial Class and 0.91% for Fidelity(R) VIP Mid
     Cap -- Service Class 2. These offsets may be discontinued at any time.



(m) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.



(n) "Total Fund Annual Expenses" are stated without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the fund's Statement of Additional Information. All expenses are shown in the fund's Statement of Additional Information without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.



(o) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Refer to the "Management Expenses" section in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information.



(p) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(q) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



(r) UIF Emerging Market Equity expense cap decreased from 1.65% to 1.60% for Class I on June 1, 2006.



(s) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



(t) Includes an administrative service fee of up to 0.25%.



(u) In addition to any voluntary or contractual fee waivers or expenses, any reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.



(v) The Advisory fees reflect the amount paid to the Dreyfus Corporation for providing management services.



(w) Other expenses include expenses of 0.01% for acquired fund fees and expenses.

EXAMPLES


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.


     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets whether you surrender, annuitize or do not surrender your policy at the end of the stated time period.


INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-------------------                                          -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without EBB Rider..........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider.............................................  $318.68   $  973.47   $1,652.22   $3,459.76
MAINSTAY VP BOND--INITIAL CLASS
without EBB Rider..........................................  $228.64   $  704.69   $1,206.93   $2,586.75
with EBB Rider.............................................  $259.50   $  797.37   $1,361.42   $2,894.62
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without EBB Rider..........................................  $238.87   $  735.48   $1,258.37   $2,689.85
with EBB Rider.............................................  $269.71   $  827.89   $1,412.08   $2,994.40
MAINSTAY VP CASH MANAGEMENT
without EBB Rider..........................................  $228.64   $  704.69   $1,206.93   $2,586.75
with EBB Rider.............................................  $259.50   $  797.37   $1,361.42   $2,894.62
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without EBB Rider..........................................  $228.64   $  704.69   $1,206.93   $2,586.75
with EBB Rider.............................................  $259.50   $  797.37   $1,361.42   $2,894.62
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider..........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider.............................................  $322.76   $  985.54   $1,672.02   $3,497.56
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without EBB Rider..........................................  $240.92   $  741.64   $1,268.65   $2,710.36
with EBB Rider.............................................  $271.75   $  833.98   $1,422.18   $3,014.23
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without EBB Rider..........................................  $273.67   $  839.72   $1,431.68   $3,032.87
with EBB Rider.............................................  $304.40   $  931.16   $1,582.68   $3,326.33
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without EBB Rider..........................................  $272.64   $  836.66   $1,426.61   $3,022.95
with EBB Rider.............................................  $303.37   $  928.13   $1,577.70   $3,316.71
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without EBB Rider..........................................  $233.75   $  720.10   $1,232.68   $2,638.42
with EBB Rider.............................................  $264.60   $  812.64   $1,386.77   $2,944.65
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider..........................................  $301.29   $  921.96   $1,567.54   $3,297.15
with EBB Rider.............................................  $331.94   $1,012.65   $1,716.43   $3,582.01
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without EBB Rider..........................................  $232.73   $  717.02   $1,227.54   $2,628.11
with EBB Rider.............................................  $263.59   $  809.59   $1,381.71   $2,934.66
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without EBB Rider..........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider.............................................  $301.33   $  922.07   $1,567.71   $3,297.48
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without EBB Rider..........................................  $259.34   $  796.89   $1,360.62   $2,893.04
with EBB Rider.............................................  $290.11   $  888.72   $1,512.72   $3,190.99

INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-------------------                                          -------   ---------   ---------   ---------
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without EBB Rider..........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider.............................................  $300.32   $  919.05   $1,562.74   $3,287.85
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without EBB Rider..........................................  $257.29   $  790.76   $1,350.43   $2,872.89
with EBB Rider.............................................  $288.07   $  882.65   $1,502.70   $3,171.51
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without EBB Rider..........................................  $297.20   $  909.81   $1,547.52   $3,258.43
with EBB Rider.............................................  $327.86   $1,000.60   $1,696.70   $3,544.57
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without EBB Rider..........................................  $284.92   $  873.28   $1,487.22   $3,141.40
with EBB Rider.............................................  $315.61   $  964.40   $1,637.34   $3,431.32
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without EBB Rider..........................................  $255.25   $  784.63   $1,340.24   $2,852.71
with EBB Rider.............................................  $286.03   $  876.58   $1,492.67   $3,152.00
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider..........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider.............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider..........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider.............................................  $316.64   $  967.43   $1,642.32   $3,440.82
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without EBB Rider..........................................  $211.24   $  652.19   $1,118.97   $2,409.11
with EBB Rider.............................................  $242.15   $  745.35   $1,274.84   $2,722.74
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without EBB Rider..........................................  $275.72   $  845.83   $1,441.79   $3,052.69
with EBB Rider.............................................  $306.44   $  937.20   $1,592.63   $3,345.49
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without EBB Rider..........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider.............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP VALUE--INITIAL CLASS
without EBB Rider..........................................  $239.89   $  738.56   $1,263.50   $2,700.10
with EBB Rider.............................................  $270.72   $  830.92   $1,417.11   $3,004.32
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without EBB Rider..........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider.............................................  $301.33   $  922.07   $1,567.71   $3,297.48
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without EBB Rider..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider.............................................  $299.29   $  916.01   $1,557.73   $3,278.20
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without EBB Rider..........................................  $294.14   $  900.68   $1,532.47   $3,229.31
with EBB Rider.............................................  $324.80   $  991.56   $1,681.90   $3,516.38
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without EBB Rider..........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider.............................................  $294.19   $  900.86   $1,532.76   $3,229.85
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without EBB Rider..........................................  $242.97   $  747.79   $1,278.90   $2,730.81
with EBB Rider.............................................  $273.79   $  840.08   $1,432.27   $3,034.04
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without EBB Rider..........................................  $233.75   $  720.10   $1,232.68   $2,638.42
with EBB Rider.............................................  $264.60   $  812.64   $1,386.77   $2,944.65
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without EBB Rider..........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider.............................................  $301.33   $  922.07   $1,567.71   $3,297.48
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without EBB Rider..........................................  $234.78   $  723.18   $1,237.82   $2,648.73
with EBB Rider.............................................  $265.63   $  815.69   $1,391.84   $2,954.60

INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-------------------                                          -------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without EBB Rider..........................................  $240.92   $  741.64   $1,268.65   $2,710.36
with EBB Rider.............................................  $271.75   $  833.98   $1,422.18   $3,014.23
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without EBB Rider..........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider.............................................  $294.19   $  900.86   $1,532.76   $3,229.85
MFS(R) RESEARCH SERIES--INITIAL CLASS
without EBB Rider..........................................  $266.50   $  818.32   $1,396.20   $2,963.19
with EBB Rider.............................................  $297.25   $  909.95   $1,547.74   $3,258.88
MFS(R) UTILITIES SERIES--INITIAL CLASS
without EBB Rider..........................................  $289.01   $  885.46   $1,507.34   $3,180.56
with EBB Rider.............................................  $319.70   $  976.49   $1,657.18   $3,469.22
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without EBB Rider..........................................  $275.72   $  845.83   $1,441.79   $3,052.69
with EBB Rider.............................................  $306.44   $  937.20   $1,592.63   $3,345.49
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without EBB Rider..........................................  $309.48   $  946.25   $1,607.52   $3,374.10
with EBB Rider.............................................  $340.10   $1,036.71   $1,755.77   $3,656.47
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without EBB Rider..........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider.............................................  $316.64   $  967.43   $1,642.32   $3,440.82
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without EBB Rider..........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider.............................................  $293.17   $  897.82   $1,527.74   $3,220.15
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider..........................................  $291.06   $  891.55   $1,517.40   $3,200.09
with EBB Rider.............................................  $321.74   $  982.52   $1,667.07   $3,488.12
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without EBB Rider..........................................  $342.23   $1,042.97   $1,765.99   $3,675.77
with EBB Rider.............................................  $372.75   $1,132.55   $1,911.79   $3,948.37
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without EBB Rider..........................................  $290.04   $  888.51   $1,512.38   $3,190.33
with EBB Rider.............................................  $320.72   $  979.51   $1,662.13   $3,478.68

       QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE ACCESS VARIABLE ANNUITY?

     A New York Life Access Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issued the policy. You may transfer the Accumulation Value of your policy to one or more of the Investment Divisions of the Separate Account, and/or the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.

2. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer to one or more of the following Allocation Alternatives.

        SEPARATE ACCOUNT

             The Separate Account currently consists of 74 investment divisions, 44 of which are available under this product. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you transfer all or part of the Accumulation Value to one of the Investment Divisions, the Separate Account will invest the amount exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        FIXED ACCOUNT

             Funds allocated to the Fixed Account will reflect a guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions, but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options as described herein.

3. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administrative expenses. This charge is 1.55% (annualized) of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     If you elected the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

4. MAY NYLIAC TERMINATE YOUR POLICY?

     If both the Accumulation Value of Your policy and Your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate Your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating Your policy. If We terminate Your policy, We will pay you the Accumulation Value of Your policy in one lump sum.

5. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from Your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

6. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

7. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value;

        (b) the sum of all premium payments made, less any partial withdrawals and any rider charges deducted since the Policy Date; or

        (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary." We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches the age of 80.
     If the Beneficiary is the spouse of the Annuitant and owner, see Question
8. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

     THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

8. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, Your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA and TSA policies are excluded). If Your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of Your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.

9. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

10. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

11. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?

REGULAR MAIL        NYL Annuity Service Center
                    2400 Reliable Parkway
                    Chicago, IL 60686
EXPRESS MAIL        National City Corporation
                    Attn: NYL Annuity Service Center/Lockbox #2400
                    5635 S. Archer Avenue
                    Chicago, IL 60638
CUSTOMER SERVICE    (800) 762-6212
AND UNIT VALUES

     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2006, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, N.Y.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1 except where indicated.

                                                               MAINSTAY VP
                                                                BALANCED--
                                                              SERVICE CLASS
                                                             ----------------
                                                              2006    2005(G)
                                                             ------   -------
Accumulation Unit value (beginning of period)..............  $10.41   $10.00
Accumulation Unit value (end of period)....................  $11.32   $10.41
Number of units outstanding (in 000s) (end of period)......     272      136


                                                                           MAINSTAY VP BOND-- INITIAL CLASS
                                                             ------------------------------------------------------------
                                                              2006     2005     2004     2003     2002     2001    2000*
                                                             ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)..............  $13.08   $13.00   $12.68   $12.32   $11.43   $10.62   $10.00
Accumulation Unit value (end of period)....................  $13.46   $13.08   $13.00   $12.68   $12.32   $11.43   $10.62
Number of units outstanding (in 000s) (end of period)......      71       87       96      121      170       96       16






                                                                MAINSTAY VP CAPITAL APPRECIATION-- INITIAL CLASS
                                                             ------------------------------------------------------
                                                             2006    2005    2004    2003    2002    2001    2000*
                                                             -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $6.68   $6.26   $6.11   $4.88   $7.17   $9.48   $10.00
Accumulation Unit value (end of period)....................  $6.87   $6.68   $6.26   $6.11   $4.88   $7.17   $ 9.48
Number of units outstanding (in 000s) (end of period)......     50      98     138     160     174     186      123



                                                                              MAINSTAY VP CASH MANAGEMENT
                                                             --------------------------------------------------------------
                                                              2006     2005     2004     2003     2002      2001     2000*
                                                             ------   ------   ------   ------   -------   -------   ------
Accumulation Unit value (beginning of period)..............  $ 1.04   $ 1.03   $ 1.04   $ 1.05   $  1.05   $  1.03   $ 1.00
Accumulation Unit value (end of period)....................  $ 1.08   $ 1.04   $ 1.03   $ 1.04   $  1.05   $  1.05   $ 1.03
Number of units outstanding (in 000s) (end of period)......   4,894    3,332    3,618    3,657    25,991    15,454    4,074



                                                                                                                       MAINSTAY VP
                                                                                                                      CONSERVATIVE
                                                                                                                      ALLOCATION--
                                                                    MAINSTAY VP COMMON STOCK-- INITIAL CLASS          SERVICE CLASS
                                                             ------------------------------------------------------   -------------
                                                             2006    2005    2004    2003    2002    2001    2000*       2006(I)
                                                             -----   -----   -----   -----   -----   -----   ------   -------------
Accumulation Unit value (beginning of period)..............  $8.22   $7.75   $7.10   $5.71   $7.65   $9.37   $10.00      $10.00
Accumulation Unit value (end of period)....................  $9.43   $8.22   $7.75   $7.10   $5.71   $7.65   $ 9.37      $10.62
Number of units outstanding (in 000s) (end of period)......     72     110     137     152     219     230      139         179



                                                                     MAINSTAY VP CONVERTIBLE-- INITIAL CLASS
                                                             --------------------------------------------------------
                                                              2006     2005    2004    2003    2002    2001    2000*
                                                             ------   ------   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $10.42   $ 9.93   $9.50   $7.89   $8.71   $9.04   $10.00
Accumulation Unit value (end of period)....................  $11.33   $10.42   $9.96   $9.50   $7.89   $8.71   $ 9.04
Number of units outstanding (in 000s) (end of period)......     111      126     153     168     209     199      150



                                                                  MAINSTAY VP DEVELOPING GROWTH-- INITIAL CLASS
                                                             -------------------------------------------------------
                                                              2006    2005    2004    2003    2002    2001    2000*
                                                             ------   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $ 9.14   $8.28   $7.95   $5.83   $8.33   $9.13   $10.00
Accumulation Unit value (end of period)....................  $10.13   $9.14   $8.28   $7.95   $5.83   $8.33   $ 9.13
Number of units outstanding (in 000s) (end of period)......      18      21      21      28      19       6        9

                                                               MAINSTAY VP
                                                             FLOATING RATE--
                                                              SERVICE CLASS
                                                             ----------------
                                                              2006    2005(G)
                                                             ------   -------
Accumulation Unit value (beginning of period)..............  $10.14   $10.00
Accumulation Unit value (end of period)....................  $10.56   $10.14
Number of units outstanding (in 000s) (end of period)......     797      373



                                                                        MAINSTAY VP GOVERNMENT-- INITIAL CLASS
                                                             ------------------------------------------------------------
                                                              2006     2005     2004     2003     2002     2001    2000*
                                                             ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)..............  $12.38   $12.28   $12.07   $12.04   $11.13   $10.60   $10.00
Accumulation Unit value (end of period)....................  $12.69   $12.38   $12.28   $12.07   $12.04   $11.13   $10.60
Number of units outstanding (in 000s) (end of period)......      57       86      117      162      287      128       27

                                                              MAINSTAY VP
                                                                GROWTH
                                                             ALLOCATION--
                                                             SERVICE CLASS
                                                             -------------
                                                                2006(I)
                                                             -------------
Accumulation Unit value (beginning of period)..............     $10.00
Accumulation Unit value (end of period)....................     $10.73
Number of units outstanding (in 000s) (end of period)......         53


------------
 *   The policies were first offered on March 13, 2000.


(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.



(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                MAINSTAY VP HIGH YIELD CORPORATE BOND-- INITIAL CLASS
                                                             -----------------------------------------------------------
                                                              2006     2005     2004     2003     2002    2001    2000*
                                                             ------   ------   ------   ------   ------   -----   ------
Accumulation Unit value (beginning of period)..............  $14.57   $14.38   $12.95   $ 9.65   $ 9.60   $9.29   $10.00
Accumulation Unit value (end of period)....................  $16.07   $14.57   $14.38   $12.95   $ 9.65   $9.60   $ 9.29
Number of units outstanding (in 000s) (end of period)......     232      213      396      375      255     149       85



                                                                   MAINSTAY VP ICAP SELECT EQUITY-- INITIAL CLASS
                                                             -----------------------------------------------------------
                                                              2006     2005     2004     2003    2002     2001    2000*
                                                             ------   ------   ------   ------   -----   ------   ------
Accumulation Unit value (beginning of period)                $10.74.. $10.34   $ 9.43   $ 7.49   $9.86   $10.49   $10.00
Accumulation Unit value (end of period)                      $12.62.. $10.74   $10.34   $ 9.43   $7.49   $ 9.86   $10.49
Number of units outstanding (in 000s) (end of period)        24....       31       38       40      41       34       17



                                                                  MAINSTAY VP INCOME AND GROWTH-- INITIAL CLASS
                                                             -------------------------------------------------------
                                                              2006    2005    2004    2003    2002    2001    2000*
                                                             ------   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $ 9.52   $9.24   $8.33   $6.57   $8.29   $9.21   $10.00
Accumulation Unit value (end of period)....................  $10.96   $9.52   $9.24   $8.33   $6.57   $8.29   $ 9.21
Number of units outstanding (in 000s) (end of period)......      16      33      34      37      32       9       17



                                                                 MAINSTAY VP INTERNATIONAL-- EQUITY INITIAL CLASS
                                                             ---------------------------------------------------------
                                                              2006     2005     2004    2003    2002    2001    2000*
                                                             ------   ------   ------   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $11.72   $11.02   $ 9.54   $7.45   $7.92   $9.35   $10.00
Accumulation Unit value (end of period)....................  $15.16   $11.72   $11.02   $9.54   $7.45   $7.92   $ 9.35
Number of units outstanding (in 000s) (end of period)......      78       54       52      45      34      32       18



                                                                  MAINSTAY VP LARGE CAP GROWTH-- INITIAL CLASS
                                                             ------------------------------------------------------
                                                             2006    2005    2004    2003    2002    2001    2000*
                                                             -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $6.88   $6.70   $6.96   $5.52   $7.81   $9.51   $10.00
Accumulation Unit value (end of period)....................  $7.27   $6.88   $6.70   $6.96   $5.52   $7.81   $ 9.51
Number of units outstanding (in 000s) (end of period)......     47      64      71      91      87      69       55



                                                                    MAINSTAY VP               MAINSTAY VP MID
                                                                  MID CAP CORE--               CAP GROWTH--
                                                                   SERVICE CLASS               SERVICE CLASS
                                                             -------------------------   -------------------------
                                                              2006     2005    2004(C)    2006     2005    2004(C)
                                                             ------   ------   -------   ------   ------   -------
Accumulation Unit value (beginning of period)..............  $11.60   $10.19   $10.00    $11.78   $10.24   $10.00
Accumulation Unit value (end of period)....................  $13.09   $11.60   $10.19    $12.64   $11.78   $10.24
Number of units outstanding (in 000s) (end of period)......      74       28        1        75       51        1



                                                                                                                    MAINSTAY VP
                                                                                                                     MODERATE
                                                                                                                   ALLOCATION--
                                                                  MAINSTAY VP MID CAP VALUE-- INITIAL CLASS        SERVICE CLASS
                                                             ---------------------------------------------------   -------------
                                                              2006     2005     2004     2003    2002    2001(A)      2006(I)
                                                             ------   ------   ------   ------   -----   -------   -------------
Accumulation Unit value (beginning of period)..............  $12.59   $12.10   $10.45   $ 8.23   $9.78   $10.00       $10.00
Accumulation Unit value (end of period)....................  $14.14   $12.59   $12.10   $10.45   $8.23   $ 9.78       $10.68
Number of units outstanding (in 000s) (end of period)......      43       57       67       65      67       11          215

                                                              MAINSTAY VP
                                                               MODERATE
                                                                GROWTH
                                                             ALLOCATION--
                                                             SERVICE CLASS
                                                             -------------
                                                                2006(I)
                                                             -------------
Accumulation Unit value (beginning of period)..............     $10.00
Accumulation Unit value (end of period)....................     $10.82
Number of units outstanding (in 000s) (end of period)......        353



                                                                    MAINSTAY VP S&P 500 INDEX-- INITIAL CLASS
                                                             -------------------------------------------------------
                                                              2006    2005    2004    2003    2002    2001    2000*
                                                             ------   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $ 8.83   $8.56   $7.87   $6.23   $8.14   $9.40   $10.00
Accumulation Unit value (end of period)....................  $10.04   $8.83   $8.56   $7.87   $6.23   $8.14   $ 9.40
Number of units outstanding (in 000s) (end of period)......     112     179     210     227     250     224      135



                                                                MAINSTAY VP SMALL CAP GROWTH-- INITIAL CLASS
                                                             --------------------------------------------------
                                                              2006     2005     2004    2003    2002    2001(A)
                                                             ------   ------   ------   -----   -----   -------
Accumulation Unit value (beginning of period)..............  $10.89   $10.63   $ 9.86   $7.07   $9.76   $10.00
Accumulation Unit value (end of period)....................  $11.40   $10.89   $10.63   $9.86   $7.07   $ 9.76
Number of units outstanding (in 000s) (end of period)......      15       33       42      43      38       28


------------
 *   The policies were first offered on March 13, 2000.


(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.



(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                    MAINSTAY VP TOTAL RETURN-- INITIAL CLASS
                                                             ------------------------------------------------------
                                                             2006    2005    2004    2003    2002    2001    2000*
                                                             -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $8.60   $8.20   $7.83   $6.64   $8.09   $9.20   $10.00
Accumulation Unit value (end of period)....................  $9.27   $8.60   $8.20   $7.83   $6.64   $8.09   $ 9.20
Number of units outstanding (in 000s) (end of period)......     39      58      88     242     278     302      297


                                                                           MAINSTAY VP VALUE--INITIAL CLASS
                                                             ------------------------------------------------------------
                                                              2006     2005     2004     2003     2002     2001    2000*
                                                             ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)..............  $12.20   $11.66   $10.64   $ 8.49   $10.92   $11.04   $10.00
Accumulation Unit value (end of period)....................  $14.28   $12.20   $11.66   $10.64   $ 8.49   $10.92   $11.04
Number of units outstanding (in 000s) (end of period)......      51       77       87      101      106       73       22



                                                              ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                                                             ------------------------------------------------------
                                                             2006    2005    2004    2003    2002    2001    2000*
                                                             -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $7.99   $6.94   $6.05   $4.31   $5.94   $8.56   $10.00
Accumulation Unit value (end of period)....................  $9.44   $7.99   $6.94   $6.05   $4.31   $5.94   $ 8.56
Number of units outstanding (in 000s) (end of period)......     43      54      64      69      97      87       69



                                                                      CVS CALVERT SOCIAL BALANCED PORTFOLIO
                                                             -------------------------------------------------------
                                                              2006    2005    2004    2003    2002    2001    2000*
                                                             ------   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $ 9.66   $9.29   $8.71   $7.42   $8.57   $9.36   $10.00
Accumulation Unit value (end of period)....................  $10.35   $9.66   $9.29   $8.71   $7.42   $8.57   $ 9.36
Number of units outstanding (in 000s) (end of period)......      21      16      17      14      15      11       11


                                                                  COLUMBIA SMALL
                                                                     CAP VALUE
                                                                  FUND, VARIABLE
                                                                     SERIES--
                                                                      CLASS B
                                                             -------------------------
                                                              2006     2005    2004(D)
                                                             ------   ------   -------
Accumulation Unit value (beginning of period)..............  $10.66   $10.26   $10.00
Accumulation Unit value (end of period)....................  $12.52   $10.66   $10.26
Number of units outstanding (in 000s) (end of period)......      82       24        1


                                                                 DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
                                                             ----------------------------------------------------
                                                              2006     2005     2004     2003     2002    2001(A)
                                                             ------   ------   ------   ------   ------   -------
Accumulation Unit value (beginning of period)..............  $10.79   $10.56   $10.67   $ 7.18   $12.03   $10.00
Accumulation Unit value (end of period)....................  $11.08   $10.79   $10.56   $10.67   $ 7.18   $12.03
Number of units outstanding (in 000s) (end of period)......      20        8       11       17       22        2



                                                                   FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                                                             ---------------------------------------------------------
                                                              2006     2005     2004    2003    2002    2001    2000*
                                                             ------   ------   ------   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $12.68   $11.02   $ 9.69   $7.66   $8.58   $9.93   $10.00
Accumulation Unit value (end of period)....................  $13.95   $12.68   $11.02   $9.69   $7.66   $8.58   $ 9.93
Number of units outstanding (in 000s) (end of period)......     130      126      133     136     128     103       46



                                                                     FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                                                             ------------------------------------------------------------
                                                              2006     2005     2004     2003     2002     2001    2000*
                                                             ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)..............  $11.97   $11.49   $10.46   $ 8.15   $ 9.97   $10.65   $10.00
Accumulation Unit value (end of period)....................  $14.17   $11.97   $11.49   $10.46   $ 8.15   $ 9.97   $10.65
Number of units outstanding (in 000s) (end of period)......      66       55      119       84       77       53       27



                                                             FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
                                                             -----------------------------------------
                                                              2006       2005       2004      2003(B)
                                                             -------    -------    -------    --------
Accumulation Unit value (beginning of period)..............  $14.50     $12.48     $10.17      $10.00
Accumulation Unit value (end of period)....................  $16.05     $14.50     $12.48      $10.17
Number of units outstanding (in 000s) (end of period)......     101         39          7           0



                                                                 JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                                                             ----------------------------------------------------------
                                                              2006     2005     2004    2003    2002     2001    2000*
                                                             ------   ------   ------   -----   -----   ------   ------
Accumulation Unit value (beginning of period)..............  $11.29   $10.62   $ 9.94   $8.85   $9.61   $10.24   $10.00
Accumulation Unit value (end of period)....................  $12.31   $11.29   $10.62   $9.94   $8.85   $ 9.61   $10.24
Number of units outstanding (in 000s) (end of period)......     112      167      205     264     283      264      160


------------
 *   The policies were first offered on March 13, 2000.


(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(b) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                                               JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                                                             -------------------------------------------------------------
                                                              2006     2005     2004     2003     2002     2001     2000*
                                                             ------   ------   ------   ------   ------   ------   -------
Accumulation Unit value (beginning of period)..............  $6.74    $6.46    $6.27    $5.13    $7.00    $9.16    $10.00
Accumulation Unit value (end of period)....................  $7.84    $6.74    $6.46    $6.27    $5.13    $7.00    $ 9.16
Number of units outstanding (in 000s) (end of period)......     88      123      152      181      199      159       127

                                                                  MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                                             ------------------------------------------------------
                                                             2006    2005    2004    2003    2002    2001    2000*
                                                             -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $8.75   $8.28   $7.55   $6.28   $8.07   $9.75   $10.00
Accumulation Unit value (end of period)....................  $9.73   $8.75   $8.28   $7.55   $6.28   $8.07   $ 9.75
Number of units outstanding (in 000s) (end of period)......     33      37      44      45      41      29       11

                                                                     MFS(R) RESEARCH SERIES--INITIAL CLASS
                                                             ------------------------------------------------------
                                                             2006    2005    2004    2003    2002    2001    2000*
                                                             -----   -----   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)..............  $7.59   $7.15   $6.27   $5.10   $6.87   $8.86   $10.00
Accumulation Unit value (end of period)....................  $8.25   $7.59   $7.15   $6.27   $5.10   $6.87   $ 8.86
Number of units outstanding (in 000s) (end of period)......     29      32      42      49      53      55       66

                                                                    MFS(R) UTILITIES SERIES--INITIAL CLASS
                                                             ----------------------------------------------------
                                                              2006     2005     2004     2003     2002    2001(A)
                                                             ------   ------   ------   ------   ------   -------
Accumulation Unit value (beginning of period)..............  $15.66   $13.61   $10.62   $ 7.93   $10.43   $10.00
Accumulation Unit value (end of period)....................  $20.24   $15.66   $13.61   $10.62   $ 7.93   $10.43
Number of units outstanding (in 000s) (end of period)......       3        1        2        2        1        0

                                                                                                                       ROYCE
                                                                                                                     MICRO-CAP
                                                                            NEUBERGER BERMAN AMT                    PORTFOLIO--
                                                                          MID-CAP GROWTH-- CLASS I                INVESTMENT CLASS
                                                             --------------------------------------------------   ----------------
                                                              2006     2005     2004    2003    2002    2001(A)    2006    2005(G)
                                                             ------   ------   ------   -----   -----   -------   ------   -------
Accumulation Unit value (beginning of period)..............  $11.23   $10.02   $ 8.75   $6.94   $9.98   $10.00    $12.27   $10.00
Accumulation Unit value (end of period)....................  $12.68   $11.23   $10.02   $8.75   $6.94   $ 9.98    $14.62   $12.27
Number of units outstanding (in 000s) (end of period)......       3        4        6       8       4        0        44        4

                                                                   ROYCE
                                                                 SMALL-CAP
                                                                PORTFOLIO--
                                                             INVESTMENT CLASS
                                                             -----------------
                                                              2006     2005(G)
                                                             -------   -------
Accumulation Unit value (beginning of period)..............  $10.56    $10.00
Accumulation Unit value (end of period)....................  $12.01    $10.56
Number of units outstanding (in 000s) (end of period)......      53       119


                                                                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                                             ------------------------------------------------------------
                                                              2006     2005     2004     2003     2002     2001    2000*
                                                             ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of period)..............  $13.54   $13.24   $11.70   $ 9.47   $11.07   $11.08   $10.00
Accumulation Unit value (end of period)....................  $15.86   $13.54   $13.24   $11.70   $ 9.47   $11.07   $11.08
Number of units outstanding (in 000s) (end of period)......      98       91      112      130      110       81       13

                                                                            VAN ECK WORLDWIDE HARD ASSETS
                                                             -----------------------------------------------------------
                                                              2006     2005     2004     2003    2002     2001    2000*
                                                             ------   ------   ------   ------   -----   ------   ------
Accumulation Unit value (beginning of period)..............  $23.01   $15.41   $12.62   $ 8.83   $9.24   $10.48   $10.00
Accumulation Unit value (end of period)....................  $28.20   $23.01   $15.41   $12.62   $8.83   $ 9.24   $10.48
Number of units outstanding (in 000s) (end of period)......     115       56       19       15       6        3        2

                                                                          VAN KAMPEN UIF EMERGING MARKETS
                                                                                  EQUITY--CLASS I
                                                             ---------------------------------------------------------
                                                              2006     2005    2004    2003    2002     2001    2000*
                                                             ------   ------   -----   -----   -----   ------   ------
Accumulation Unit value (beginning of period)..............  $12.07   $ 9.15   $7.55   $5.12   $5.72   $ 6.21   $10.00
Accumulation Unit value (end of period)....................  $16.30   $12.07   $9.15   $7.55   $5.12   $ 5.72   $ 6.21
Number of units outstanding (in 000s) (end of period)......      51       47      18      92      21    1,019        6

                                                                    VICTORY VIF
                                                                DIVERSIFIED STOCK--
                                                                  CLASS A SHARES
                                                             -------------------------
                                                              2006     2005    2004(F)
                                                             ------   ------   -------
Accumulation Unit value (beginning of period)..............  $10.67   $10.00   $10.00
Accumulation Unit value (end of period)....................  $11.94   $10.67   $10.00
Number of units outstanding (in 000s) (end of period)......      34       13        0

------------
 *   The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(f) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $76.4 billion at the end of 2006. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.

     The Separate Account currently has 74 investment divisions 44 of which are available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc., all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.


     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary, the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.



     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



FUND                                   INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.          New York Life Investment            MainStay VP Conservative Allocation;
                                       Management LLC                      MainStay VP Growth Allocation;
                                                                           MainStay VP Moderate Allocation;
                                                                           MainStay VP Moderate Growth Allocation
                                       Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                       ("MacKay")                          MainStay VP Bond;
                                                                           MainStay VP Capital Appreciation;
                                                                           MainStay VP Cash Management;
                                                                           MainStay VP Common Stock;
                                                                           MainStay VP Convertible;
                                                                           MainStay VP Floating Rate;
                                                                           MainStay VP Government;
                                                                           MainStay VP High Yield Corporate Bond;
                                                                           MainStay VP International Equity;
                                                                           MainStay VP Mid Cap Core;
                                                                           MainStay VP Mid Cap Growth;
                                                                           MainStay VP Mid Cap Value;
                                                                           MainStay VP S&P 500 Index;
                                                                           MainStay VP Small Cap Growth;
                                                                           MainStay VP Total Return;
                                                                           MainStay VP Value
                                       Subadviser: American Century        MainStay VP Income & Growth
                                       Investment Management, Inc.
                                       Subadviser: Institutional Capital   MainStay VP ICAP Select Equity
                                       LLC
                                       Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                       Management Inc.
                                       Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                       LLC
---------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund                Fred Alger Management, Inc.         Alger American Small Capitalization
---------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.          Calvert Asset Management Company,
                                       Inc.
                                       Subadvisers (equity portion): New
                                       Amsterdam Partners LLC and SSgA
                                       Funds Management, Inc. (No
                                       subadviser on fixed income
                                       portion)
---------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance      Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Trust
---------------------------------------------------------------------------------------------------------------------------------


FUND                                   INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
Dreyfus Investment Portfolios          The Dreyfus Corporation             Dreyfus IP Technology Growth
------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products   Fidelity Management & Research
Fund                                   Company
                                       Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                       Research (UK) Inc. ("FMRUK"),
                                       Fidelity Management & Research
                                       (Far East) Inc. ("FMRFE"),
                                       Fidelity Investments Japan Limited
                                       ("FIJL"), FMR Co., Inc. ("FMRC")
                                       Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                       Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid-Cap
                                       FMRC
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                     Janus Capital Management LLC        Janus Aspen Series Balanced
                                                                           Janus Aspen Series Worldwide Growth
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM)    MFS(R) Investment Management        MFS(R) Investors Trust Series
                                                                           MFS(R) Research Series
                                                                           MFS(R) Utilities Series
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management   Neuberger Berman Management Inc.
Trust
                                       Subadviser: Neuberger Berman, LLC   Neuberger Berman AMT Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund                     Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                           Royce Small-Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.      T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,     Van Kampen                          Van Kampen UIF Emerging Markets Equity
Inc.
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds       Victory Capital Management Inc.     Victory VIP Diversified Stock

     Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This flexible premium policy was issued on the lives of individual Annuitants. Additional premiums are no longer being accepted and the policy is no longer available for sale.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses listed in Question 11 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit suitable identification information, and at our discretion, may be required to submit financial information.

     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issued both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy may have been purchased to provide for retirement income other than through a tax-qualified plan. A Qualified Policy may have been purchased for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax-Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, Inherited IRAs and SEPs.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.


     If you considered a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under
Section 401(a) of the Code, you should be aware that this annuity would have funded a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the policy does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:


     - A guaranteed death benefit, as explained in this prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus.

     TRANSFERS


     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")


     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS".) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "DELAY OF PAYMENTS".) Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmissions. Permitting fax transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the Investment Company Act of 1940, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

       (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

             (a) impeding a portfolio manager's ability to sustain an investment objective;

             (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

             (c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: transfers among Allocation Alternatives, partial withdrawals, periodic partial withdrawals, Dollar Cost Averaging or Automatic Asset Reallocation. To authorize other individuals to have access to your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the NYL Annuity Service Center a Telephone/Web Authorization Form completed in a form acceptable to Us to one of the addresses listed in Question 11 of this Prospectus. We may revoke Telephone/Web Authorization privileges for certain policyowners (See "LIMITS ON TRANSFERS"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
                 ----                ------                  -----
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under the Dollar Cost Averaging option, NYL Annuity Service Center must have received a completed Traditional Dollar Cost Averaging request form, or have received a request by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS") no later than five Business Days prior to the date the transfers are to begin. All completed Traditional Dollar Cost Averaging request forms must be sent to NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus.

     You may cancel the Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). NYLIAC may also cancel this option if the

Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option. Facsimile requests will not be accepted or processed.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. NYL Annuity Service Center must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy. The optional EBB Rider is available for an additional charge. The ESC Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those jurisdictions where they have been approved.

     (a) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the Internal Revenue Service ("IRS"), also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you selected this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you or the Annuitant (if you are not the Annuitant) die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "CHARGES AND DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IS YOU ELECT TO REMOVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 X 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (b) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) Tax-Sheltered Annuities and policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administrative services. On an annual basis, the charge equals 1.55% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may Use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). This charge will not change once your policy is issued.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request that is acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS".) If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the NYL Annuity Service Center receives the written or telephonic surrender or withdrawal request, less any taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If the Accumulation Value of your policy and your total premium payments, less any withdrawals, are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date the NYL Annuity Service Center receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 11 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, and any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

                       (a)  Accumulation Value: $175,000
                       (b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
                       (c)  Reset value - the greater of: a) Current Accumulation Value - $175,000; and b) Last Reset
                                                          Value, plus premiums, less proportional withdrawals.
                                                               That is:
                                                               $220,000 + $0 - (($20,000/$250,000)($220,000))
                                                               =$220,000 - (0.08)($220,000)
                                                               =$220,000 - $17,600
                                                               =$202,400

     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 11 of this Prospectus, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may select the Income Payment Option or request any other method of payment We agree to. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to NYL Annuity Service Center at the address listed in Question 11 of this Prospectus. However, once payments begin, you may not change the option. On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and Use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table in your policy. The appropriate rate is determined by gender (where such classification is permitted), date of application and age of Annuitant. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 11 of this Prospectus.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than
                 Usual Weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check Used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     With respect to 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     THE NEW YORK LIFE ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless We agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     You must make transfer requests either in writing in a form acceptable to Us and sent to the NYL Annuity Service Center at one of the addresses listed in Question 11 of this Prospectus or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") Facsimile requests will not be accepted or processed.


     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Tax Sheltered Annuities under
Section 403(b).


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All Non-Qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for Use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the Use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as Well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA Policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

          The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

          Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

          Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

          TAXATION OF DEATH BENEFITS

          The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue,

Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.


     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all New York Life variable annuities during 2006 to such broker-dealers under such arrangements was 0.048% of premium received on all New York Life variable annuities, equivalent to $4.80 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of New York Life variable annuities by such firms.


     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.


     The total commission paid for New York Life Access policies during the fiscal years ended December 31, 2006, 2005 and 2004 were $172,284, $2,025,753.20 and $1,392,292, respectively, none of which was retained by NYLIFE Distributors. The policies are no longer sold and premium payments are no longer accepted.


     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

 How to obtain a New York Life Access Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                     NYL Annuity Service Center
                     2400 Reliable Parkway
                     Chicago, IL 60686

--------------------------------------------------------------------------------

 Please send me a New York Life Access Variable Annuity Statement of Additional
                         Information dated May 1, 2007:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2007
                                      FOR

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                  (FORMERLY MAINSTAY ACCESS VARIABLE ANNUITY)
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Access Variable Annuity Prospectus. You should read the SAI in conjunction with the New York Life Access Variable Annuity Prospectus dated May 1, 2007. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current New York Life Access Variable Annuity Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner(s) or Annuitant's lifetime, you must send a duly executed instrument of assignment to the NYL Annuity Service Center at one of the addresses listed in Question 11 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is Used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2006 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          PROSPECTUS DATED MAY 1, 2007


                                      FOR

                      NEW YORK LIFE PLUS VARIABLE ANNUITY


                   (FORMERLY MAINSTAY PLUS VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Prospectus describes the individual flexible premium New York Life Plus Variable Annuity policies. New York Life Insurance and Annuity Corporation (NYLIAC) issues these policies. WE HAVE DISCONTINUED SALES OF THE POLICIES. HOWEVER, WE WILL STILL ACCEPT PURCHASE PAYMENTS ON OUTSTANDING POLICIES. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.



     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option, three general account options specifically for the Dollar Cost Averaging Advantage Plan, and the 44 Investment Divisions listed below.



  -    MainStay VP Balanced -- Service Class
  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock
  -    MainStay VP Conservative Allocation -- Service
         Class
  -    MainStay VP Convertible
  -    MainStay VP Developing Growth
  -    MainStay VP Floating Rate -- Service Class
  -    MainStay VP Government
  -    MainStay VP Growth Allocation -- Service Class
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP ICAP Select Equity(1)
  -    MainStay VP Income & Growth(2)
  -    MainStay VP International Equity
  -    MainStay VP Large Cap Growth
  -    MainStay VP Mid Cap Core -- Service Class
  -    MainStay VP Mid Cap Growth -- Service Class
  -    MainStay VP Mid Cap Value
  -    MainStay VP Moderate Allocation -- Service
         Class
  -    MainStay VP Moderate Growth Allocation --
         Service Class
  -    MainStay VP S&P 500 Index
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    Alger American Small Capitalization
  -    CVS Calvert Social Balanced Portfolio
  -    Columbia Small Cap Value Fund, Variable
         Series -- Class B
  -    Dreyfus IP Technology Growth
  -    Fidelity(R) VIP Contrafund(R)
  -    Fidelity(R) VIP Equity-Income
  -    Fidelity(R) VIP Mid Cap -- Service Class 2
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series
  -    Neuberger Berman AMT Mid-Cap Growth Portfolio
  -    Royce Micro-Cap Portfolio--Investment Class
  -    Royce Small-Cap Portfolio--Investment Class
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity
  -    Victory VIF Diversified Stock -- Class A Shares


---------------


(1) Formerly MainStay VP Basic Value



(2) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    5
  Examples.............................   11
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE PLUS VARIABLE ANNUITY...........   22
  How do I contact NYL Annuity Service
     Center or NYLIAC?.................   25
FINANCIAL STATEMENTS...................   26
CONDENSED FINANCIAL INFORMATION........   26
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   32
  New York Life Insurance and Annuity
     Corporation.......................   32
  The Separate Account.................   32
  The Portfolios.......................   32
  Additions, Deletions, or
     Substitutions of Investments......   35
  Reinvestment.........................   35
THE POLICIES...........................   35
  Selecting the Variable Annuity That's
     Right for You.....................   36
  Qualified and Non-Qualified
     Policies..........................   38
  Policy Application and Premium
     Payments..........................   38
  Payments Returned for Insufficient
     Funds.............................   39
  Your Right to Cancel ("Free Look")...   39
  Issue Ages...........................   39
  Transfers............................   40
  Limits on Transfers..................   40
  Procedures for Telephone/Web
     Transactions......................   42
  Dollar Cost Averaging Programs.......   42
     (a) Traditional Dollar Cost
          Averaging....................   43
     (b) The DCA Advantage Plan........   44
  Automatic Asset Reallocation.........   44
  Interest Sweep.......................   45
  Accumulation Period..................   45
     (a) Crediting of Premium
          Payments.....................   45
     (b) Valuation of Accumulation
          Units........................   46
  Riders...............................   46
     (a) Living Needs Benefit Rider....   46
     (b) Unemployment Benefit Rider....   46
     (c) Investment Protection  Plan
         Rider.........................   47
     (d) Enhanced Beneficiary  Benefit
         Rider.........................   48
     (e) Enhanced Spousal  Continuance
         Rider.........................   50
  Policy Owner Inquiries...............   51
  Records and Reports..................   51
CHARGES AND DEDUCTIONS.................   51
  Surrender Charges....................   51
  Amount of Surrender Charge...........   51
  Exceptions to Surrender Charges......   52



                                         PAGE
                                         ----
  Other Charges........................   52
     (a) Mortality and Expense Risk
          Charges......................   52
     (b) Administration Fee............   52
     (c) Policy Service Charge.........   52
     (d) Investment Protection Plan
          Rider Charge.................   52
     (e) Rider Risk Charge
       Adjustment......................   53
     (f)  Enhanced Beneficiary Benefit
           Rider Charge................   53
     (g) Fund Charges..................   53
     (h) Transfer Fees.................   53
  Group and Sponsored Arrangements.....   54
  Taxes................................   54
DISTRIBUTIONS UNDER THE POLICY.........   54
  Surrenders and Withdrawals...........   54
     (a) Surrenders....................   55
     (b) Partial Withdrawals...........   55
     (c) Periodic Partial
         Withdrawals...................   55
     (d) Hardship Withdrawals..........   55
  Required Minimum Distribution
     Option............................   55
  Our Right to Cancel..................   56
  Annuity Commencement Date............   56
  Death Before Annuity Commencement....   56
  Income Payments......................   57
     (a) Election of Income Payment
          Options......................   57
     (b) Proof of Survivorship.........   58
  Delay of Payments....................   58
  Designation of Beneficiary...........   58
  Restrictions Under Code Section
     403(b)(11)........................   58
  Loans................................   59
THE FIXED ACCOUNT......................   60
     (a) Interest Crediting............   60
     (b) Transfers to Investment
          Divisions....................   60
     (c) Fixed Account Initial  Premium
         Guarantee.....................   61
THE DCA ADVANTAGE PLAN ACCOUNTS........   61
FEDERAL TAX MATTERS....................   61
  Introduction.........................   61
  Taxation of Annuities in General.....   61
  Qualified Policies...................   63
     (a) Section 403(b) Plans..........   63
     (b) Individual Retirement
          Annuities....................   63
     (c) Roth Individual Retirement
          Annuities....................   63
     (d) Inherited IRAs................   63
  Taxation of Death Benefits...........   64
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   64
VOTING RIGHTS..........................   65
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").......   66


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Fixed Account and the Investment Divisions of the Separate Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charge, and rider charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.



NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. With respect to any written service requests, however, "NYLIAC, We, Our or Us" means the New York Life (NYL) Annuity Service Center at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS VARIABLE ANNUITY".

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.


POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit Value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (as a
   percentage of the amount withdrawn.)1                        7.00%
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each
 transfer over 12 in a Policy Year
 (currently no charge for the first 12 transfers in a Policy
 Year).                                                           $30

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Year 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 --------------------------------------------------------------------
 Maximum Annual Policy Service Charge (for policies with less than $20,000 Accumulation Value, charge is lesser of $30 or
 2% of the Accumulation Value).                                   $30
 --------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL
 EXPENSES CHARGE (calculated as an annualized percentage of
 the daily average Variable Accumulation Value, including
 mortality and expense risk and administrative fees).           1.40%


                             OPTIONAL RIDER CHARGES



 --------------------------------------------------------------------
     GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER
     CHARGE(calculated as an annualized percentage of the
     amount that is guaranteed under this rider, deducted on
     a quarterly basis).                                        1.00%
 --------------------------------------------------------------------
          Current Investment Protection Plan Rider Charge       0.45%
 --------------------------------------------------------------------
     GUARANTEED MAXIMUM RIDER RISK ADJUSTMENT CHARGE
     (one-time charge for cancellation of the Investment
     Protection Plan Rider; calculated as an annualized
     percentage of the amount that is guaranteed under the
     Investment Protection Plan Rider; please contact your
     Registered Representative to determine the percentage We
     are currently charging before you select this feature).    2.00%
 --------------------------------------------------------------------
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER
     CHARGE (calculated as an annualized percentage of the
     policy's Accumulation Value, deducted on a quarterly
     basis).                                                    1.00%
 --------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge     0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


                                                                 -----------------
                                                                 MINIMUM   MAXIMUM
  --------------------------------------------------------------------------------
  For policies purchased on or after June 2, 2003: Expenses
  that are deducted from the Investment Division assets,
  including management fees, 12b-1 fees, administration fees
  and other expenses as of 12/31/06.                              0.52%     1.98%
  For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
  expenses as of 12/31/06.                                        0.35%     1.63%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


  ----------------------------------------------------------------------------------------------------------------------------
                                                                               ESTIMATED        TOTAL FUND
                                                                               UNDERLYING     ANNUAL EXPENSES   EXPENSE WAIVER
                          ADVISORY    ADMINISTRATION    12B-1      OTHER     PORTFOLIO FEES   (BEFORE EXPENSE       AND/OR
          FUND              FEE            FEE         FEES(**)   EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  ----------------------------------------------------------------------------------------------------------------------------
  MainStay VP
  Conservative
  Allocation -- Service
  Class                    0.00%          0.00%         0.25%      0.28%(a)          0.61%(b)      1.14%            0.03%
  MainStay VP Growth
  Allocation -- Service
  Class                    0.00%          0.00%         0.25%      0.24%(a)          0.74%(b)      1.23%            0.00%
  MainStay VP ICAP
  Select Equity --
  Service Class
  (formerly MainStay VP
  Basic Value)             0.60%(c)       0.20%         0.25%      0.13%(d)          0.00%         1.18%(e)         0.05%
  MainStay VP ICAP
  Select Equity --
  Initial Class
  (formerly MainStay VP
  Basic Value)             0.60%(c)       0.20%         0.00%      0.13%(d)          0.00%         0.93%(e)         0.05%
  MainStay VP Mid Cap
  Core -- Service Class    0.85%(f)       0.00%         0.25%      0.08%             0.01%         1.19%(e)         0.00%
  MainStay VP Mid Cap
  Value -- Service
  Class                    0.70%(g)       0.00%         0.25%      0.06%             0.02%         1.03%(e)         0.00%
  MainStay VP Mid Cap
  Value -- Initial
  Class                    0.70%(g)       0.00%         0.00%      0.06%             0.02%         0.78%(e)         0.00%
  MainStay VP Moderate
  Allocation -- Service
  Class                    0.00%          0.00%         0.25%      0.15%(a)          0.64%(b)      1.04%            0.00%
  MainStay VP Moderate
  Growth Allocation --
  Service Class            0.00%          0.00%         0.25%      0.13%(a)          0.70%(b)      1.08%            0.00%
  Neuberger Berman AMT
  Mid Cap
  Growth -- Class S        0.83%(h)       0.00%(h)      0.25%      0.08%               n/a         1.16%            0.00%

  ---------------------  ----------------
                          NET TOTAL FUND
                         ANNUAL EXPENSES
                          AFTER EXPENSE
          FUND            REIMBURSEMENTS
  ---------------------  ----------------
  MainStay VP
  Conservative
  Allocation -- Service
  Class                       1.11%
  MainStay VP Growth
  Allocation -- Service
  Class                       1.23%
  MainStay VP ICAP
  Select Equity --
  Service Class
  (formerly MainStay VP
  Basic Value)                1.13%
  MainStay VP ICAP
  Select Equity --
  Initial Class
  (formerly MainStay VP
  Basic Value)                0.88%
  MainStay VP Mid Cap
  Core -- Service Class       1.19%
  MainStay VP Mid Cap
  Value -- Service
  Class                       1.03%
  MainStay VP Mid Cap
  Value -- Initial
  Class                       0.78%
  MainStay VP Moderate
  Allocation -- Service
  Class                       1.04%
  MainStay VP Moderate
  Growth Allocation --
  Service Class               1.08%
  Neuberger Berman AMT
  Mid Cap
  Growth -- Class S        1.16%(i)

  ----------------------------------------------------------------------------------------------------------------------------
                                                                               ESTIMATED        TOTAL FUND
                                                                               UNDERLYING     ANNUAL EXPENSES   EXPENSE WAIVER
                          ADVISORY    ADMINISTRATION    12B-1      OTHER     PORTFOLIO FEES   (BEFORE EXPENSE       AND/OR
          FUND              FEE            FEE         FEES(**)   EXPENSES    AND EXPENSES    REIMBURSEMENTS)   REIMBURSEMENTS
  ----------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT
  Mid Cap
  Growth -- Class I        0.83%(h)       0.00%(h)      0.00%      0.08%               n/a         0.91%            0.00%

  ---------------------  ----------------
                          NET TOTAL FUND
                         ANNUAL EXPENSES
                          AFTER EXPENSE
          FUND            REIMBURSEMENTS
  ---------------------  ----------------
  Neuberger Berman AMT
  Mid Cap
  Growth -- Class I        0.91%(j)



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.



 (b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios based on the allocation of the Fund's assets among the Underlying Portfolios during the Portfolio's fiscal year ended December 31, 2006. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios and the actual expenses of the Underlying Portfolios.



 (c) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has contractually agreed to waive its advisory fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. Without this contractual waiver, the actual advisory fee would be 0.60% on assets up to $250 million and 0.55% on assets in excess of $250 million. The contractual waiver may be modified or terminated only with the approval of the Board of Directors.



 (d) Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



 (e) The Total Fund Annual Expense may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



 (f) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets and reflects an aggregate fee for advisory and administrative services. Effective January 1, 2007, NYLIM has contractually agreed to waive a portion of its management fee so that the management fee is 0.80% for assets over $500 million. Without this contractual waiver, the actual management fee would be 0.85% on all asset levels. This contractual waiver may be modified or terminated only with the approval of the Board of Directors.



 (g) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



 (h) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



 (i) Class S: Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (j) Class I: Neuberger Berman Management In. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Mid-Cap Growth and Partners Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



  ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   TOTAL FUND
                                                            ADVISORY     ADMINISTRATION      12B-1       OTHER       ANNUAL
                           FUND                               FEES            FEES         FEES(**)     EXPENSES   EXPENSE(A)
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class                       0.75%(b)        0.00%          0.25%       0.10%(c)    1.10%(d)
  MainStay VP Bond -- Service Class                           0.25%           0.20%          0.25%       0.07%(c)    0.77%(d)
  MainStay VP Bond -- Initial Class                           0.25%           0.20%          0.00%       0.07%(c)    0.52%(d)
  MainStay VP Capital Appreciation -- Service Class           0.36%           0.20%          0.25%       0.06%(c)    0.87%(d)
  MainStay VP Capital Appreciation -- Initial Class           0.36%           0.20%          0.00%       0.06%(c)    0.62%(d)
  MainStay VP Cash Management                                 0.25%(e)        0.20%          0.00%       0.07%       0.52%
  MainStay VP Common Stock -- Service Class                   0.25%           0.20%          0.25%       0.07%(c)    0.77%(d)

  ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   TOTAL FUND
                                                            ADVISORY     ADMINISTRATION      12B-1       OTHER       ANNUAL
                           FUND                               FEES            FEES         FEES(**)     EXPENSES   EXPENSE(A)
  ---------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Initial Class                   0.25%           0.20%          0.00%       0.07%(c)    0.52%(d)
  MainStay VP Convertible -- Service Class                    0.36%           0.20%          0.25%       0.08%(c)    0.89%(d)
  MainStay VP Convertible -- Initial Class                    0.36%           0.20%          0.00%       0.08%(c)    0.64%(d)
  MainStay VP Developing Growth -- Service Class              0.60%(f)        0.20%          0.25%       0.16%(c)    1.21%(d)
  MainStay VP Developing Growth -- Initial Class              0.60%(f)        0.20%          0.00%       0.16%(c)    0.96%(d)
  MainStay VP Floating Rate -- Service Class                  0.60%(b)        0.00%          0.25%       0.10%       0.95%
  MainStay VP Government -- Service Class                     0.30%           0.20%          0.25%       0.07%(c)    0.82%(d)
  MainStay VP Government -- Initial Class                     0.30%           0.20%          0.00%       0.07%(c)    0.57%(d)
  MainStay VP High Yield Corporate Bond -- Service Class      0.30%           0.20%          0.25%       0.06%(c)    0.81%(d)
  MainStay VP High Yield Corporate Bond -- Initial Class      0.30%           0.20%          0.00%       0.06%(c)    0.56%(d)
  MainStay VP Income & Growth -- Service Class*               0.50%(g)        0.20%          0.25%       0.12%(c)    1.07%(d)
  MainStay VP Income & Growth -- Initial Class*               0.50%(g)        0.20%          0.00%       0.12%(c)    0.82%(d)
  MainStay VP International Equity -- Service Class           0.60%           0.20%          0.25%       0.12%(c)    1.17%(d)
  MainStay VP International Equity -- Initial Class           0.60%           0.20%          0.00%       0.12%(c)    0.92%(d)
  MainStay VP Large Cap Growth -- Service Class               0.50%(h)        0.2%           0.25%       0.10%(c)    1.05%(d)
  MainStay VP Large Cap Growth -- Initial Class               0.50%(h)        0.20%          0.00%       0.10%(c)    0.80%(d)
  MainStay VP Mid Cap Growth -- Service Class                 0.75%(b)        0.00%          0.25%       0.07%(c)    1.07%(d)
  MainStay VP S&P 500 Index -- Service Class                  0.09%(i)        0.20%          0.25%       0.06%(c)    0.60%(d)
  MainStay VP S&P 500 Index -- Initial Class                  0.09%(i)        0.20%          0.00%       0.06%(c)    0.35%(d)
  MainStay VP Small Cap Growth -- Service Class               0.90%(b)        0.00%          0.25%       0.08%(c)    1.23%(d)
  MainStay VP Small Cap Growth -- Initial Class               0.90%(b)        0.00%          0.00%       0.08%(c)    0.98%(d)
  MainStay VP Total Return -- Service Class                   0.32%           0.20%          0.25%       0.07%(c)    0.84%(d)
  MainStay VP Total Return -- Initial Class                   0.32%           0.20%          0.00%       0.07%(c)    0.59%(d)
  MainStay VP Value -- Service Class                          0.36%           0.20%          0.25%       0.07%(c)    0.88%(d)
  MainStay VP Value -- Initial Class                          0.36%           0.20%          0.00%       0.07%(c)    0.63%(d)
  Alger American Small Capitalization -- Class S Shares       0.81%(j)        0.00%          0.25%       0.12%       1.18%
  Alger American Small Capitalization -- Class O Shares       0.81%(j)        0.00%          0.00%       0.12%       0.93%
  CVS Calvert Social Balanced Portfolio                       0.70%(k)        0.00%          0.00%       0.21%       0.91%(l)
  Columbia Small Cap Value Fund, Variable Series --
    Class B                                                   0.80%(k)        0.00%          0.25%       0.11%       1.16%
  Dreyfus IP Technology Growth -- Service Shares              0.75%(x)        0.00%          0.25%       0.12%(y)    1.12%
  Dreyfus IP Technology Growth -- Initial Shares              0.75%(x)        0.00%          0.00%       0.11%(y)    0.86%
  Fidelity(R) VIP Contrafund(R) -- Service Class 2            0.57%(k)        0.00%          0.25%       0.09%       0.91%(m)

  ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   TOTAL FUND
                                                            ADVISORY     ADMINISTRATION      12B-1       OTHER       ANNUAL
                           FUND                               FEES            FEES         FEES(**)     EXPENSES   EXPENSE(A)
  ---------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R) -- Initial Class              0.57%(k)        0.00%          0.00%       0.09%       0.66%(m)
  Fidelity(R) VIP Equity Income -- Service Class 2            0.47%(k)        0.00%          0.25%       0.10%       0.82%(m)
  Fidelity(R) VIP Equity Income -- Initial Class              0.47%(k)        0.00%          0.00%       0.10%       0.57%(m)
  Fidelity(R) VIP Mid Cap -- Service Class 2                  0.57%(k)        0.00%          0.25%       0.11%       0.93%(m)
  Janus Aspen Series Balanced -- Service Shares               0.55%(n)        0.00%          0.25%       0.03%       0.83%(o)
  Janus Aspen Series Balanced -- Institutional Shares         0.55%(n)        0.00%          0.00%       0.03%       0.58%(o)
  Janus Aspen Series Worldwide Growth -- Service
    Shares(p)                                                 0.60%(n)        0.00%          0.25%       0.05%       0.90%(o)
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares(p)                                                 0.60%(n)        0.00%          0.00%       0.04%       0.64%(o)
  MFS(R) Investors Trust Series -- Service Class              0.75%(k)        0.00%          0.25%(q)    0.11%       1.11%(r)
  MFS(R) Investors Trust Series -- Initial Class              0.75%(k)        0.00%          0.00%       0.11%       0.86%(r)
  MFS(R) Research Series -- Service Class                     0.75%(k)        0.00%          0.25%(q)    0.14%       1.14%(r)
  MFS(R) Research Series -- Initial Class                     0.75%(k)        0.00%          0.00%       0.14%       0.89%(r)
  MFS(R) Utilities Series -- Service Class                    0.75%(k)        0.00%          0.25%(q)    0.11%       1.11%(r)
  MFS(R) Utilities Series -- Initial Class                    0.75%(k)        0.00%          0.00%       0.11%       0.86%(r)
  Royce Micro-Cap Portfolio -- Investment Class               1.25%           0.00%          0.00%       0.06%       1.31%
  Royce Small-Cap Portfolio -- Investment Class               1.00%           0.00%          0.00%       0.08%       1.08%
  T. Rowe Price Equity Income Portfolio -- II                 0.85%(s)        0.00%          0.25%       0.00%       1.10%
  T. Rowe Price Equity Income Portfolio                       0.85%(s)        0.00%          0.00%       0.00%       0.85%
  Van Eck Worldwide Hard Assets Fund                          1.00%           0.00%          0.00%       0.13%       1.13%
  Van Kampen UIF Emerging Markets Equity -- Class II(t)       1.23%(k)        0.00%          0.35%       0.40%       1.98%(u)
  Van Kampen UIF Emerging Markets Equity -- Class I(t)        1.23%(k)        0.00%          0.00%       0.40%       1.63%(u)
  Victory VIF Diversified Stock -- Class A Shares             0.30%(k)        0.00%          0.25%       0.57%(v)    1.12%(w)



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



   * The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending Shareholder approval, the merger is expected to be effective as of August 17, 2007.



 (a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



 (c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



 (d) The "Total Fund Annual Expenses" may differ from the amounts shown in the Financial Highlights section of the Fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



 (e) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.25% up to $500 million and 0.20% on assets in excess of $500 million.

 (f) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% on assets up to $200 million, 0.55% from $200 million to $500 million, 0.525% from $500 million to $1 billion and 0.50% on assets in excess of $1 billion.



 (g) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $100 million, 0.45% from $100 million to $200 million and 0.40% on assets in excess of $200 million.



 (h) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $200 million and 0.40% on assets in excess of $200 million.



 (i) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has voluntarily agreed to waive a portion of its advisory fee so that the advisory fee is 0.05% on assets up to $1 billion and 0.025% on assets in excess of $1 billion. Without this waiver, the actual advisory fee would be 0.10% up to $1 billion and 0.075% on assets in excess of $1 billion.



 (j) Previously, the portfolio's Advisory Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.



 (k) The fees designated as "Advisory Fees" reflect "Management Fees".



 (l) "Total Annual Expenses" reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash deposit with the bank. These credits are used to reduce the Portfolio's expenses. Total Fund Annual expenses after reductions for fees paid indirectly and fee waivers would be as follows: CVS Calvert Social Balanced 0.90%.



 (m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.65% for Fidelity(R) VIP Contrafund Initial Class(R), 0.56% for Fidelity(R) VIP Equity-Income Initial Class and 0.91% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.



 (n) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.



 (o) "Total Fund Annual Expenses" are stated without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the fund's Statement of Additional Information. All expenses are shown in the fund's statement of Additional Information without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.



 (p) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Refer to the "Management Expenses" section in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information.



 (q) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the fund's prospectus.



 (r) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



 (s) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



 (t) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



 (u) UIF Emerging Market Equity expense cap decreased from 1.65% to 1.60% for Class I and from 1.70% to 1.65% for Class II on June 1, 2006.



 (v) Includes an administrative service fee of up to 0.25%.



 (w) In addition to any voluntary or contractual fee waivers or expenses, any reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.



 (x) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.



 (y) Other expenses include expenses of 0.01% for acquired fund fees and expenses.

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner, transaction expenses, the annual policy service charge (for policies with less than $20,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.


     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $  898.81   $  778.68   $1,330.34   $2,833.09
with IPP Rider.......................................................  $  942.14   $  916.65   $1,558.80   $3,280.25
with EBB Rider.......................................................  $  927.70   $  870.81   $1,483.14   $3,133.45
with IPP & EBB Riders................................................  $  971.03   $1,008.79   $1,711.60   $3,580.60
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $  908.38   $  809.28   $1,381.20   $2,933.64
with IPP Rider.......................................................  $  951.67   $  946.84   $1,608.47   $3,375.94
with EBB Rider.......................................................  $  937.24   $  901.13   $1,533.20   $3,230.71
with IPP & EBB Riders................................................  $  980.54   $1,038.69   $1,760.48   $3,673.01
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  874.86   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................................................  $  918.31   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................................................  $  903.83   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................................................  $  947.27   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $  898.81   $  778.68   $1,330.34   $2,833.09
with IPP Rider.......................................................  $  942.14   $  916.65   $1,558.80   $3,280.25
with EBB Rider.......................................................  $  927.70   $  870.81   $1,483.14   $3,133.45
with IPP & EBB Riders................................................  $  971.03   $1,008.79   $1,711.60   $3,580.60
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................................................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $  898.81   $1,456.47   $1,838.67   $2,833.09
with IPP Rider.......................................................  $  942.14   $1,585.31   $2,055.75   $3,280.25
with EBB Rider.......................................................  $  927.70   $1,542.50   $1,983.86   $3,133.45
with IPP & EBB Riders................................................  $  971.03   $1,671.35   $2,200.95   $3,580.60
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $  908.38   $1,485.05   $1,886.99   $2,933.64
with IPP Rider.......................................................  $  951.67   $1,613.50   $2,102.95   $3,375.94
with EBB Rider.......................................................  $  937.24   $1,570.82   $2,031.43   $3,230.71
with IPP & EBB Riders................................................  $  980.54   $1,699.27   $2,247.40   $3,673.01
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  874.86   $1,384.77   $1,716.96   $2,577.38
with IPP Rider.......................................................  $  918.31   $1,514.61   $1,936.89   $3,036.85
with EBB Rider.......................................................  $  903.83   $1,471.47   $1,864.05   $2,885.98
with IPP & EBB Riders................................................  $  947.27   $1,601.31   $2,083.98   $3,345.46
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $  898.81   $1,456.47   $1,838.67   $2,833.09
with IPP Rider.......................................................  $  942.14   $1,585.31   $2,055.75   $3,280.25
with EBB Rider.......................................................  $  927.70   $1,542.50   $1,983.86   $3,133.45
with IPP & EBB Riders................................................  $  971.03   $1,671.35   $2,200.95   $3,580.60
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................................................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,774.35   $2,371.81   $3,918.01

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $363.81   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $253.26   $  778.68   $1,330.34   $2,833.09
with IPP Rider.......................................................  $299.51   $  916.65   $1,558.80   $3,280.25
with EBB Rider.......................................................  $284.10   $  870.81   $1,483.14   $3,133.45
with IPP & EBB Riders................................................  $330.34   $1,008.79   $1,711.60   $3,580.60
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $263.48   $  809.28   $1,381.20   $2,933.64
with IPP Rider.......................................................  $309.68   $  946.84   $1,608.47   $3,375.94
with EBB Rider.......................................................  $294.28   $  901.13   $1,533.20   $3,230.71
with IPP & EBB Riders................................................  $340.49   $1,038.69   $1,760.48   $3,673.01
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $227.71   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................................................  $274.07   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................................................  $258.62   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................................................  $304.98   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $253.26   $  778.68   $1,330.34   $2,833.09
with IPP Rider.......................................................  $299.51   $  916.65   $1,558.80   $3,280.25
with EBB Rider.......................................................  $284.10   $  870.81   $1,483.14   $3,133.45
with IPP & EBB Riders................................................  $330.34   $1,008.79   $1,711.60   $3,580.60
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $367.87   $1,119.10   $1,891.42   $3,918.01

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $  910.30   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................................................  $  953.58   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................................................  $  939.15   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................................................  $  982.44   $1,044.66   $1,770.22   $3,691.38
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $  940.94   $  912.84   $1,552.52   $3,268.12
with IPP Rider.......................................................  $  984.08   $1,048.97   $1,775.80   $3,694.25
with EBB Rider.......................................................  $  969.70   $1,003.74   $1,701.85   $3,554.34
with IPP & EBB Riders................................................  $1,012.85   $1,139.88   $1,925.13   $3,980.46
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  916.04   $  833.72   $1,421.74   $3,013.37
with IPP Rider.......................................................  $  959.30   $  970.93   $1,648.05   $3,451.79
with EBB Rider.......................................................  $  944.88   $  925.34   $1,573.10   $3,307.86
with IPP & EBB Riders................................................  $  988.14   $1,062.56   $1,799.42   $3,746.29
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  942.85   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................................................  $  985.99   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................................................  $  971.61   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................................................  $1,014.75   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,020.76   $1,731.18   $3,617.67
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders...................................................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................................................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................................................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................................................  $1,009.99   $1,130.97   $1,910.69   $3,953.75
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $  956.34   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,128.01   $1,905.89   $3,944.84

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $  910.30   $1,490.75   $1,896.64   $2,953.64
with IPP Rider.......................................................  $  953.58   $1,619.12   $2,112.37   $3,394.96
with EBB Rider.......................................................  $  939.15   $1,576.47   $2,040.92   $3,250.05
with IPP & EBB Riders................................................  $  982.44   $1,704.84   $2,256.65   $3,691.38
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $  940.94   $1,581.75   $2,049.79   $3,268.12
with IPP Rider.......................................................  $  984.08   $1,708.87   $2,261.94   $3,694.25
with EBB Rider.......................................................  $  969.70   $1,666.63   $2,191.68   $3,554.34
with IPP & EBB Riders................................................  $1,012.85   $1,793.75   $2,403.84   $3,980.46
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  916.04   $1,507.87   $1,925.52   $3,013.37
with IPP Rider.......................................................  $  959.30   $1,635.99   $2,140.56   $3,451.79
with EBB Rider.......................................................  $  944.88   $1,593.42   $2,069.34   $3,307.86
with IPP & EBB Riders................................................  $  988.14   $1,721.56   $2,284.40   $3,746.29
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................................................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................................................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,685.32   $2,224.19   $3,626.91
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  942.85   $1,587.42   $2,059.29   $3,287.43
with IPP Rider.......................................................  $  985.99   $1,714.47   $2,271.24   $3,712.64
with EBB Rider.......................................................  $  971.61   $1,672.25   $2,201.04   $3,573.03
with IPP & EBB Riders................................................  $1,014.75   $1,799.28   $2,412.97   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................................................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................................................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,682.52   $2,219.56   $3,617.67
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders...................................................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................................................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................................................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................................................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $1,542.02   $1,983.04   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,669.68   $2,196.76   $3,564.49
with EBB Rider.......................................................  $  956.34   $1,627.26   $2,125.97   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,754.93   $2,339.70   $3,855.13
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................................................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,782.67   $2,385.56   $3,944.84

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $265.53   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................................................  $311.72   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................................................  $296.32   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................................................  $342.52   $1,044.66   $1,770.22   $3,691.38
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $298.23   $  912.84   $1,552.52   $3,268.12
with IPP Rider.......................................................  $344.27   $1,048.97   $1,775.80   $3,694.25
with EBB Rider.......................................................  $328.92   $1,003.74   $1,701.85   $3,554.34
with IPP & EBB Riders................................................  $374.97   $1,139.88   $1,925.13   $3,980.46
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $271.66   $  833.72   $1,421.74   $3,013.37
with IPP Rider.......................................................  $317.82   $  970.93   $1,648.05   $3,451.79
with EBB Rider.......................................................  $302.43   $  925.34   $1,573.10   $3,307.86
with IPP & EBB Riders................................................  $348.60   $1,062.56   $1,799.42   $3,746.29
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $335.41   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $300.27   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................................................  $346.31   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................................................  $330.96   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................................................  $377.00   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $334.40   $1,020.76   $1,731.18   $3,617.67
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders...................................................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................................................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................................................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................................................  $371.92   $1,130.97   $1,910.69   $3,953.75
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $283.92   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $330.03   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $314.66   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $360.77   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $370.91   $1,128.01   $1,905.89   $3,944.84

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  925.62   $  864.20   $1,472.20   $3,112.11
with IPP Rider.......................................................  $  968.83   $1,001.00   $1,697.35   $3,545.80
with EBB Rider.......................................................  $  954.43   $  955.54   $1,622.78   $3,403.39
with IPP & EBB Riders................................................  $  997.64   $1,092.34   $1,847.93   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  939.02   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................................................  $  982.18   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................................................  $  967.79   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................................................  $1,010.95   $1,133.95   $1,915.51   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $  956.34   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $  923.70   $  858.10   $1,462.13   $3,092.45
with IPP Rider.......................................................  $  966.93   $  994.99   $1,687.52   $3,527.07
with EBB Rider.......................................................  $  952.52   $  949.50   $1,612.86   $3,384.38
with IPP & EBB Riders................................................  $  995.74   $1,086.39   $1,838.25   $3,819.00
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,101.26   $1,862.45   $3,864.13
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $  882.52   $  726.50   $1,243.39   $2,659.90
with IPP Rider.......................................................  $  925.93   $  865.21   $1,473.88   $3,115.40
with EBB Rider.......................................................  $  911.46   $  819.12   $1,397.53   $2,965.81
with IPP & EBB Riders................................................  $  954.87   $  957.82   $1,628.01   $3,421.32
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  942.85   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................................................  $  985.99   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................................................  $  971.61   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................................................  $1,014.75   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,029.72   $1,745.83   $3,645.38

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  925.62   $1,536.33   $1,973.46   $3,112.11
with IPP Rider.......................................................  $  968.83   $1,664.07   $2,187.41   $3,545.80
with EBB Rider.......................................................  $  954.43   $1,621.62   $2,116.55   $3,403.39
with IPP & EBB Riders................................................  $  997.64   $1,749.36   $2,330.49   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  939.02   $1,576.09   $2,040.28   $3,248.75
with IPP Rider.......................................................  $  982.18   $1,703.28   $2,252.66   $3,675.83
with EBB Rider.......................................................  $  967.79   $1,661.02   $2,182.32   $3,535.60
with IPP & EBB Riders................................................  $1,010.95   $1,788.21   $2,394.70   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $1,542.02   $1,983.04   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,669.68   $2,196.76   $3,564.49
with EBB Rider.......................................................  $  956.34   $1,627.26   $2,125.97   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,754.93   $2,339.70   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $  923.70   $1,530.64   $1,963.89   $3,092.45
with IPP Rider.......................................................  $  966.93   $1,658.46   $2,178.06   $3,527.07
with EBB Rider.......................................................  $  952.52   $1,615.99   $2,107.13   $3,384.38
with IPP & EBB Riders................................................  $  995.74   $1,743.81   $2,321.29   $3,819.00
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................................................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................................................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................................................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,757.69   $2,344.28   $3,864.13
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $  882.52   $1,407.75   $1,756.04   $2,659.90
with IPP Rider.......................................................  $  925.93   $1,537.27   $1,975.06   $3,115.40
with EBB Rider.......................................................  $  911.46   $1,494.23   $1,902.51   $2,965.81
with IPP & EBB Riders................................................  $  954.87   $1,623.75   $2,121.53   $3,421.32
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  942.85   $1,587.42   $2,059.29   $3,287.43
with IPP Rider.......................................................  $  985.99   $1,714.47   $2,271.24   $3,712.64
with EBB Rider.......................................................  $  971.61   $1,672.25   $2,201.04   $3,573.03
with IPP & EBB Riders................................................  $1,014.75   $1,799.28   $2,412.97   $3,998.23
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................................................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................................................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,690.89   $2,233.48   $3,645.38

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $281.88   $  864.20   $1,472.20   $3,112.11
with IPP Rider.......................................................  $328.00   $1,001.00   $1,697.35   $3,545.80
with EBB Rider.......................................................  $312.62   $  955.54   $1,622.78   $3,403.39
with IPP & EBB Riders................................................  $358.74   $1,092.34   $1,847.93   $3,837.09
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $296.18   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................................................  $342.24   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................................................  $326.89   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................................................  $372.94   $1,133.95   $1,915.51   $3,962.68
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $283.92   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $330.03   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $314.66   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $360.77   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $279.83   $  858.10   $1,462.13   $3,092.45
with IPP Rider.......................................................  $325.96   $  994.99   $1,687.52   $3,527.07
with EBB Rider.......................................................  $310.59   $  949.50   $1,612.86   $3,384.38
with IPP & EBB Riders................................................  $356.71   $1,086.39   $1,838.25   $3,819.00
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $361.78   $1,101.26   $1,862.45   $3,864.13
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $235.89   $  726.50   $1,243.39   $2,659.90
with IPP Rider.......................................................  $282.21   $  865.21   $1,473.88   $3,115.40
with EBB Rider.......................................................  $266.77   $  819.12   $1,397.53   $2,965.81
with IPP & EBB Riders................................................  $313.10   $  957.82   $1,628.01   $3,421.32
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $300.27   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................................................  $346.31   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................................................  $330.96   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................................................  $377.00   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $337.44   $1,029.72   $1,745.83   $3,645.38

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,041.66   $1,765.34   $3,682.20
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $  938.06   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................................................  $  981.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................................................  $  966.83   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................................................  $1,009.99   $1,130.97   $1,910.69   $3,953.75
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................................................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................................................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................................................  $1,008.09   $1,125.03   $1,901.06   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $  932.32   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................................................  $  975.50   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................................................  $  961.11   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................................................  $1,004.29   $1,113.16   $1,881.77   $3,900.09
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73
FIDELITY(R) VIP EQUITY INCOME--SERVICE CLASS 2
without any Riders...................................................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,023.75   $1,736.06   $3,626.91
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,056.59   $1,789.70   $3,728.03
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $  904.55   $  797.04   $1,360.88   $2,893.54
with IPP Rider.......................................................  $  947.86   $  934.78   $1,588.64   $3,337.79
with EBB Rider.......................................................  $  933.43   $  889.01   $1,513.21   $3,191.93
with IPP & EBB Riders................................................  $  976.73   $1,026.74   $1,740.95   $3,636.15

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................................................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................................................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,702.04   $2,252.02   $3,682.20
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $  938.06   $1,573.25   $2,035.52   $3,239.05
with IPP Rider.......................................................  $  981.22   $1,700.48   $2,248.01   $3,666.59
with EBB Rider.......................................................  $  966.83   $1,658.20   $2,177.64   $3,526.22
with IPP & EBB Riders................................................  $1,009.99   $1,785.44   $2,390.12   $3,953.75
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................................................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................................................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................................................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $  932.32   $1,556.22   $2,006.92   $3,180.66
with IPP Rider.......................................................  $  975.50   $1,683.69   $2,220.08   $3,611.03
with EBB Rider.......................................................  $  961.11   $1,641.34   $2,149.48   $3,469.72
with IPP & EBB Riders................................................  $1,004.29   $1,768.80   $2,362.65   $3,900.09
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73
FIDELITY(R) VIP EQUITY INCOME--SERVICE CLASS 2
without any Riders...................................................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................................................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................................................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,685.32   $2,224.19   $3,626.91
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................................................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................................................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,715.98   $2,275.16   $3,728.03
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $  904.55   $1,473.62   $1,867.68   $2,893.54
with IPP Rider.......................................................  $  947.86   $1,602.24   $2,084.11   $3,337.79
with EBB Rider.......................................................  $  933.43   $1,559.50   $2,012.43   $3,191.93
with IPP & EBB Riders................................................  $  976.73   $1,688.10   $2,228.84   $3,636.15

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $341.50   $1,041.66   $1,765.34   $3,682.20
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $295.16   $  903.74   $1,537.50   $3,239.05
with IPP Rider.......................................................  $341.22   $1,039.99   $1,761.13   $3,666.59
with EBB Rider.......................................................  $325.86   $  994.72   $1,687.07   $3,526.22
with IPP & EBB Riders................................................  $371.92   $1,130.97   $1,910.69   $3,953.75
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................................................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................................................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................................................  $369.89   $1,125.03   $1,901.06   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $289.03   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................................................  $335.11   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................................................  $319.75   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................................................  $365.84   $1,113.16   $1,881.77   $3,900.09
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73
FIDELITY(R) VIP EQUITY INCOME--SERVICE CLASS 2
without any Riders...................................................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $335.41   $1,023.75   $1,736.06   $3,626.91
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $346.57   $1,056.59   $1,789.70   $3,728.03
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $259.39   $  797.04   $1,360.88   $2,893.54
with IPP Rider.......................................................  $305.62   $  934.78   $1,588.64   $3,337.79
with EBB Rider.......................................................  $290.21   $  889.01   $1,513.21   $3,191.93
with IPP & EBB Riders................................................  $336.43   $1,026.74   $1,740.95   $3,636.15

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,047.64   $1,775.09   $3,700.56
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,110.18   $1,876.95   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,119.10   $1,891.42   $3,918.01
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,110.18   $1,876.95   $3,891.12
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................................................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................................................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................................................  $1,008.09   $1,125.03   $1,901.06   $3,935.89
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $  950.51   $  943.17   $1,602.45   $3,364.36
with IPP Rider.......................................................  $  993.62   $1,078.88   $1,824.56   $3,785.82
with EBB Rider.......................................................  $  979.25   $1,033.79   $1,750.99   $3,647.45
with IPP & EBB Riders................................................  $1,022.35   $1,169.51   $1,973.12   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,101.26   $1,862.45   $3,864.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,116.13   $1,886.60   $3,909.06

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................................................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................................................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,707.63   $2,261.28   $3,700.56
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................................................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................................................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................................................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................................................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................................................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................................................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $  950.51   $1,610.08   $2,097.23   $3,364.36
with IPP Rider.......................................................  $  993.62   $1,736.80   $2,308.27   $3,785.82
with EBB Rider.......................................................  $  979.25   $1,694.69   $2,238.38   $3,647.45
with IPP & EBB Riders................................................  $1,022.35   $1,821.42   $2,449.44   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................................................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,757.69   $2,344.28   $3,864.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................................................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................................................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,771.58   $2,367.24   $3,909.06

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $343.52   $1,047.64   $1,775.09   $3,700.56
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $364.83   $1,110.18   $1,876.95   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $367.87   $1,119.10   $1,891.42   $3,918.01
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $364.83   $1,110.18   $1,876.95   $3,891.12
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................................................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................................................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................................................  $369.89   $1,125.03   $1,901.06   $3,935.89
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $308.45   $  943.17   $1,602.45   $3,364.36
with IPP Rider.......................................................  $354.45   $1,078.88   $1,824.56   $3,785.82
with EBB Rider.......................................................  $339.11   $1,033.79   $1,750.99   $3,647.45
with IPP & EBB Riders................................................  $385.11   $1,169.51   $1,973.12   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $361.78   $1,101.26   $1,862.45   $3,864.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $363.81   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $366.86   $1,116.13   $1,886.60   $3,909.06

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $1,014.67   $1,144.70   $1,931.52   $3,984.87
with IPP Rider.......................................................  $1,057.48   $1,277.64   $2,145.97   $4,376.27
with EBB Rider.......................................................  $1,043.21   $1,233.47   $2,074.95   $4,247.79
with IPP & EBB Riders................................................  $1,086.02   $1,366.41   $2,289.39   $4,639.18
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  932.32   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................................................  $  975.50   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................................................  $  961.11   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................................................  $1,004.29   $1,113.16   $1,881.77   $3,900.09

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $1,014.67   $1,798.25   $2,409.90   $3,984.87
with IPP Rider.......................................................  $1,057.48   $1,922.38   $2,613.65   $4,376.27
with EBB Rider.......................................................  $1,043.21   $1,881.14   $2,546.18   $4,247.79
with IPP & EBB Riders................................................  $1,086.02   $2,005.27   $2,749.92   $4,639.18
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  932.32   $1,556.22   $2,006.92   $3,180.66
with IPP Rider.......................................................  $  975.50   $1,683.69   $2,220.08   $3,611.03
with EBB Rider.......................................................  $  961.11   $1,641.34   $2,149.48   $3,469.72
with IPP & EBB Riders................................................  $1,004.29   $1,768.80   $2,362.65   $3,900.09

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $376.91   $1,144.70   $1,931.52   $3,984.87
with IPP Rider.......................................................  $422.60   $1,277.64   $2,145.97   $4,376.27
with EBB Rider.......................................................  $407.37   $1,233.47   $2,074.95   $4,247.79
with IPP & EBB Riders................................................  $453.06   $1,366.41   $2,289.39   $4,639.18
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $289.03   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................................................  $335.11   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................................................  $319.75   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................................................  $365.84   $1,113.16   $1,881.77   $3,900.09

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $  874.86   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................................................  $  918.31   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................................................  $  903.83   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................................................  $  947.27   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $  884.44   $  732.66   $1,253.65   $2,680.42
with IPP Rider.......................................................  $  927.84   $  871.27   $1,483.90   $3,134.94
with EBB Rider.......................................................  $  913.37   $  825.21   $1,407.64   $2,985.69
with IPP & EBB Riders................................................  $  956.77   $  963.83   $1,637.88   $3,440.21
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  874.86   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................................................  $  918.31   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................................................  $  903.83   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................................................  $  947.27   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $  874.86   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................................................  $  918.31   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................................................  $  903.83   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................................................  $  947.27   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,119.10   $1,891.42   $3,918.01
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $  886.35   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................................................  $  929.75   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................................................  $  915.28   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................................................  $  958.67   $  969.83   $1,647.73   $3,459.05
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $  917.00   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................................................  $  960.25   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................................................  $  945.83   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................................................  $  989.08   $1,065.54   $1,804.28   $3,755.41

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................................................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $  874.86   $1,384.77   $1,716.96   $2,577.38
with IPP Rider.......................................................  $  918.31   $1,514.61   $1,936.89   $3,036.85
with EBB Rider.......................................................  $  903.83   $1,471.47   $1,864.05   $2,885.98
with IPP & EBB Riders................................................  $  947.27   $1,601.31   $2,083.98   $3,345.46
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $  884.44   $1,413.50   $1,765.79   $2,680.42
with IPP Rider.......................................................  $  927.84   $1,542.94   $1,984.59   $3,134.94
with EBB Rider.......................................................  $  913.37   $1,499.92   $1,912.12   $2,985.69
with IPP & EBB Riders................................................  $  956.77   $1,629.36   $2,130.91   $3,440.21
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  874.86   $1,384.77   $1,716.96   $2,577.38
with IPP Rider.......................................................  $  918.31   $1,514.61   $1,936.89   $3,036.85
with EBB Rider.......................................................  $  903.83   $1,471.47   $1,864.05   $2,885.98
with IPP & EBB Riders................................................  $  947.27   $1,601.31   $2,083.98   $3,345.46
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $  874.86   $1,384.77   $1,716.96   $2,577.38
with IPP Rider.......................................................  $  918.31   $1,514.61   $1,936.89   $3,036.85
with EBB Rider.......................................................  $  903.83   $1,471.47   $1,864.05   $2,885.98
with IPP & EBB Riders................................................  $  947.27   $1,601.31   $2,083.98   $3,345.46
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................................................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $  886.35   $1,419.24   $1,775.54   $2,700.92
with IPP Rider.......................................................  $  929.75   $1,548.59   $1,994.11   $3,154.44
with EBB Rider.......................................................  $  915.28   $1,505.60   $1,921.71   $3,005.53
with IPP & EBB Riders................................................  $  958.67   $1,634.96   $2,140.27   $3,459.05
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $  917.00   $1,510.71   $1,930.31   $3,023.28
with IPP Rider.......................................................  $  960.25   $1,638.80   $2,145.26   $3,461.24
with EBB Rider.......................................................  $  945.83   $1,596.23   $2,074.07   $3,317.45
with IPP & EBB Riders................................................  $  989.08   $1,724.33   $2,289.02   $3,755.41

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $363.81   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $227.71   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................................................  $274.07   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................................................  $258.62   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................................................  $304.98   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $237.93   $  732.66   $1,253.65   $2,680.42
with IPP Rider.......................................................  $284.25   $  871.27   $1,483.90   $3,134.94
with EBB Rider.......................................................  $268.81   $  825.21   $1,407.64   $2,985.69
with IPP & EBB Riders................................................  $315.13   $  963.83   $1,637.88   $3,440.21
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $227.71   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................................................  $274.07   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................................................  $258.62   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................................................  $304.98   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $227.71   $  701.90   $1,202.27   $2,577.38
with IPP Rider.......................................................  $274.07   $  840.94   $1,433.71   $3,036.85
with EBB Rider.......................................................  $258.62   $  794.74   $1,357.05   $2,885.98
with IPP & EBB Riders................................................  $304.98   $  933.78   $1,588.49   $3,345.46
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $367.87   $1,119.10   $1,891.42   $3,918.01
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $239.97   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................................................  $286.28   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................................................  $270.85   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................................................  $317.15   $  969.83   $1,647.73   $3,459.05
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $272.67   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................................................  $318.84   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................................................  $303.45   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................................................  $349.61   $1,065.54   $1,804.28   $3,755.41

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  916.04   $  833.72   $1,421.74   $3,013.37
with IPP Rider.......................................................  $  959.30   $  970.93   $1,648.05   $3,451.79
with EBB Rider.......................................................  $  944.88   $  925.34   $1,573.10   $3,307.86
with IPP & EBB Riders................................................  $  988.14   $1,062.56   $1,799.42   $3,746.29
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $  879.66   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................................................  $  923.08   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................................................  $  908.60   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................................................  $  952.03   $  948.81   $1,613.21   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  942.85   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................................................  $  985.99   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................................................  $  971.61   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................................................  $1,014.75   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $  878.69   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................................................  $  922.12   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................................................  $  907.64   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................................................  $  951.07   $  945.81   $1,608.27   $3,383.47
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders...................................................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,056.59   $1,789.70   $3,728.03
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $  903.59   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $  946.90   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $  932.47   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,053.61   $1,784.83   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  901.68   $  787.85   $1,345.61   $2,863.37
with IPP Rider.......................................................  $  945.00   $  925.71   $1,573.71   $3,309.06
with EBB Rider.......................................................  $  930.56   $  879.91   $1,498.17   $3,162.72
with IPP & EBB Riders................................................  $  973.88   $1,017.76   $1,726.28   $3,608.41
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  939.02   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................................................  $  982.18   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................................................  $  967.79   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................................................  $1,010.95   $1,133.95   $1,915.51   $3,962.68

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  916.04   $1,507.87   $1,925.52   $3,013.37
with IPP Rider.......................................................  $  959.30   $1,635.99   $2,140.56   $3,451.79
with EBB Rider.......................................................  $  944.88   $1,593.42   $2,069.34   $3,307.86
with IPP & EBB Riders................................................  $  988.14   $1,721.56   $2,284.40   $3,746.29
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $  879.66   $1,399.15   $1,741.41   $2,629.04
with IPP Rider.......................................................  $  923.08   $1,528.78   $1,960.76   $3,086.01
with EBB Rider.......................................................  $  908.60   $1,485.71   $1,888.12   $2,935.98
with IPP & EBB Riders................................................  $  952.03   $1,615.34   $2,107.46   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  942.85   $1,587.42   $2,059.29   $3,287.43
with IPP Rider.......................................................  $  985.99   $1,714.47   $2,271.24   $3,712.64
with EBB Rider.......................................................  $  971.61   $1,672.25   $2,201.04   $3,573.03
with IPP & EBB Riders................................................  $1,014.75   $1,799.28   $2,412.97   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $  878.69   $1,396.27   $1,736.52   $2,618.72
with IPP Rider.......................................................  $  922.12   $1,525.95   $1,955.99   $3,076.19
with EBB Rider.......................................................  $  907.64   $1,482.86   $1,883.30   $2,925.98
with IPP & EBB Riders................................................  $  951.07   $1,612.54   $2,102.77   $3,383.47
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders...................................................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................................................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................................................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,715.98   $2,275.16   $3,728.03
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $  903.59   $1,470.76   $1,862.85   $2,883.50
with IPP Rider.......................................................  $  946.90   $1,599.41   $2,079.38   $3,328.21
with EBB Rider.......................................................  $  932.47   $1,556.67   $2,007.67   $3,182.20
with IPP & EBB Riders................................................  $  975.78   $1,685.32   $2,224.19   $3,626.91
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................................................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................................................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,713.20   $2,270.54   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  901.68   $1,465.04   $1,853.18   $2,863.37
with IPP Rider.......................................................  $  945.00   $1,593.77   $2,069.93   $3,309.06
with EBB Rider.......................................................  $  930.56   $1,551.00   $1,998.14   $3,162.72
with IPP & EBB Riders................................................  $  973.88   $1,679.73   $2,214.90   $3,608.41
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  939.02   $1,576.09   $2,040.28   $3,248.75
with IPP Rider.......................................................  $  982.18   $1,703.28   $2,252.66   $3,675.83
with EBB Rider.......................................................  $  967.79   $1,661.02   $2,182.32   $3,535.60
with IPP & EBB Riders................................................  $1,010.95   $1,788.21   $2,394.70   $3,962.68

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $271.66   $  833.72   $1,421.74   $3,013.37
with IPP Rider.......................................................  $317.82   $  970.93   $1,648.05   $3,451.79
with EBB Rider.......................................................  $302.43   $  925.34   $1,573.10   $3,307.86
with IPP & EBB Riders................................................  $348.60   $1,062.56   $1,799.42   $3,746.29
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $232.82   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................................................  $279.17   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................................................  $263.72   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................................................  $310.06   $  948.81   $1,613.21   $3,392.94
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $300.27   $  918.92   $1,562.52   $3,287.43
with IPP Rider.......................................................  $346.31   $1,054.97   $1,785.58   $3,712.64
with EBB Rider.......................................................  $330.96   $1,009.76   $1,711.70   $3,573.03
with IPP & EBB Riders................................................  $377.00   $1,145.80   $1,934.74   $3,998.23
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $231.80   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................................................  $278.14   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................................................  $262.69   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................................................  $309.04   $  945.81   $1,608.27   $3,383.47
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders...................................................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $346.57   $1,056.59   $1,789.70   $3,728.03
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $258.37   $  793.98   $1,355.80   $2,883.50
with IPP Rider.......................................................  $304.59   $  931.76   $1,583.66   $3,328.21
with EBB Rider.......................................................  $289.18   $  885.98   $1,508.19   $3,182.20
with IPP & EBB Riders................................................  $335.41   $1,023.75   $1,736.06   $3,626.91
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $345.55   $1,053.61   $1,784.83   $3,718.89
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $256.32   $  787.85   $1,345.61   $2,863.37
with IPP Rider.......................................................  $302.56   $  925.71   $1,573.71   $3,309.06
with EBB Rider.......................................................  $287.15   $  879.91   $1,498.17   $3,162.72
with IPP & EBB Riders................................................  $333.38   $1,017.76   $1,726.28   $3,608.41
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $296.18   $  906.78   $1,542.51   $3,248.75
with IPP Rider.......................................................  $342.24   $1,042.99   $1,766.03   $3,675.83
with EBB Rider.......................................................  $326.89   $  997.73   $1,691.99   $3,535.60
with IPP & EBB Riders................................................  $372.94   $1,133.95   $1,915.51   $3,962.68

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $  956.34   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $  899.76   $  781.74   $1,335.44   $2,843.21
with IPP Rider.......................................................  $  943.09   $  919.68   $1,563.77   $3,289.86
with EBB Rider.......................................................  $  928.65   $  873.84   $1,488.14   $3,143.20
with IPP & EBB Riders................................................  $  971.98   $1,011.78   $1,716.49   $3,589.87
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,101.26   $1,862.45   $3,864.13
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $  858.59   $  649.47   $1,114.41   $2,399.84
with IPP Rider.......................................................  $  902.11   $  789.24   $1,347.89   $2,867.88
with EBB Rider.......................................................  $  887.60   $  742.80   $1,270.57   $2,714.19
with IPP & EBB Riders................................................  $  931.12   $  882.55   $1,504.05   $3,182.22
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  918.91   $  842.87   $1,436.90   $3,043.09
with IPP Rider.......................................................  $  962.16   $  979.96   $1,662.87   $3,480.10
with EBB Rider.......................................................  $  947.74   $  934.40   $1,588.02   $3,336.61
with IPP & EBB Riders................................................  $  990.99   $1,071.50   $1,814.01   $3,773.64
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $  885.40   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................................................  $  928.80   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................................................  $  914.33   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................................................  $  957.73   $  966.83   $1,642.82   $3,449.64
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,056.59   $1,789.70   $3,728.03

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  927.53   $1,542.02   $1,983.04   $3,131.76
with IPP Rider.......................................................  $  970.74   $1,669.68   $2,196.76   $3,564.49
with EBB Rider.......................................................  $  956.34   $1,627.26   $2,125.97   $3,422.41
with IPP & EBB Riders................................................  $  999.54   $1,754.93   $2,339.70   $3,855.13
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $  899.76   $1,459.33   $1,843.51   $2,843.21
with IPP Rider.......................................................  $  943.09   $1,588.13   $2,060.48   $3,289.86
with EBB Rider.......................................................  $  928.65   $1,545.33   $1,988.62   $3,143.20
with IPP & EBB Riders................................................  $  971.98   $1,674.14   $2,205.60   $3,589.87
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................................................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................................................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................................................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,757.69   $2,344.28   $3,864.13
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $  858.59   $1,335.82   $1,633.47   $2,399.84
with IPP Rider.......................................................  $  902.11   $1,466.33   $1,855.34   $2,867.88
with EBB Rider.......................................................  $  887.60   $1,422.97   $1,781.87   $2,714.19
with IPP & EBB Riders................................................  $  931.12   $1,553.47   $2,003.74   $3,182.22
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  918.91   $1,516.41   $1,939.92   $3,043.09
with IPP Rider.......................................................  $  962.16   $1,644.42   $2,154.64   $3,480.10
with EBB Rider.......................................................  $  947.74   $1,601.89   $2,083.52   $3,336.61
with IPP & EBB Riders................................................  $  990.99   $1,729.91   $2,298.26   $3,773.64
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................................................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................................................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $  885.40   $1,416.37   $1,770.68   $2,690.68
with IPP Rider.......................................................  $  928.80   $1,545.77   $1,989.35   $3,144.69
with EBB Rider.......................................................  $  914.33   $1,502.76   $1,916.91   $2,995.62
with IPP & EBB Riders................................................  $  957.73   $1,632.17   $2,135.60   $3,449.64
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................................................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................................................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,715.98   $2,275.16   $3,728.03

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $283.92   $  870.29   $1,482.27   $3,131.76
with IPP Rider.......................................................  $330.03   $1,007.00   $1,707.19   $3,564.49
with EBB Rider.......................................................  $314.66   $  961.58   $1,632.69   $3,422.41
with IPP & EBB Riders................................................  $360.77   $1,098.30   $1,857.63   $3,855.13
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $254.28   $  781.74   $1,335.44   $2,843.21
with IPP Rider.......................................................  $300.52   $  919.68   $1,563.77   $3,289.86
with EBB Rider.......................................................  $285.11   $  873.84   $1,488.14   $3,143.20
with IPP & EBB Riders................................................  $331.35   $1,011.78   $1,716.49   $3,589.87
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders...................................................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders...................................................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $361.78   $1,101.26   $1,862.45   $3,864.13
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $210.34   $  649.47   $1,114.41   $2,399.84
with IPP Rider.......................................................  $256.78   $  789.24   $1,347.89   $2,867.88
with EBB Rider.......................................................  $241.30   $  742.80   $1,270.57   $2,714.19
with IPP & EBB Riders................................................  $287.75   $  882.55   $1,504.05   $3,182.22
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $274.72   $  842.87   $1,436.90   $3,043.09
with IPP Rider.......................................................  $320.87   $  979.96   $1,662.87   $3,480.10
with EBB Rider.......................................................  $305.49   $  934.40   $1,588.02   $3,336.61
with IPP & EBB Riders................................................  $351.64   $1,071.50   $1,814.01   $3,773.64
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $238.96   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................................................  $285.27   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................................................  $269.83   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................................................  $316.15   $  966.83   $1,642.82   $3,449.64
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $346.57   $1,056.59   $1,789.70   $3,728.03

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  936.15   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................................................  $  979.31   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................................................  $  964.92   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................................................  $1,008.09   $1,125.03   $1,901.06   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,035.70   $1,755.60   $3,663.83
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $  888.27   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................................................  $  931.65   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................................................  $  917.19   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................................................  $  960.57   $  975.83   $1,657.58   $3,477.85
FIDELITY(R) VIP EQUITY INCOME--INITIAL CLASS
without any Riders...................................................  $  879.66   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................................................  $  923.08   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................................................  $  908.60   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................................................  $  952.03   $  948.81   $1,613.21   $3,392.94
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,056.59   $1,789.70   $3,728.03
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $  880.61   $  720.36   $1,233.12   $2,639.32
with IPP Rider.......................................................  $  924.03   $  859.14   $1,463.84   $3,095.82
with EBB Rider.......................................................  $  909.55   $  813.02   $1,387.41   $2,945.92
with IPP & EBB Riders................................................  $  952.97   $  951.81   $1,618.15   $3,402.43
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $  886.35   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................................................  $  929.75   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................................................  $  915.28   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................................................  $  958.67   $  969.83   $1,647.73   $3,459.05
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,035.70   $1,755.60   $3,663.83

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  936.15   $1,567.57   $2,026.00   $3,219.63
with IPP Rider.......................................................  $  979.31   $1,694.89   $2,238.70   $3,648.11
with EBB Rider.......................................................  $  964.92   $1,652.58   $2,168.25   $3,507.42
with IPP & EBB Riders................................................  $1,008.09   $1,779.89   $2,380.97   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................................................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................................................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,696.47   $2,242.76   $3,663.83
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $  888.27   $1,424.98   $1,785.28   $2,721.37
with IPP Rider.......................................................  $  931.65   $1,554.25   $2,003.60   $3,173.90
with EBB Rider.......................................................  $  917.19   $1,511.29   $1,931.30   $3,025.32
with IPP & EBB Riders................................................  $  960.57   $1,640.57   $2,149.63   $3,477.85
FIDELITY(R) VIP EQUITY INCOME--INITIAL CLASS
without any Riders...................................................  $  879.66   $1,399.15   $1,741.41   $2,629.04
with IPP Rider.......................................................  $  923.08   $1,528.78   $1,960.76   $3,086.01
with EBB Rider.......................................................  $  908.60   $1,485.71   $1,888.12   $2,935.98
with IPP & EBB Riders................................................  $  952.03   $1,615.34   $2,107.46   $3,392.94
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................................................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................................................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,715.98   $2,275.16   $3,728.03
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $  880.61   $1,402.02   $1,746.28   $2,639.32
with IPP Rider.......................................................  $  924.03   $1,531.61   $1,965.53   $3,095.82
with EBB Rider.......................................................  $  909.55   $1,488.54   $1,892.90   $2,945.92
with IPP & EBB Riders................................................  $  952.97   $1,618.15   $2,112.16   $3,402.43
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $  886.35   $1,419.24   $1,775.54   $2,700.92
with IPP Rider.......................................................  $  929.75   $1,548.59   $1,994.11   $3,154.44
with EBB Rider.......................................................  $  915.28   $1,505.60   $1,921.71   $3,005.53
with IPP & EBB Riders................................................  $  958.67   $1,634.96   $2,140.27   $3,459.05
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................................................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................................................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,696.47   $2,242.76   $3,663.83

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $293.11   $  897.66   $1,527.48   $3,219.63
with IPP Rider.......................................................  $339.18   $1,034.00   $1,751.34   $3,648.11
with EBB Rider.......................................................  $323.83   $  988.69   $1,677.19   $3,507.42
with IPP & EBB Riders................................................  $369.89   $1,125.03   $1,901.06   $3,935.89
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $293.26   $  898.10   $1,528.20   $3,221.40
with IPP & EBB Riders................................................  $339.47   $1,035.70   $1,755.60   $3,663.83
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $242.02   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................................................  $288.32   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................................................  $272.88   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................................................  $319.18   $  975.83   $1,657.58   $3,477.85
FIDELITY(R) VIP EQUITY INCOME--INITIAL CLASS
without any Riders...................................................  $232.82   $  717.29   $1,228.00   $2,629.04
with IPP Rider.......................................................  $279.17   $  856.11   $1,458.83   $3,086.01
with EBB Rider.......................................................  $263.72   $  809.99   $1,382.38   $2,935.98
with IPP & EBB Riders................................................  $310.06   $  948.81   $1,613.21   $3,392.94
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $346.57   $1,056.59   $1,789.70   $3,728.03
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $233.84   $  720.36   $1,233.12   $2,639.32
with IPP Rider.......................................................  $280.18   $  859.14   $1,463.84   $3,095.82
with EBB Rider.......................................................  $264.73   $  813.02   $1,387.41   $2,945.92
with IPP & EBB Riders................................................  $311.07   $  951.81   $1,618.15   $3,402.43
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $239.97   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................................................  $286.28   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................................................  $270.85   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................................................  $317.15   $  969.83   $1,647.73   $3,459.05
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $339.47   $1,035.70   $1,755.60   $3,663.83

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $  910.30   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................................................  $  953.58   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................................................  $  939.15   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................................................  $  982.44   $1,044.66   $1,770.22   $3,691.38
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,035.70   $1,755.60   $3,663.83
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $  918.91   $  842.87   $1,436.90   $3,043.09
with IPP Rider.......................................................  $  962.16   $  979.96   $1,662.87   $3,480.10
with EBB Rider.......................................................  $  947.74   $  934.40   $1,588.02   $3,336.61
with IPP & EBB Riders................................................  $  990.99   $1,071.50   $1,814.01   $3,773.64
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $  950.51   $  943.17   $1,602.45   $3,364.36
with IPP Rider.......................................................  $  993.62   $1,078.88   $1,824.56   $3,785.82
with EBB Rider.......................................................  $  979.25   $1,033.79   $1,750.99   $3,647.45
with IPP & EBB Riders................................................  $1,022.35   $1,169.51   $1,973.12   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,101.26   $1,862.45   $3,864.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................................................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,116.13   $1,886.60   $3,909.06
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $  981.16   $1,039.78   $1,760.78   $3,665.93
with IPP Rider.......................................................  $1,024.12   $1,174.15   $1,979.20   $4,072.79
with EBB Rider.......................................................  $1,009.80   $1,129.50   $1,906.86   $3,939.20
with IPP & EBB Riders................................................  $1,052.76   $1,263.90   $2,125.30   $4,346.10
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  932.32   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................................................  $  975.50   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................................................  $  961.11   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................................................  $1,004.29   $1,113.16   $1,881.77   $3,900.09

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $  910.30   $1,490.75   $1,896.64   $2,953.64
with IPP Rider.......................................................  $  953.58   $1,619.12   $2,112.37   $3,394.96
with EBB Rider.......................................................  $  939.15   $1,576.47   $2,040.92   $3,250.05
with IPP & EBB Riders................................................  $  982.44   $1,704.84   $2,256.65   $3,691.38
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................................................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................................................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,696.47   $2,242.76   $3,663.83
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $  918.91   $1,516.41   $1,939.92   $3,043.09
with IPP Rider.......................................................  $  962.16   $1,644.42   $2,154.64   $3,480.10
with EBB Rider.......................................................  $  947.74   $1,601.89   $2,083.52   $3,336.61
with IPP & EBB Riders................................................  $  990.99   $1,729.91   $2,298.26   $3,773.64
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $  950.51   $1,610.08   $2,097.23   $3,364.36
with IPP Rider.......................................................  $  993.62   $1,736.80   $2,308.27   $3,785.82
with EBB Rider.......................................................  $  979.25   $1,694.69   $2,238.38   $3,647.45
with IPP & EBB Riders................................................  $1,022.35   $1,821.42   $2,449.44   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................................................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,757.69   $2,344.28   $3,864.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................................................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................................................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................................................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,693.69   $2,238.11   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................................................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $  981.16   $1,700.28   $2,247.67   $3,665.93
with IPP Rider.......................................................  $1,024.12   $1,825.75   $2,455.21   $4,072.79
with EBB Rider.......................................................  $1,009.80   $1,784.06   $2,386.47   $3,939.20
with IPP & EBB Riders................................................  $1,052.76   $1,909.55   $2,594.02   $4,346.10
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  932.32   $1,556.22   $2,006.92   $3,180.66
with IPP Rider.......................................................  $  975.50   $1,683.69   $2,220.08   $3,611.03
with EBB Rider.......................................................  $  961.11   $1,641.34   $2,149.48   $3,469.72
with IPP & EBB Riders................................................  $1,004.29   $1,768.80   $2,362.65   $3,900.09

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $265.53   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................................................  $311.72   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................................................  $296.32   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................................................  $342.52   $1,044.66   $1,770.22   $3,691.38
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $339.47   $1,035.70   $1,755.60   $3,663.83
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $274.72   $  842.87   $1,436.90   $3,043.09
with IPP Rider.......................................................  $320.87   $  979.96   $1,662.87   $3,480.10
with EBB Rider.......................................................  $305.49   $  934.40   $1,588.02   $3,336.61
with IPP & EBB Riders................................................  $351.64   $1,071.50   $1,814.01   $3,773.64
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $308.45   $  943.17   $1,602.45   $3,364.36
with IPP Rider.......................................................  $354.45   $1,078.88   $1,824.56   $3,785.82
with EBB Rider.......................................................  $339.11   $1,033.79   $1,750.99   $3,647.45
with IPP & EBB Riders................................................  $385.11   $1,169.51   $1,973.12   $4,068.93
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders...................................................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $361.78   $1,101.26   $1,862.45   $3,864.13
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders...................................................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $338.46   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $366.86   $1,116.13   $1,886.60   $3,909.06
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $341.15   $1,039.78   $1,760.78   $3,665.93
with IPP Rider.......................................................  $387.00   $1,174.15   $1,979.20   $4,072.79
with EBB Rider.......................................................  $371.72   $1,129.50   $1,906.86   $3,939.20
with IPP & EBB Riders................................................  $417.57   $1,263.90   $2,125.30   $4,346.10
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $289.03   $  885.49   $1,507.41   $3,180.66
with IPP Rider.......................................................  $335.11   $1,022.01   $1,731.74   $3,611.03
with EBB Rider.......................................................  $319.75   $  976.65   $1,657.44   $3,469.72
with IPP & EBB Riders................................................  $365.84   $1,113.16   $1,881.77   $3,900.09

        QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS VARIABLE ANNUITY



     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.



1. WHAT IS NEW YORK LIFE PLUS VARIABLE ANNUITY?



     New York Life Plus Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, and/or the Fixed Account. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account and the DCA Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account has 74 Investment Divisions, 44 of which are currently available under this policy. They are listed as the currently available investment divisions on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "The Fixed Account.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the limits on transfers. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "Transfers.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.


     You can make transfers from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Account" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options as described herein.


4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal to 0.15% (annualized) of the daily average Variable Accumulation Value. (See "Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal to 1.25% (annualized) of the daily average Variable Accumulation Value. (See "Separate Account Charge.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
PAYMENT YEAR                                                   CHARGE
------------                                                  ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     5%
6...........................................................     4%
7+..........................................................     0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary (b) 10% of the Accumulation Value at the time of withdrawal or (c) the Accumulation Value of the policy less the accumulated premium payments, all less any prior surrender charge free withdrawals during the policy year. (See "Surrender Charges" and "Exceptions to Surrender Charges.")


     If you selected the Investment Protection Plan Rider ("IPP") (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment"). The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan Rider. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may, in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $100 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan.

     You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15 or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. Withdrawals will not reduce the aggregate amount of premium payments. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments.")



     You may allocate the initial premium payment, to and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Accounts plus the Fixed Account. (See "Automatic Asset Reallocation".) Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you may allocate your Accumulation Value.


7. MAY NYLIAC TERMINATE YOUR POLICY?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters".)

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "Income Payments".) We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

        (a) the Accumulation Value, less any outstanding loan balance.


        (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals, and any rider charges deducted since the Policy Date; or


        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any partial withdrawals (proportional withdrawals in New York), applicable surrender charges since the most recent "reset date", and any rider charges since the last Reset Anniversary. We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 85.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters".)

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA and TSA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies. (See "Enhanced Beneficiary Benefit Rider" and "Enhanced Spousal Continuance Rider").

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?


     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with the written request for cancellation.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights".)

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?

REGULAR MAIL           NYL Annuity Service Center
                       2400 Reliable Parkway
                       Chicago, IL 60686
EXPRESS MAIL           National City Corporation
                       Attn: NYL Annuity Service Center/Lockbox #2400
                       5635 S. Archer Avenue
                       Chicago, IL 60638
CUSTOMER SERVICE       (800) 762-6212
AND UNIT VALUES

     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2006, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.


                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2001 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                            MAINSTAY VP                 MAINSTAY VP
                             BALANCED--                    BOND--
                           SERVICE CLASS               SERVICE CLASS                   MAINSTAY VP BOND--INITIAL CLASS
                          ----------------   ----------------------------------   ------------------------------------------
                           2006    2005(H)    2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   -------   ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $10.46   $10.00    $10.20   $10.15   $ 9.91   $10.00    $16.14   $16.01   $15.60   $15.14   $14.02
Accumulation Unit Value
 (end of period)........  $11.38   $10.46    $10.49   $10.20   $10.15   $ 9.91    $16.64   $16.14   $16.01   $15.60   $15.14
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,111    3,115     1,297    1,110      737      296     6,999    8,911   10,346   12,616   14,282


                               MAINSTAY VP BOND--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.01   $12.02   $12.37   $11.50   $10.64
Accumulation Unit Value
 (end of period)........  $14.02   $13.01   $12.02   $12.37   $11.50
Number of Units
 Outstanding (in 000s)
 (end of period)........  11,339    6,588    6,871    4,993    1,981


                                     MAINSTAY VP
                                CAPITAL APPRECIATION--
                                    SERVICE CLASS                MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                          ----------------------------------   ----------------------------------------------------
                           2006     2005     2004    2003(D)    2006      2005     2004     2003     2002     2001
                          ------   ------   ------   -------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.17   $11.42   $11.15   $10.00    $17.85    $16.70   $16.26   $12.98   $19.03   $25.14
Accumulation Unit Value
 (end of period)........  $12.51   $12.17   $11.42   $11.15    $18.38    $17.85   $16.70   $16.26   $12.98   $19.03
Number of Units
 Outstanding (in 000s)
 (end of period)........     859      788      653      248    12,330    15,825   20,255   23,240   25,441   29,099


                          MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS ---
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $28.55   $23.09   $16.95   $13.92
Accumulation Unit Value
 (end of period)........  $25.14   $28.55   $23.09   $16.95
Number of Units
 Outstanding (in 000s)
 (end of period)........  29,793   23,024   15,940   11,001


---------------


(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(h) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


                                                             MAINSTAY VP CASH MANAGEMENT
                          -------------------------------------------------------------------------------------------------
                           2006      2005      2004      2003      2002      2001      2000      1999      1998      1997
                          -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit Value
 (beginning of
 period)................    $1.27     $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10     $1.06
Accumulation Unit Value
 (end of period)........    $1.31     $1.27     $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10
Number of Units
 Outstanding (in 000s)
 (end of period)........   71,765    82,631   100,042   130,435   208,084   205,310   133,091   248,786   105,842    43,157



                                     MAINSTAY VP
                                    COMMON STOCK--
                                    SERVICE CLASS               MAINSTAY VP COMMON STOCK--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.17   $12.44   $11.40   $10.00    $23.61   $22.23   $20.33   $16.31   $21.84
Accumulation Unit Value
 (end of period)........  $15.09   $13.17   $12.44   $11.40    $27.11   $23.61   $22.23   $20.33   $16.31
Number of Units
 Outstanding (in 000s)
 (end of period)........     662      539      387      162     8,043    9,934   12,168   13,689   14,959

                                                                        MAINSTAY VP
                                                                       CONSERVATIVE
                                                                       ALLOCATION--
                           MAINSTAY VP COMMON STOCK--INITIAL CLASS     SERVICE CLASS
                          ------------------------------------------   -------------
                           2001     2000     1999     1998     1997       2006(I)
                          ------   ------   ------   ------   ------   -------------
Accumulation Unit Value
 (beginning of
 period)................  $26.71   $28.02   $21.87   $17.52   $14.01      $10.00
Accumulation Unit Value
 (end of period)........  $21.84   $26.71   $28.02   $21.87   $17.52      $10.66
Number of Units
 Outstanding (in 000s)
 (end of period)........  16,447   15,714   11,321    8,239    4,979       1,612



                                     MAINSTAY VP
                                    CONVERTIBLE--
                                    SERVICE CLASS                MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.03   $11.48   $10.99   $10.00    $18.49   $17.59   $16.81   $13.95   $15.36
Accumulation Unit Value
 (end of period)........  $13.07   $12.03   $11.48   $10.99    $20.13   $18.49   $17.59   $16.81   $13.95
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,248    1,105      884      347     6,442    7,778    9,263   10,078    9,467


                            MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $15.92   $17.00   $12.14   $11.78   $10.35
Accumulation Unit Value
 (end of period)........  $15.36   $15.92   $17.00   $12.14   $11.78
Number of Units
 Outstanding (in 000s)
 (end of period)........   9,385    7,873    3,826    3,139    2,205



                                     MAINSTAY VP
                                 DEVELOPING GROWTH--
                                    SERVICE CLASS              MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.34   $12.11   $11.63   $10.00    $ 9.57   $ 8.66   $ 8.30   $ 6.07   $ 8.67
Accumulation Unit Value
 (end of period)........  $14.78   $13.34   $12.11   $11.63    $10.62   $ 9.57   $ 8.66   $ 8.30   $ 6.07
Number of Units
 Outstanding (in 000s)
 (end of period)........     316      235      161       55     1,389    1,609    2,817    3,094    2,893


                        MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(B)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $ 9.49   $11.89   $ 9.12   $10.00
Accumulation Unit Value
 (end of period)........  $ 8.67   $ 9.49   $11.89   $ 9.12
Number of Units
 Outstanding (in 000s)
 (end of period)........   2,959    3,141    2,276    1,573



                            MAINSTAY VP                  MAINSTAY VP
                          FLOATING RATE--               GOVERNMENT--
                           SERVICE CLASS                SERVICE CLASS                MAINSTAY VP GOVERNMENT--INITIAL CLASS
                          ----------------   -----------------------------------   ------------------------------------------
                           2006    2005(H)    2006     2005     2004     2003(D)    2006     2005     2004     2003     2002
                          ------   -------   ------   ------   -------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $10.10   $10.00    $ 9.97   $ 9.91   $ 9.75    $10.00    $15.61   $15.46   $15.17   $15.10   $13.94
Accumulation Unit Value
 (end of period)........  $10.52   $10.10    $10.21   $ 9.97   $ 9.91    $ 9.75    $16.02   $15.61   $15.46   $15.17   $15.10
Number of Units
 Outstanding (in 000s)
 (end of period)........   6,301    3,612     1,005      881      614       272     5,160    6,756    8,248   11,183   15,260


                            MAINSTAY VP GOVERNMENT--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.26   $11.98   $12.37   $11.51   $10.66
Accumulation Unit Value
 (end of period)........  $13.94   $13.26   $11.98   $12.37   $11.51
Number of Units
 Outstanding (in 000s)
 (end of period)........   8,293    4,508    5,008    3,208    1,103


                         MAINSTAY VP
                           GROWTH                  MAINSTAY VP
                        ALLOCATION--       HIGH YIELD CORPORATE BOND--
                        SERVICE CLASS             SERVICE CLASS              MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                        -------------   ----------------------------------   ---------------------------------------------------
                           2006(I)       2006     2005     2004    2003(D)    2006     2005     2004     2003     2002     2001
                        -------------   ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit
 Value
 (beginning of
 period)..............     $10.00       $12.81   $12.65   $11.41   $10.00    $23.05   $22.70   $20.42   $15.19   $15.09   $14.59
Accumulation Unit
 Value
 (end of period)......     $11.08       $14.12   $12.81   $12.65   $11.41    $25.46   $23.05   $22.70   $20.42   $15.19   $15.09
Number of Units
 Outstanding (in 000s)
 (end of period)......      1,524        4,654    3,920    2,643      920    18,683   23,132   27,478   30,240   27,478   28,228


                      MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                        ---------------------------------
                         2000     1999     1998     1997
                        ------   ------   ------   ------
Accumulation Unit
 Value
 (beginning of
 period)..............  $15.72   $14.12   $13.95   $12.52
Accumulation Unit
 Value
 (end of period)......  $14.59   $15.72   $14.12   $13.95
Number of Units
 Outstanding (in 000s)
 (end of period)......  25,693   25,509   21,960   14,577


---------------


(b) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.



(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(h) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.



(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                     MAINSTAY VP
                                 ICAP SELECT EQUITY--
                                    SERVICE CLASS              MAINSTAY ICAP SELECT EQUITY--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.87   $12.40   $11.32   $10.00    $11.63   $11.18   $10.18   $ 8.07   $10.61
Accumulation Unit Value
 (end of period)........  $15.10   $12.87   $12.40   $11.32    $13.68   $11.63   $11.18   $10.18   $ 8.07
Number of Units
 Outstanding (in 000s)
 (end of period)........     413      332      251       73     2,640    2,904    3,342    3,407    4,314


                        MAINSTAY ICAP SELECT EQUITY--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(B)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.27   $10.72   $10.19   $10.00
Accumulation Unit Value
 (end of period)........  $10.61   $11.27   $10.72   $10.19
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,211    3,356    2,397    1,629


                                     MAINSTAY VP
                                  INCOME & GROWTH--
                                    SERVICE CLASS              MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.64   $12.27   $11.07   $10.00    $11.55   $11.19   $10.07   $ 7.94   $10.00
Accumulation Unit Value
 (end of period)........  $14.53   $12.64   $12.27   $11.07    $13.31   $11.55   $11.19   $10.07   $ 7.94
Number of Units
 Outstanding (in 000s)
 (end of period)........     372      302      200       45     2,835    3,636    4,151    4,374    5,461


                        MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(B)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.08   $12.59   $10.86   $10.00
Accumulation Unit Value
 (end of period)........  $10.00   $11.08   $12.59   $10.86
Number of Units
 Outstanding (in 000s)
 (end of period)........   5,593    5,454    3,997    2,263


                                     MAINSTAY VP
                                INTERNATIONAL EQUITY--
                                    SERVICE CLASS                MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $14.39   $13.55   $11.74   $10.00    $19.26   $18.09   $15.63   $12.19   $12.94   $15.26
Accumulation Unit Value
 (end of period)........  $18.59   $14.39   $13.55   $11.74    $24.94   $19.26   $18.09   $15.63   $12.19   $12.94
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,339      869      441      114     3,643    3,484    2,925    2,229    1,933    1,537


                          MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $18.88   $14.95   $12.32   $11.88
Accumulation Unit Value
 (end of period)........  $15.26   $18.88   $14.95   $12.32
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,556    1,204    1,012      932


                                     MAINSTAY VP
                                      LARGE CAP
                                       GROWTH--
                                    SERVICE CLASS              MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $10.96   $10.67   $11.11   $10.00    $12.33   $11.98   $12.44   $ 9.85   $13.92
Accumulation Unit Value
 (end of period)........  $11.56   $10.96   $10.67   $11.11    $13.04   $12.33   $11.98   $12.44   $ 9.85
Number of Units
 Outstanding (in 000s)
 (end of period)........     419      278      191       74     4,322    5,180    6,615    7,818    8,375


                        MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(B)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.92   $19.06   $11.68   $10.00
Accumulation Unit Value
 (end of period)........  $13.92   $16.92   $19.06   $11.68
Number of Units
 Outstanding (in 000s)
 (end of period)........   9,537    9,323    2,730    1,408


                                 MAINSTAY VP                 MAINSTAY VP
                                   MID CAP                     MID CAP                    MAINSTAY VP MID CAP
                                   CORE--                     GROWTH--                          VALUE--
                                SERVICE CLASS               SERVICE CLASS                    SERVICE CLASS
                          -------------------------   -------------------------   -----------------------------------
                           2006     2005    2004(G)    2006     2005    2004(G)    2006     2005      2004    2003(D)
                          ------   ------   -------   ------   ------   -------   ------   -------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.17   $14.19   $11.80    $16.77   $14.56   $12.07    $13.94   $13.41    $11.60   $10.00
Accumulation Unit Value
 (end of period)........  $18.28   $16.17   $14.19    $18.02   $16.77   $14.56    $15.64   $13.94    $13.41   $11.60
Number of Units
 Outstanding (in 000s)
 (end of period)........     986      740      414     1,334    1,104      653     1,582    1,298       688      207

                                                                                  MAINSTAY VP
                                                                                   MODERATE
                                          MAINSTAY VP MID CAP                    ALLOCATION--
                                          VALUE--INITIAL CLASS                   SERVICE CLASS
                          ----------------------------------------------------   -------------
                           2006     2005     2004     2003     2002    2001(C)      2006(I)
                          ------   ------   ------   ------   ------   -------   -------------
Accumulation Unit Value
 (beginning of
 period)................  $12.72   $12.20   $10.53   $ 8.28   $ 9.83   $10.00       $10.00
Accumulation Unit Value
 (end of period)........  $14.31   $12.72   $12.20   $10.53   $ 8.28   $ 9.83       $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)........   6,320    7,547    7,353    6,201    5,378    1,781        2,780


                           MAINSTAY VP
                            MODERATE
                             GROWTH                  MAINSTAY VP
                          ALLOCATION--             S&P 500 INDEX--
                          SERVICE CLASS             SERVICE CLASS               MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                          -------------   ----------------------------------   ------------------------------------------
                             2006(I)       2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          -------------   ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................     $10.00       $12.61   $12.24   $11.26   $10.00    $23.35   $22.60   $20.74   $16.41   $21.39
Accumulation Unit Value
 (end of period)........     $11.03       $14.32   $12.61   $12.24   $11.26    $26.58   $23.35   $22.60   $20.74   $16.41
Number of Units
 Outstanding (in 000s)
 (end of period)........      3,194        3,049    2,570    1,713      606    16,021   19,872   23,603   25,814   27,274


                           MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $24.68   $27.60   $23.19   $18.30   $13.97
Accumulation Unit Value
 (end of period)........  $21.39   $24.68   $27.60   $23.19   $18.30
Number of Units
 Outstanding (in 000s)
 (end of period)........  30,265   30,595   24,805   17,575    9,982


---------------


(b) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.



(c) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(g) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.



(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.


                                     MAINSTAY VP
                                  SMALL CAP GROWTH--
                                    SERVICE CLASS                  MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                          ----------------------------------   ----------------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002    2001(C)
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.48   $13.17   $12.24   $10.00    $10.64   $10.37   $ 9.61   $ 6.88   $ 9.48   $10.00
Accumulation Unit Value
 (end of period)........  $14.10   $13.48   $13.17   $12.24    $11.16   $10.64   $10.37   $ 9.61   $ 6.88   $ 9.48
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,048      921      593      192     2,996    3,613    4,375    4,177    2,600    1,286



                                     MAINSTAY VP
                                    TOTAL RETURN--
                                    SERVICE CLASS               MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.76   $11.23   $10.73   $10.00    $18.74   $17.84   $17.01   $14.41   $17.52
Accumulation Unit Value
 (end of period)........  $12.66   $11.76   $11.23   $10.73    $20.23   $18.74   $17.84   $17.01   $14.41
Number of Units
 Outstanding (in 000s)
 (end of period)........     720      665      501      171     7,691    9,593   12,145   13,754   14,813


                           MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $19.89   $21.09   $18.28   $14.58   $12.55
Accumulation Unit Value
 (end of period)........  $17.52   $19.89   $21.09   $18.28   $14.58
Number of Units
 Outstanding (in 000s)
 (end of period)........  16,939   17,027   14,509   11,136    7,629



                                     MAINSTAY VP
                                       VALUE--
                                    SERVICE CLASS                       MAINSTAY VP VALUE--INITIAL CLASS
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.21   $12.64   $11.55   $10.00    $20.95   $19.99   $18.22   $14.51   $18.64   $18.82
Accumulation Unit Value
 (end of period)........  $15.44   $13.21   $12.64   $11.55    $24.56   $20.95   $19.99   $18.22   $14.51   $18.64
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,121      888      633      223     7,477    8,804   10,255   11,104   11,706   11,482


                          MAINSTAY VP VALUE--INITIAL CLASS
                          ---------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $16.91   $15.76   $16.67   $13.76
Accumulation Unit Value
 (end of period)........  $18.82   $16.91   $15.76   $16.67
Number of Units
 Outstanding (in 000s)
 (end of period)........   8,963    9,782   10,004    7,236


                                        ALGER
                                    AMERICAN SMALL
                                   CAPITALIZATION--
                                    CLASS S SHARES             ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                          ----------------------------------   ---------------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002     2001
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $16.04   $13.95   $12.16   $10.00    $11.43   $ 9.92   $ 8.63   $ 6.15   $ 8.45   $12.16
Accumulation Unit Value
 (end of period)........  $18.93   $16.04   $13.95   $12.16    $13.53   $11.43   $ 9.92   $ 8.63   $ 6.15   $ 8.45
Number of Units
 Outstanding (in 000s)
 (end of period)........     564      364      210       55     5,028    5,793    6,515    6,994    7,192    7,864


                        ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                          ----------------------------------
                           2000     1999     1998     1997
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.93   $11.97   $10.51   $ 9.57
Accumulation Unit Value
 (end of period)........  $12.16   $16.93   $11.97   $10.51
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,657    3,063    1,904    1,060




                                                   CVS CALVERT SOCIAL BALANCED PORTFOLIO
                          ---------------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $18.61   $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46
Accumulation Unit Value
 (end of period)........  $19.96   $18.61   $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,268    1,536    1,684    1,655    1,627    1,668    1,484      987      594      282


                          COLUMBIA SMALL CAP VALUE
                                    FUND,                         DREYFUS IP
                              VARIABLE SERIES--              TECHNOLOGY GROWTH--            DREYFUS IP TECHNOLOGY
                                   CLASS B                      SERVICE SHARES              GROWTH--INITIAL SHARES
                          -------------------------   ----------------------------------   ------------------------
                           2006     2005    2004(F)    2006     2005     2004    2003(D)    2006     2005     2004
                          ------   ------   -------   ------   ------   ------   -------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $11.03   $10.61   $10.00    $11.87   $11.63   $11.77   $10.00    $ 8.87   $ 8.67   $ 8.75
Accumulation Unit Value
 (end of period)........  $12.99   $11.03   $10.61    $12.18   $11.87   $11.63   $11.77    $ 9.12   $ 8.87   $ 8.67
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,275      704       49       476      396      277      104     1,284    1,423    1,936


                            DREYFUS IP TECHNOLOGY
                           GROWTH--INITIAL SHARES
                          -------------------------
                           2003     2002    2001(C)
                          ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $ 5.88   $ 9.84   $10.00
Accumulation Unit Value
 (end of period)........  $ 8.75   $ 5.88   $ 9.84
Number of Units
 Outstanding (in 000s)
 (end of period)........   2,027      815      325


---------------


(c) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(f) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                           FIDELITY(R) VIP CONTRAFUND(R)--
                                   SERVICE CLASS 2             FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $15.27   $13.27   $11.69   $10.00    $24.21   $21.00   $18.44   $14.56   $16.28
Accumulation Unit Value
 (end of period)........  $16.78   $15.27   $13.27   $11.69    $26.67   $24.21   $21.00   $18.44   $14.56
Number of Units
 Outstanding (in 000s)
 (end of period)........   2,697    1,792      955      318    12,342   14,328   15,206   15,836   16,358


                        FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                          ------------------------------------------
                           2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $18.82   $20.44   $16.68   $13.01   $10.63
Accumulation Unit Value
 (end of period)........  $16.28   $18.82   $20.44   $16.68   $13.01
Number of Units
 Outstanding (in 000s)
 (end of period)........  17,160   16,983   12,004    7,022    3,079


                FIDELITY(R) VIP EQUITY-INCOME--
                        SERVICE CLASS 2             FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
               ----------------------------------   ------------------------------------------
                2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
               ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation
 Unit Value
 (beginning
 of
 period).....  $13.16   $12.64   $11.53   $10.00    $18.45   $17.67   $16.07   $12.50   $15.26
Accumulation
 Unit Value
 (end of
 period).....  $15.57   $13.16   $12.64   $11.53    $21.86   $18.45   $17.67   $16.07   $12.50
Number of
 Units
 Outstanding
 (in 000s)
 (end of
 period).....   1,806    1,344      810      251     8,089    9,399   10,725   11,179   11,548


             FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
               ------------------------------------------
                2001     2000     1999     1998     1997
               ------   ------   ------   ------   ------
Accumulation
 Unit Value
 (beginning
 of
 period).....  $16.29   $15.23   $14.53   $13.20   $10.45
Accumulation
 Unit Value
 (end of
 period).....  $15.26   $16.29   $15.23   $14.53   $13.20
Number of
 Units
 Outstanding
 (in 000s)
 (end of
 period).....  11,501    9,762    8,139    5,850    2,267



                                    FIDELITY(R) VIP
                                       MID CAP--                  JANUS ASPEN SERIES BALANCED--
                                    SERVICE CLASS 2                       SERVICE SHARES
                          -----------------------------------   ----------------------------------
                           2006     2005     2004     2003(E)    2006     2005     2004    2003(D)
                          ------   ------   -------   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $16.12   $13.85   $11.27    $10.00    $11.92   $11.23   $10.52   $10.00
Accumulation Unit Value
 (end of period)........  $17.87   $16.12   $13.85    $11.27    $12.98   $11.92   $11.23   $10.52
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,833    3,580    2,037       199     1,416    1,217      924      410



                                             JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                          ---------------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $21.84   $20.52   $19.17   $17.05   $18.48   $19.66   $20.40   $16.32   $12.32   $10.24
Accumulation Unit Value
 (end of period)........  $23.85    21.84   $20.52   $19.17   $17.05   $18.48   $19.66   $20.40   $16.32   $12.32
Number of Units
 Outstanding (in 000s)
 (end of period)........  15,886   20,068   24,437   28,250   31,372   32,862   30,425   16,575    6,418    2,043



                             JANUS ASPEN SERIES WORLDWIDE
                                       GROWTH--
                                    SERVICE SHARES              JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                          ----------------------------------   ------------------------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002     2001     2000
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.37   $11.88   $11.53   $10.00    $15.85   $15.18   $14.70   $12.02   $16.36   $21.39   $25.73
Accumulation Unit Value
 (end of period)........  $14.38   $12.37   $11.88   $11.53    $18.48   $15.85   $15.18   $14.70   $12.02   $16.36   $21.39
Number of Units
 Outstanding (in 000s)
 (end of period)........     476      416      297      121     9,403   11,939   15,251   18,103   20,859   23,563   23,672


                          JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                          ------------------------
                           1999     1998     1997
                          ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $15.86   $12.48   $10.36
Accumulation Unit Value
 (end of period)........  $25.73   $15.86   $12.48
Number of Units
 Outstanding (in 000s)
 (end of period)........  12,816    7,855    4,392



                                        MFS(R)
                               INVESTORS TRUST SERIES--
                                    SERVICE CLASS              MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.56   $11.91   $10.86   $10.00    $ 9.90   $ 9.35   $ 8.52   $ 7.07   $ 9.07
Accumulation Unit Value
 (end of period)........  $13.96   $12.56   $11.91   $10.86    $11.03   $ 9.90   $ 9.35   $ 8.52   $ 7.07
Number of Units
 Outstanding (in 000s)
 (end of period)........     100       92       70       12     1,764    2,160    2,599    2,885    3,138


                        MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(B)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $10.95   $11.12   $10.57   $10.00
Accumulation Unit Value
 (end of period)........  $ 9.07   $10.95   $11.12   $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,303    2,695    1,685      435


---------------


(b) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.



(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(e) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


                                        MFS(R)
                                  RESEARCH SERIES--
                                    SERVICE CLASS                MFS(R) RESEARCH SERIES--INITIAL CLASS
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $13.33   $12.56   $11.02   $10.00    $10.73   $10.09   $ 8.84   $ 7.19   $ 9.66
Accumulation Unit Value
 (end of period)........  $14.48   $13.33   $12.56   $11.02    $11.69   $10.73   $10.09   $ 8.84   $ 7.19
Number of Units
 Outstanding (in 000s)
 (end of period)........     130      112       74       35     2,180    2,867    3,422    3,779    4,107


                          MFS(R) RESEARCH SERIES--INITIAL CLASS
                          ----------------------------------
                           2001     2000     1999    1998(B)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.44   $13.25   $10.83   $10.00
Accumulation Unit Value
 (end of period)........  $ 9.66   $12.44   $13.25   $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)........   4,857    4,054      999      252



                                        MFS(R)                                        MFS(R)
                                  UTILITIES SERIES--                            UTILITIES SERIES--
                                    SERVICE CLASS                                 INITIAL CLASS
                          ----------------------------------   ----------------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002    2001(C)
                          ------   ------   ------   -------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $15.94   $13.86   $10.83   $10.00    $13.33   $11.57   $ 9.01   $ 6.72   $ 8.83   $10.00
Accumulation Unit Value
 (end of period)........  $20.58    15.94   $13.86   $10.83    $17.25   $13.33   $11.57   $ 9.01   $ 6.72   $ 8.83
Number of Units
 Outstanding (in 000s)
 (end of period)........   5,493    4,346    1,092        0       118      208      155       97       45       15


                                 NEUBERGER BERMAN AMT
                                   MID-CAP GROWTH--
                                       CLASS S
                          ----------------------------------
                           2006     2005     2004    2003(D)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $13.96   $12.48   $10.91   $10.00
Accumulation Unit Value
 (end of period)........  $15.76   $13.96   $12.48   $10.91
Number of Units
 Outstanding (in 000s)
 (end of period)........     349      236      109        1



                                                                                       ROYCE                ROYCE
                                                                                     MICRO-CAP            SMALL-CAP
                                          NEUBERGER BERMAN AMT                       PORTFOLIO            PORTFOLIO
                                            MID-CAP GROWTH--                        --INVESTMENT         --INVESTMENT
                                                CLASS I                                CLASS                CLASS
                          ----------------------------------------------------   ------------------   ------------------
                           2006     2005     2004     2003     2002    2001(C)    2006     2005(H)     2006     2005(H)
                          ------   ------   ------   ------   ------   -------   ------   ---------   ------   ---------
Accumulation Unit Value
 (beginning of
 period)................  $10.92   $ 9.73   $ 8.49   $ 6.72   $ 9.64   $10.00    $12.16    $10.00     $11.18    $10.00
Accumulation Unit Value
 (end of period)........  $12.35   $10.92   $ 9.73   $ 8.49   $ 6.72   $ 9.64    $14.51    $12.16     $12.72    $11.18
Number of Units
 Outstanding (in 000s)
 (end of period)........     258      296      390      511      249       48     1,051       159        907       387



                                    T. ROWE PRICE
                             EQUITY INCOME PORTFOLIO--II         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ----------------------------------   ------------------------------------------
                           2006     2005     2004    2003(D)    2006     2005     2004     2003     2002
                          ------   ------   ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $12.94   $12.66   $11.20   $10.00    $14.22   $13.88   $12.25   $ 9.90   $11.55
Accumulation Unit Value
 (end of period)........  $15.15   $12.94   $12.66   $11.20    $16.69   $14.22   $13.88   $12.25   $ 9.90
Number of Units
 Outstanding (in 000s)
 (end of period)........   1,906    1,460      765      224     8,977   10,552   10,397    9,625    9,056


                          T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ----------------------------------
                           2001     2000     1999    1998(B)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $11.55   $10.36   $10.13   $10.00
Accumulation Unit Value
 (end of period)........  $11.55   $11.55   $10.36   $10.13
Number of Units
 Outstanding (in 000s)
 (end of period)........   7,398    3,679    2,387      995



                                                   VAN ECK WORLDWIDE HARD ASSETS
                          -------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999    1998(B)
                          ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $23.26   $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00
Accumulation Unit Value
 (end of period)........  $28.55   $23.26   $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02
Number of Units
 Outstanding (in 000s
 (end of period)........   3,296    2,840    1,271      805      714      378      469      216       53

                                      VAN KAMPEN
                            UIF EMERGING MARKETS EQUITY--
                                       CLASS II
                          ----------------------------------
                           2006     2005     2004    2003(D)
                          ------   ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $21.93   $16.63   $13.71   $10.00
Accumulation Unit Value
 (end of period)........  $29.67   $21.93   $16.63   $13.71
Number of Units
 Outstanding (in 000s
 (end of period)........     526      304      134       31



                                              VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                          ---------------------------------------------------------------------------------------
                           2006     2005     2004     2003     2002     2001     2000     1999     1998     1997
                          ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
 (beginning of
 period)................  $16.76   $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Accumulation Unit Value
 (end of period)........  $22.66   $16.76   $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89
Number of Units
 Outstanding (in 000s)
 (end of period)........   3,407    3,378    3,076    3,161    3,213    3,172    3,358    1,659      841      827

                           VICTORY VIF DIVERSIFIED
                                   STOCK--
                               CLASS A SHARES
                          -------------------------
                           2006     2005    2004(G)
                          ------   ------   -------
Accumulation Unit Value
 (beginning of
 period)................  $12.00   $11.19   $10.00
Accumulation Unit Value
 (end of period)........  $13.45   $12.00   $11.19
Number of Units
 Outstanding (in 000s)
 (end of period)........     578      483      184


---------------


(b) For the period May 1, 1998 (commencement of operations in the Separate Account) through December 31, 1998.



(c) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.



(d) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.



(g) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.



(h) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation, ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $76.4 billion at the end of 2006. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account has 74 Investment Divisions, 44 of which are currently available under the product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc., all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.



     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.



     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.



-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Conservative Allocation;
                                 Management LLC                      MainStay VP Growth Allocation;
                                                                     MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation
                                 Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                 ("MacKay")                          MainStay VP Bond;
                                                                     MainStay VP Capital Appreciation;
                                                                     MainStay VP Cash Management;
                                                                     MainStay VP Common Stock;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Floating Rate;
                                                                     MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth;
                                                                     MainStay VP Mid Cap Value;
                                                                     MainStay VP S&P 500 Index;
                                                                     MainStay VP Small Cap Growth;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: Institutional Capital   MainStay VP ICAP Select Equity
                                 LLC
                                 Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                 Management Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Company,   Calvert Social Balanced Portfolio
                                 Inc. Subadvisers (equity portion):
                                 New Amsterdam Partners LLC and
                                 SSgA Funds Management, Inc. (No
                                 subadviser on fixed income
                                 portion)
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable          Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadviser: Fidelity Management &   Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                            Series; MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management Inc.     Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment

Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses listed in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit suitable identification information, and at our discretion, may be required to submit financial information.


     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life Plus Variable Annuity policy described in this Prospectus, We offer other variable annuities, with different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.



     The following chart outlines some of the different features for other New York Life variable annuities We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.


     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

                                                                                      NEW YORK LIFE
                                                  NEW YORK LIFE PLUS          PREMIUM PLUS/PREMIUM PLUS II
                                                  VARIABLE ANNUITY(#)              VARIABLE ANNUITY(#)
Surrender Charge Period                                 6 years                          8 years
                                              (7%, 7%, 7%, 6%, 5%, 4% --      (8%, 8%, 8%, 8%, 7%, 6%, 5%,
                                             Based on each premium payment     4% -- Based on each premium
                                                         date)                       payment date)*
DCA Advantage Account                                     Yes                              Yes
                                            (6-, 12- and 18-month accounts)         (6-month account)
Interest Sweep                                            Yes                              Yes
Premium Credit                                            No                               Yes
Fixed Account                                             Yes                              Yes
                                                       One year                         One year
Reset Death Benefit Guarantee                   Annual Reset to age 85           Annual Reset to age 80
Annual Death Benefit Reset Charge                         N/A                              N/A
Mortality and Expense Risk and                           1.40%               1.60% for New York Life Premium
Administrative Costs Charge                 Based on assets of the Separate       Plus Variable Annuity
                                            Account. Charge is reflected in
                                             the Accumulation Unit Value.    1.75% for New York Life Premium
                                                                                Plus II Variable Annuity
                                                                             Based on assets of the Separate
                                                                             Account. Charge is reflected in
                                                                              the Accumulation Unit Value.
Annual Policy Service Charge                       Lesser of $30 or                        $30
                                             2% of the Accumulation Value
Minimum Cash Value Required to Waive                    $20,000                         $100,000
Annual Policy Service Charge


                                                 NEW YORK LIFE SELECT              NEW YORK LIFE ELITE
                                                  VARIABLE ANNUITY(#)              VARIABLE ANNUITY(#)
Surrender Charge Period                                 3 years                          8 years
                                             (8%, 8%, 7% -- Based on each     (8%, 8%, 8%, 7%, 6%, 5%, 4%,
                                                 premium payment date)         3% -- Based on each premium
                                                                                     payment date)*
DCA Advantage Account                                     Yes                              Yes
                                              (6- and 12-month accounts)            (6-month account)
Interest Sweep                                            Yes                              Yes
Premium Credit                                            No                               No
Fixed Account                                             Yes                              Yes
                                                       One year                         One year
Reset Death Benefit Guarantee                   Annual Reset to age 80       Optional Annual Reset to age 80
Annual Death Benefit Reset Charge                         N/A                   Ages 65 or younger: 0.30%
                                                                                  Ages 66 to 75: 0.35%
Mortality and Expense Risk and                           1.85%                            1.70%
Administrative Costs Charge                 Based on assets of the Separate     Based on Adjusted Premium
                                            Account. Charge is reflected in      Payments. Charge is not
                                             the Accumulation Unit Value.     reflected in the Accumulation
                                                                                       Unit Value.
Annual Policy Service Charge                              $50                              $30
Minimum Cash Value Required to Waive                   $100,000                         $100,000
Annual Policy Service Charge


      All policies and features may not be available in all jurisdictions.

    * May be different in certain jurisdictions.


    (#) Each formerly a MainStay Variable Annuity.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions and

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:


     - A guaranteed death benefit, as explained in this prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.


     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under in the policy.


     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application is sent to Us with your initial premium payment. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with whom NYLIAC has entered into an agreement to forward the initial premium payment along with Our Policy Request form to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or the bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.

     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $100 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. For residents of the states of Massachusetts, Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date until 12 months after you or the Annuitant reaches age 85 and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. If you select the DCA Advantage Plan Accounts, the minimum that must be allocated is $5,000. Withdrawals will not reduce the aggregate amount of premium payments. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until the NYL Annuity Service Center receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 15 of this Prospectus, and We agree.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or New York Life's Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth this provision in your policy.


     ISSUE AGES


     To purchase a Non-Qualified Policy, you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.


     We can issue Qualified Policies if you are between the ages of 18 and 75 (0 and 75 for Inherited IRAs), unless it is limited by a particular state. We will accept additional premium payments until 12 months after you reach the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.

     TRANSFERS


     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions are subject to different limitations (See "The DCA Advantage Plan".) Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "The Fixed Account.")


     Money may not be transferred into the Fixed Account if a transfer was made out of the Fixed Account during the previous six-month period.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer over 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Account.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions" below.) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "Delay of Payments".) Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund


     - limit the dollar amount, frequency, or number of transfers.



     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the NYL Annuity Service Center at one of the addresses listed in Question 15 of the Prospectus. We will provide you with written notice when We take this action.


     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.


     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the Investment Company Act of 1940, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.


     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               a) impeding a portfolio manager's ability to sustain an
                  investment objective;

               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS


     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives, and/or the DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. To authorize other individuals to have access to your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the NYL Annuity Service Center a Telephone/Web Authorization Form completed in a form acceptable to Us to one of the addresses listed in Question 15 of this Prospectus. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.


     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts".) We do not count transfers under the Dollar Cost Averaging Programs as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how Dollar Cost Averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
--------------------------------------------------------------------------------
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under Our Traditional Dollar Cost Averaging option, NYL Annuity Service Center must have received a completed Traditional Dollar Cost Averaging request form, or have received a request by telephone (See "Procedures for Telephone/Web Transactions") no later than five business days prior to the date the transfers are to begin. All completed Traditional Dollar Cost Averaging request forms must be sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.



     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan


     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account, you must send a completed DCA Advantage Account request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus.


     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or a 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2007, and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2007, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2007, even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the 12-month period has expired, the Plan will be reactivated for a new 12-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at NYL Annuity Service Center.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the

MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging Option.



     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (see "Procedures for Telephone/Web Transactions"). Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive a completed Interest Sweep request form at least five Business days prior to the date the transfers are scheduled to begin. If NYL Annuity Service Center does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).



     You may request the Interest Sweep option in addition to either Traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.



     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (See "Procedures for Telephone/Web Transactions"). Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a

DCA Account is $5,000. (See "The DCA Advantage Plan".) We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or DCA Advantage Plan Accounts at the close of the Business Day on which they are received at the NYL Annuities Service Center.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS


     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRAs, Roth IRAs, Inherited IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). These two riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider* and EBB Rider, each at an additional cost. If you elect the EBB Rider and if your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider (except policies issued to fund a Pension Plan) at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% Internal Revenue Service ("IRS") penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The policyowner is no longer eligible for the benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider


     For all IRA, Roth IRA, Inherited IRA and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for, and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


---------------
* In Oregon, this rider is called the Accumulation Value Protection Plan.

     (c) Investment Protection Plan Rider* (optional)


     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the Policy is in force, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.


     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner as described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.


     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us at the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment"). The cancellation of the rider will be effective as of the date either We or the Registered Representative receive your cancellation request.


     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation

Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greater of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "Charges and Deductions--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. Currently, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 or younger                                    Not less than 40% nor greater than 60%
71 to 75 inclusive                               Not less than 20% nor greater than 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. The current applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "The Policies--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed in "The Policies--Riders--Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see previous section), your policy will, subject to jurisdiction availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING THE POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


          (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary; (ii) 10% of the Accumulation Value at the time of surrender or withdrawal or (iii) the Accumulation Value less accumulated premium payments, all less any surrender charge free withdrawals during the Policy Year;


          (b) if NYLIAC cancels the policy;

          (c) when We pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution as calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code (this amount will, however, count against the first exception described above); and

          (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges


     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% (annualized) of the daily average Variable Accumulation Value. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.


     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We also impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal to 0.15% (annualized) of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     We deduct an annual policy service charge equal to the lesser of $30 or 2% of the Accumulation Value of the Policy each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $20,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Investment Protection Plan Rider Charge (optional)

     If you selected IPP (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "Riders--Investment Protection Plan Rider"). We will deduct the charge from each

Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment* (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your cancellation request. (See "Riders--Investment Protection Plan Rider"). We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.



     We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the guaranteed amount. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% annually, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. This charge will not change once your policy is issued.

     (g) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (h) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation Programs do not count toward this transfer limit.

---------------
* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this Prospectus.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES


     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policy to deduct premium taxes when a premium payment is received.


     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters".) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone/Web Transactions.") Facsimile requests will not be accepted or processed. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the NYL Annuity Service Center receives the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments".)


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments".) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any taxes and surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".) If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Account--Fixed Account Initial Premium Guarantee".)

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and SEP IRAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date NYL Annuity Service Center receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges since the last Reset Anniversary; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any partial withdrawals (proportional withdrawals in New York) made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals, and any rider charges since the last Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals (proportional withdrawals in New York) and surrender charges on those partial withdrawals (proportional withdrawals in New York) since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary (Reset Anniversary); and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

        (a) Accumulation Value: $175,000

        (b) Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or

        (c) Reset value (Accumulation Value on first Policy Anniversary) = $220,000.

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "Income Payments".)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     We will make any distribution or application of policy proceeds within 7 days after the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "Delay of Payments".)


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship


     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.


     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.



          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.


     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "Policy Application and Premium Payments."

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     Under Code Section 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before

January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loans taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph, or for determining whether any plan or loan is subject to and/or complies with ERISA. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125% (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.



     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the date page of your policy.



     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will access interest in arrears as part of the periodic loan repayments.


     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) TSA plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Plan Accounts. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate, as stated in the Policy Data Page, to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions:

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation Value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep Option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.


     You must make transfer requests either in writing in a form acceptable to Us and sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account, a DCA Advantage Plan Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" above, equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the annual effective rate stated in the Policy Data Page. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 and 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.


     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Code Section 403(b) TSA Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.



          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.


     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all New York Life variable annuities during 2006 to such broker-dealers under such arrangements was .048% of premium received on all New York Life variable annuities, equivalent to $4.80 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of New York Life variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.


     The total commission paid for New York Life Plus policies during the fiscal years ended December 31, 2006, 2005 and 2004 were $780,409, $635,274 and
$654,284, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.


     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of Policies....................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    5
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1



  How to obtain a New York Life Plus Variable Annuity Statement of Additional
                                  Information.


               Call (800) 762-6212 or send this request form to:

                             NYL Annuity Service Center
                             2400 Reliable Parkway
                             Chicago, IL 60686

-------------------------------------------------------------------------------


  Please send me a New York Life Plus Variable Annuity Statement of Additional
                         Information dated May 1, 2007:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                State                               Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2007

                                      FOR

                      NEW YORK LIFE PLUS VARIABLE ANNUITY


                   (FORMERLY MAINSTAY PLUS VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Plus Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Plus Variable Annuity Prospectus dated May 1, 2007. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current New York Life Plus Variable Annuity Prospectus.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    5
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner(s) or Annuitant's lifetime, you must send a duly executed instrument of assignment to the NYL Annuity Service Center at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2006 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or thorough the Commission's website at www.sec.gov.

                          PROSPECTUS DATED MAY 1, 2007


                                      FOR

                     NEW YORK LIFE PLUS II VARIABLE ANNUITY


                  (FORMERLY MAINSTAY PLUS II VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Prospectus describes the individual flexible premium New York Life Plus II Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.



     NYLIAC is or will be offering a modified version of the New York Life Plus II Variable Annuity policies in the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington. The principal difference between the modified version and the flexible premium version of the policies is that, under the modified version, you may only make additional premium payments during the first Policy Year.



     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among two guaranteed interest options, three general account options specifically for the Dollar Cost Averaging Advantage Plan, and the 44 variable Investment Divisions listed below.



  -  MainStay VP Balanced--Service Class
  -  MainStay VP Bond
  -  MainStay VP Capital Appreciation
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative Allocation-- Service
     Class
  -  MainStay VP Convertible
  -  MainStay VP Developing Growth
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation--Service Class
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity(1)
  -  MainStay VP Income & Growth(2)
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core--Service Class
  -  MainStay VP Mid Cap Growth--Service Class
  -  MainStay VP Mid Cap Value
  -  MainStay VP Moderate Allocation--Service Class
  -  MainStay VP Moderate Growth Allocation--Service
     Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP Small Cap Growth
  -  MainStay VP Total Return
  -  MainStay VP Value
  -  Alger American Small Capitalization
  -  CVS Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable Series--
     Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced
  -  Janus Aspen Series Worldwide Growth
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series
  -  Neuberger Berman AMT Mid-Cap Growth Portfolio
  -  Royce Micro-Cap Portfolio--Investment Class
  -  Royce Small-Cap Portfolio--Investment Class
  -  T. Rowe Price Equity Income Portfolio
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity
  -  Victory VIF Diversified Stock--Class A Shares


---------------


(1) Formerly MainStay VP Basic Value



(2) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    5
  Examples...............................   10
QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
  PLUS II VARIABLE ANNUITY...............   21
  How Do I Contact NYL Annuity Service
    Center or NYLIAC?....................   24
FINANCIAL STATEMENTS.....................   25
CONDENSED FINANCIAL INFORMATION..........   25
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   30
  New York Life Insurance and Annuity
    Corporation..........................   30
  The Separate Account...................   30
  The Portfolios.........................   30
  Additions, Deletions, or Substitutions
    of Investments.......................   33
  Reinvestment...........................   33
THE POLICIES.............................   33
  Selecting the Variable Annuity That's
    Right for You........................   34
  Qualified and Non-Qualified Policies...   36
  Policy Application and Premium
    Payments.............................   36
  Payments Returned for Insufficient
    Funds................................   37
  Your Right to Cancel ("Free Look").....   37
  Issue Ages.............................   37
  Transfers..............................   37
  Limits on Transfers....................   38
  Procedures for Telephone/Web
    Transactions.........................   40
  Dollar Cost Averaging Programs.........   40
    (a) Traditional Dollar Cost
         Averaging.......................   41
    (b) The DCA Advantage Plan...........   41
  Automatic Asset Reallocation...........   42
  Interest Sweep.........................   43
  Accumulation Period....................   43
    (a) Crediting of Premium  Payments...   43
    (b) Valuation of Accumulation
         Units...........................   44
  Riders.................................   44
    (a) Living Needs Benefit Rider.......   44
    (b) Unemployment Benefit Rider.......   44
    (c) Investment Protection Plan  Rider
        (optional).......................   45
    (d) Enhanced Beneficiary Benefit
         Rider (optional)................   46
    (e) Enhanced Spousal Continuance
         Rider (optional)................   48
  Policy Owner Inquiries.................   49
  Records and Reports....................   49
CHARGES AND DEDUCTIONS...................   49
  Surrender Charges......................   49
  Amount of Surrender Charge.............   49



                                           PAGE
                                           ----
  Exceptions to Surrender Charges........   50
  Other Charges..........................   50
    (a) Separate Account Charge..........   50
    (b) Policy Service Charge............   50
    (c) Investment Protection Plan  Rider
        Charge (optional)................   50
    (d) Rider Risk Charge Adjustment
         (optional)......................   51
    (e)  Enhanced Beneficiary Benefit
          Rider Charge (optional)........   51
    (f)  Fund Charges....................   51
    (g) Transfer Fees....................   51
  Group and Sponsored Arrangements.......   51
  Taxes..................................   52
DISTRIBUTIONS UNDER THE POLICY...........   52
  Surrenders and Withdrawals.............   52
    (a) Surrenders.......................   53
    (b) Partial Withdrawals..............   53
    (c) Periodic Partial Withdrawals.....   53
    (d) Hardship Withdrawals.............   53
  Required Minimum Distribution Option...   53
  Our Right to Cancel....................   54
  Annuity Commencement Date..............   54
  Death Before Annuity Commencement......   54
  Income Payments........................   56
    (a) Election of Income Payment
        Options..........................   56
    (b) Proof of Survivorship............   56
  Delay of Payments......................   56
  Designation of Beneficiary.............   57
  Restrictions Under Code Section
    403(b)(11)...........................   57
  Loans..................................   57
THE FIXED ACCOUNTS.......................   58
    (a) Interest Crediting...............   58
    (b) Transfers to Investment
         Divisions.......................   58
    (c) Fixed Account Initial  Premium
        Guarantee........................   59
THE DCA ADVANTAGE PLAN ACCOUNTS..........   59
FEDERAL TAX MATTERS......................   59
  Introduction...........................   59
  Taxation of Annuities in General.......   60
  Qualified Policies.....................   61
    (a) Section 403(b) Plans.............   61
    (b) Individual Retirement
       Annuities.........................   61
    (c) Roth Individual Retirement
         Annuities.......................   61
    (d) Inherited IRAs...................   61
  Taxation of Death Benefits.............   62
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   62
VOTING RIGHTS............................   63
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").........   64


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Fixed Accounts and the Investment Divisions of the Separate Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges, policy service charge and rider charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.



NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. With respect to any written service requests, however, "NYLIAC, We, Our or Us" means the New York Life (NYL) Annuity Service Center at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS II VARIABLE ANNUITY".

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.


POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 ------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE (as a
 percentage of the amount withdrawn)(1)                             7.00%
 ------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each
 transfer over 12 in a Policy Year (currently no charge for
 the first 12 transfers in a Policy Year)                             $30
 ------------------------------------------------------------------------

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 ------------------------------------------------------------------------
 Annual Policy Service Charge (for policies with less than
 $50,000 Accumulation Value)                                          $30
 ------------------------------------------------------------------------
 CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL
 EXPENSES CHARGE (calculated as an annualized percentage of
 the daily average Variable Accumulation Value, including
 mortality and expense risk and administrative fees)                1.45%
 ------------------------------------------------------------------------
                          OPTIONAL RIDER CHARGES
 ------------------------------------------------------------------------
     GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER
     CHARGE (calculated as an annualized percentage of the
     amount that is guaranteed under this rider, deducted on
     a quarterly basis)                                             1.00%
 ------------------------------------------------------------------------
          Current Investment Protection Plan Rider Charge           0.45%
 ------------------------------------------------------------------------
     GUARANTEED MAXIMUM RIDER RISK ADJUSTMENT CHARGE
     (one-time charge for cancellation of the Investment
     Protection Plan Rider; calculated as an annualized
     percentage of the amount that is guaranteed under the
     Investment Protection Plan Rider; please contact your
     Registered Representative to determine the percentage We
     are currently charging before you select this feature)         2.00%
 ------------------------------------------------------------------------
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER
     CHARGE (calculated as an annualized percentage of the
     policy's Accumulation Value, deducted on a quarterly
     basis)                                                         1.00%
 ------------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge         0.30%
 ------------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


                                                                -----------------
                                                                MINIMUM   MAXIMUM
  -------------------------------------------------------------------------------
  For policies purchased on or after June 2, 2003: Expenses
  that are deducted from the Investment Division assets,
  including management fees, 12b-1 fees, administration fees
  and other expenses as of 12/31/06.                             0.52%     1.98%
  For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
  expenses as of 12/31/06.                                       0.35%     1.63%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges that are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


 -----------------------------------------------------------------------------------------------
                                                                                        ESTIMATED
                                                                                        UNDERLYING
                                                                                        PORTFOLIO
                                     ADVISORY    ADMINISTRATION    12B-1      OTHER      FEES AND
               FUND                    FEE            FEE         FEES(**)   EXPENSES    EXPENSES
 -----------------------------------------------------------------------------------------------
MainStay VP Conservative
Allocation--Service Class             0.00%          0.00%         0.25%      0.28%(a)    0.61%(b)
MainStay VP Growth Allocation--
Service Class                         0.00%          0.00%         0.25%      0.24%(a)    0.74%(b)
MainStay VP ICAP Select Equity--
Service Class (formerly MainStay
VP Basic Value)                       0.60%(c)       0.20%         0.25%      0.13%(d)    0.00%
MainStay VP ICAP Select Equity--
Initial Class (formerly MainStay
VP Basic Value)                       0.60%(c)       0.20%         0.00%      0.13%(d)    0.00%
MainStay VP Mid Cap Core--Service
Class                                 0.85%(f)       0.00%         0.25%      0.08%       0.01%
MainStay VP Mid Cap Value--
Service Class                         0.70%(g)       0.00%         0.25%      0.06%       0.02%
MainStay VP Mid Cap Value--
Initial Class                         0.70%(g)       0.00%         0.00%      0.06%       0.02%
MainStay VP Moderate Allocation--
Service Class                         0.00%          0.00%         0.25%      0.15%(a)    0.64%(b)
MainStay VP Moderate Growth
Allocation--Service Class             0.00%          0.00%         0.25%      0.13%(a)    0.70%(b)
Neuberger Berman AMT Mid Cap
Growth--Class S                       0.83%(h)       0.00%(h)      0.25%      0.08%         n/a
Neuberger Berman AMT Mid Cap
Growth--Class I                       0.83%(h)       0.00%(h)      0.00%      0.08%         n/a

 ---------------------------------  -----------------------------------------------------------------------------------------------

                                    TOTAL FUND ANNUAL                    NET TOTAL FUND
                                    EXPENSES (BEFORE    EXPENSE WAIVER   ANNUAL EXPENSES
                                         EXPENSE            AND/OR        AFTER EXPENSE
               FUND                  REIMBURSEMENTS)    REIMBURSEMENTS   REIMBURSEMENTS
 ---------------------------------  -----------------------------------------------------------------------------------------------
MainStay VP Conservative
Allocation--Service Class                 1.14%             0.03%             1.11%
MainStay VP Growth Allocation--
Service Class                             1.23%             0.00%             1.23%
MainStay VP ICAP Select Equity--
Service Class (formerly MainStay
VP Basic Value)                           1.18%(e)          0.05%             1.13%
MainStay VP ICAP Select Equity--
Initial Class (formerly MainStay
VP Basic Value)                           0.93%(e)          0.05%             0.88%
MainStay VP Mid Cap Core--Service
Class                                     1.19%(e)          0.00%             1.19%
MainStay VP Mid Cap Value--
Service Class                             1.03%(e)          0.00%             1.03%
MainStay VP Mid Cap Value--
Initial Class                             0.78%(e)          0.00%             0.78%
MainStay VP Moderate Allocation--
Service Class                             1.04%             0.00%             1.04%
MainStay VP Moderate Growth
Allocation--Service Class                 1.08%             0.00%             1.08%
Neuberger Berman AMT Mid Cap
Growth--Class S                           1.16%             0.00%             1.16%(i)
Neuberger Berman AMT Mid Cap
Growth--Class I                           0.91%             0.00%             0.91%(j)



(#) Shown as a percentage of average net assets for the fiscal year ended December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios based on the allocation of the Fund's assets among the Underlying Portfolios during the Portfolio's fiscal year ended December 31, 2006. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios and the actual expenses of the Underlying Portfolios.



(c) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has contractually agreed to waive its advisory fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. Without this contractual waiver, the actual advisory fee would be 0.60% on assets up to $250 million and 0.55% on assets in excess of $250 million. The contractual waiver may be modified or terminated only with the approval of the Board of Directors.



(d) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(e) The Total Fund Annual Expense may differ from the amounts shown in the Financial Highlights section of the fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



(f) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets and reflects an aggregate fee for advisory and administrative services. Effective January 1, 2007, NYLIM has contractually agreed to waive a portion of its management fee so that the management fee is 0.80% for assets over $500 million. Without this contractual waiver, the actual management fee would be 0.85% on all asset levels. This contractual waiver may be modified or terminated only with the approval of the Board of Directors.



(g) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



(h) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



(i) Class S: Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(j) Class I: Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Mid-Cap Growth and Partners Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



          ----------------------------------------------------------------------------------------------------
                                                                                                           TOTAL FUND
                                                       ADMINISTRATION                         OTHER          ANNUAL
               FUND                   ADVISORY FEES         FEES         12B-1 FEES(SEC.)    EXPENSES      EXPENSE(A)
          ----------------------------------------------------------------------------------------------------
MainStay VP Balanced--Service
Class                                     0.75%(b)         0.00%              0.25%           0.10%(c)        1.10%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Bond--Service Class           0.25%            0.20%              0.25%           0.07%(c)        0.77%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Bond--Initial Class           0.25%            0.20%              0.00%           0.07%(c)        0.52%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Capital
 Appreciation--Service Class              0.36%            0.20%              0.25%           0.06%(c)        0.87%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Capital
 Appreciation--Initial Class              0.36%            0.20%              0.00%           0.06%(c)        0.62%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Cash Management               0.25%(e)         0.20%              0.00%           0.07%           0.52%
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Common Stock--Service
 Class                                    0.25%            0.20%              0.25%           0.07%(c)        0.77%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Common Stock--Initial
 Class                                    0.25%            0.20%              0.00%           0.07%(c)        0.52%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Convertible--Service
 Class                                    0.36%            0.20%              0.25%           0.08%(c)        0.89%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Convertible--Initial
 Class                                    0.36%            0.20%              0.00%           0.08%(c)        0.64%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Developing
 Growth--Service Class                    0.60%(f)         0.20%              0.25%           0.16%(c)        1.21%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Developing
 Growth--Initial Class                    0.60%(f)         0.20%              0.00%           0.16%(c)        0.96%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Floating Rate--Service
 Class                                    0.60%(b)         0.00%              0.25%           0.10%           0.95%
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Government--Service
 Class                                    0.30%            0.20%              0.25%           0.07%(c)        0.82%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Government--Initial
 Class                                    0.30%            0.20%              0.00%           0.07%(c)        0.57%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
 Bond--Service Class                      0.30%            0.20%              0.25%           0.06%(c)        0.81%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP High Yield Corporate
 Bond--Initial Class                      0.30%            0.20%              0.00%           0.06%(c)        0.56%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Income &
 Growth--Service Class*                   0.50%(g)         0.20%              0.25%           0.12%(c)        1.07%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Income &
 Growth--Initial Class*                   0.50%(g)         0.20%              0.00%           0.12%(c)        0.82%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP International
 Equity--Service Class                    0.60%            0.20%              0.25%           0.12%(c)        1.17%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP International
 Equity--Initial Class                    0.60%            0.20%              0.00%           0.12%(c)        0.92%(d)
----------------------------------------------------------------------------------------------------------------------------------

         ----------------------------------------------------------------------------------------------------
                                                                                                         TOTAL FUND
                                                       ADMINISTRATION                       OTHER          ANNUAL
               FUND                   ADVISORY FEES         FEES         12B-1 FEES(**)    EXPENSES      EXPENSE(A)
         ----------------------------------------------------------------------------------------------------
MainStay VP Large Cap
 Growth--Service Class                    0.50%(h)          0.2%              0.25%         0.10%(c)        1.05%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Large Cap
 Growth--Initial Class                    0.50%(h)         0.20%              0.00%         0.10%(c)        0.80%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Mid Cap
 Growth--Service Class                    0.75%(b)         0.00%              0.25%         0.07%(c)        1.07%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index--Service
 Class                                    0.09%(i)         0.20%              0.25%         0.06%(c)        0.60%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP S&P 500 Index--Initial
 Class                                    0.09%(i)         0.20%              0.00%         0.06%(c)        0.35%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Small Cap
 Growth--Service Class                    0.90%(b)         0.00%              0.25%         0.08%(c)        1.23%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Small Cap
 Growth--Initial Class                    0.90%(b)         0.00%              0.00%         0.08%(c)        0.98%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Total Return--Service
 Class                                    0.32%            0.20%              0.25%         0.07%(c)        0.84%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Total Return--Initial
 Class                                    0.32%            0.20%              0.00%         0.07%(c)        0.59%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Value--Service Class          0.36%            0.20%              0.25%         0.07%(c)        0.88%(d)
----------------------------------------------------------------------------------------------------------------------------------
MainStay VP Value--Initial Class          0.36%            0.20%              0.00%         0.07%(c)        0.63%(d)
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small
 Capitalization--Class S Shares           0.81%(j)         0.00%              0.25%         0.12%           1.18%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small
 Capitalization--Class O Shares           0.81%(j)         0.00%              0.00%         0.12%           0.93%
----------------------------------------------------------------------------------------------------------------------------------
CVS Calvert Social Balanced
 Portfolio                                0.70%(k)         0.00%              0.00%         0.21%           0.91%(l)
----------------------------------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund,
 Variable Series--Class B                 0.80%(k)         0.00%              0.25%         0.11%           1.16%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology
 Growth--Service Shares                   0.75%(x)         0.00%              0.25%         0.12%(y)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology
 Growth--Initial Shares                   0.75%(x)         0.00%              0.00%         0.11%(y)        0.86%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP
 Contrafund(R)--Service Class 2           0.57%(k)         0.00%              0.25%         0.09%           0.91%(m)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP
 Contrafund(R)--Initial Class             0.57%(k)         0.00%              0.00%         0.09%           0.66%(m)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity
 Income--Service Class 2                  0.47%(k)         0.00%              0.25%         0.10%           0.82%(m)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity
 Income--Initial Class                    0.47%(k)         0.00%              0.00%         0.10%           0.57%(m)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap--Service
 Class 2                                  0.57%(k)         0.00%              0.25%         0.11%           0.93%(m)
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
 Balanced--Service Shares                 0.55%(n)         0.00%              0.25%         0.03%           0.83%(o)
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
 Balanced--Institutional Shares           0.55%(n)         0.00%              0.00%         0.03%           0.58%(o)
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide
 Growth--Service Shares(p)                0.60%(n)         0.00%              0.25%         0.05%           0.90%(o)
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide
 Growth--Institutional Shares(p)          0.60%(n)         0.00%              0.00%         0.04%           0.64%(o)
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust
 Series--Service Class                    0.75%(k)         0.00%              0.25%(q)      0.11%           1.11%(r)
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust
 Series--Initial Class                    0.75%(k)         0.00%              0.00%         0.11%           0.86%(r)
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series--Service
 Class                                    0.75%(k)         0.00%              0.25%(q)      0.14%           1.14%(r)
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series--Initial
 Class                                    0.75%(k)         0.00%              0.00%         0.14%           0.89%(r)
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series--Service
 Class                                    0.75%(k)         0.00%              0.25%(q)      0.11%           1.11%(r)
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series--Initial
 Class                                    0.75%(k)         0.00%              0.00%         0.11%           0.86%(r)
----------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap
 Portfolio--Investment Class              1.25%            0.00%              0.00%         0.06%           1.31%
----------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap
 Portfolio--Investment Class              1.00%            0.00%              0.00%         0.08%           1.08%
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
 Portfolio--II                            0.85%(s)         0.00%              0.25%         0.00%           1.10%
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
 Portfolio                                0.85%(s)         0.00%              0.00%         0.00%           0.85%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund        1.00%            0.00%              0.00%         0.13%           1.13%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
 Equity--Class II(t)                      1.23%(k)         0.00%              0.35%         0.40%           1.98%(u)
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
 Equity--Class I(t)                       1.23%(k)         0.00%              0.00%         0.40%           1.63%(u)
----------------------------------------------------------------------------------------------------------------------------------
Victory VIF Diversified
 Stock--Class A Shares                    0.30%(k)         0.00%              0.25%         0.57%(v)        1.12%(w)
----------------------------------------------------------------------------------------------------------------------------------



(**) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (*) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth portfolio with and into the MainStay VP ICAP Select Equity portfolio on March 6, 2007. Pending Shareholder approval, the merger is expected to be effective as of August 17, 2007.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2006, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2006 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee reflects an aggregate fee for advisory and administrative services.



(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(d) The "Total Fund Annual Expense" may differ from the amounts shown in the Financial Highlights section of the fund Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



(e) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.25% up to $500 million and 0.20% on assets in excess of $500 million.



(f) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.60% on assets up to $200 million, 0.55% from $200 million to $500 million, 0.525% from $500 million to $1 billion and 0.50% on assets in excess of $1 billion.



(g) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $100 million, 0.45% from $100 million to $200 million and 0.40% on assets in excess of $200 million.



(h) The Advisory Fee for the Portfolio is an annual percentage of the Fund's average daily net assets as follows: 0.50% on assets up to $200 million and 0.40% on assets in excess of $200 million.



(i) The Advisory Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has voluntarily agreed to waive a portion of its advisory fee so that the advisory fee is 0.05% on assets up to $1 billion and 0.025% on assets in excess of $1 billion. Without this waiver, the actual advisory fee would be 0.10% up to $1 billion and 0.075% on assets in excess of $1 billion.



(j) Previously, the portfolio's Advisory Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.



(k) The fees designated as "Advisory Fees" reflect "Management Fees".



(l) "Total Fund Annual Expenses" reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash deposit with the bank. These credits are used to reduce the Portfolio's expenses. Total Fund Annual expenses after reductions for fees paid indirectly and fee waivers would be as follows: CVS Calvert Social Balanced 0.90%.



(m) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Fidelity(R) VIP Contrafund(R)--Service Class 2, 0.65% for Fidelity(R) VIP Contrafund(R)--Initial Class, 0.56% for Fidelity(R) VIP Equity-Income--Initial Class and 0.91% for Fidelity(R) VIP Mid Cap--Service Class 2. These offsets may be discontinued at any time.



(n) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.



(o) "Total Fund Annual Expenses" are stated without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the fund's Statement of Additional Information. All expenses are shown in the fund's Statement of Additional Information without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.



(p) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Refer to the "Management Expenses" section in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information.



(q) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the fund's prospectus.



(r) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(s) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



(t) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.



(u) UIF Emerging Market Equity expense cap decreased from 1.65% to 1.60% for Class I and from 1.70% to 1.65% for Class II on June 1, 2006.



(v) Includes an administrative service fee of up to 0.25%.



(w) In addition to any voluntary or contractual fee waivers or expenses, any reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.



(x) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.



(y)Other expenses include expenses of 0.01% for acquired fund fees and expenses.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, the annual policy service charge (for policies with less than $50,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $  920.80    $  848.88    $1,446.86    $3,062.59    $  920.80    $1,522.03
with IPP Rider....................  $  963.97    $  985.69    $1,672.27    $3,498.03    $  963.97    $1,649.78
with EBB Rider....................  $  949.58    $  940.23    $1,597.60    $3,355.05    $  949.58    $1,607.33
with IPP & EBB Riders.............  $  992.76    $1,077.03    $1,823.01    $3,790.46    $  992.76    $1,735.07
MAINSTAY VP BOND--SERVICE CLASS
without any Riders................  $  889.15    $  747.77    $1,278.87    $2,730.77    $  889.15    $1,427.61
with IPP Rider....................  $  932.47    $  885.98    $1,508.19    $3,182.20    $  932.47    $1,556.67
with EBB Rider....................  $  918.03    $  840.05    $1,432.24    $3,033.96    $  918.03    $1,513.78
with IPP & EBB Riders.............  $  961.34    $  978.25    $1,661.55    $3,485.38    $  961.34    $1,642.83
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders................  $  898.74    $  778.48    $1,330.02    $2,832.46    $  898.74    $1,456.29
with IPP Rider....................  $  942.01    $  916.26    $1,558.15    $3,278.99    $  942.01    $1,584.94
with EBB Rider....................  $  927.59    $  870.47    $1,482.58    $3,132.38    $  927.59    $1,542.19
with IPP & EBB Riders.............  $  970.86    $1,008.26    $1,710.71    $3,578.90    $  970.86    $1,670.85
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $  865.18    $  670.72    $1,150.06    $2,472.08    $  865.18    $1,355.66
with IPP Rider....................  $  908.60    $  809.99    $1,382.38    $2,935.98    $  908.60    $1,485.71
with EBB Rider....................  $  894.13    $  763.71    $1,305.43    $2,783.64    $  894.13    $1,442.50
with IPP & EBB Riders.............  $  937.55    $  902.97    $1,537.74    $3,247.52    $  937.55    $1,572.54
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders................  $  889.15    $  747.77    $1,278.87    $2,730.77    $  889.15    $1,427.61
with IPP Rider....................  $  932.47    $  885.98    $1,508.19    $3,182.20    $  932.47    $1,556.67
with EBB Rider....................  $  918.03    $  840.05    $1,432.24    $3,033.96    $  918.03    $1,513.78
with IPP & EBB Riders.............  $  961.34    $  978.25    $1,661.55    $3,485.38    $  961.34    $1,642.83
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $  924.64    $  861.08    $1,467.06    $3,102.07    $  924.64    $1,533.42
with IPP Rider....................  $  967.79    $  997.73    $1,691.99    $3,535.60    $  967.79    $1,661.02
with EBB Rider....................  $  953.41    $  952.33    $1,617.49    $3,393.24    $  953.41    $1,618.62
with IPP & EBB Riders.............  $  996.56    $1,088.96    $1,842.44    $3,826.79    $  996.56    $1,746.21

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $2,049.89    $3,062.59    $276.74    $  848.88    $1,446.86    $3,062.59
with IPP Rider....................  $2,261.84    $3,498.03    $322.81    $  985.69    $1,672.27    $3,498.03
with EBB Rider....................  $2,191.63    $3,355.05    $307.45    $  940.23    $1,597.60    $3,355.05
with IPP & EBB Riders.............  $2,403.57    $3,790.46    $353.53    $1,077.03    $1,823.01    $3,790.46
MAINSTAY VP BOND--SERVICE CLASS
without any Riders................  $1,891.93    $2,730.77    $242.96    $  747.77    $1,278.87    $2,730.77
with IPP Rider....................  $2,107.56    $3,182.20    $289.18    $  885.98    $1,508.19    $3,182.20
with EBB Rider....................  $2,036.14    $3,033.96    $273.78    $  840.05    $1,432.24    $3,033.96
with IPP & EBB Riders.............  $2,251.77    $3,485.38    $320.00    $  978.25    $1,661.55    $3,485.38
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders................  $1,940.03    $2,832.46    $253.19    $  778.48    $1,330.02    $2,832.46
with IPP Rider....................  $2,154.54    $3,278.99    $299.37    $  916.26    $1,558.15    $3,278.99
with EBB Rider....................  $2,083.48    $3,132.38    $283.98    $  870.47    $1,482.58    $3,132.38
with IPP & EBB Riders.............  $2,297.99    $3,578.90    $330.16    $1,008.26    $1,710.71    $3,578.90
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $1,770.80    $2,472.08    $217.38    $  670.72    $1,150.06    $2,472.08
with IPP Rider....................  $1,989.26    $2,935.98    $263.72    $  809.99    $1,382.38    $2,935.98
with EBB Rider....................  $1,916.91    $2,783.64    $248.27    $  763.71    $1,305.43    $2,783.64
with IPP & EBB Riders.............  $2,135.36    $3,247.52    $294.61    $  902.97    $1,537.74    $3,247.52
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders................  $1,891.93    $2,730.77    $242.96    $  747.77    $1,278.87    $2,730.77
with IPP Rider....................  $2,107.56    $3,182.20    $289.18    $  885.98    $1,508.19    $3,182.20
with EBB Rider....................  $2,036.14    $3,033.96    $273.78    $  840.05    $1,432.24    $3,033.96
with IPP & EBB Riders.............  $2,251.77    $3,485.38    $320.00    $  978.25    $1,661.55    $3,485.38
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,068.89    $3,102.07    $280.83    $  861.08    $1,467.06    $3,102.07
with IPP Rider....................  $2,280.38    $3,535.60    $326.89    $  997.73    $1,691.99    $3,535.60
with EBB Rider....................  $2,210.33    $3,393.24    $311.54    $  952.33    $1,617.49    $3,393.24
with IPP & EBB Riders.............  $2,421.84    $3,826.79    $357.59    $1,088.96    $1,842.44    $3,826.79

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders................  $  900.66    $  784.61    $1,340.22    $2,852.69    $  900.66    $1,462.01
with IPP Rider....................  $  943.92    $  922.30    $1,568.12    $3,298.25    $  943.92    $1,590.59
with EBB Rider....................  $  929.50    $  876.55    $1,492.63    $3,151.94    $  929.50    $1,547.86
with IPP & EBB Riders.............  $  972.76    $1,014.24    $1,720.52    $3,597.48    $  972.76    $1,676.44
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders................  $  931.35    $  882.42    $1,502.32    $3,170.78    $  931.35    $1,553.34
with IPP Rider....................  $  974.47    $1,018.77    $1,726.45    $3,601.00    $  974.47    $1,680.67
with EBB Rider....................  $  960.10    $  973.46    $1,652.20    $3,459.73    $  960.10    $1,638.35
with IPP & EBB Riders.............  $1,003.22    $1,109.81    $1,876.32    $3,889.94    $1,003.22    $1,765.67
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $  906.41    $  803.00    $1,370.77    $2,913.09    $  906.41    $1,479.19
with IPP Rider....................  $  949.65    $  940.44    $1,597.95    $3,355.73    $  949.65    $1,607.52
with EBB Rider....................  $  935.24    $  894.77    $1,522.71    $3,210.39    $  935.24    $1,564.87
with IPP & EBB Riders.............  $  978.47    $1,032.21    $1,749.90    $3,653.04    $  978.47    $1,693.22
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders................  $  893.95    $  763.15    $1,304.48    $2,781.77    $  893.95    $1,441.97
with IPP Rider....................  $  937.24    $  901.13    $1,533.20    $3,230.71    $  937.24    $1,570.82
with EBB Rider....................  $  922.81    $  855.28    $1,457.44    $3,083.28    $  922.81    $1,528.00
with IPP & EBB Riders.............  $  966.11    $  993.26    $1,686.16    $3,532.27    $  966.11    $1,656.85
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $  933.27    $  888.52    $1,512.39    $3,190.34    $  933.27    $1,559.04
with IPP Rider....................  $  976.38    $1,024.77    $1,736.25    $3,619.60    $  976.38    $1,686.27
with EBB Rider....................  $  962.01    $  979.49    $1,662.11    $3,478.65    $  962.01    $1,643.99
with IPP & EBB Riders.............  $1,005.12    $1,115.75    $1,885.99    $3,907.93    $1,005.12    $1,771.23
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders................  $  892.99    $  760.07    $1,299.36    $2,771.57    $  892.99    $1,439.09
with IPP Rider....................  $  936.28    $  898.10    $1,528.20    $3,221.04    $  936.28    $1,567.98
with EBB Rider....................  $  921.85    $  852.23    $1,452.40    $3,073.44    $  921.85    $1,525.16
with IPP & EBB Riders.............  $  965.15    $  990.27    $1,681.25    $3,522.91    $  965.15    $1,654.05
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders................  $  928.48    $  873.28    $1,487.23    $3,141.41    $  928.48    $1,544.81
with IPP Rider....................  $  971.61    $1,009.76    $1,711.70    $3,573.03    $  971.61    $1,672.25
with EBB Rider....................  $  957.23    $  964.41    $1,637.34    $3,431.30    $  957.23    $1,629.91
with IPP & EBB Riders.............  $1,000.37    $1,100.88    $1,861.82    $3,862.94    $1,000.37    $1,757.33
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders................  $  917.92    $  839.71    $1,431.67    $3,032.87    $  917.92    $1,513.46
with IPP Rider....................  $  961.11    $  976.65    $1,657.44    $3,469.72    $  961.11    $1,641.34
with EBB Rider....................  $  946.71    $  931.14    $1,582.65    $3,326.28    $  946.71    $1,598.83
with IPP & EBB Riders.............  $  989.90    $1,068.07    $1,808.41    $3,763.14    $  989.90    $1,726.70
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders................  $  927.51    $  870.22    $1,482.17    $3,131.58    $  927.51    $1,541.96
with IPP Rider....................  $  970.65    $1,006.75    $1,706.77    $3,563.68    $  970.65    $1,669.44
with EBB Rider....................  $  956.27    $  961.38    $1,632.38    $3,421.80    $  956.27    $1,627.08
with IPP & EBB Riders.............  $  999.41    $1,097.89    $1,856.96    $3,853.90    $  999.41    $1,754.55

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders................  $1,949.62    $2,852.69    $255.24    $  784.61    $1,340.22    $2,852.69
with IPP Rider....................  $2,163.91    $3,298.25    $301.41    $  922.30    $1,568.12    $3,298.25
with EBB Rider....................  $2,092.93    $3,151.94    $286.02    $  876.55    $1,492.63    $3,151.94
with IPP & EBB Riders.............  $2,307.21    $3,597.48    $332.19    $1,014.24    $1,720.52    $3,597.48
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders................  $2,102.04    $3,170.78    $287.99    $  882.42    $1,502.32    $3,170.78
with IPP Rider....................  $2,312.77    $3,601.00    $334.01    $1,018.77    $1,726.45    $3,601.00
with EBB Rider....................  $2,242.97    $3,459.73    $318.67    $  973.46    $1,652.20    $3,459.73
with IPP & EBB Riders.............  $2,453.70    $3,889.94    $364.70    $1,109.81    $1,876.32    $3,889.94
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $1,978.35    $2,913.09    $261.38    $  803.00    $1,370.77    $2,913.09
with IPP Rider....................  $2,191.96    $3,355.73    $307.52    $  940.44    $1,597.95    $3,355.73
with EBB Rider....................  $2,121.21    $3,210.39    $292.14    $  894.77    $1,522.71    $3,210.39
with IPP & EBB Riders.............  $2,334.83    $3,653.04    $338.29    $1,032.21    $1,749.90    $3,653.04
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders................  $1,916.02    $2,781.77    $248.08    $  763.15    $1,304.48    $2,781.77
with IPP Rider....................  $2,131.07    $3,230.71    $294.28    $  901.13    $1,533.20    $3,230.71
with EBB Rider....................  $2,059.84    $3,083.28    $278.88    $  855.28    $1,457.44    $3,083.28
with IPP & EBB Riders.............  $2,274.91    $3,532.27    $325.09    $  993.26    $1,686.16    $3,532.27
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,111.51    $3,190.34    $290.04    $  888.52    $1,512.39    $3,190.34
with IPP Rider....................  $2,322.00    $3,619.60    $336.05    $1,024.77    $1,736.25    $3,619.60
with EBB Rider....................  $2,252.28    $3,478.65    $320.71    $  979.49    $1,662.11    $3,478.65
with IPP & EBB Riders.............  $2,462.79    $3,907.93    $366.73    $1,115.75    $1,885.99    $3,907.93
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders................  $1,911.20    $2,771.57    $247.05    $  760.07    $1,299.36    $2,771.57
with IPP Rider....................  $2,126.38    $3,221.04    $293.26    $  898.10    $1,528.20    $3,221.04
with EBB Rider....................  $2,055.11    $3,073.44    $277.86    $  852.23    $1,452.40    $3,073.44
with IPP & EBB Riders.............  $2,270.29    $3,522.91    $324.07    $  990.27    $1,681.25    $3,522.91
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders................  $2,087.85    $3,141.41    $284.93    $  873.28    $1,487.23    $3,141.41
with IPP Rider....................  $2,298.91    $3,573.03    $330.96    $1,009.76    $1,711.70    $3,573.03
with EBB Rider....................  $2,229.00    $3,431.30    $315.62    $  964.41    $1,637.34    $3,431.30
with IPP & EBB Riders.............  $2,440.06    $3,862.94    $361.65    $1,100.88    $1,861.82    $3,862.94
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders................  $2,035.61    $3,032.87    $273.66    $  839.71    $1,431.67    $3,032.87
with IPP Rider....................  $2,247.89    $3,469.72    $319.75    $  976.65    $1,657.44    $3,469.72
with EBB Rider....................  $2,177.57    $3,326.28    $304.39    $  931.14    $1,582.65    $3,326.28
with IPP & EBB Riders.............  $2,389.85    $3,763.14    $350.48    $1,068.07    $1,808.41    $3,763.14
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders................  $2,083.10    $3,131.58    $283.90    $  870.22    $1,482.17    $3,131.58
with IPP Rider....................  $2,294.28    $3,563.68    $329.94    $1,006.75    $1,706.77    $3,563.68
with EBB Rider....................  $2,224.33    $3,421.80    $314.59    $  961.38    $1,632.38    $3,421.80
with IPP & EBB Riders.............  $2,435.49    $3,853.90    $360.63    $1,097.89    $1,856.96    $3,853.90

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders................  $  916.00    $  833.60    $1,421.54    $3,013.00    $  916.00    $1,507.76
with IPP Rider....................  $  959.20    $  970.62    $1,647.54    $3,450.82    $  959.20    $1,635.70
with EBB Rider....................  $  944.80    $  925.08    $1,572.69    $3,307.08    $  944.80    $1,593.18
with IPP & EBB Riders.............  $  987.99    $1,062.10    $1,798.69    $3,744.90    $  987.99    $1,721.13
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $  929.43    $  876.32    $1,492.25    $3,151.21    $  929.43    $1,547.65
with IPP Rider....................  $  972.56    $1,012.76    $1,716.61    $3,582.36    $  972.56    $1,675.05
with EBB Rider....................  $  958.18    $  967.41    $1,642.29    $3,440.79    $  958.18    $1,632.71
with IPP & EBB Riders.............  $1,001.32    $1,103.86    $1,866.66    $3,871.95    $1,001.32    $1,760.12
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $  917.92    $  839.71    $1,431.67    $3,032.87    $  917.92    $1,513.46
with IPP Rider....................  $  961.11    $  976.65    $1,657.44    $3,469.72    $  961.11    $1,641.34
with EBB Rider....................  $  946.71    $  931.14    $1,582.65    $3,326.28    $  946.71    $1,598.83
with IPP & EBB Riders.............  $  989.90    $1,068.07    $1,808.41    $3,763.14    $  989.90    $1,726.70
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders................  $  914.09    $  827.49    $1,411.41    $2,993.10    $  914.09    $1,502.05
with IPP Rider....................  $  957.29    $  964.59    $1,637.66    $3,431.90    $  957.29    $1,630.08
with EBB Rider....................  $  942.89    $  919.03    $1,562.70    $3,287.80    $  942.89    $1,587.53
with IPP & EBB Riders.............  $  986.09    $1,056.13    $1,788.94    $3,726.59    $  986.09    $1,715.55
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $  915.05    $  830.55    $1,416.48    $3,003.05    $  915.05    $1,504.91
with IPP Rider....................  $  958.25    $  967.61    $1,642.60    $3,441.35    $  958.25    $1,632.89
with EBB Rider....................  $  943.85    $  922.07    $1,567.71    $3,297.46    $  943.85    $1,590.37
with IPP & EBB Riders.............  $  987.04    $1,059.13    $1,793.83    $3,735.76    $  987.04    $1,718.35
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $  918.89    $  842.77    $1,436.73    $3,042.80    $  918.89    $1,516.32
with IPP Rider....................  $  962.07    $  979.66    $1,662.37    $3,479.15    $  962.07    $1,644.14
with EBB Rider....................  $  947.67    $  934.18    $1,587.65    $3,335.88    $  947.67    $1,601.67
with IPP & EBB Riders.............  $  990.85    $1,071.07    $1,813.30    $3,772.27    $  990.85    $1,729.51
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders................  $  872.85    $  695.43    $1,191.43    $2,555.55    $  872.85    $1,378.73
with IPP Rider....................  $  916.24    $  834.35    $1,422.79    $3,015.43    $  916.24    $1,508.45
with EBB Rider....................  $  901.78    $  788.18    $1,346.16    $2,864.42    $  901.78    $1,465.35
with IPP & EBB Riders.............  $  945.17    $  927.10    $1,577.50    $3,324.27    $  945.17    $1,595.07
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders................  $  933.27    $  888.52    $1,512.39    $3,190.34    $  933.27    $1,559.04
with IPP Rider....................  $  976.38    $1,024.77    $1,736.25    $3,619.60    $  976.38    $1,686.27
with EBB Rider....................  $  962.01    $  979.49    $1,662.11    $3,478.65    $  962.01    $1,643.99
with IPP & EBB Riders.............  $1,005.12    $1,115.75    $1,885.99    $3,907.93    $1,005.12    $1,771.23
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders................  $  895.87    $  769.28    $1,314.69    $2,802.06    $  895.87    $1,447.69
with IPP Rider....................  $  939.15    $  907.18    $1,543.18    $3,250.05    $  939.15    $1,576.47
with EBB Rider....................  $  924.73    $  861.36    $1,467.50    $3,102.96    $  924.73    $1,533.68
with IPP & EBB Riders.............  $  968.01    $  999.26    $1,695.98    $3,550.93    $  968.01    $1,662.44

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders................  $2,026.08    $3,013.00    $271.62    $  833.60    $1,421.54    $3,013.00
with IPP Rider....................  $2,238.59    $3,450.82    $317.71    $  970.62    $1,647.54    $3,450.82
with EBB Rider....................  $2,168.21    $3,307.08    $302.35    $  925.08    $1,572.69    $3,307.08
with IPP & EBB Riders.............  $2,380.71    $3,744.90    $348.44    $1,062.10    $1,798.69    $3,744.90
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $2,092.57    $3,151.21    $285.94    $  876.32    $1,492.25    $3,151.21
with IPP Rider....................  $2,303.53    $3,582.36    $331.98    $1,012.76    $1,716.61    $3,582.36
with EBB Rider....................  $2,233.65    $3,440.79    $316.63    $  967.41    $1,642.29    $3,440.79
with IPP & EBB Riders.............  $2,444.61    $3,871.95    $362.66    $1,103.86    $1,866.66    $3,871.95
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $2,035.61    $3,032.87    $273.66    $  839.71    $1,431.67    $3,032.87
with IPP Rider....................  $2,247.89    $3,469.72    $319.75    $  976.65    $1,657.44    $3,469.72
with EBB Rider....................  $2,177.57    $3,326.28    $304.39    $  931.14    $1,582.65    $3,326.28
with IPP & EBB Riders.............  $2,389.85    $3,763.14    $350.48    $1,068.07    $1,808.41    $3,763.14
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders................  $2,016.56    $2,993.10    $269.57    $  827.49    $1,411.41    $2,993.10
with IPP Rider....................  $2,229.29    $3,431.90    $315.67    $  964.59    $1,637.66    $3,431.90
with EBB Rider....................  $2,158.82    $3,287.80    $300.31    $  919.03    $1,562.70    $3,287.80
with IPP & EBB Riders.............  $2,371.54    $3,726.59    $346.41    $1,056.13    $1,788.94    $3,726.59
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,021.33    $3,003.05    $270.60    $  830.55    $1,416.48    $3,003.05
with IPP Rider....................  $2,233.94    $3,441.35    $316.70    $  967.61    $1,642.60    $3,441.35
with EBB Rider....................  $2,163.53    $3,297.46    $301.33    $  922.07    $1,567.71    $3,297.46
with IPP & EBB Riders.............  $2,376.13    $3,735.76    $347.43    $1,059.13    $1,793.83    $3,735.76
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,040.37    $3,042.80    $274.69    $  842.77    $1,436.73    $3,042.80
with IPP Rider....................  $2,252.53    $3,479.15    $320.77    $  979.66    $1,662.37    $3,479.15
with EBB Rider....................  $2,182.27    $3,335.88    $305.41    $  934.18    $1,587.65    $3,335.88
with IPP & EBB Riders.............  $2,394.44    $3,772.27    $351.50    $1,071.07    $1,813.30    $3,772.27
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders................  $1,809.71    $2,555.55    $225.56    $  695.43    $1,191.43    $2,555.55
with IPP Rider....................  $2,027.26    $3,015.43    $271.87    $  834.35    $1,422.79    $3,015.43
with EBB Rider....................  $1,955.20    $2,864.42    $256.43    $  788.18    $1,346.16    $2,864.42
with IPP & EBB Riders.............  $2,172.74    $3,324.27    $302.74    $  927.10    $1,577.50    $3,324.27
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders................  $2,111.51    $3,190.34    $290.04    $  888.52    $1,512.39    $3,190.34
with IPP Rider....................  $2,322.00    $3,619.60    $336.05    $1,024.77    $1,736.25    $3,619.60
with EBB Rider....................  $2,252.28    $3,478.65    $320.71    $  979.49    $1,662.11    $3,478.65
with IPP & EBB Riders.............  $2,462.79    $3,907.93    $366.73    $1,115.75    $1,885.99    $3,907.93
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders................  $1,925.62    $2,802.06    $250.13    $  769.28    $1,314.69    $2,802.06
with IPP Rider....................  $2,140.46    $3,250.05    $296.32    $  907.18    $1,543.18    $3,250.05
with EBB Rider....................  $2,069.30    $3,102.96    $280.92    $  861.36    $1,467.50    $3,102.96
with IPP & EBB Riders.............  $2,284.14    $3,550.93    $327.12    $  999.26    $1,695.98    $3,550.93

                                                              EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                                     YOUR POLICY                        SURRENDER YOUR POLICY
                                                  -------------------------------------------------    -----------------------
INVESTMENT DIVISION                                 1 YR          3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                               ---------     ---------    ---------    ---------    ---------    ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..............................  $  899.71     $  781.55    $1,335.12    $2,842.58    $  899.71    $1,459.15
with IPP Rider..................................  $  942.97     $  919.28    $1,563.12    $3,288.61    $  942.97    $1,587.77
with EBB Rider..................................  $  928.55     $  873.52    $1,487.61    $3,142.17    $  928.55    $1,545.03
with IPP & EBB Riders...........................  $  971.82     $1,011.26    $1,715.63    $3,588.20    $  971.82    $1,673.65
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S
  SHARES
without any Riders..............................  $  928.48     $  873.28    $1,487.23    $3,141.41    $  928.48    $1,544.81
with IPP Rider..................................  $  971.61     $1,009.76    $1,711.70    $3,573.03    $  971.61    $1,672.25
with EBB Rider..................................  $  957.23     $  964.41    $1,637.34    $3,431.30    $  957.23    $1,629.91
with IPP & EBB Riders...........................  $1,000.37     $1,100.88    $1,861.82    $3,862.94    $1,000.37    $1,757.33
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................  $  902.58     $  790.74    $1,350.40    $2,872.86    $  902.58    $1,467.74
with IPP Rider..................................  $  945.83     $  928.35    $1,578.07    $3,317.45    $  945.83    $1,596.23
with EBB Rider..................................  $  931.41     $  882.63    $1,502.67    $3,171.46    $  931.41    $1,553.54
with IPP & EBB Riders...........................  $  974.67     $1,020.24    $1,730.32    $3,616.04    $  974.67    $1,682.04
COLUMBIA SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders..............................  $  926.56     $  867.18    $1,477.14    $3,121.75    $  926.56    $1,539.12
with IPP Rider..................................  $  969.70     $1,003.74    $1,701.85    $3,554.34    $  969.70    $1,666.63
with EBB Rider..................................  $  955.32     $  958.36    $1,627.42    $3,412.30    $  955.32    $1,624.26
with IPP & EBB Riders...........................  $  998.47     $1,094.92    $1,852.13    $3,844.86    $  998.47    $1,751.77
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............................  $  922.72     $  854.98    $1,456.96    $3,082.35    $  922.72    $1,527.72
with IPP Rider..................................  $  965.88     $  991.70    $1,682.13    $3,516.82    $  965.88    $1,655.39
with EBB Rider..................................  $  951.50     $  946.27    $1,607.55    $3,374.16    $  951.50    $1,612.97
with IPP & EBB Riders...........................  $  994.66     $1,083.00    $1,832.72    $3,808.64    $  994.66    $1,740.64
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............................  $  902.58     $  790.74    $1,350.40    $2,872.86    $  902.58    $1,467.74
with IPP Rider..................................  $  945.83     $  928.35    $1,578.07    $3,317.45    $  945.83    $1,596.23
with EBB Rider..................................  $  931.41     $  882.63    $1,502.67    $3,171.46    $  931.41    $1,553.54
with IPP & EBB Riders...........................  $  974.67     $1,020.24    $1,730.32    $3,616.04    $  974.67    $1,682.04

                                                     EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                                  ----------------------    ----------------------------------------------
INVESTMENT DIVISION                                 5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                               ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..............................  $1,944.82    $2,842.58    $254.22    $  781.55    $1,335.12    $2,842.58
with IPP Rider..................................  $2,159.21    $3,288.61    $300.40    $  919.28    $1,563.12    $3,288.61
with EBB Rider..................................  $2,088.21    $3,142.17    $285.01    $  873.52    $1,487.61    $3,142.17
with IPP & EBB Riders...........................  $2,302.61    $3,588.20    $331.18    $1,011.26    $1,715.63    $3,588.20
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S
  SHARES
without any Riders..............................  $2,087.85    $3,141.41    $284.93    $  873.28    $1,487.23    $3,141.41
with IPP Rider..................................  $2,298.91    $3,573.03    $330.96    $1,009.76    $1,711.70    $3,573.03
with EBB Rider..................................  $2,229.00    $3,431.30    $315.62    $  964.41    $1,637.34    $3,431.30
with IPP & EBB Riders...........................  $2,440.06    $3,862.94    $361.65    $1,100.88    $1,861.82    $3,862.94
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................  $1,959.19    $2,872.86    $257.29    $  790.74    $1,350.40    $2,872.86
with IPP Rider..................................  $2,173.27    $3,317.45    $303.45    $  928.35    $1,578.07    $3,317.45
with EBB Rider..................................  $2,102.37    $3,171.46    $288.06    $  882.63    $1,502.67    $3,171.46
with IPP & EBB Riders...........................  $2,316.42    $3,616.04    $334.22    $1,020.24    $1,730.32    $3,616.04
COLUMBIA SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders..............................  $2,078.36    $3,121.75    $282.88    $  867.18    $1,477.14    $3,121.75
with IPP Rider..................................  $2,289.65    $3,554.34    $328.92    $1,003.74    $1,701.85    $3,554.34
with EBB Rider..................................  $2,219.66    $3,412.30    $313.58    $  958.36    $1,627.42    $3,412.30
with IPP & EBB Riders...........................  $2,430.95    $3,844.86    $359.62    $1,094.92    $1,852.13    $3,844.86
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............................  $2,059.39    $3,082.35    $278.78    $  854.98    $1,456.96    $3,082.35
with IPP Rider..................................  $2,271.10    $3,516.82    $324.85    $  991.70    $1,682.13    $3,516.82
with EBB Rider..................................  $2,200.98    $3,374.16    $309.49    $  946.27    $1,607.55    $3,374.16
with IPP & EBB Riders...........................  $2,412.70    $3,808.64    $355.56    $1,083.00    $1,832.72    $3,808.64
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............................  $1,959.19    $2,872.86    $257.29    $  790.74    $1,350.40    $2,872.86
with IPP Rider..................................  $2,173.27    $3,317.45    $303.45    $  928.35    $1,578.07    $3,317.45
with EBB Rider..................................  $2,102.37    $3,171.46    $288.06    $  882.63    $1,502.67    $3,171.46
with IPP & EBB Riders...........................  $2,316.42    $3,616.04    $334.22    $1,020.24    $1,730.32    $3,616.04

                                                              EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                                     YOUR POLICY                        SURRENDER YOUR POLICY
                                                  -------------------------------------------------    -----------------------
INVESTMENT DIVISION                                 1 YR          3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                               ---------     ---------    ---------    ---------    ---------    ---------
FIDELITY(R) VIP EQUITY INCOME--SERVICE CLASS 2
without any Riders..............................  $  893.95     $  763.15    $1,304.48    $2,781.77    $  893.95    $1,441.97
with IPP Rider..................................  $  937.24     $  901.13    $1,533.20    $3,230.71    $  937.24    $1,570.82
with EBB Rider..................................  $  922.81     $  855.28    $1,457.44    $3,083.28    $  922.81    $1,528.00
with IPP & EBB Riders...........................  $  966.11     $  993.26    $1,686.16    $3,532.27    $  966.11    $1,656.85
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................  $  904.50     $  796.87    $1,360.60    $2,893.01    $  904.50    $1,473.46
with IPP Rider..................................  $  947.74     $  934.40    $1,588.02    $3,336.61    $  947.74    $1,601.89
with EBB Rider..................................  $  933.33     $  888.70    $1,512.70    $3,190.96    $  933.33    $1,559.21
with IPP & EBB Riders...........................  $  976.57     $1,026.22    $1,740.11    $3,634.55    $  976.57    $1,687.63
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............................  $  894.91     $  766.20    $1,309.58    $2,791.91    $  894.91    $1,444.82
with IPP Rider..................................  $  938.19     $  904.15    $1,538.19    $3,240.39    $  938.19    $1,573.64
with EBB Rider..................................  $  923.76     $  858.31    $1,462.46    $3,093.11    $  923.76    $1,530.83
with IPP & EBB Riders...........................  $  967.05     $  996.25    $1,691.07    $3,541.60    $  967.05    $1,659.64

                                                     EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                                  ----------------------    ----------------------------------------------
INVESTMENT DIVISION                                 5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                               ---------    ---------    -------    ---------    ---------    ---------
FIDELITY(R) VIP EQUITY INCOME--SERVICE CLASS 2
without any Riders..............................  $1,916.02    $2,781.77    $248.08    $  763.15    $1,304.48    $2,781.77
with IPP Rider..................................  $2,131.07    $3,230.71    $294.28    $  901.13    $1,533.20    $3,230.71
with EBB Rider..................................  $2,059.84    $3,083.28    $278.88    $  855.28    $1,457.44    $3,083.28
with IPP & EBB Riders...........................  $2,274.91    $3,532.27    $325.09    $  993.26    $1,686.16    $3,532.27
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................  $1,968.79    $2,893.01    $259.33    $  796.87    $1,360.60    $2,893.01
with IPP Rider..................................  $2,182.62    $3,336.61    $305.49    $  934.40    $1,588.02    $3,336.61
with EBB Rider..................................  $2,111.81    $3,190.96    $290.10    $  888.70    $1,512.70    $3,190.96
with IPP & EBB Riders...........................  $2,325.63    $3,634.55    $336.25    $1,026.22    $1,740.11    $3,634.55
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............................  $1,920.81    $2,791.91    $249.10    $  766.20    $1,309.58    $2,791.91
with IPP Rider..................................  $2,135.77    $3,240.39    $295.30    $  904.15    $1,538.19    $3,240.39
with EBB Rider..................................  $2,064.56    $3,093.11    $279.90    $  858.31    $1,462.46    $3,093.11
with IPP & EBB Riders...........................  $2,279.52    $3,541.60    $326.10    $  996.25    $1,691.07    $3,541.60


                                       13.1

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders................  $  901.62    $  787.69    $1,345.33    $2,862.79    $  901.62    $1,464.89
with IPP Rider....................  $  944.88    $  925.34    $1,573.10    $3,307.86    $  944.88    $1,593.42
with EBB Rider....................  $  930.46    $  879.59    $1,497.64    $3,161.70    $  930.46    $1,550.70
with IPP & EBB Riders.............  $  973.72    $1,017.24    $1,725.42    $3,606.78    $  973.72    $1,679.24
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders................  $  921.76    $  851.92    $1,451.90    $3,072.47    $  921.76    $1,524.87
with IPP Rider....................  $  964.92    $  988.69    $1,677.19    $3,507.42    $  964.92    $1,652.58
with EBB Rider....................  $  950.54    $  943.25    $1,602.58    $3,364.63    $  950.54    $1,610.15
with IPP & EBB Riders.............  $  993.70    $1,080.01    $1,827.87    $3,799.56    $  993.70    $1,737.85
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders................  $  924.64    $  861.08    $1,467.06    $3,102.07    $  924.64    $1,533.42
with IPP Rider....................  $  967.79    $  997.73    $1,691.99    $3,535.60    $  967.79    $1,661.02
with EBB Rider....................  $  953.41    $  952.33    $1,617.49    $3,393.24    $  953.41    $1,618.62
with IPP & EBB Riders.............  $  996.56    $1,088.96    $1,842.44    $3,826.79    $  996.56    $1,746.21
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders................  $  921.76    $  851.92    $1,451.90    $3,072.47    $  921.76    $1,524.87
with IPP Rider....................  $  964.92    $  988.69    $1,677.19    $3,507.42    $  964.92    $1,652.58
with EBB Rider....................  $  950.54    $  943.25    $1,602.58    $3,364.63    $  950.54    $1,610.15
with IPP & EBB Riders.............  $  993.70    $1,080.01    $1,827.87    $3,799.56    $  993.70    $1,737.85
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders................  $  926.56    $  867.18    $1,477.14    $3,121.75    $  926.56    $1,539.12
with IPP Rider....................  $  969.70    $1,003.74    $1,701.85    $3,554.34    $  969.70    $1,666.63
with EBB Rider....................  $  955.32    $  958.36    $1,627.42    $3,412.30    $  955.32    $1,624.26
with IPP & EBB Riders.............  $  998.47    $1,094.92    $1,852.13    $3,844.86    $  998.47    $1,751.77
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $  940.94    $  912.85    $1,552.52    $3,268.13    $  940.94    $1,581.76
with IPP Rider....................  $  984.02    $1,048.78    $1,775.48    $3,693.64    $  984.02    $1,708.68
with EBB Rider....................  $  969.66    $1,003.61    $1,701.64    $3,553.94    $  969.66    $1,666.51
with IPP & EBB Riders.............  $1,012.74    $1,139.54    $1,924.59    $3,979.44    $1,012.74    $1,793.44
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $  918.89    $  842.77    $1,436.73    $3,042.80    $  918.89    $1,516.32
with IPP Rider....................  $  962.07    $  979.66    $1,662.37    $3,479.15    $  962.07    $1,644.14
with EBB Rider....................  $  947.67    $  934.18    $1,587.65    $3,335.88    $  947.67    $1,601.67
with IPP & EBB Riders.............  $  990.85    $1,071.07    $1,813.30    $3,772.27    $  990.85    $1,729.51
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders................  $  920.80    $  848.88    $1,446.86    $3,062.59    $  920.80    $1,522.03
with IPP Rider....................  $  963.97    $  985.69    $1,672.27    $3,498.03    $  963.97    $1,649.78
with EBB Rider....................  $  949.58    $  940.23    $1,597.60    $3,355.05    $  949.58    $1,607.33
with IPP & EBB Riders.............  $  992.76    $1,077.03    $1,823.01    $3,790.46    $  992.76    $1,735.07
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $  923.68    $  858.02    $1,461.99    $3,092.22    $  923.68    $1,530.56
with IPP Rider....................  $  966.83    $  994.72    $1,687.07    $3,526.22    $  966.83    $1,658.20
with EBB Rider....................  $  952.45    $  949.29    $1,612.51    $3,383.71    $  952.45    $1,615.79
with IPP & EBB Riders.............  $  995.61    $1,085.97    $1,837.57    $3,817.71    $  995.61    $1,743.41

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders................  $1,954.42    $2,862.79    $256.27    $  787.69    $1,345.33    $2,862.79
with IPP Rider....................  $2,168.59    $3,307.86    $302.43    $  925.34    $1,573.10    $3,307.86
with EBB Rider....................  $2,097.64    $3,161.70    $287.05    $  879.59    $1,497.64    $3,161.70
with IPP & EBB Riders.............  $2,311.82    $3,606.78    $333.21    $1,017.24    $1,725.42    $3,606.78
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders................  $2,054.63    $3,072.47    $277.76    $  851.92    $1,451.90    $3,072.47
with IPP Rider....................  $2,266.46    $3,507.42    $323.83    $  988.69    $1,677.19    $3,507.42
with EBB Rider....................  $2,196.31    $3,364.63    $308.47    $  943.25    $1,602.58    $3,364.63
with IPP & EBB Riders.............  $2,408.14    $3,799.56    $354.54    $1,080.01    $1,827.87    $3,799.56
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders................  $2,068.89    $3,102.07    $280.83    $  861.08    $1,467.06    $3,102.07
with IPP Rider....................  $2,280.38    $3,535.60    $326.89    $  997.73    $1,691.99    $3,535.60
with EBB Rider....................  $2,210.33    $3,393.24    $311.54    $  952.33    $1,617.49    $3,393.24
with IPP & EBB Riders.............  $2,421.84    $3,826.79    $357.59    $1,088.96    $1,842.44    $3,826.79
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders................  $2,054.63    $3,072.47    $277.76    $  851.92    $1,451.90    $3,072.47
with IPP Rider....................  $2,266.46    $3,507.42    $323.83    $  988.69    $1,677.19    $3,507.42
with EBB Rider....................  $2,196.31    $3,364.63    $308.47    $  943.25    $1,602.58    $3,364.63
with IPP & EBB Riders.............  $2,408.14    $3,799.56    $354.54    $1,080.01    $1,827.87    $3,799.56
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders................  $2,078.36    $3,121.75    $282.88    $  867.18    $1,477.14    $3,121.75
with IPP Rider....................  $2,289.65    $3,554.34    $328.92    $1,003.74    $1,701.85    $3,554.34
with EBB Rider....................  $2,219.66    $3,412.30    $313.58    $  958.36    $1,627.42    $3,412.30
with IPP & EBB Riders.............  $2,430.95    $3,844.86    $359.62    $1,094.92    $1,852.13    $3,844.86
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $2,149.25    $3,268.13    $298.23    $  912.85    $1,552.52    $3,268.13
with IPP Rider....................  $2,358.88    $3,693.64    $344.20    $1,048.78    $1,775.48    $3,693.64
with EBB Rider....................  $2,289.45    $3,553.94    $328.88    $1,003.61    $1,701.64    $3,553.94
with IPP & EBB Riders.............  $2,499.07    $3,979.44    $374.85    $1,139.54    $1,924.59    $3,979.44
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $2,040.37    $3,042.80    $274.69    $  842.77    $1,436.73    $3,042.80
with IPP Rider....................  $2,252.53    $3,479.15    $320.77    $  979.66    $1,662.37    $3,479.15
with EBB Rider....................  $2,182.27    $3,335.88    $305.41    $  934.18    $1,587.65    $3,335.88
with IPP & EBB Riders.............  $2,394.44    $3,772.27    $351.50    $1,071.07    $1,813.30    $3,772.27
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders................  $2,049.89    $3,062.59    $276.74    $  848.88    $1,446.86    $3,062.59
with IPP Rider....................  $2,261.84    $3,498.03    $322.81    $  985.69    $1,672.27    $3,498.03
with EBB Rider....................  $2,191.63    $3,355.05    $307.45    $  940.23    $1,597.60    $3,355.05
with IPP & EBB Riders.............  $2,403.57    $3,790.46    $353.53    $1,077.03    $1,823.01    $3,790.46
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $2,064.12    $3,092.22    $279.80    $  858.02    $1,461.99    $3,092.22
with IPP Rider....................  $2,275.75    $3,526.22    $325.86    $  994.72    $1,687.07    $3,526.22
with EBB Rider....................  $2,205.65    $3,383.71    $310.51    $  949.29    $1,612.51    $3,383.71
with IPP & EBB Riders.............  $2,417.26    $3,817.71    $356.57    $1,085.97    $1,837.57    $3,817.71

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders................  $1,005.19    $1,115.12    $1,883.50    $3,895.83    $1,005.19    $1,770.63
with IPP Rider....................  $1,047.98    $1,248.27    $2,098.76    $4,290.98    $1,047.98    $1,894.95
with EBB Rider....................  $1,033.72    $1,204.03    $2,027.46    $4,161.26    $1,033.72    $1,853.65
with IPP & EBB Riders.............  $1,076.51    $1,337.16    $2,242.70    $4,556.39    $1,076.51    $1,977.96
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $  922.72    $  854.98    $1,456.96    $3,082.35    $  922.72    $1,527.72
with IPP Rider....................  $  965.88    $  991.70    $1,682.13    $3,516.82    $  965.88    $1,655.39
with EBB Rider....................  $  951.50    $  946.27    $1,607.55    $3,374.16    $  951.50    $1,612.97
with IPP & EBB Riders.............  $  994.66    $1,083.00    $1,832.72    $3,808.64    $  994.66    $1,740.64

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders................  $2,460.43    $3,895.83    $366.80    $1,115.12    $1,883.50    $3,895.83
with IPP Rider....................  $2,662.81    $4,290.98    $412.47    $1,248.27    $2,098.76    $4,290.98
with EBB Rider....................  $2,595.78    $4,161.26    $397.25    $1,204.03    $2,027.46    $4,161.26
with IPP & EBB Riders.............  $2,798.14    $4,556.39    $442.92    $1,337.16    $2,242.70    $4,556.39
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $2,059.39    $3,082.35    $278.78    $  854.98    $1,456.96    $3,082.35
with IPP Rider....................  $2,271.10    $3,516.82    $324.85    $  991.70    $1,682.13    $3,516.82
with EBB Rider....................  $2,200.98    $3,374.16    $309.49    $  946.27    $1,607.55    $3,374.16
with IPP & EBB Riders.............  $2,412.70    $3,808.64    $355.56    $1,083.00    $1,832.72    $3,808.64

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $  920.80    $  848.88    $1,446.86    $3,062.59    $  920.80    $1,522.03
with IPP Rider....................  $  963.97    $  985.69    $1,672.27    $3,498.03    $  963.97    $1,649.78
with EBB Rider....................  $  949.58    $  940.23    $1,597.60    $3,355.05    $  949.58    $1,607.33
with IPP & EBB Riders.............  $  992.76    $1,077.03    $1,823.01    $3,790.46    $  992.76    $1,735.07
MAINSTAY VP BOND--INITIAL CLASS
without any Riders................  $  865.18    $  670.72    $1,150.06    $2,472.08    $  865.18    $1,355.66
with IPP Rider....................  $  908.60    $  809.99    $1,382.38    $2,935.98    $  908.60    $1,485.71
with EBB Rider....................  $  894.13    $  763.71    $1,305.43    $2,783.64    $  894.13    $1,442.50
with IPP & EBB Riders.............  $  937.55    $  902.97    $1,537.74    $3,247.52    $  937.55    $1,572.54
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders................  $  874.77    $  701.59    $1,201.74    $2,576.31    $  874.77    $1,384.49
with IPP Rider....................  $  918.15    $  840.43    $1,432.85    $3,035.18    $  918.15    $1,514.13
with EBB Rider....................  $  903.69    $  794.30    $1,356.31    $2,884.51    $  903.69    $1,471.06
with IPP & EBB Riders.............  $  947.07    $  933.13    $1,587.42    $3,343.37    $  947.07    $1,600.70
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $  865.18    $  670.72    $1,150.06    $2,472.08    $  865.18    $1,355.66
with IPP Rider....................  $  908.60    $  809.99    $1,382.38    $2,935.98    $  908.60    $1,485.71
with EBB Rider....................  $  894.13    $  763.71    $1,305.43    $2,783.64    $  894.13    $1,442.50
with IPP & EBB Riders.............  $  937.55    $  902.97    $1,537.74    $3,247.52    $  937.55    $1,572.54
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders................  $  865.18    $  670.72    $1,150.06    $2,472.08    $  865.18    $1,355.66
with IPP Rider....................  $  908.60    $  809.99    $1,382.38    $2,935.98    $  908.60    $1,485.71
with EBB Rider....................  $  894.13    $  763.71    $1,305.43    $2,783.64    $  894.13    $1,442.50
with IPP & EBB Riders.............  $  937.55    $  902.97    $1,537.74    $3,247.52    $  937.55    $1,572.54
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $  924.64    $  861.08    $1,467.06    $3,102.07    $  924.64    $1,533.42
with IPP Rider....................  $  967.79    $  997.73    $1,691.99    $3,535.60    $  967.79    $1,661.02
with EBB Rider....................  $  953.41    $  952.33    $1,617.49    $3,393.24    $  953.41    $1,618.62
with IPP & EBB Riders.............  $  996.56    $1,088.96    $1,842.44    $3,826.79    $  996.56    $1,746.21
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders................  $  876.69    $  707.76    $1,212.06    $2,597.07    $  876.69    $1,390.25
with IPP Rider....................  $  920.06    $  846.50    $1,442.92    $3,054.91    $  920.06    $1,519.81
with EBB Rider....................  $  905.60    $  800.41    $1,366.47    $2,904.58    $  905.60    $1,476.77
with IPP & EBB Riders.............  $  948.97    $  939.15    $1,597.33    $3,362.44    $  948.97    $1,606.32
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders................  $  907.38    $  806.06    $1,375.86    $2,923.13    $  907.38    $1,482.04
with IPP Rider....................  $  950.61    $  943.46    $1,602.92    $3,365.30    $  950.61    $1,610.34
with EBB Rider....................  $  936.20    $  897.81    $1,527.72    $3,220.10    $  936.20    $1,567.71
with IPP & EBB Riders.............  $  979.43    $1,035.20    $1,754.78    $3,662.28    $  979.43    $1,696.01

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $2,049.89    $3,062.59    $276.74    $  848.88    $1,446.86    $3,062.59
with IPP Rider....................  $2,261.84    $3,498.03    $322.81    $  985.69    $1,672.27    $3,498.03
with EBB Rider....................  $2,191.63    $3,355.05    $307.45    $  940.23    $1,597.60    $3,355.05
with IPP & EBB Riders.............  $2,403.57    $3,790.46    $353.53    $1,077.03    $1,823.01    $3,790.46
MAINSTAY VP BOND--INITIAL CLASS
without any Riders................  $1,770.80    $2,472.08    $217.38    $  670.72    $1,150.06    $2,472.08
with IPP Rider....................  $1,989.26    $2,935.98    $263.72    $  809.99    $1,382.38    $2,935.98
with EBB Rider....................  $1,916.91    $2,783.64    $248.27    $  763.71    $1,305.43    $2,783.64
with IPP & EBB Riders.............  $2,135.36    $3,247.52    $294.61    $  902.97    $1,537.74    $3,247.52
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders................  $1,819.40    $2,576.31    $227.61    $  701.59    $1,201.74    $2,576.31
with IPP Rider....................  $2,036.72    $3,035.18    $273.91    $  840.43    $1,432.85    $3,035.18
with EBB Rider....................  $1,964.75    $2,884.51    $258.48    $  794.30    $1,356.31    $2,884.51
with IPP & EBB Riders.............  $2,182.07    $3,343.37    $304.77    $  933.13    $1,587.42    $3,343.37
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $1,770.80    $2,472.08    $217.38    $  670.72    $1,150.06    $2,472.08
with IPP Rider....................  $1,989.26    $2,935.98    $263.72    $  809.99    $1,382.38    $2,935.98
with EBB Rider....................  $1,916.91    $2,783.64    $248.27    $  763.71    $1,305.43    $2,783.64
with IPP & EBB Riders.............  $2,135.36    $3,247.52    $294.61    $  902.97    $1,537.74    $3,247.52
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders................  $1,770.80    $2,472.08    $217.38    $  670.72    $1,150.06    $2,472.08
with IPP Rider....................  $1,989.26    $2,935.98    $263.72    $  809.99    $1,382.38    $2,935.98
with EBB Rider....................  $1,916.91    $2,783.64    $248.27    $  763.71    $1,305.43    $2,783.64
with IPP & EBB Riders.............  $2,135.36    $3,247.52    $294.61    $  902.97    $1,537.74    $3,247.52
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,068.89    $3,102.07    $280.83    $  861.08    $1,467.06    $3,102.07
with IPP Rider....................  $2,280.38    $3,535.60    $326.89    $  997.73    $1,691.99    $3,535.60
with EBB Rider....................  $2,210.33    $3,393.24    $311.54    $  952.33    $1,617.49    $3,393.24
with IPP & EBB Riders.............  $2,421.84    $3,826.79    $357.59    $1,088.96    $1,842.44    $3,826.79
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders................  $1,829.11    $2,597.07    $229.66    $  707.76    $1,212.06    $2,597.07
with IPP Rider....................  $2,046.19    $3,054.91    $275.94    $  846.50    $1,442.92    $3,054.91
with EBB Rider....................  $1,974.31    $2,904.58    $260.52    $  800.41    $1,366.47    $2,904.58
with IPP & EBB Riders.............  $2,191.38    $3,362.44    $306.80    $  939.15    $1,597.33    $3,362.44
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders................  $1,983.13    $2,923.13    $262.41    $  806.06    $1,375.86    $2,923.13
with IPP Rider....................  $2,196.64    $3,365.30    $308.55    $  943.46    $1,602.92    $3,365.30
with EBB Rider....................  $2,125.93    $3,220.10    $293.17    $  897.81    $1,527.72    $3,220.10
with IPP & EBB Riders.............  $2,339.42    $3,662.28    $339.31    $1,035.20    $1,754.78    $3,662.28

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $  906.41    $  803.00    $1,370.77    $2,913.09    $  906.41    $1,479.19
with IPP Rider....................  $  949.65    $  940.44    $1,597.95    $3,355.73    $  949.65    $1,607.52
with EBB Rider....................  $  935.24    $  894.77    $1,522.71    $3,210.39    $  935.24    $1,564.87
with IPP & EBB Riders.............  $  978.47    $1,032.21    $1,749.90    $3,653.04    $  978.47    $1,693.22
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders................  $  869.97    $  686.17    $1,175.93    $2,524.34    $  869.97    $1,370.08
with IPP Rider....................  $  913.37    $  825.21    $1,407.64    $2,985.69    $  913.37    $1,499.92
with EBB Rider....................  $  898.91    $  779.01    $1,330.89    $2,834.19    $  898.91    $1,456.78
with IPP & EBB Riders.............  $  942.31    $  918.05    $1,562.61    $3,295.57    $  942.31    $1,586.62
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $  933.27    $  888.52    $1,512.39    $3,190.34    $  933.27    $1,559.04
with IPP Rider....................  $  976.38    $1,024.77    $1,736.25    $3,619.60    $  976.38    $1,686.27
with EBB Rider....................  $  962.01    $  979.49    $1,662.11    $3,478.65    $  962.01    $1,643.99
with IPP & EBB Riders.............  $1,005.12    $1,115.75    $1,885.99    $3,907.93    $1,005.12    $1,771.23
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders................  $  869.02    $  683.08    $1,170.76    $2,513.90    $  869.02    $1,367.20
with IPP Rider....................  $  912.42    $  822.17    $1,402.59    $2,975.77    $  912.42    $1,497.08
with EBB Rider....................  $  897.95    $  775.96    $1,325.80    $2,824.11    $  897.95    $1,453.93
with IPP & EBB Riders.............  $  941.36    $  915.04    $1,557.64    $3,285.96    $  941.36    $1,583.81
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders................  $  904.50    $  796.87    $1,360.60    $2,893.01    $  904.50    $1,473.46
with IPP Rider....................  $  947.74    $  934.40    $1,588.02    $3,336.61    $  947.74    $1,601.89
with EBB Rider....................  $  933.33    $  888.70    $1,512.70    $3,190.96    $  933.33    $1,559.21
with IPP & EBB Riders.............  $  976.57    $1,026.22    $1,740.11    $3,634.55    $  976.57    $1,687.63
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders................  $  893.95    $  763.15    $1,304.48    $2,781.77    $  893.95    $1,441.97
with IPP Rider....................  $  937.24    $  901.13    $1,533.20    $3,230.71    $  937.24    $1,570.82
with EBB Rider....................  $  922.81    $  855.28    $1,457.44    $3,083.28    $  922.81    $1,528.00
with IPP & EBB Riders.............  $  966.11    $  993.26    $1,686.16    $3,532.27    $  966.11    $1,656.85
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders................  $  903.54    $  793.82    $1,355.52    $2,882.94    $  903.54    $1,470.61
with IPP Rider....................  $  946.79    $  931.38    $1,583.05    $3,327.04    $  946.79    $1,599.06
with EBB Rider....................  $  932.37    $  885.67    $1,507.69    $3,181.21    $  932.37    $1,556.38
with IPP & EBB Riders.............  $  975.62    $1,023.24    $1,735.22    $3,625.32    $  975.62    $1,684.84
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders................  $  892.03    $  757.00    $1,294.24    $2,761.39    $  892.03    $1,436.23
with IPP Rider....................  $  935.33    $  895.08    $1,523.21    $3,211.35    $  935.33    $1,565.16
with EBB Rider....................  $  920.90    $  849.18    $1,447.36    $3,063.58    $  920.90    $1,522.31
with IPP & EBB Riders.............  $  964.20    $  987.26    $1,676.33    $3,513.55    $  964.20    $1,651.25
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $  929.43    $  876.32    $1,492.25    $3,151.21    $  929.43    $1,547.65
with IPP Rider....................  $  972.56    $1,012.76    $1,716.61    $3,582.36    $  972.56    $1,675.05
with EBB Rider....................  $  958.18    $  967.41    $1,642.29    $3,440.79    $  958.18    $1,632.71
with IPP & EBB Riders.............  $1,001.32    $1,103.86    $1,866.66    $3,871.95    $1,001.32    $1,760.12

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $1,978.35    $2,913.09    $261.38    $  803.00    $1,370.77    $2,913.09
with IPP Rider....................  $2,191.96    $3,355.73    $307.52    $  940.44    $1,597.95    $3,355.73
with EBB Rider....................  $2,121.21    $3,210.39    $292.14    $  894.77    $1,522.71    $3,210.39
with IPP & EBB Riders.............  $2,334.83    $3,653.04    $338.29    $1,032.21    $1,749.90    $3,653.04
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders................  $1,795.14    $2,524.34    $222.49    $  686.17    $1,175.93    $2,524.34
with IPP Rider....................  $2,013.02    $2,985.69    $268.81    $  825.21    $1,407.64    $2,985.69
with EBB Rider....................  $1,940.85    $2,834.19    $253.37    $  779.01    $1,330.89    $2,834.19
with IPP & EBB Riders.............  $2,158.74    $3,295.57    $299.69    $  918.05    $1,562.61    $3,295.57
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,111.51    $3,190.34    $290.04    $  888.52    $1,512.39    $3,190.34
with IPP Rider....................  $2,322.00    $3,619.60    $336.05    $1,024.77    $1,736.25    $3,619.60
with EBB Rider....................  $2,252.28    $3,478.65    $320.71    $  979.49    $1,662.11    $3,478.65
with IPP & EBB Riders.............  $2,462.79    $3,907.93    $366.73    $1,115.75    $1,885.99    $3,907.93
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders................  $1,790.27    $2,513.90    $221.47    $  683.08    $1,170.76    $2,513.90
with IPP Rider....................  $2,008.27    $2,975.77    $267.79    $  822.17    $1,402.59    $2,975.77
with EBB Rider....................  $1,936.06    $2,824.11    $252.35    $  775.96    $1,325.80    $2,824.11
with IPP & EBB Riders.............  $2,154.06    $3,285.96    $298.68    $  915.04    $1,557.64    $3,285.96
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders................  $1,968.79    $2,893.01    $259.33    $  796.87    $1,360.60    $2,893.01
with IPP Rider....................  $2,182.62    $3,336.61    $305.49    $  934.40    $1,588.02    $3,336.61
with EBB Rider....................  $2,111.81    $3,190.96    $290.10    $  888.70    $1,512.70    $3,190.96
with IPP & EBB Riders.............  $2,325.63    $3,634.55    $336.25    $1,026.22    $1,740.11    $3,634.55
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders................  $1,916.02    $2,781.77    $248.08    $  763.15    $1,304.48    $2,781.77
with IPP Rider....................  $2,131.07    $3,230.71    $294.28    $  901.13    $1,533.20    $3,230.71
with EBB Rider....................  $2,059.84    $3,083.28    $278.88    $  855.28    $1,457.44    $3,083.28
with IPP & EBB Riders.............  $2,274.91    $3,532.27    $325.09    $  993.26    $1,686.16    $3,532.27
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders................  $1,964.00    $2,882.94    $258.32    $  793.82    $1,355.52    $2,882.94
with IPP Rider....................  $2,177.95    $3,327.04    $304.47    $  931.38    $1,583.05    $3,327.04
with EBB Rider....................  $2,107.09    $3,181.21    $289.09    $  885.67    $1,507.69    $3,181.21
with IPP & EBB Riders.............  $2,321.04    $3,625.32    $335.24    $1,023.24    $1,735.22    $3,625.32
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders................  $1,906.39    $2,761.39    $246.03    $  757.00    $1,294.24    $2,761.39
with IPP Rider....................  $2,121.68    $3,211.35    $292.25    $  895.08    $1,523.21    $3,211.35
with EBB Rider....................  $2,050.36    $3,063.58    $276.84    $  849.18    $1,447.36    $3,063.58
with IPP & EBB Riders.............  $2,265.67    $3,513.55    $323.05    $  987.26    $1,676.33    $3,513.55
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $2,092.57    $3,151.21    $285.94    $  876.32    $1,492.25    $3,151.21
with IPP Rider....................  $2,303.53    $3,582.36    $331.98    $1,012.76    $1,716.61    $3,582.36
with EBB Rider....................  $2,233.65    $3,440.79    $316.63    $  967.41    $1,642.29    $3,440.79
with IPP & EBB Riders.............  $2,444.61    $3,871.95    $362.66    $1,103.86    $1,866.66    $3,871.95

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $  917.92    $  839.71    $1,431.67    $3,032.87    $  917.92    $1,513.46
with IPP Rider....................  $  961.11    $  976.65    $1,657.44    $3,469.72    $  961.11    $1,641.34
with EBB Rider....................  $  946.71    $  931.14    $1,582.65    $3,326.28    $  946.71    $1,598.83
with IPP & EBB Riders.............  $  989.90    $1,068.07    $1,808.41    $3,763.14    $  989.90    $1,726.70
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders................  $  890.12    $  750.85    $1,284.00    $2,740.99    $  890.12    $1,430.49
with IPP Rider....................  $  933.43    $  889.01    $1,513.21    $3,191.93    $  933.43    $1,559.50
with EBB Rider....................  $  918.99    $  843.10    $1,437.28    $3,043.85    $  918.99    $1,516.63
with IPP & EBB Riders.............  $  962.30    $  981.26    $1,666.48    $3,494.78    $  962.30    $1,645.64
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $  915.05    $  830.55    $1,416.48    $3,003.05    $  915.05    $1,504.91
with IPP Rider....................  $  958.25    $  967.61    $1,642.60    $3,441.35    $  958.25    $1,632.89
with EBB Rider....................  $  943.85    $  922.07    $1,567.71    $3,297.46    $  943.85    $1,590.37
with IPP & EBB Riders.............  $  987.04    $1,059.13    $1,793.83    $3,735.76    $  987.04    $1,718.35
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $  918.89    $  842.77    $1,436.73    $3,042.80    $  918.89    $1,516.32
with IPP Rider....................  $  962.07    $  979.66    $1,662.37    $3,479.15    $  962.07    $1,644.14
with EBB Rider....................  $  947.67    $  934.18    $1,587.65    $3,335.88    $  947.67    $1,601.67
with IPP & EBB Riders.............  $  990.85    $1,071.07    $1,813.30    $3,772.27    $  990.85    $1,729.51
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders................  $  848.87    $  618.11    $1,061.70    $2,292.52    $  848.87    $1,306.53
with IPP Rider....................  $  892.37    $  758.09    $1,296.06    $2,765.02    $  892.37    $1,437.25
with EBB Rider....................  $  877.87    $  711.56    $1,218.42    $2,609.84    $  877.87    $1,393.80
with IPP & EBB Riders.............  $  921.37    $  851.55    $1,452.79    $3,082.35    $  921.37    $1,524.52
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders................  $  909.30    $  812.19    $1,386.03    $2,943.18    $  909.30    $1,487.77
with IPP Rider....................  $  952.52    $  949.50    $1,612.86    $3,384.38    $  952.52    $1,615.99
with EBB Rider....................  $  938.11    $  903.88    $1,537.73    $3,239.50    $  938.11    $1,573.38
with IPP & EBB Riders.............  $  981.33    $1,041.19    $1,764.56    $3,680.69    $  981.33    $1,701.60
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders................  $  871.89    $  692.34    $1,186.26    $2,545.16    $  871.89    $1,375.85
with IPP Rider....................  $  915.28    $  831.29    $1,417.73    $3,005.53    $  915.28    $1,505.60
with EBB Rider....................  $  900.82    $  785.11    $1,341.05    $2,854.34    $  900.82    $1,462.48
with IPP & EBB Riders.............  $  944.21    $  924.09    $1,572.54    $3,314.72    $  944.21    $1,592.26
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders................  $  875.73    $  704.68    $1,206.90    $2,586.71    $  875.73    $1,387.37
with IPP Rider....................  $  919.10    $  843.47    $1,437.89    $3,045.06    $  919.10    $1,516.98
with EBB Rider....................  $  904.64    $  797.35    $1,361.39    $2,894.56    $  904.64    $1,473.91
with IPP & EBB Riders.............  $  948.02    $  936.14    $1,592.38    $3,352.91    $  948.02    $1,603.51
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders................  $  904.50    $  796.87    $1,360.60    $2,893.01    $  904.50    $1,473.46
with IPP Rider....................  $  947.74    $  934.40    $1,588.02    $3,336.61    $  947.74    $1,601.89
with EBB Rider....................  $  933.33    $  888.70    $1,512.70    $3,190.96    $  933.33    $1,559.21
with IPP & EBB Riders.............  $  976.57    $1,026.22    $1,740.11    $3,634.55    $  976.57    $1,687.63

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $2,035.61    $3,032.87    $273.66    $  839.71    $1,431.67    $3,032.87
with IPP Rider....................  $2,247.89    $3,469.72    $319.75    $  976.65    $1,657.44    $3,469.72
with EBB Rider....................  $2,177.57    $3,326.28    $304.39    $  931.14    $1,582.65    $3,326.28
with IPP & EBB Riders.............  $2,389.85    $3,763.14    $350.48    $1,068.07    $1,808.41    $3,763.14
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders................  $1,896.76    $2,740.99    $243.99    $  750.85    $1,284.00    $2,740.99
with IPP Rider....................  $2,112.28    $3,191.93    $290.21    $  889.01    $1,513.21    $3,191.93
with EBB Rider....................  $2,040.89    $3,043.85    $274.80    $  843.10    $1,437.28    $3,043.85
with IPP & EBB Riders.............  $2,256.40    $3,494.78    $321.02    $  981.26    $1,666.48    $3,494.78
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,021.33    $3,003.05    $270.60    $  830.55    $1,416.48    $3,003.05
with IPP Rider....................  $2,233.94    $3,441.35    $316.70    $  967.61    $1,642.60    $3,441.35
with EBB Rider....................  $2,163.53    $3,297.46    $301.33    $  922.07    $1,567.71    $3,297.46
with IPP & EBB Riders.............  $2,376.13    $3,735.76    $347.43    $1,059.13    $1,793.83    $3,735.76
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $2,040.37    $3,042.80    $274.69    $  842.77    $1,436.73    $3,042.80
with IPP Rider....................  $2,252.53    $3,479.15    $320.77    $  979.66    $1,662.37    $3,479.15
with EBB Rider....................  $2,182.27    $3,335.88    $305.41    $  934.18    $1,587.65    $3,335.88
with IPP & EBB Riders.............  $2,394.44    $3,772.27    $351.50    $1,071.07    $1,813.30    $3,772.27
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders................  $1,687.72    $2,292.52    $199.97    $  618.11    $1,061.70    $2,292.52
with IPP Rider....................  $1,908.10    $2,765.02    $246.39    $  758.09    $1,296.06    $2,765.02
with EBB Rider....................  $1,835.09    $2,609.84    $230.92    $  711.56    $1,218.42    $2,609.84
with IPP & EBB Riders.............  $2,055.48    $3,082.35    $277.34    $  851.55    $1,452.79    $3,082.35
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders................  $1,992.70    $2,943.18    $264.46    $  812.19    $1,386.03    $2,943.18
with IPP Rider....................  $2,205.98    $3,384.38    $310.59    $  949.50    $1,612.86    $3,384.38
with EBB Rider....................  $2,135.33    $3,239.50    $295.21    $  903.88    $1,537.73    $3,239.50
with IPP & EBB Riders.............  $2,348.62    $3,680.69    $341.34    $1,041.19    $1,764.56    $3,680.69
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders................  $1,804.85    $2,545.16    $224.54    $  692.34    $1,186.26    $2,545.16
with IPP Rider....................  $2,022.51    $3,005.53    $270.85    $  831.29    $1,417.73    $3,005.53
with EBB Rider....................  $1,950.40    $2,854.34    $255.41    $  785.11    $1,341.05    $2,854.34
with IPP & EBB Riders.............  $2,168.08    $3,314.72    $301.72    $  924.09    $1,572.54    $3,314.72
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders................  $1,824.26    $2,586.71    $228.63    $  704.68    $1,206.90    $2,586.71
with IPP Rider....................  $2,041.46    $3,045.06    $274.92    $  843.47    $1,437.89    $3,045.06
with EBB Rider....................  $1,969.52    $2,894.56    $259.49    $  797.35    $1,361.39    $2,894.56
with IPP & EBB Riders.............  $2,186.73    $3,352.91    $305.78    $  936.14    $1,592.38    $3,352.91
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders................  $1,968.79    $2,893.01    $259.33    $  796.87    $1,360.60    $2,893.01
with IPP Rider....................  $2,182.62    $3,336.61    $305.49    $  934.40    $1,588.02    $3,336.61
with EBB Rider....................  $2,111.81    $3,190.96    $290.10    $  888.70    $1,512.70    $3,190.96
with IPP & EBB Riders.............  $2,325.63    $3,634.55    $336.25    $1,026.22    $1,740.11    $3,634.55

                                                              EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                                     YOUR POLICY                        SURRENDER YOUR POLICY
                                                  -------------------------------------------------    -----------------------
INVESTMENT DIVISION                                 1 YR          3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                               ---------     ---------    ---------    ---------    ---------    ---------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................  $  902.58     $  790.74    $1,350.40    $2,872.86    $  902.58    $1,467.74
with IPP Rider..................................  $  945.83     $  928.35    $1,578.07    $3,317.45    $  945.83    $1,596.23
with EBB Rider..................................  $  931.41     $  882.63    $1,502.67    $3,171.46    $  931.41    $1,553.54
with IPP & EBB Riders...........................  $  974.67     $1,020.24    $1,730.32    $3,616.04    $  974.67    $1,682.04
COLUMBIA SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders..............................  $  926.56     $  867.18    $1,477.14    $3,121.75    $  926.56    $1,539.12
with IPP Rider..................................  $  969.70     $1,003.74    $1,701.85    $3,554.34    $  969.70    $1,666.63
with EBB Rider..................................  $  955.32     $  958.36    $1,627.42    $3,412.30    $  955.32    $1,624.26
with IPP & EBB Riders...........................  $  998.47     $1,094.92    $1,852.13    $3,844.86    $  998.47    $1,751.77
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders..............................  $  897.79     $  775.42    $1,324.92    $2,822.35    $  897.79    $1,453.43
with IPP Rider..................................  $  941.06     $  913.24    $1,553.17    $3,269.37    $  941.06    $1,582.12
with EBB Rider..................................  $  926.64     $  867.43    $1,477.56    $3,122.58    $  926.64    $1,539.35
with IPP & EBB Riders...........................  $  969.91     $1,005.26    $1,705.81    $3,569.59    $  969.91    $1,668.05
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders..............................  $  878.61     $  713.93    $1,222.37    $2,617.75    $  878.61    $1,396.01
with IPP Rider..................................  $  921.97     $  852.60    $1,453.00    $3,074.60    $  921.97    $1,525.50
with EBB Rider..................................  $  907.52     $  806.51    $1,376.61    $2,924.60    $  907.52    $1,482.46
with IPP & EBB Riders...........................  $  950.88     $  945.18    $1,607.24    $3,381.46    $  950.88    $1,611.95
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders..............................  $  869.97     $  686.17    $1,175.93    $2,524.34    $  869.97    $1,370.08
with IPP Rider..................................  $  913.37     $  825.21    $1,407.64    $2,985.69    $  913.37    $1,499.92
with EBB Rider..................................  $  898.91     $  779.01    $1,330.89    $2,834.19    $  898.91    $1,456.78
with IPP & EBB Riders...........................  $  942.31     $  918.05    $1,562.61    $3,295.57    $  942.31    $1,586.62
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................  $  904.50     $  796.87    $1,360.60    $2,893.01    $  904.50    $1,473.46
with IPP Rider..................................  $  947.74     $  934.40    $1,588.02    $3,336.61    $  947.74    $1,601.89
with EBB Rider..................................  $  933.33     $  888.70    $1,512.70    $3,190.96    $  933.33    $1,559.21
with IPP & EBB Riders...........................  $  976.57     $1,026.22    $1,740.11    $3,634.55    $  976.57    $1,687.63

                                                     EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                                  ----------------------    ----------------------------------------------
INVESTMENT DIVISION                                 5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                               ---------    ---------    -------    ---------    ---------    ---------
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders..............................  $1,959.19    $2,872.86    $257.29    $  790.74    $1,350.40    $2,872.86
with IPP Rider..................................  $2,173.27    $3,317.45    $303.45    $  928.35    $1,578.07    $3,317.45
with EBB Rider..................................  $2,102.37    $3,171.46    $288.06    $  882.63    $1,502.67    $3,171.46
with IPP & EBB Riders...........................  $2,316.42    $3,616.04    $334.22    $1,020.24    $1,730.32    $3,616.04
COLUMBIA SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders..............................  $2,078.36    $3,121.75    $282.88    $  867.18    $1,477.14    $3,121.75
with IPP Rider..................................  $2,289.65    $3,554.34    $328.92    $1,003.74    $1,701.85    $3,554.34
with EBB Rider..................................  $2,219.66    $3,412.30    $313.58    $  958.36    $1,627.42    $3,412.30
with IPP & EBB Riders...........................  $2,430.95    $3,844.86    $359.62    $1,094.92    $1,852.13    $3,844.86
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders..............................  $1,935.23    $2,822.35    $252.17    $  775.42    $1,324.92    $2,822.35
with IPP Rider..................................  $2,149.85    $3,269.37    $298.36    $  913.24    $1,553.17    $3,269.37
with EBB Rider..................................  $2,078.76    $3,122.58    $282.96    $  867.43    $1,477.56    $3,122.58
with IPP & EBB Riders...........................  $2,293.38    $3,569.59    $329.15    $1,005.26    $1,705.81    $3,569.59
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders..............................  $1,838.80    $2,617.75    $231.71    $  713.93    $1,222.37    $2,617.75
with IPP Rider..................................  $2,055.67    $3,074.60    $277.98    $  852.60    $1,453.00    $3,074.60
with EBB Rider..................................  $1,983.83    $2,924.60    $262.56    $  806.51    $1,376.61    $2,924.60
with IPP & EBB Riders...........................  $2,200.70    $3,381.46    $308.83    $  945.18    $1,607.24    $3,381.46
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders..............................  $1,795.14    $2,524.34    $222.49    $  686.17    $1,175.93    $2,524.34
with IPP Rider..................................  $2,013.02    $2,985.69    $268.81    $  825.21    $1,407.64    $2,985.69
with EBB Rider..................................  $1,940.85    $2,834.19    $253.37    $  779.01    $1,330.89    $2,834.19
with IPP & EBB Riders...........................  $2,158.74    $3,295.57    $299.69    $  918.05    $1,562.61    $3,295.57
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............................  $1,968.79    $2,893.01    $259.33    $  796.87    $1,360.60    $2,893.01
with IPP Rider..................................  $2,182.62    $3,336.61    $305.49    $  934.40    $1,588.02    $3,336.61
with EBB Rider..................................  $2,111.81    $3,190.96    $290.10    $  888.70    $1,512.70    $3,190.96
with IPP & EBB Riders...........................  $2,325.63    $3,634.55    $336.25    $1,026.22    $1,740.11    $3,634.55

                                                              EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                                     YOUR POLICY                        SURRENDER YOUR POLICY
                                                  -------------------------------------------------    -----------------------
INVESTMENT DIVISION                                 1 YR          3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                               ---------     ---------    ---------    ---------    ---------    ---------
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL
  SHARES
without any Riders..............................  $  870.94     $  689.26    $1,181.11    $2,534.75    $  870.94    $1,372.97
with IPP Rider..................................  $  914.33     $  828.25    $1,412.68    $2,995.62    $  914.33    $1,502.76
with EBB Rider..................................  $  899.87     $  782.07    $1,335.99    $2,844.29    $  899.87    $1,459.64
with IPP & EBB Riders...........................  $  943.26     $  921.08    $1,567.58    $3,305.16    $  943.26    $1,589.44
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders..............................  $  876.69     $  707.76    $1,212.06    $2,597.07    $  876.69    $1,390.25
with IPP Rider..................................  $  920.06     $  846.50    $1,442.92    $3,054.91    $  920.06    $1,519.81
with EBB Rider..................................  $  905.60     $  800.41    $1,366.47    $2,904.58    $  905.60    $1,476.77
with IPP & EBB Riders...........................  $  948.97     $  939.15    $1,597.33    $3,362.44    $  948.97    $1,606.32
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders..............................  $  897.79     $  775.42    $1,324.92    $2,822.35    $  897.79    $1,453.43
with IPP Rider..................................  $  941.06     $  913.24    $1,553.17    $3,269.37    $  941.06    $1,582.12
with EBB Rider..................................  $  926.64     $  867.43    $1,477.56    $3,122.58    $  926.64    $1,539.35
with IPP & EBB Riders...........................  $  969.91     $1,005.26    $1,705.81    $3,569.59    $  969.91    $1,668.05

                                                     EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                                  ----------------------    ----------------------------------------------
INVESTMENT DIVISION                                 5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                               ---------    ---------    -------    ---------    ---------    ---------
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL
  SHARES
without any Riders..............................  $1,800.00    $2,534.75    $223.52    $  689.26    $1,181.11    $2,534.75
with IPP Rider..................................  $2,017.76    $2,995.62    $269.83    $  828.25    $1,412.68    $2,995.62
with EBB Rider..................................  $1,945.64    $2,844.29    $254.39    $  782.07    $1,335.99    $2,844.29
with IPP & EBB Riders...........................  $2,163.41    $3,305.16    $300.71    $  921.08    $1,567.58    $3,305.16
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders..............................  $1,829.11    $2,597.07    $229.66    $  707.76    $1,212.06    $2,597.07
with IPP Rider..................................  $2,046.19    $3,054.91    $275.94    $  846.50    $1,442.92    $3,054.91
with EBB Rider..................................  $1,974.31    $2,904.58    $260.52    $  800.41    $1,366.47    $2,904.58
with IPP & EBB Riders...........................  $2,191.38    $3,362.44    $306.80    $  939.15    $1,597.33    $3,362.44
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders..............................  $1,935.23    $2,822.35    $252.17    $  775.42    $1,324.92    $2,822.35
with IPP Rider..................................  $2,149.85    $3,269.37    $298.36    $  913.24    $1,553.17    $3,269.37
with EBB Rider..................................  $2,078.76    $3,122.58    $282.96    $  867.43    $1,477.56    $3,122.58
with IPP & EBB Riders...........................  $2,293.38    $3,569.59    $329.15    $1,005.26    $1,705.81    $3,569.59


                                       19.1

                                               EXPENSES IF YOU ANNUITIZE                    EXPENSES IF YOU
                                                      YOUR POLICY                        SURRENDER YOUR POLICY
                                    ------------------------------------------------    -----------------------
INVESTMENT DIVISION                   1 YR         3 YR         5 YR         10 YR        1 YR         3 YR
-------------------                 ---------    ---------    ---------    ---------    ---------    ---------
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders................  $  900.66    $  784.61    $1,340.22    $2,852.69    $  900.66    $1,462.01
with IPP Rider....................  $  943.92    $  922.30    $1,568.12    $3,298.25    $  943.92    $1,590.59
with EBB Rider....................  $  929.50    $  876.55    $1,492.63    $3,151.94    $  929.50    $1,547.86
with IPP & EBB Riders.............  $  972.76    $1,014.24    $1,720.52    $3,597.48    $  972.76    $1,676.44
MFS(R) UTILITIES SERIES--INITIAL
  CLASS
without any Riders................  $  921.76    $  851.92    $1,451.90    $3,072.47    $  921.76    $1,524.87
with IPP Rider....................  $  964.92    $  988.69    $1,677.19    $3,507.42    $  964.92    $1,652.58
with EBB Rider....................  $  950.54    $  943.25    $1,602.58    $3,364.63    $  950.54    $1,610.15
with IPP & EBB Riders.............  $  993.70    $1,080.01    $1,827.87    $3,799.56    $  993.70    $1,737.85
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS I
without any Riders................  $  909.30    $  812.19    $1,386.03    $2,943.18    $  909.30    $1,487.77
with IPP Rider....................  $  952.52    $  949.50    $1,612.86    $3,384.38    $  952.52    $1,615.99
with EBB Rider....................  $  938.11    $  903.88    $1,537.73    $3,239.50    $  938.11    $1,573.38
with IPP & EBB Riders.............  $  981.33    $1,041.19    $1,764.56    $3,680.69    $  981.33    $1,701.60
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $  940.94    $  912.85    $1,552.52    $3,268.13    $  940.94    $1,581.76
with IPP Rider....................  $  984.02    $1,048.78    $1,775.48    $3,693.64    $  984.02    $1,708.68
with EBB Rider....................  $  969.66    $1,003.61    $1,701.64    $3,553.94    $  969.66    $1,666.51
with IPP & EBB Riders.............  $1,012.74    $1,139.54    $1,924.59    $3,979.44    $1,012.74    $1,793.44
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $  918.89    $  842.77    $1,436.73    $3,042.80    $  918.89    $1,516.32
with IPP Rider....................  $  962.07    $  979.66    $1,662.37    $3,479.15    $  962.07    $1,644.14
with EBB Rider....................  $  947.67    $  934.18    $1,587.65    $3,335.88    $  947.67    $1,601.67
with IPP & EBB Riders.............  $  990.85    $1,071.07    $1,813.30    $3,772.27    $  990.85    $1,729.51
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders................  $  896.82    $  772.35    $1,319.81    $2,812.20    $  896.82    $1,450.56
with IPP Rider....................  $  940.10    $  910.21    $1,548.17    $3,259.73    $  940.10    $1,579.29
with EBB Rider....................  $  925.68    $  864.39    $1,472.53    $3,112.77    $  925.68    $1,536.51
with IPP & EBB Riders.............  $  968.96    $1,002.26    $1,700.90    $3,560.28    $  968.96    $1,665.25
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $  923.68    $  858.02    $1,461.99    $3,092.22    $  923.68    $1,530.56
with IPP Rider....................  $  966.83    $  994.72    $1,687.07    $3,526.22    $  966.83    $1,658.20
with EBB Rider....................  $  952.45    $  949.29    $1,612.51    $3,383.71    $  952.45    $1,615.79
with IPP & EBB Riders.............  $  995.61    $1,085.97    $1,837.57    $3,817.71    $  995.61    $1,743.41
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders................  $  971.62    $1,009.81    $1,711.78    $3,573.19    $  971.62    $1,672.30
with IPP Rider....................  $1,014.57    $1,144.41    $1,931.03    $3,983.97    $1,014.57    $1,797.98
with EBB Rider....................  $1,000.25    $1,099.67    $1,858.40    $3,849.09    $1,000.25    $1,756.21
with IPP & EBB Riders.............  $1,043.20    $1,234.27    $2,077.65    $4,259.85    $1,043.20    $1,881.89
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $  922.72    $  854.98    $1,456.96    $3,082.35    $  922.72    $1,527.72
with IPP Rider....................  $  965.88    $  991.70    $1,682.13    $3,516.82    $  965.88    $1,655.39
with EBB Rider....................  $  951.50    $  946.27    $1,607.55    $3,374.16    $  951.50    $1,612.97
with IPP & EBB Riders.............  $  994.66    $1,083.00    $1,832.72    $3,808.64    $  994.66    $1,740.64

                                       EXPENSES IF YOU                    EXPENSES IF YOU DO NOT
                                    SURRENDER YOUR POLICY                 SURRENDER YOUR POLICY
                                    ----------------------    ----------------------------------------------
INVESTMENT DIVISION                   5 YR         10 YR       1 YR        3 YR         5 YR         10 YR
-------------------                 ---------    ---------    -------    ---------    ---------    ---------
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders................  $1,949.62    $2,852.69    $255.24    $  784.61    $1,340.22    $2,852.69
with IPP Rider....................  $2,163.91    $3,298.25    $301.41    $  922.30    $1,568.12    $3,298.25
with EBB Rider....................  $2,092.93    $3,151.94    $286.02    $  876.55    $1,492.63    $3,151.94
with IPP & EBB Riders.............  $2,307.21    $3,597.48    $332.19    $1,014.24    $1,720.52    $3,597.48
MFS(R) UTILITIES SERIES--INITIAL
  CLASS
without any Riders................  $2,054.63    $3,072.47    $277.76    $  851.92    $1,451.90    $3,072.47
with IPP Rider....................  $2,266.46    $3,507.42    $323.83    $  988.69    $1,677.19    $3,507.42
with EBB Rider....................  $2,196.31    $3,364.63    $308.47    $  943.25    $1,602.58    $3,364.63
with IPP & EBB Riders.............  $2,408.14    $3,799.56    $354.54    $1,080.01    $1,827.87    $3,799.56
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS I
without any Riders................  $1,992.70    $2,943.18    $264.46    $  812.19    $1,386.03    $2,943.18
with IPP Rider....................  $2,205.98    $3,384.38    $310.59    $  949.50    $1,612.86    $3,384.38
with EBB Rider....................  $2,135.33    $3,239.50    $295.21    $  903.88    $1,537.73    $3,239.50
with IPP & EBB Riders.............  $2,348.62    $3,680.69    $341.34    $1,041.19    $1,764.56    $3,680.69
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $2,149.25    $3,268.13    $298.23    $  912.85    $1,552.52    $3,268.13
with IPP Rider....................  $2,358.88    $3,693.64    $344.20    $1,048.78    $1,775.48    $3,693.64
with EBB Rider....................  $2,289.45    $3,553.94    $328.88    $1,003.61    $1,701.64    $3,553.94
with IPP & EBB Riders.............  $2,499.07    $3,979.44    $374.85    $1,139.54    $1,924.59    $3,979.44
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $2,040.37    $3,042.80    $274.69    $  842.77    $1,436.73    $3,042.80
with IPP Rider....................  $2,252.53    $3,479.15    $320.77    $  979.66    $1,662.37    $3,479.15
with EBB Rider....................  $2,182.27    $3,335.88    $305.41    $  934.18    $1,587.65    $3,335.88
with IPP & EBB Riders.............  $2,394.44    $3,772.27    $351.50    $1,071.07    $1,813.30    $3,772.27
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders................  $1,930.43    $2,812.20    $251.15    $  772.35    $1,319.81    $2,812.20
with IPP Rider....................  $2,145.16    $3,259.73    $297.34    $  910.21    $1,548.17    $3,259.73
with EBB Rider....................  $2,074.03    $3,112.77    $281.94    $  864.39    $1,472.53    $3,112.77
with IPP & EBB Riders.............  $2,288.77    $3,560.28    $328.13    $1,002.26    $1,700.90    $3,560.28
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $2,064.12    $3,092.22    $279.80    $  858.02    $1,461.99    $3,092.22
with IPP Rider....................  $2,275.75    $3,526.22    $325.86    $  994.72    $1,687.07    $3,526.22
with EBB Rider....................  $2,205.65    $3,383.71    $310.51    $  949.29    $1,612.51    $3,383.71
with IPP & EBB Riders.............  $2,417.26    $3,817.71    $356.57    $1,085.97    $1,837.57    $3,817.71
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders................  $2,298.98    $3,573.19    $330.98    $1,009.81    $1,711.78    $3,573.19
with IPP Rider....................  $2,505.12    $3,983.97    $376.81    $1,144.41    $1,931.03    $3,983.97
with EBB Rider....................  $2,436.84    $3,849.09    $361.53    $1,099.67    $1,858.40    $3,849.09
with IPP & EBB Riders.............  $2,642.98    $4,259.85    $407.36    $1,234.27    $2,077.65    $4,259.85
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $2,059.39    $3,082.35    $278.78    $  854.98    $1,456.96    $3,082.35
with IPP Rider....................  $2,271.10    $3,516.82    $324.85    $  991.70    $1,682.13    $3,516.82
with EBB Rider....................  $2,200.98    $3,374.16    $309.49    $  946.27    $1,607.55    $3,374.16
with IPP & EBB Riders.............  $2,412.70    $3,808.64    $355.56    $1,083.00    $1,832.72    $3,808.64

       QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS II VARIABLE ANNUITY



     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PLUS II VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.



1. WHAT IS NEW YORK LIFE PLUS II VARIABLE ANNUITY?



     New York Life Plus II Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, and/or to one or both of the Fixed Accounts. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account has 74 Investment Divisions, 44 of which are currently available under this Policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate. (See "The Fixed Accounts.")

     (b) You can allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "Transfers.") You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.


     You can make transfers from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Accounts" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the Traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options as described herein.


4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain Mortality and Expense Risks NYLIAC assumes and for policy administrative expenses. This charge is 1.45% (annualized) of the daily average Variable Accumulation Value. (See "Separate Account Charge.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
                        PAYMENT YEAR                           CHARGE
                        ------------                          ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     6%
6...........................................................     5%
7...........................................................     4%
8+..........................................................     0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of withdrawal; (b) 10% of the Accumulation Value as of the prior Policy Anniversary; or (c) the Accumulation Value less the accumulated premium payments, all less any prior surrender charge free withdrawals during the policy year. (See "Surrender Charges" and "Exceptions to Surrender Charges.")


     If you select the Investment Protection Plan Rider, ("IPP") (in jurisdictions where available) We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge on each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $500 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. In those states where the modified version of the policy is offered, additional payments are allowed only during the first Policy Year. You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15 or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. Withdrawals will not reduce the aggregate amount of premium payments. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES -- Policy Application and Premium Payments.")



     You may allocate the initial premium payment to, and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Accounts and, plus the Fixed Accounts. (See "Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you may allocate your Accumulation Value.


7. MAY NYLIAC TERMINATE YOUR POLICY?

     If We do not receive any premium payments for a period of two years (except for those states that offer the modified version of the policy), and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Under the Life Income Payment Option, Income Payments will always be the same specified amount. (See "Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

        (a) the Accumulation Value, less any outstanding loan balance,


        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, and any rider charges deducted since the Policy Date; or


        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary. We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 80.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, TSA and SEP policies; Inherited IRA and TSA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Contingency ("ESC") Rider applies, see the EBB and ESC Riders for details.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?


     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals. We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with the written request for cancellation.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?


REGULAR MAIL         NYL Annuity Service Center          EXPRESS MAIL         National City Corporation
                     2400 Reliable Parkway                                    NYL Annuity Service
                     Chicago, IL 60686                                        Center/Lockbox #2400
                                                                              5635 S. Archer Avenue
                                                                              Chicago, IL 60638
CUSTOMER SERVICE     (800) 762-6212
AND UNIT VALUES

     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 (including the report of the independent registered public accounting firm), and the Separate Account statement of assets and liabilities as of December 31, 2006, and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.


                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, for the fiscal years ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on May 10, 2002.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                                MAINSTAY VP                 MAINSTAY VP                               MAINSTAY VP
                                 BALANCED--                    BOND--                                   BOND--
                               SERVICE CLASS               SERVICE CLASS                             INITIAL CLASS
                              ----------------   ----------------------------------   -------------------------------------------
                               2006    2005(F)    2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)
                              ------   -------   ------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $10.45   $10.00    $10.19   $10.15   $ 9.92   $10.00    $11.47   $11.39   $11.10   $10.77   $10.00
Accumulation Unit Value
 (end of period)............  $11.38   $10.45    $10.48   $10.19   $10.15   $ 9.92    $11.82   $11.47   $11.39   $11.10   $10.77
Number of Units Outstanding
 (in 000s) (end of
 period)....................   2,181   $1,320     2,488    2,275    1,649      592     1,014    1,158    1,276    1,552      571


Accumulation Unit Value
 (beginning of period)......
Accumulation Unit Value
 (end of period)............
Number of Units Outstanding
 (in 000s) (end of
 period)....................


                                         MAINSTAY VP                              MAINSTAY VP
                                    CAPITAL APPRECIATION--                  CAPITAL APPRECIATION--                MAINSTAY VP
                                        SERVICE CLASS                            INITIAL CLASS                  CASH MANAGEMENT
                              ----------------------------------   -----------------------------------------   -----------------
                               2006     2005     2004    2003(B)    2006     2005    2004    2003    2002(A)    2006      2005
                              ------   ------   ------   -------   ------   ------   -----   -----   -------   -------   -------
Accumulation Unit Value
 (beginning of period)......  $12.16   $11.41   $11.14   $10.00    $10.25   $ 9.59   $9.34   $7.46   $10.00    $  1.00   $  0.98
Accumulation Unit Value
 (end of period)............  $12.48   $12.16   $11.41   $11.14    $10.55   $10.25   $9.59   $9.34   $ 7.46    $  1.03   $  1.00
Number of Units Outstanding
 (in 000s) (end of
 period)....................     953      968      926      406       715      839     937     943      396     25,518    18,974


                                      MAINSTAY VP
                                    CASH MANAGEMENT
                              ---------------------------
                               2004      2003     2002(A)
                              -------   -------   -------
Accumulation Unit Value
 (beginning of period)......  $  0.99   $  1.00   $ 1.00
Accumulation Unit Value
 (end of period)............  $  0.98   $  0.99   $ 1.00
Number of Units Outstanding
 (in 000s) (end of
 period)....................   17,751    16,593    4,949


                                                                                                                 MAINSTAY VP
                                                                                                                 CONSERVATIVE
                                         MAINSTAY VP                               MAINSTAY VP                   ALLOCATION--
                                        COMMON STOCK--                           COMMON STOCK--                    SERVICE
                                        SERVICE CLASS                             INITIAL CLASS                     CLASS
                              ----------------------------------   -------------------------------------------   ------------
                               2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)     2006(I)
                              ------   ------   ------   -------   ------   ------   ------   ------   -------   ------------
Accumulation Unit Value
 (beginning of period)......  $13.15   $12.43   $11.40   $10.00    $11.68   $11.00   $10.07   $ 8.08   $10.00       $10.00
Accumulation Unit Value
 (end of period)............  $15.06   $13.15   $12.43   $11.40    $13.41   $11.68   $11.00   $10.07   $ 8.08       $10.58
Number of Units Outstanding
 (in 000s) (end of
 period)....................   1,161    1,063      810      293       730      805      856      870      367          681


                                         MAINSTAY VP
                                        CONVERTIBLE--
                                        SERVICE CLASS
                              ----------------------------------
                               2006     2005     2004    2003(B)
                              ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.96   $11.41   $10.94   $10.00
Accumulation Unit Value
 (end of period)............  $12.98   $11.96   $11.41   $10.94
Number of Units Outstanding
 (in 000s) (end of
 period)....................   2,370    2,141    1,754      644


                                              MAINSTAY VP                              MAINSTAY VP
                                             CONVERTIBLE--                         DEVELOPING GROWTH--
                                             INITIAL CLASS                            SERVICE CLASS
                              -------------------------------------------   ----------------------------------
                               2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)
                              ------   ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $12.28   $11.68   $11.17   $ 9.27   $10.00    $13.31   $12.09   $11.62   $10.00
Accumulation Unit Value
 (end of period)............  $13.36   $12.28   $11.68   $11.17   $ 9.27    $14.74   $13.31   $12.09   $11.62
Number of Units Outstanding
 (in 000s) (end of
 period)....................     881      987    1,087    1,083      396       458      421      357      117

                                              MAINSTAY VP
                                          DEVELOPING GROWTH--
                                             INITIAL CLASS
                              -------------------------------------------
                               2006     2005     2004     2003    2002(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $12.15   $11.00   $10.54   $ 7.72   $10.00
Accumulation Unit Value
 (end of period)............  $13.48   $12.15   $11.00   $10.54   $ 7.72
Number of Units Outstanding
 (in 000s) (end of
 period)....................     115      130      139      132       42


------------------


(a)For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b)For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(f)For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


(i)For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.


                                MAINSTAY VP                 MAINSTAY VP
                              FLOATING RATE--              GOVERNMENT--
                               SERVICE CLASS               SERVICE CLASS
                              ----------------   ---------------------------------
                               2006    2005(F)    2006     2005    2004    2003(B)
                              ------   -------   ------   ------   -----   -------
Accumulation Unit Value
 (beginning of period)......  $10.09   $10.00    $ 9.97   $ 9.91   $9.76   $10.00
Accumulation Unit Value
 (end of period)............  $10.52   $10.09    $10.20   $ 9.97   $9.91   $ 9.76
Number of Units Outstanding
 (in 000s) (end of
 period)....................   3,353    1,052     1,630    1,481   1,136      425

                                                                            MAINSTAY VP
                                                                               GROWTH
                                              MAINSTAY VP                   ALLOCATION--
                                             GOVERNMENT--                     SERVICE
                                             INITIAL CLASS                     CLASS
                              -------------------------------------------   ------------
                               2006     2005     2004     2003    2002(A)     2006(I)
                              ------   ------   ------   ------   -------   ------------
Accumulation Unit Value
 (beginning of period)......  $11.08   $10.98   $10.78   $10.74   $10.00       $10.00
Accumulation Unit Value
 (end of period)............  $11.36   $11.08   $10.98   $10.78   $10.74       $11.07
Number of Units Outstanding
 (in 000s) (end of
 period)....................     893    1,082    1,262    1,641      865          999


                                         MAINSTAY VP                               MAINSTAY VP
                                          HIGH YIELD                               HIGH YIELD
                                       CORPORATE BOND--                         CORPORATE BOND--
                                        SERVICE CLASS                             INITIAL CLASS
                              ----------------------------------   -------------------------------------------
                               2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)
                              ------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $12.86   $12.71   $11.47   $10.00    $14.65   $14.44   $12.99   $ 9.67   $10.00
Accumulation Unit Value
 (end of period)............  $14.17   $12.86   $12.71   $11.47    $16.17   $14.65   $14.44   $12.99   $ 9.67
Number of Units Outstanding
 (in 000s) (end of
 period)....................   8,698    8,052    6,041    2,224     2,142    2,554    2,920    2,759      776


                                         MAINSTAY VP
                                     ICAP SELECT EQUITY--
                                        SERVICE CLASS
                              ----------------------------------
                               2006     2005     2004    2003(B)
                              ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $12.82   $12.37   $11.29   $10.00
Accumulation Unit Value
 (end of period)............  $15.04   $12.82   $12.37   $11.29
Number of Units Outstanding
 (in 000s) (end of
 period)....................     732      563      461      161


                                              MAINSTAY VP                              MAINSTAY VP
                                         ICAP SELECT EQUITY--                       INCOME & GROWTH--
                                             INITIAL CLASS                            SERVICE CLASS
                              -------------------------------------------   ----------------------------------
                               2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)
                              ------   ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.49   $11.06   $10.07   $ 7.99   $10.00    $12.91   $12.53   $11.32   $10.00
Accumulation Unit Value
 (end of period)............  $13.51   $11.49   $11.06   $10.07   $ 7.99    $14.83   $12.91   $12.53   $11.32
Number of Units Outstanding
 (in 000s) (end of
 period)....................     283      272      284      281      101       634      590      410      123

                                              MAINSTAY VP
                                           INCOME & GROWTH--
                                             INITIAL CLASS
                              -------------------------------------------
                               2006     2005     2004     2003    2002(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.85   $11.48   $10.34   $ 8.15   $10.00
Accumulation Unit Value
 (end of period)............  $13.64   $11.85   $11.48   $10.34   $ 8.15
Number of Units Outstanding
 (in 000s) (end of
 period)....................     187      200      214      195       65


                                         MAINSTAY VP                               MAINSTAY VP
                                    INTERNATIONAL EQUITY--                   INTERNATIONAL EQUITY--
                                        SERVICE CLASS                             INITIAL CLASS
                              ----------------------------------   -------------------------------------------
                               2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)
                              ------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $14.21   $13.38   $11.60   $10.00    $13.91   $13.07   $11.30   $ 8.82   $10.00
Accumulation Unit Value
 (end of period)............  $18.35   $14.21   $13.38   $11.60    $18.01   $13.91   $13.07   $11.30   $ 8.82
Number of Units Outstanding
 (in 000s) (end of
 period)....................   2,724    1,829    1,027      246       478      417      351      291       80

                                         MAINSTAY VP
                                      LARGE CAP GROWTH--
                                        SERVICE CLASS
                              ----------------------------------
                               2006     2005     2004    2003(B)
                              ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $10.93   $10.65   $11.09   $10.00
Accumulation Unit Value
 (end of period)............  $11.52   $10.93   $10.65   $11.09
Number of Units Outstanding
 (in 000s) (end of
 period)....................     842      505      480      201


                                                MAINSTAY VP                             MAINSTAY VP
                                            LARGE CAP GROWTH--                        MID CAP CORE--
                                               INITIAL CLASS                           SERVICE CLASS
                             -------------------------------------------------   -------------------------
                              2006      2005       2004       2003     2002(A)    2006     2005    2004(D)
                             ------   --------   --------   --------   -------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)...... $ 9.87    $9.60      $9.97      $7.90     $10.00    $16.05   $14.09   $11.73
Accumulation Unit Value
 (end of period)............ $10.43    $9.87      $9.60      $9.97     $ 7.90    $18.14   $16.05   $14.09
Number of Units Outstanding
 (in 000s) (end of
 period)....................    291      304        364        362        141     1,527    1,220      719

                                     MAINSTAY VP                     MAINSTAY VP
                                  MID CAP GROWTH--                 MID CAP VALUE--
                                    SERVICE CLASS                   SERVICE CLASS
                              -------------------------   ----------------------------------
                               2006     2005    2004(D)    2006     2005     2004    2003(B)
                              ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $16.42   $14.26   $11.83    $13.92   $13.40   $11.59   $10.00
Accumulation Unit Value
 (end of period)............  $17.63   $16.42   $14.26    $15.61   $13.92   $13.40   $11.59
Number of Units Outstanding
 (in 000s) (end of
 period)....................   2,150    1,884    1,224     3,074    2,741    1,580      442


------------------


(a)For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b)For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(d)For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


(f)For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


(i)For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                           MAINSTAY VP
                                                                            MAINSTAY VP      MODERATE
                                                                              MODERATE        GROWTH
                                              MAINSTAY VP                   ALLOCATION--   ALLOCATION--     MAINSTAY VP
                                            MID CAP VALUE--                   SERVICE        SERVICE      S&P 500 INDEX--
                                             INITIAL CLASS                     CLASS          CLASS        SERVICE CLASS
                              -------------------------------------------   ------------   ------------   ---------------
                               2006     2005     2004     2003    2002(A)     2006(I)        2006(I)       2006     2005
                              ------   ------   ------   ------   -------   ------------   ------------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $12.42   $11.92   $10.29   $ 8.09   $10.00       $10.00         $10.00      $12.59   $12.23
Accumulation Unit Value
 (end of period)............  $13.96   $12.42   $11.92   $10.29   $ 8.09       $10.76         $10.97      $14.29   $12.59
Number of Units Outstanding
 (in 000s) (end of
 period)....................   1,021    1,127    1,158    1,114      422        1,962          1,981       4,488    4,057


                                MAINSTAY VP
                              S&P 500 INDEX--
                               SERVICE CLASS
                              ----------------
                               2004    2003(B)
                              ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.26   $10.00
Accumulation Unit Value
 (end of period)............  $12.23   $11.26
Number of Units Outstanding
 (in 000s) (end of
 period)....................   3,132    1,038


                                              MAINSTAY VP                              MAINSTAY VP                 MAINSTAY VP
                                            S&P 500 INDEX--                         SMALL CAP GROWTH--           SMALL CAP GROWTH--
                                             INITIAL CLASS                            SERVICE CLASS               INITIAL CLASS
                              -------------------------------------------   ----------------------------------   ---------------
                               2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)    2006     2005
                              ------   ------   ------   ------   -------   ------   ------   ------   -------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $11.66   $11.29   $10.37   $ 8.20   $10.00    $13.21   $12.91   $12.01   $10.00    $11.45   $11.16
Accumulation Unit Value
 (end of period)............  $13.26   $11.66   $11.29   $10.37   $ 8.20    $13.81   $13.21   $12.91   $12.01    $12.00   $11.45
Number of Units Outstanding
 (in 000s) (end of
 period)....................   1,647    1,826    1,935    1,839      660     1,579    1,524    1,122      353       590      677

                                     MAINSTAY VP
                               SMALL CAP GROWTH--
                                    INITIAL CLASS
                              -------------------------
                               2004     2003    2002(A)
                              ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $10.35   $ 7.41   $10.00
Accumulation Unit Value
 (end of period)............  $11.16   $10.35   $ 7.41
Number of Units Outstanding
 (in 000s) (end of
 period)....................     726      726      243


                                         MAINSTAY VP                               MAINSTAY VP                     MAINSTAY VP
                                        TOTAL RETURN--                           TOTAL RETURN--                      VALUE--
                                        SERVICE CLASS                             INITIAL CLASS                   SERVICE CLASS
                              ----------------------------------   -------------------------------------------   ---------------
                               2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)    2006     2005
                              ------   ------   ------   -------   ------   ------   ------   ------   -------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $11.88   $11.35   $10.86   $10.00    $11.33   $10.79   $10.29   $ 8.73   $10.00    $13.39   $12.82
Accumulation Unit Value
 (end of period)............  $12.79   $11.88   $11.35   $10.86    $12.22   $11.33   $10.79   $10.29   $ 8.73    $15.64   $13.39
Number of Units Outstanding
 (in 000s) (end of
 period)....................     878      842      749      299       526      573      636      647      236     1,753    1,409

                                MAINSTAY VP
                                  VALUE--
                               SERVICE CLASS
                              ----------------
                               2004    2003(B)
                              ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.72   $10.00
Accumulation Unit Value
 (end of period)............  $12.82   $11.72
Number of Units Outstanding
 (in 000s) (end of
 period)....................   1,101      392


                                             MAINSTAY VP                             ALGER AMERICAN
                                               VALUE--                           SMALL CAPITALIZATION--
                                            INITIAL CLASS                            CLASS S SHARES
                              ------------------------------------------   ----------------------------------
                               2006     2005     2004    2003    2002(A)    2006     2005     2004    2003(B)
                              ------   ------   ------   -----   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.06   $10.56   $ 9.63   $7.67   $10.00    $15.95   $13.88   $12.11   $10.00
Accumulation Unit Value
 (end of period)............  $12.95   $11.06   $10.56   $9.63   $ 7.67    $18.82   $15.95   $13.88   $12.11
Number of Units Outstanding
 (in 000s) (end of
 period)....................     967    1,046    1,135   1,147      505     1,003      685      432      132

                                            ALGER AMERICAN
                                        SMALL CAPITALIZATION--
                                            CLASS O SHARES
                              -------------------------------------------
                               2006     2005     2004     2003    2002(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $15.20   $13.20   $11.49   $ 8.19   $10.00
Accumulation Unit Value
 (end of period)............  $17.98   $15.20   $13.20   $11.49   $ 8.19
Number of Units Outstanding
 (in 000s) (end of
 period)....................     202      204      185      175       46


                                                                               COLUMBIA SMALL CAP
                                                                                   VALUE FUND,
                                          CVS CALVERT SOCIAL                    VARIABLE SERIES--
                                          BALANCED PORTFOLIO                         CLASS B
                              -------------------------------------------   -------------------------
                               2006     2005     2004     2003    2002(A)    2006     2005    2004(E)
                              ------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $12.06   $11.58   $10.85   $ 9.23   $10.00    $10.96   $10.54   $10.00
Accumulation Unit Value
 (end of period)............  $12.92   $12.06   $11.58   $10.85   $ 9.23    $12.90   $10.96   $10.54
Number of Units Outstanding
 (in 000s) (end of
 period)....................     451      421      382      210       38       880      495       41


                                          DREYFUS IP
                                     TECHNOLOGY GROWTH--
                                        SERVICE SHARES
                              ----------------------------------
                               2006     2005     2004    2003(B)
                              ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.77   $11.54   $11.68   $10.00
Accumulation Unit Value
 (end of period)............  $12.07   $11.77   $11.54   $11.68
Number of Units Outstanding
 (in 000s) (end of
 period)....................     694      597      512      230


------------------

(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(e) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                              DREYFUS IP                             FIDELITY(R) VIP             FIDELITY(R) VIP
                                          TECHNOLOGY GROWTH--                        CONTRAFUND(R)--             CONTRAFUND(R)--
                                            INITIAL SHARES                           SERVICE CLASS 2              INITIAL CLASS
                              -------------------------------------------   ----------------------------------   ---------------
                               2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)    2006     2005
                              ------   ------   ------   ------   -------   ------   ------   ------   -------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $10.79   $10.55   $10.65   $ 7.16   $10.00    $15.42   $13.41   $11.82   $10.00    $14.33   $12.43
Accumulation Unit Value
 (end of period)............  $11.09   $10.79   $10.55   $10.65   $ 7.16    $16.94   $15.42   $13.41   $11.82    $15.78   $14.33
Number of Units Outstanding
 (in 000s) (end of
 period)....................     170      200      228      207       51     5,137    3,612    2,004      467     1,269    1,259

                                 FIDELITY(R) VIP
                                   CONTRAFUND(R)--
                                    INITIAL CLASS
                              -------------------------
                               2004     2003    2002(A)
                              ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $10.93   $ 8.63   $10.00
Accumulation Unit Value
 (end of period)............  $12.43   $10.93   $ 8.63
Number of Units Outstanding
 (in 000s) (end of
 period)....................   1,149    1,070      425


                                       FIDELITY(R) VIP                           FIDELITY(R) VIP                 FIDELITY(R) VIP
                                       EQUITY-INCOME--                           EQUITY-INCOME--                    MID CAP--
                                       SERVICE CLASS 2                            INITIAL CLASS                  SERVICE CLASS 2
                              ----------------------------------   -------------------------------------------   ---------------
                               2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)    2006     2005
                              ------   ------   ------   -------   ------   ------   ------   ------   -------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $13.09   $12.58   $11.48   $10.00    $12.01   $11.51   $10.47   $ 8.15   $10.00    $16.31   $14.02
Accumulation Unit Value
 (end of period)............  $15.48   $13.09   $12.58   $11.48    $14.23   $12.01   $11.51   $10.47   $ 8.15    $18.07   $16.31
Number of Units Outstanding
 (in 000s) (end of
 period)....................   2,883    2,307    1,542      421       772      782      801      773      270     2,390    1,867

                            FIDELITY(R) VIP
                                 MID CAP--
                            SERVICE CLASS 2
                              ----------------
                               2004    2003(C)
                              ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.41   $10.00
Accumulation Unit Value
 (end of period)............  $14.02   $11.41
Number of Units Outstanding
 (in 000s) (end of
 period)....................   1,020       95


                                         JANUS ASPEN                               JANUS ASPEN
                                      SERIES BALANCED--                         SERIES BALANCED--
                                        SERVICE SHARES                        INSTITUTIONAL SHARES
                              ----------------------------------   -------------------------------------------
                               2006     2005     2004    2003(B)    2006     2005     2004     2003    2002(A)
                              ------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.91   $11.22   $10.51   $10.00    $11.76   $11.05   $10.33   $ 9.19   $10.00
Accumulation Unit Value
 (end of period)............  $12.96   $11.91   $11.22   $10.51    $12.83   $11.76   $11.05   $10.33   $ 9.19
Number of Units Outstanding
 (in 000s) (end of
 period)....................   2,425    2,327    1,869      722     1,523    1,691    1,916    2,032      884

                                         JANUS ASPEN
                                  SERIES WORLDWIDE GROWTH--
                                        SERVICE SHARES
                              ----------------------------------
                               2006     2005     2004    2003(B)
                              ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $12.27   $11.79   $11.44   $10.00
Accumulation Unit Value
 (end of period)............  $14.26   $12.27   $11.79   $11.44
Number of Units Outstanding
 (in 000s) (end of
 period)....................     691      640      515      195


                                             JANUS ASPEN                                MFS(R)
                                      SERIES WORLDWIDE GROWTH--                INVESTORS TRUST SERIES--
                                        INSTITUTIONAL SHARES                        SERVICE CLASS
                              -----------------------------------------   ----------------------------------
                               2006     2005    2004    2003    2002(A)    2006     2005     2004    2003(B)
                              ------   ------   -----   -----   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $10.25   $ 9.83   $9.52   $7.79   $10.00    $12.68   $12.02   $10.97   $10.00
Accumulation Unit Value
 (end of period)............  $11.94   $10.25   $9.83   $9.52   $ 7.79    $14.08   $12.68   $12.02   $10.97
Number of Units Outstanding
 (in 000s) (end of
 period)....................     504      557     612     659      267       148      140       91       43

                                                MFS(R)
                                       INVESTORS TRUST SERIES--
                                            INITIAL CLASS
                              ------------------------------------------
                               2006     2005     2004    2003    2002(A)
                              ------   ------   ------   -----   -------
Accumulation Unit Value
 (beginning of period)......  $11.37   $10.75   $ 9.80   $8.14   $10.00
Accumulation Unit Value
 (end of period)............  $12.67   $11.37   $10.75   $9.80   $ 8.14
Number of Units Outstanding
 (in 000s) (end of
 period)....................     104      113      123     126       57


                                           MFS(R)                                   MFS(R)
                                      RESEARCH SERIES--                        RESEARCH SERIES--
                                        SERVICE CLASS                            INITIAL CLASS
                              ---------------------------------   -------------------------------------------
                               2006     2005     2004     2003     2006     2005     2004     2003    2002(A)
                              ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $12.99   $12.25   $10.75   $10.00   $11.76   $11.07   $ 9.69   $ 7.89   $10.00
Accumulation Unit Value
 (end of period)............  $14.11   $12.99   $12.25   $10.75   $12.80   $11.76   $11.07   $ 9.69   $ 7.89
Number of Units Outstanding
 (in 000s) (end of
 period)....................     184      168      131       43       84       96      102      107       45

                                            MFS(R)
                                      UTILITIES SERIES--
                                        SERVICE CLASS
                              ----------------------------------
                               2006     2005     2004    2003(B)
                              ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $16.85   $14.67   $11.46   $10.00
Accumulation Unit Value
 (end of period)............  $21.75   $16.85   $14.67   $11.46
Number of Units Outstanding
 (in 000s) (end of
 period)....................   2,919    2,044      444        5


------------------

(a) For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                                MFS(R)                             NEUBERGER BERMAN AMT
                                          UTILITIES SERIES--                         MID-CAP GROWTH--
                                             INITIAL CLASS                               CLASS S
                              -------------------------------------------   ----------------------------------
                               2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)
                              ------   ------   ------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $20.16   $17.50   $13.64   $10.18   $10.00    $14.47   $12.95   $11.32   $10.00
Accumulation Unit Value
 (end of period)............  $26.08   $20.16   $17.50   $13.64   $10.18    $16.33   $14.47   $12.95   $11.32
Number of Units Outstanding
 (in 000s) (end of
 period)....................       7        7        8        8        4       317      213      116       24

                                         NEUBERGER BERMAN AMT
                                           MID-CAP GROWTH--
                                                CLASS I
                              -------------------------------------------
                               2006     2005     2004     2003    2002(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $15.71   $14.01   $12.22   $ 9.68   $10.00
Accumulation Unit Value
 (end of period)............  $17.76   $15.71   $14.01   $12.22   $ 9.68
Number of Units Outstanding
 (in 000s) (end of
 period)....................      42       45       48       51       16


                                   ROYCE              ROYCE
                                 MICRO-CAP          SMALL-CAP
                                PORTFOLIO--        PORTFOLIO--
                                 INVESTMENT         INVESTMENT                T. ROWE PRICE
                                   CLASS              CLASS            EQUITY INCOME PORTFOLIO--II
                              ----------------   ----------------   ----------------------------------
                               2006    2005(F)    2006    2005(F)    2006     2005     2004    2003(B)
                              ------   -------   ------   -------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.85   $10.00    $10.98   $10.00    $12.96   $12.68   $11.23   $10.00
Accumulation Unit Value
 (end of period)............  $14.14   $11.85    $12.49   $10.98    $15.16   $12.96   $12.68   $11.23
Number of Units Outstanding
 (in 000s) (end of
 period)....................     821      190       694      284     4,290    3,492    1,941      478


                                             T. ROWE PRICE
                                        EQUITY INCOME PORTFOLIO
                              -------------------------------------------
                               2006     2005     2004     2003    2002(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.79   $11.51   $10.17   $ 8.22   $10.00
Accumulation Unit Value
 (end of period)............  $13.83   $11.79   $11.51   $10.17   $ 8.22
Number of Units Outstanding
 (in 000s) (end of
 period)....................   1,176    1,236    1,154    1,084      420


                                                                                      VAN KAMPEN UIF             VAN KAMPEN UIF
                                                VAN ECK                         EMERGING MARKETS EQUITY--        EMERGING MARKETS--
                                         WORLDWIDE HARD ASSETS                           CLASS II                    CLASS I
                              -------------------------------------------   ----------------------------------   ---------------
                               2006     2005     2004     2003    2002(A)    2006     2005     2004    2003(B)    2006     2005
                              ------   ------   ------   ------   -------   ------   ------   ------   -------   ------   ------
Accumulation Unit Value
 (beginning of period)......  $22.00   $14.71   $12.04   $ 8.42   $10.00    $21.82   $16.55   $13.65   $10.00    $18.60   $14.10
Accumulation Unit Value
 (end of period)............  $26.99   $22.00   $14.71   $12.04   $ 8.42    $29.49   $21.82   $16.55   $13.65    $25.14   $18.60
Number of Units Outstanding
 (in 000s) (end of
 period)....................   1,871    1,242      480      121       39       924      582      287       53       223      203

                                   VAN KAMPEN UIF
                               EMERGING MARKETS--
                                       CLASS I
                              -------------------------
                               2004     2003    2002(A)
                              ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.62   $ 7.88   $10.00
Accumulation Unit Value
 (end of period)............  $14.10   $11.62   $ 7.88
Number of Units Outstanding
 (in 000s) (end of
 period)....................     139      110       58



                                     VICTORY VIF
                                 DIVERSIFIED STOCK--
                                   CLASS A SHARES
                              -------------------------
                               2006     2005    2004(D)
                              ------   ------   -------
Accumulation Unit Value
 (beginning of period)......  $11.68   $10.90   $10.00
Accumulation Unit Value
 (end of period)............  $13.08   $11.68   $10.90
Number of Units Outstanding
 (in 000s) (end of
 period)....................     498      361      147


------------------

(a)For the period May 10, 2002 (commencement of operations in the Separate Account) through December 31, 2002.


(b)For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(d)For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


(f)For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $76.4 billion at the end of 2006. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account has 74 Investment Divisions, 44 of which are currently available under the policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.



     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.


     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary, the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.



     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.



-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Conservative Allocation;
                                 Management LLC                      MainStay VP Growth Allocation;
                                                                     MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation
                                 Subadviser: MacKay Shields LLC      MainStay VP Balanced;
                                 ("MacKay")                          MainStay VP Bond;
                                                                     MainStay VP Capital Appreciation;
                                                                     MainStay VP Cash Management;
                                                                     MainStay VP Common Stock;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Floating Rate;
                                                                     MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth;
                                                                     MainStay VP Mid Cap Value;
                                                                     MainStay VP S&P 500 Index;
                                                                     MainStay VP Small Cap Growth;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: Institutional Capital   MainStay VP ICAP Select Equity
                                 LLC
                                 Subadviser: Winslow Capital         MainStay VP Large Cap Growth
                                 Management Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Company,   Calvert Social Balanced Portfolio
                                 Inc.
                                 Subadvisers(equity portion):
                                 New Amsterdam Partners LLC
                                 SSgA Funds Management, Inc. (No
                                 subadviser on fixed income
                                 portion)
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable          Columbia Management Advisors Inc.   Columbia Small Cap Value Fund, Variable Series
Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                            MFS(R) Research Series;
                                                                     MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management Inc.     Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, Statement of Additional Information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment

Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. In those states where the modified version of the policy is offered, additional premium payments are allowed only during the first Policy Year. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses listed in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit suitable identification information, and at our discretion, may be required to submit financial information.


     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life Plus II Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for other New York Life variable annuities We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.


     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


                                                                    NEW YORK LIFE PREMIUM
                                    NNEWYYORKLLIFEPELITEI            PLUS/PREMIUM PLUS II            NEW YORK LIFE SELECT
                                     VARIABLE ANNUITY(#)             VARIABLE ANNUITY(#)             VARIABLE ANNUITY(#)
Surrender Charge Period                    7 years                         8 years                         3 years
                                 (7%, 7%, 7%, 6%, 6%, 5%, 4%-    (8%, 8%, 8%, 8%, 7%, 6%, 5%,     (8%, 8%, 7%-based on each
                                based on each premium payment      4%-based on each premium         premium payment date)
                                            date)                       payment date)*
DCA Advantage Account                        Yes                             Yes                             Yes
                                    (6-, 12- and 18-month             (6-month account)           (6- and 12-month accounts)
                                          accounts)
Interest Sweep                               Yes                             Yes                             Yes
Premium Credit                                No                             Yes                              No
Fixed Account                                Yes                             Yes                             Yes
                                          - One year                       One year                        One year
                                         - Three year
Reset Death Benefit Guarantee       Annual Reset to age 80          Annual Reset to age 80          Annual Reset to age 80
Annual Death Benefit Reset                   N/A                             N/A                             N/A
Charge
Mortality and Expense Risk and              1.45%                  1.60% for New York Life                  1.85%
Administrative Costs Charge         Based on assets of the               Premium Plus               Based on assets of the
                                 Separate Account. Charge is           Variable Annuity          Separate Account. Charge is
                                reflected in the Accumulation                                   reflected in the Accumulation
                                         Unit Value.               1.75% for New York Life               Unit Value.
                                                                   Premium Plus II Variable
                                                                           Annuity
                                                                    Based on assets of the
                                                                 Separate Account. Charge is
                                                                reflected in the Accumulation
                                                                         Unit Value.
Annual Policy Service Charge                 $30                             $30                             $50
Minimum Cash Value Required to             $50,000                         $100,000                        $100,000
Waive Annual Policy Service
Charge


Surrender Charge Period                    8 years
                                       (8%, 8%, 8%, 7%,
                                 6%, 5%, 4%, 3%-based on each
                                    premium payment date)*
DCA Advantage Account                        Yes
                                      (6-month account)
Interest Sweep                               Yes
Premium Credit                                No
Fixed Account                                Yes
                                           One year
Reset Death Benefit Guarantee    Optional Annual Reset to age
                                              80
Annual Death Benefit Reset        Ages 65 or younger: 0.30%
Charge                               Ages 66 to 75: 0.35%
Mortality and Expense Risk and              1.70%
Administrative Costs Charge       Based on Adjusted Premium
                                   Payments. Charge is not
                                reflected in the Accumulation
                                         Unit Value.
Annual Policy Service Charge                 $30
Minimum Cash Value Required to             $100,000
Waive Annual Policy Service
Charge


    All policies and features may not be available in all jurisdictions.

     *  May be different in certain jurisdictions.


     (#) Each formerly a MainStay Variable Annuity.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions and

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral that are valuable, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:



     - A guaranteed death benefit, as explained in this Prospectus.


     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.


     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under the policy.


     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because you value the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application is sent to Us with your initial premium payment. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with which NYLIAC has entered into an agreement to forward the initial premium payment along with Our "Policy Request" form to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or the bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.

     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also, policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Accounts or the DCA Advantage Plan Accounts you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $500 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. In those states where the modified version of the policy is offered, additional premium payments are allowed only during the first Policy Year. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 unless it is limited by the terms of a particular plan, jurisdiction or unless We agree otherwise. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. If you select a DCA Advantage Plan Account, the minimum amount that must be allocated is $5,000. Withdrawals will not reduce aggregate premium payment amount. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until the NYL Annuity Service Center receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 15 of this Prospectus, and We agree.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or New York Life's Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us. We will set forth this provision in your policy.


     ISSUE AGES


     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the annuitant reaches the age of 85, unless We agree otherwise.


     We can issue Qualified Policies if you are between the ages of 18 and 75 (0 to 75 for Inherited IRAs), unless it is limited by a particular state. We will accept additional premium payments until 12 months after you reach the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.

     TRANSFERS


     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts or the 3-Year Fixed Account. Transfers made from the DCA Advantage Plan

Accounts to the Investment Divisions and the 1-Year Fixed Account are subject to different limitations (see "The DCA Advantage Plan"). Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division to other Investment Divisions or the 1-Year Fixed Account is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "The Fixed Accounts.")

     Money may not be transferred into the 1-Year Fixed Account if a transfer was made out of the 1-Year Fixed Account during the previous six-month period.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Accounts.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "Delay of Payments.") Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund


     - limit the dollar amount, frequency, or number of transfers.



     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer that exceeds an amount that We determine in Our sole discretion, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.


     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the Investment Company Act of 1940, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.


     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

      - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

        (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.


     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

                 a) impeding a portfolio manager's ability to sustain an investment objective;

                 b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                 c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

        (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS


     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. To authorize other individuals to have access to your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the NYL Annuity Service Center a Telephone/Web Authorization Form completed in a form acceptable to Us to one of the addresses listed in Question 15 of this Prospectus. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.


     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts.") We do not count transfers under the Dollar Cost Averaging Programs as part of your 12 free transfers each Policy Year.



     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the

MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
-------------------------------------------------------------------------
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make dollar cost averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process transfers under Our Traditional Dollar Cost Averaging option, NYL Annuity Service Center must have received a completed Traditional Dollar Cost Averaging request form, or have received a request by telephone (See "Procedures for Telephone/Web Transactions") no later than five Business Days prior to the date the transfers are to begin. All completed Traditional Dollar Cost Averaging request forms must be sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus.



     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option. Facsimile requests will not be accepted or processed.


     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account, you must send a completed DCA Advantage Account request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus.


     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account. You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account(s). For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2007 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2007, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2007 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the 12-month period has expired, the Plan will be reactivated for a new 12-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at NYL Annuity Service Center.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment

Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.



     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus (see "Procedures for Telephone/Web Transactions"). Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. NYL Annuity Service Center must receive a completed Interest Sweep request form at least five Business days prior to the date the transfers are scheduled to begin. If NYL Annuity Service Center does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).



     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.



     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone (see "Procedures for Telephone/Web Transactions"). Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, the DCA Advantage Plan Accounts or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan.") We will allocate the initial premium payment to the Allocation Alternatives and/or DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or DCA Advantage Plan Accounts at the close of the Business Day on which they are received at NYL Annuity Service Center.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Accounts" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRAs, Roth IRAs, Inherited IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). The first two riders described below provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider and Enhanced Beneficiary Benefit ("EBB") Rider, each at an additional cost. If you elect the EBB Rider and your spouse is the sole primary beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider, at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the owner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home or is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% Internal Revenue Service ("IRS") penalty. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The owner is no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider. This rider is in effect in all jurisdictions where approved.

     (b) Unemployment Benefit Rider


     For all IRA, Roth IRA, Inherited IRA and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)


     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the Policy is in force, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.


     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.


     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us at the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment".) The cancellation of the rider will be effective as of the date either We or the Registered Representative receive your cancellation request.


     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation

Value is allocated to the Fixed Accounts. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "Charges and Deductions--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              Age of Oldest Owner                                   Range of
                 or Annuitant                                Applicable Percentages
              -------------------                            ----------------------
70 or younger                                    Not less than 40% nor greater than 60%
71 to 75 inclusive                               Not less than 20% nor greater than 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy (see "The Policies--Riders--Enhanced Spousal Continuance Rider"), 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "The Policies--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed in "The Policies--Riders--Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated (Accumulation Value - Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs and policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth Payment Year, 4% in the seventh Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


          (a) on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary; or (iii) the Accumulation Value less accumulated premium payments, all less any prior surrender charge free withdrawals during the Policy Year;


          (b) if NYLIAC cancels the policy;

          (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

          (g) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code. (This amount will, however, count against the first exception described above.)

     OTHER CHARGES

     (a) Separate Account Charge


     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administrative services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.


     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Investment Protection Plan Rider Charge (optional)

     If you selected the Investment Protection Plan Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment* (optional)


If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, we will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your cancellation request. (See "Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.



     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the guaranteed amount. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (e) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider (in jurisdictions where available), we will deduct a charge on each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this Rider. This charge will not change once your policy is issued.

     (f) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one policy year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging programs, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a

---------------

* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this prospectus.

group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administrative, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies, or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES


     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.


     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone/Web Transactions.") Facsimile requests will not be accepted or processed. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the NYL Annuity Service Center receives the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charges, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any taxes and surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Accounts from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to one of the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Accounts--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and SEP IRAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years (except for those states that offer the modified version of the policy), and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request a change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date the NYL Annuity Service Center receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greatest of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:

(a)  Accumulation Value:                =  $175,000
(b)  Premium payments less any          =  $180,000 ($200,000 - $20,000); or
     partial withdrawals:
(c)  Reset value -- the greater of:        a) Current Accumulation Value -- $175,000; and
                                           b) Last Reset Value, plus premiums, less
                                              withdrawals. That is:
                                           $220,000 + $0 - (($20,000/$250,000) X $220,000)
                                        =  $220,000 - (0.08 X $220,000)
                                        =  $220,000 - $17,600
                                        =  $202,400

In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals, surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     We will make any distribution or application of policy proceeds within 7 days after the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "Delay of Payments.")


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may NOT change the option chosen. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship


     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Account under the policy within seven days of the date the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 15 of this Prospectus.


Situations where payment may be delayed:


          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:


             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


          2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.


          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.


     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "Policy Application and Premium Payments."

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     Under Code Section 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code).


     Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loans taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph, or for determining whether any plan or loan is subject to and/or complies with ERISA. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro rata basis to the 1-Year Fixed Account so that the 1-Year Fixed Accumulation Value equals 125% (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.



     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed

Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.



     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.


     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Accounts to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Accounts to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS


     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Accounts or the DCA Advantage Plan Accounts. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate, as stated on the Policy Data Page, to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the Traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.


     You must make transfer requests either in writing in a form acceptable to Us and sent to the NYL Annuity Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") Facsimile requests will not be accepted or processed.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Accounts, a DCA Advantage Plan Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts," equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the annual effective rate as stated on the Policy Data Page. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.


     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or ("SEP"). Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity", or "Roth IRA". Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.


     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all New York Life variable annuities during 2006 to such broker-dealers under such arrangements was .048% of premium received on all New York Life variable annuities, equivalent to $4.80 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of New York Life variable annuities by such firms.


     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.


     The total commission paid for New York Life Plus II policies during the fiscal years ended December 31, 2006, 2005 and 2004 were $134,158, $242,746 and $541,488, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.


     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of Policies....................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1


 How to obtain a New York Life Plus II Variable Annuity Statement of Additional
                                  Information.


               Call (800) 762-6212 or send this request form to:

                             NYL Annuity Service Center
                             2400 Reliable Parkway
                             Chicago, IL 60686

--------------------------------------------------------------------------------


Please send me a New York Life Plus II Variable Annuity Statement of Additional
                         Information dated May 1, 2007:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2007

                                      FOR

                     NEW YORK LIFE PLUS II VARIABLE ANNUITY


                  (FORMERLY MAINSTAY PLUS II VARIABLE ANNUITY)

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Plus II Variable Annuity Prospectus dated May 1, 2007. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current New York Life Plus II Variable Annuity Prospectus.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal to 1.45% (annualized) of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner(s) or Annuitant's lifetime, you must send a duly executed instrument of assignment to the NYL Annuity Service Center at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO

SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2006 and 2005, and the consolidated statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2006 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2006 and the statement of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as
                                             AmSouth Premium Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $170,468,864      $252,965,606      $183,825,609
  Dividends due and accrued.................................             --                --           736,487
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (98,791)         (244,561)          522,536

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        591,587           859,718           643,956
    Administrative charges..................................         52,064            97,846            50,321
                                                               ------------      ------------      ------------
      Total net assets......................................   $169,726,422      $251,763,481      $184,390,355
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $116,352,919      $226,445,200      $ 94,108,942
    Series II Policies......................................        958,508           343,830         5,265,044
    Series III Policies.....................................     40,199,551        17,424,767        44,139,254
    Series IV Policies......................................     11,975,872         7,542,251        26,243,033
    Series V Policies.......................................        239,572             7,433         3,113,425
    Series VI Policies......................................             --                --        11,520,657
                                                               ------------      ------------      ------------
      Total net assets......................................   $169,726,422      $251,763,481      $184,390,355
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      16.64      $      18.38      $       1.31
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      13.46      $       6.87      $       1.08
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      13.17      $       6.26      $       1.06
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.82      $      10.55      $       1.03
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      11.36      $      12.80      $       1.01
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $       1.02
                                                               ============      ============      ============
Identified Cost of Investment...............................   $171,149,873      $286,525,697      $183,828,501
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &
        STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $260,391,501      $176,772,029      $ 22,737,508      $125,950,422      $620,485,068      $ 53,919,463      $ 50,086,396
               --                --                --                --                --                --                --
         (343,699)          (77,801)            4,550           (36,560)         (373,097)          (23,524)          (53,361)

          897,480           623,646            84,500           439,902         2,125,903           188,636           180,464
           94,898            59,557             7,039            37,989           206,111            16,404            17,292
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $259,055,424      $176,011,025      $ 22,650,519      $125,435,971      $617,779,957      $ 53,690,899      $ 49,835,279
     ============      ============      ============      ============      ============      ============      ============
     $217,728,935      $129,667,033      $ 14,757,366      $ 82,614,488      $475,317,917      $ 36,094,689      $ 37,675,724
          683,512         1,254,362           177,527           720,595         3,735,707           306,019           176,706
       30,738,834        32,849,978         6,162,570        31,736,492       103,150,326        13,419,005         9,404,290
        9,782,922        11,775,266         1,544,140        10,147,406        34,661,589         3,829,437         2,554,421
          121,221           464,386             8,916           216,990           914,418            41,749            24,138
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $259,055,424      $176,011,025      $ 22,650,519      $125,435,971      $617,779,957      $ 53,690,899      $ 49,835,279
     ============      ============      ============      ============      ============      ============      ============
     $      27.11      $      20.13      $      10.62      $      16.02      $      25.46      $      13.68      $      13.31
     ============      ============      ============      ============      ============      ============      ============
     $       9.43      $      11.33      $      10.13      $      12.69      $      16.07      $      12.62      $      10.96
     ============      ============      ============      ============      ============      ============      ============
     $       9.47      $      10.83      $      10.17      $      12.53      $      15.77      $      12.44      $      10.74
     ============      ============      ============      ============      ============      ============      ============
     $      13.41      $      13.36      $      13.48      $      11.36      $      16.17      $      13.51      $      13.64
     ============      ============      ============      ============      ============      ============      ============
     $      14.96      $      14.70      $      16.59      $      10.96      $      16.91      $      17.60      $      14.90
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $231,003,694      $144,304,674      $ 17,491,216      $127,477,512      $532,103,461      $ 39,672,277      $ 38,766,490
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $133,085,026      $ 70,854,752      $ 76,404,290
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        105,537            (7,330)          (27,659)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        455,797           244,845           275,556
    Administrative charges..................................         40,938            25,024            23,148
                                                               ------------      ------------      ------------
      Total net assets......................................   $132,693,828      $ 70,577,553      $ 76,077,927
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 90,946,653      $ 56,352,729      $ 48,129,901
    Series II Policies......................................      1,181,756           338,722           468,047
    Series III Policies.....................................     30,076,264        10,746,308        20,398,670
    Series IV Policies......................................      8,630,714         3,038,675         7,055,344
    Series V Policies.......................................      1,858,441           101,119            25,965
    Series VI Policies......................................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $132,693,828      $ 70,577,553      $ 76,077,927
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      24.94      $      13.04      $      16.74
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      15.16      $       7.27      $      17.98
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      15.18      $       6.19      $      17.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      18.01      $      10.43      $      16.95
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      19.67      $      12.49      $      19.86
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 94,645,334      $ 74,002,911      $ 58,667,492
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $ 96,871,523      $148,468,001      $522,958,448      $ 55,681,562      $180,146,853      $243,127,208       $ 87,014,825
               --                --                --                --                --                --                 --
          (46,366)           (6,071)         (531,343)          (35,332)         (269,446)         (151,953)          (105,480)

          356,045           527,543         1,817,154           201,908           611,645           841,466            315,378
           31,288            43,349           186,658            17,311            66,396            80,486             31,420
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $ 96,437,824      $147,891,038      $520,423,293      $ 55,427,011      $179,199,366      $242,053,303       $ 86,562,547
     ============      ============      ============      ============      ============      ============       ============
     $ 63,406,559      $ 90,426,517      $425,316,172      $ 33,405,033      $155,309,680      $183,428,950       $ 67,920,768
          364,580           614,144         1,127,727           167,152           364,814           728,996            409,547
       23,626,457        42,391,808        71,941,964        14,716,876        17,052,972        45,206,277         14,486,687
        9,021,126        14,246,650        21,845,980         7,081,330         6,426,034        12,558,501          3,657,689
           19,102           211,919           191,450            56,620            45,866           130,579             87,856
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $ 96,437,824      $147,891,038      $520,423,293      $ 55,427,011      $179,199,366      $242,053,303       $ 86,562,547
     ============      ============      ============      ============      ============      ============       ============
     $      13.75      $      14.31      $      26.58      $      11.16      $      20.23      $      24.56       $      13.53
     ============      ============      ============      ============      ============      ============       ============
     $      17.49      $      14.14      $      10.04      $      11.40      $       9.27      $      14.28       $       9.44
     ============      ============      ============      ============      ============      ============       ============
     $      13.93      $      14.36      $       9.75      $      11.04      $       8.87      $      13.63       $       8.74
     ============      ============      ============      ============      ============      ============       ============
     $      15.02      $      13.96      $      13.26      $      12.00      $      12.22      $      12.95       $      17.98
     ============      ============      ============      ============      ============      ============       ============
     $      21.51      $      13.91      $      15.66      $      13.23      $      13.69      $      13.87       $      20.91
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 70,000,202      $112,247,241      $463,017,993      $ 43,284,353      $178,835,790      $182,743,213       $ 51,116,380
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                                 DREYFUS IP
                                                              CALVERT SOCIAL     TECHNOLOGY     FIDELITY(R) VIP
                                                                 BALANCED         GROWTH--      CONTRAFUND(R)--
                                                                PORTFOLIO      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 45,404,855     $ 19,384,127     $415,442,928
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (28,810)          (3,700)        (407,508)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,904           67,630        1,449,401
    Administrative charges..................................         13,735            5,574          146,225
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 45,198,406     $ 19,307,223     $413,439,794
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 25,281,076     $ 11,722,587     $328,808,036
    Series II Policies......................................        212,914          223,819        1,815,586
    Series III Policies.....................................     10,059,582        5,428,054       62,163,103
    Series IV Policies......................................      5,824,050        1,884,510       20,024,796
    Series V Policies.......................................        866,535           48,253          628,273
    Series VI Policies......................................      2,954,249               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 45,198,406     $ 19,307,223     $413,439,794
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      19.96     $       9.12     $      26.67
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      10.35     $      11.08     $      13.95
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      10.03     $       9.21     $      13.39
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.92     $      11.09     $      15.78
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.90     $      14.58     $      18.54
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      12.74     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 40,772,951     $ 17,763,069     $322,742,596
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $233,516,325      $464,220,344      $196,479,381      $ 26,603,238      $ 32,316,468       $  5,355,761      $  7,105,171
               --                --                --                --                --                 --                --
         (290,037)         (347,870)         (239,244)           (1,734)          (47,187)              (603)           14,528

          811,567         1,600,889           675,884            94,164           114,487             21,143            27,195
           77,761           166,493            76,553             8,622            11,318                966             1,666
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $232,336,960      $462,105,092      $195,487,700      $ 26,498,718      $ 32,143,476       $  5,333,049      $  7,090,838
     ============      ============      ============      ============      ============       ============      ============
     $176,652,309      $378,517,421      $173,488,936      $ 19,437,096      $ 25,440,147       $  2,034,968      $  3,194,828
          934,395         1,377,294           690,815           322,069           238,293             57,947            43,851
       43,300,969        62,239,155        15,212,924         5,335,455         5,379,014          3,029,586         3,033,953
       10,984,285        19,556,941         6,014,337         1,333,823         1,079,238            169,652           743,300
          465,002           414,281            80,688            70,275             6,784             40,896            74,906
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $232,336,960      $462,105,092      $195,487,700      $ 26,498,718      $ 32,143,476       $  5,333,049      $  7,090,838
     ============      ============      ============      ============      ============       ============      ============
     $      21.86      $      23.85      $      18.48      $      11.03      $      11.69       $      17.25      $      12.35
     ============      ============      ============      ============      ============       ============      ============
     $      14.17      $      12.31      $       7.84      $       9.73      $       8.25       $      20.24      $      12.68
     ============      ============      ============      ============      ============       ============      ============
     $      13.93      $      11.57      $       7.19      $       9.56      $       7.89       $      16.15      $      12.74
     ============      ============      ============      ============      ============       ============      ============
     $      14.23      $      12.83      $      11.94      $      12.67      $      12.80       $      26.08      $      17.76
     ============      ============      ============      ============      ============       ============      ============
     $      14.15      $      13.15      $      15.03      $      15.90      $      15.43       $      23.09      $      17.00
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $202,613,895      $393,210,564      $223,154,243      $ 21,194,237      $ 26,376,795       $  4,064,155      $  5,163,701
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                           ROYCE              ROYCE
                                                         MICRO-CAP          SMALL-CAP        T. ROWE PRICE
                                                        PORTFOLIO--        PORTFOLIO--       EQUITY INCOME
                                                      INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                                                      ------------------------------------------------------
ASSETS:
  Investment at net asset value.....................    $ 45,555,414       $ 33,261,374       $228,093,738
  Dividends due and accrued.........................              --                 --                 --
  Net receivable (payable) to New York Life
    Insurance and Annuity Corporation...............         141,802             17,269            (23,537)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges..............         160,855            119,945            812,426
    Administrative charges..........................          11,024              8,528             68,795
                                                        ------------       ------------       ------------
      Total net assets..............................    $ 45,525,337       $ 33,150,170       $227,188,980
                                                        ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies...............................    $ 15,285,309       $ 11,549,983       $149,809,718
    Series II Policies..............................         642,493            644,840          1,548,241
    Series III Policies.............................      10,363,816          6,937,785         59,049,411
    Series IV Policies..............................      11,635,566          8,686,759         16,286,458
    Series V Policies...............................         462,019            311,483            495,152
    Series VI Policies..............................       7,136,134          5,019,320                 --
                                                        ------------       ------------       ------------
      Total net assets..............................    $ 45,525,337       $ 33,150,170       $227,188,980
                                                        ============       ============       ============
    Series I variable accumulation unit value.......    $      14.51       $      12.72       $      16.69
                                                        ============       ============       ============
    Series II variable accumulation unit value......    $      14.62       $      12.01       $      15.86
                                                        ============       ============       ============
    Series III variable accumulation unit value.....    $      14.34       $      12.30       $      15.51
                                                        ============       ============       ============
    Series IV variable accumulation unit value......    $      14.14       $      12.49       $      13.83
                                                        ============       ============       ============
    Series V variable accumulation unit value.......    $      13.87       $      11.86       $      13.92
                                                        ============       ============       ============
    Series VI variable accumulation unit value......    $      14.26       $      12.35       $         --
                                                        ============       ============       ============
Identified Cost of Investment.......................    $ 44,094,039       $ 31,583,990       $180,909,894
                                                        ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $268,023,882     $105,062,109
              --               --
         219,902           70,996

       1,039,704          369,249
          64,988           34,869
    ------------     ------------
    $267,139,092     $104,728,987
    ============     ============
    $ 94,178,999     $ 77,263,779
       3,245,464          830,439
      77,459,705       20,871,623
      50,507,988        5,611,855
       2,737,961          151,291
      39,008,975               --
    ------------     ------------
    $267,139,092     $104,728,987
    ============     ============
    $      28.55     $      22.66
    ============     ============
    $      28.20     $      16.30
    ============     ============
    $      28.54     $      18.90
    ============     ============
    $      26.99     $      25.14
    ============     ============
    $      33.76     $      31.97
    ============     ============
    $      29.80     $         --
    ============     ============
    $201,254,611     $ 60,120,370
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $129,548,539      $ 83,824,231      $ 51,693,442
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         38,231            32,365             2,504

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        471,988           312,098           201,977
    Administrative charges..................................         30,594            18,156            10,456
                                                               ------------      ------------      ------------
      Total net assets......................................   $129,084,188      $ 83,526,342      $ 51,483,513
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 41,110,323      $ 13,611,209      $ 10,743,509
    Series II Policies......................................      3,074,263           858,093           207,886
    Series III Policies.....................................     29,962,503        24,795,064        16,849,673
    Series IV Policies......................................     24,827,383        26,094,277        11,895,656
    Series V Policies.......................................      2,053,701         2,662,162           553,416
    Series VI Policies......................................     22,363,540        15,505,537        11,233,373
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,692,475                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $129,084,188      $ 83,526,342      $ 51,483,513
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.38      $      10.49      $      12.51
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.32      $      10.33      $      11.26
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.35      $      10.42      $      12.56
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.38      $      10.48      $      12.48
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      11.34      $      10.26      $      12.14
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      11.32      $      10.36      $      12.35
                                                               ============      ============      ============
Identified Cost of Investment...............................   $121,983,631      $ 83,316,422      $ 45,084,672
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP       GROWTH
       STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--    ALLOCATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    -------------------------------------------------------------------------------------------------------------
    $ 54,134,737    $ 45,463,637    $ 98,970,101    $ 23,418,109    $179,584,896    $ 55,777,559    $ 41,346,829
              --         558,817              --              --         951,575              --         501,008
          74,728         182,830         (37,694)           (811)         40,103          43,026         370,546

         201,679         146,258         378,840          93,399         635,182         206,672         130,907
          12,009           9,216          21,502           5,398          41,055          12,361          11,009
    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $ 53,995,777    $ 46,049,810    $ 98,532,065    $ 23,318,501    $179,900,337    $ 55,601,552    $ 42,076,467
    ============    ============    ============    ============    ============    ============    ============
    $  9,996,844    $ 16,962,861    $ 16,276,834    $  4,674,602    $ 42,470,860    $ 10,263,951    $ 16,644,636
         384,019       1,967,274       1,298,115         151,495       8,413,600         436,478         570,740
      15,284,350       9,792,699      28,650,538       7,058,139      41,203,523      17,077,529       7,010,316
      17,491,109       7,239,271      30,764,587       6,753,249      35,264,770      16,645,998      11,086,374
         448,941         962,348       1,828,746         266,409       3,440,792       1,626,330         686,338
      10,390,514       8,858,766      19,713,245       4,414,607      25,233,843       9,551,266       5,801,084
              --         266,591              --              --      23,872,949              --         276,979
    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $ 53,995,777    $ 46,049,810    $ 98,532,065    $ 23,318,501    $179,900,337    $ 55,601,552    $ 42,076,467
    ============    ============    ============    ============    ============    ============    ============
    $      15.09    $      10.66    $      13.07    $      14.78    $      10.52    $      10.21    $      11.08
    ============    ============    ============    ============    ============    ============    ============
    $      12.05    $      10.62    $      11.47    $      12.17    $      10.56    $      10.28    $      10.73
    ============    ============    ============    ============    ============    ============    ============
    $      14.91    $      10.65    $      13.03    $      14.49    $      10.49    $      10.09    $      10.85
    ============    ============    ============    ============    ============    ============    ============
    $      15.06    $      10.58    $      12.98    $      14.74    $      10.52    $      10.20    $      11.07
    ============    ============    ============    ============    ============    ============    ============
    $      14.78    $      10.59    $      12.80    $      14.31    $      10.64    $      10.06    $      10.77
    ============    ============    ============    ============    ============    ============    ============
    $      14.90    $      10.54    $      12.76    $      14.80    $      10.52    $      10.08    $      10.76
    ============    ============    ============    ============    ============    ============    ============
    $ 45,031,047    $ 43,634,009    $ 87,297,890    $ 19,526,970    $180,095,001    $ 55,407,114    $ 38,769,502
    ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE        ICAP SELECT        INCOME &
                                                                  BOND--           EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $425,052,335      $ 36,147,933      $ 34,059,304
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        678,225            57,820             3,884

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................      1,580,663           128,633           133,049
    Administrative charges..................................         87,269             7,546             6,922
                                                               ------------      ------------      ------------
      Total net assets......................................   $424,062,628      $ 36,069,574      $ 33,923,217
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 65,778,370      $  6,252,328      $  5,402,336
    Series II Policies......................................      6,350,769           326,841           613,192
    Series III Policies.....................................    134,191,068         9,829,755         9,524,200
    Series IV Policies......................................    123,311,471        11,037,856         9,406,357
    Series V Policies.......................................     12,882,570           961,622           826,335
    Series VI Policies......................................     81,548,380         7,661,172         8,150,797
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $424,062,628      $ 36,069,574      $ 33,923,217
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      14.12      $      15.10      $      14.53
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.32      $      12.33      $      11.97
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      13.95      $      14.97      $      14.84
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      14.17      $      15.04      $      14.83
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      13.87      $      14.75      $      14.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      13.94      $      14.89      $      14.59
                                                               ============      ============      ============
Identified Cost of Investment...............................   $399,478,593      $ 29,959,106      $ 28,609,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                                  MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $162,892,028      $ 30,501,585      $101,196,609      $128,018,592      $154,591,870      $ 92,576,293      $101,762,543
               --                --                --                --                --         1,061,106         1,314,202
          244,706            31,101            52,466           (48,907)          139,150           171,122           862,804

          603,053           112,724           391,099           509,339           584,801           308,765           331,727
           33,204             6,440            21,057            28,640            32,312            19,835            22,511
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $162,500,477      $ 30,413,522      $100,836,919      $127,431,706      $154,113,907      $ 93,479,921      $103,585,311
     ============      ============      ============      ============      ============      ============      ============
     $ 24,928,234      $  4,850,551      $ 18,032,140      $ 23,981,933      $ 24,728,898      $ 29,943,043      $ 35,072,976
        2,397,131           295,445           972,683           947,009         1,287,644         2,332,230         3,820,478
       44,302,442         8,805,347        27,463,626        35,786,160        47,112,237        21,672,450        24,900,009
       50,012,885         9,704,037        27,703,616        37,891,942        48,021,913        21,125,301        21,831,992
        2,996,217           612,725         2,091,823         1,581,253         2,263,537         1,826,889         1,782,144
       37,863,568         6,145,417        24,573,031        27,243,409        30,699,678        16,309,173        15,901,939
               --                --                --                --                --           270,835           275,773
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $162,500,477      $ 30,413,522      $100,836,919      $127,431,706      $154,113,907      $ 93,479,921      $103,585,311
     ============      ============      ============      ============      ============      ============      ============
     $      18.59      $      11.56      $      18.28      $      18.02      $      15.64      $      10.83      $      11.03
     ============      ============      ============      ============      ============      ============      ============
     $      13.95      $      11.92      $      13.09      $      12.64      $      11.97      $      10.68      $      10.82
     ============      ============      ============      ============      ============      ============      ============
     $      18.18      $      11.46      $      18.04      $      17.54      $      15.71      $      10.69      $      10.85
     ============      ============      ============      ============      ============      ============      ============
     $      18.35      $      11.52      $      18.14      $      17.63      $      15.61      $      10.76      $      10.97
     ============      ============      ============      ============      ============      ============      ============
     $      17.63      $      11.05      $      18.00      $      17.10      $      15.31      $      10.70      $      10.67
     ============      ============      ============      ============      ============      ============      ============
     $      17.83      $      11.39      $      17.84      $      17.80      $      15.44      $      10.68      $      10.85
     ============      ============      ============      ============      ============      ============      ============
     $127,462,757      $ 27,918,896      $ 86,698,084      $104,703,806      $134,543,596      $ 87,814,126      $ 95,967,641
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP        MAINSTAY VP
                                                                  INDEX--          GROWTH--       TOTAL RETURN--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $224,842,978      $ 71,183,829      $ 47,440,867
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         47,179            21,340            (9,747)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        852,591           275,898           180,109
    Administrative charges..................................         49,819            16,820             9,376
                                                               ------------      ------------      ------------
      Total net assets......................................   $223,987,747      $ 70,912,451      $ 47,241,635
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 43,645,075      $ 14,782,833      $  9,122,451
    Series II Policies......................................      1,502,342           358,681           161,355
    Series III Policies.....................................     70,399,211        20,801,329        17,199,539
    Series IV Policies......................................     64,144,785        21,824,294        11,226,312
    Series V Policies.......................................      4,013,038           834,802           683,992
    Series VI Policies......................................     40,283,296        12,310,512         8,847,986
                                                               ------------      ------------      ------------
      Total net assets......................................   $223,987,747      $ 70,912,451      $ 47,241,635
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      14.32      $      14.10      $      12.66
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.96      $      10.99      $      11.37
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      14.16      $      14.11      $      12.57
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      14.29      $      13.81      $      12.79
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      14.10      $      13.31      $      12.31
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      14.14      $      13.92      $      12.33
                                                               ============      ============      ============
Identified Cost of Investment...............................   $184,200,185      $ 63,141,137      $ 41,984,838
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                         COLUMBIA SMALL
                       ALGER AMERICAN       CAP VALUE        DREYFUS IP                        FIDELITY(R) VIP
      MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--
     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     $ 99,490,654       $ 56,520,836      $ 51,073,459      $ 25,097,459      $261,509,009      $155,763,508      $192,186,453
               --                 --                --                --                --                --                --
           82,958             34,157            33,248             3,506           123,347           174,030            34,672

          372,973            217,877           181,285            89,848           976,330           583,137           713,390
           19,411             13,537            11,883             6,136            60,000            34,281            49,192
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $ 99,181,228       $ 56,323,579      $ 50,913,539      $ 25,004,981      $260,596,026      $155,320,120      $191,458,543
     ============       ============      ============      ============      ============      ============      ============
     $ 17,300,802       $ 10,696,737      $ 16,551,585      $  5,802,075      $ 45,284,951      $ 28,155,895      $ 68,477,093
          868,160            403,507         1,030,272           100,206         3,332,263         2,651,084         1,614,986
       30,643,333         14,725,217        11,725,377         6,935,644        65,402,144        41,670,004        46,256,464
       27,446,316         18,893,129        11,378,601         8,383,973        87,036,446        44,641,210        43,211,888
          988,602            630,297           727,367           279,821         6,011,833         5,222,117         2,663,620
       21,934,015         10,974,692         9,500,337         3,503,262        53,528,389        32,979,810        29,234,492
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $ 99,181,228       $ 56,323,579      $ 50,913,539      $ 25,004,981      $260,596,026      $155,320,120      $191,458,543
     ============       ============      ============      ============      ============      ============      ============
     $      15.44       $      18.93      $      12.99      $      12.18      $      16.78      $      15.57      $      17.87
     ============       ============      ============      ============      ============      ============      ============
     $      12.44       $      14.09      $      12.52      $      11.27      $      12.93      $      12.47      $      16.05
     ============       ============      ============      ============      ============      ============      ============
     $      15.27       $      18.80      $      12.89      $      12.01      $      16.53      $      15.27      $      17.70
     ============       ============      ============      ============      ============      ============      ============
     $      15.64       $      18.82      $      12.90      $      12.07      $      16.94      $      15.48      $      18.07
     ============       ============      ============      ============      ============      ============      ============
     $      15.15       $      18.37      $      12.77      $      11.88      $      16.25      $      15.38      $      16.84
     ============       ============      ============      ============      ============      ============      ============
     $      15.25       $      18.71      $      12.81      $      11.93      $      16.32      $      15.29      $      17.93
     ============       ============      ============      ============      ============      ============      ============
     $ 81,817,195       $ 44,335,915      $ 45,955,914      $ 22,961,700      $232,596,432      $145,156,696      $168,859,070
     ============       ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                                JANUS ASPEN
                                                               JANUS ASPEN         SERIES           MFS(R)
                                                                  SERIES         WORLDWIDE        INVESTORS
                                                                BALANCED--        GROWTH--      TRUST SERIES--
                                                              SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $101,619,461     $ 31,685,860     $  6,808,588
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         13,190            6,100            1,832

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        382,521          119,806           25,376
    Administrative charges..................................         23,249            7,748            1,585
                                                               ------------     ------------     ------------
      Total net assets......................................   $101,226,881     $ 31,564,406     $  6,783,459
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 18,394,061     $  6,854,819     $  1,400,250
    Series II Policies......................................        994,924          175,964           72,319
    Series III Policies.....................................     29,255,091        8,970,504        1,715,144
    Series IV Policies......................................     31,423,991        9,857,927        2,085,586
    Series V Policies.......................................      2,958,468          575,588          143,130
    Series VI Policies......................................     18,200,346        5,129,604        1,367,030
                                                               ------------     ------------     ------------
      Total net assets......................................   $101,226,881     $ 31,564,406     $  6,783,459
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      12.98     $      14.38     $      13.96
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      11.79     $      12.11     $      11.90
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.97     $      14.20     $      13.97
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.96     $      14.26     $      14.08
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.79     $      13.92     $      13.85
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      12.83     $      13.87     $      13.83
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 88,126,499     $ 25,868,811     $  5,820,082
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                          NEUBERGER                         VAN KAMPEN
        MFS(R)                            BERMAN AMT                       UIF EMERGING     VICTORY VIF
       RESEARCH      MFS(R) UTILITIES      MID-CAP       T. ROWE PRICE       MARKETS        DIVERSIFIED
       SERIES--          SERIES--          GROWTH--      EQUITY INCOME       EQUITY--         STOCK--
    SERVICE CLASS     SERVICE CLASS        CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    -----------------------------------------------------------------------------------------------------
     $  8,873,481      $323,361,399      $ 18,481,832     $195,202,373     $ 90,650,238     $ 22,939,579
               --                --                --               --               --               --
           (3,648)          460,652             3,606          121,002          253,411           14,032

           33,253         1,189,560            70,763          735,292          343,185           83,250
            2,017            76,877             4,756           43,909           19,115            6,204
     ------------      ------------      ------------     ------------     ------------     ------------
     $  8,834,563      $322,555,614      $ 18,409,919     $194,544,174     $ 90,541,349     $ 22,864,157
     ============      ============      ============     ============     ============     ============
     $  1,885,646      $113,299,136      $  5,495,586     $ 28,872,895     $ 15,653,350     $  7,788,689
           45,081         4,987,338            82,792        2,249,768          881,525          406,577
        2,281,563        77,235,438         4,127,556       49,082,240       23,362,430        3,751,059
        2,601,793        63,579,398         5,184,325       65,051,659       27,319,513        6,514,320
          106,699         4,821,124           335,418        6,701,676          949,240          605,099
        1,913,781        58,633,180         3,184,242       42,585,936       22,375,291        3,798,413
     ------------      ------------      ------------     ------------     ------------     ------------
     $  8,834,563      $322,555,614      $ 18,409,919     $194,544,174     $ 90,541,349     $ 22,864,157
     ============      ============      ============     ============     ============     ============
     $      14.48      $      20.58      $      15.76     $      15.15     $      29.67     $      13.45
     ============      ============      ============     ============     ============     ============
     $      11.68      $      18.42      $      13.44     $      12.32     $      18.98     $      11.94
     ============      ============      ============     ============     ============     ============
     $      14.29      $      21.56      $      15.77     $      15.00     $      28.40     $      13.26
     ============      ============      ============     ============     ============     ============
     $      14.11      $      21.75      $      16.33     $      15.16     $      29.49     $      13.08
     ============      ============      ============     ============     ============     ============
     $      14.32      $      21.57      $      15.86     $      14.85     $      22.54     $      12.92
     ============      ============      ============     ============     ============     ============
     $      14.47      $      21.43      $      15.91     $      14.93     $      28.37     $      13.21
     ============      ============      ============     ============     ============     ============
     $  7,427,239      $255,249,739      $ 15,876,211     $170,375,079     $ 65,357,782     $ 20,161,026
     ============      ============      ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2006


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   2,002,413     $     951,320     $   8,282,224
  Mortality and expense risk charges........................      (2,467,237)       (3,562,269)       (2,519,716)
  Administrative charges....................................        (217,828)         (405,038)         (198,174)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................        (682,652)       (3,015,987)        5,564,334
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      45,247,807        73,675,786       134,029,703
  Cost of investments sold..................................     (46,613,018)     (106,335,440)     (134,028,659)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      (1,365,211)      (32,659,654)            1,044
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       7,102,741        43,382,590            (6,356)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................       5,737,530        10,722,936            (5,312)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   5,054,878     $   7,706,949     $   5,559,022
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     343,522     $      97,749     $          --
  Mortality and expense risk charges........................      (1,433,761)         (971,053)       (1,029,959)
  Administrative charges....................................        (131,251)          (99,784)          (85,991)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (1,221,490)         (973,088)       (1,115,950)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      14,145,180        15,845,802        15,193,532
  Cost of investments sold..................................      (8,986,822)      (22,161,583)       (9,174,740)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............       5,158,358        (6,315,781)        6,018,792
  Realized gain distribution received.......................       1,219,221                --           462,342
  Change in unrealized appreciation (depreciation) on
    investments.............................................      23,073,278        11,268,863         4,056,097
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................      29,450,857         4,953,082        10,537,231
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  28,229,367     $   3,979,994     $   9,421,281
                                                               =============     =============     =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &
        STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $   1,421,679     $   4,170,978     $          --     $   1,300,770     $  11,567,788     $     135,377     $     294,366
        (3,397,155)       (2,435,205)         (327,607)       (1,855,482)       (8,258,015)         (660,021)         (669,483)
          (361,137)         (233,282)          (27,381)         (160,738)         (807,859)          (57,978)          (64,643)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        (2,336,613)        1,502,491          (354,988)         (715,450)        2,501,914          (582,622)         (439,760)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        57,409,668        36,602,844         7,359,886        40,239,948       151,730,500         8,774,448        13,022,231
       (67,344,576)      (34,063,508)       (5,120,884)      (42,421,260)     (133,330,304)       (7,289,395)      (12,075,561)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        (9,934,908)        2,539,336         2,239,002        (2,181,312)       18,400,196         1,485,053           946,670
         5,619,463                --                --                --                --           247,412           619,433
        42,949,647        11,573,635           222,817         6,084,361        41,272,637         6,941,743         5,999,043
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        38,634,202        14,112,971         2,461,819         3,903,049        59,672,833         8,674,208         7,565,146
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $  36,297,589     $  15,615,462     $   2,106,831     $   3,187,599     $  62,174,747     $   8,091,586     $   7,125,386
     =============     =============     =============     =============     =============     =============     =============

                                                                                                                     ALGER
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                           AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL          MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $          --     $     140,547     $   2,638,203     $          --     $   1,123,058     $     873,568     $          --
        (1,414,339)       (2,031,330)       (6,878,057)         (815,020)       (2,455,999)       (3,138,773)       (1,145,589)
          (122,758)         (167,517)         (709,691)          (70,125)         (266,887)         (301,452)         (114,625)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        (1,537,097)       (2,058,300)       (4,949,545)         (885,145)       (1,599,828)       (2,566,657)       (1,260,214)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        24,331,299        29,005,387       118,328,789        13,654,628        44,194,171        43,459,732        17,814,731
       (12,811,383)      (21,605,294)     (119,716,547)       (8,643,721)      (48,614,464)      (33,748,811)      (11,321,844)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        11,519,916         7,400,093        (1,387,758)        5,010,907        (4,420,293)        9,710,921         6,492,887
         1,704,195         1,872,551                --               470         2,313,894         3,543,991                --
        (4,530,302)       10,392,341        74,394,465        (1,281,993)       18,097,855        27,277,908         8,879,796
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         8,693,809        19,664,985        73,006,707         3,729,384        15,991,456        40,532,820        15,372,683
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $   7,156,712     $  17,606,685     $  68,057,162     $   2,844,239     $  14,391,628     $  37,966,163     $  14,112,469
     =============     =============     =============     =============     =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                  CALVERT         DREYFUS IP        FIDELITY(R)
                                                                  SOCIAL          TECHNOLOGY            VIP
                                                                 BALANCED          GROWTH--       CONTRAFUND(R)--
                                                                 PORTFOLIO      INITIAL SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,017,575      $         --      $  5,381,682
  Mortality and expense risk charges........................       (629,812)         (278,456)       (5,513,448)
  Administrative charges....................................        (53,333)          (22,510)         (558,882)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        334,430          (300,966)         (690,648)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     10,053,155         5,279,088        69,047,785
  Cost of investments sold..................................     (9,967,630)       (4,768,618)      (53,085,303)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         85,525           510,470        15,962,482
  Realized gain distribution received.......................        780,850                --        33,477,999
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,955,807           233,104        (8,359,197)
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      2,822,182           743,574        41,081,284
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  3,156,612      $    442,608      $ 40,390,636
                                                               ============      ============      ============

                                                                                                        T. ROWE
                                                                   ROYCE              ROYCE              PRICE
                                                                 MICRO-CAP          SMALL-CAP           EQUITY
                                                                PORTFOLIO--        PORTFOLIO--          INCOME
                                                              INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                                                              -----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $     75,277       $     19,594      $  3,455,787
  Mortality and expense risk charges........................        (393,499)          (340,247)       (2,971,559)
  Administrative charges....................................         (26,558)           (23,574)         (254,197)
                                                                ------------       ------------      ------------
      Net investment income (loss)..........................        (344,780)          (344,227)          230,031
                                                                ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       5,704,448          4,510,790        38,817,710
  Cost of investments sold..................................      (5,085,308)        (4,153,654)      (32,255,702)
                                                                ------------       ------------      ------------
      Net realized gain (loss) on investments...............         619,140            357,136         6,562,008
  Realized gain distribution received.......................       2,293,030          1,458,436         6,080,316
  Change in unrealized appreciation (depreciation) on
    investments.............................................       1,160,369          1,472,000        22,402,397
                                                                ------------       ------------      ------------
      Net gain (loss) on investments........................       4,072,539          3,287,572        35,044,721
                                                                ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  3,727,759       $  2,943,345      $ 35,274,752
                                                                ============       ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES            MFS(R)                                               NEUBERGER
      FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)            MFS(R)          BERMAN AMT
          VIP           BALANCED--         GROWTH--            TRUST           RESEARCH          UTILITIES          MID-CAP
    EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--          SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
     $   7,429,336     $  10,185,332     $   3,372,839     $     138,737     $     180,928     $      92,422     $          --
        (2,916,777)       (6,369,874)       (2,499,204)         (365,360)         (451,661)          (68,403)         (104,436)
          (281,491)         (664,319)         (283,339)          (33,345)          (45,079)           (3,306)           (6,465)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         4,231,068         3,151,139           590,296          (259,968)         (315,812)           20,713          (110,901)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        37,143,232       115,694,181        49,840,523         7,776,154         9,497,493         2,826,361         1,953,774
       (32,514,155)     (117,993,312)      (79,367,839)       (7,169,592)      (10,885,967)       (1,978,400)       (1,308,536)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         4,629,077        (2,299,131)      (29,527,316)          606,562        (1,388,474)          847,961           645,238
        26,843,148                --                --                --                --           175,515                --
         2,109,866        41,527,623        58,554,272         2,546,852         4,555,948           237,582           330,992
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        33,582,091        39,228,492        29,026,956         3,153,414         3,167,474         1,261,058           976,230
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $  37,813,159     $  42,379,631     $  29,617,252     $   2,893,446     $   2,851,662     $   1,281,771     $     865,329
     =============     =============     =============     =============     =============     =============     =============

                        VAN KAMPEN
                            UIF
                         EMERGING
        VAN ECK           MARKETS
       WORLDWIDE         EQUITY--
      HARD ASSETS         CLASS I
    ---------------------------------
     $     129,714     $     672,879
        (3,334,178)       (1,182,142)
          (206,969)         (111,832)
     -------------     -------------
        (3,411,433)         (621,095)
     -------------     -------------
        32,602,884        17,401,906
       (14,605,852)       (9,154,957)
     -------------     -------------
        17,997,032         8,246,949
        11,038,682         2,066,509
        15,948,298        16,621,929
     -------------     -------------
        44,984,012        26,935,387
     -------------     -------------
     $  41,572,579     $  26,314,292
     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,240,889      $    832,020      $     85,485
  Mortality and expense risk charges........................     (1,585,628)       (1,179,628)         (768,624)
  Administrative charges....................................       (102,836)          (67,158)          (39,049)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        552,425          (414,766)         (722,188)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     11,350,471         9,333,955         7,889,408
  Cost of investments sold..................................    (10,553,103)       (9,888,358)       (6,739,264)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        797,368          (554,403)        1,150,144
  Realized gain distribution received.......................      1,219,241                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      6,821,032         3,143,125           943,135
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,837,641         2,588,722         2,093,279
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  9,390,066      $  2,173,956      $  1,371,091
                                                               ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE        ICAP SELECT        INCOME &
                                                                  BOND--           EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  7,242,320      $     41,375      $    149,030
  Mortality and expense risk charges........................     (5,547,647)         (399,306)         (451,218)
  Administrative charges....................................       (307,240)          (23,912)          (22,954)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................      1,387,433          (381,843)         (325,142)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     30,854,396         3,425,970         3,521,816
  Cost of investments sold..................................    (29,937,876)       (2,820,019)       (2,891,309)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        916,520           605,951           630,507
  Realized gain distribution received.......................             --           166,550           423,157
  Change in unrealized appreciation (depreciation) on
    investments.............................................     34,558,134         4,149,922         3,544,747
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................     35,474,654         4,922,423         4,598,411
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 36,862,087      $  4,540,580      $  4,273,269
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        COMMON          CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH
        STOCK--         ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--       ALLOCATION--
     SERVICE CLASS    SERVICE CLASS(A)    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)
    -----------------------------------------------------------------------------------------------------------------------------
     $    214,326       $    430,515      $  2,169,786      $         --      $  8,201,335      $    478,028       $    255,167
         (685,536)          (298,126)       (1,355,845)         (329,942)       (1,913,666)         (776,423)          (253,129)
          (40,644)           (18,610)          (76,194)          (18,553)         (125,023)          (45,713)           (21,355)
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
         (511,854)           113,779           737,747          (348,495)        6,162,646          (344,108)           (19,317)
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
        4,448,580          4,345,269         8,632,347         5,243,857        25,240,039         7,441,606          1,515,169
       (3,450,513)        (4,298,881)       (7,383,940)       (4,217,508)      (25,422,457)       (7,695,758)        (1,460,668)
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
          998,067             46,388         1,248,407         1,026,349          (182,418)         (254,152)            54,501
        1,172,211            128,302                --                --                --                --            245,841
        4,804,006          1,829,628         5,484,785         1,177,261          (382,736)        1,805,458          2,577,327
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
        6,974,284          2,004,318         6,733,192         2,203,610          (565,154)        1,551,306          2,877,669
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
     $  6,462,430       $  2,118,097      $  7,470,939      $  1,855,115      $  5,597,492      $  1,207,198       $  2,858,352
     ============       ============      ============      ============      ============      ============       ============

                                                                                                                   MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP          MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP           MODERATE            GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--         ALLOCATION--       ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)   SERVICE CLASS(A)
    -----------------------------------------------------------------------------------------------------------------------------
     $    280,730      $      5,190      $         --      $         --      $         --       $    794,762       $    811,225
       (1,751,640)         (374,323)       (1,329,505)       (1,865,855)       (2,080,953)          (637,223)          (648,759)
          (96,317)          (21,117)          (69,607)         (100,445)         (112,162)           (38,851)           (44,101)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
       (1,567,227)         (390,250)       (1,399,112)       (1,966,300)       (2,193,115)           118,688            118,365
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
        4,875,090         2,952,347         8,562,390        19,457,822        11,630,288         28,071,570          4,858,980
       (3,418,806)       (2,828,117)       (6,337,430)      (13,044,420)       (8,993,229)       (28,422,713)        (4,807,591)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
        1,456,284           124,230         2,224,960         6,413,402         2,637,059           (351,143)            51,389
        1,500,691                --           615,075         2,268,593         1,957,953            266,344            502,977
       29,564,850         1,560,579         9,255,316         1,174,458        13,614,314          4,762,167          5,794,903
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
       32,521,825         1,684,809        12,095,351         9,856,453        18,209,326          4,677,368          6,349,269
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
     $ 30,954,598      $  1,294,559      $ 10,696,239      $  7,890,153      $ 16,016,211       $  4,796,056       $  6,467,634
     ============      ============      ============      ============      ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP           TOTAL
                                                                  INDEX--          GROWTH--          RETURN--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    773,681      $         --      $    204,722
  Mortality and expense risk charges........................     (2,949,243)       (1,033,285)         (670,382)
  Administrative charges....................................       (169,641)          (61,922)          (34,449)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     (2,345,203)       (1,095,207)         (500,109)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     14,739,876        10,531,113         5,661,719
  Cost of investments sold..................................    (11,704,192)       (8,742,005)       (4,984,056)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      3,035,684         1,789,108           677,663
  Realized gain distribution received.......................             --               606           612,174
  Change in unrealized appreciation (depreciation) on
    investments.............................................     25,093,961         2,337,920         2,495,779
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................     28,129,645         4,127,634         3,785,616
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 25,784,442      $  3,032,427      $  3,285,507
                                                               ============      ============      ============

                                                                                  JANUS ASPEN         MFS(R)
                                                                JANUS ASPEN         SERIES           INVESTORS
                                                                  SERIES           WORLDWIDE           TRUST
                                                                BALANCED--         GROWTH--          SERIES--
                                                              SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,856,325      $    463,304      $     17,098
  Mortality and expense risk charges........................     (1,365,813)         (404,103)          (94,716)
  Administrative charges....................................        (82,398)          (25,563)           (5,557)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        408,114            33,638           (83,175)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      8,444,493         3,710,032         2,367,057
  Cost of investments sold..................................     (7,084,571)       (3,168,517)       (2,076,637)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,359,922           541,515           290,420
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      6,159,147         3,803,338           386,395
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      7,519,069         4,344,853           676,815
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  7,927,183      $  4,378,491      $    593,640
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                            COLUMBIA
                                            SMALL CAP
                           ALGER           VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
      MAINSTAY VP      AMERICAN SMALL       VARIABLE         TECHNOLOGY            VIP               VIP               VIP
        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--
     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     $    221,985       $         --      $    144,739      $         --      $  2,254,407      $  3,830,363      $    292,603
       (1,225,609)          (680,472)         (540,761)         (337,250)       (3,201,374)       (1,870,988)       (2,519,128)
          (63,990)           (41,728)          (35,787)          (22,369)         (193,073)         (108,838)         (172,692)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
       (1,067,614)          (722,200)         (431,809)         (359,619)       (1,140,040)        1,850,537        (2,399,217)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
        6,826,251          4,182,601         4,420,225         3,592,072         7,341,124         6,803,079        19,575,164
       (5,154,457)        (2,856,614)       (3,810,977)       (3,512,779)       (4,957,092)       (5,680,018)      (14,949,562)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
        1,671,794          1,325,987           609,248            79,293         2,384,032         1,123,061         4,625,602
        1,457,508                 --         1,127,346                --        20,417,114        16,129,006        19,509,813
       10,926,618          6,475,942         4,058,012           809,478        (1,151,303)        2,678,510        (4,753,011)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
       14,055,920          7,801,929         5,794,606           888,771        21,649,843        19,930,577        19,382,404
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $ 12,988,306       $  7,079,729      $  5,362,797      $    529,152      $ 20,509,803      $ 21,781,114      $ 16,983,187
     ============       ============      ============      ============      ============      ============      ============

                                                                              VAN KAMPEN
                                           NEUBERGER                              UIF
        MFS(R)            MFS(R)          BERMAN AMT                           EMERGING         VICTORY VIF
       RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE        MARKETS         DIVERSIFIED
       SERIES--          SERIES--          GROWTH--        EQUITY INCOME       EQUITY--           STOCK--
     SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------
     $     25,203      $  4,282,825      $         --      $  2,239,447      $    490,030      $     62,825
         (118,564)       (3,441,568)         (236,008)       (2,408,307)         (949,023)         (281,596)
           (7,014)         (223,273)          (15,553)         (142,378)          (52,765)          (20,648)
     ------------      ------------      ------------      ------------      ------------      ------------
         (100,375)          617,984          (251,561)         (311,238)         (511,758)         (239,419)
     ------------      ------------      ------------      ------------      ------------      ------------
        1,196,932        23,627,462         3,917,190         8,010,079         6,728,222         3,577,788
         (947,003)      (17,491,146)       (2,868,516)       (7,255,596)       (4,037,588)       (3,092,616)
     ------------      ------------      ------------      ------------      ------------      ------------
          249,929         6,136,316         1,048,674           754,483         2,690,634           485,172
               --         8,728,554                --         5,033,256         1,538,638           585,003
          518,119        48,935,783           948,952        20,636,799        15,781,405         1,433,492
     ------------      ------------      ------------      ------------      ------------      ------------
          768,048        63,800,653         1,997,626        26,424,538        20,010,677         2,503,667
     ------------      ------------      ------------      ------------      ------------      ------------
     $    667,673      $ 64,418,637      $  1,746,065      $ 26,113,300      $ 19,498,919      $  2,264,248
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2006
and December 31, 2005

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (682,652)  $  3,458,862   $ (3,015,987)  $ (4,604,615)
    Net realized gain (loss) on investments..........    (1,365,211)      (216,113)   (32,659,654)   (48,191,160)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     7,102,741     (1,695,916)    43,382,590     72,597,965
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     5,054,878      1,546,833      7,706,949     19,802,190
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,166,558      2,767,660      3,825,120      4,838,691
    Policyowners' surrenders.........................   (24,507,994)   (22,404,095)   (40,922,531)   (37,549,052)
    Policyowners' annuity and death benefits.........    (2,531,388)    (2,569,686)    (2,758,667)    (3,323,314)
    Net transfers from (to) Fixed Account............      (531,709)      (796,623)    (1,149,523)    (2,035,435)
    Transfers between Investment Divisions...........   (14,980,138)    (8,794,964)   (27,100,213)   (41,427,718)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (40,384,671)   (31,797,708)   (68,105,814)   (79,496,828)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,569)       (10,951)       (69,567)        29,814
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (35,351,362)   (30,261,826)   (60,468,432)   (59,664,824)
NET ASSETS:
    Beginning of year................................   205,077,784    235,339,610    312,231,913    371,896,737
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $169,726,422   $205,077,784   $251,763,481   $312,231,913
                                                       ============   ============   ============   ============

                                                               MainStay VP
                                                               Developing                    MainStay VP
                                                                Growth--                    Government--
                                                              Initial Class                 Initial Class
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (354,988)  $   (351,822)  $   (715,450)  $  2,481,960
    Net realized gain (loss) on investments..........     2,239,002     (1,727,399)    (2,181,312)    (1,005,544)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       222,817      3,790,843      6,084,361         86,507
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     2,106,831      1,711,622      3,187,599      1,562,923
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       380,617        280,649      2,082,774      2,902,927
    Policyowners' surrenders.........................    (2,925,439)    (2,287,383)   (20,452,185)   (20,442,818)
    Policyowners' annuity and death benefits.........      (237,966)      (131,140)    (2,139,630)    (2,682,549)
    Net transfers from (to) Fixed Account............       263,318        (73,264)      (591,559)    (2,633,041)
    Transfers between Investment Divisions...........       384,823     (2,154,394)   (13,147,581)   (11,771,469)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (6,299,024)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (2,134,647)   (10,664,556)   (34,248,181)   (34,626,950)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (14,130)         3,738        (14,612)       (10,821)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       (41,946)    (8,949,196)   (31,075,194)   (33,074,848)
NET ASSETS:
    Beginning of year................................    22,692,465     31,641,661    156,511,165    189,586,013
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 22,650,519   $ 22,692,465   $125,435,971   $156,511,165
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MainStay VP                     MainStay VP
             MainStay VP                   Common Stock--                   Convertible--
           Cash Management                  Initial Class                   Initial Class
    -----------------------------   -----------------------------   -----------------------------
        2006            2005            2006            2005            2006            2005
    ---------------------------------------------------------------------------------------------
    $   5,564,334   $   2,747,502   $  (2,336,613)  $  (1,374,625)  $   1,502,491   $      34,108
            1,044          (4,862)     (9,934,908)    (15,941,441)      2,539,336      (1,686,870)
               --              --       5,619,463       3,255,411              --              --
           (6,356)          8,706      42,949,647      30,393,360      11,573,635      10,790,693
    -------------   -------------   -------------   -------------   -------------   -------------
        5,559,022       2,751,346      36,297,589      16,332,705      15,615,462       9,137,931
    -------------   -------------   -------------   -------------   -------------   -------------
       56,290,986      69,148,697       3,083,366       3,306,612       2,235,570       2,628,185
      (51,067,960)    (43,058,610)    (34,862,812)    (29,657,868)    (21,401,208)    (16,215,627)
       (3,192,541)     (2,321,489)     (2,871,502)     (3,045,310)     (2,302,295)     (2,571,424)
        2,262,779      (4,002,426)       (559,026)     (1,552,624)          5,101        (905,067)
       (3,577,870)    (43,289,968)    (16,923,955)    (24,334,703)     (9,806,519)    (19,430,358)
    -------------   -------------   -------------   -------------   -------------   -------------
          715,394     (23,523,796)    (52,133,929)    (55,283,893)    (31,269,351)    (36,494,291)
    -------------   -------------   -------------   -------------   -------------   -------------
          (23,952)        (16,484)       (156,293)         23,174         (82,988)         (9,556)
    -------------   -------------   -------------   -------------   -------------   -------------
        6,250,464     (20,788,934)    (15,992,633)    (38,928,014)    (15,736,877)    (27,365,916)
      178,139,891     198,928,825     275,048,057     313,976,071     191,747,902     219,113,818
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 184,390,355   $ 178,139,891   $ 259,055,424   $ 275,048,057   $ 176,011,025   $ 191,747,902
    =============   =============   =============   =============   =============   =============

             MAINSTAY VP
             HIGH YIELD                      MAINSTAY VP                     MAINSTAY VP
          CORPORATE BOND--              ICAP SELECT EQUITY--              INCOME & GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
        2006            2005            2006            2005            2006            2005
    ---------------------------------------------------------------------------------------------
    $   2,501,914   $  29,570,241   $    (582,622)  $    (283,898)  $    (439,760)  $    (185,895)
       18,400,196       8,232,190       1,485,053         776,561         946,670         255,005
               --              --         247,412         503,260         619,433              --
       41,272,637     (28,361,830)      6,941,743         863,698       5,999,043       1,660,168
    -------------   -------------   -------------   -------------   -------------   -------------
       62,174,747       9,440,601       8,091,586       1,859,621       7,125,386       1,729,278
    -------------   -------------   -------------   -------------   -------------   -------------
        7,629,262      10,129,502         440,015         506,712         663,555         392,060
      (91,830,310)    (86,023,535)     (5,721,299)     (4,722,273)     (7,822,856)     (6,494,075)
       (9,843,350)    (11,158,796)       (311,173)       (488,878)       (604,847)       (571,081)
       (2,889,893)    (11,459,191)        308,783           9,742         (38,762)        (66,616)
      (26,584,980)    (28,971,902)      2,037,204      (2,700,125)     (3,066,111)        706,090
               --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
     (123,519,271)   (127,483,922)     (3,246,470)     (7,394,822)    (10,869,021)     (6,033,622)
    -------------   -------------   -------------   -------------   -------------   -------------
         (194,282)        (14,787)        (34,781)          3,152         (33,609)          7,591
    -------------   -------------   -------------   -------------   -------------   -------------
      (61,538,806)   (118,058,108)      4,810,335      (5,532,049)     (3,777,244)     (4,296,753)
      679,318,763     797,376,871      48,880,564      54,412,613      53,612,523      57,909,276
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 617,779,957   $ 679,318,763   $  53,690,899   $  48,880,564   $  49,835,279   $  53,612,523
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                               MAINSTAY VP                   MAINSTAY VP
                                                         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,221,490)  $    270,212   $   (973,088)  $ (1,167,357)
    Net realized gain (loss) on investments..........     5,158,358      2,358,275     (6,315,781)   (16,328,993)
    Realized gain distribution received..............     1,219,221      3,681,742             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    23,073,278       (764,727)    11,268,863     18,950,222
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    28,229,367      5,545,502      3,979,994      1,453,872
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,122,143      1,917,215      1,067,417        914,134
    Policyowners' surrenders.........................   (14,172,432)    (8,000,808)    (9,375,091)    (7,272,141)
    Policyowners' annuity and death benefits.........      (638,956)      (445,609)      (823,169)      (982,585)
    Net transfers from (to) Fixed Account............     2,835,081        665,771        131,430       (555,475)
    Transfers between Investment Divisions...........    21,957,951     19,123,371     (2,495,014)   (12,179,379)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    12,103,787     13,259,940    (11,494,427)   (20,075,446)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (103,659)           602        (25,770)        17,467
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    40,229,495     18,806,044     (7,540,203)   (18,604,107)
NET ASSETS:
    Beginning of year................................    92,464,333     73,658,289     78,117,756     96,721,863
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $132,693,828   $ 92,464,333   $ 70,577,553   $ 78,117,756
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP
                                                                SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                   TOTAL RETURN--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (885,145)  $   (960,088)  $ (1,599,828)  $    (37,737)
    Net realized gain (loss) on investments..........     5,010,907      3,283,673     (4,420,293)    (6,721,714)
    Realized gain distribution received..............           470      1,083,460      2,313,894             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (1,281,993)    (2,119,612)    18,097,855     16,998,498
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     2,844,239      1,287,433     14,391,628     10,239,047
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       805,777      1,108,204      1,856,258      2,552,720
    Policyowners' surrenders.........................    (5,585,275)    (5,137,868)   (27,502,397)   (30,123,612)
    Policyowners' annuity and death benefits.........      (312,181)      (391,002)    (2,870,245)    (3,343,692)
    Net transfers from (to) Fixed Account............       351,179        375,477     (1,072,389)    (1,654,552)
    Transfers between Investment Divisions...........    (5,385,730)    (2,200,900)   (10,449,194)   (19,082,381)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (4,948,545)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (10,126,230)   (11,194,634)   (40,037,967)   (51,651,517)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (25,682)        19,452        (67,627)         7,119
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (7,307,673)    (9,887,749)   (25,713,966)   (41,405,351)
NET ASSETS:
    Beginning of year................................    62,734,684     72,622,433    204,913,332    246,318,683
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 55,427,011   $ 62,734,684   $179,199,366   $204,913,332
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MAINSTAY VP                     MAINSTAY VP
               MID CAP                         MID CAP                       MAINSTAY VP                     MAINSTAY VP
               CORE--                         GROWTH--                     MID CAP VALUE--                 S&P 500 INDEX--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2006            2005            2006            2005            2006            2005            2006            2005
    -----------------------------------------------------------------------------------------------------------------------------
    $  (1,115,950)  $    (579,632)  $  (1,537,097)  $  (1,335,213)  $  (2,058,300)  $  (1,083,771)  $  (4,949,545)  $  (1,800,239)
        6,018,792       3,838,379      11,519,916       5,270,285       7,400,093       6,026,905      (1,387,758)     (1,010,294)
          462,342       7,002,952       1,704,195          46,664       1,872,551       7,012,295              --              --
        4,056,097      (1,167,102)     (4,530,302)      9,254,799      10,392,341      (5,750,830)     74,394,465      20,347,951
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        9,421,281       9,094,597       7,156,712      13,236,535      17,606,685       6,204,599      68,057,162      17,537,418
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,451,082       1,268,988       2,106,219       1,864,870       2,250,550       3,226,840       5,840,199       7,188,277
       (7,239,832)     (5,401,662)     (9,301,396)     (7,285,424)    (13,530,262)    (11,828,393)    (72,651,750)    (63,609,591)
         (400,234)       (226,874)       (361,105)       (528,759)     (1,152,722)       (965,803)     (4,832,596)     (5,791,448)
          237,021         604,095         756,785       1,367,766         182,145       1,462,021        (409,590)     (2,485,152)
       (2,404,775)     14,535,227      (7,455,869)     15,974,697     (11,591,327)     17,514,850     (34,689,175)    (27,840,457)
               --      (4,959,503)             --      (5,586,771)             --      (6,187,149)             --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (8,356,738)      5,820,271     (14,255,366)      5,806,379     (23,841,616)      3,222,366    (106,742,912)    (92,538,371)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (43,435)         (7,245)        (55,176)         (5,325)        (74,034)         13,109        (289,939)         62,908
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,021,108      14,907,623      (7,153,830)     19,037,589      (6,308,965)      9,440,074     (38,975,689)    (74,938,045)
       75,056,819      60,149,196     103,591,654      84,554,065     154,200,003     144,759,929     559,398,982     634,337,027
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  76,077,927   $  75,056,819   $  96,437,824   $ 103,591,654   $ 147,891,038   $ 154,200,003   $ 520,423,293   $ 559,398,982
    =============   =============   =============   =============   =============   =============   =============   =============

                                                ALGER
                                              AMERICAN
             MAINSTAY VP                        SMALL                          AMSOUTH                         AMSOUTH
               VALUE--                    CAPITALIZATION--                    ENHANCED                      INTERNATIONAL
            INITIAL CLASS                  CLASS O SHARES                    MARKET FUND                     EQUITY FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2006            2005            2006            2005            2006            2005            2006            2005
    -----------------------------------------------------------------------------------------------------------------------------
    $  (2,566,657)  $    (699,672)  $  (1,260,214)  $  (1,106,301)  $          --   $      (7,688)  $          --   $     175,681
        9,710,921         284,044       6,492,887       3,515,015              --         455,319              --          58,645
        3,543,991              --              --              --              --              --              --              --
       27,277,908      11,731,742       8,879,796       8,459,154              --        (409,546)             --        (207,355)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       37,966,163      11,316,114      14,112,469      10,867,868              --          38,085              --          26,971
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,834,822       3,394,043       1,372,780         984,077              --         132,029              --            (478)
      (28,296,184)    (23,882,645)    (11,531,535)     (7,610,087)             --        (287,011)             --         (20,031)
       (2,358,854)     (2,496,604)       (562,288)       (445,682)             --         (60,327)             --         (12,167)
          277,263        (334,376)        (84,946)       (374,466)             --         206,152              --          57,693
       (7,372,943)     (7,636,148)        991,080      (1,099,152)             --      (3,020,357)             --        (804,983)
               --              --              --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (34,915,896)    (30,955,730)     (9,814,909)     (8,545,310)             --      (3,029,514)             --        (779,966)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (152,416)         13,269         (72,822)         (8,684)             --             391              --           1,006
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,897,851     (19,626,347)      4,224,738       2,313,874              --      (2,991,038)             --        (751,989)
      239,155,452     258,781,799      82,337,809      80,023,935              --       2,991,038              --         751,989
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 242,053,303   $ 239,155,452   $  86,562,547   $  82,337,809   $          --   $          --   $          --   $          --
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                                  AMSOUTH                         AMSOUTH
                                                              LARGE CAP FUND                   MID CAP FUND
                                                       -----------------------------   -----------------------------
                                                           2006            2005            2006            2005
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $          --   $     (49,413)  $          --   $      88,286
    Net realized gain (loss) on investments..........             --         398,745              --         426,560
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................             --        (465,126)             --        (434,969)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................             --        (115,794)             --          79,877
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............             --         147,893              --          16,300
    Policyowners' surrenders.........................             --        (326,496)             --        (123,822)
    Policyowners' annuity and death benefits.........             --         (92,979)             --         (64,050)
    Net transfers from (to) Fixed Account............             --         197,162              --         108,226
    Transfers between Investment Divisions...........             --      (4,267,422)             --      (1,984,053)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............             --      (4,341,842)             --      (2,047,399)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............             --             699              --             765
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............             --      (4,456,937)             --      (1,966,757)
NET ASSETS:
    Beginning of year................................             --       4,456,937              --       1,966,757
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $          --   $          --   $          --   $          --
                                                       =============   =============   =============   =============

                                                                JANUS ASPEN                     JANUS ASPEN
                                                                  SERIES                          SERIES
                                                                BALANCED--                  WORLDWIDE GROWTH--
                                                           INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                                       -----------------------------   -----------------------------
                                                           2006            2005            2006            2005
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   3,151,139   $   4,362,367   $     590,296   $    (164,141)
    Net realized gain (loss) on investments..........     (2,299,131)     (9,965,630)    (29,527,316)    (47,461,038)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     41,527,623      38,444,038      58,554,272      55,854,111
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     42,379,631      32,840,775      29,617,252       8,228,932
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      5,096,511       6,104,824       2,817,608       2,980,888
    Policyowners' surrenders.........................    (73,920,593)    (57,130,712)    (27,803,296)    (23,957,775)
    Policyowners' annuity and death benefits.........     (5,763,708)     (6,334,256)     (2,190,079)     (2,266,780)
    Net transfers from (to) Fixed Account............     (2,126,158)     (3,937,485)       (739,329)     (1,415,857)
    Transfers between Investment Divisions...........    (29,652,744)    (44,943,210)    (16,652,694)    (28,747,501)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............   (106,366,692)   (106,240,839)    (44,567,790)    (53,407,025)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (183,292)        (14,360)       (103,321)         22,190
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (64,170,353)    (73,414,424)    (15,053,859)    (45,155,903)
NET ASSETS:
    Beginning of year................................    526,275,445     599,689,869     210,541,559     255,697,462
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 462,105,092   $ 526,275,445   $ 195,487,700   $ 210,541,559
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

              CALVERT                     DREYFUS IP                    FIDELITY(R)                   FIDELITY(R)
              SOCIAL                      TECHNOLOGY                        VIP                           VIP
             BALANCED                      GROWTH--                   CONTRAFUND(R)--               EQUITY-INCOME--
             PORTFOLIO                  INITIAL SHARES                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    334,430   $    149,693   $   (300,966)  $   (327,731)  $   (690,648)  $ (4,506,289)  $  4,231,068   $    540,153
          85,525       (432,943)       510,470        708,449     15,962,482      5,760,927      4,629,077     (1,035,631)
         780,850             --             --             --     33,477,999         72,032     26,843,148      8,362,088
       1,955,807      2,181,162        233,104       (279,258)    (8,359,197)    56,261,941      2,109,866      1,357,195
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,156,612      1,897,912        442,608        101,460     40,390,636     57,588,611     37,813,159      9,223,805
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,228,745      3,073,475        324,319        342,122      5,102,723      5,131,927      2,818,895      2,701,403
      (5,273,433)    (3,805,836)    (1,727,953)    (1,895,663)   (57,161,546)   (39,677,875)   (29,526,726)   (24,841,947)
        (595,532)      (527,515)      (189,934)      (100,315)    (3,457,535)    (3,216,888)    (2,296,191)    (2,318,177)
         310,752        926,146         73,639         42,936        589,938          5,656        523,630       (758,111)
      (2,359,199)    (1,401,315)      (911,254)    (4,882,662)     2,102,560     21,844,670      1,270,236     (2,063,781)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,688,667)    (1,735,045)    (2,431,183)    (6,493,582)   (52,823,860)   (15,912,510)   (27,210,156)   (27,280,613)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (15,172)          (174)        (2,872)         6,563       (228,658)       (68,665)      (155,838)        17,767
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,547,227)       162,693     (1,991,447)    (6,385,559)   (12,661,882)    41,607,436     10,447,165    (18,039,041)
      47,745,633     47,582,940     21,298,670     27,684,229    426,101,676    384,494,240    221,889,795    239,928,836
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 45,198,406   $ 47,745,633   $ 19,307,223   $ 21,298,670   $413,439,794   $426,101,676   $232,336,960   $221,889,795
    ============   ============   ============   ============   ============   ============   ============   ============

              MFS(R)                                                      MFS(R)                   NEUBERGER BERMAN
             INVESTORS                      MFS(R)                       UTILITIES                        AMT
          TRUST SERIES--               RESEARCH SERIES--                 SERIES--                       MID-CAP
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                GROWTH--CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (259,968)  $   (263,287)  $   (315,812)  $   (370,497)  $     20,713   $    (44,936)  $   (110,901)  $   (109,457)
         606,562       (501,825)    (1,388,474)    (2,884,125)       847,961        683,176        645,238        670,467
              --             --             --             --        175,515             --             --             --
       2,546,852      2,374,310      4,555,948      5,529,916        237,582         44,140        330,992        221,889
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,893,446      1,609,198      2,851,662      2,275,294      1,281,771        682,380        865,329        782,899
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         200,003        196,926        380,110        427,047          1,899          3,363          5,866         15,804
      (3,835,750)    (2,935,120)    (5,614,158)    (3,652,448)    (1,582,712)      (447,168)    (1,011,372)      (930,037)
        (304,878)      (275,666)      (482,057)      (497,283)      (483,976)       (83,132)       (36,806)       (63,167)
        (112,888)      (169,638)      (146,081)      (352,831)       125,892          6,645         66,658         48,691
      (1,222,880)    (1,633,353)    (2,520,433)    (3,057,098)       756,012      1,132,778        188,565     (1,004,540)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,276,393)    (4,816,851)    (8,382,619)    (7,132,613)    (1,182,885)       612,486       (787,089)    (1,933,249)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (13,428)          (735)       (15,307)            33         (5,189)        (1,017)        (4,550)            25
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,396,375)    (3,208,388)    (5,546,264)    (4,857,286)        93,697      1,293,849         73,690     (1,150,325)
      28,895,093     32,103,481     37,689,740     42,547,026      5,239,352      3,945,503      7,017,148      8,167,473
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 26,498,718   $ 28,895,093   $ 32,143,476   $ 37,689,740   $  5,333,049   $  5,239,352   $  7,090,838   $  7,017,148
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                  Royce                         Royce
                                                                Micro-Cap                     Small-Cap
                                                               Portfolio--                   Portfolio--
                                                            Investment Class              Investment Class
                                                       ---------------------------   ---------------------------
                                                           2006         2005(a)          2006         2005(b)
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (344,780)  $      1,529   $   (344,227)  $    (51,961)
    Net realized gain (loss) on investments..........       619,140         29,903        357,136         27,568
    Realized gain distribution received..............     2,293,030         87,431      1,458,436        119,725
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,160,369        301,006      1,472,000        205,383
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,727,759        419,869      2,943,345        300,715
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    13,752,857      3,090,666      9,433,698      4,835,240
    Policyowners' surrenders.........................    (1,785,039)       (71,899)    (1,347,053)      (139,836)
    Policyowners' annuity and death benefits.........      (108,582)            --        (23,044)        (8,085)
    Net transfers from (to) Fixed Account............     3,098,071        538,556      2,203,680        755,429
    Transfers between Investment Divisions...........    20,158,763      2,720,035      7,144,269      7,065,329
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    35,116,070      6,277,358     17,411,550     12,508,077
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (15,192)          (527)       (13,344)          (173)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    38,828,637      6,696,700     20,341,551     12,808,619
NET ASSETS:
    Beginning of year................................     6,696,700             --     12,808,619             --
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 45,525,337   $  6,696,700   $ 33,150,170   $ 12,808,619
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                        Van Kampen
                                                                       UIF Emerging
           T. Rowe Price                    Van Eck                  Markets Equity--
      Equity Income Portfolio        Worldwide Hard Assets                Class I
    ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $    230,031   $    280,529   $ (3,411,433)  $ (1,286,729)  $   (621,095)  $   (598,963)
       6,562,008      3,046,854     17,997,032      3,026,544      8,246,949        428,834
       6,080,316     10,428,146     11,038,682             --      2,066,509             --
      22,402,397     (8,300,049)    15,948,298     40,533,605     16,621,929     17,119,388
    ------------   ------------   ------------   ------------   ------------   ------------
      35,274,752      5,455,480     41,572,579     42,273,420     26,314,292     16,949,259
    ------------   ------------   ------------   ------------   ------------   ------------
       2,942,663      3,234,095     45,305,490     27,532,054      1,520,862        992,832
     (26,427,308)   (18,779,481)   (18,994,755)    (6,170,999)    (9,383,416)    (4,322,313)
      (1,738,727)    (1,603,019)    (1,326,464)      (665,627)      (709,409)      (341,883)
         412,096      1,601,514     10,533,615      7,877,285      1,281,889        553,977
      (3,999,472)    20,577,880     20,382,561     51,392,846     11,143,036     12,581,674
    ------------   ------------   ------------   ------------   ------------   ------------
     (28,810,748)     5,030,989     55,900,447     79,965,559      3,852,962      9,464,287
    ------------   ------------   ------------   ------------   ------------   ------------
        (145,828)        22,332       (272,430)       (89,805)      (119,125)       (23,644)
    ------------   ------------   ------------   ------------   ------------   ------------
       6,318,176     10,508,801     97,200,596    122,149,174     30,048,129     26,389,902
     220,870,804    210,362,003    169,938,496     47,789,322     74,680,858     48,290,956
    ------------   ------------   ------------   ------------   ------------   ------------
    $227,188,980   $220,870,804   $267,139,092   $169,938,496   $104,728,987   $ 74,680,858
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                               MAINSTAY VP                   MAINSTAY VP
                                                               BALANCED--                      BOND--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006         2005(C)          2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    552,425   $    139,189   $   (414,766)  $  1,308,586
    Net realized gain (loss) on investments..........       797,368         60,516       (554,403)      (222,185)
    Realized gain distribution received..............     1,219,241        307,826             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     6,821,032        743,875      3,143,125       (861,807)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,390,066      1,251,406      2,173,956        224,594
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    25,909,903     27,013,045     10,325,557     20,677,920
    Policyowners' surrenders.........................    (6,895,338)    (1,212,614)    (3,837,667)    (3,051,666)
    Policyowners' annuity and death benefits.........    (1,039,602)       (51,998)      (736,221)      (443,548)
    Net transfers from (to) Fixed Account............     9,476,758     10,080,984      2,691,610      5,064,033
    Transfers between Investment Divisions...........    10,301,544     39,900,659     (3,436,146)      (495,886)
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --      5,000,000             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    37,753,265     80,730,076      5,007,133     21,750,853
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (39,876)          (749)        (9,920)        (2,494)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    47,103,455     81,980,733      7,171,169     21,972,953
NET ASSETS:
    Beginning of year................................    81,980,733             --     76,355,173     54,382,220
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $129,084,188   $ 81,980,733   $ 83,526,342   $ 76,355,173
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             FLOATING RATE--                GOVERNMENT--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006         2005(D)          2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  6,162,646   $    935,272   $   (344,108)  $    833,013
    Net realized gain (loss) on investments..........      (182,418)        21,515       (254,152)      (107,403)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (382,736)      (127,369)     1,805,458       (518,091)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     5,597,492        829,418      1,207,198        207,519
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,245,079     26,320,010      7,740,527     13,346,884
    Policyowners' surrenders.........................    (9,871,012)    (1,146,772)    (2,932,013)    (2,177,410)
    Policyowners' annuity and death benefits.........    (1,191,036)       (41,230)      (404,183)      (282,116)
    Net transfers from (to) Fixed Account............    20,032,230      7,173,211      1,675,142      4,616,652
    Transfers between Investment Divisions...........    37,237,297     22,239,455     (1,185,343)    (1,924,506)
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     22,500,000             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    96,452,558     77,044,674      4,894,130     13,579,504
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,481)        (2,324)        (5,838)        (2,008)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   102,028,569     77,871,768      6,095,490     13,785,015
NET ASSETS:
    Beginning of year................................    77,871,768             --     49,506,062     35,721,047
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $179,900,337   $ 77,871,768   $ 55,601,552   $ 49,506,062
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                             MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP          CONSERVATIVE           MAINSTAY VP                 MAINSTAY VP
     CAPITAL APPRECIATION--          COMMON STOCK--         ALLOCATION--          CONVERTIBLE--            DEVELOPING GROWTH--
          SERVICE CLASS               SERVICE CLASS         SERVICE CLASS         SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006(E)         2006          2005          2006          2005
    -----------------------------------------------------------------------------------------------------------------------------
    $  (722,188)  $  (718,671)  $  (511,854)  $  (211,405)   $   113,779    $   737,747   $   (47,352)  $  (348,495)  $  (239,496)
      1,150,144       587,753       998,067       455,560         46,388      1,248,407       719,997     1,026,349       191,929
             --            --     1,172,211       493,112        128,302             --            --            --            --
        943,135     3,242,014     4,804,006     1,488,272      1,829,628      5,484,785     3,107,701     1,177,261     1,769,139
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
      1,371,091     3,111,096     6,462,430     2,225,539      2,118,097      7,470,939     3,780,346     1,855,115     1,721,572
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
      4,975,533     9,222,902     7,572,566     8,746,610     18,135,050     12,963,773    14,819,794     4,257,049     4,012,815
     (2,491,590)   (2,266,097)   (1,839,159)   (1,383,666)    (1,884,786)    (4,036,802)   (3,036,382)   (1,067,399)     (643,530)
        (78,065)     (213,149)     (256,469)      (59,276)            --       (390,603)     (531,969)      (37,771)      (58,254)
        860,748     1,807,299     1,802,844     2,215,010      3,789,449      3,285,600     5,511,448       754,557       712,355
     (4,640,849)   (3,504,257)   (1,315,703)     (674,975)    23,648,681     (4,214,783)   (4,754,399)     (787,263)     (817,964)
             --            --            --            --        250,000             --            --            --            --
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
     (1,374,223)    5,046,698     5,964,079     8,843,703     43,938,394      7,607,185    12,008,492     3,119,173     3,205,422
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
        (13,262)        2,222       (28,804)        1,282         (6,681)       (41,532)       (5,538)      (12,754)         (376)
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
        (16,394)    8,160,016    12,397,705    11,070,524     46,049,810     15,036,592    15,783,300     4,961,534     4,926,618
     51,499,907    43,339,891    41,598,072    30,527,548             --     83,495,473    67,712,173    18,356,967    13,430,349
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
    $51,483,513   $51,499,907   $53,995,777   $41,598,072    $46,049,810    $98,532,065   $83,495,473   $23,318,501   $18,356,967
    ===========   ===========   ===========   ===========    ===========    ===========   ===========   ===========   ===========

     MAINSTAY VP            MAINSTAY VP
       GROWTH               HIGH YIELD                    MAINSTAY VP                   MAINSTAY VP
    ALLOCATION--         CORPORATE BOND--            ICAP SELECT EQUITY--            INCOME & GROWTH--
    SERVICE CLASS          SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
    -------------   ---------------------------   ---------------------------   ---------------------------
       2006(E)          2006           2005           2006           2005           2006           2005
    -------------------------------------------------------------------------------------------------------
    $    (19,317)   $  1,387,433   $ 15,316,330   $   (381,843)  $   (159,894)  $   (325,142)  $    (81,492)
          54,501         916,520      1,655,692        605,951        415,518        630,507        315,870
         245,841              --             --        166,550        248,847        423,157             --
       2,577,327      34,558,134    (12,821,049)     4,149,922        352,700      3,544,747        556,727
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       2,858,352      36,862,087      4,150,973      4,540,580        857,171      4,273,269        791,105
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
      17,614,373      66,284,851    105,292,069      5,356,611      4,149,122      4,408,891      7,218,166
        (796,144)    (19,155,345)   (13,390,923)    (1,585,539)      (959,099)    (1,692,254)    (1,126,645)
         (18,541)     (3,617,400)    (2,288,734)       (86,359)      (102,098)      (232,565)      (128,740)
       2,900,674      14,561,940     22,835,470        931,453      1,343,499      1,125,491      3,219,377
      19,276,853     (20,869,149)   (20,282,240)     2,776,380       (983,522)    (1,264,236)       636,212
         250,000              --             --             --             --             --             --
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
      39,227,215      37,204,897     92,165,642      7,392,546      3,447,902      2,345,327      9,818,370
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
          (9,100)       (122,153)       (11,440)       (19,760)           760        (21,036)         2,088
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
      42,076,467      73,944,831     96,305,175     11,913,366      4,305,833      6,597,560     10,611,563
              --     350,117,797    253,812,622     24,156,208     19,850,375     27,325,657     16,714,094
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $ 42,076,467    $424,062,628   $350,117,797   $ 36,069,574   $ 24,156,208   $ 33,923,217   $ 27,325,657
    ============    ============   ============   ============   ============   ============   ============


             MAINSTAY VP
       INTERNATIONAL EQUITY--
            SERVICE CLASS
     ---------------------------
         2006           2005
     ---------------------------
     $ (1,567,227)  $    262,586
        1,456,284        609,956
        1,500,691      3,389,246
       29,564,850        196,131
     ------------   ------------
       30,954,598      4,457,919
     ------------   ------------
       31,698,184     27,433,954
       (4,270,768)    (2,052,895)
         (349,761)      (475,687)
        6,226,099      6,842,420
       13,291,985      4,093,676
               --             --
     ------------   ------------
       46,595,739     35,841,468
     ------------   ------------
         (117,133)        (1,709)
     ------------   ------------
       77,433,204     40,297,678
       85,067,273     44,769,595
     ------------   ------------
     $162,500,477   $ 85,067,273
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                               MAINSTAY VP                   MAINSTAY VP
                                                           LARGE CAP GROWTH--              MID CAP CORE--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (390,250)  $   (259,957)  $ (1,399,112)  $   (579,976)
    Net realized gain (loss) on investments..........       124,230         29,691      2,224,960        824,024
    Realized gain distribution received..............            --             --        615,075      6,927,919
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,560,579        727,614      9,255,316        195,435
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,294,559        497,348     10,696,239      7,367,402
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     7,395,000      3,987,436     17,675,659     20,930,769
    Policyowners' surrenders.........................    (1,094,378)      (779,103)    (3,683,385)    (2,059,284)
    Policyowners' annuity and death benefits.........       (51,749)      (160,302)      (419,548)      (688,829)
    Net transfers from (to) Fixed Account............     1,938,399      1,058,069      3,870,801      5,105,394
    Transfers between Investment Divisions...........     1,399,607     (1,576,678)    (1,514,190)     6,048,873
    Contribution (Withdrawals) of Seed Money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     9,586,879      2,529,422     15,929,337     29,336,923
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,162)         2,749        (50,460)        (8,082)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    10,873,276      3,029,519     26,575,116     36,696,243
NET ASSETS:
    Beginning of year................................    19,540,246     16,510,727     74,261,803     37,565,560
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 30,413,522   $ 19,540,246   $100,836,919   $ 74,261,803
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                           SMALL CAP GROWTH--              TOTAL RETURN--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,095,207)  $   (897,571)  $   (500,109)  $    (33,378)
    Net realized gain (loss) on investments..........     1,789,108        576,844        677,663        352,738
    Realized gain distribution received..............           606      1,166,930        612,174             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     2,337,920        771,281      2,495,779      1,529,908
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,032,427      1,617,484      3,285,507      1,849,268
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     8,422,913     16,593,575      5,251,264      8,878,845
    Policyowners' surrenders.........................    (2,987,897)    (2,068,567)    (2,038,414)    (1,821,281)
    Policyowners' annuity and death benefits.........      (238,230)      (364,896)      (169,265)      (122,041)
    Net transfers from (to) Fixed Account............     2,365,846      3,394,355        852,594      2,334,240
    Transfers between Investment Divisions...........    (6,929,351)    (1,230,278)    (2,818,218)    (2,428,851)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       633,281     16,324,189      1,077,961      6,840,912
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (28,742)        13,980        (16,673)           345
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     3,636,966     17,955,653      4,346,795      8,690,525
NET ASSETS:
    Beginning of year................................    67,275,485     49,319,832     42,894,840     34,204,315
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 70,912,451   $ 67,275,485   $ 47,241,635   $ 42,894,840
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(e) For the period February 13, 2006 (Commencements of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                               MAINSTAY VP
                                                                MAINSTAY VP      MODERATE
                                                                  MODERATE        GROWTH
            MAINSTAY VP                   MAINSTAY VP           ALLOCATION--   ALLOCATION--           MAINSTAY VP
         MID CAP GROWTH--               MID CAP VALUE--           SERVICE        SERVICE            S&P 500 INDEX--
           SERVICE CLASS                 SERVICE CLASS             CLASS          CLASS              SERVICE CLASS
    ---------------------------   ---------------------------   ------------   ------------   ---------------------------
        2006           2005           2006           2005         2006(e)        2006(e)          2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,966,300)  $ (1,291,205)  $ (2,193,115)  $   (879,800)  $   118,688    $   118,365    $ (2,345,203)  $   (591,887)
       6,413,402      1,478,297      2,637,059      1,303,889      (351,143)        51,389       3,035,684      1,180,491
       2,268,593         49,674      1,957,953      5,776,211       266,344        502,977              --             --
       1,174,458     12,066,986     13,614,314     (1,999,269)    4,762,167      5,794,903      25,093,961      4,864,030
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,890,153     12,303,752     16,016,211      4,201,031     4,796,056      6,467,634      25,784,442      5,452,634
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      21,100,845     29,662,492     22,028,414     40,062,950    41,647,389     50,139,596      27,700,133     44,159,025
      (5,533,619)    (3,136,101)    (5,610,930)    (3,835,441)   (1,874,686)    (1,971,966)     (8,765,610)    (5,910,120)
        (159,177)      (327,561)      (708,306)      (381,359)     (203,484)       (19,175)       (971,644)      (782,201)
       4,195,259      5,408,415      5,665,006     11,498,158     7,386,608      7,562,636       5,994,400     12,064,774
      (9,920,328)     5,234,721     (9,908,861)     3,667,262    41,494,902     41,177,275      (9,245,454)    (4,203,026)
              --             --             --             --       250,000        250,000              --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,682,980     36,841,966     11,465,323     51,011,570    88,700,729     97,138,366      14,711,825     45,328,452
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (64,549)        (8,924)       (68,577)         6,653       (16,864)       (20,689)       (114,686)        10,467
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      17,508,584     49,136,794     27,412,957     55,219,254    93,479,921    103,585,311      40,381,581     50,791,553
     109,923,122     60,786,328    126,700,950     71,481,696            --             --     183,606,166    132,814,613
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $127,431,706   $109,923,122   $154,113,907   $126,700,950   $93,479,921    $103,585,311   $223,987,747   $183,606,166
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                      COLUMBIA SMALL
            MAINSTAY VP              ALGER AMERICAN SMALL             CAP VALUE FUND,            DREYFUS IP TECHNOLOGY
              VALUE--                  CAPITALIZATION--              VARIABLE SERIES--                 GROWTH--
           SERVICE CLASS                CLASS S SHARES                    CLASS B                   SERVICE SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,067,614)  $   (213,919)  $   (722,200)  $   (361,432)  $   (431,809)  $   (163,431)  $   (359,619)  $   (301,167)
       1,671,794        620,648      1,325,987        408,732        609,248         14,030         79,293         21,054
       1,457,508             --             --             --      1,127,346         30,073             --             --
      10,926,618      2,289,382      6,475,942      3,567,754      4,058,012      1,058,486        809,478        779,153
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      12,988,306      2,696,111      7,079,729      3,615,054      5,362,797        939,158        529,152        499,040
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      15,694,810     15,172,383     13,324,211      8,942,206     11,313,493      8,920,496      3,637,067      4,545,221
      (3,684,517)    (2,350,138)    (1,979,801)      (990,842)    (1,742,721)      (329,847)    (1,193,598)      (992,000)
        (442,968)      (270,747)      (127,911)       (38,847)      (145,863)       (23,212)      (145,742)       (48,211)
       3,187,148      3,803,296      1,945,607      1,679,703      2,944,505      1,952,669        595,626        970,095
       1,761,743         91,286      3,503,488      1,114,522     11,535,862      8,661,121       (580,164)    (2,261,557)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,516,216     16,446,080     16,665,594     10,706,742     23,905,276     19,181,227      2,313,189      2,213,548
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (53,784)         2,085        (36,215)        (4,299)       (22,423)        (1,498)        (2,925)         3,777
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      29,450,738     19,144,276     23,709,108     14,317,497     29,245,650     20,118,887      2,839,416      2,716,365
      69,730,490     50,586,214     32,614,471     18,296,974     21,667,889      1,549,002     22,165,565     19,449,200
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 99,181,228   $ 69,730,490   $ 56,323,579   $ 32,614,471   $ 50,913,539   $ 21,667,889   $ 25,004,981   $ 22,165,565
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                             FIDELITY(R) VIP               FIDELITY(R) VIP
                                                             CONTRAFUND(R)--               EQUITY-INCOME--
                                                             SERVICE CLASS 2               SERVICE CLASS 2
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,140,040)  $ (1,789,681)  $  1,850,537   $   (300,882)
    Net realized gain (loss) on investments..........     2,384,032        805,339      1,123,061        680,571
    Realized gain distribution received..............    20,417,114         17,578     16,129,006      2,625,478
    Change in unrealized appreciation (depreciation)
      on investments.................................    (1,151,303)    20,024,706      2,678,510      1,271,030
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    20,509,803     19,057,942     21,781,114      4,276,197
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    58,964,797     50,357,609     26,658,811     28,787,807
    Policyowners' surrenders.........................    (7,856,268)    (4,079,261)    (5,579,781)    (3,389,737)
    Policyowners' annuity and death benefits.........      (750,454)      (693,129)      (614,059)      (441,233)
    Net transfers from (to) Fixed Account............    13,605,907     12,356,894      4,637,573      8,175,528
    Transfers between Investment Divisions...........     4,316,813      8,543,713      2,315,791       (354,091)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    68,280,795     66,485,826     27,418,335     32,778,274
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (114,494)       (28,651)       (92,493)         1,936
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    88,676,104     85,515,117     49,106,956     37,056,407
NET ASSETS:
    Beginning of year................................   171,919,922     86,404,805    106,213,164     69,156,757
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $260,596,026   $171,919,922   $155,320,120   $106,213,164
                                                       ============   ============   ============   ============

                                                                 MFS(R)                        MFS(R)
                                                            RESEARCH SERIES--            UTILITIES SERIES--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (100,375)  $    (77,808)  $    617,984   $ (1,240,809)
    Net realized gain (loss) on investments..........       249,929        189,516      6,136,316      1,345,942
    Realized gain distribution received..............            --             --      8,728,554             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       518,119        307,341     48,935,783     15,148,472
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       667,673        419,049     64,418,637     15,253,605
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,114,450      1,998,126     52,772,968     50,779,985
    Policyowners' surrenders.........................      (348,615)      (252,805)   (15,919,899)    (5,952,786)
    Policyowners' annuity and death benefits.........       (47,413)       (17,585)    (1,624,719)      (405,223)
    Net transfers from (to) Fixed Account............       245,797        458,324     14,140,197     14,126,974
    Transfers between Investment Divisions...........      (315,147)      (115,428)    22,639,403     72,684,839
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       649,072      2,070,632     72,007,950    131,233,789
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (3,681)          (360)      (248,739)       (24,394)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     1,313,064      2,489,321    136,177,848    146,463,000
NET ASSETS:
    Beginning of year................................     7,521,499      5,032,178    186,377,766     39,914,766
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $  8,834,563   $  7,521,499   $322,555,614   $186,377,766
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

          FIDELITY(R) VIP             JANUS ASPEN SERIES            JANUS ASPEN SERIES             MFS(R) INVESTORS
             MID CAP--                    BALANCED--                WORLDWIDE GROWTH--              TRUST SERIES--
          SERVICE CLASS 2               SERVICE SHARES                SERVICE SHARES                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (2,399,217)  $ (1,699,382)  $    408,114   $    493,852   $     33,638   $    (57,270)  $    (83,175)  $    (55,639)
       4,625,602      1,767,744      1,359,922        964,368        541,515        268,527        290,420         97,073
      19,509,813      1,421,216             --             --             --             --             --             --
      (4,753,011)    17,696,876      6,159,147      3,401,174      3,803,338        817,774        386,395        231,446
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,983,187     19,186,454      7,927,183      4,859,394      4,378,491      1,029,031        593,640        272,880
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      28,484,016     28,868,064     12,474,276     18,494,217      4,029,316      5,609,822        844,305      1,418,895
     (11,237,454)    (5,769,740)    (4,644,752)    (3,402,173)    (1,465,531)    (1,142,893)      (223,513)      (311,090)
        (717,491)      (662,133)    (1,003,348)    (1,069,747)       (37,272)      (259,249)        (1,072)        (5,043)
       5,362,456      8,167,408      3,320,832      5,685,563        725,425      1,265,928        275,137        373,941
       2,185,580     26,584,995     (2,493,509)    (3,935,060)    (1,878,136)      (999,603)      (148,269)        74,354
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      24,077,107     57,188,594      7,653,499     15,772,800      1,373,802      4,474,005        746,588      1,551,057
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (98,477)       (29,927)       (35,549)        (4,496)       (15,735)         1,214         (3,115)          (352)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      40,961,817     76,345,121     15,545,133     20,627,698      5,736,558      5,504,250      1,337,113      1,823,585
     150,496,726     74,151,605     85,681,748     65,054,050     25,827,848     20,323,598      5,446,346      3,622,761
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $191,458,543   $150,496,726   $101,226,881   $ 85,681,748   $ 31,564,406   $ 25,827,848   $  6,783,459   $  5,446,346
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                      VAN KAMPEN UIF                  VICTORY VIF
       NEUBERGER BERMAN AMT              T. ROWE PRICE                   EMERGING                     DIVERSIFIED
         MID-CAP GROWTH--                EQUITY INCOME               MARKETS EQUITY--                   STOCK--
              CLASS S                    PORTFOLIO--II                   CLASS II                   CLASS A SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (251,561)  $   (127,552)  $   (311,238)  $   (112,074)  $   (511,758)  $   (279,523)  $   (239,419)  $   (160,201)
       1,048,674        194,210        754,483         (3,860)     2,690,634        472,396        485,172        114,858
              --             --      5,033,256      6,095,020      1,538,638             --        585,003             --
         948,952      1,031,216     20,636,799     (2,958,572)    15,781,405      7,406,751      1,433,492      1,027,657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,746,065      1,097,874     26,113,300      3,020,514     19,498,919      7,599,624      2,264,248        982,314
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,640,862      2,931,211     31,248,196     42,104,279     22,823,953     13,259,666      2,851,616      3,506,384
        (979,162)      (386,653)    (6,332,650)    (4,028,106)    (2,795,538)      (941,566)    (1,200,065)      (496,951)
         (16,841)       (51,635)    (1,095,090)      (636,088)       (98,392)       (80,289)       (29,070)        (9,355)
         477,531        612,913      7,573,830     11,547,871      3,750,936      1,955,206      1,166,954      1,589,358
       2,130,793      1,432,364       (317,714)     5,878,403      7,114,934      4,328,730      1,509,534      4,884,430
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,253,183      4,538,200     31,076,572     54,866,359     30,795,893     18,521,747      4,298,969      9,473,866
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (8,648)          (832)      (110,566)         8,167        (86,799)       (11,874)        (9,620)        (1,089)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,990,600      5,635,242     57,079,306     57,895,040     50,208,013     26,109,497      6,553,597     10,455,091
      11,419,319      5,784,077    137,464,868     79,569,828     40,333,336     14,223,839     16,310,560      5,855,469
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,409,919   $ 11,419,319   $194,544,174   $137,464,868   $ 90,541,349   $ 40,333,336   $ 22,864,157   $ 16,310,560
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 4, 2006, sales of the Lifestages(R) Variable Annuity and MainStay Plus Variable Annuity were discontinued. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC ("ICAP"), a wholly-owned subsidiary of NYLIM Holdings, became an interim sub-adviser, having replaced The Dreyfus Corporation. At a special meeting of shareholders held on September 28, 2006, a new subadvisory agreement between NYLIM and ICAP was approved.

  The MainStay VP Cash Management, Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Conservative
Allocation - Service Class, MainStay VP Floating Rate - Service Class, MainStay VP Growth Allocation - Service Class, MainStay VP Moderate Allocation - Service Class, MainStay VP Moderate Growth Allocation - Service Class, Columbia Small Cap Value Fund, Variable Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP Income & Growth--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(2)
MainStay VP Income & Growth--Service Class
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Basic Value--Initial Class

  (2) Formerly MainStay VP Basic Value--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

--------------------------------------------------------------------------------

This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

  In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

  The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2006, the investments of the Separate Account are as follows:

                                                                     MAINSTAY VP                         MAINSTAY VP
                                                   MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                                     BOND--        APPRECIATION--         CASH             STOCK--
                                                  INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................       12,535            10,428           183,831            10,626
Identified cost................................     $171,150          $286,526          $183,829          $231,004


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    LARGE CAP          MID CAP           MID CAP           MID CAP
                                                    GROWTH--           CORE--           GROWTH--           VALUE--
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................        5,717             4,873             6,643            10,704
Identified cost................................     $ 74,003          $ 58,667          $ 70,000          $112,247

  Investment activity for the year ended December 31, 2006, was as follows:

                                                                     MAINSTAY VP                         MAINSTAY VP
                                                   MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                                     BOND--        APPRECIATION--         CASH             STOCK--
                                                  INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $  4,083          $  2,258          $140,855          $  8,702
Proceeds from sales............................       45,248            73,676           134,030            57,410

                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    LARGE CAP          MID CAP           MID CAP           MID CAP
                                                    GROWTH--           CORE--           GROWTH--           VALUE--
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $  3,336          $  6,204          $ 10,188          $  4,939
Proceeds from sales............................       15,846            15,194            24,331            29,005

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP
                        MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
         13,862             1,986            11,611            58,840             3,920             3,677             7,124
       $144,305          $ 17,491          $127,478          $532,103          $ 39,672          $ 38,766          $ 94,645


      MAINSTAY VP       MAINSTAY VP                                              ALGER             CALVERT         DREYFUS IP
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL        SOCIAL          TECHNOLOGY
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      BALANCED          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO      INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         18,028             4,701             9,593            12,048              3,062            22,367             2,053
       $463,018          $ 43,284          $178,836          $182,743           $ 51,116          $ 40,773          $ 17,763

                                                            MAINSTAY VP
                        MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  6,851          $  4,847          $  5,152          $ 30,113          $  5,207          $  2,361          $ 26,235
         36,603             7,360            40,240           151,731             8,774            13,022            14,145


      MAINSTAY VP       MAINSTAY VP                                              ALGER             CALVERT         DREYFUS IP
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL        SOCIAL          TECHNOLOGY
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      BALANCED          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO      INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  6,699          $  2,642          $  4,718          $  9,509           $  6,824          $  5,493          $  2,504
        118,329            13,655            44,194            43,460             17,815            10,053             5,279

--------------------------------------------------------------------------------

                                                                                                         JANUS ASPEN
                                                                     FIDELITY(R)       JANUS ASPEN         SERIES
                                                   FIDELITY(R)           VIP             SERIES           WORLDWIDE
                                                       VIP             EQUITY-         BALANCED--         GROWTH--
                                                 CONTRAFUND(R)--      INCOME--        INSTITUTIONAL     INSTITUTIONAL
                                                  INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                                                 ---------------------------------------------------------------------
Number of shares...............................       13,201             8,913            16,645             6,051
Identified cost................................     $322,743          $202,614          $393,211          $223,154

                                                                     VAN KAMPEN
                                                                    UIF EMERGING
                                                     VAN ECK           MARKETS
                                                    WORLDWIDE         EQUITY--
                                                   HARD ASSETS         CLASS I
                                                 ---------------------------------
Number of shares...............................        8,194             5,377
Identified cost................................     $201,255          $ 60,120

                                                                                                         JANUS ASPEN
                                                                     FIDELITY(R)       JANUS ASPEN         SERIES
                                                   FIDELITY(R)           VIP             SERIES           WORLDWIDE
                                                       VIP             EQUITY-         BALANCED--         GROWTH--
                                                 CONTRAFUND(R)--      INCOME--        INSTITUTIONAL     INSTITUTIONAL
                                                  INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 49,293          $ 41,267          $ 12,367          $  5,943
Proceeds from sales............................       69,048            37,143           115,694            49,841

                                                                     VAN KAMPEN
                                                                    UIF EMERGING
                                                     VAN ECK           MARKETS
                                                    WORLDWIDE         EQUITY--
                                                   HARD ASSETS         CLASS I
                                                 ---------------------------------
Purchases......................................     $ 96,354          $ 22,655
Proceeds from sales............................       32,603            17,402

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                             NEUBERGER
        MFS(R)                                                BERMAN             ROYCE             ROYCE
       INVESTORS          MFS(R)            MFS(R)              AMT            MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         TRUST           RESEARCH          UTILITIES          MID-CAP         PORTFOLIO--       PORTFOLIO--         EQUITY
       SERIES--          SERIES--          SERIES--          GROWTH--         INVESTMENT        INVESTMENT          INCOME
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
          1,227             1,791               183               305             3,164             3,117             9,183
       $ 21,194          $ 26,377          $  4,064          $  5,164          $ 44,094          $ 31,584          $180,910



                                                             NEUBERGER
        MFS(R)                                                BERMAN             ROYCE             ROYCE
       INVESTORS          MFS(R)            MFS(R)              AMT            MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         TRUST           RESEARCH          UTILITIES          MID-CAP         PORTFOLIO--       PORTFOLIO--         EQUITY
       SERIES--          SERIES--          SERIES--          GROWTH--         INVESTMENT        INVESTMENT          INCOME
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
       $  2,228          $    790          $  1,838          $  1,037          $ 42,736          $ 23,128          $ 16,300
          7,776             9,497             2,826             1,954             5,704             4,511            38,818



--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP       MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                                   BALANCED--          BOND--        APPRECIATION--        STOCK--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................       11,545             6,185             2,141             2,218
Identified cost................................     $121,984          $ 83,316          $ 45,085          $ 45,031


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                   ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                                    EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................        2,637             2,509             8,761             2,474
Identified cost................................     $ 29,959          $ 28,609          $127,463          $ 27,919


                                                                                       MAINSTAY VP       MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                                   BALANCED--          BOND--        APPRECIATION--        STOCK--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 51,455          $ 14,060          $  5,799          $ 11,100
Proceeds from sales............................       11,350             9,334             7,889             4,449


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                   ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                                    EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 10,649          $  6,011          $ 51,498          $ 12,173
Proceeds from sales............................        3,426             3,522             4,875             2,952

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                                  MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP       HIGH YIELD
     CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH           CORPORATE
     ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--         BOND--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          4,263             7,787             2,064            18,214             5,160             3,731            40,458
       $ 43,634          $ 87,298          $ 19,527          $180,095          $ 55,407          $ 38,770          $399,479

                                                                              MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
        CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          6,491             8,859            11,194             8,537             9,229             7,781             6,063
       $ 86,698          $104,704          $134,544          $ 87,814          $ 95,968          $184,200          $ 63,141

                                                                                                                  MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP       HIGH YIELD
     CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH           CORPORATE
     ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--         BOND--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 47,933          $ 17,103          $  8,035          $128,508          $ 12,037          $ 40,230          $ 69,101
          4,345             8,632             5,244            25,240             7,442             1,515            30,854

                                                                              MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
        CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 23,895          $ 29,718          $ 22,833          $116,237          $100,775          $ 27,276          $ 10,104
          8,562            19,458            11,630            28,072             4,859            14,740            10,531

--------------------------------------------------------------------------------

                                                                                                           COLUMBIA
                                                                                                           SMALL CAP
                                                                                          ALGER           VALUE FUND,
                                                   MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL       VARIABLE
                                                 TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--
                                                  SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
                                                 ----------------------------------------------------------------------
Number of shares...............................         2,535             4,949              2,011             2,478
Identified cost................................    $   41,985        $   81,817         $   44,336        $   45,956

                                                                                        NEUBERGER
                                                                                         BERMAN
                                                     MFS(R)            MFS(R)              AMT
                                                    RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE
                                                    SERIES--          SERIES--          GROWTH--        EQUITY INCOME
                                                  SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                                                 ---------------------------------------------------------------------
Number of shares...............................          495            11,147               803             7,871
Identified cost................................     $  7,427          $255,250          $ 15,876          $170,375

                                                                                                           COLUMBIA
                                                                                                           SMALL CAP
                                                                                          ALGER           VALUE FUND,
                                                   MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL       VARIABLE
                                                 TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--
                                                  SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
                                                 ----------------------------------------------------------------------
Purchases......................................     $  6,881          $ 23,806           $ 20,187          $ 29,183
Proceeds from sales............................        5,662             6,826              4,183             4,420

                                                                                        NEUBERGER
                                                                                         BERMAN
                                                     MFS(R)            MFS(R)              AMT
                                                    RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE
                                                    SERIES--          SERIES--          GROWTH--        EQUITY INCOME
                                                  SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                                                 ---------------------------------------------------------------------
Purchases......................................    $    1,753        $  104,736        $    8,929        $   44,065
Proceeds from sales............................         1,197            23,627             3,917             8,010

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          FIDELITY(R)                                           JANUS ASPEN         MFS(R)
      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN         SERIES           INVESTORS
      TECHNOLOGY            VIP             EQUITY-             VIP             SERIES           WORLDWIDE           TRUST
       GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
           2,704             8,406             6,021             5,611             3,525               984               316
      $   22,962        $  232,596        $  145,157        $  168,859        $   88,126        $   25,869        $    5,820

      VAN KAMPEN          VICTORY
     UIF EMERGING           VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
          4,644             1,752
       $ 65,358          $ 20,161

                                          FIDELITY(R)                                           JANUS ASPEN         MFS(R)
      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN         SERIES           INVESTORS
      TECHNOLOGY            VIP             EQUITY-             VIP             SERIES           WORLDWIDE           TRUST
       GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  5,591          $ 95,449          $ 52,374          $ 60,917          $ 16,597          $  5,100          $  3,034
          3,592             7,341             6,803            19,575             8,444             3,710             2,367

      VAN KAMPEN          VICTORY
     UIF EMERGING           VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
      $   38,419        $    8,241
           6,728             3,578

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2006             2005             2006             2005
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       110              138              202              283
Units Redeemed..............................................    (2,022)          (1,573)          (3,697)          (4,713)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (1,912)          (1,435)          (3,495)          (4,430)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --                6               --               --
Units Redeemed..............................................       (16)             (15)             (48)             (40)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (16)              (9)             (48)             (40)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        43               25               41               55
Units Redeemed..............................................      (633)            (594)            (673)            (807)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (590)            (569)            (632)            (752)
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        26               39               13               22
Units Redeemed..............................................      (170)            (157)            (137)            (120)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (144)            (118)            (124)             (98)
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................        --                2                1                2
Units Redeemed..............................................        (4)              (2)              (2)              (5)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (4)              --               (1)              (3)
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                 MAINSTAY VP
                             MAINSTAY VP       MAINSTAY VP       DEVELOPING
        MAINSTAY VP        COMMON STOCK--     CONVERTIBLE--       GROWTH--
      CASH MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   ---------------   ---------------
     2006        2005       2006     2005     2006     2005     2006     2005
    --------------------------------------------------------------------------
     22,980     15,639        114      143       96      131       38       26
    (33,846)   (33,050)    (2,005)  (2,377)  (1,432)  (1,616)    (258)  (1,234)
    -------    -------     ------   ------   ------   ------   ------   ------
    (10,866)   (17,411)    (1,891)  (2,234)  (1,336)  (1,485)    (220)  (1,208)
    =======    =======     ======   ======   ======   ======   ======   ======
      4,683      1,330         --       --        4        2        2        2
     (3,121)    (1,616)       (38)     (27)     (19)     (29)      (5)      (2)
    -------    -------     ------   ------   ------   ------   ------   ------
      1,562       (286)       (38)     (27)     (15)     (27)      (3)      --
    =======    =======     ======   ======   ======   ======   ======   ======
      9,974     14,676         39       40       55       49       54       20
     (7,442)   (15,902)      (427)    (600)    (454)  (1,004)     (51)     (83)
    -------    -------     ------   ------   ------   ------   ------   ------
      2,532     (1,226)      (388)    (560)    (399)    (955)       3      (63)
    =======    =======     ======   ======   ======   ======   ======   ======
     23,484     20,549         19       23       19       29        4        5
    (16,940)   (19,326)       (94)     (74)    (125)    (129)     (19)     (14)
    -------    -------     ------   ------   ------   ------   ------   ------
      6,544      1,223        (75)     (51)    (106)    (100)     (15)      (9)
    =======    =======     ======   ======   ======   ======   ======   ======
      1,996      1,798          3        4       21        1        1       --
     (1,105)    (2,011)       (19)      (6)      (6)      (3)      (1)      --
    -------    -------     ------   ------   ------   ------   ------   ------
        891       (213)       (16)      (2)      15       (2)      --       --
    =======    =======     ======   ======   ======   ======   ======   ======
      5,740     12,863         --       --       --       --       --       --
     (2,435)   (14,764)        --       --       --       --       --       --
    -------    -------     ------   ------   ------   ------   ------   ------
      3,305     (1,901)        --       --       --       --       --       --
    =======    =======     ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                       HIGH YIELD
                                                                     GOVERNMENT--                    CORPORATE BOND--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2006             2005             2006             2005
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       117              152              269              376
Units Redeemed..............................................    (1,713)          (1,644)          (4,718)          (4,722)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (1,596)          (1,492)          (4,449)          (4,346)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --                4               60                8
Units Redeemed..............................................       (29)             (35)             (41)            (191)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (29)             (31)              19             (183)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        11               25              127              189
Units Redeemed..............................................      (562)            (762)            (937)          (1,644)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (551)            (737)            (810)          (1,455)
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        11               23               44               59
Units Redeemed..............................................      (200)            (203)            (456)            (425)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (189)            (180)            (412)            (366)
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1                1                2                2
Units Redeemed..............................................        (9)              (7)             (26)             (16)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              (6)             (24)             (14)
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



         MAINSTAY VP           MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
    ICAP SELECT EQUITY--    INCOME & GROWTH--   INTERNATIONAL EQUITY--    LARGE CAP GROWTH--
        INITIAL CLASS         INITIAL CLASS          INITIAL CLASS           INITIAL CLASS
    ---------------------   -----------------   -----------------------   -------------------
      2006        2005       2006      2005        2006         2005        2006       2005
    -----------------------------------------------------------------------------------------
        102          41         50        78         744          927          75         74
       (366)       (479)      (851)     (593)       (585)        (368)       (933)    (1,509)
     ------      ------     ------    ------      ------       ------      ------     ------
       (264)       (438)      (801)     (515)        159          559        (858)    (1,435)
     ======      ======     ======    ======      ======       ======      ======     ======
          2           1          6         1          37           16          --          2
         (9)         (8)       (23)       (2)        (13)         (14)        (17)        (9)
     ------      ------     ------    ------      ------       ------      ------     ------
         (7)         (7)       (17)       (1)         24            2         (17)        (7)
     ======      ======     ======    ======      ======       ======      ======     ======
        103          14         32        48         504          320          51         15
        (96)       (237)      (105)      (58)        (99)        (121)       (143)      (531)
     ------      ------     ------    ------      ------       ------      ------     ------
          7        (223)       (73)      (10)        405          199         (92)      (516)
     ======      ======     ======    ======      ======       ======      ======     ======
         28           5          7         8          93           83          10          8
        (17)        (17)       (20)      (22)        (32)         (17)        (23)       (68)
     ------      ------     ------    ------      ------       ------      ------     ------
         11         (12)       (13)      (14)         61           66         (13)       (60)
     ======      ======     ======    ======      ======       ======      ======     ======
         --          --          1         4          77            4           3          1
        (17)         --         (4)       --          (8)          (5)         (3)        --
     ------      ------     ------    ------      ------       ------      ------     ------
        (17)         --         (3)        4          69           (1)         --          1
     ======      ======     ======    ======      ======       ======      ======     ======
         --          --         --        --          --           --          --         --
         --          --         --        --          --           --          --         --
     ------      ------     ------    ------      ------       ------      ------     ------
         --          --         --        --          --           --          --         --
     ======      ======     ======    ======      ======       ======      ======     ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                     MAINSTAY VP
                                                                       MID CAP                         MID CAP
                                                                       CORE--                         GROWTH--
                                                                    INITIAL CLASS                   INITIAL CLASS
                                                                ---------------------           ---------------------
                                                                2006            2005            2006            2005
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................      75             904             142            1,313
Units Redeemed..............................................    (403)           (664)           (766)            (979)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................    (328)            240            (624)             334
                                                                ====            ====            =====           =====
SERIES II POLICIES
Units Issued................................................       7              13               1               11
Units Redeemed..............................................      (1)             (4)             (9)              (3)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................       6               9              (8)               8
                                                                ====            ====            =====           =====
SERIES III POLICIES
Units Issued................................................      26             241              47              242
Units Redeemed..............................................    (192)            (75)           (427)            (123)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................    (166)            166            (380)             119
                                                                ====            ====            =====           =====
SERIES IV POLICIES
Units Issued................................................      11              37              21               48
Units Redeemed..............................................     (51)            (26)            (93)             (33)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................     (40)             11             (72)              15
                                                                ====            ====            =====           =====
SERIES V POLICIES
Units Issued................................................      --              --              --               --
Units Redeemed..............................................      (1)             --              (1)              (4)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................      (1)             --              (1)              (4)
                                                                ====            ====            =====           =====
SERIES VI POLICIES
Units Issued................................................      --              --              --               --
Units Redeemed..............................................      --              --              --               --
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................      --              --              --               --
                                                                ====            ====            =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           S&P 500          SMALL CAP        MAINSTAY VP
        VALUE--           INDEX--          GROWTH--       TOTAL RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ---------------   ---------------
     2006     2005     2006     2005     2006     2005     2006     2005
    ---------------------------------------------------------------------
       137    1,364      225      294       64      123       91      136
    (1,364)  (1,170)  (4,076)  (4,025)    (681)    (885)  (1,993)  (2,688)
    ------   ------   ------   ------   ------   ------   ------   ------
    (1,227)     194   (3,851)  (3,731)    (617)    (762)  (1,902)  (2,552)
    ======   ======   ======   ======   ======   ======   ======   ======
        --       29       --        8        2        4       --       --
       (14)     (39)     (67)     (39)     (20)     (13)     (19)     (30)
    ------   ------   ------   ------   ------   ------   ------   ------
       (14)     (10)     (67)     (31)     (18)      (9)     (19)     (30)
    ======   ======   ======   ======   ======   ======   ======   ======
        46      364      138      119       24       39       31        4
      (471)    (241)  (1,192)    (926)    (216)    (316)    (317)    (561)
    ------   ------   ------   ------   ------   ------   ------   ------
      (425)     123   (1,054)    (807)    (192)    (277)    (286)    (557)
    ======   ======   ======   ======   ======   ======   ======   ======
        23       46       28       48       12       15        7       18
      (129)     (77)    (207)    (157)     (99)     (64)     (54)     (81)
    ------   ------   ------   ------   ------   ------   ------   ------
      (106)     (31)    (179)    (109)     (87)     (49)     (47)     (63)
    ======   ======   ======   ======   ======   ======   ======   ======
        --        2        1        2       --       --       --        2
        (6)     (13)     (14)      (8)      (2)      (4)     (21)      (7)
    ------   ------   ------   ------   ------   ------   ------   ------
        (6)     (11)     (13)      (6)      (2)      (4)     (21)      (5)
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                 MAINSTAY VP                            ALGER AMERICAN
                                                                   VALUE--                          SMALL CAPITALIZATION--
                                                                INITIAL CLASS                           CLASS O SHARES
                                                          --------------------------              --------------------------
                                                           2006                2005                2006                2005
                                                          ------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................       111                 153                 116                  89
Units Redeemed........................................    (1,438)             (1,604)               (881)               (811)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................    (1,327)             (1,451)               (765)               (722)
                                                          ======              ======              ======              ======
SERIES II POLICIES
Units Issued..........................................        --                   1                   5                   2
Units Redeemed........................................       (26)                (11)                (16)                (12)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................       (26)                (10)                (11)                (10)
                                                          ======              ======              ======              ======
SERIES III POLICIES
Units Issued..........................................        46                 217                 103                  10
Units Redeemed........................................      (343)               (236)               (129)               (249)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................      (297)                (19)                (26)               (239)
                                                          ======              ======              ======              ======
SERIES IV POLICIES
Units Issued..........................................        19                  30                   7                  31
Units Redeemed........................................       (98)               (119)                 (9)                (12)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................       (79)                (89)                 (2)                 19
                                                          ======              ======              ======              ======
SERIES V POLICIES
Units Issued..........................................        --                  --                  --                  --
Units Redeemed........................................        (6)                 (6)                 (3)                 (2)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................        (6)                 (6)                 (3)                 (2)
                                                          ======              ======              ======              ======
SERIES VI POLICIES
Units Issued..........................................        --                  --                  --                  --
Units Redeemed........................................        --                  --                  --                  --
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................        --                  --                  --                  --
                                                          ======              ======              ======              ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2006    2005     2006    2005     2006     2005    2006    2005
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       28       --       4       --       20      --      10
     --     (316)      --     (48)      --     (480)     --    (209)
    ----    ----     ----    ----     ----     ----    ----    ----
     --     (288)      --     (44)      --     (460)     --    (199)
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --        7       --       1       --       16      --       3
     --      (41)      --     (13)      --      (65)     --     (23)
    ----    ----     ----    ----     ----     ----    ----    ----
     --      (34)      --     (12)      --      (49)     --     (20)
    ====    ====     ====    ====     ====     ====    ====    ====

--------------------------------------------------------------------------------



                                                                       CALVERT                      DREYFUS IP
                                                                       SOCIAL                       TECHNOLOGY
                                                                      BALANCED                       GROWTH--
                                                                      PORTFOLIO                   INITIAL SHARES
                                                                ---------------------           -------------------
                                                                2006            2005            2006           2005
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................      63              81             29              32
Units Redeemed..............................................    (331)           (229)           (168)          (545)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................    (268)           (148)           (139)          (513)
                                                                ====            ====            ====           ====
SERIES II POLICIES
Units Issued................................................       9               2             13              --
Units Redeemed..............................................      (4)             (3)            (1)             (3)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................       5              (1)            12              (3)
                                                                ====            ====            ====           ====
SERIES III POLICIES
Units Issued................................................      45              65             12              10
Units Redeemed..............................................    (189)            (83)           (137)          (247)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................    (144)            (18)           (125)           237
                                                                ====            ====            ====           ====
SERIES IV POLICIES
Units Issued................................................      51              90              3               8
Units Redeemed..............................................     (21)            (51)           (33)            (36)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      30              39            (30)            (28)
                                                                ====            ====            ====           ====
SERIES V POLICIES
Units Issued................................................       3              13              1               1
Units Redeemed..............................................      (5)             (9)            (1)             --
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      (2)              4             --               1
                                                                ====            ====            ====           ====
SERIES VI POLICIES
Units Issued................................................      44              67             --              --
Units Redeemed..............................................      (9)            (16)            --              --
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      35              51             --              --
                                                                ====            ====            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2006     2005     2006     2005     2006     2005     2006     2005
    ---------------------------------------------------------------------
       241      893      118      132      211      275      163      195
    (2,227)  (1,771)  (1,428)  (1,458)  (4,393)  (4,644)  (2,699)  (3,507)
    ------   ------   ------   ------   ------   ------   ------   ------
    (1,986)    (878)  (1,310)  (1,326)  (4,182)  (4,369)  (2,536)  (3,312)
    ======   ======   ======   ======   ======   ======   ======   ======
        28       24       23        5        6        1        1       --
       (24)     (31)     (12)     (69)     (61)     (39)     (36)     (29)
    ------   ------   ------   ------   ------   ------   ------   ------
         4       (7)      11      (64)     (55)     (38)     (35)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       151      534      149       49       59       26       24        8
      (336)    (328)    (237)    (311)    (855)  (1,277)    (284)    (497)
    ------   ------   ------   ------   ------   ------   ------   ------
      (185)     206      (88)    (262)    (796)  (1,251)    (260)    (489)
    ======   ======   ======   ======   ======   ======   ======   ======
        82      165       30       29       23       39       11       15
       (72)     (55)     (40)     (48)    (191)    (264)     (64)     (70)
    ------   ------   ------   ------   ------   ------   ------   ------
        10      110      (10)     (19)    (168)    (225)     (53)     (55)
    ======   ======   ======   ======   ======   ======   ======   ======
         7       15        6       16        3        5       --       --
       (16)      (8)     (31)     (14)     (27)      (6)      (5)      (1)
    ------   ------   ------   ------   ------   ------   ------   ------
        (9)       7      (25)       2      (24)      (1)      (5)      (1)
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                            MFS(R) INVESTORS                 MFS(R) RESEARCH                MFS(R) UTILITIES
                                             TRUST SERIES--                     SERIES--                        SERIES--
                                              INITIAL CLASS                   INITIAL CLASS                  INITIAL CLASS
                                          ---------------------           ---------------------           --------------------
                                          2006            2005            2006            2005            2006            2005
                                          ------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................      16              20              27              41               9              76
Units Redeemed........................    (412)           (459)           (714)           (596)            (99)            (23)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............    (396)           (439)           (687)           (555)            (90)             53
                                          ====            ====            ====            ====            ====            ====
SERIES II POLICIES
Units Issued..........................      --              --               1              --               2              --
Units Redeemed........................      (4)             (7)             (4)            (10)             --              (1)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      (4)             (7)             (3)            (10)              2              (1)
                                          ====            ====            ====            ====            ====            ====
SERIES III POLICIES
Units Issued..........................       6               3              12               1              55              26
Units Redeemed........................    (125)            (66)            (96)           (192)            (47)            (26)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............    (119)            (63)            (84)           (191)              8              --
                                          ====            ====            ====            ====            ====            ====
SERIES IV POLICIES
Units Issued..........................       3               4               3               1               1              --
Units Redeemed........................     (12)            (14)            (15)             (7)             (1)             (1)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      (9)            (10)            (12)             (6)             --              (1)
                                          ====            ====            ====            ====            ====            ====
SERIES V POLICIES
Units Issued..........................      --              --              --              --              --              --
Units Redeemed........................      (2)             (1)             (2)             --              (1)             --
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      (2)             (1)             (2)             --              (1)             --
                                          ====            ====            ====            ====            ====            ====
SERIES VI POLICIES
Units Issued..........................      --              --              --              --              --              --
Units Redeemed........................      --              --              --              --              --              --
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      --              --              --              --              --              --
                                          ====            ====            ====            ====            ====            ====

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN         ROYCE              ROYCE
       AMT MID CAP         MICRO-CAP          SMALL-CAP        T. ROWE PRICE
        GROWTH--          PORTFOLIO--        PORTFOLIO--       EQUITY INCOME
         CLASS I        INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
    -----------------   ----------------   ----------------   ---------------
     2006      2005      2006    2005(A)    2006    2005(B)    2006     2005
    -------------------------------------------------------------------------
        19         4       976      162       580      395       161    1,318
       (57)      (98)      (84)      (3)      (60)      (8)   (1,736)  (1,163)
    ------    ------    ------   ------    ------   ------    ------   ------
       (38)      (94)      892      159       520      387    (1,575)     155
    ======    ======    ======   ======    ======   ======    ======   ======
        --        --        43        4        31      119        18        8
        (1)       (2)       (3)      --       (97)      --       (11)     (29)
    ------    ------    ------   ------    ------   ------    ------   ------
        (1)       (2)       40        4       (66)     119         7      (21)
    ======    ======    ======   ======    ======   ======    ======   ======
         4         3       607      136       361      226        76      434
       (24)      (95)      (21)      (3)      (19)      (5)     (362)    (247)
    ------    ------    ------   ------    ------   ------    ------   ------
       (20)      (92)      586      133       342      221      (286)     187
    ======    ======    ======   ======    ======   ======    ======   ======
         2        --       648      191       429      286        20      147
        (5)       (3)      (17)      (1)      (19)      (2)      (80)     (65)
    ------    ------    ------   ------    ------   ------    ------   ------
        (3)       (3)      631      190       410      284       (60)      82
    ======    ======    ======   ======    ======   ======    ======   ======
        --        --        27        7        21        6         5       10
        (4)       --        (1)      --        (1)      --       (24)      (9)
    ------    ------    ------   ------    ------   ------    ------   ------
        (4)       --        26        7        20        6       (19)       1
    ======    ======    ======   ======    ======   ======    ======   ======
        --        --       447       68       274      149        --       --
        --        --       (16)      --       (17)      (1)       --       --
    ------    ------    ------   ------    ------   ------    ------   ------
        --        --       431       68       257      148        --       --
    ======    ======    ======   ======    ======   ======    ======   ======

--------------------------------------------------------------------------------


                                                                                                        VAN KAMPEN
                                                                                                            UIF
                                                                        VAN ECK                          EMERGING
                                                                       WORLDWIDE                     MARKETS EQUITY--
                                                                      HARD ASSETS                         CLASS I
                                                                -----------------------           -----------------------
                                                                2006             2005             2006             2005
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................     882             1,746             463               605
Units Redeemed..............................................    (426)             (177)           (434)             (303)
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................     456             1,569              29               302
                                                                =====            =====            =====            =====
SERIES II POLICIES
Units Issued................................................      68                41               7                31
Units Redeemed..............................................      (9)               (4)             (3)               (2)
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................      59                37               4                29
                                                                =====            =====            =====            =====
SERIES III POLICIES
Units Issued................................................     642             1,355             217               352
Units Redeemed..............................................    (209)             (116)            (87)              (42)
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................     433             1,239             130               310
                                                                =====            =====            =====            =====
SERIES IV POLICIES
Units Issued................................................     702               791              34                68
Units Redeemed..............................................     (73)              (29)            (14)               (4)
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................     629               762              20                64
                                                                =====            =====            =====            =====
SERIES V POLICIES
Units Issued................................................      39                24               2                 2
Units Redeemed..............................................      (2)               --              (2)               --
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................      37                24              --                 2
                                                                =====            =====            =====            =====
SERIES VI POLICIES
Units Issued................................................     503               632              --                --
Units Redeemed..............................................     (50)              (28)             --                --
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................     453               604              --                --
                                                                =====            =====            =====            =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                          MAINSTAY VP         MAINSTAY VP            MAINSTAY VP
                                          BALANCED--            BOND--         CAPITAL APPRECIATION--
                                         SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
                                       -----------------   -----------------   -----------------------
                                        2006     2005(c)    2006      2005        2006         2005
                                       ---------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................   1,382     3,192       272       421        150          208
Units Redeemed.......................    (386)      (77)      (85)      (48)       (79)         (73)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     996     3,115       187       373         71          135
                                        =====     =====     =====     =====      =====        =====
SERIES II POLICIES
Units Issued.........................     189       138        61        39         16            7
Units Redeemed.......................     (53)       (2)      (13)       (5)        (5)          (1)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     136       136        48        34         11            6
                                        =====     =====     =====     =====      =====        =====
SERIES III POLICIES
Units Issued.........................     923     1,834       301       651         88          288
Units Redeemed.......................    (110)       (9)     (348)     (160)      (203)        (228)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     813     1,825       (47)      491       (115)          60
                                        =====     =====     =====     =====      =====        =====
SERIES IV POLICIES
Units Issued.........................     972     1,337       442       737        116          188
Units Redeemed.......................    (111)      (17)     (229)     (111)      (131)        (146)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     861     1,320       213       626        (15)          42
                                        =====     =====     =====     =====      =====        =====
SERIES V POLICIES
Units Issued.........................      70       145        38       116          1           15
Units Redeemed.......................     (33)       (1)      (20)      (10)        (2)          (6)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............      37       144        18       106         (1)           9
                                        =====     =====     =====     =====      =====        =====
SERIES VI POLICIES
Units Issued.........................     852     1,290       183       576        108          265
Units Redeemed.......................    (152)      (15)     (101)      (73)      (166)         (72)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     700     1,275        82       503        (58)         193
                                        =====     =====     =====     =====      =====        =====

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                         MAINSTAY VP
       MAINSTAY VP      CONSERVATIVE       MAINSTAY VP          MAINSTAY VP
     COMMON STOCK--     ALLOCATION--      CONVERTIBLE--     DEVELOPING GROWTH--
      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        SERVICE CLASS
    -----------------   -------------   -----------------   -------------------
     2006      2005        2006(d)       2006      2005       2006       2005
    ---------------------------------------------------------------------------
       147       170        1,712          244       295        98         97
       (24)      (18)        (100)        (101)      (74)      (17)       (23)
     -----     -----        -----        -----     -----     -----      -----
       123       152        1,612          143       221        81         74
     =====     =====        =====        =====     =====     =====      =====
        32         3          214           95        35        10          4
        (3)       --          (35)         (16)       (3)       (2)        --
     -----     -----        -----        -----     -----     -----      -----
        29         3          179           79        32         8          4
     =====     =====        =====        =====     =====     =====      =====
       152       215          938          294       364        91         96
      (112)      (66)         (19)        (247)     (252)      (69)       (31)
     -----     -----        -----        -----     -----     -----      -----
        40       149          919           47       112        22         65
     =====     =====        =====        =====     =====     =====      =====
       185       299          688          398       580        86        117
       (87)      (46)          (7)        (169)     (193)      (49)       (53)
     -----     -----        -----        -----     -----     -----      -----
        98       253          681          229       387        37         64
     =====     =====        =====        =====     =====     =====      =====
         9         7          109           29        33         3          5
        (3)       --          (18)         (22)      (26)       (2)        (1)
     -----     -----        -----        -----     -----     -----      -----
         6         7           91            7         7         1          4
     =====     =====        =====        =====     =====     =====      =====
       167       182          842          280       485        68         75
       (31)      (38)          (5)        (153)     (187)      (12)       (15)
     -----     -----        -----        -----     -----     -----      -----
       136       144          837          127       298        56         60
     =====     =====        =====        =====     =====     =====      =====

--------------------------------------------------------------------------------



                                                                                MAINSTAY VP
                                          MAINSTAY VP         MAINSTAY VP         GROWTH
                                        FLOATING RATE--      GOVERNMENT--      ALLOCATION--
                                         SERVICE CLASS       SERVICE CLASS     SERVICE CLASS
                                       -----------------   -----------------   -------------
                                        2006     2005(e)    2006      2005        2006(d)
                                       -----------------------------------------------------
SERIES I POLICIES
Units Issued.........................   3,048     3,652       209       342        1,570
Units Redeemed.......................    (359)      (40)      (85)      (75)         (46)
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............   2,689     3,612       124       267        1,524
                                        =====     =====     =====     =====        =====
SERIES II POLICIES
Units Issued.........................     735       404        26        32           53
Units Redeemed.......................    (311)      (31)      (14)       (2)          --
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............     424       373        12        30           53
                                        =====     =====     =====     =====        =====
SERIES III POLICIES
Units Issued.........................   2,766     1,280       206       466          656
Units Redeemed.......................    (115)       (8)     (160)     (131)         (10)
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............   2,651     1,272        46       335          646
                                        =====     =====     =====     =====        =====
SERIES IV POLICIES
Units Issued.........................   2,444     1,064       308       428        1,008
Units Redeemed.......................    (143)      (12)     (159)      (83)          (9)
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............   2,301     1,052       149       345          999
                                        =====     =====     =====     =====        =====
SERIES V POLICIES
Units Issued.........................     244       171        48        57           64
Units Redeemed.......................     (90)       (7)      (13)       (2)          --
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............     154       164        35        55           64
                                        =====     =====     =====     =====        =====
SERIES VI POLICIES
Units Issued.........................   1,383     1,159       178       498          522
Units Redeemed.......................    (117)      (14)      (48)     (167)         (11)
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............   1,266     1,145       130       331          511
                                        =====     =====     =====     =====        =====

Not all investment divisions are available under all policies.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP
       HIGH YIELD            MAINSTAY VP           MAINSTAY VP            MAINSTAY VP
    CORPORATE BOND--    ICAP SELECT EQUITY--    INCOME & GROWTH--   INTERNATIONAL EQUITY--
      SERVICE CLASS         SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
    -----------------   ---------------------   -----------------   -----------------------
     2006      2005       2006        2005       2006      2005        2006         2005
    ---------------------------------------------------------------------------------------
     1,083     1,507         99          91        103       113          512          446
      (349)     (230)       (18)        (10)       (33)      (11)         (42)         (18)
    ------    ------     ------      ------     ------    ------       ------       ------
       734     1,277         81          81         70       102          470          428
    ======    ======     ======      ======     ======    ======       ======       ======
       405       280         27           4         25        29          129           59
       (95)      (44)        (3)         (1)        (4)       --          (13)          (4)
    ------    ------     ------      ------     ------    ------       ------       ------
       310       236         24           3         21        29          116           55
    ======    ======     ======      ======     ======    ======       ======       ======
     1,320     2,789        126          97         77       240          606          721
      (979)   (1,081)       (46)        (62)       (58)      (41)         (81)         (76)
    ------    ------     ------      ------     ------    ------       ------       ------
       341     1,708         80          35         19       199          525          645
    ======    ======     ======      ======     ======    ======       ======       ======
     1,726     2,855        199         147         97       215          988          853
    (1,080)     (844)       (30)        (45)       (53)      (35)         (93)         (51)
    ------    ------     ------      ------     ------    ------       ------       ------
       646     2,011        169         102         44       180          895          802
    ======    ======     ======      ======     ======    ======       ======       ======
       133       323         19          12         16        20           59           66
      (126)      (98)        (8)         (3)        (3)       --           (6)          (2)
    ------    ------     ------      ------     ------    ------       ------       ------
         7       225         11           9         13        20           53           64
    ======    ======     ======      ======     ======    ======       ======       ======
     1,524     2,480        179          92        101       276          923          708
      (775)     (567)       (18)        (48)       (88)      (12)         (56)         (35)
    ------    ------     ------      ------     ------    ------       ------       ------
       749     1,913        161          44         13       264          867          673
    ======    ======     ======      ======     ======    ======       ======       ======

--------------------------------------------------------------------------------



                                           MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                                       LARGE CAP GROWTH--     MID CAP CORE--     MID CAP GROWTH--
                                          SERVICE CLASS        SERVICE CLASS       SERVICE CLASS
                                       -------------------   -----------------   -----------------
                                         2006       2005      2006      2005      2006      2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     170        106       285       346       348       481
Units Redeemed.......................     (29)       (19)      (39)      (20)     (118)      (30)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............     141         87       246       326       230       451
                                         ====       ====      ====      ====      ====      ====
SERIES II POLICIES
Units Issued.........................      20          6        57        28        51        51
Units Redeemed.......................      (1)        --       (11)       (1)      (27)       (1)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      19          6        46        27        24        50
                                         ====       ====      ====      ====      ====      ====
SERIES III POLICIES
Units Issued.........................     187        125       245       519       234       645
Units Redeemed.......................     (43)       (99)      (98)      (75)     (248)      (85)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............     144         26       147       444       (14)      560
                                         ====       ====      ====      ====      ====      ====
SERIES IV POLICIES
Units Issued.........................     366        120       391       548       434       728
Units Redeemed.......................     (29)       (95)      (84)      (47)     (168)      (68)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............     337         25       307       501       266       660
                                         ====       ====      ====      ====      ====      ====
SERIES V POLICIES
Units Issued.........................      15         17        27        51        13        33
Units Redeemed.......................      (3)        --        (7)       (2)      (13)       (2)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      12         17        20        49        --        31
                                         ====       ====      ====      ====      ====      ====
SERIES VI POLICIES
Units Issued.........................     219        111       299       660       394       714
Units Redeemed.......................     (18)       (31)     (106)      (37)     (348)      (37)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............     201         80       193       623        46       677
                                         ====       ====      ====      ====      ====      ====

Not all investment divisions are available under all policies.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                         MAINSTAY VP
                         MAINSTAY VP      MODERATE
       MAINSTAY VP        MODERATE         GROWTH          MAINSTAY VP          MAINSTAY VP
     MID CAP VALUE--    ALLOCATION--    ALLOCATION--     S&P 500 INDEX--    SMALL CAP GROWTH--
      SERVICE CLASS     SERVICE CLASS   SERVICE CLASS     SERVICE CLASS        SERVICE CLASS
    -----------------   -------------   -------------   -----------------   -------------------
     2006      2005        2006(d)         2006(d)       2006      2005       2006       2005
    -------------------------------------------------------------------------------------------
       388       653        2,885           3,285          719       963       215        353
      (104)      (43)        (105)            (91)        (240)     (106)      (88)       (25)
     -----     -----        -----           -----        -----     -----     -----      -----
       284       610        2,780           3,194          479       857       127        328
     =====     =====        =====           =====        =====     =====     =====      =====
        78        48          225             378           76        62        16         20
       (19)       (2)         (10)            (25)         (11)       (3)       (3)        (1)
     -----     -----        -----           -----        -----     -----     -----      -----
        59        46          215             353           65        59        13         19
     =====     =====        =====           =====        =====     =====     =====      =====
       360     1,148        2,045           2,321          468     1,214       168        359
      (330)      (96)         (20)            (31)        (617)     (356)     (202)      (115)
     -----     -----        -----           -----        -----     -----     -----      -----
        30     1,052        2,025           2,290         (149)      858       (34)       244
     =====     =====        =====           =====        =====     =====     =====      =====
       630     1,255        1,987           2,013          731     1,230       219        484
      (297)      (94)         (25)            (32)        (300)     (305)     (164)       (82)
     -----     -----        -----           -----        -----     -----     -----      -----
       333     1,161        1,962           1,981          431       925        55        402
     =====     =====        =====           =====        =====     =====     =====      =====
        28        79          175             170           44       105         8         28
       (20)       (2)          (4)             (3)         (80)      (13)      (22)        (2)
     -----     -----        -----           -----        -----     -----     -----      -----
         8        77          171             167          (36)       92       (14)        26
     =====     =====        =====           =====        =====     =====     =====      =====
       423       927        1,564           1,422          556     1,072       158        307
      (350)      (92)         (38)            (11)        (222)     (118)     (254)       (63)
     -----     -----        -----           -----        -----     -----     -----      -----
        73       835        1,526           1,411          334       954       (96)       244
     =====     =====        =====           =====        =====     =====     =====      =====

--------------------------------------------------------------------------------



                                          MAINSTAY VP         MAINSTAY VP          ALGER AMERICAN
                                        TOTAL RETURN--          VALUE--        SMALL CAPITALIZATION--
                                         SERVICE CLASS       SERVICE CLASS         CLASS S SHARES
                                       -----------------   -----------------   -----------------------
                                        2006      2005      2006      2005        2006         2005
                                       ---------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................    123       210       282       294          218          168
Units Redeemed.......................    (68)      (46)      (49)      (39)         (18)         (14)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............     55       164       233       255          200          154
                                        ====      ====      ====      ====         ====         ====
SERIES II POLICIES
Units Issued.........................     14         1        56        18           24           11
Units Redeemed.......................     (1)       --        (4)       (1)          (6)          (1)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............     13         1        52        17           18           10
                                        ====      ====      ====      ====         ====         ====
SERIES III POLICIES
Units Issued.........................    109       349       290       397          215          182
Units Redeemed.......................   (131)     (164)     (128)     (102)         (41)         (25)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............    (22)      185       162       295          174          157
                                        ====      ====      ====      ====         ====         ====
SERIES IV POLICIES
Units Issued.........................    121       203       422       377          355          275
Units Redeemed.......................    (85)     (110)      (78)      (69)         (37)         (22)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............     36        93       344       308          318          253
                                        ====      ====      ====      ====         ====         ====
SERIES V POLICIES
Units Issued.........................      8        13        12        20            6           12
Units Redeemed.......................     (7)       (2)       (3)       (7)          (1)          (1)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............      1        11         9        13            5           11
                                        ====      ====      ====      ====         ====         ====
SERIES VI POLICIES
Units Issued.........................    136       223       418       416          261          163
Units Redeemed.......................   (127)      (69)      (54)      (21)         (22)         (20)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............      9       154       364       395          239          143
                                        ====      ====      ====      ====         ====         ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    COLUMBIA SMALL CAP
        VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP     FIDELITY(R) VIP
     VARIABLE SERIES--          GROWTH--           CONTRAFUND(R)--     EQUITY-INCOME--
          CLASS B            SERVICE SHARES        SERVICE CLASS 2     SERVICE CLASS 2
    -------------------   ---------------------   -----------------   -----------------
      2006       2005       2006        2005       2006      2005      2006      2005
    -----------------------------------------------------------------------------------
       655        667         113         159        998       894       541       570
       (84)       (12)        (33)        (40)       (93)      (57)      (79)      (36)
     -----      -----       -----       -----      -----     -----     -----     -----
       571        655          80         119        905       837       462       534
     =====      =====       =====       =====      =====     =====     =====     =====
        61         24           5           6        179        98       157        65
        (3)        (1)         (2)         --        (19)       (3)       (7)       (3)
     -----      -----       -----       -----      -----     -----     -----     -----
        58         23           3           6        160        95       150        62
     =====      =====       =====       =====      =====     =====     =====     =====
       489        425          58          83        856     1,085       374       725
       (24)        (9)        (76)       (111)      (149)     (103)     (133)      (94)
     -----      -----       -----       -----      -----     -----     -----     -----
       465        416         (18)        (28)       707       982       241       631
     =====      =====       =====       =====      =====     =====     =====     =====
       411        459         131         173      1,701     1,722       693       865
       (26)        (5)        (34)        (88)      (176)     (114)     (117)     (100)
     -----      -----       -----       -----      -----     -----     -----     -----
       385        454          97          85      1,525     1,608       576       765
     =====      =====       =====       =====      =====     =====     =====     =====
        35         23           2           5         91       164        97       100
        (1)        --          (1)         --        (13)      (11)      (27)      (13)
     -----      -----       -----       -----      -----     -----     -----     -----
        34         23           1           5         78       153        70        87
     =====      =====       =====       =====      =====     =====     =====     =====
       484        248          67          72      1,095     1,159       560       698
       (16)        (2)        (37)        (63)      (102)      (49)      (84)     (150)
     -----      -----       -----       -----      -----     -----     -----     -----
       468        246          30           9        993     1,110       476       548
     =====      =====       =====       =====      =====     =====     =====     =====

--------------------------------------------------------------------------------



                                          FIDELITY(R)         JANUS ASPEN      JANUS ASPEN SERIES
                                         VIP MID CAP--     SERIES BALANCED--   WORLDWIDE GROWTH--
                                        SERVICE CLASS 2     SERVICE SHARES       SERVICE SHARES
                                       -----------------   -----------------   -------------------
                                        2006      2005      2006      2005       2006       2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     664     1,760       270       379       110        158
Units Redeemed.......................    (411)     (217)      (71)      (86)      (50)       (39)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     253     1,543       199       293        60        119
                                        =====     =====     =====     =====     =====      =====
SERIES II POLICIES
Units Issued.........................      67        33        40        55         5         11
Units Redeemed.......................      (5)       (1)      (11)       (1)       (1)        --
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............      62        32        29        54         4         11
                                        =====     =====     =====     =====     =====      =====
SERIES III POLICIES
Units Issued.........................     327       973       311       547        59        137
Units Redeemed.......................    (125)      (99)     (212)     (285)     (106)       (92)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     202       874        99       262       (47)        45
                                        =====     =====     =====     =====     =====      =====
SERIES IV POLICIES
Units Issued.........................     627       909       350       649       114        162
Units Redeemed.......................    (104)      (62)     (252)     (191)      (63)       (37)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     523       847        98       458        51        125
                                        =====     =====     =====     =====     =====      =====
SERIES V POLICIES
Units Issued.........................      29        71        69        98         6          7
Units Redeemed.......................     (15)       (8)      (27)      (10)       (1)        (4)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............      14        63        42        88         5          3
                                        =====     =====     =====     =====     =====      =====
SERIES VI POLICIES
Units Issued.........................     485       666       254       422        82        121
Units Redeemed.......................    (144)      (41)      (90)     (172)      (46)       (37)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     341       625       164       250        36         84
                                        =====     =====     =====     =====     =====      =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                  NEUBERGER BERMAN
    MFS(R) INVESTORS         MFS(R)               MFS(R)             AMT MID-CAP
     TRUST SERIES--     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--
      SERVICE CLASS       SERVICE CLASS        SERVICE CLASS           CLASS S
    -----------------   -----------------   -------------------   -----------------
     2006      2005      2006      2005       2006       2005      2006      2005
    -------------------------------------------------------------------------------
        13        27        29        44     1,688      3,456        150       135
        (5)       (5)      (11)       (6)     (541)      (202)       (37)       (8)
     -----     -----     -----     -----     -----      -----      -----     -----
         8        22        18        38     1,147      3,254        113       127
     =====     =====     =====     =====     =====      =====      =====     =====
         6        --         1         5       189        120          4         3
        --        --        (2)       --       (45)        (5)        (1)       --
     -----     -----     -----     -----     -----      -----      -----     -----
         6        --        (1)        5       144        115          3         3
     =====     =====     =====     =====     =====      =====      =====     =====
        23        40        18        47     1,055      2,015         75        79
       (11)       (2)      (13)      (22)     (157)       (94)       (12)      (10)
     -----     -----     -----     -----     -----      -----      -----     -----
        12        38         5        25       898      1,921         63        69
     =====     =====     =====     =====     =====      =====      =====     =====
        16        54        31        45     1,002      1,642        116       104
        (8)       (5)      (15)       (8)     (127)       (42)       (12)       (7)
     -----     -----     -----     -----     -----      -----      -----     -----
         8        49        16        37       875      1,600        104        97
     =====     =====     =====     =====     =====      =====      =====     =====
         2         6         5         1       105         98          4         5
        (1)       --        (1)       --        (8)        --         (8)       (4)
     -----     -----     -----     -----     -----      -----      -----     -----
         1         6         4         1        97         98         (4)        1
     =====     =====     =====     =====     =====      =====      =====     =====
        25        39        16        63       946      1,649         73        64
        (7)      (24)      (12)       (3)     (258)       (58)        (6)       (7)
     -----     -----     -----     -----     -----      -----      -----     -----
        18        15         4        60       688      1,591         67        57
     =====     =====     =====     =====     =====      =====      =====     =====

--------------------------------------------------------------------------------



                                                            VAN KAMPEN UIF
                                         T. ROWE PRICE         EMERGING            VICTORY VIF
                                         EQUITY INCOME     MARKETS EQUITY--    DIVERSIFIED STOCK--
                                         PORTFOLIO--II         CLASS II          CLASS A SHARES
                                       -----------------   -----------------   -------------------
                                        2006      2005      2006      2005       2006       2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................    520        733      243       180        166        322
Units Redeemed.......................    (74)       (38)     (21)      (10)       (71)       (23)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    446        695      222       170         95        299
                                        ====      =====     ====      ====       ====       ====
SERIES II POLICIES
Units Issued.........................    138         85       34        13         21         13
Units Redeemed.......................    (39)        (3)      (1)       --         --         --
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............     99         82       33        13         21         13
                                        ====      =====     ====      ====       ====       ====
SERIES III POLICIES
Units Issued.........................    444      1,000      301       273         65        133
Units Redeemed.......................   (183)      (122)     (36)      (23)       (10)       (11)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    261        878      265       250         55        122
                                        ====      =====     ====      ====       ====       ====
SERIES IV POLICIES
Units Issued.........................    995      1,664      377       309        149        221
Units Redeemed.......................   (197)      (113)     (35)      (14)       (12)        (7)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    798      1,551      342       295        137        214
                                        ====      =====     ====      ====       ====       ====
SERIES V POLICIES
Units Issued.........................    114        141       16        22         26         21
Units Redeemed.......................    (27)       (14)      (2)       --         (1)        --
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............     87        127       14        22         25         21
                                        ====      =====     ====      ====       ====       ====
SERIES VI POLICIES
Units Issued.........................    691      1,104      397       276         78        180
Units Redeemed.......................   (102)       (76)     (23)       (8)       (60)        (1)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    589      1,028      374       268         18        179
                                        ====      =====     ====      ====       ====       ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2006, 2005, 2004, 2003 and 2002:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $116,353   $143,751   $165,678   $196,827   $216,196
Units Outstanding..................................       6,999      8,911     10,346     12,616     14,282
Variable Accumulation Unit Value...................    $  16.64   $  16.14   $  16.01   $  15.60   $  15.14
Total Return.......................................        3.1%       0.8%       2.6%       3.1%       8.0%
Investment Income Ratio............................        1.1%       3.0%       3.3%       3.7%       5.1%

SERIES II POLICIES (b)
Net Assets.........................................    $    959   $  1,139   $  1,250   $  1,536   $  2,094
Units Outstanding..................................          71         87         96        121        170
Variable Accumulation Unit Value...................    $  13.46   $  13.08   $  13.00   $  12.68   $  12.32
Total Return.......................................        2.9%       0.6%       2.5%       2.9%       7.8%
Investment Income Ratio............................        1.1%       3.1%       3.2%       3.3%       5.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 40,200   $ 46,639   $ 53,616   $ 64,492   $ 42,745
Units Outstanding..................................       3,053      3,643      4,212      5,189      3,538
Variable Accumulation Unit Value...................    $  13.17   $  12.80   $  12.73   $  12.43   $  12.08
Total Return.......................................        2.9%       0.6%       2.4%       2.9%       7.7%
Investment Income Ratio............................        1.1%       3.0%       3.3%       4.2%       8.5%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,976   $ 13,277   $ 14,522   $ 17,219   $  6,150
Units Outstanding..................................       1,014      1,158      1,276      1,552        571
Variable Accumulation Unit Value...................    $  11.82   $  11.47   $  11.39   $  11.10   $  10.77
Total Return.......................................        3.0%       0.7%       2.6%       3.0%       7.7%
Investment Income Ratio............................        1.1%       3.1%       3.4%       4.8%      18.9%

SERIES V POLICIES (e)
Net Assets.........................................    $    240   $    271   $    274   $    356   $    137
Units Outstanding..................................          21         25         25         33         13
Variable Accumulation Unit Value...................    $  11.36   $  11.07   $  11.03   $  10.80   $  10.52
Total Return.......................................        2.6%       0.3%       2.2%       2.6%       5.2%
Investment Income Ratio............................        1.1%       3.2%       3.2%       4.5%      23.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
          -----------------------------------------------------------------------------------------------------------
          $226,445   $282,124   $338,179   $377,779   $330,249   $ 94,109   $104,359   $125,022   $163,925   $263,444
            12,330     15,825     20,255     23,240     25,441     71,765     82,631    100,042    130,435    208,084
          $  18.38   $  17.85   $  16.70   $  16.26   $  12.98   $   1.31   $   1.27   $   1.25   $   1.26   $   1.27
              3.0%       6.9%       2.7%      25.2%     (31.8%)      3.1%       1.5%      (0.6%)     (0.7%)     (0.1%)
              0.3%         --       0.2%       0.2%       0.1%       4.5%       2.9%       0.8%       0.7%       1.3%

          $    344   $    652   $    862   $    976   $    847   $  5,265   $  3,519   $  3,728   $  3,796   $ 27,216
                50         98        138        160        174      4,894      3,332      3,618      3,657     25,991
          $   6.87   $   6.68   $   6.26   $   6.11   $   4.88   $   1.08   $   1.04   $   1.03   $   1.04   $   1.05
              2.8%       6.8%       2.6%      25.0%     (31.9%)      3.0%       1.4%      (0.7%)     (0.9%)     (0.2%)
              0.3%         --       0.2%       0.2%       0.1%       4.5%       2.8%       0.8%       0.7%       1.4%

          $ 17,425   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 44,139   $ 41,117   $ 40,778   $ 50,236   $ 68,335
             2,784      3,416      4,168      4,651      3,001     41,247     38,715     39,941     48,830     65,803
          $   6.26   $   6.09   $   5.71   $   5.57   $   4.46   $   1.06   $   1.03   $   1.02   $   1.03   $   1.04
              2.8%       6.7%       2.5%      25.0%     (31.9%)      2.9%       1.3%      (0.8%)     (0.9%)     (0.3%)
              0.3%         --       0.2%       0.3%       0.1%       4.5%       2.9%       0.8%       0.7%       1.3%

          $  7,542   $  8,595   $  8,988   $  8,812   $  2,958   $ 26,243   $ 19,248   $ 17,481   $ 16,441   $  4,942
               715        839        937        943        396     25,518     18,974     17,751     16,593      4,949
          $  10.55   $  10.25   $   9.59   $   9.34   $   7.46   $   1.03   $   1.00   $   0.98   $   0.99   $   1.00
              2.9%       6.9%       2.7%      25.2%     (25.4%)      3.1%       1.5%      (0.6%)     (0.8%)     (0.1%)
              0.3%         --       0.2%       0.3%       0.5%       4.5%       2.9%       0.9%       0.6%       1.1%

          $      7   $     30   $     58   $     60   $     14   $  3,113   $  2,154   $  2,339   $  2,061   $    170
                 1          2          5          5          1      3,075      2,184      2,397      2,091        170
          $  12.80   $  12.49   $  11.73   $  11.47   $   9.20   $   1.01   $   0.99   $   0.98   $   0.99   $   1.00
              2.5%       6.4%       2.2%      24.7%      (8.0%)      2.7%       1.1%      (1.0%)     (1.2%)     (0.3%)
              0.3%         --       0.3%       0.3%       1.1%       4.5%       2.9%       0.8%       0.6%       1.0%

          $     --   $     --   $     --   $     --   $     --   $ 11,521   $  7,743   $  9,581   $  2,868   $     --
                --         --         --         --         --     11,138      7,833      9,734      2,887         --
          $     --   $     --   $     --   $     --   $     --   $   1.02   $   1.00   $   0.98   $   0.99   $     --
                --         --         --         --         --       2.8%       1.2%      (0.9%)     (0.7%)        --
                --         --         --         --         --       4.5%       2.9%       1.0%       0.6%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $217,729   $234,431   $270,485   $278,265   $244,017
Units Outstanding..................................       8,043      9,934     12,168     13,689     14,959
Variable Accumulation Unit Value...................    $  27.11   $  23.61   $  22.23   $  20.33   $  16.31
Total Return.......................................       14.9%       6.2%       9.4%      24.6%     (25.3%)
Investment Income Ratio............................        0.5%       0.9%       1.4%       1.0%       0.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    684   $    902   $  1,065   $  1,077   $  1,249
Units Outstanding..................................          72        110        137        152        219
Variable Accumulation Unit Value...................    $   9.43   $   8.22   $   7.75   $   7.10   $   5.71
Total Return.......................................       14.7%       6.0%       9.2%      24.4%     (25.4%)
Investment Income Ratio............................        0.5%       0.9%       1.4%       0.9%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $ 30,739   $ 30,004   $ 32,680   $ 31,601   $ 21,125
Units Outstanding..................................       3,244      3,632      4,192      4,424      3,678
Variable Accumulation Unit Value...................    $   9.47   $   8.26   $   7.80   $   7.14   $   5.74
Total Return.......................................       14.6%       6.0%       9.1%      24.4%     (25.5%)
Investment Income Ratio............................        0.6%       1.0%       1.4%       1.2%       1.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,783   $  9,394   $  9,421   $  8,754   $  2,967
Units Outstanding..................................         730        805        856        870        367
Variable Accumulation Unit Value...................    $  13.41   $  11.68   $  11.00   $  10.07   $   8.08
Total Return.......................................       14.8%       6.1%       9.3%      24.6%     (19.2%)
Investment Income Ratio............................        0.6%       1.0%       1.4%       1.3%       4.6%

SERIES V POLICIES (e)
Net Assets.........................................    $    121   $    316   $    325   $    247   $     19
Units Outstanding..................................           8         24         26         22          2
Variable Accumulation Unit Value...................    $  14.96   $  13.08   $  12.38   $  11.37   $   9.16
Total Return.......................................       14.4%       5.7%       8.9%      24.1%      (8.4%)
Investment Income Ratio............................        0.3%       1.1%       1.6%       1.6%       6.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                          DEVELOPING GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $129,667   $143,841   $162,933   $169,402   $132,023   $ 14,757   $ 15,387   $ 24,385   $ 25,669   $ 17,566
       6,442      7,778      9,263     10,078      9,467      1,389      1,609      2,817      3,094      2,893
    $  20.13   $  18.49   $  17.59   $  16.81   $  13.95   $  10.62   $   9.57   $   8.66   $   8.30   $   6.07
        8.9%       5.1%       4.6%      20.5%      (9.2%)     11.1%      10.5%       4.4%      36.6%     (30.0%)
        2.2%       1.5%       1.8%       2.4%       2.7%         --         --         --         --         --

    $  1,254   $  1,313   $  1,516   $  1,599   $  1,651   $    178   $    188   $    174   $    225   $    109
         111        126        153        168        209         18         21         21         28         19
    $  11.33   $  10.42   $   9.93   $   9.50   $   7.89   $  10.13   $   9.14   $   8.28   $   7.95   $   5.83
        8.7%       5.0%       4.5%      20.4%      (9.3%)     10.9%      10.3%       4.2%      36.4%     (30.1%)
        2.2%       1.4%       1.9%       2.0%       2.6%         --         --         --         --         --

    $ 32,850   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  6,163   $  5,528   $  5,538   $  5,667   $  1,601
       3,037      3,436      4,391      4,559      2,708        606        603        666        710        273
    $  10.83   $   9.97   $   9.50   $   9.10   $   7.56   $  10.17   $   9.17   $   8.32   $   7.99   $   5.86
        8.7%       4.9%       4.4%      20.3%      (9.4%)     10.8%      10.3%       4.2%      36.3%     (30.1%)
        2.3%       1.4%       1.9%       2.8%       4.0%         --         --         --         --         --

    $ 11,775   $ 12,116   $ 12,704   $ 12,094   $  3,675   $  1,544   $  1,575   $  1,530   $  1,394   $    321
         881        987      1,087      1,083        396        115        130        139        132         42
    $  13.36   $  12.28   $  11.68   $  11.17   $   9.27   $  13.48   $  12.15   $  11.00   $  10.54   $   7.72
        8.8%       5.1%       4.6%      20.5%      (7.3%)     11.0%      10.4%       4.3%      36.5%     (22.8%)
        2.3%       1.5%       1.9%       3.0%      11.7%         --         --         --         --         --

    $    464   $    229   $    246   $    193   $     13   $      9   $     15   $     14   $      8   $     --
          32         17         19         15          1          1          1          1          1         --
    $  14.70   $  13.56   $  12.96   $  12.44   $  10.37   $  16.59   $  15.01   $  13.64   $  13.13   $     --
        8.4%       4.7%       4.2%      20.0%       3.7%      10.6%      10.0%       3.9%      31.3%         --
        4.8%       1.5%       2.0%       4.1%      14.2%         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                    GOVERNMENT--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 82,614   $105,432   $127,522   $169,701   $230,480
Units Outstanding..................................       5,160      6,756      8,248     11,183     15,260
Variable Accumulation Unit Value...................    $  16.02   $  15.61   $  15.46   $  15.17   $  15.10
Total Return.......................................        2.6%       1.0%       1.9%       0.5%       8.3%
Investment Income Ratio............................        0.9%       2.9%       3.7%       3.6%       4.1%

SERIES II POLICIES (b)
Net Assets.........................................    $    721   $  1,063   $  1,442   $  1,957   $  3,456
Units Outstanding..................................          57         86        117        162        287
Variable Accumulation Unit Value...................    $  12.69   $  12.38   $  12.28   $  12.07   $  12.04
Total Return.......................................        2.5%       0.8%       1.7%       0.3%       8.2%
Investment Income Ratio............................        0.8%       2.8%       3.7%       2.9%       4.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 31,736   $ 37,741   $ 46,405   $ 59,899   $ 45,740
Units Outstanding..................................       2,535      3,086      3,823      5,017      3,842
Variable Accumulation Unit Value...................    $  12.53   $  12.23   $  12.14   $  11.94   $  11.91
Total Return.......................................        2.4%       0.8%       1.7%       0.3%       8.1%
Investment Income Ratio............................        1.0%       2.8%       3.7%       4.2%       6.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 10,147   $ 11,975   $ 13,857   $ 17,692   $  9,291
Units Outstanding..................................         893      1,082      1,262      1,641        865
Variable Accumulation Unit Value...................    $  11.36   $  11.08   $  10.98   $  10.78   $  10.74
Total Return.......................................        2.6%       0.9%       1.8%       0.4%       7.4%
Investment Income Ratio............................        0.9%       2.9%       3.7%       4.4%      13.1%

SERIES V POLICIES (e)
Net Assets.........................................    $    217   $    301   $    361   $    508   $    168
Units Outstanding..................................          20         28         34         48         16
Variable Accumulation Unit Value...................    $  10.96   $  10.73   $  10.68   $  10.52   $  10.52
Total Return.......................................        2.1%       0.5%       1.4%         --       5.2%
Investment Income Ratio............................        0.9%       2.9%       2.7%       5.0%      15.1%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MainStay VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                        ICAP SELECT EQUITY--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $475,318   $532,635   $623,762   $617,551   $417,268   $ 36,095   $ 33,772   $ 37,374   $ 34,701   $ 34,818
      18,683     23,132     27,478     30,240     27,478      2,640      2,904      3,342      3,407      4,314
    $  25.46   $  23.05   $  22.70   $  20.42   $  15.19   $  13.68   $  11.63   $  11.18   $  10.18   $   8.07
       10.5%       1.5%      11.2%      34.5%       0.6%      17.6%       4.0%       9.8%      26.2%     (23.9%)
        1.8%       5.5%       6.9%       8.0%      10.4%       0.3%       0.9%       1.0%       0.8%       0.6%

    $  3,736   $  3,072   $  5,698   $  4,851   $  2,462   $    306   $    336   $    395   $    374   $    309
         232        213        396        375        255         24         31         38         40         41
    $  16.07   $  14.57   $  14.38   $  12.95   $   9.65   $  12.62   $  10.74   $  10.34   $   9.43   $   7.49
       10.3%       1.4%      11.0%      34.3%       0.5%      17.5%       3.8%       9.7%      26.0%     (24.0%)
        2.2%       4.3%       7.5%       9.3%      15.7%       0.2%       0.8%       1.0%       0.8%       0.6%

    $103,150   $105,143   $124,365   $118,930   $ 43,111   $ 13,419   $ 11,362   $ 13,234   $ 11,630   $  5,637
       6,543      7,353      8,808      9,345      4,546      1,080      1,073      1,296      1,249        762
    $  15.77   $  14.31   $  14.12   $  12.73   $   9.48   $  12.44   $  10.59   $  10.21   $   9.31   $   7.40
       10.3%       1.3%      10.9%      34.2%       0.4%      17.4%       3.8%       9.6%      25.9%     (24.1%)
        1.9%       5.6%       7.2%       9.3%      17.1%       0.3%       0.9%       1.0%       1.0%       0.8%

    $ 34,662   $ 37,289   $ 42,153   $ 35,842   $  7,503   $  3,829   $  3,129   $  3,137   $  2,835   $    810
       2,142      2,554      2,920      2,759        776        283        272        284        281        101
    $  16.17   $  14.65   $  14.44   $  12.99   $   9.67   $  13.51   $  11.49   $  11.06   $  10.07   $   7.99
       10.4%       1.5%      11.1%      34.4%      (3.3%)     17.6%       3.9%       9.8%      26.1%     (20.1%)
        1.9%       5.6%       7.5%      10.4%      44.0%       0.3%       0.9%       1.0%       1.1%       2.5%

    $    914   $  1,179   $  1,399   $  1,542   $     66   $     42   $    282   $    273   $     46   $     --
          54         78         92        112          6          2         19         19          3         --
    $  16.91   $  15.38   $  15.22   $  13.75   $  10.27   $  17.60   $  15.03   $  14.52   $  13.28   $     --
       10.0%       1.1%      10.7%      33.9%       2.7%      17.1%       3.5%       9.3%      32.8%         --
        1.8%       6.6%       8.8%      11.9%      50.4%         --       1.0%       1.0%       1.8%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 37,676   $ 42,001   $ 46,438   $ 44,045   $ 43,336
Units Outstanding..................................       2,835      3,636      4,151      4,374      5,461
Variable Accumulation Unit Value...................    $  13.31   $  11.55   $  11.19   $  10.07   $   7.94
Total Return.......................................       15.2%       3.2%      11.1%      26.9%     (20.6%)
Investment Income Ratio............................        0.6%       1.1%       1.7%       1.4%       1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $    177   $    314   $    316   $    309   $    213
Units Outstanding..................................          16         33         34         37         32
Variable Accumulation Unit Value...................    $  10.96   $   9.52   $   9.24   $   8.33   $   6.57
Total Return.......................................       15.1%       3.1%      10.9%      26.7%     (20.8%)
Investment Income Ratio............................        0.4%       1.1%       1.7%       1.6%       1.8%

SERIES III POLICIES (c)
Net Assets.........................................    $  9,404   $  8,863   $  8,690   $  7,574   $  3,274
Units Outstanding..................................         876        949        959        927        507
Variable Accumulation Unit Value...................    $  10.74   $   9.34   $   9.06   $   8.17   $   6.45
Total Return.......................................       15.0%       3.0%      10.9%      26.7%     (20.8%)
Investment Income Ratio............................        0.6%       1.2%       1.8%       1.8%       1.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,554   $  2,369   $  2,452   $  2,018   $    529
Units Outstanding..................................         187        200        214        195         65
Variable Accumulation Unit Value...................    $  13.64   $  11.85   $  11.48   $  10.34   $   8.15
Total Return.......................................       15.2%       3.2%      11.0%      26.8%     (18.5%)
Investment Income Ratio............................        0.6%       1.1%       1.8%       1.9%       6.2%

SERIES V POLICIES (e)
Net Assets.........................................    $     24   $     66   $     12   $      1   $     --
Units Outstanding..................................           2          5          1         --         --
Variable Accumulation Unit Value...................    $  14.90   $  13.00   $  12.65   $  11.44   $     --
Total Return.......................................       14.6%       2.8%      10.6%      14.4%         --
Investment Income Ratio............................        0.3%       1.6%       1.1%       4.2%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 90,947   $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 56,353   $ 63,856   $ 79,285   $ 97,271   $ 82,525
       3,643      3,484      2,925      2,229      1,933      4,322      5,180      6,615      7,818      8,375
    $  24.94   $  19.26   $  18.09   $  15.63   $  12.19   $  13.04   $  12.33   $  11.98   $  12.44   $   9.85
       29.5%       6.5%      15.7%      28.2%      (5.7%)      5.7%       2.9%      (3.7%)     26.3%     (29.2%)
        0.3%       1.8%       1.1%       2.1%       1.5%       0.1%         --       0.2%       0.2%       0.1%

    $  1,182   $    633   $    577   $    425   $    257   $    339   $    439   $    473   $    633   $    479
          78         54         52         45         34         47         64         71         91         87
    $  15.16   $  11.72   $  11.02   $   9.54   $   7.45   $   7.27   $   6.88   $   6.70   $   6.96   $   5.52
       29.3%       6.3%      15.5%      28.0%      (5.9%)      5.6%       2.7%      (3.8%)     26.1%     (29.3%)
        0.3%       1.6%       0.9%       0.4%       0.2%       0.1%         --       0.2%       0.2%       0.1%

    $ 30,076   $ 18,508   $ 15,214   $ 10,625   $  3,599   $ 10,746   $ 10,732   $ 13,389   $ 16,377   $  8,998
       1,981      1,576      1,377      1,110        481      1,735      1,827      2,343      2,754      1,907
    $  15.18   $  11.75   $  11.05   $   9.57   $   7.48   $   6.19   $   5.87   $   5.72   $   5.95   $   4.72
       29.2%       6.3%      15.5%      27.9%      (5.9%)      5.5%       2.7%      (3.9%)     26.0%     (29.4%)
        0.3%       1.7%       1.1%       2.3%       2.5%       0.1%         --       0.2%       0.2%       0.1%

    $  8,631   $  5,810   $  4,582   $  3,285   $    707   $  3,039   $  3,000   $  3,497   $  3,610   $  1,117
         478        417        351        291         80        291        304        364        362        141
    $  18.01   $  13.91   $  13.07   $  11.30   $   8.82   $  10.43   $   9.87   $   9.60   $   9.97   $   7.90
       29.4%       6.4%      15.7%      28.1%     (11.8%)      5.7%       2.9%      (3.7%)     26.2%     (21.0%)
        0.3%       1.8%       1.0%       2.6%       5.9%       0.1%         --       0.2%       0.2%       0.3%

    $  1,858   $    386   $    375   $     62   $     14   $    101   $     90   $     77   $     48   $     --
          94         25         26          5          1          8          8          7          4         --
    $  19.67   $  15.26   $  14.39   $  12.49   $   9.79   $  12.49   $  11.87   $  11.58   $  12.08   $   9.60
       28.9%       6.0%      15.2%      27.6%      (2.1%)      5.3%       2.4%      (4.1%)     25.8%      (4.0%)
        0.8%       1.8%       1.4%       2.1%       6.6%       0.1%         --       0.3%       0.3%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   MID CAP CORE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 48,130   $ 47,318   $ 38,315   $ 24,078   $ 15,024
Units Outstanding..................................       2,876      3,204      2,964      2,245      1,872
Variable Accumulation Unit Value...................    $  16.74   $  14.77   $  12.92   $  10.73   $   8.03
Total Return.......................................       13.4%      14.3%      20.5%      33.6%     (14.1%)
Investment Income Ratio............................          --       0.6%       0.6%       0.5%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    468   $    313   $    155   $    170   $     69
Units Outstanding..................................          26         20         11         15          8
Variable Accumulation Unit Value...................    $  17.98   $  15.89   $  13.93   $  11.57   $   8.67
Total Return.......................................       13.2%      14.1%      20.3%      33.4%     (13.3%)
Investment Income Ratio............................          --       0.7%       0.4%       0.5%       0.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,399   $ 20,574   $ 15,820   $ 11,573   $  3,510
Units Outstanding..................................       1,182      1,348      1,182      1,040        420
Variable Accumulation Unit Value...................    $  17.27   $  15.27   $  13.39   $  11.13   $   8.35
Total Return.......................................       13.1%      14.0%      20.3%      33.3%     (14.3%)
Investment Income Ratio............................          --       0.6%       0.5%       0.6%       0.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $  7,055   $  6,824   $  5,835   $  4,278   $  1,240
Units Outstanding..................................         416        456        445        393        152
Variable Accumulation Unit Value...................    $  16.95   $  14.96   $  13.10   $  10.88   $   8.14
Total Return.......................................       13.3%      14.2%      20.4%      33.5%     (18.6%)
Investment Income Ratio............................          --       0.6%       0.5%       0.5%       1.0%

SERIES V POLICIES (e)
Net Assets.........................................    $     26   $     27   $     24   $     45   $     10
Units Outstanding..................................           1          2          2          4          1
Variable Accumulation Unit Value...................    $  19.86   $  17.60   $  15.47   $  12.90   $   9.70
Total Return.......................................       12.8%      13.7%      20.0%      33.0%      (3.0%)
Investment Income Ratio............................          --       0.5%       0.3%       0.6%       1.1%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
          -----------------------------------------------------------------------------------------------------------
          $ 63,407   $ 66,803   $ 54,207   $ 36,546   $ 11,317   $ 90,427   $ 96,022   $ 89,742   $ 65,297   $ 44,528
             4,615      5,239      4,905      3,998      1,768      6,320      7,547      7,353      6,201      5,378
          $  13.75   $  12.76   $  11.05   $   9.14   $   6.40   $  14.31   $  12.72   $  12.20   $  10.53   $   8.28
              7.7%      15.5%      20.9%      42.8%     (29.6%)     12.5%       4.2%      15.9%      27.2%     (15.8%)
                --         --         --         --         --       0.1%       0.8%       0.9%       1.1%       1.3%

          $    365   $    470   $    292   $    198   $    142   $    614   $    715   $    807   $    678   $    549
                21         29         21         17         17         43         57         67         65         67
          $  17.49   $  16.26   $  14.10   $  11.68   $   8.19   $  14.14   $  12.59   $  12.10   $  10.45   $   8.23
              7.5%      15.3%      20.7%      42.6%     (29.7%)     12.3%       4.1%      15.7%      27.0%     (15.9%)
                --         --         --         --         --       0.1%       0.7%       0.9%       1.0%       1.6%

          $ 23,626   $ 26,887   $ 22,005   $ 17,706   $  3,961   $ 42,392   $ 43,214   $ 40,034   $ 30,861   $ 15,132
             1,697      2,077      1,958      1,901        606      2,953      3,378      3,255      2,903      1,806
          $  13.93   $  12.96   $  11.24   $   9.32   $   6.54   $  14.36   $  12.79   $  12.30   $  10.63   $   8.38
              7.5%      15.3%      20.7%      42.5%     (29.7%)     12.2%       4.0%      15.7%      26.9%     (15.9%)
                --         --         --         --         --       0.1%       0.8%       0.9%       1.2%       2.1%

          $  9,021   $  9,387   $  7,944   $  5,924   $  1,392   $ 14,247   $ 13,991   $ 13,799   $ 11,463   $  3,414
               600        672        657        592        199      1,021      1,127      1,158      1,114        422
          $  15.02   $  13.96   $  12.09   $  10.01   $   7.01   $  13.96   $  12.42   $  11.92   $  10.29   $   8.09
              7.7%      15.4%      20.8%      42.7%     (29.9%)     12.4%       4.2%      15.9%      27.1%     (19.1%)
                --         --         --         --         --       0.1%       0.8%       0.9%       1.3%       3.9%

          $     19   $     45   $    106   $    107   $     15   $    212   $    259   $    378   $    302   $    113
                 1          2          6          7          2         15         21         32         29         14
          $  21.51   $  20.06   $  17.45   $  14.50   $  10.20   $  13.91   $  12.42   $  11.97   $  10.37   $   8.19
              7.2%      15.0%      20.4%      42.1%       2.0%      12.0%       3.8%      15.4%      26.6%     (18.1%)
                --         --         --         --         --       0.1%       0.6%       0.8%       1.2%       3.5%

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $425,316   $463,829   $533,383   $535,415   $447,495
Units Outstanding..................................      16,021     19,872     23,603     25,814     27,274
Variable Accumulation Unit Value...................    $  26.58   $  23.35   $  22.60   $  20.74   $  16.41
Total Return.......................................       13.8%       3.3%       9.0%      26.4%     (23.3%)
Investment Income Ratio............................        0.5%       1.1%       1.5%       1.4%       1.2%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,128   $  1,578   $  1,797   $  1,788   $  1,559
Units Outstanding..................................         112        179        210        227        250
Variable Accumulation Unit Value...................    $  10.04   $   8.83   $   8.56   $   7.87   $   6.23
Total Return.......................................       13.7%       3.2%       8.8%      26.2%     (23.4%)
Investment Income Ratio............................        0.5%       1.1%       1.5%       1.3%       1.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 71,942   $ 72,357   $ 76,899   $ 70,812   $ 37,642
Units Outstanding..................................       7,380      8,434      9,241      9,253      6,206
Variable Accumulation Unit Value...................    $   9.75   $   8.58   $   8.32   $   7.65   $   6.07
Total Return.......................................       13.6%       3.1%       8.7%      26.2%     (23.5%)
Investment Income Ratio............................        0.5%       1.2%       1.5%       1.6%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,846   $ 21,290   $ 21,843   $ 19,067   $  5,417
Units Outstanding..................................       1,647      1,826      1,935      1,839        660
Variable Accumulation Unit Value...................    $  13.26   $  11.66   $  11.29   $  10.37   $   8.20
Total Return.......................................       13.8%       3.3%       8.9%      26.4%     (18.0%)
Investment Income Ratio............................        0.5%       1.2%       1.6%       1.8%       6.1%

SERIES V POLICIES (e)
Net Assets.........................................    $    191   $    345   $    414   $    264   $     76
Units Outstanding..................................          12         25         31         21          8
Variable Accumulation Unit Value...................    $  15.66   $  13.82   $  13.43   $  12.39   $   9.84
Total Return.......................................       13.3%       2.9%       8.5%      25.8%      (1.6%)
Investment Income Ratio............................        0.3%       1.1%       1.6%       1.7%       8.6%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 33,405   $ 38,454   $ 45,369   $ 40,155   $ 17,889   $155,310   $179,431   $216,659   $233,917   $213,473
       2,996      3,613      4,375      4,177      2,600      7,691      9,593     12,145     13,754     14,813
    $  11.16   $  10.64   $  10.37   $   9.61   $   6.88   $  20.23   $  18.74   $  17.84   $  17.01   $  14.41
        4.8%       2.6%       7.9%      39.7%     (27.4%)      8.0%       5.0%       4.9%      18.0%     (17.7%)
          --         --         --         --         --       0.6%       1.4%       1.6%       1.9%       2.3%

    $    167   $    363   $    449   $    426   $    267   $    365   $    500   $    724   $  1,895   $  1,847
          15         33         42         43         38         39         58         88        242        278
    $  11.40   $  10.89   $  10.63   $   9.86   $   7.07   $   9.27   $   8.60   $   8.20   $   7.83   $   6.64
        4.7%       2.5%       7.7%      39.5%     (27.5%)      7.8%       4.9%       4.7%      17.8%     (17.8%)
          --         --         --         --         --       0.5%       1.3%       1.0%       1.7%       2.4%

    $ 14,717   $ 16,095   $ 18,573   $ 17,970   $  5,362   $ 17,053   $ 18,186   $ 21,718   $ 21,510   $ 11,221
       1,335      1,527      1,804      1,879        782      1,924      2,210      2,767      2,868      1,762
    $  11.04   $  10.55   $  10.30   $   9.56   $   6.86   $   8.87   $   8.23   $   7.85   $   7.50   $   6.37
        4.6%       2.4%       7.7%      39.4%     (27.6%)      7.8%       4.8%       4.7%      17.8%     (17.9%)
          --         --         --         --         --       0.6%       1.4%       1.7%       2.3%       3.6%

    $  7,081   $  7,745   $  8,101   $  7,514   $  1,798   $  6,426   $  6,488   $  6,866   $  6,662   $  2,063
         590        677        726        726        243        526        573        636        647        236
    $  12.00   $  11.45   $  11.16   $  10.35   $   7.41   $  12.22   $  11.33   $  10.79   $  10.29   $   8.73
        4.8%       2.6%       7.8%      39.7%     (25.9%)      7.9%       5.0%       4.8%      18.0%     (12.7%)
          --         --         --         --         --       0.6%       1.5%       1.7%       2.6%      11.3%

    $     57   $     78   $    130   $    126   $     14   $     46   $    308   $    351   $    305   $     12
           4          6         10         11          2          3         24         29         26          1
    $  13.23   $  12.68   $  12.41   $  11.55   $   8.31   $  13.69   $  12.74   $  12.19   $  11.67   $   9.93
        4.4%       2.2%       7.4%      39.1%     (16.9%)      7.5%       4.6%       4.4%      17.5%      (0.7%)
          --         --         --         --         --       0.2%       1.4%       1.8%       3.1%      23.1%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $183,429   $184,372   $205,052   $202,324   $169,824
Units Outstanding..................................       7,477      8,804     10,255     11,104     11,706
Variable Accumulation Unit Value...................    $  24.56   $  20.95   $  19.99   $  18.22   $  14.51
Total Return.......................................       17.2%       4.8%       9.7%      25.6%     (22.2%)
Investment Income Ratio............................        0.4%       1.1%       1.1%       1.6%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    729   $    936   $  1,017   $  1,072   $    903
Units Outstanding..................................          51         77         87        101        106
Variable Accumulation Unit Value...................    $  14.28   $  12.20   $  11.66   $  10.64   $   8.49
Total Return.......................................       17.0%       4.6%       9.6%      25.4%     (22.3%)
Investment Income Ratio............................        0.3%       1.1%       1.1%       1.6%       1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 45,206   $ 42,103   $ 40,492   $ 36,811   $ 22,026
Units Outstanding..................................       3,319      3,616      3,635      3,619      2,714
Variable Accumulation Unit Value...................    $  13.63   $  11.65   $  11.14   $  10.17   $   8.11
Total Return.......................................       17.0%       4.6%       9.5%      25.4%     (22.3%)
Investment Income Ratio............................        0.4%       1.2%       1.2%       1.8%       2.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 12,559   $ 11,565   $ 11,987   $ 11,041   $  3,870
Units Outstanding..................................         967      1,046      1,135      1,147        505
Variable Accumulation Unit Value...................    $  12.95   $  11.06   $  10.56   $   9.63   $   7.67
Total Return.......................................       17.2%       4.7%       9.7%      25.5%     (23.3%)
Investment Income Ratio............................        0.4%       1.2%       1.2%       1.9%       6.1%

SERIES V POLICIES (e)
Net Assets.........................................    $    131   $    179   $    234   $    230   $     50
Units Outstanding..................................           9         15         21         22          6
Variable Accumulation Unit Value...................    $  13.87   $  11.89   $  11.40   $  10.43   $   8.34
Total Return.......................................       16.7%       4.3%       9.2%      25.0%     (16.6%)
Investment Income Ratio............................        0.3%       1.0%       1.1%       2.0%       8.9%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
          -----------------------------------------------------------------------------------------------------------
          $ 67,921   $ 66,237   $ 64,616   $ 60,347   $ 44,207   $     --   $     --   $     --   $     --   $     --
             5,028      5,793      6,515      6,994      7,192         --         --         --         --         --
          $  13.53   $  11.43   $   9.92   $   8.63   $   6.15   $     --   $     --   $     --   $     --   $     --
             18.3%      15.3%      15.0%      40.4%     (27.3%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    410   $    430   $    442   $    418   $    417   $     --   $     --   $     --   $     --   $     --
                43         54         64         69         97         --         --         --         --         --
          $   9.44   $   7.99   $   6.94   $   6.05   $   4.31   $     --   $     --   $     --   $     --   $     --
             18.2%      15.1%      14.8%      40.2%     (27.4%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 14,487   $ 12,448   $ 12,381   $ 10,455   $  5,200   $     --   $     --   $  2,576   $  2,415   $  1,562
             1,660      1,686      1,925      1,865      1,299         --         --        288        293        239
          $   8.74   $   7.40   $   6.43   $   5.61   $   4.00   $     --   $     --   $   8.94   $   8.24   $   6.53
             18.1%      15.0%      14.7%      40.1%     (27.4%)        --         --       8.5%      26.2%      25.4%
                --         --         --         --         --         --         --       0.9%       0.8%       0.5%

          $  3,658   $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --
               202        204        185        175         46         --         --         --         --         --
          $  17.98   $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --
             18.3%      15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     88   $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --
                 4          7          9          4         --         --         --         --         --         --
          $  20.91   $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --
             17.8%      14.7%      14.4%      35.2%         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --
                --         --         --         --         --         --         --         34         12         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --
                --         --         --         --         --         --         --       8.4%      12.9%         --
                --         --         --         --         --         --         --       1.1%       1.1%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             AMSOUTH
                                                                          INTERNATIONAL
                                                                           EQUITY FUND
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $     --   $     --   $    558   $    361   $    139
Units Outstanding..................................          --         --         44         36         21
Variable Accumulation Unit Value...................    $     --   $     --   $  12.65   $  10.16   $   6.71
Total Return.......................................          --         --      24.5%      51.3%     (17.7%)
Investment Income Ratio............................          --         --         --       0.9%       0.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $    194   $     32   $     --
Units Outstanding..................................          --         --         12          3         --
Variable Accumulation Unit Value...................    $     --   $     --   $  15.65   $  12.59   $     --
Total Return.......................................          --         --      24.3%      25.9%         --
Investment Income Ratio............................          --         --         --       3.1%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                AMSOUTH                                                AMSOUTH
                             LARGE CAP FUND                                          MID CAP FUND
          ----------------------------------------------------   ----------------------------------------------------
            2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
          -----------------------------------------------------------------------------------------------------------
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $  3,896   $  3,889   $  2,526   $     --   $     --   $  1,695   $  1,412   $    826
                --         --        460        478        385         --         --        199        189        146
          $     --   $     --   $   8.46   $   8.13   $   6.57   $     --   $     --   $   8.50   $   7.48   $   5.66
                --         --       4.1%      23.8%     (24.7%)        --         --      13.7%      32.0%     (23.2%)
                --         --       0.3%       0.2%       0.2%         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $    561   $    134   $     --   $     --   $     --   $    272   $     86   $     --
                --         --         49         12         --         --         --         20          7         --
          $     --   $     --   $  11.42   $  10.99   $     --   $     --   $     --   $  13.37   $  11.78   $     --
                --         --       3.9%       9.9%         --         --         --      13.5%      17.8%         --
                --         --       0.4%       0.4%         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                                            PORTFOLIO
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 25,281   $ 28,572   $ 30,071   $ 27,683   $ 23,139
Units Outstanding..................................       1,268      1,536      1,684      1,655      1,627
Variable Accumulation Unit Value...................    $  19.96   $  18.61   $  17.86   $  16.73   $  14.22
Total Return.......................................        7.3%       4.2%       6.8%      17.7%     (13.4%)
Investment Income Ratio............................        2.1%       1.7%       1.7%       2.0%       2.7%

SERIES II POLICIES (b)
Net Assets.........................................    $    213   $    155   $    157   $    125   $    111
Units Outstanding..................................          21         16         17         14         15
Variable Accumulation Unit Value...................    $  10.35   $   9.66   $   9.29   $   8.71   $   7.42
Total Return.......................................        7.1%       4.0%       6.6%      17.5%     (13.5%)
Investment Income Ratio............................        2.4%       1.9%       1.6%       1.8%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,060   $ 10,766   $ 10,514   $  8,419   $  3,779
Units Outstanding..................................       1,004      1,148      1,166        995        524
Variable Accumulation Unit Value...................    $  10.03   $   9.37   $   9.02   $   8.46   $   7.21
Total Return.......................................        7.0%       4.0%       6.5%      17.4%     (13.5%)
Investment Income Ratio............................        2.2%       1.8%       1.8%       2.6%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,824   $  5,075   $  4,417   $  2,279   $    352
Units Outstanding..................................         451        421        382        210         38
Variable Accumulation Unit Value...................    $  12.92   $  12.06   $  11.58   $  10.85   $   9.23
Total Return.......................................        7.2%       4.1%       6.7%      17.6%      (7.7%)
Investment Income Ratio............................        2.4%       1.9%       2.1%       3.5%      10.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    867   $    833   $    751   $     70   $      5
Units Outstanding..................................          62         64         60          6          1
Variable Accumulation Unit Value...................    $  13.90   $  13.02   $  12.55   $  11.81   $  10.08
Total Return.......................................        6.8%       3.7%       6.3%      17.1%       0.8%
Investment Income Ratio............................        2.4%       1.9%       2.7%       4.6%      24.6%

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,954   $  2,345   $  1,673   $    469   $     --
Units Outstanding..................................         232        197        146         43         --
Variable Accumulation Unit Value...................    $  12.74   $  11.92   $  11.48   $  10.80   $     --
Total Return.......................................        6.9%       3.8%       6.4%       8.0%         --
Investment Income Ratio............................        2.6%       2.1%       2.5%       7.3%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 11,723   $ 12,609   $ 16,780   $ 17,740   $  4,790   $328,808   $346,947   $319,270   $291,995   $238,091
       1,284      1,423      1,936      2,027        815     12,342     14,328     15,206     15,836     16,358
    $   9.12   $   8.87   $   8.67   $   8.75   $   5.88   $  26.67   $  24.21   $  21.00   $  18.44   $  14.56
        2.9%       2.3%      (0.9%)     48.9%     (40.3%)     10.2%      15.3%      13.9%      26.7%     (10.6%)
          --         --         --         --         --       1.3%       0.3%       0.3%       0.5%       0.8%

    $    224   $     91   $    113   $    182   $    156   $  1,816   $  1,588   $  1,465   $  1,321   $    981
          20          8         11         17         22        130        126        133        136        128
    $  11.08   $  10.79   $  10.56   $  10.67   $   7.18   $  13.95   $  12.68   $  11.02   $   9.69   $   7.66
        2.7%       2.2%      (1.1%)     48.6%     (40.3%)     10.0%      15.1%      13.7%      26.5%     (10.7%)
          --         --         --         --         --       1.3%       0.3%       0.3%       0.4%       0.8%

    $  5,428   $  6,397   $  8,362   $ 10,676   $  2,060   $ 62,163   $ 58,804   $ 48,944   $ 41,757   $ 19,347
         590        715        952      1,201        344      4,646      4,831      4,625      4,484      2,627
    $   9.21   $   8.98   $   8.79   $   8.89   $   5.98   $  13.39   $  12.18   $  10.58   $   9.31   $   7.37
        2.6%       2.1%      (1.1%)     48.6%     (40.4%)      9.9%      15.1%      13.6%      26.4%     (10.8%)
          --         --         --         --         --       1.3%       0.3%       0.3%       0.3%       0.6%

    $  1,885   $  2,156   $  2,402   $  2,206   $    367   $ 20,025   $ 18,030   $ 14,290   $ 11,685   $  3,664
         170        200        228        207         51      1,269      1,259      1,149      1,070        425
    $  11.09   $  10.79   $  10.55   $  10.65   $   7.16   $  15.78   $  14.33   $  12.43   $  10.93   $   8.63
        2.8%       2.3%      (1.0%)     48.8%     (28.4%)     10.1%      15.3%      13.8%      26.6%     (13.7%)
          --         --         --         --         --       1.3%       0.3%       0.3%       0.3%         --

    $     48   $     45   $     29   $     32   $     --   $    628   $    732   $    526   $    398   $     53
           3          3          2          2         --         34         43         36         31          5
    $  14.58   $  14.24   $  13.97   $  14.17   $     --   $  18.54   $  16.91   $  14.73   $  12.99   $  10.30
        2.4%       1.9%      (1.4%)     41.7%         --       9.7%      14.8%      13.4%      26.1%       3.0%
          --         --         --         --         --       1.3%       0.3%       0.3%       0.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $176,652   $173,409   $189,506   $179,594   $144,348
Units Outstanding..................................     8,089      9,399     10,725     11,179     11,548
Variable Accumulation Unit Value...................  $  21.86   $  18.45   $  17.67   $  16.07   $  12.50
Total Return.......................................     18.5%       4.4%      10.0%      28.5%     (18.1%)
Investment Income Ratio............................      3.3%       1.7%       1.5%       1.8%       1.7%

SERIES II POLICIES (b)
Net Assets.........................................  $    934   $    662   $  1,372   $    877   $    626
Units Outstanding..................................        66         55        119         84         77
Variable Accumulation Unit Value...................  $  14.17   $  11.97   $  11.49   $  10.46   $   8.15
Total Return.......................................     18.3%       4.2%       9.8%      28.3%     (18.2%)
Investment Income Ratio............................      3.3%       1.8%       1.1%       1.8%       1.5%

SERIES III POLICIES (c)
Net Assets.........................................  $ 43,301   $ 37,734   $ 39,178   $ 36,552   $ 20,493
Units Outstanding..................................     3,115      3,203      3,465      3,548      2,552
Variable Accumulation Unit Value...................  $  13.93   $  11.78   $  11.31   $  10.30   $   8.03
Total Return.......................................     18.3%       4.2%       9.8%      28.3%     (18.3%)
Investment Income Ratio............................      3.4%       1.7%       1.5%       1.5%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................  $ 10,984   $  9,392   $  9,223   $  8,099   $  2,204
Units Outstanding..................................       772        782        801        773        270
Variable Accumulation Unit Value...................  $  14.23   $  12.01   $  11.51   $  10.47   $   8.15
Total Return.......................................     18.5%       4.3%       9.9%      28.5%     (18.5%)
Investment Income Ratio............................      3.3%       1.6%       1.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................  $    465   $    694   $    651   $    370   $     72
Units Outstanding..................................        33         58         56         35          9
Variable Accumulation Unit Value...................  $  14.15   $  12.00   $  11.54   $  10.54   $   8.24
Total Return.......................................     18.0%       3.9%       9.5%      27.9%     (17.6%)
Investment Income Ratio............................      3.7%       1.6%       1.2%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $378,517   $438,220   $501,432   $541,659   $534,854   $173,489   $189,175   $231,574   $266,039   $250,712
      15,886     20,068     24,437     28,250     31,372      9,403     11,939     15,251     18,103     20,859
    $  23.85   $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02
        9.2%       6.5%       7.0%      12.5%      (7.7%)     16.6%       4.4%       3.3%      22.3%     (26.5%)
        2.1%       2.2%       2.2%       2.2%       2.4%       1.7%       1.3%       1.0%       1.1%       0.9%

    $  1,377   $  1,886   $  2,176   $  2,620   $  2,506   $    691   $    829   $    985   $  1,136   $  1,024
         112        167        205        264        283         88        123        152        181        199
    $  12.31   $  11.29   $  10.62   $   9.94   $   8.85   $   7.84   $   6.74   $   6.46   $   6.27   $   5.13
        9.0%       6.3%       6.9%      12.3%      (7.9%)     16.4%       4.2%       3.2%      22.1%     (26.6%)
        2.1%       2.2%       2.1%       2.2%       2.5%       1.8%       1.3%       0.9%       1.0%       0.7%

    $ 62,239   $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 15,213   $ 14,690   $ 16,987   $ 20,011   $ 13,227
       5,382      6,178      7,429      8,458      6,575      2,115      2,375      2,864      3,479      2,806
    $  11.57   $  10.62   $  10.00   $   9.36   $   8.34   $   7.19   $   6.18   $   5.93   $   5.75   $   4.71
        9.0%       6.2%       6.8%      12.2%      (7.9%)     16.3%       4.2%       3.1%      22.0%     (26.7%)
        2.1%       2.2%       2.2%       2.4%       3.1%       1.8%       1.4%       1.0%       1.4%       1.0%

    $ 19,557   $ 19,881   $ 21,177   $ 21,004   $  8,129   $  6,014   $  5,713   $  6,016   $  6,275   $  2,078
       1,523      1,691      1,916      2,032        884        504        557        612        659        267
    $  12.83   $  11.76   $  11.05   $  10.33   $   9.19   $  11.94   $  10.25   $   9.83   $   9.52   $   7.79
        9.1%       6.4%       7.0%      12.4%      (8.1%)     16.5%       4.3%       3.3%      22.2%     (22.1%)
        2.1%       2.3%       2.3%       2.6%       5.6%       1.8%       1.4%       1.0%       1.3%       2.5%

    $    414   $    680   $    647   $    513   $     82   $     81   $    134   $    135   $     84   $     --
          32         56         57         48          9          5         10         11          7         --
    $  13.15   $  12.10   $  11.42   $  10.72   $   9.57   $  15.03   $  12.97   $  12.48   $  12.13   $   9.96
        8.7%       6.0%       6.5%      12.0%      (4.3%)     15.9%       3.9%       2.9%      21.8%      (0.4%)
        2.0%       2.3%       2.4%       2.9%       5.1%       1.6%       1.4%       1.2%       1.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 19,437   $ 21,375   $ 24,302   $ 24,572   $ 22,189
Units Outstanding..................................       1,764      2,160      2,599      2,885      3,138
Variable Accumulation Unit Value...................    $  11.03   $   9.90   $   9.35   $   8.52   $   7.07
Total Return.......................................       11.4%       5.8%       9.8%      20.5%     (22.1%)
Investment Income Ratio............................        0.5%       0.6%       0.6%       0.7%       0.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    322   $    323   $    368   $    340   $    260
Units Outstanding..................................          33         37         44         45         41
Variable Accumulation Unit Value...................    $   9.73   $   8.75   $   8.28   $   7.55   $   6.28
Total Return.......................................       11.3%       5.7%       9.6%      20.3%     (22.2%)
Investment Income Ratio............................        0.5%       0.6%       0.6%       0.7%       0.5%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,335   $  5,819   $  6,024   $  5,795   $  4,309
Units Outstanding..................................         558        677        740        780        698
Variable Accumulation Unit Value...................    $   9.56   $   8.60   $   8.14   $   7.43   $   6.18
Total Return.......................................       11.2%       5.6%       9.6%      20.2%     (22.2%)
Investment Income Ratio............................        0.5%       0.6%       0.6%       0.6%       0.5%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,334   $  1,287   $  1,319   $  1,236   $    463
Units Outstanding..................................         104        113        123        126         57
Variable Accumulation Unit Value...................    $  12.67   $  11.37   $  10.75   $   9.80   $   8.14
Total Return.......................................       11.4%       5.8%       9.8%      20.4%     (18.6%)
Investment Income Ratio............................        0.5%       0.6%       0.6%       0.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     70   $     91   $     91   $     74   $     --
Units Outstanding..................................           4          6          7          6         --
Variable Accumulation Unit Value...................    $  15.90   $  14.35   $  13.62   $  12.46   $     --
Total Return.......................................       10.8%       5.4%       9.3%      24.6%         --
Investment Income Ratio............................        0.4%       0.6%       0.6%       0.3%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 25,440   $ 30,730   $ 34,542   $ 33,395   $ 29,511   $  2,035   $  2,771   $  1,792   $    870   $    299
       2,180      2,867      3,422      3,779      4,107        118        208        155         97         45
    $  11.69   $  10.73   $  10.09   $   8.84   $   7.19   $  17.25   $  13.33   $  11.57   $   9.01   $   6.72
        8.9%       6.3%      14.2%      23.0%     (25.6%)     29.4%      15.2%      28.4%      34.0%     (23.8%)
        0.5%       0.5%       1.1%       0.7%       0.3%       1.9%       0.5%       1.3%       1.7%       2.4%

    $    238   $    246   $    298   $    307   $    270   $     58   $     19   $     23   $     16   $     10
          29         32         42         49         53          3          1          2          2          1
    $   8.25   $   7.59   $   7.15   $   6.27   $   5.10   $  20.24   $  15.66   $  13.61   $  10.62   $   7.93
        8.8%       6.1%      14.1%      22.8%     (25.7%)     29.2%      15.0%      28.2%      33.8%     (23.9%)
        0.5%       0.5%       1.1%       0.7%       0.3%       1.3%       0.6%       1.3%       2.1%       0.3%

    $  5,379   $  5,561   $  6,554   $  6,172   $  4,401   $  3,030   $  2,247   $  1,955   $  1,138   $    390
         683        767        958      1,029        900        188        180        180        134         62
    $   7.89   $   7.26   $   6.84   $   6.00   $   4.89   $  16.15   $  12.50   $  10.87   $   8.49   $   6.35
        8.7%       6.1%      14.0%      22.7%     (25.7%)     29.2%      15.0%      28.1%      33.7%     (24.0%)
        0.5%       0.5%       1.1%       0.6%       0.3%       2.0%       0.6%       1.4%       2.1%       3.0%

    $  1,079   $  1,131   $  1,125   $  1,035   $    357   $    170   $    147   $    132   $    104   $     41
          84         96        102        107         45          7          7          8          8          4
    $  12.80   $  11.76   $  11.07   $   9.69   $   7.89   $  26.08   $  20.16   $  17.50   $  13.64   $  10.18
        8.9%       6.3%      14.2%      22.9%     (21.1%)     29.4%      15.2%      28.3%      33.9%       1.8%
        0.5%       0.5%       1.1%       0.6%         --       2.4%       0.6%       1.5%       2.2%         --

    $      7   $     22   $     27   $      8   $     --   $     41   $     55   $     44   $     15   $     --
          --          2          2          1         --          2          3          3          1         --
    $  15.43   $  14.23   $  13.44   $  11.82   $   9.65   $  23.09   $  17.92   $  15.62   $  12.22   $     --
        8.4%       5.8%      13.7%      22.5%      (3.5%)     28.9%      14.7%      27.8%      22.2%         --
        0.9%       0.4%       0.5%       0.2%         --       3.0%       0.6%       1.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,195   $  3,233   $  3,795   $  4,336   $  1,673
Units Outstanding..................................         258        296        390        511        249
Variable Accumulation Unit Value...................    $  12.35   $  10.92   $   9.73   $   8.49   $   6.72
Total Return.......................................       13.1%      12.2%      14.7%      26.3%     (30.3%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     44   $     43   $     59   $     69   $     26
Units Outstanding..................................           3          4          6          8          4
Variable Accumulation Unit Value...................    $  12.68   $  11.23   $  10.02   $   8.75   $   6.94
Total Return.......................................       12.9%      12.0%      14.5%      26.1%     (30.4%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  3,034   $  2,913   $  3,531   $  3,204   $  1,192
Units Outstanding..................................         238        258        350        364        171
Variable Accumulation Unit Value...................    $  12.74   $  11.28   $  10.08   $   8.81   $   6.99
Total Return.......................................       12.9%      11.9%      14.5%      26.0%     (30.5%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    743   $    711   $    672   $    619   $    156
Units Outstanding..................................          42         45         48         51         16
Variable Accumulation Unit Value...................    $  17.76   $  15.71   $  14.01   $  12.22   $   9.68
Total Return.......................................       13.0%      12.1%      14.6%      26.2%      (3.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     75   $    117   $    110   $     82   $     --
Units Outstanding..................................           4          8          8          7         --
Variable Accumulation Unit Value...................    $  17.00   $  15.11   $  13.53   $  11.85   $   9.42
Total Return.......................................       12.5%      11.7%      14.2%      25.8%      (5.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           ROYCE                 ROYCE
         MICRO-CAP             SMALL-CAP                           T. ROWE PRICE
         PORTFOLIO             PORTFOLIO                               EQUITY
     INVESTMENT CLASS      INVESTMENT CLASS                       INCOME PORTFOLIO
    -------------------   -------------------   ----------------------------------------------------
      2006       2005       2006       2005       2006       2005       2004       2003       2002
    ------------------------------------------------------------------------------------------------
    $ 15,285   $  1,905   $ 11,550   $  4,337   $149,810   $150,117   $144,311   $117,894   $ 89,634
       1,051        159        907        387      8,977     10,552     10,397      9,625      9,056
    $  14.51   $  12.16   $  12.72   $  11.18   $  16.69   $  14.22   $  13.88   $  12.25   $   9.90
       19.4%      21.6%      13.8%      11.8%      17.3%       2.5%      13.3%      23.7%     (14.3%)
        0.3%       1.5%       0.1%         --       1.6%       1.6%       1.6%       1.7%       1.7%

    $    642   $     46   $    645   $  1,261   $  1,548   $  1,231   $  1,478   $  1,524   $  1,044
          44          4         53        119         98         91        112        130        110
    $  14.62   $  12.27   $  12.01   $  10.56   $  15.86   $  13.54   $  13.24   $  11.70   $   9.47
       19.2%      22.7%      13.7%       5.6%      17.1%       2.3%      13.2%      23.6%     (14.5%)
        0.3%       1.5%         --         --       1.6%       1.5%       1.6%       1.7%       1.7%

    $ 10,364   $  1,555   $  6,938   $  2,400   $ 59,049   $ 54,289   $ 50,653   $ 41,615   $ 22,371
         719        133        563        221      3,811      4,097      3,910      3,633      2,412
    $  14.34   $  12.04   $  12.30   $  10.83   $  15.51   $  13.25   $  12.95   $  11.45   $   9.27
       19.1%      20.4%      13.6%       8.3%      17.1%       2.3%      13.1%      23.5%     (14.5%)
        0.3%       1.5%       0.1%         --       1.6%       1.6%       1.6%       1.8%       1.9%

    $ 11,636   $  2,259   $  8,687   $  3,127   $ 16,286   $ 14,572   $ 13,286   $ 11,020   $  3,453
         821        190        694        284      1,176      1,236      1,154      1,084        420
    $  14.14   $  11.85   $  12.49   $  10.98   $  13.83   $  11.79   $  11.51   $  10.17   $   8.22
       19.3%      18.5%      13.8%       9.8%      17.3%       2.4%      13.3%      23.7%     (17.8%)
        0.3%       1.6%       0.1%         --       1.6%       1.6%       1.6%       1.9%       3.1%

    $    462   $     77   $    311   $     62   $    495   $    661   $    634   $    461   $    117
          33          7         26          6         36         55         54         45         14
    $  13.87   $  11.67   $  11.86   $  10.47   $  13.92   $  11.92   $  11.68   $  10.36   $   8.41
       18.8%      16.7%      13.3%       4.7%      16.8%       2.0%      12.8%      23.2%     (15.9%)
        0.3%       2.3%       0.1%         --       1.5%       1.6%       1.6%       1.9%       2.7%

    $  7,136   $    854   $  5,019   $  1,622   $     --   $     --   $     --   $     --   $     --
         499         68        405        148         --         --         --         --         --
    $  14.26   $  11.98   $  12.35   $  10.90   $     --   $     --   $     --   $     --   $     --
       19.0%      19.8%      13.3%       9.0%         --         --         --         --         --
        0.3%       2.0%       0.1%         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 94,179   $ 66,110   $ 19,773   $ 10,239   $  6,351
Units Outstanding..................................       3,296      2,840      1,271        805        714
Variable Accumulation Unit Value...................    $  28.55   $  23.26   $  15.55   $  12.72   $   8.89
Total Return.......................................       22.8%      49.6%      22.3%      43.1%      (4.2%)
Investment Income Ratio............................        0.1%       0.2%       0.3%       0.4%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,245   $  1,299   $    292   $    190   $     49
Units Outstanding..................................         115         56         19         15          6
Variable Accumulation Unit Value...................    $  28.20   $  23.01   $  15.41   $  12.62   $   8.83
Total Return.......................................       22.6%      49.3%      22.1%      42.8%      (4.3%)
Investment Income Ratio............................          --       0.2%       0.3%       0.3%       0.3%

SERIES III POLICIES (c)
Net Assets.........................................    $ 77,460   $ 53,056   $ 16,224   $  5,745   $  2,229
Units Outstanding..................................       2,712      2,279      1,040        449        249
Variable Accumulation Unit Value...................    $  28.54   $  23.29   $  15.61   $  12.79   $   8.96
Total Return.......................................       22.5%      49.3%      22.0%      42.8%      (4.4%)
Investment Income Ratio............................        0.1%       0.2%       0.3%       0.4%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 50,508   $ 27,352   $  7,059   $  1,461   $    326
Units Outstanding..................................       1,871      1,242        480        121         39
Variable Accumulation Unit Value...................    $  26.99   $  22.00   $  14.71   $  12.04   $   8.42
Total Return.......................................       22.7%      49.5%      22.2%      43.0%     (15.8%)
Investment Income Ratio............................        0.1%       0.2%       0.2%       0.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,738   $  1,221   $    371   $     63   $     --
Units Outstanding..................................          81         44         20          4         --
Variable Accumulation Unit Value...................    $  33.76   $  27.62   $  18.55   $  15.24   $     --
Total Return.......................................       22.2%      48.9%      21.7%      52.4%         --
Investment Income Ratio............................          --       0.2%       0.1%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 39,009   $ 20,900   $  4,069   $    348   $     --
Units Outstanding..................................       1,306        853        249         26         --
Variable Accumulation Unit Value...................    $  29.80   $  24.36   $  16.35   $  13.42   $     --
Total Return.......................................       22.3%      49.0%      21.8%      34.2%         --
Investment Income Ratio............................        0.1%       0.2%       0.1%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                       VAN KAMPEN UIF
                      EMERGING MARKETS
                      EQUITY--CLASS I
    ----------------------------------------------------
      2006       2005       2004       2003       2002
    ----------------------------------------------------
    $ 77,264   $ 56,637   $ 39,055   $ 33,055   $ 22,764
       3,407      3,378      3,076      3,161      3,213
    $  22.66   $  16.76   $  12.70   $  10.46   $   7.09
       35.2%      32.0%      21.4%      47.6%     (10.2%)
        0.8%       0.4%       0.7%         --         --

    $    830   $    570   $    164   $    697   $    109
          51         47         18         92         21
    $  16.30   $  12.07   $   9.15   $   7.55   $   5.12
       35.1%      31.8%      21.2%      47.4%     (10.4%)
        0.8%       0.3%       0.6%         --         --

    $ 20,872   $ 13,590   $  7,050   $  5,409   $  2,432
       1,103        973        663        617        408
    $  18.90   $  14.00   $  10.63   $   8.77   $   5.96
       35.0%      31.7%      21.2%      47.3%     (10.3%)
        0.8%       0.4%       0.7%         --         --

    $  5,612   $  3,772   $  1,965   $  1,279   $    456
         223        203        139        110         58
    $  25.14   $  18.60   $  14.10   $  11.62   $   7.88
       35.2%      31.9%      21.3%      47.5%     (21.2%)
        0.7%       0.4%       0.7%         --         --

    $    151   $    112   $     57   $     19   $     --
           5          5          3          1         --
    $  31.97   $  23.75   $  18.07   $  14.95   $     --
       34.6%      31.4%      20.9%      49.5%         --
        0.9%       0.4%       0.7%         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                           MainStay VP                      MainStay VP
                                           Balanced--                         Bond--
                                          Service Class                    Service Class
                                       -------------------   -----------------------------------------
                                         2006       2005       2006       2005       2004       2003
                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 46,803   $ 32,603   $ 13,611   $ 11,334   $  7,474   $  2,929
Units Outstanding....................     4,111      3,115      1,297      1,110        737        296
Variable Accumulation Unit Value.....  $  11.38   $  10.46   $  10.49   $  10.20   $  10.15   $   9.91
Total Return.........................      8.9%       4.6%       2.8%       0.5%       2.4%      (0.9%)
Investment Income Ratio..............      2.0%       1.7%       1.1%       3.7%       4.8%      13.3%

SERIES II POLICIES (b)
Net Assets...........................  $  3,074   $  1,467   $    858   $    349   $      5   $     --
Units Outstanding....................       272        136         83         35          1         --
Variable Accumulation Unit Value.....  $  11.32   $  10.41   $  10.33   $  10.06   $  10.02   $     --
Total Return.........................      8.7%       4.1%       2.7%       0.3%       0.2%         --
Investment Income Ratio..............      2.2%       3.0%       1.4%       7.8%      48.1%         --

SERIES III POLICIES (c)
Net Assets...........................  $ 29,963   $ 19,146   $ 24,795   $ 24,637   $ 19,603   $  6,344
Units Outstanding....................     2,638      1,825      2,380      2,427      1,936        640
Variable Accumulation Unit Value.....  $  11.35   $  10.44   $  10.42   $  10.15   $  10.12   $   9.91
Total Return.........................      8.7%       4.4%       2.6%       0.3%       2.2%      (0.9%)
Investment Income Ratio..............      2.0%       2.2%       1.0%       3.4%       4.8%      17.1%

SERIES IV POLICIES (d)
Net Assets...........................  $ 24,827   $ 13,881   $ 26,094   $ 23,266   $ 16,738   $  5,867
Units Outstanding....................     2,181      1,320      2,488      2,275      1,649        592
Variable Accumulation Unit Value.....  $  11.38   $  10.45   $  10.48   $  10.19   $  10.15   $   9.92
Total Return.........................      8.8%       4.5%       2.8%       0.4%       2.3%      (0.8%)
Investment Income Ratio..............      2.1%       2.3%       1.1%       3.5%       5.0%      15.6%

SERIES V POLICIES (e)
Net Assets...........................  $  2,054   $  1,509   $  2,662   $  2,429   $  1,362   $    407
Units Outstanding....................       181        144        260        242        136         41
Variable Accumulation Unit Value.....  $  11.34   $  10.46   $  10.26   $  10.02   $  10.02   $   9.83
Total Return.........................      8.4%       4.6%       2.4%         --       1.9%      (1.7%)
Investment Income Ratio..............      2.2%       1.8%       1.0%       3.7%       5.2%      14.8%

SERIES VI POLICIES (f)
Net Assets...........................  $ 22,364   $ 13,375   $ 15,506   $ 14,340   $  9,200   $  3,343
Units Outstanding....................     1,975      1,275      1,497      1,415        912        338
Variable Accumulation Unit Value.....  $  11.32   $  10.43   $  10.36   $  10.11   $  10.09   $   9.89
Total Return.........................      8.5%       4.3%       2.5%       0.1%       2.0%      (1.1%)
Investment Income Ratio..............      2.1%       2.2%       1.0%       3.7%       5.2%      14.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                             MainStay VP
                   MainStay VP                                 MainStay VP                  Conservative
             Capital Appreciation--                          Common Stock--                 Allocation--
                  Service Class                               Service Class                 Service Class
    -----------------------------------------   -----------------------------------------   -------------
      2006       2005       2004       2003       2006       2005       2004       2003         2006
    -----------------------------------------------------------------------------------------------------
    $ 10,744   $  9,595   $  7,459   $  2,760   $  9,997   $  7,104   $  4,810   $  1,842     $ 17,229
         859        788        653        248        662        539        387        162        1,612
    $  12.51   $  12.17   $  11.42   $  11.15   $  15.09   $  13.17   $  12.44   $  11.40     $  10.66
        2.7%       6.6%       2.5%      11.5%      14.6%       5.9%       9.1%      14.0%         6.6%
        0.2%         --       0.1%       0.5%       0.5%       1.0%       1.6%       3.7%         1.9%

    $    208   $     78   $      6   $     --   $    384   $     34   $     --   $     --     $  1,967
          18          7          1         --         32          3         --         --          179
    $  11.26   $  10.98   $  10.31   $     --   $  12.05   $  10.54   $  10.00   $     --     $  10.62
        2.6%       6.4%       3.1%         --      14.4%       5.4%         --         --         6.2%
        0.2%         --       0.8%         --       0.8%       2.7%         --         --         2.0%

    $ 16,850   $ 17,835   $ 16,081   $  5,334   $ 15,284   $ 12,796   $ 10,274   $  3,094     $  9,793
       1,341      1,456      1,396        474      1,021        981        832        273          919
    $  12.56   $  12.25   $  11.52   $  11.26   $  14.91   $  13.04   $  12.34   $  11.34     $  10.65
        2.5%       6.4%       2.2%      12.6%      14.4%       5.7%       8.9%      13.4%         6.5%
        0.2%         --       0.1%       0.6%       0.4%       0.9%       1.7%       4.1%         1.9%

    $ 11,896   $ 11,771   $ 10,571   $  4,522   $ 17,491   $ 14,034   $ 10,070   $  3,340     $  7,239
         953        968        926        406      1,161      1,063        810        293          681
    $  12.48   $  12.16   $  11.41   $  11.14   $  15.06   $  13.15   $  12.43   $  11.40     $  10.58
        2.7%       6.6%       2.4%      11.4%      14.5%       5.8%       9.0%      14.0%         5.8%
        0.2%         --       0.1%       0.5%       0.4%       0.9%       1.7%       3.4%         2.3%

    $    553   $    554   $    429   $     86   $    449   $    309   $    213   $     38     $    962
          46         47         38          8         30         24         17          3           91
    $  12.14   $  11.88   $  11.20   $  10.98   $  14.78   $  12.96   $  12.29   $  11.32     $  10.59
        2.2%       6.1%       2.0%       9.8%      14.1%       5.4%       8.6%      13.2%         5.9%
        0.2%         --       0.1%       1.3%       0.5%       0.9%       1.6%       2.4%         2.9%

    $ 11,233   $ 11,667   $  8,794   $  2,186   $ 10,391   $  7,321   $  5,161   $  1,484     $  8,859
         909        967        774        197        697        561        417        130          837
    $  12.35   $  12.06   $  11.36   $  11.12   $  14.90   $  13.05   $  12.37   $  11.38     $  10.54
        2.4%       6.2%       2.1%      11.2%      14.2%       5.5%       8.7%      13.8%         5.4%
        0.2%         --       0.1%       0.5%       0.5%       1.0%       1.8%       3.4%         2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      MainStay VP                                 MainStay VP
                                                     Convertible--                            Developing Growth--
                                                     Service Class                               Service Class
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 16,277   $ 13,293   $ 10,142   $  3,817   $  4,675   $  3,145   $  1,949   $    637
Units Outstanding....................     1,248      1,105        884        347        316        235        161         55
Variable Accumulation Unit Value.....  $  13.07   $  12.03   $  11.48   $  10.99   $  14.78   $  13.34   $  12.11   $  11.63
Total Return.........................      8.6%       4.9%       4.4%       9.9%      10.8%      10.2%       4.1%      16.3%
Investment Income Ratio..............      2.4%       1.5%       2.4%       8.3%         --         --         --         --

SERIES II POLICIES (b)
Net Assets...........................  $  1,298   $    358   $     24   $     --   $    151   $     45   $      3   $     --
Units Outstanding....................       113         34          2         --         12          4         --         --
Variable Accumulation Unit Value.....  $  11.47   $  10.58   $  10.11   $     --   $  12.17   $  11.00   $  10.00   $     --
Total Return.........................      8.4%       4.7%       1.1%         --      10.6%      10.0%         --         --
Investment Income Ratio..............      3.2%       4.8%      58.1%         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets...........................  $ 28,651   $ 25,860   $ 23,424   $  7,798   $  7,058   $  6,081   $  4,769   $  1,458
Units Outstanding....................     2,198      2,151      2,039        707        487        465        400        127
Variable Accumulation Unit Value.....  $  13.03   $  12.02   $  11.49   $  11.03   $  14.49   $  13.11   $  11.92   $  11.47
Total Return.........................      8.4%       4.7%       4.2%      10.3%      10.6%      10.0%       3.9%      14.7%
Investment Income Ratio..............      2.3%       1.4%       2.5%       9.0%         --         --         --         --

SERIES IV POLICIES (d)
Net Assets...........................  $ 30,765   $ 25,647   $ 20,014   $  7,040   $  6,753   $  5,606   $  4,310   $  1,358
Units Outstanding....................     2,370      2,141      1,754        644        458        421        357        117
Variable Accumulation Unit Value.....  $  12.98   $  11.96   $  11.41   $  10.94   $  14.74   $  13.31   $  12.09   $  11.62
Total Return.........................      8.6%       4.8%       4.3%       9.4%      10.7%      10.1%       4.1%      16.2%
Investment Income Ratio..............      2.4%       1.5%       2.5%       8.5%         --         --         --         --

SERIES V POLICIES (e)
Net Assets...........................  $  1,829   $  1,608   $  1,466   $    533   $    266   $    232   $    170   $     64
Units Outstanding....................       143        136        129         49         19         18         14          6
Variable Accumulation Unit Value.....  $  12.80   $  11.84   $  11.34   $  10.91   $  14.31   $  12.97   $  11.83   $  11.41
Total Return.........................      8.1%       4.4%       3.9%       9.1%      10.3%       9.7%       3.6%      14.1%
Investment Income Ratio..............      2.3%       1.4%       2.4%       9.5%         --         --         --         --

SERIES VI POLICIES (f)
Net Assets...........................  $ 19,713   $ 16,730   $ 12,642   $  3,430   $  4,415   $  3,248   $  2,228   $    721
Units Outstanding....................     1,545      1,418      1,120        316        298        242        182         61
Variable Accumulation Unit Value.....  $  12.76   $  11.79   $  11.28   $  10.85   $  14.80   $  13.40   $  12.21   $  11.77
Total Return.........................      8.2%       4.5%       4.0%       8.5%      10.4%       9.8%       3.7%      17.7%
Investment Income Ratio..............      2.4%       1.5%       2.8%       9.2%         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                       MainStay VP
        MainStay VP                      MainStay VP                     Growth                      MainStay VP
      Floating Rate--                   Government--                   Allocation            High Yield Corporate Bond--
       Service Class                    Service Class                 Service Class                 Service Class
    -------------------   -----------------------------------------   -------------   -----------------------------------------
      2006       2005       2006       2005       2004       2003         2006          2006       2005       2004       2003
    ---------------------------------------------------------------------------------------------------------------------------
    $ 66,344   $ 36,518   $ 10,264   $  8,799   $  6,080   $  2,651     $ 16,922      $ 65,778   $ 50,262   $ 33,434   $ 10,501
       6,301      3,612      1,005        881        614        272        1,524         4,654      3,920      2,643        920
    $  10.52   $  10.10   $  10.21   $   9.97   $   9.91   $   9.75     $  11.08      $  14.12   $  12.81   $  12.65   $  11.41
        4.2%       1.0%       2.4%       0.7%       1.6%      (2.5%)       10.8%         10.2%       1.2%      10.9%      14.1%
        6.1%       4.5%       0.9%       3.6%       5.6%      14.3%         1.4%          2.0%       6.8%      10.1%      26.0%

    $  8,414   $  4,001   $    436   $    316   $      5   $     --     $    571      $  6,351   $  2,500   $     64   $     --
         797        373         42         30         --         --           53           552        242          6         --
    $  10.56   $  10.14   $  10.28   $  10.06   $  10.01   $     --     $  10.73      $  11.32   $  10.29   $  10.18   $     --
        4.1%       1.4%       2.2%       0.5%       0.1%         --         7.3%         10.0%       1.1%       1.8%         --
        6.1%       4.9%       1.0%       6.8%      86.3%         --         1.6%          2.8%      12.6%      87.4%         --

    $ 41,204   $ 13,041   $ 17,078   $ 16,243   $ 12,875   $  4,087     $  7,010      $134,191   $117,498   $ 94,871   $ 28,302
       3,923      1,272      1,691      1,645      1,310        422          646         9,605      9,264      7,556      2,495
    $  10.49   $  10.08   $  10.09   $   9.88   $   9.83   $   9.69     $  10.85      $  13.95   $  12.69   $  12.56   $  11.35
        4.0%       0.8%       2.1%       0.5%       1.4%      (3.1%)        8.5%         10.0%       1.0%      10.7%      13.5%
        6.2%       4.7%       0.9%       3.3%       5.7%      18.2%         1.4%          1.9%       6.4%      10.2%      30.0%

    $ 35,265   $ 10,796   $ 16,646   $ 14,766   $ 11,256   $  4,147     $ 11,086      $123,311   $103,496   $ 76,786   $ 25,512
       3,353      1,052      1,630      1,481      1,136        425          999         8,698      8,052      6,041      2,224
    $  10.52   $  10.09   $  10.20   $   9.97   $   9.91   $   9.76     $  11.07      $  14.17   $  12.86   $  12.71   $  11.47
        4.2%       0.9%       2.3%       0.6%       1.6%      (2.4%)       10.7%         10.1%       1.2%      10.8%      14.7%
        6.1%       4.8%       0.9%       3.4%       5.6%      16.5%         1.4%          1.9%       6.4%      10.0%      26.4%

    $  3,441   $  1,686   $  1,626   $  1,257   $    706   $    421     $    686      $ 12,883   $ 11,657   $  8,737   $  2,901
         318        164        162        127         72         43           64           929        922        697        255
    $  10.64   $  10.25   $  10.06   $   9.87   $   9.85   $   9.74     $  10.77      $  13.87   $  12.64   $  12.54   $  11.36
        3.8%       2.5%       1.9%       0.2%       1.2%      (2.6%)        7.7%          9.7%       0.8%      10.4%      13.6%
        6.1%       4.7%       1.0%       3.8%       5.1%      14.0%         1.2%          1.8%       6.5%      10.2%      27.0%

    $ 25,234   $ 11,829   $  9,551   $  8,125   $  4,800   $  1,800     $  5,801      $ 81,548   $ 64,705   $ 39,920   $  9,211
       2,411      1,145        948        818        487        185          511         5,835      5,086      3,173        809
    $  10.52   $  10.13   $  10.08   $   9.88   $   9.85   $   9.73     $  10.76      $  13.94   $  12.69   $  12.58   $  11.39
        3.9%       1.3%       2.0%       0.3%       1.3%      (2.7%)        7.6%          9.8%       0.9%      10.5%      13.9%
        6.1%       4.8%       0.9%       3.8%       5.6%      16.2%         1.6%          2.0%       7.2%      11.7%      29.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      MainStay VP                                 MainStay VP
                                                 ICAP Select Equity--                          Income & Growth--
                                                     Service Class                               Service Class
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $  6,252   $  4,281   $  3,119   $    821   $  5,402   $  3,830   $  2,450   $    503
Units Outstanding....................       413        332        251         73        372        302        200         45
Variable Accumulation Unit Value.....  $  15.10   $  12.87   $  12.40   $  11.32   $  14.53   $  12.64   $  12.27   $  11.07
Total Return.........................     17.3%       3.8%       9.6%      13.2%      14.9%       3.0%      10.8%      10.7%
Investment Income Ratio..............      0.1%       0.9%       1.2%       2.7%       0.5%       1.2%       2.8%       5.6%

SERIES II POLICIES (b)
Net Assets...........................  $    327   $     37   $     --   $     --   $    613   $    311   $     13   $     --
Units Outstanding....................        27          3         --         --         51         30          1         --
Variable Accumulation Unit Value.....  $  12.33   $  10.53   $  10.00   $     --   $  11.97   $  10.43   $  10.14   $     --
Total Return.........................     17.2%       5.3%         --         --      14.8%       2.9%       1.4%         --
Investment Income Ratio..............      0.3%       3.1%         --         --       0.6%       1.6%      63.6%         --

SERIES III POLICIES (c)
Net Assets...........................  $  9,830   $  7,357   $  6,678   $  1,807   $  9,524   $  8,051   $  5,324   $  1,437
Units Outstanding....................       656        576        541        160        641        622        423        126
Variable Accumulation Unit Value.....  $  14.97   $  12.78   $  12.34   $  11.29   $  14.84   $  12.94   $  12.59   $  11.38
Total Return.........................     17.1%       3.5%       9.3%      12.9%      14.7%       2.8%      10.6%      13.8%
Investment Income Ratio..............      0.1%       0.8%       1.1%       2.9%       0.5%       1.2%       2.6%       6.1%

SERIES IV POLICIES (d)
Net Assets...........................  $ 11,038   $  7,259   $  5,699   $  2,039   $  9,406   $  7,628   $  5,136   $  1,389
Units Outstanding....................       732        563        461        181        634        590        410        123
Variable Accumulation Unit Value.....  $  15.04   $  12.82   $  12.37   $  11.29   $  14.83   $  12.91   $  12.53   $  11.32
Total Return.........................     17.3%       3.7%       9.5%      12.9%      14.9%       3.0%      10.8%      13.2%
Investment Income Ratio..............        --       0.8%       1.1%       2.8%       0.5%       1.1%       2.5%       5.3%

SERIES V POLICIES (e)
Net Assets...........................  $    962   $    686   $    551   $    133   $    826   $    553   $    292   $     24
Units Outstanding....................        65         54         45         12         57         44         24          2
Variable Accumulation Unit Value.....  $  14.75   $  12.62   $  12.22   $  11.21   $  14.49   $  12.67   $  12.35   $  11.19
Total Return.........................     16.8%       3.3%       9.1%      12.1%      14.4%       2.6%      10.3%      11.9%
Investment Income Ratio..............        --       0.8%       1.2%       5.2%       0.6%       1.3%       3.0%       4.4%

SERIES VI POLICIES (f)
Net Assets...........................  $  7,661   $  4,536   $  3,804   $    907   $  8,151   $  6,954   $  3,499   $    600
Units Outstanding....................       514        353        309         80        559        546        282         53
Variable Accumulation Unit Value.....  $  14.89   $  12.73   $  12.32   $  11.28   $  14.59   $  12.73   $  12.40   $  11.23
Total Return.........................     16.9%       3.4%       9.2%      12.8%      14.5%       2.7%      10.4%      12.3%
Investment Income Ratio..............      0.2%       0.8%       1.0%       2.8%       0.5%       1.3%       3.2%       5.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                   MainStay VP                                 MainStay VP                      MainStay VP
             International Equity--                        Large Cap Growth--                 Mid Cap Core--
                  Service Class                               Service Class                    Service Class
    -----------------------------------------   -----------------------------------------   -------------------
      2006       2005       2004       2003       2006       2005       2004       2003       2006       2005
    -----------------------------------------------------------------------------------------------------------
    $ 24,928   $ 12,520   $  5,975   $  1,340   $  4,851   $  3,045   $  2,041   $    820   $ 18,032   $ 11,966
       1,339        869        441        114        419        278        191         74        986        740
    $  18.59   $  14.39   $  13.55   $  11.74   $  11.56   $  10.96   $  10.67   $  11.11   $  18.28   $  16.17
       29.2%       6.3%      15.4%      17.4%       5.5%       2.7%      (3.9%)     11.1%      13.1%      14.0%
        0.2%       2.0%       1.3%       6.9%         --         --       0.1%       0.4%         --       0.5%

    $  2,397   $    626   $      8   $     --   $    295   $     72   $     --   $     --   $    973   $    349
         172         56          1         --         25          6         --         --         74         28
    $  13.95   $  10.82   $  10.19   $     --   $  11.92   $  11.32   $  10.00   $     --   $  13.09   $  11.60
       29.0%       6.1%       1.9%         --       5.3%      13.2%         --         --      12.9%      13.8%
        0.3%       4.1%      10.9%         --         --         --         --         --         --       1.1%

    $ 44,302   $ 26,887   $ 16,793   $  2,933   $  8,805   $  6,797   $  6,358   $  2,737   $ 27,464   $ 21,987
       2,432      1,907      1,262        254        768        624        598        247      1,522      1,375
    $  18.18   $  14.11   $  13.30   $  11.55   $  11.46   $  10.89   $  10.63   $  11.08   $  18.04   $  15.99
       28.9%       6.0%      15.2%      15.5%       5.3%       2.5%      (4.1%)     10.8%      12.8%      13.7%
        0.2%       1.8%       1.4%       8.0%         --         --         --       0.4%         --       0.4%

    $ 50,013   $ 26,069   $ 13,748   $  2,849   $  9,704   $  5,526   $  5,116   $  2,233   $ 27,704   $ 19,680
       2,724      1,829      1,027        246        842        505        480        201      1,527      1,220
    $  18.35   $  14.21   $  13.38   $  11.60   $  11.52   $  10.93   $  10.65   $  11.09   $  18.14   $  16.05
       29.1%       6.2%      15.4%      16.0%       5.4%       2.6%      (4.0%)     10.9%      13.0%      13.9%
        0.2%       2.0%       1.3%       6.6%         --         --         --       0.3%         --       0.5%

    $  2,996   $  1,609   $    684   $     78   $    613   $    453   $    272   $     60   $  2,092   $  1,543
         170        117         53          7         55         43         26          6        116         96
    $  17.63   $  13.71   $  12.96   $  11.28   $  11.05   $  10.53   $  10.30   $  10.77   $  18.00   $  15.99
       28.6%       5.8%      14.9%      12.8%       5.0%       2.2%      (4.3%)      7.7%      12.6%      13.5%
        0.2%       2.2%       1.5%      11.7%         --         --       0.1%       0.5%         --       0.5%

    $ 37,864   $ 17,356   $  7,562   $  1,381   $  6,145   $  3,647   $  2,723   $  1,265   $ 24,573   $ 18,737
       2,118      1,251        578        121        538        337        257        114      1,376      1,183
    $  17.83   $  13.85   $  13.08   $  11.37   $  11.39   $  10.84   $  10.59   $  11.06   $  17.84   $  15.83
       28.7%       5.9%      15.0%      13.7%       5.1%       2.3%      (4.2%)     10.6%      12.7%      13.6%
        0.2%       2.1%       1.5%       7.6%         --         --       0.1%       0.3%         --       0.5%


         MainStay VP
       Mid Cap Core--
        Service Class
     -------------------
       2004       2003
     -------------------
     $  5,876   $  1,477
          414        125
     $  14.19   $  11.80
        20.2%      18.0%
         0.5%       1.2%
     $     11   $     --
            1         --
     $  10.19   $     --
         1.9%         --
         3.1%         --
     $ 13,092   $  2,774
          931        237
     $  14.06   $  11.72
        20.0%      17.2%
         0.5%       1.4%
     $ 10,128   $  2,677
          719        228
     $  14.09   $  11.73
        20.1%      17.3%
         0.5%       1.2%
     $    656   $    183
           47         16
     $  14.09   $  11.78
        19.7%      17.8%
         0.5%       3.0%
     $  7,802   $  1,319
          560        113
     $  13.94   $  11.64
        19.8%      16.4%
         0.6%       1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      MainStay VP                                 MainStay VP
                                                   Mid Cap Growth--                             Mid Cap Value--
                                                     Service Class                               Service Class
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 23,982   $ 18,597   $  9,510   $  2,376   $ 24,729   $ 18,099   $  9,220   $  2,399
Units Outstanding....................     1,334      1,104        653        197      1,582      1,298        688        207
Variable Accumulation Unit Value.....  $  18.02   $  16.77   $  14.56   $  12.07   $  15.64   $  13.94   $  13.41   $  11.60
Total Return.........................      7.4%      15.2%      20.6%      20.7%      12.2%       4.0%      15.6%      16.0%
Investment Income Ratio..............        --         --         --         --         --       0.7%       1.1%       3.4%

SERIES II POLICIES (b)
Net Assets...........................  $    947   $    598   $      5   $     --   $  1,288   $    522   $     34   $     --
Units Outstanding....................        75         51          1         --        108         49          3         --
Variable Accumulation Unit Value.....  $  12.64   $  11.78   $  10.24   $     --   $  11.97   $  10.69   $  10.29   $     --
Total Return.........................      7.3%      15.0%       2.4%         --      12.0%       3.8%       2.9%         --
Investment Income Ratio..............        --         --         --         --         --       1.1%       7.1%         --

SERIES III POLICIES (c)
Net Assets...........................  $ 35,786   $ 33,555   $ 21,257   $  5,125   $ 47,112   $ 41,554   $ 25,830   $  6,443
Units Outstanding....................     2,040      2,054      1,494        434      2,992      2,962      1,910        550
Variable Accumulation Unit Value.....  $  17.54   $  16.35   $  14.23   $  11.82   $  15.71   $  14.03   $  13.52   $  11.72
Total Return.........................      7.2%      15.0%      20.4%      18.2%      12.0%       3.8%      15.4%      17.2%
Investment Income Ratio..............        --         --         --         --         --       0.7%       1.0%       3.8%

SERIES IV POLICIES (d)
Net Assets...........................  $ 37,892   $ 30,962   $ 17,454   $  5,111   $ 48,022   $ 38,107   $ 21,168   $  5,125
Units Outstanding....................     2,150      1,884      1,224        432      3,074      2,741      1,580        442
Variable Accumulation Unit Value.....  $  17.63   $  16.42   $  14.26   $  11.83   $  15.61   $  13.92   $  13.40   $  11.59
Total Return.........................      7.4%      15.1%      20.5%      18.3%      12.1%       3.9%      15.6%      15.9%
Investment Income Ratio..............        --         --         --         --         --       0.7%       1.1%       3.5%

SERIES V POLICIES (e)
Net Assets...........................  $  1,581   $  1,475   $    854   $    186   $  2,264   $  1,915   $    833   $    122
Units Outstanding....................        92         92         61         16        148        140         63         11
Variable Accumulation Unit Value.....  $  17.10   $  15.98   $  13.94   $  11.61   $  15.31   $  13.71   $  13.25   $  11.51
Total Return.........................      7.0%      14.7%      20.1%      16.1%      11.7%       3.5%      15.1%      15.1%
Investment Income Ratio..............        --         --         --         --         --       0.8%       1.2%       4.3%

SERIES VI POLICIES (f)
Net Assets...........................  $ 27,243   $ 24,736   $ 11,705   $  2,941   $ 30,700   $ 26,504   $ 14,398   $  2,519
Units Outstanding....................     1,531      1,485        808        244      1,988      1,915      1,080        218
Variable Accumulation Unit Value.....  $  17.80   $  16.62   $  14.48   $  12.05   $  15.44   $  13.81   $  13.33   $  11.57
Total Return.........................      7.1%      14.8%      20.2%      20.5%      11.8%       3.6%      15.2%      15.7%
Investment Income Ratio..............        --         --         --         --         --       0.7%       1.3%       3.8%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     MainStay VP
     MainStay VP      Moderate
      Moderate         Growth                      MainStay VP
     Allocation      Allocation                  S&P 500 Index--
    Service Class   Service Class                 Service Class
    -------------   -------------   -----------------------------------------
        2006            2006          2006       2005       2004       2003
    -------------------------------------------------------------------------
      $ 30,214        $ 35,349      $ 43,645   $ 32,438   $ 20,964   $  6,828
         2,780           3,194         3,049      2,570      1,713        606
      $  10.83        $  11.03      $  14.32   $  12.61   $  12.24   $  11.26
          8.3%           10.3%         13.5%       3.0%       8.7%      12.6%
          1.8%            1.7%          0.4%       1.2%       2.1%       4.6%

      $  2,332        $  3,820      $  1,502   $    621   $     16   $     --
           215             353           126         61          2         --
      $  10.68        $  10.82      $  11.96   $  10.55   $  10.25   $     --
          6.8%            8.2%         13.4%       2.9%       2.5%         --
          1.7%            4.3%          0.5%       2.8%      17.1%         --

      $ 21,672        $ 24,900      $ 70,399   $ 63,957   $ 51,775   $ 13,604
         2,025           2,290         4,970      5,119      4,261      1,215
      $  10.69        $  10.85      $  14.16   $  12.49   $  12.15   $  11.20
          6.9%            8.5%         13.3%       2.8%       8.5%      12.0%
          1.9%            1.7%          0.4%       1.1%       2.1%       5.6%

      $ 21,125        $ 21,832      $ 64,145   $ 51,108   $ 38,290   $ 11,688
         1,962           1,981         4,488      4,057      3,132      1,038
      $  10.76        $  10.97      $  14.29   $  12.59   $  12.23   $  11.26
          7.6%            9.7%         13.5%       3.0%       8.6%      12.6%
          2.0%            1.8%          0.4%       1.2%       2.1%       4.6%

      $  1,827        $  1,782      $  4,013   $  4,000   $  2,782   $  1,344
           171             167           285        321        229        120
      $  10.70        $  10.67      $  14.10   $  12.48   $  12.16   $  11.24
          7.0%            6.7%         13.0%       2.6%       8.2%      12.4%
          2.0%            1.7%          0.4%       1.2%       1.8%       5.1%

      $ 16,309        $ 15,902      $ 40,283   $ 31,482   $ 18,986   $  4,649
         1,526           1,411         2,848      2,514      1,560        414
      $  10.68        $  10.85      $  14.14   $  12.50   $  12.17   $  11.24
          6.8%            8.5%         13.2%       2.7%       8.3%      12.4%
          1.5%            1.8%          0.4%       1.3%       2.2%       5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      MainStay VP                                 MainStay VP
                                                  Small Cap Growth--                            Total Return--
                                                     Service Class                               Service Class
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 14,783   $ 12,419   $  7,815   $  2,355   $  9,122   $  7,820   $  5,622   $  1,835
Units Outstanding....................     1,048        921        593        192        720        665        501        171
Variable Accumulation Unit Value.....  $  14.10   $  13.48   $  13.17   $  12.24   $  12.66   $  11.76   $  11.23   $  10.73
Total Return.........................      4.6%       2.4%       7.6%      22.4%       7.7%       4.7%       4.6%       7.3%
Investment Income Ratio..............        --         --         --         --       0.5%       1.5%       2.2%       6.8%

SERIES II POLICIES (b)
Net Assets...........................  $    359   $    215   $      6   $     --   $    161   $     14   $      1   $     --
Units Outstanding....................        33         20          1         --         14          1         --         --
Variable Accumulation Unit Value.....  $  10.99   $  10.53   $  10.30   $     --   $  11.37   $  10.57   $  10.11   $     --
Total Return.........................      4.4%       2.2%       3.0%         --       7.6%       4.5%       1.1%         --
Investment Income Ratio..............        --         --         --         --       0.6%       2.2%         --         --

SERIES III POLICIES (c)
Net Assets...........................  $ 20,801   $ 20,401   $ 16,734   $  4,735   $ 17,200   $ 16,290   $ 13,524   $  4,276
Units Outstanding....................     1,475      1,509      1,265        384      1,372      1,394      1,209        399
Variable Accumulation Unit Value.....  $  14.11   $  13.52   $  13.23   $  12.32   $  12.57   $  11.69   $  11.19   $  10.71
Total Return.........................      4.4%       2.2%       7.4%      23.2%       7.5%       4.5%       4.4%       7.1%
Investment Income Ratio..............        --         --         --         --       0.4%       1.4%       2.1%       8.3%

SERIES IV POLICIES (d)
Net Assets...........................  $ 21,824   $ 20,161   $ 14,487   $  4,235   $ 11,226   $ 10,004   $  8,502   $  3,248
Units Outstanding....................     1,579      1,524      1,122        353        878        842        749        299
Variable Accumulation Unit Value.....  $  13.81   $  13.21   $  12.91   $  12.01   $  12.79   $  11.88   $  11.35   $  10.86
Total Return.........................      4.5%       2.3%       7.6%      20.1%       7.6%       4.7%       4.6%       8.6%
Investment Income Ratio..............        --         --         --         --       0.5%       1.4%       2.1%       7.6%

SERIES V POLICIES (e)
Net Assets...........................  $    835   $    986   $    635   $     93   $    684   $    636   $    487   $    159
Units Outstanding....................        63         77         51          8         56         55         44         15
Variable Accumulation Unit Value.....  $  13.31   $  12.78   $  12.54   $  11.71   $  12.31   $  11.48   $  11.01   $  10.57
Total Return.........................      4.1%       1.9%       7.1%      17.1%       7.2%       4.3%       4.2%       5.7%
Investment Income Ratio..............        --         --         --         --       0.4%       1.5%       2.2%      10.4%

SERIES VI POLICIES (f)
Net Assets...........................  $ 12,311   $ 13,093   $  9,643   $  2,201   $  8,848   $  8,131   $  6,070   $  2,168
Units Outstanding....................       884        980        736        180        715        706        552        205
Variable Accumulation Unit Value.....  $  13.92   $  13.36   $  13.10   $  12.21   $  12.33   $  11.49   $  11.01   $  10.56
Total Return.........................      4.2%       2.0%       7.2%      22.1%       7.3%       4.4%       4.3%       5.6%
Investment Income Ratio..............        --         --         --         --       0.5%       1.5%       2.1%       7.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                  Columbia Small Cap
                   MainStay VP                           Alger American Small--                      Value Fund,
                     Value--                                Capitalization--                      Variable Series--
                  Service Class                              Class S Shares                            Class B
    -----------------------------------------   -----------------------------------------   ------------------------------
      2006       2005       2004       2003       2006       2005       2004       2003       2006       2005       2004
    ----------------------------------------------------------------------------------------------------------------------
    $ 17,301   $ 11,722   $  8,003   $  2,572   $ 10,697   $  5,850   $  2,923   $    671   $ 16,552   $  7,798   $    521
       1,121        888        633        223        564        364        210         55      1,275        704         49
    $  15.44   $  13.21   $  12.64   $  11.55   $  18.93   $  16.04   $  13.95   $  12.16   $  12.99   $  11.03   $  10.61
       16.9%       4.5%       9.5%      15.5%      18.1%      15.0%      14.7%      21.6%      17.7%       4.0%       6.1%
        0.3%       1.2%       1.4%       5.3%         --         --         --         --       0.4%         --       5.0%

    $    868   $    191   $      6   $     --   $    404   $    130   $      7   $     --   $  1,030   $    274   $      7
          70         18          1         --         29         11          1         --         82         24          1
    $  12.44   $  10.65   $  10.21   $     --   $  14.09   $  11.95   $  10.41   $     --   $  12.52   $  10.66   $  10.26
       16.7%       4.3%       2.1%         --      17.9%      14.8%       4.1%         --      17.5%       3.9%       2.6%
        0.4%       2.8%      15.5%         --         --         --         --         --       0.4%         --       2.4%

    $ 30,643   $ 24,079   $ 19,389   $  5,058   $ 14,725   $  9,680   $  6,286   $  1,576   $ 11,725   $  4,868   $    304
       2,003      1,841      1,546        440        783        609        452        130        910        445         29
    $  15.27   $  13.08   $  12.54   $  11.48   $  18.80   $  15.95   $  13.90   $  12.15   $  12.89   $  10.97   $  10.57
       16.7%       4.3%       9.2%      14.8%      17.8%      14.7%      14.4%      21.5%      17.5%       3.8%       5.7%
        0.3%       1.1%       1.4%       6.3%         --         --         --         --       0.4%         --       5.7%

    $ 27,446   $ 18,870   $ 14,111   $  4,598   $ 18,893   $ 10,949   $  5,993   $  1,594   $ 11,379   $  5,433   $    431
       1,753      1,409      1,101        392      1,003        685        432        132        880        495         41
    $  15.64   $  13.39   $  12.82   $  11.72   $  18.82   $  15.95   $  13.88   $  12.11   $  12.90   $  10.96   $  10.54
       16.9%       4.4%       9.4%      17.2%      18.0%      14.9%      14.6%      21.1%      17.6%       4.0%       5.4%
        0.3%       1.2%       1.4%       5.3%         --         --         --         --       0.4%         --       5.6%

    $    989   $    729   $    544   $    160   $    630   $    457   $    241   $     22   $    727   $    250   $     --
          65         56         43         14         34         29         18          2         57         23         --
    $  15.15   $  13.02   $  12.51   $  11.48   $  18.37   $  15.63   $  13.65   $  11.96   $  12.77   $  10.90   $  10.00
       16.4%       4.0%       9.0%      14.8%      17.5%      14.5%      14.2%      19.6%      17.2%       9.0%         --
        0.3%       1.2%       1.3%       7.5%         --         --         --         --       0.4%         --         --

    $ 21,934   $ 14,138   $  8,534   $  2,127   $ 10,975   $  5,548   $  2,848   $    495   $  9,500   $  3,044   $    286
       1,438      1,074        679        185        587        348        205         41        741        273         27
    $  15.25   $  13.09   $  12.57   $  11.52   $  18.71   $  15.90   $  13.88   $  12.15   $  12.81   $  10.92   $  10.54
       16.5%       4.1%       9.1%      15.2%      17.6%      14.6%      14.3%      21.5%      17.3%       3.6%       5.4%
        0.3%       1.3%       1.5%       5.9%         --         --         --         --       0.4%         --       5.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      Dreyfus IP                                Fidelity(R) VIP
                                                  TECHNOLOGY GROWTH--                           CONTRAFUND(R)--
                                                    SERVICE SHARES                              SERVICE CLASS 2
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $  5,802   $  4,703   $  3,225   $  1,226   $ 45,285   $ 27,416   $ 12,675   $  3,715
Units Outstanding....................       476        396        277        104      2,697      1,792        955        318
Variable Accumulation Unit Value.....  $  12.18   $  11.87   $  11.63   $  11.77   $  16,78   $  15.27   $  13.27   $  11.69
Total Return.........................      2.6%       2.0%      (1.2%)     17.7%       9.9%      15.0%      13.6%      16.9%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

SERIES II POLICIES (b)
Net Assets...........................  $    100   $     61   $     --   $     --   $  3,332   $  1,179   $     30   $     --
Units Outstanding....................         9          6         --         --        258         98          3         --
Variable Accumulation Unit Value.....  $  11.27   $  11.00   $  10.00   $     --   $  12.93   $  11.79   $  10.26   $     --
Total Return.........................      2.4%      10.0%         --         --       9.7%      14.9%       2.6%         --
Investment Income Ratio..............        --         --         --         --       1.2%         --         --         --

SERIES III POLICIES (c)
Net Assets...........................  $  6,936   $  6,985   $  7,184   $  2,883   $ 65,402   $ 48,984   $ 29,756   $  7,143
Units Outstanding....................       578        596        624        247      3,955      3,248      2,266        616
Variable Accumulation Unit Value.....  $  12.01   $  11.73   $  11.52   $  11.67   $  16.53   $  15.08   $  13.13   $  11.59
Total Return.........................      2.4%       1.8%      (1.4%)     16.7%       9.7%      14.8%      13.3%      15.9%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

SERIES IV POLICIES (d)
Net Assets...........................  $  8,384   $  7,047   $  5,905   $  2,684   $ 87,036   $ 55,871   $ 26,881   $  5,521
Units Outstanding....................       694        597        512        230      5,137      3,612      2,004        467
Variable Accumulation Unit Value.....  $  12.07   $  11.77   $  11.54   $  11.68   $  16.94   $  15.42   $  13.41   $  11.82
Total Return.........................      2.5%       2.0%      (1.2%)     16.8%       9.8%      15.0%      13.5%      18.2%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

SERIES V POLICIES (e)
Net Assets...........................  $    280   $    263   $    208   $    100   $  6,012   $  4,332   $  1,800   $    316
Units Outstanding....................        24         23         18          9        370        292        139         28
Variable Accumulation Unit Value.....  $  11.88   $  11.64   $  11.45   $  11.64   $  16.25   $  14.86   $  12.97   $  11.48
Total Return.........................      2.1%       1.6%      (1.6%)     16.4%       9.4%      14.5%      13.0%      14.8%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

SERIES VI POLICIES (f)
Net Assets...........................  $  3,503   $  3,105   $  2,927   $  1,302   $ 53,528   $ 34,138   $ 15,263   $  2,520
Units Outstanding....................       294        264        255        112      3,277      2,284      1,174        219
Variable Accumulation Unit Value.....  $  11.93   $  11.67   $  11.48   $  11.65   $  16.32   $  14.91   $  13.00   $  11.49
Total Return.........................      2.2%       1.7%      (1.5%)     16.5%       9.5%      14.6%      13.2%      14.9%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                 FIDELITY(R) VIP                             FIDELITY(R) VIP                JANUS ASPEN SERIES
                 EQUITY-INCOME--                                MID CAP--                       BALANCED--
                 SERVICE CLASS 2                             SERVICE CLASS 2                  SERVICE SHARES
    -----------------------------------------   -----------------------------------------   -------------------
      2006       2005       2004       2003       2006       2005       2004       2003       2006       2005
    -----------------------------------------------------------------------------------------------------------
    $ 28,156   $ 17,710   $ 10,243   $  2,888   $ 68,477   $ 57,754   $ 28,222   $  2,237   $ 18,394   $ 14,526
       1,806      1,344        810        251      3,833      3,580      2,037        199      1,416      1,217
    $  15.57   $  13.16   $  12.64   $  11.53   $  17.87   $  16.12   $  13.85   $  11.27   $  12.98   $  11.92
       18.3%       4.1%       9.7%      15.3%      10.8%      16.4%      22.9%      12.7%       8.9%       6.2%
        3.0%       1.1%       0.8%         --       0.2%         --         --         --       2.0%       2.2%

    $  2,651   $    661   $     10   $     --   $  1,615   $    568   $     88   $      1   $    995   $    568
         213         63          1         --        101         39          7         --         84         55
    $  12.47   $  10.56   $  10.16   $     --   $  16.05   $  14.50   $  12.48   $  10.17   $  11.79   $  10.84
       18.1%       4.0%       1.6%         --      10.7%      16.2%      22.7%       1.7%       8.7%       6.0%
        3.4%         --         --         --       0.1%         --         --         --       2.1%       3.1%

    $ 41,670   $ 32,146   $ 23,055   $  5,733   $ 46,256   $ 38,491   $ 21,172   $  1,207   $ 29,255   $ 25,740
       2,724      2,483      1,852        504      2,613      2,411      1,537        107      2,256      2,157
    $  15.27   $  12.94   $  12.45   $  11.37   $  17.70   $  16.00   $  13.78   $  11.23   $  12.97   $  11.93
       18.0%       3.9%       9.5%      13.7%      10.6%      16.1%      22.7%      12.3%       8.7%       6.0%
        3.0%       1.3%       0.8%         --       0.2%         --         --         --       2.0%       2.2%

    $ 44,641   $ 30,273   $ 19,399   $  4,827   $ 43,212   $ 30,428   $ 14,301   $  1,082   $ 31,424   $ 27,775
       2,883      2,307      1,542        421      2,390      1,867      1,020         95      2,425      2,327
    $  15.48   $  13.09   $  12.58   $  11.48   $  18.07   $  16.31   $  14.02   $  11.41   $  12.96   $  11.91
       18.2%       4.1%       9.6%      14.8%      10.8%      16.3%      22.9%      14.1%       8.8%       6.1%
        3.0%       1.2%       0.8%         --       0.2%         --         --         --       2.0%       2.2%

    $  5,222   $  3,530   $  2,305   $    823   $  2,664   $  2,205   $  1,071   $     39   $  2,958   $  2,226
         340        270        183         71        158        144         81          4        231        189
    $  15.38   $  13.06   $  12.60   $  11.54   $  16.84   $  15.27   $  13.18   $  10.77   $  12.79   $  11.80
       17.7%       3.6%       9.2%      15.4%      10.3%      15.8%      22.4%       7.7%       8.4%       5.7%
        3.1%       1.2%       0.8%         --       0.2%         --         --         --       2.0%       2.4%

    $ 32,980   $ 21,893   $ 14,146   $  2,977   $ 29,234   $ 21,051   $  9,297   $    499   $ 18,200   $ 14,847
       2,155      1,679      1,131        260      1,630      1,289        664         44      1,418      1,254
    $  15.29   $  12.98   $  12.51   $  11.44   $  17.93   $  16.23   $  14.00   $  11.43   $  12.83   $  11.83
       17.8%       3.7%       9.3%      14.4%      10.4%      16.0%      22.5%      14.3%       8.5%       5.8%
        3.1%       1.2%       0.8%         --       0.2%         --         --         --       2.0%       2.2%


     JANUS ASPEN SERIES
         BALANCED--
       SERVICE SHARES
     -------------------
       2004       2003
     -------------------
     $ 10,378   $  4,308
          924        410
     $  11.23   $  10.52
         6.8%       5.2%
         2.8%       3.4%
     $      9   $     --
            1         --
     $  10.23   $     --
         2.3%         --
        28.9%         --
     $ 21,340   $  8,228
        1,895        779
     $  11.26   $  10.57
         6.6%       5.7%
         2.8%       4.1%
     $ 20,968   $  7,590
        1,869        722
     $  11.22   $  10.51
         6.7%       5.1%
         2.8%       3.6%
     $  1,132   $    441
          101         42
     $  11.16   $  10.50
         6.3%       5.0%
         2.7%       3.4%
     $ 11,228   $  4,069
        1,004        387
     $  11.18   $  10.51
         6.4%       5.1%
         2.8%       3.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                  Janus Aspen Series                           MFS(R) INVESTORS
                                                  WORLDWIDE GROWTH--                            TRUST SERIES--
                                                    SERVICE SHARES                               SERVICE CLASS
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $  6,855   $  5,145   $  3,533   $  1,398   $  1,400   $  1,151   $    833   $    135
Units Outstanding....................       476        416        297        121        100         92         70         12
Variable Accumulation Unit Value.....  $  14.38   $  12.37   $  11.88   $  11.53   $  13.96   $  12.56   $  11.91   $  10.86
Total Return.........................     16.3%       4.1%       3.1%      15.3%      11.1%       5.5%       9.6%       8.6%
Investment Income Ratio..............      1.7%       1.3%       1.1%       0.9%       0.3%       0.3%       0.3%         --

SERIES II POLICIES (b)
Net Assets...........................  $    176   $     85   $     --   $     --   $     72   $      1   $     --   $     --
Units Outstanding....................        15         11         --         --          6         --         --         --
Variable Accumulation Unit Value.....  $  12.11   $  10.43   $  10.00   $     --   $  11.90   $  10.73   $  10.00   $     --
Total Return.........................     16.1%       4.3%         --         --      11.0%       7.3%         --         --
Investment Income Ratio..............      1.8%       2.3%         --         --       0.1%         --         --         --

SERIES III POLICIES (c)
Net Assets...........................  $  8,971   $  8,306   $  7,463   $  2,542   $  1,715   $  1,404   $    874   $    314
Units Outstanding....................       632        679        634        222        123        111         73         29
Variable Accumulation Unit Value.....  $  14.20   $  12.23   $  11.78   $  11.45   $  13.97   $  12.60   $  11.96   $  10.94
Total Return.........................     16.1%       3.9%       2.9%      14.5%      10.9%       5.3%       9.4%       9.4%
Investment Income Ratio..............      1.6%       1.2%       1.1%       1.0%       0.2%       0.3%       0.4%         --

SERIES IV POLICIES (d)
Net Assets...........................  $  9,858   $  7,855   $  6,067   $  2,226   $  2,086   $  1,769   $  1,095   $    469
Units Outstanding....................       691        640        515        195        148        140         91         43
Variable Accumulation Unit Value.....  $  14.26   $  12.27   $  11.79   $  11.44   $  14.08   $  12.68   $  12.02   $  10.97
Total Return.........................     16.2%       4.1%       3.0%      14.4%      11.1%       5.5%       9.5%       9.7%
Investment Income Ratio..............      1.7%       1.3%       1.1%       0.9%       0.3%       0.3%       0.4%         --

SERIES V POLICIES (e)
Net Assets...........................  $    576   $    436   $    380   $     22   $    143   $    107   $     39   $     13
Units Outstanding....................        41         36         33          2         10          9          3          1
Variable Accumulation Unit Value.....  $  13.92   $  12.03   $  11.61   $  11.31   $  13.85   $  12.52   $  11.91   $  10.92
Total Return.........................     15.8%       3.6%       2.6%      13.1%      10.6%       5.1%       9.1%       9.2%
Investment Income Ratio..............      1.7%       1.2%       1.4%       1.2%       0.2%       0.3%       0.3%         --

SERIES VI POLICIES (f)
Net Assets...........................  $  5,130   $  4,001   $  2,880   $    983   $  1,367   $  1,015   $    783   $    187
Units Outstanding....................       370        334        250         88         99         81         66         17
Variable Accumulation Unit Value.....  $  13.87   $  11.97   $  11.54   $  11.23   $  13.83   $  12.49   $  11.88   $  10.88
Total Return.........................     15.9%       3.7%       2.7%      12.3%      10.7%       5.2%       9.2%       8.8%
Investment Income Ratio..............      1.7%       1.3%       1.2%       0.9%       0.3%       0.3%       0.3%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                    MFS(R)                                    MFS(R)                             NEUBERGER BERMAN AMT
               RESEARCH SERIES--                        UTILITIES SERIES--                         MID-CAP GROWTH--
                 SERVICE CLASS                             SERVICE CLASS                                CLASS S
    ---------------------------------------   ---------------------------------------   ---------------------------------------
      2006       2005      2004      2003       2006       2005       2004      2003      2006       2005       2004      2003
    ---------------------------------------------------------------------------------------------------------------------------
    $  1,886   $  1,486   $  930   $    382   $113,299   $ 69,366   $ 15,141   $    3   $  5,496   $  3,298   $  1,365   $    6
         130        112       74         35      5,493      4,346      1,092       --        349        236        109        1
    $  14.48   $  13.33   $12.56   $  11.02   $  20.58   $  15.94   $  13.86   $10.83   $  15.76   $  13.96   $  12.48   $10.91
        8.7%       6.1%    14.0%      10.2%      29.1%      15.0%      28.0%     8.3%      12.9%      11.9%      14.4%     9.1%
        0.3%       0.3%     0.8%         --       1.8%       0.4%         --       --         --         --         --       --

    $     45   $     55   $   --   $     --   $  4,987   $  1,822   $    154   $   --   $     83   $     29   $      2   $   --
           4          5       --         --        271        127         12       --          6          3         --       --
    $  11.68   $  10.77   $10.00   $     --   $  18.42   $  14.29   $  12.45   $   --   $  13.44   $  11.92   $  10.67   $   --
        8.5%       7.7%       --         --      28.9%      14.8%      24.5%       --      12.7%      11.7%       6.7%       --
        0.3%       0.1%       --         --       1.6%       0.3%         --       --         --         --         --       --

    $  2,282   $  2,038   $1,616   $    637   $ 77,235   $ 44,612   $ 11,129   $   80   $  4,128   $  2,766   $  1,635   $  105
         160        155      130         58      3,582      2,684        763        7        262        199        130       10
    $  14.29   $  13.18   $12.45   $  10.95   $  21.56   $  16.73   $  14.58   $11.41   $  15.77   $  14.00   $  12.54   $10.98
        8.4%       5.9%    13.7%       9.5%      28.9%      14.7%      27.8%    14.1%      12.6%      11.6%      14.2%     9.8%
        0.3%       0.3%     0.8%         --       1.8%       0.4%       0.1%       --         --         --         --       --

    $  2,602   $  2,182   $1,604   $    460   $ 63,579   $ 34,325   $  6,513   $   63   $  5,184   $  3,083   $  1,505   $  269
         184        168      131         43      2,919      2,044        444        5        317        213        116       24
    $  14.11   $  12.99   $12.25   $  10.75   $  21.75   $  16.85   $  14.67   $11.46   $  16.33   $  14.47   $  12.95   $11.32
        8.6%       6.0%    13.9%       7.5%      29.1%      14.9%      28.0%    14.6%      12.8%      11.8%      14.4%    13.2%
        0.3%       0.3%     0.7%         --       1.8%       0.4%       0.1%       --         --         --         --       --

    $    107   $     44   $   26   $     15   $  4,821   $  2,110   $    417   $   11   $    335   $    356   $    307   $   82
           7          3        2          1        223        126         28        1         21         25         24        7
    $  14.32   $  13.24   $12.54   $  11.05   $  21.57   $  16.78   $  14.66   $11.50   $  15.86   $  14.11   $  12.67   $11.12
        8.2%       5.6%    13.4%      10.5%      28.6%      14.4%      27.5%    15.0%      12.4%      11.4%      13.9%    11.2%
        0.2%       0.3%     0.8%         --       1.5%       0.4%       0.2%       --         --         --         --       --

    $  1,914   $  1,715   $  856   $    279   $ 58,633   $ 34,143   $  6,561   $    1   $  3,184   $  1,887   $    970   $   56
         132        128       68         25      2,730      2,042        451       --        200        133         76        5
    $  14.47   $  13.36   $12.64   $  11.13   $  21.43   $  16.65   $  14.54   $11.39   $  15.91   $  14.15   $  12.69   $11.13
        8.3%       5.7%    13.6%      11.3%      28.7%      14.6%      27.6%    13.9%      12.5%      11.5%      14.0%    11.3%
        0.3%       0.3%     0.7%         --       1.7%       0.4%         --       --         --         --         --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     T. Rowe Price
                                                     Equity Income
                                                     Portfolio--II
                                       -----------------------------------------
                                         2006       2005       2004       2003
                                       -----------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 28,873   $ 18,925   $  9,680   $  2,506
Units Outstanding....................     1,906      1,460        765        224
Variable Accumulation Unit Value.....  $  15.15   $  12.94   $  12.66   $  11.20
Total Return.........................     17.0%       2.2%      13.0%      12.0%
Investment Income Ratio..............      1.4%       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets...........................  $  2,250   $    903   $     16   $     --
Units Outstanding....................       183         84          2         --
Variable Accumulation Unit Value.....  $  12.32   $  10.55   $  10.33   $     --
Total Return.........................     16.8%       2.1%       3.3%         --
Investment Income Ratio..............      1.5%       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets...........................  $ 49,082   $ 38,632   $ 26,791   $  5,783
Units Outstanding....................     3,267      3,006      2,128        518
Variable Accumulation Unit Value.....  $  15.00   $  12.85   $  12.59   $  11.16
Total Return.........................     16.8%       2.1%      12.8%      11.6%
Investment Income Ratio..............      1.4%       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets...........................  $ 65,052   $ 45,332   $ 24,618   $  5,370
Units Outstanding....................     4,290      3,492      1,941        478
Variable Accumulation Unit Value.....  $  15.16   $  12.96   $  12.68   $  11.23
Total Return.........................     16.9%       2.2%      13.0%      12.3%
Investment Income Ratio..............      1.4%       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets...........................  $  6,702   $  4,636   $  2,966   $    933
Units Outstanding....................       451        364        237         84
Variable Accumulation Unit Value.....  $  14.85   $  12.75   $  12.53   $  11.13
Total Return.........................     16.5%       1.8%      12.5%      11.3%
Investment Income Ratio..............      1.4%       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets...........................  $ 42,586   $ 29,037   $ 15,499   $  3,257
Units Outstanding....................     2,850      2,261      1,233        292
Variable Accumulation Unit Value.....  $  14.93   $  12.81   $  12.57   $  11.16
Total Return.........................     16.6%       1.9%      12.6%      11.6%
Investment Income Ratio..............      1.4%       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                 Van Kampen UIF                          Victory VIF
            Emerging Markets Equity--                Diversified Stock--
                    Class II                            Class A Shares
    -----------------------------------------   ------------------------------
      2006       2005       2004       2003       2006       2005       2004
    --------------------------------------------------------------------------
    $15,653    $  6,717   $  2,225   $    424   $  7,789   $  5,802   $  2,061
        526         304        134         31        578        483        184
     $29.67    $  21.93   $  16.63   $  13.71   $  13.45   $  12.00   $  11.19
      35.3%       31.9%      21.3%      37.1%      12.1%       7.2%      11.9%
       0.8%        0.4%       0.7%         --       0.3%       0.1%       1.6%

       $882    $    183   $      1   $     --   $    407   $    136   $     --
         46          13         --         --         34         13         --
     $18.98    $  14.06   $  10.67   $     --   $  11.94   $  10.67   $  10.00
      35.0%       31.7%       6.7%         --      11.9%       6.7%         --
       0.7%        0.4%         --         --       0.3%         --         --

    $23,362    $ 11,562   $  4,867   $  1,422   $  3,751   $  2,706   $  1,176
        820         555        305        108        283        228        106
     $28.40    $  21.04   $  15.98   $  13.20   $  13.26   $  11.85   $  11.08
      35.0%       31.7%      21.0%      32.0%      11.9%       7.0%      10.8%
       0.8%        0.4%       0.7%         --       0.3%       0.1%       1.5%

    $27,320    $ 12,712   $  4,745   $    729   $  6,514   $  4,210   $  1,599
        924         582        287         53        498        361        147
     $29.49    $  21.82   $  16.55   $  13.65   $  13.08   $  11.68   $  10.90
      35.2%       31.8%      21.2%      36.5%      12.0%       7.2%       9.0%
       0.7%        0.4%       0.7%         --       0.3%       0.1%       1.8%

       $949    $    462   $     73   $     --   $    605   $    260   $     13
         42          28          6         --         47         22          1
     $22.54    $  16.74   $  12.76   $  10.57   $  12.92   $  11.58   $  10.85
      34.6%       31.3%      20.7%       5.7%      11.6%       6.8%       8.5%
       0.7%        0.3%       0.9%         --       0.3%       0.1%       2.0%

    $22,375    $  8,696   $  2,312   $    297   $  3,798   $  3,197   $  1,007
        786         412        144         22        288        270         91
     $28.37    $  21.05   $  16.01   $  13.25   $  13.21   $  11.82   $  11.06
      34.8%       31.5%      20.9%      32.5%      11.7%       6.9%      10.6%
       0.8%        0.4%       0.9%         --       0.3%       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-Ill Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- PricewaterhouseCoopers)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2007

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2006 AND 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               2006      2005
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $971 in
     2006 and $746 in 2005).................................  $38,906   $36,467
  Trading securities........................................       12        13
Equity securities, at fair value
  Available-for-sale........................................       74        32
  Trading securities........................................       62        56
Mortgage loans..............................................    4,189     3,609
Policy loans................................................      651       599
Other long-term investments.................................      554       404
                                                              -------   -------
     Total investments......................................   44,448    41,180
Cash and cash equivalents...................................      583       422
Deferred policy acquisition costs...........................    3,310     2,978
Interest in annuity contracts...............................    4,240     4,005
Amounts recoverable from reinsurer..........................    6,432     6,090
Other assets................................................      856       790
Separate account assets.....................................   16,579    13,990
                                                              -------   -------
     Total assets...........................................  $76,448   $69,455
                                                              =======   =======

                     LIABILITIES AND STOCKHOLDER'S EQUITY


LIABILITIES
Policyholders' account balances.............................  $41,309   $38,413
Future policy benefits......................................    2,087     1,460
Policy claims...............................................      156       126
Obligations under structured settlement agreements..........    4,240     4,005
Amounts payable to reinsurer................................    5,114     4,844
Other liabilities...........................................    2,308     2,123
Separate account liabilities................................   16,579    13,990
                                                              -------   -------
     Total liabilities......................................   71,793    64,961
                                                              -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares
  authorized, 2,500 issued and outstanding).................       25        25
Additional paid in capital..................................    1,410     1,410
Accumulated other comprehensive income......................       77       231
Retained earnings...........................................    3,143     2,828
                                                              -------   -------
     Total stockholder's equity.............................    4,655     4,494
                                                              -------   -------
     Total liabilities and stockholder's equity.............  $76,448   $69,455
                                                              =======   =======

   The accompanying notes are an integral part of the consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums..................................................  $  565   $  138   $   29
  Fees-universal life and annuity policies..................     487      376      676
  Net investment income.....................................   2,400    2,187    2,006
  Net investment (losses)/gains.............................     (41)      --       31
  Net revenue from reinsurance..............................     214      276        4
  Other income..............................................      28       33       26
                                                              ------   ------   ------
     Total revenues.........................................   3,653    3,010    2,772
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances......   1,646    1,488    1,376
  Increase in liabilities for future policy benefits........     529      155       19
  Policyholder benefits.....................................     114       71      157
  Operating expenses........................................     899      865      762
                                                              ------   ------   ------
     Total expenses.........................................   3,188    2,579    2,314
                                                              ------   ------   ------
  Income before income taxes................................     465      431      458
  Income tax expense........................................     138      138      150
                                                              ------   ------   ------
NET INCOME..................................................  $  327   $  293   $  308
                                                              ======   ======   ======

   The accompanying notes are an integral part of the consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                             ACCUMULATED
                                                    ADDITIONAL                  OTHER           TOTAL
                                          CAPITAL    PAID IN     RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                           STOCK     CAPITAL     EARNINGS   INCOME (LOSS)      EQUITY
                                          -------   ----------   --------   -------------   -------------
                                                                   (IN MILLIONS)
BALANCE AT JANUARY 1, 2004..............    $25       $1,410      $2,227        $ 590          $4,252
                                                                                               ------
Comprehensive income:
  Net income............................                             308                          308
                                                                                               ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes.....                                           63              63
                                                                                               ------
  Other comprehensive income............                                                           63
                                                                                               ------
Total comprehensive income..............                                                          371
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2004............     25        1,410       2,535          653           4,623
                                                                                               ------
Comprehensive income:
  Net income............................                             293                          293
                                                                                               ------
     Unrealized investment losses, net
       of related offsets,
       reclassification adjustments and
       income taxes.....................                                         (422)           (422)
                                                                                               ------
  Other comprehensive income............                                                         (422)
                                                                                               ------
Total comprehensive income..............                                                         (129)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2005............     25        1,410       2,828          231           4,494
                                                                                               ------
Comprehensive income:
  Net income............................                             327                          327
                                                                                               ------
     Unrealized investment losses, net
       of related offsets,
       reclassification adjustments and
       income taxes.....................                                         (154)           (154)
                                                                                               ------
  Other comprehensive income............                                                         (154)
                                                                                               ------
Total comprehensive income..............                                                          173
  Distribution to Stockholder...........                             (12)                         (12)
                                            ---       ------      ------        -----          ------
BALANCE AT DECEMBER 31, 2006............    $25       $1,410      $3,143        $  77          $4,655
                                            ===       ======      ======        =====          ======

   The accompanying notes are an integral part of the consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2006       2005       2004
                                                              --------   --------   --------
                                                                      (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $    327   $    293   $    308
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization...........................        55         62         43
    Net capitalization of deferred policy acquisition
      costs.................................................      (248)      (232)      (318)
    Annuity and universal life fees.........................      (412)      (375)      (338)
    Interest credited to policyholders' account balances....     1,646      1,488      1,376
    Net investment losses (gains)...........................        41         --        (31)
    Equity in earnings of limited partnerships..............         1         --         --
    Deferred income taxes...................................        52         16         63
    Net revenue from intercompany reinsurance...............       (57)       (20)        --
    Net change in unearned revenue liability................        49         16         30
    Changes in:
      Net separate account assets and liabilities...........        --         --          3
      Other assets and other liabilities....................         5        (52)       (33)
      Reinsurance recoverables and payables.................        25         76        (61)
      Trading securities....................................        (1)        32         36
      Policy claims.........................................        30        (25)        44
      Future policy benefits................................       543        156         19
                                                              --------   --------   --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES..........     2,056      1,435      1,141
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available-for-sale fixed maturities.............    11,100     17,013     21,439
    Maturity of available-for-sale fixed maturities.........     1,337        532        567
    Sale of equity securities...............................        44         39         25
    Repayment of mortgage loans.............................       618        459        480
    Sale of other investments...............................        95        329         34
  Cost of:
    Available-for-sale fixed maturities acquired............   (15,272)   (20,135)   (26,796)
    Equity securities acquired..............................       (50)       (10)       (17)
    Mortgage loans acquired.................................    (1,198)      (978)      (852)
    Other investments acquired..............................      (262)       (70)      (443)
  Policy loans (net)........................................       (52)       (29)        (8)
                                                              --------   --------   --------
         NET CASH USED IN INVESTING ACTIVITIES..............    (3,640)    (2,850)    (5,571)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits................................................     6,183      5,812      6,205
    Withdrawals.............................................    (4,174)    (2,981)    (2,147)
    Net transfers to the separate accounts..................      (371)      (254)      (458)
  Increase (decrease) in loaned securities..................       247       (341)      (369)
  Securities sold under agreements to repurchase (net)......      (154)      (867)       866
  Net (paydowns) proceeds from affiliated credit
    agreements..............................................        --       (233)       233
  Proceeds from debt........................................         8         --         --
  Change in book and bank overdrafts........................        18         21         19
  Distribution to stockholder...............................       (12)        --         --
                                                              --------   --------   --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES..........     1,745      1,157      4,349
                                                              --------   --------   --------
Net increase (decrease) in cash and cash equivalents........       161       (258)       (81)
                                                              --------   --------   --------
Cash and cash equivalents, beginning of year................       422        680        761
                                                              --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    583   $    422   $    680
                                                              ========   ========   ========

   The accompanying notes are an integral part of the consolidated financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment (losses) gains in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Equity securities classified as available-for-sale, reflect unrealized gains and losses in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment (losses) gains in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment (losses) gains in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other long-term investments consist primarily of direct investments in limited partnerships, limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment (losses) gains on sales are generally computed using the specific identification method.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with FIN No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

residual returns, or both, the Company would be deemed to be the VIE's "primary beneficiary" and would be required to consolidate the VIE. The Company's investment in VIEs is discussed in Note 3 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. For triparty repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     DAC for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of the DAC asset is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in the DAC asset due to unrealized gains or losses is recorded in other comprehensive income.

     DAC for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements and furniture and equipment. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Other liabilities consist primarily of securities loaned, amounts payable for undelivered securities, payable to affiliates, net deferred tax liabilities and repurchase agreements.

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premium so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2006, 2005 and 2004.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note
5 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
9 -- Reinsurance. This net revenue adjustment excludes ceded Universal Life fees and ceded Policyholder Benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2006 and 2005, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2006 and 2005 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the consolidated financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, short-term investments, cash equivalents, mortgage loans and policy loans are reported in Note
2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values for derivatives are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies, may in the future, downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment experience. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

outside legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company plans to adopt this guidance effective January 1, 2008. The Company is in the process of evaluating this statement.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     In July 2006, the FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This Interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This Interpretation is effective for fiscal years beginning after December 15, 2006. The Company will adopt FIN No. 48 on January 1, 2007. The Company is currently assessing the impact of FIN No. 48 on the Company's consolidated financial statements.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments." This statement provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. This statement also removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. The Company has used this exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests will be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain re-measurement conditions after the adoption date of the new guidance. The Company plans to adopt this guidance effective January 1, 2007. The Company is in the process of determining whether there are any hybrid instruments for which the Company will elect the fair value option.

     In November 2005, the FASB issued Staff Position Paper ("FSP") No. 115-1, which is entitled "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")." SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company's consolidated statements.

     Effective January 1, 2004, the Company adopted SOP 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-01")." SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities;
(ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities at January 1, 2004. The Company currently offers enhanced crediting rates or day one bonus payments to contract holders on certain of its annuity products. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumptions used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products are no longer eligible for capitalization. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income.

     Effective January 1, 2004, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2006 and 2005, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                       2006                     2005
                                              ----------------------   ----------------------
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
AVAILABLE-FOR-SALE                              COST      FAIR VALUE     COST      FAIR VALUE
------------------                            ---------   ----------   ---------   ----------
Due in one year or less.....................   $   538     $   539      $ 1,707     $ 1,714
Due after one year through five years.......     6,490       6,464        6,849       6,850
Due after five years through ten years......    13,177      13,147       11,796      11,912
Due after ten years.........................     6,233       6,429        4,254       4,566
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.................................     1,522       1,499        1,625       1,603
  Other mortgage-backed securities..........     7,538       7,557        7,263       7,321
  Other asset-backed securities.............     3,143       3,131        2,415       2,400
  Redeemable preferred securities...........       140         140           97         101
                                               -------     -------      -------     -------
  TOTAL AVAILABLE-FOR-SALE..................   $38,781     $38,906      $36,006     $36,467
                                               =======     =======      =======     =======

     At December 31, 2006 and 2005, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                   2006
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE-FOR-SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,433       $ 18         $ 35       $ 2,416
U.S. agencies, state and municipal.........       516         44            4           556
Foreign governments........................       137          5            *           142
Corporate..................................    24,874        455          365        24,964
Mortgage-backed securities.................     7,538         87           68         7,557
Asset-backed securities....................     3,143         17           29         3,131
Redeemable preferred securities............       140          2            2           140
                                              -------       ----         ----       -------
  TOTAL AVAILABLE-FOR-SALE.................   $38,781       $628         $503       $38,906
                                              =======       ====         ====       =======

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   2005
                                             ------------------------------------------------
                                             AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
AVAILABLE-FOR-SALE                             COST        GAINS        LOSSES     FAIR VALUE
------------------                           ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies................   $ 2,047       $ 32         $ 30       $ 2,049
U.S. agencies, state and municipal.........       545         48            2           591
Foreign governments........................       144          5            *           149
Corporate..................................    23,495        643          282        23,856
Mortgage-backed securities.................     7,263        130           72         7,321
Asset-backed securities....................     2,415         13           28         2,400
Redeemable preferred securities............        97          4           --           101
                                              -------       ----         ----       -------
  TOTAL AVAILABLE-FOR-SALE.................   $36,006       $875         $414       $36,467
                                              =======       ====         ====       =======

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2006 and 2005, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $32 million and $141 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled $4 million and $3 million at December 31, 2006 and 2005, respectively. These investments have been deemed other than temporarily impaired.

  EQUITY SECURITIES

     At December 31, 2006 and 2005, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                        UNREALIZED   UNREALIZED   ESTIMATED
                                                 COST     GAINS        LOSSES     FAIR VALUE
                                                 ----   ----------   ----------   ----------
2006...........................................  $69        $5         $  --         $74
2005...........................................  $30        $2         $  --         $32

  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2006 and 2005 was estimated to be $4,233 million and $3,678 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2006 and 2005, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $257 million and $190 million, respectively, at fixed and floating interest rates ranging from 3.6% to 7.6% and from 3.6% to 12.3%, respectively. These commitments are diversified by property type and geographic region.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2006 and 2005, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                            2006               2005
                                                      ----------------   ----------------
                                                      CARRYING   % OF    CARRYING   % OF
                                                       VALUE     TOTAL    VALUE     TOTAL
                                                      --------   -----   --------   -----
PROPERTY TYPE:
  Residential.......................................   $1,187     28.3%   $  947     26.2%
  Office buildings..................................    1,019     24.3     1,094     30.3
  Retail facilities.................................      787     18.8       637     17.7
  Apartment buildings...............................      652     15.6       344      9.5
  Industrial........................................      514     12.3       494     13.7
  Other.............................................       30      0.7        93      2.6
                                                       ------    -----    ------    -----
     TOTAL..........................................   $4,189    100.0%   $3,609    100.0%
                                                       ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central...........................................   $1,091     26.0%   $  895     24.8%
  Pacific...........................................    1,057     25.2       994     27.6
  South Atlantic....................................      965     23.1       842     23.3
  Middle Atlantic...................................      831     19.8       632     17.5
  New England.......................................      245      5.9       245      6.8
  Other.............................................       --       --         1      0.0
                                                       ------    -----    ------    -----
     TOTAL..........................................   $4,189    100.0%   $3,609    100.0%
                                                       ======    =====    ======    =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2006 and 2005 is summarized below (in millions):

                                                              2006    2005
                                                              -----   ----
Beginning balance...........................................  $  6    $ 9
Additions charged to operations.............................     1     --
Reduction due to sale.......................................    --     (3)
                                                              -----   ---
ENDING BALANCE..............................................  $  7    $ 6
                                                              =====   ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2006 and 2005 were as follows (in millions):

                                                              2006   2005
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $220   $229
Collateralized third party commercial loans.................   147     71
Limited partnerships........................................   149     68
Derivatives.................................................    25     21
Real estate.................................................    10     11
Other.......................................................     3      4
                                                              ----   ----
  TOTAL OTHER LONG-TERM INVESTMENTS.........................  $554   $404
                                                              ====   ====

     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate was $5 million for both December 31, 2006 and 2005. Depreciation expense for December 31, 2006, 2005 and 2004 totaled less than $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $161 million and $70 million at December 31, 2006 and 2005, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs it manages is limited to its investment in the CDOs.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant VIEs at December 31, 2006 and 2005 (in millions):

                                                                MAXIMUM
                                                              EXPOSURE TO
                                                                 LOSS
                                                              -----------
                                                              2006   2005
                                                              ----   ----
Asset-backed securitizations................................  $ 53   $ 54
Private placement structured notes..........................    86     94
Other long-term investments:
  Equity in asset-backed securitizations....................    23     32
  Limited partnerships......................................    12      2
                                                              ----   ----
     TOTAL..................................................  $174   $182
                                                              ====   ====

     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary in these VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. The Company's maximum exposure to loss on variable interests in unconsolidated VIEs is limited to the carrying value of the invested assets.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at both December 31, 2006 and 2005 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2006, 2005 and 2004 were as follows (in millions):

                                                              2006     2005     2004
                                                             ------   ------   ------
Fixed maturities...........................................  $2,179   $1,982   $1,805
Equity securities..........................................       5        8        4
Mortgage loans.............................................     239      206      185
Policy loans...............................................      46       44       45
Other long-term investments................................      32       29       27
                                                             ------   ------   ------
  Gross investment income..................................   2,501    2,269    2,066
Investment expenses........................................    (101)     (82)     (60)
                                                             ------   ------   ------
  NET INVESTMENT INCOME....................................  $2,400   $2,187   $2,006
                                                             ======   ======   ======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2006, 2005 and 2004, net investment (losses) gains were as follows (in millions):

                                                              2006   2005   2004
                                                              ----   ----   ----
Fixed maturities............................................  $(28)  $(3)   $ 44
Equity securities...........................................    (8)    5      12
Mortgage loans..............................................    (1)   --      (4)
Derivative instruments......................................    (6)   (4)    (23)
Other long-term investments.................................     2     2       2
                                                              ----   ---    ----
  TOTAL NET INVESTMENT (LOSSES)/GAINS.......................  $(41)  $--    $ 31
                                                              ====   ===    ====

     The net (losses) gains on trading securities (both fixed maturities and equity securities) amounted to $(4) million, $(12) million and $18 million for the years ended December 31, 2006, 2005 and 2004, respectively. Trading gains and losses are included in net investment (losses) gains in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $67 million, $98 million and $139 million for the years ended December 31, 2006, 2005 and 2004, respectively; and realized losses were $100 million, $82 million and $93 million, respectively.

     Related losses from other-than-temporary impairments in fixed maturities (included in net investment (losses) gains on fixed maturities above) were $3 million, $15 million and $10 million for the years ended December 31, 2006, 2005 and 2004, respectively. Related losses from other-than-temporary impairments in equity securities (included in net investment (losses) gains on equity securities above) were $2 million for December 31, 2006. There were no other-than-temporary impairments on equity securities for December 31, 2005 and 2004.

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position at December 31, 2006 and 2005 (in millions):

                                                                  2006
                                    -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS        12 MONTHS                TOTAL
                                    -------------------   --------------------   --------------------
                                     FAIR    UNREALIZED    FAIR     UNREALIZED    FAIR     UNREALIZED
                                    VALUE      LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                    ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $  553      $ 5       $ 1,108      $ 30      $ 1,661      $ 35
  U.S. agencies, state and
     municipal....................      80        1            91         3          171         4
  Foreign governments.............      15        *            26         *           41         *
  Corporate.......................   3,980       57         9,198       308       13,178       365
  Mortgage-backed securities......   1,579       12         2,197        56        3,776        68
  Asset-backed securities.........     644        4         1,019        25        1,663        29
  Redeemable preferred
     securities...................      10        *            52         2           62         2
                                    ------      ---       -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED FIXED
     MATURITIES...................  $6,861      $79       $13,691      $424      $20,552      $503
                                    ======      ===       =======      ====      =======      ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  2005
                                    -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS         12 MONTHS               TOTAL
                                    --------------------   -------------------   --------------------
                                     FAIR     UNREALIZED    FAIR    UNREALIZED    FAIR     UNREALIZED
                                     VALUE      LOSSES     VALUE      LOSSES      VALUE      LOSSES
                                    -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $ 1,214      $ 21      $  225      $  9      $ 1,439      $ 30
  U.S. agencies, state and
     municipal....................       89         1          16         1          105         2
  Foreign governments.............       29         *           1         *           30         *
  Corporate.......................    7,886       172       2,565       110       10,451       282
  Mortgage-backed securities......    2,959        50         535        22        3,494        72
  Asset-backed securities.........    1,197        16         340        12        1,537        28
                                    -------      ----      ------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED FIXED
     MATURITIES...................  $13,374      $260      $3,682      $154      $17,056      $414
                                    =======      ====      ======      ====      =======      ====

---------------

* Unrealized loss is less than $1 million.

     At December 31, 2006, fixed maturities represented the Company's entire unrealized loss amount, which was comprised of approximately 2,857 different securities.

     Fixed maturities that were in an unrealized loss position less than twelve months at December 31, 2006, represent $79 million or 16% of the Company's total unrealized loss, and securities in an unrealized loss position greater than twelve months represent $424 million or 84% of the Company's total fixed maturities unrealized loss. Of the total amount of fixed maturities' unrealized losses, $456 million or 91% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $47 million or 9% of the Company's total fixed maturities unrealized losses. Unrealized losses on investment grade securities are principally related to changes in interest rates. The continued rise in interest rates in 2006 over 2005 levels has contributed to the decline in value of our fixed maturity investments as follows:

     U.S. Treasury and Government Corporations and Agencies. Unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $35 million or 7% of the Company's unrealized losses. These were spread across 199 securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $365 million or 73% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 1,754 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 95% of the security's amortized cost totaled $107 million or 21% of the total unrealized losses for fixed maturities. These unrealized losses are principally due to changes in interest rates and were spread across all industry sectors with no one sector experiencing a disproportionate amount of losses over other sectors. The industry sectors with the largest unrealized losses on securities with a fair value below 95% of the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security's amortized cost were the electric utilities ($10 million), building products ($8 million), manufacturing ($5 million) and banking ($5 million). Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $68 million or 14% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to increases in interest rates. These losses are spread across approximately 555 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced at or greater than 95% of the security's amortized cost represented $61 million or 90% of the total unrealized losses on mortgage-backed securities. Because the decline in market value is attributable to changes in interest rates and all contractual payments remain current, and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $29 million or 6% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are due to changes in interest rates. These losses are spread across approximately 321 investment grade securities. The Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net income in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $6 million or 21% of the total unrealized losses for asset-backed securities. The Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment (losses) gains in the accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts for the years ended December 31, 2006, 2005 and 2004 are as follows (in millions):

                                                              2006    2005    2004
                                                              -----   -----   ----
Net unrealized investment gains, beginning of the year......  $ 231   $ 653   $590
                                                              -----   -----   ----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising during
       the period...........................................   (217)   (578)    51
     Less: Reclassification adjustments for (losses) gains
       included in net income...............................     (1)     60     57
                                                              -----   -----   ----
     Change in net unrealized investment (losses) gains, net
       of adjustments.......................................   (216)   (638)    (6)
Impact of net unrealized investment (losses) gains on:
  DAC.......................................................     55     201     62
  Policyholders' account balances and future policy
     benefits...............................................      4     (10)    (7)
  Other assets (deferred sales inducements).................      3      25     14
                                                              -----   -----   ----
Change in net unrealized investment (losses) gains..........   (154)   (422)    63
                                                              -----   -----   ----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR................  $  77   $ 231   $653
                                                              =====   =====   ====

     Net unrealized investment (losses) gains arising during the period reported in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax (benefit) expense of $(117) million, $(311) million and $27 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax (benefit) expense of less than $(1) million, $32 million and $31 million, respectively.

     DAC in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense of $29 million, $108 million and $33 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense (benefit) of $2 million, $(5) million and $(4) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense of $2 million, $14 million, and $7 million, respectively.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2006 and 2005 were as follows (in millions):

                                                               2006      2005
                                                              -------   -------
Deferred annuities..........................................  $23,243   $21,388
Universal life contracts....................................   17,549    16,597
Unearned revenue liability..................................      245       192
Other.......................................................      272       236
                                                              -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.....................  $41,309   $38,413
                                                              =======   =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. For deferred annuities and other deposit type contracts, account value approximates fair value.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2006:

PRODUCT                                       INTEREST RATE   WITHDRAWAL/SURRENDER CHARGES
-------                                       -------------   ----------------------------
Deferred annuities..........................  2.20% to 8.00%  Surrender charges 0% to 10%
                                                              for up to 10 years.
Universal life contracts....................  3.10% to 6.35%  Various up to 19 years.

  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2006 and 2005 were as follows (in millions):

                                                               2006     2005
                                                              ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.........................  $1,055   $  961
  Other life................................................      66       54
                                                              ------   ------
       Total life insurance.................................   1,121    1,015
Individual and group payout annuities.......................     966      445
                                                              ------   ------
     TOTAL FUTURE POLICY BENEFITS...........................  $2,087   $1,460
                                                              ======   ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2006:

PRODUCT                                          MORTALITY       INTEREST RATE    ESTIMATION METHOD
-------                                          ---------       -------------    -----------------
Life insurance:                             Based upon best      3.80% - 7.50%   Net level premium
  Taiwan business-                          estimates at time                    reserve taking into
  100% coinsured                            of policy issuance                   account death
                                            with provision for                   benefits, lapses
                                            adverse deviations                   and maintenance
                                            ("PAD").                             expenses with PAD.
Individual and group payout annuities       Based upon best      4.30% - 9.50%   Present value of
                                            estimates at time                    expected future
                                            of policy issuance                   payments at a rate
                                            with PAD.                            expected at issue
                                                                                 with PAD.

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2006 and 2005, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greater of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2006 and 2005 for GMDB and GMAB ($ in millions):

                                                                     2006
                                              ---------------------------------------------------
                                                   RETURN OF NET DEPOSITS             RATCHET
                                              ---------------------------------   ---------------
                                              IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                   DEATH        SPECIFIED DATE         DEATH
                                                  (GMDB)            (GMAB)            (GMDB)
                                              ---------------   ---------------   ---------------
Account value...............................      $3,962            $1,281            $13,456
Net amount at risk..........................      $   16            $    1            $   177
Average attained age of contractholders.....          56                --                 56

                                                                     2005
                                              ---------------------------------------------------
                                                   RETURN OF NET DEPOSITS             RATCHET
                                              ---------------------------------   ---------------
                                              IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                                   DEATH        SPECIFIED DATE         DEATH
                                                  (GMDB)            (GMAB)            (GMDB)
                                              ---------------   ---------------   ---------------
Account value...............................      $3,517             $839             $12,758
Net amount at risk..........................      $   32             $  2             $   332
Average attained age of contractholders.....          56               --                  56

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits in the accompanying Consolidated Balance Sheet (in millions):

                                                              GMDB   GMAB   TOTALS
                                                              ----   ----   ------
Balance at January 1, 2004..................................  $29    $ 2     $31
  Incurred guarantee benefits...............................    1      1       2
  Paid guarantee benefits...................................   (7)    --      (7)
                                                              ---    ---     ---
Balance at December 31, 2004................................   23      3      26
  Incurred guarantee benefits...............................   12      6      18
  Paid guarantee benefits...................................   (5)    --      (5)
                                                              ---    ---     ---
Balance at December 31, 2005................................   30      9      39
  Incurred guarantee benefits...............................    4     (2)      2
  Paid guarantee benefits...................................   (3)    --      (3)
                                                              ---    ---     ---
BALANCE AT DECEMBER 31, 2006................................  $31    $ 7     $38
                                                              ===    ===     ===

     For GMAB, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2006 and 2005:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 7.02% to 7.24% for 2006 and 7.10% to 7.34% for 2005.

     - Volatility assumption was 14.58% for 2006 and 15.3% for 2005.

     - For 2006, mortality was assumed to be 93% of the A2000 table. For 2005, the mortality assumption was a 50/50 blend of the 1994 GMDB table and the 1983 Basic "A" table with 18 years of static projection.

     - Lapse rates vary by contract type and duration and range from 0% to 18%, with an average of 8% for 2006, and 1% to 21%, with an average of 6% for 2005.

     - Discount rates ranged from 6.01% to 7.61% for 2006 and 4.93% to 7.61% for 2005.

     GMABs are considered to be derivatives under SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities", and are recognized at fair value through earnings.

     The following table presents the aggregate fair value of assets at December 31, 2006 and 2005 , by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                         2006              2005
                                                   ----------------   --------------
INVESTMENT FUND OPTION:                             GMDB      GMAB     GMDB     GMAB
-----------------------                            -------   ------   -------   ----
Equity...........................................  $ 8,897   $  918   $ 7,403   $567
Fixed income.....................................    2,413      173     2,306    132
Balanced.........................................    1,830      110     1,651     70
Other............................................    4,278       80     4,914     70
                                                   -------   ------   -------   ----
  TOTAL..........................................  $17,418   $1,281   $16,274   $839
                                                   =======   ======   =======   ====

  SOP 03-01 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-01 provides guidance for calculating additional liabilities for contracts with certain insurance benefit features. These certain insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's Individual Life contracts, SOP 03-01 primarily affects universal life policies with cost of insurance (COI) charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an insurance benefit feature to be the excess of expected mortality over all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the SOP 03-01 liability for individual life products reflected in the general account in future policy benefits at December 31, 2006 and 2005 (in millions).

                                                              2006   2005
                                                              ----   ----
Beginning balance...........................................  $15    $12
Net liability increase......................................    8      3
                                                              ---    ---
Ending balance..............................................  $23    $15
                                                              ===    ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2006 and 2005 are as follows (in millions):

                                                               2006      2005
                                                              -------   -------
Registered..................................................  $16,204   $13,857
Non-registered..............................................      375       133
                                                              -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.............................  $16,579   $13,990
                                                              =======   =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2006, 2005 and 2004 was as follows (in millions):

                                                              2006     2005     2004
                                                             ------   ------   ------
Balance at beginning of year...............................  $2,978   $2,437   $2,180
  Reclassification due to adoption of SOP 03-01............      --       --     (156)
  Current year additions...................................     593      572      586
  Amortized during year....................................    (345)    (340)    (268)
  Adjustment for change in unrealized investment gains.....      84      309       95
                                                             ------   ------   ------
  BALANCE AT END OF YEAR...................................  $3,310   $2,978   $2,437
                                                             ======   ======   ======

     As discussed in Note 2 -- Significant Accounting Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to other assets.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                              2006   2005   2004
                                                              ----   ----   ----
Balance at beginning of year................................  $230   $195   $ --
  Reclassification due to adoption of SOP 03-01.............    --     --    156
  Current year additions....................................    37     30     35
  Amortized during year.....................................   (44)   (34)   (17)
  Adjustment for change in unrealized investment gains......     5     39     21
                                                              ----   ----   ----
  BALANCE AT END OF YEAR....................................  $228   $230   $195
                                                              ====   ====   ====

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                              2006   2005   2004
                                                              ----   ----   ----
Current:
  Federal...................................................  $ 84   $119   $ 85
  State and local...........................................     1      3      2
  Foreign...................................................     1     --     --
                                                              ----   ----   ----
                                                                86    122     87
Deferred:
  Federal...................................................    52     16     63
                                                              ----   ----   ----
INCOME TAX EXPENSE..........................................  $138   $138   $150
                                                              ====   ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2006 and 2005 are as follows (in millions):

                                                              2006    2005
                                                              ----   ------
Deferred tax assets:
  Future policyholder benefits..............................  $623   $  606
  Employee and agents benefits..............................    62       71
  Other.....................................................     1        9
                                                              ----   ------
     Gross deferred tax assets..............................   686      686
                                                              ----   ------
Deferred tax liabilities:
  DAC.......................................................   952      836
  Investments...............................................    44      188
  Other.....................................................    --        3
                                                              ----   ------
     Gross deferred tax liabilities.........................   996    1,027
                                                              ----   ------
       NET DEFERRED TAX LIABILITY...........................  $310   $  341
                                                              ====   ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2006, 2005 and 2004:

                                                              2006   2005   2004
                                                              ----   ----   ----
Statutory Federal income tax rate...........................  35.0%  35.0%  35.0%
Tax exempt income...........................................  (4.9)  (3.8)  (1.9)
Other.......................................................  (0.3)   0.8   (0.3)
                                                              ----   ----   ----
EFFECTIVE TAX RATE..........................................  29.8%  32.0%  32.8%
                                                              ====   ====   ====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2006 and 2005, the Company had recorded an income tax receivable from New York Life of $5 million and $18 million, respectively, included in other assets in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and has begun auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary,

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 69% and 64% of the reinsurance ceded to non-affiliates at December 31, 2006 and 2005, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $3 million for December 31, 2006 and $0 million December 31, 2005 and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $3 million and $0 million for December 31, 2006 and 2005, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the year ended December 31, 2006 and 2005, $54 million and $20 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2006, 2005 and 2004 was as follows (in millions):

                                                              2006     2005     2004
                                                             ------   ------   ------
Fees-universal life and annuity policies ceded.............  $  341   $  387   $   --
                                                             ======   ======   ======
Net revenue from reinsurance...............................  $  210   $  266   $   --
                                                             ======   ======   ======
Policyholders' benefits ceded..............................  $  130   $  117   $   --
                                                             ======   ======   ======
Amounts recoverable from reinsurer.........................  $5,238   $5,020   $4,779
                                                             ======   ======   ======
Amounts payable to reinsurer...............................  $5,089   $4,821   $4,535
                                                             ======   ======   ======
Other liabilities (deferred gain, net of amortization).....  $  170   $  224   $  244
                                                             ======   ======   ======

     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                               2006    2005    2004
                                                              ------   ----   ------
Amounts recoverable from reinsurers.........................  $1,055   $961   $1,021
Premiums ceded..............................................     158    127      130
Benefits ceded..............................................      81     69       81

     The effects of all reinsurance for the years ended December 31, 2006, 2005 and 2004 were as follows (in millions):

                                                              2006     2005     2004
                                                             ------   ------   ------
Premiums:
  Direct...................................................  $  723   $  265   $  171
  Assumed..................................................       1        1        1
  Ceded....................................................    (159)    (128)    (143)
                                                             ------   ------   ------
Net premiums...............................................  $  565   $  138   $   29
                                                             ======   ======   ======
Fees-universal life and annuity policies ceded.............  $  509   $  530   $  111
                                                             ======   ======   ======
Net revenue from reinsurance...............................  $  214   $  276   $    4
                                                             ======   ======   ======
Policyholders' benefits ceded..............................  $  350   $  312   $  221
                                                             ======   ======   ======
Increase in ceded liabilities for future policyholder
  benefits.................................................  $    8   $   10   $    7
                                                             ======   ======   ======
Amounts recoverable from reinsurer.........................  $6,432   $6,090   $5,935
                                                             ======   ======   ======
Amounts payable to reinsurer...............................  $5,114   $4,844   $4,553
                                                             ======   ======   ======
Other liabilities (deferred gain, net of amortization).....  $  170   $  224   $  244
                                                             ======   ======   ======

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate and equity options, interest rate swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses master netting agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold is lowered with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness, which matches the terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures effectiveness to the equity exposure being hedged. For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 149: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) equity swaps to hedge the market price risk for common stock investments

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative.

     For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment (losses) gains, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings. All components of each derivative's gains or losses were included in the assessment of hedge effectiveness.

     The Company had no fair value hedges for the years ended December 31, 2006 and 2005. For the years ended December 31, 2006 and 2005, there were no net investment (losses) gains related to the ineffectiveness portion of fair value hedges.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     The ineffectiveness portion of cash flow hedges was less than $1 million for the year ended December 31, 2006. There was no ineffectiveness for the year ended December 31, 2005 and 2004. All components of each derivative's gains or losses were included in the assessment of hedge effectiveness.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows.

     For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation," the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment (losses) gains. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The notional value of cash flow hedges was $242 million and $187 million at December 31, 2006 and 2005, respectively.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                              2006   2005   2004
                                                              ----   ----   ----
Other comprehensive income balance at the beginning of the
  year......................................................  $ 7    $ 8    $10
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges.....................   (7)    (1)    (2)
Losses (gains) reclassified to net income...................    4     --     --
                                                              ---    ---    ---
Other comprehensive income balance at the end of the year...  $ 4    $ 7    $ 8
                                                              ===    ===    ===

     When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment (losses) gains. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment (losses) gains. The Company had no cash flow hedges of forecasted transactions for the years ended December 31, 2006 and 2005.

     The estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2006 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING HEDGES

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment (losses) gains. The notional value of derivatives that do not qualify for hedge accounting treatment was $12,223 million and $8,550 million at December 31, 2006 and 2005, respectively. For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment (losses) in the accompanying Consolidated Statement of Income $(6) million, $(3) million and $(22) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment (losses) gains. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2006 and 2005, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2006 and 2005, $971 million and $746 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2006 and 2005, the Company recorded cash collateral received under these agreements of $1,011 million and $765 million, respectively, and established a corresponding liability for the same amount. The Company also holds collateral in the form of securities having a market value of $0 million and $9 million at December 31, 2006 and 2005, respectively, which is not included in the accompanying Consolidated Balance Sheet.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2006 and 2005, the Company had agreements to purchase and resell securities totaling $377 million and $286 million at an average coupon rate of 5.26% and 4.21%, respectively. At December 31, 2006, the Company did not have any agreements to sell and repurchase securities. At December 31, 2005, the Company had agreements to sell and repurchase securities totaling $154 million at an average coupon rate of 5.45%. Under these agreements to sell and repurchase, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability reported on the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $661 million, $629 million and $616 million for the years ended December 31, 2006, 2005 and 2004, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. The Company's share of expenses associated with the lease of the aircraft was $1 million for each of the years ended December 31, 2006, 2005 and 2004. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2006, 2005 and 2004, the total

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

cost for these services amounted to $40 million, $37 million and $31 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2006, 2005 and 2004 of $15 million, $13 million, and $11 million, respectively.

     At December 31, 2006 and 2005, the Company had a net liability of $239 million and $194 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2006 and 2005, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,240 million and $4,005 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.45%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2006 and 2005, the amount of outstanding reserves on these contracts included in future policy benefits was $183 million and $182 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $92 million, $86 million and $94 million, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2006 or December 31, 2005.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2006 and 2005, the credit facility was not used, no interest was paid and no outstanding balance was due. The interest expense was less than $1 million for 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2006 and 2005 there was no outstanding balance due to Capital Corporation. Interest expense for 2006, 2005 and 2004 was $5 million, $2 million, and less than $1 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2006 and 2005, the Company had recorded a receivable from MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2006 and 2005, and $2 million for the year ended December 31, 2004.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $14 million, $17 million and $15 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2006 and 2005, the Company recorded liabilities of approximately $2,135 million and $1,968 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2006 and 2005, policyholders' account balances and separate account liabilities related to these policies aggregated $305 million and $274 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2006, 2005 and 2004, the Company incurred commission and fee expense to NYLINK agents of $6 million, $6 million and $7 million, respectively.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $78 million, $85 million and $98 million during 2006, 2005 and 2004, respectively.

     Total interest paid was $18 million, $19 million and $10 million during 2006, 2005 and 2004, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Non-cash investing transactions were $35 million, $13 million and $0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2006 and 2005, statutory stockholder's equity was $2,324 million and $2,157 million, respectively. Statutory net income for the years ended December 31, 2006, 2005 and 2004 was $252 million, $231 million and $224 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. As of December 31, 2006, the Company declared and paid a $12 million dividend to its sole shareholder New York Life. No dividend was paid or declared in 2005 and 2004. As of December 31, 2006, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $889 million. The maximum amount of dividends that may be paid in 2007 without prior approval is $248 million.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

March 21, 2007

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.
            All required financial statements are included in Part B of this Registration Statement.
b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4, filed 4/25/97 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.


(3)(c) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.


(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Specimen policy for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(3) as Exhibit (4) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 033-87382).

(4)(a) Endorsements to Specimen Policy for the MainStay Plus Variable Annuity - Previously filed as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 033-87382).

(4)(b)           Rider to Specimen Policy for the MainStay Plus Variable Annuity
                 - Previously filed as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File No.033-87382).

(4)(c) Specimen Policy - Previously filed as Exhibit (4)(c) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(4)(d) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(e) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(f) Specimen Policy for LifeStages Flagship and MainStay Plus II Variable Annuity policies - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(f) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(4)(g) Specimen Policy for LifeStages Access Variable Annuity (204-191) - Previously filed in accordance with Regulation
                 S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to Post-Effective Amendment No. 23 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account -- III (File No. 033-87382), filed 9/10/04 and incorporated herein by reference.

(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Form of application for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 033-87382).

(5)(a)           Form of application for a policy for LifeStages Access
                 Variable Annuity - Previously filed as Exhibit (5)(a) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(5)(b) Form of application for the MainStay Access Variable Annuity - Previously filed as Exhibit (5)(b) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(5)(c) Form of Application for a policy for LifeStages Flagship Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(d) Form of application for a policy for MainStay Plus II Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(e) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.


(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(o) 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(p) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Service Contract between Fidelity Distribution Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(x)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement between NYLIAC and Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z) Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(d)(d) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(f)(f) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(8)(g)(g) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(9) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.


(10)(b) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(c) Powers of Attorney for Frank M. Boccio, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(c) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(d) Powers of Attorney for Michael G. Gallo, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(d) to Pre-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(e) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(f) Powers of Attorney for Phillip J. Hildebrand, Director and Vice Chairman of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(f) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(g) Powers of Attorney for Theodore A. Mathas, Vice Chairman and Chief Operating Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (10)(g) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(h) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(i) Powers of Attorney for Mark W. Pfaff, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(i) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(j) Powers of Attorney for Robert D. Rock, Director, Senior Vice President and Chief Investment Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(k) Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller (Principal Accounting Officer) of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(k) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(l) Powers of Attorney for Arthur H. Seter, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(l) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(m) Powers of Attorney for Frederick J. Sievert, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(m) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(n) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(n) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(o) Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(o) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.



(10)(p) Powers of Attorney for Seymour Sternberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(p) to Post-Effective Amendment No. 14 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-80535), filed 4/9/07 and incorporated herein by reference.

(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(14)             Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



Name:                     Title:
-----                     ------
Frederick J. Sievert      Chairman and President
Theodore A. Mathas        Vice Chairman and Chief Operating Officer
Phillip J. Hildebrand     Director and Vice Chairman
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Frank M. Boccio           Director and Senior Vice President
Michael G. Gallo          Director and Senior Vice President
Solomon Goldfinger        Director and Senior Vice President
John R. Meyer             Director and Senior Vice President in charge of Individual Annuity
Mark W. Pfaff             Director and Senior Vice President in charge of Agency Department
Robert D. Rock            Director, Senior Vice President and Chief Investment Officer
Joel M. Steinberg         Director, Senior Vice President and Chief Financial Officer
Arthur H. Seter           Director
Michael E. Sproule        Director
Seymour Sternberg         Director
Gary E. Wendlandt         Senior Executive Vice President
Jay S. Calhoun            Senior Vice President and Treasurer
Judith E. Campbell        Senior Vice President and Chief Information Officer
John A. Cullen            Senior Vice President
Tony H. Elavia            Senior Vice President
Thomas F. English         Senior Vice President and General Counsel
Melvin J. Feinberg        Senior Vice President
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J, Miller            Senior Vice President
Anthony Malloy            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Frank J. Ollari           Senior Vice President
Paul Pasteris             Senior Vice President in charge of Retirement Income
Eric S. Rubin             Senior Vice President
Richard C. Schwartz       SVP and Senior Investment Manager for Derivative Transactions
Stephen N. Steinig        Senior Vice President and Chief Actuary (also designated Appointed Actuary)
Mark W.Talgo              Senior Vice President
Sara Badler               First Vice President and Deputy General Counsel
Patricia Barbari          First Vice President
Joseph Bennett            First Vice President
Michael J. Oliviero       First Vice President - Tax
Angelo J. Scialabba       First Vice President and Controller
Gary W. Scofield          First Vice President and Deputy Chief Actuary
John M. Swenson           First Vice President
Thomas J. Troeller        First Vice President and Actuary
Stephen A. Bloom          Vice President and Chief Underwriter
David Boyle               Vice President
William J. Burns          Vice President
Karen E. Dann             Vice President
Kathleen A. Donnelly      Vice President
William Forman            Vice President
Robert J. Hynes           Vice President
Minas C. Joannides        Vice President and Medical Director
Mario Lazzaro             Vice President
Edward P. Linder          Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Jacqueline A. O'Leary     Vice President
Nicholas Pasyanos         Vice President and Actuary (also designated Illustration Actuary)
Linda M. Reimer           Vice President and Associate General Counsel
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
Georgene Sfraga Panza     Vice President
James R. Vavra            Vice President
Robin Wagner              Vice President
Elaine Williams           Vice President
Richard J. Witterschein   Vice President and Assistant Treasurer
Robert Ziegler            Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Tribeca Holdings II LLC                                           Delaware

     Bluewater Holdings II LLC                                         Delaware

     Gramercy Holdings II LLC                                          Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of       Percent of Voting
Name                                                                   Organization          Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
         NYLIM Mezzanine Partners II GenPar GP, LLC                    Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
NYLIM European Equity Market Neutral Fund GP, LLC                      Delaware
NYLIM Asian Equity Market Neural Fund GP, LLC                          Delaware
NYLIM U.S. Large-Cap Core 130/30 Fund GP, LLC                          Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
        Centro de Capacitacion Monterrey, A.C.                         Mexico                 99.791%
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC                                                     Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
Tribeca Holdings I LLC                                                 Delaware
Bluewater Holdings I LLC                                               Delaware
Gramercy Holdings I LLC                                                Delaware
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-O31 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware

ITEM 27.          NUMBER OF CONTRACT OWNERS


     As of January 31, 2007, there were approximately 78,106 owners of Qualified Policies and 48,529 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-III.


ITEM 28.          INDEMNIFICATION


The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.



Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:



8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES



(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the directors duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.



(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.



Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.



The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.



The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.



In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.



(c) DETERMINATION OF INDEMNIFICATION



     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.



     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.



ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.


      The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



Names of Directors and Officers     Positions and Offices with Underwriter
-------------------------------     --------------------------------------
Brian A. Murdock                        Chairman and Chief Executive Officer
Stephen P. Fisher                       Manager, President and Chief Operating Officer
Christopher O. Blunt                    Manager and Executive Vice President, Life and Annuity Distribution
Robert E. Brady                         Manager and Managing Director, Operations
John A. Cullen                          Manager
Barry A. Schub                          Manager
Scott L. Berlin                         Executive Vice President, Non-COLI Variable Life Distribution
Robert J. Hebron                        Executive Vice President, COLI Distribution
John R. Meyer                           Executive Vice President, Variable Annuity and Agency Mutual Funds
                                        Distribution
Thomas A. Clough                        Senior Managing Director, Retirement Services
Barbara McInerney                       Senior Managing Director, Compliance
Alison H. Micucci                       Senior Managing Director, Compliance
Michael D. Coffey                       Managing Director, Mutual Funds - Outside Broker-Dealer Distribution
Philip L. Gazzo                         Managing Director, Mutual Funds - Outside Broker-Dealer Distribution
Mark A. Gomez                           Managing Director and Chief Compliance Officer
Joseph J. Henehan                       Managing Director, Retirement Services
Julia D. Holland                        Managing Director, SMA Distribution
Edward P. Linder                        Managing Director, Variable Annuity and Agency Mutual Funds
                                        Distribution
Marguerite E. H. Morrison               Managing Director and Secretary
Gary M O'Neill                          Managing Director, Agency Distribution
Christopher V. Parisi                   Managing Director, Outside Broker-Dealer Distribution
Jennifer D. Tarsney                     Director, National Accounts
Marianna Wekow                          Director, National Accounts
Albert W. Leier                         Vice President - Financial Operations and Treasurer
David F. Boyle                          Vice President, COLI Wholesaling
Philip E. Caminiti                      Vice President, Mutual Funds Sales Desk - Outside Broker-Dealer
                                        Distribution
Karen E. Dann                           Vice President, Variable Annuity Key Accounts - Bank Distribution
John J. Ogara                           Vice President, Variable Life Wholesaling - Agency Distribution
Mark L. Gudelski                        Vice President, National Accounts
Linda M. Howard                         Vice President, Compliance
Robert F. Meredith                      Vice President, Variable Annuity and Mutual Funds Wholesaling - Agency
                                        Distribution
Stanley W. Metheney                     Vice President, Compliance
Andrew N. Reiss                         Vice President, Variable Annuity Wholesaling - Bank Distribution
John Vaccaro                            Vice President, Compliance
James R. Vavra                          Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                      Vice President, Tax

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES


        New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC New York Life Variable Annuity (formerly New York Life LifeStages(R) Variable Annuity), NYLIAC New York Life Access Variable Annuity (original) (formerly LifeStages(R) Access Variable Annuity), NYLIAC New York Life Access Variable Annuity (formerly MainStay Access Variable Annuity), NYLIAC New York Life Plus Variable Annuity (formerly MainStay Plus Variable Annuity), NYLIAC New York Life Essentials Variable Annuity (formerly LifeStages(R) Essentials Variable Annuity), and NYLIAC New York Life Plus II Variable Annuity (formerly MainStay Plus II Variable Annuity) Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 12th day of April, 2007.


                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)

                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     John R. Meyer*                 Director

     Mark W. Pfaff*                 Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Seymour Sternberg*             Director



By:      /s/ Corey B. Multer
      ----------------------------------
      Corey B. Multer
      Attorney-in-Fact
      April 12, 2007


* Pursuant to Powers of Attorney previously filed.

                                 Exhibit Index


Index Number     Description



(9)              Opinion and Consent of Thomas F. English, Esq.

(10)(a)          Consent of PricewaterhouseCoopers LLP